UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21265
Invesco Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, Principal Executive Officer
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Aerospace & Defense ETF
PPA | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Aerospace & Defense ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Aerospace & Defense ETF	$33	0.57%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$6,869,146,243
Total number of portfolio holdings	62
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
RTX Corp.	8.46%
General Electric Co.	7.75%
Boeing Co. (The)	7.16%
Lockheed Martin Corp.	7.00%
Northrop Grumman Corp.	5.09%
General Dynamics Corp.	4.77%
Honeywell International, Inc.	4.17%
Howmet Aerospace, Inc.	4.13%
L3Harris Technologies, Inc.	3.92%
Parker-Hannifin Corp.	3.22%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PPA-SAR
Invesco Aerospace & Defense ETF

Invesco AI and Next Gen Software ETF
IGPT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco AI and Next Gen Software ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AI and Next Gen Software ETF	$35	0.56%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$654,420,391
Total number of portfolio holdings	102
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Advanced Micro Devices, Inc.	10.57%
Alphabet, Inc., Class A	8.14%
NVIDIA Corp.	7.95%
Micron Technology, Inc.	6.36%
Meta Platforms, Inc., Class A	6.00%
SK hynix, Inc.	5.20%
Intuitive Surgical, Inc.	4.87%
QUALCOMM, Inc.	4.25%
Adobe, Inc.	3.67%
Intel Corp.	3.10%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IGPT-SAR
Invesco AI and Next Gen Software ETF

Invesco Biotechnology & Genome ETF
PBE | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Biotechnology & Genome ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Biotechnology & Genome ETF	$33	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$234,116,633
Total number of portfolio holdings	33
Portfolio turnover rate	67%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Illumina, Inc.	5.71%
Biogen, Inc.	5.15%
Incyte Corp.	5.08%
Regeneron Pharmaceuticals, Inc.	5.06%
Vertex Pharmaceuticals, Inc.	5.02%
Gilead Sciences, Inc.	4.76%
Royalty Pharma PLC, Class A	4.76%
Amgen, Inc.	4.70%
Ionis Pharmaceuticals, Inc.	4.38%
United Therapeutics Corp.	3.59%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBE-SAR
Invesco Biotechnology & Genome ETF

Invesco Bloomberg Analyst Rating Improvers ETF
UPGD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Bloomberg Analyst Rating Improvers ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg Analyst Rating Improvers ETF	$21	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$108,992,375
Total number of portfolio holdings	53
Portfolio turnover rate	93%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Caterpillar, Inc.	2.74%
Cloudflare, Inc., Class A	2.61%
Palantir Technologies, Inc., Class A	2.56%
C.H. Robinson Worldwide, Inc.	2.54%
International Business Machines Corp.	2.53%
Fair Isaac Corp.	2.46%
Zoom Communications, Inc., Class A	2.41%
Waters Corp.	2.35%
Cummins, Inc.	2.20%
NetApp, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-UPGD-SAR
Invesco Bloomberg Analyst Rating Improvers ETF

Invesco Bloomberg MVP Multi-factor ETF
BMVP | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Bloomberg MVP Multi-factor ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg MVP Multi-factor ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$99,229,278
Total number of portfolio holdings	58
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Cardinal Health, Inc.	2.23%
Caterpillar, Inc.	2.21%
Alphabet, Inc., Class A	2.12%
LPL Financial Holdings, Inc.	2.08%
International Business Machines Corp.	1.99%
Corning, Inc.	1.99%
American Express Co.	1.98%
Gilead Sciences, Inc.	1.98%
Cencora, Inc.	1.97%
HCA Healthcare, Inc.	1.97%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BMVP-SAR
Invesco Bloomberg MVP Multi-factor ETF

Invesco Building & Construction ETF
PKB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Building & Construction ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Building & Construction ETF	$35	0.58%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$295,682,289
Total number of portfolio holdings	33
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	6.59%
EMCOR Group, Inc.	5.27%
Johnson Controls International PLC	5.09%
CRH PLC	5.03%
Vulcan Materials Co.	4.80%
Martin Marietta Materials, Inc.	4.80%
Home Depot, Inc. (The)	4.50%
Tractor Supply Co.	4.24%
Argan, Inc.	3.51%
Sterling Infrastructure, Inc.	3.40%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PKB-SAR
Invesco Building & Construction ETF

Invesco BuyBack AchieversTM ETF
PKW | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco BuyBack AchieversTM ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BuyBack AchieversTM ETF	$34	0.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,474,051,882
Total number of portfolio holdings	213
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	5.30%
Chevron Corp.	5.19%
Goldman Sachs Group, Inc. (The)	5.07%
CRH PLC	4.18%
HCA Healthcare, Inc.	4.00%
PayPal Holdings, Inc.	3.50%
Cigna Group (The)	3.41%
General Motors Co.	3.17%
Marathon Petroleum Corp.	2.82%
Monster Beverage Corp.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PKW-SAR
Invesco BuyBack AchieversTM ETF

Invesco Dividend AchieversTM ETF
PFM | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend AchieversTM ETF	$28	0.52%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$730,005,769
Total number of portfolio holdings	432
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	4.85%
Apple, Inc.	4.54%
Microsoft Corp.	3.99%
JPMorgan Chase & Co.	3.37%
Eli Lilly and Co.	3.22%
Walmart, Inc.	3.18%
Oracle Corp.	2.91%
Visa, Inc., Class A	2.28%
Mastercard, Inc., Class A	1.95%
Exxon Mobil Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PFM-SAR
Invesco Dividend AchieversTM ETF

Invesco Dorsey Wright Basic Materials Momentum ETF
PYZ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Basic Materials Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Basic Materials Momentum ETF	$34	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$54,465,349
Total number of portfolio holdings	49
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	5.32%
Uranium Energy Corp.	4.73%
Hecla Mining Co.	4.66%
Coeur Mining, Inc.	3.88%
Newmont Corp.	3.67%
MP Materials Corp.	3.49%
Royal Gold, Inc.	3.08%
Corteva, Inc.	3.07%
Linde PLC	2.92%
ATI, Inc.	2.51%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PYZ-SAR
Invesco Dorsey Wright Basic Materials Momentum ETF

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
PEZ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF	$32	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$48,318,273
Total number of portfolio holdings	43
Portfolio turnover rate	97%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
QuantumScape Corp.	4.92%
Wayfair, Inc., Class A	3.89%
Amazon.com, Inc.	3.83%
Tapestry, Inc.	3.80%
Royal Caribbean Cruises Ltd.	3.76%
DoorDash, Inc., Class A	3.74%
EchoStar Corp., Class A	3.68%
Carvana Co.	3.61%
Ralph Lauren Corp.	3.56%
Somnigroup International, Inc.	3.55%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PEZ-SAR
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF

Invesco Dorsey Wright Consumer Staples Momentum ETF
PSL | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Consumer Staples Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Consumer Staples Momentum ETF	$29	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$86,434,266
Total number of portfolio holdings	48
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Casey's General Stores, Inc.	6.14%
Costco Wholesale Corp.	5.94%
Church & Dwight Co., Inc.	5.62%
Celsius Holdings, Inc.	4.33%
e.l.f. Beauty, Inc.	3.79%
Kroger Co. (The)	3.59%
US Foods Holding Corp.	3.59%
Performance Food Group Co.	3.49%
Procter & Gamble Co. (The)	3.17%
Estee Lauder Cos., Inc. (The), Class A	3.09%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSL-SAR
Invesco Dorsey Wright Consumer Staples Momentum ETF

Invesco Dorsey Wright Energy Momentum ETF
PXI | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Energy Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Energy Momentum ETF	$34	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$43,504,294
Total number of portfolio holdings	47
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Centrus Energy Corp., Class A	8.04%
Marathon Petroleum Corp.	5.77%
Targa Resources Corp.	5.45%
Williams Cos., Inc. (The)	3.95%
Valero Energy Corp.	3.39%
Kinder Morgan, Inc.	3.23%
Weatherford International PLC	3.00%
Exxon Mobil Corp.	2.99%
Cheniere Energy, Inc.	2.91%
Delek US Holdings, Inc.	2.76%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXI-SAR
Invesco Dorsey Wright Energy Momentum ETF

Invesco Dorsey Wright Financial Momentum ETF
PFI | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Financial Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Financial Momentum ETF	$31	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$59,306,804
Total number of portfolio holdings	44
Portfolio turnover rate	76%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Robinhood Markets, Inc., Class A	6.09%
Mastercard, Inc., Class A	4.93%
JPMorgan Chase & Co.	4.20%
Ares Management Corp., Class A	3.51%
SoFi Technologies, Inc.	3.50%
American Express Co.	3.45%
Interactive Brokers Group, Inc., Class A	3.36%
KKR & Co., Inc., Class A	3.19%
Blackstone, Inc., Class A	3.06%
Evercore, Inc., Class A	2.88%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PFI-SAR
Invesco Dorsey Wright Financial Momentum ETF

Invesco Dorsey Wright Healthcare Momentum ETF
PTH | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Healthcare Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Healthcare Momentum ETF	$33	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$113,357,064
Total number of portfolio holdings	59
Portfolio turnover rate	131%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Insmed, Inc.	5.09%
Medpace Holdings, Inc.	5.01%
Guardant Health, Inc.	4.29%
Nektar Therapeutics	4.13%
Tenet Healthcare Corp.	3.61%
Boston Scientific Corp.	3.51%
Natera, Inc.	3.50%
Cidara Therapeutics, Inc.	3.47%
Hims & Hers Health, Inc.	3.32%
Celcuity, Inc.	3.04%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PTH-SAR
Invesco Dorsey Wright Healthcare Momentum ETF

Invesco Dorsey Wright Industrials Momentum ETF
PRN | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Industrials Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Industrials Momentum ETF	$35	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$401,158,399
Total number of portfolio holdings	45
Portfolio turnover rate	87%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Rocket Lab Corp.	5.09%
Comfort Systems USA, Inc.	4.80%
Bloom Energy Corp., Class A	4.56%
Kratos Defense & Security Solutions, Inc.	3.77%
Trane Technologies PLC	3.66%
Quanta Services, Inc.	3.36%
Howmet Aerospace, Inc.	3.24%
EMCOR Group, Inc.	3.22%
Parker-Hannifin Corp.	3.06%
Axon Enterprise, Inc.	3.02%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PRN-SAR
Invesco Dorsey Wright Industrials Momentum ETF

Invesco Dorsey Wright Momentum ETF
PDP | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Momentum ETF	$35	0.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,375,468,312
Total number of portfolio holdings	103
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	2.96%
AppLovin Corp., Class A	2.96%
Amphenol Corp., Class A	2.91%
Rocket Lab Corp.	2.89%
Comfort Systems USA, Inc.	2.72%
Robinhood Markets, Inc., Class A	2.52%
Mastercard, Inc., Class A	2.50%
Rollins, Inc.	2.42%
Cadence Design Systems, Inc.	2.27%
Medpace Holdings, Inc.	2.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PDP-SAR
Invesco Dorsey Wright Momentum ETF

Invesco Dorsey Wright Technology Momentum ETF
PTF | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Technology Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Technology Momentum ETF	$36	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$416,350,213
Total number of portfolio holdings	38
Portfolio turnover rate	128%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.70%
Rigetti Computing, Inc.	4.59%
Sandisk Corp.	4.44%
Cipher Mining, Inc.	4.36%
Broadcom, Inc.	3.81%
Opendoor Technologies, Inc.	3.72%
Terawulf, Inc.	3.60%
Bitmine Immersion Technologies, Inc.	3.56%
KLA Corp.	3.46%
Arista Networks, Inc.	3.32%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PTF-SAR
Invesco Dorsey Wright Technology Momentum ETF

Invesco Dorsey Wright Utilities Momentum ETF
PUI | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Utilities Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Utilities Momentum ETF	$33	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$53,624,977
Total number of portfolio holdings	37
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Oklo, Inc.	4.83%
Lumen Technologies, Inc.	4.09%
NRG Energy, Inc.	3.86%
WEC Energy Group, Inc.	3.83%
Atmos Energy Corp.	3.79%
NiSource, Inc.	3.64%
American Water Works Co., Inc.	3.61%
Duke Energy Corp.	3.48%
DTE Energy Co.	3.44%
Talen Energy Corp.	3.28%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PUI-SAR
Invesco Dorsey Wright Utilities Momentum ETF

Invesco Dow Jones Industrial Average Dividend ETF
DJD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dow Jones Industrial Average Dividend ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dow Jones Industrial Average Dividend ETF	$4	0.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$358,000,647
Total number of portfolio holdings	28
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	9.89%
Chevron Corp.	7.17%
Merck & Co., Inc.	6.96%
Amgen, Inc.	6.26%
International Business Machines Corp.	5.80%
Johnson & Johnson	5.31%
Coca-Cola Co. (The)	5.04%
UnitedHealth Group, Inc.	4.72%
Cisco Systems, Inc.	4.39%
Procter & Gamble Co. (The)	4.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-DJD-SAR
Invesco Dow Jones Industrial Average Dividend ETF

Invesco Energy Exploration & Production ETF
PXE | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Energy Exploration & Production ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Exploration & Production ETF	$34	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$68,393,232
Total number of portfolio holdings	33
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Valero Energy Corp.	5.93%
Marathon Petroleum Corp.	5.77%
EQT Corp.	5.23%
Antero Resources Corp.	5.10%
Coterra Energy, Inc.	5.09%
Devon Energy Corp.	4.74%
Occidental Petroleum Corp.	4.60%
EOG Resources, Inc.	4.49%
Par Pacific Holdings, Inc.	3.48%
Murphy Oil Corp.	3.31%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXE-SAR
Invesco Energy Exploration & Production ETF

Invesco Financial Preferred ETF
PGF | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Financial Preferred ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Financial Preferred ETF	$29	0.56%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$786,244,937
Total number of portfolio holdings	97
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	2.75%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	2.48%
Wells Fargo & Co., Series Z, Pfd., 4.75%	2.30%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	2.19%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	2.18%
Allstate Corp. (The), Series H, Pfd., 5.10%	2.03%
Bank of America Corp., Series GG, Pfd., 6.00%	1.98%
Bank of America Corp., Series KK, Pfd., 5.38%	1.82%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.82%
Athene Holding Ltd., Series A, Pfd., 6.35%	1.74%
* Excluding money market fund holdings, if any.

Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PGF-SAR
Invesco Financial Preferred ETF

Invesco Food & Beverage ETF
PBJ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Food & Beverage ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Food & Beverage ETF	$31	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$97,431,396
Total number of portfolio holdings	33
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Monster Beverage Corp.	5.85%
DoorDash, Inc., Class A	5.56%
Sysco Corp.	5.08%
Mondelez International, Inc., Class A	5.04%
Hershey Co. (The)	5.03%
Kroger Co. (The)	5.02%
Kraft Heinz Co. (The)	4.86%
Corteva, Inc.	4.52%
United Natural Foods, Inc.	4.00%
Ingles Markets, Inc., Class A	3.04%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBJ-SAR
Invesco Food & Beverage ETF

Invesco Global Listed Private Equity ETF
PSP | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Global Listed Private Equity ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Listed Private Equity ETF	$34	0.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$326,880,773
Total number of portfolio holdings	74
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
3i Group PLC	5.41%
EQT AB	4.84%
TPG, Inc.	4.67%
Partners Group Holding AG	4.55%
Blue Owl Capital, Inc.	4.40%
HAL Trust	4.39%
CVC Capital Partners PLC	4.34%
KKR & Co., Inc., Class A	4.33%
Blackstone, Inc., Class A	4.28%
Sofina S.A.	4.15%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSP-SAR
Invesco Global Listed Private Equity ETF

Invesco Golden Dragon China ETF
PGJ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Golden Dragon China ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Golden Dragon China ETF	$39	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$156,129,393
Total number of portfolio holdings	85
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd., ADR	9.65%
Baidu, Inc., ADR	7.52%
JD.com, Inc., ADR	7.42%
Yum China Holdings, Inc.	7.40%
Tencent Music Entertainment Group, ADR	5.65%
NIO, Inc., ADR	4.34%
NetEase, Inc., ADR	3.93%
Full Truck Alliance Co. Ltd., ADR	3.81%
Kanzhun Ltd., ADR	3.59%
Vipshop Holdings Ltd., ADR	3.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PGJ-SAR
Invesco Golden Dragon China ETF

Invesco High Yield Equity Dividend AchieversTM ETF
PEY | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco High Yield Equity Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Equity Dividend AchieversTM ETF	$27	0.52%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,060,026,658
Total number of portfolio holdings	52
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Cogent Communications Holdings, Inc.	4.49%
United Parcel Service, Inc., Class B	3.56%
LyondellBasell Industries N.V., Class A	3.42%
Pfizer, Inc.	2.96%
Edison International	2.47%
Best Buy Co., Inc.	2.47%
Avista Corp.	2.39%
Verizon Communications, Inc.	2.37%
Polaris, Inc.	2.37%
AES Corp. (The)	2.28%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PEY-SAR
Invesco High Yield Equity Dividend AchieversTM ETF

Invesco International Dividend AchieversTM ETF
PID | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco International Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Dividend AchieversTM ETF	$28	0.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$866,014,225
Total number of portfolio holdings	51
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Brookfield Renewable Partners L.P.	4.68%
PT Telkom Indonesia (Persero) Tbk, ADR	4.04%
Brookfield Infrastructure Partners L.P.	3.92%
PLDT, Inc., ADR	3.78%
BCE, Inc.	3.66%
Amcor PLC	3.61%
Enbridge, Inc.	3.57%
TELUS Corp.	3.55%
Canadian Natural Resources Ltd.	3.48%
British American Tobacco PLC, ADR	3.28%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PID-SAR
Invesco International Dividend AchieversTM ETF

Invesco Large Cap Growth ETF
PWB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Large Cap Growth ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Large Cap Growth ETF	$32	0.55%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,450,795,746
Total number of portfolio holdings	53
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Advanced Micro Devices, Inc.	4.69%
Alphabet, Inc., Class A	4.14%
Palantir Technologies, Inc., Class A	3.80%
Broadcom, Inc.	3.78%
General Electric Co.	3.44%
NVIDIA Corp.	3.40%
Amazon.com, Inc.	3.25%
Walmart, Inc.	3.21%
Microsoft Corp.	3.14%
Intuit, Inc.	3.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PWB-SAR
Invesco Large Cap Growth ETF

Invesco Large Cap Value ETF
PWV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Large Cap Value ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Large Cap Value ETF	$30	0.55%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,208,934,637
Total number of portfolio holdings	51
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
International Business Machines Corp.	4.17%
Morgan Stanley	3.62%
Johnson & Johnson	3.52%
Cisco Systems, Inc.	3.52%
Wells Fargo & Co.	3.51%
Bank of America Corp.	3.50%
Goldman Sachs Group, Inc. (The)	3.47%
AbbVie, Inc.	3.44%
JPMorgan Chase & Co.	3.43%
Exxon Mobil Corp.	3.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PWV-SAR
Invesco Large Cap Value ETF

Invesco Leisure and Entertainment ETF
PEJ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Leisure and Entertainment ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Leisure and Entertainment ETF	$32	0.57%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$328,785,016
Total number of portfolio holdings	33
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Warner Bros. Discovery, Inc.	9.72%
Las Vegas Sands Corp.	5.39%
DoorDash, Inc., Class A	5.22%
Sysco Corp.	4.76%
Carnival Corp.	4.61%
Live Nation Entertainment, Inc.	4.58%
Royal Caribbean Cruises Ltd.	4.14%
Flutter Entertainment PLC	3.95%
Lyft, Inc., Class A	3.39%
Biglari Holdings, Inc., Class B	3.23%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PEJ-SAR
Invesco Leisure and Entertainment ETF

Invesco MSCI Sustainable Future ETF
ERTH | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco MSCI Sustainable Future ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Sustainable Future ETF	$37	0.65%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$147,421,171
Total number of portfolio holdings	153
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Tesla, Inc.	6.16%
NVIDIA Corp.	5.04%
First Solar, Inc.	4.88%
Digital Realty Trust, Inc.	4.64%
BYD Co. Ltd., H Shares	4.03%
Vestas Wind Systems A/S	3.71%
LG Energy Solution Ltd.	2.78%
Nextracker, Inc., Class A	2.68%
XPeng, Inc.	2.61%
Contemporary Amperex Technology Co. Ltd., A Shares	2.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-ERTH-SAR
Invesco MSCI Sustainable Future ETF

Invesco NASDAQ Internet ETF
PNQI | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco NASDAQ Internet ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ Internet ETF	$34	0.60%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$807,809,344
Total number of portfolio holdings	82
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class C	10.20%
Apple, Inc.	9.00%
Amazon.com, Inc.	8.25%
Microsoft Corp.	7.90%
Meta Platforms, Inc., Class A	6.78%
Shopify, Inc., Class A	4.68%
Uber Technologies, Inc.	3.98%
Salesforce, Inc.	3.93%
Walt Disney Co. (The)	3.68%
Netflix, Inc.	3.58%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PNQI-SAR
Invesco NASDAQ Internet ETF

Invesco Next Gen Connectivity ETF
KNCT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Next Gen Connectivity ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Next Gen Connectivity ETF	$24	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$39,719,003
Total number of portfolio holdings	101
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.56%
Apple, Inc.	8.52%
Broadcom, Inc.	7.45%
Cisco Systems, Inc.	4.27%
Samsung Electronics Co. Ltd.	4.20%
International Business Machines Corp.	3.34%
Micron Technology, Inc.	3.27%
QUALCOMM, Inc.	3.11%
AT&T, Inc.	2.79%
Arista Networks, Inc.	2.70%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KNCT-SAR
Invesco Next Gen Connectivity ETF

Invesco Next Gen Media and Gaming ETF
GGME | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Next Gen Media and Gaming ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Next Gen Media and Gaming ETF	$36	0.63%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$162,466,893
Total number of portfolio holdings	95
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	9.26%
NVIDIA Corp.	9.00%
QUALCOMM, Inc.	7.55%
Netflix, Inc.	7.32%
Advanced Micro Devices, Inc.	7.29%
Meta Platforms, Inc., Class A	6.80%
Adobe, Inc.	4.30%
Spotify Technology S.A.	4.21%
Cloudflare, Inc., Class A	3.96%
Nintendo Co. Ltd.	3.93%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GGME-SAR
Invesco Next Gen Media and Gaming ETF

Invesco Oil & Gas Services ETF
PXJ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Oil & Gas Services ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oil & Gas Services ETF	$38	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$27,340,950
Total number of portfolio holdings	33
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Frontline PLC	5.51%
Halliburton Co.	5.42%
Weatherford International PLC	5.29%
TechnipFMC PLC	5.04%
NOV, Inc.	5.01%
Baker Hughes Co., Class A	4.81%
Noble Corp. PLC	4.63%
SLB Ltd.	4.51%
Liberty Energy, Inc., Class A	3.93%
ProFrac Holding Corp., Class A	3.27%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXJ-SAR
Invesco Oil & Gas Services ETF

Invesco Pharmaceuticals ETF
PJP | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Pharmaceuticals ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pharmaceuticals ETF	$33	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$276,937,119
Total number of portfolio holdings	35
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	5.50%
Travere Therapeutics, Inc.	5.15%
Johnson & Johnson	5.02%
AbbVie, Inc.	4.91%
Gilead Sciences, Inc.	4.89%
Amgen, Inc.	4.83%
Merck & Co., Inc.	4.74%
Pfizer, Inc.	4.64%
Abbott Laboratories	4.40%
United Therapeutics Corp.	3.68%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PJP-SAR
Invesco Pharmaceuticals ETF

Invesco RAFI US 1000 ETF
PRF | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco RAFI US 1000 ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI US 1000 ETF	$19	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$8,289,791,906
Total number of portfolio holdings	1,083
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.10%
Apple, Inc.	4.07%
Microsoft Corp.	2.71%
Amazon.com, Inc.	2.05%
JPMorgan Chase & Co.	1.95%
Berkshire Hathaway, Inc., Class B	1.93%
Exxon Mobil Corp.	1.71%
Intel Corp.	1.38%
Bank of America Corp.	1.34%
Meta Platforms, Inc., Class A	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PRF-SAR
Invesco RAFI US 1000 ETF

Invesco RAFI US 1500 Small-Mid ETF
PRFZ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco RAFI US 1500 Small-Mid ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI US 1500 Small-Mid ETF	$21	0.38%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$2,559,987,926
Total number of portfolio holdings	1,680
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Opendoor Technologies, Inc.	1.03%
AppLovin Corp., Class A	0.60%
Primoris Services Corp.	0.46%
Ionis Pharmaceuticals, Inc.	0.44%
Carpenter Technology Corp.	0.41%
Bloom Energy Corp., Class A	0.37%
Hecla Mining Co.	0.36%
GRAIL, Inc.	0.35%
Roivant Sciences Ltd.	0.35%
Advanced Energy Industries, Inc.	0.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PRFZ-SAR
Invesco RAFI US 1500 Small-Mid ETF

Invesco S&P 100 Equal Weight ETF
EQWL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 100 Equal Weight ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 100 Equal Weight ETF	$14	0.25%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,832,832,217
Total number of portfolio holdings	104
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Intel Corp.	1.56%
Advanced Micro Devices, Inc.	1.55%
Caterpillar, Inc.	1.32%
Tesla, Inc.	1.27%
General Motors Co.	1.17%
Palantir Technologies, Inc., Class A	1.16%
International Business Machines Corp.	1.16%
Apple, Inc.	1.15%
Thermo Fisher Scientific, Inc.	1.15%
Intuitive Surgical, Inc.	1.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EQWL-SAR
Invesco S&P 100 Equal Weight ETF

Invesco S&P 500 BuyWrite ETF
PBP | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500 BuyWrite ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 BuyWrite ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$304,404,905
Total number of portfolio holdings	504
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.81%
Apple, Inc.	7.15%
Microsoft Corp.	6.86%
Amazon.com, Inc.	4.23%
Broadcom, Inc.	3.10%
Alphabet, Inc., Class A	2.92%
Meta Platforms, Inc., Class A	2.51%
Alphabet, Inc., Class C	2.35%
Tesla, Inc.	2.28%
Berkshire Hathaway, Inc., Class B	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBP-SAR
Invesco S&P 500 BuyWrite ETF

Invesco S&P 500® Equal Weight Communication Services ETF
RSPC | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Communication Services ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Communication Services ETF	$22	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$73,375,759
Total number of portfolio holdings	28
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Warner Bros. Discovery, Inc.	8.08%
Electronic Arts, Inc.	5.30%
Trade Desk, Inc. (The), Class A	4.92%
Take-Two Interactive Software, Inc.	4.74%
Paramount Skydance Corp.	4.60%
Frontier Communications Parent, Inc.	4.56%
Interpublic Group of Cos., Inc. (The)	4.46%
Omnicom Group, Inc.	4.45%
Walt Disney Co. (The)	4.39%
TKO Group Holdings, Inc.	4.36%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPC-SAR
Invesco S&P 500® Equal Weight Communication Services ETF

Invesco S&P 500® Equal Weight Consumer Discretionary ETF
RSPD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Discretionary ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	$22	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$213,973,381
Total number of portfolio holdings	51
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Tesla, Inc.	2.80%
General Motors Co.	2.57%
Ford Motor Co.	2.46%
Las Vegas Sands Corp.	2.33%
Best Buy Co., Inc.	2.29%
Ross Stores, Inc.	2.27%
Amazon.com, Inc.	2.27%
Tapestry, Inc.	2.23%
lululemon athletica, Inc.	2.22%
Airbnb, Inc., Class A	2.19%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPD-SAR
Invesco S&P 500® Equal Weight Consumer Discretionary ETF

Invesco S&P 500® Equal Weight Consumer Staples ETF
RSPS | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Staples ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Consumer Staples ETF	$20	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$227,510,639
Total number of portfolio holdings	39
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bunge Global S.A.	3.24%
Estee Lauder Cos., Inc. (The), Class A	3.12%
Lamb Weston Holdings, Inc.	3.11%
Monster Beverage Corp.	3.00%
Kellanova	2.96%
PepsiCo, Inc.	2.89%
Target Corp.	2.88%
Coca-Cola Co. (The)	2.86%
Walmart, Inc.	2.84%
Dollar Tree, Inc.	2.83%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPS-SAR
Invesco S&P 500® Equal Weight Consumer Staples ETF

Invesco S&P 500® Equal Weight Energy ETF
RSPG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Energy ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Energy ETF	$21	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$403,238,532
Total number of portfolio holdings	23
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Halliburton Co.	5.41%
Marathon Petroleum Corp.	4.89%
Expand Energy Corp.	4.88%
Valero Energy Corp.	4.87%
EQT Corp.	4.77%
Phillips 66 Co.	4.72%
Baker Hughes Co., Class A	4.70%
Diamondback Energy, Inc.	4.67%
Exxon Mobil Corp.	4.63%
Texas Pacific Land Corp.	4.58%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPG-SAR
Invesco S&P 500® Equal Weight Energy ETF

Invesco S&P 500® Equal Weight ETF
RSP | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight ETF	$11	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$72,885,032,690
Total number of portfolio holdings	507
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Warner Bros. Discovery, Inc.	0.36%
Intel Corp.	0.32%
Advanced Micro Devices, Inc.	0.32%
Micron Technology, Inc.	0.32%
Western Digital Corp.	0.31%
Teradyne, Inc.	0.31%
Lam Research Corp.	0.29%
Applied Materials, Inc.	0.28%
Caterpillar, Inc.	0.27%
Albemarle Corp.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSP-SAR
Invesco S&P 500® Equal Weight ETF

Invesco S&P 500® Equal Weight Financials ETF
RSPF | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Financials ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Financials ETF	$21	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$308,452,246
Total number of portfolio holdings	78
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Robinhood Markets, Inc., Class A	1.72%
Interactive Brokers Group, Inc., Class A	1.55%
American Express Co.	1.54%
Coinbase Global, Inc., Class A	1.50%
Wells Fargo & Co.	1.49%
Invesco Ltd.	1.48%
Bank of America Corp.	1.47%
Morgan Stanley	1.47%
PayPal Holdings, Inc.	1.46%
Principal Financial Group, Inc.	1.45%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPF-SAR
Invesco S&P 500® Equal Weight Financials ETF

Invesco S&P 500® Equal Weight Health Care ETF
RSPH | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Health Care ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Health Care ETF	$21	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$716,038,536
Total number of portfolio holdings	63
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Cardinal Health, Inc.	2.04%
Bio-Techne Corp.	1.96%
Waters Corp.	1.91%
Thermo Fisher Scientific, Inc.	1.90%
Intuitive Surgical, Inc.	1.90%
Agilent Technologies, Inc.	1.88%
IQVIA Holdings, Inc.	1.88%
Charles River Laboratories International, Inc.	1.88%
Regeneron Pharmaceuticals, Inc.	1.87%
Universal Health Services, Inc., Class B	1.86%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPH-SAR
Invesco S&P 500® Equal Weight Health Care ETF

Invesco S&P 500® Equal Weight Industrials ETF
RSPN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Industrials ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Industrials ETF	$22	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$685,397,664
Total number of portfolio holdings	80
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Caterpillar, Inc.	1.71%
J.B. Hunt Transport Services, Inc.	1.55%
C.H. Robinson Worldwide, Inc.	1.52%
Huntington Ingalls Industries, Inc.	1.49%
RTX Corp.	1.44%
Quanta Services, Inc.	1.44%
United Parcel Service, Inc., Class B	1.44%
FedEx Corp.	1.41%
CSX Corp.	1.41%
Howmet Aerospace, Inc.	1.41%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPN-SAR
Invesco S&P 500® Equal Weight Industrials ETF

Invesco S&P 500® Equal Weight Materials ETF
RSPM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Materials ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Materials ETF	$21	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$146,624,705
Total number of portfolio holdings	28
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Albemarle Corp.	5.20%
Steel Dynamics, Inc.	4.58%
DuPont de Nemours, Inc.	4.16%
Avery Dennison Corp.	4.12%
Nucor Corp.	4.10%
Newmont Corp.	4.01%
Dow, Inc.	3.88%
Martin Marietta Materials, Inc.	3.86%
Vulcan Materials Co.	3.81%
International Flavors & Fragrances, Inc.	3.79%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPM-SAR
Invesco S&P 500® Equal Weight Materials ETF

Invesco S&P 500® Equal Weight Real Estate ETF
RSPR | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Real Estate ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Real Estate ETF	$20	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$112,235,249
Total number of portfolio holdings	32
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Prologis, Inc.	3.79%
Equinix, Inc.	3.68%
Welltower, Inc.	3.66%
Ventas, Inc.	3.62%
Iron Mountain, Inc.	3.59%
Healthpeak Properties, Inc.	3.39%
SBA Communications Corp., Class A	3.36%
Simon Property Group, Inc.	3.33%
Digital Realty Trust, Inc.	3.33%
Realty Income Corp.	3.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPR-SAR
Invesco S&P 500® Equal Weight Real Estate ETF

Invesco S&P 500® Equal Weight Technology ETF
RSPT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Technology ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Technology ETF	$24	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$4,200,749,230
Total number of portfolio holdings	71
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Intel Corp.	2.16%
Advanced Micro Devices, Inc.	2.15%
Micron Technology, Inc.	2.14%
Western Digital Corp.	2.12%
Teradyne, Inc.	2.07%
Lam Research Corp.	1.96%
Applied Materials, Inc.	1.91%
Seagate Technology Holdings PLC	1.77%
First Solar, Inc.	1.75%
Dell Technologies, Inc., Class C	1.74%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPT-SAR
Invesco S&P 500® Equal Weight Technology ETF

Invesco S&P 500® Equal Weight Utilities ETF
RSPU | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Utilities ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Utilities ETF	$21	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$513,872,298
Total number of portfolio holdings	34
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Constellation Energy Corp.	3.63%
Eversource Energy	3.55%
NextEra Energy, Inc.	3.53%
Xcel Energy, Inc.	3.46%
Sempra	3.45%
American Electric Power Co., Inc.	3.42%
AES Corp. (The)	3.36%
Entergy Corp.	3.35%
Evergy, Inc.	3.30%
NRG Energy, Inc.	3.28%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPU-SAR
Invesco S&P 500® Equal Weight Utilities ETF

Invesco S&P 500 GARP ETF
SPGP | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500 GARP ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 GARP ETF	$19	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$2,576,598,971
Total number of portfolio holdings	78
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	3.51%
Arista Networks, Inc.	3.34%
Super Micro Computer, Inc.	2.98%
Monolithic Power Systems, Inc.	2.61%
Uber Technologies, Inc.	2.57%
Delta Air Lines, Inc.	2.49%
Expedia Group, Inc.	2.47%
United Airlines Holdings, Inc.	2.37%
Royal Caribbean Cruises Ltd.	2.16%
Host Hotels & Resorts, Inc.	2.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPGP-SAR
Invesco S&P 500 GARP ETF

Invesco S&P 500® Pure Growth ETF
RPG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Pure Growth ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Pure Growth ETF	$20	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,683,873,711
Total number of portfolio holdings	97
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	3.24%
NVIDIA Corp.	2.47%
Arista Networks, Inc.	2.33%
Vistra Corp.	2.27%
Royal Caribbean Cruises Ltd.	2.17%
Howmet Aerospace, Inc.	2.11%
Carnival Corp.	2.11%
Quanta Services, Inc.	1.89%
United Airlines Holdings, Inc.	1.85%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RPG-SAR
Invesco S&P 500® Pure Growth ETF

Invesco S&P 500® Pure Value ETF
RPV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Pure Value ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Pure Value ETF	$19	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,365,957,306
Total number of portfolio holdings	106
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	3.69%
General Motors Co.	3.35%
Ford Motor Co.	3.11%
Warner Bros. Discovery, Inc.	2.86%
Archer-Daniels-Midland Co.	2.57%
Bunge Global S.A.	2.49%
Paramount Skydance Corp.	2.41%
Valero Energy Corp.	2.32%
Citigroup, Inc.	2.03%
Mosaic Co. (The)	1.97%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RPV-SAR
Invesco S&P 500® Pure Value ETF

Invesco S&P 500® Quality ETF
SPHQ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Quality ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Quality ETF	$8	0.15%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$14,913,435,068
Total number of portfolio holdings	101
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.50%
General Electric Co.	4.60%
Mastercard, Inc., Class A	4.46%
Costco Wholesale Corp.	4.37%
Visa, Inc., Class A	4.36%
Procter & Gamble Co. (The)	4.36%
Caterpillar, Inc.	3.17%
Coca-Cola Co. (The)	3.00%
Lam Research Corp.	2.62%
Salesforce, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPHQ-SAR
Invesco S&P 500® Quality ETF

Invesco S&P 500® Top 50 ETF
XLG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Top 50 ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Top 50 ETF	$12	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$11,530,262,977
Total number of portfolio holdings	52
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.45%
Apple, Inc.	10.93%
Microsoft Corp.	10.48%
Amazon.com, Inc.	6.45%
Broadcom, Inc.	4.73%
Alphabet, Inc., Class A	4.45%
Meta Platforms, Inc., Class A	3.83%
Alphabet, Inc., Class C	3.58%
Tesla, Inc.	3.49%
Berkshire Hathaway, Inc., Class B	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XLG-SAR
Invesco S&P 500® Top 50 ETF

Invesco S&P 500 Value with Momentum ETF
SPVM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500 Value with Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Value with Momentum ETF	$21	0.39%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$76,903,827
Total number of portfolio holdings	103
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
General Motors Co.	3.08%
Hewlett Packard Enterprise Co.	2.33%
Invesco Ltd.	2.27%
United Airlines Holdings, Inc.	1.90%
Warner Bros. Discovery, Inc.	1.89%
Mohawk Industries, Inc.	1.74%
Citigroup, Inc.	1.69%
Paramount Skydance Corp.	1.61%
Citizens Financial Group, Inc.	1.53%
Universal Health Services, Inc., Class B	1.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPVM-SAR
Invesco S&P 500 Value with Momentum ETF

Invesco S&P MidCap 400® GARP ETF
GRPM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P MidCap 400® GARP ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400® GARP ETF	$19	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$440,598,323
Total number of portfolio holdings	62
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.90%
Celsius Holdings, Inc.	3.78%
Medpace Holdings, Inc.	3.44%
Rambus, Inc.	3.40%
AppFolio, Inc., Class A	2.58%
Fabrinet	2.56%
RenaissanceRe Holdings Ltd.	2.34%
AAON, Inc.	2.32%
Hyatt Hotels Corp., Class A	2.28%
Halozyme Therapeutics, Inc.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GRPM-SAR
Invesco S&P MidCap 400® GARP ETF

Invesco S&P MidCap 400® Pure Growth ETF
RFG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Growth ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400® Pure Growth ETF	$19	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$291,598,765
Total number of portfolio holdings	98
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	4.06%
Roivant Sciences Ltd.	3.59%
Carpenter Technology Corp.	3.13%
Hims & Hers Health, Inc.	2.42%
Valaris Ltd.	2.37%
ATI, Inc.	1.86%
Medpace Holdings, Inc.	1.81%
MasTec, Inc.	1.72%
Twilio, Inc., Class A	1.51%
Exelixis, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RFG-SAR
Invesco S&P MidCap 400® Pure Growth ETF

Invesco S&P MidCap 400® Pure Value ETF
RFV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Value ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400® Pure Value ETF	$19	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$277,956,104
Total number of portfolio holdings	84
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
HF Sinclair Corp.	4.39%
PBF Energy, Inc., Class A	3.72%
TD SYNNEX Corp.	3.36%
Macy's, Inc.	3.33%
Concentrix Corp.	3.29%
Cleveland-Cliffs, Inc.	3.16%
Lear Corp.	2.88%
Avnet, Inc.	2.73%
Arrow Electronics, Inc.	2.61%
Goodyear Tire & Rubber Co. (The)	2.26%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RFV-SAR
Invesco S&P MidCap 400® Pure Value ETF

Invesco S&P MidCap Momentum ETF
XMMO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P MidCap Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Momentum ETF	$19	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$4,781,986,850
Total number of portfolio holdings	82
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	5.36%
Twilio, Inc., Class A	3.77%
Curtiss-Wright Corp.	3.65%
Ciena Corp.	3.36%
Talen Energy Corp.	3.35%
US Foods Holding Corp.	2.93%
Woodward, Inc.	2.70%
Flex Ltd.	2.68%
BWX Technologies, Inc.	2.61%
Guidewire Software, Inc.	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XMMO-SAR
Invesco S&P MidCap Momentum ETF

Invesco S&P MidCap Quality ETF
XMHQ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P MidCap Quality ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Quality ETF	$13	0.25%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$5,145,044,461
Total number of portfolio holdings	80
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	5.67%
Medpace Holdings, Inc.	4.27%
Carlisle Cos., Inc.	4.05%
United Therapeutics Corp.	3.82%
Manhattan Associates, Inc.	2.62%
BWX Technologies, Inc.	2.52%
AECOM	2.37%
DocuSign, Inc.	2.19%
Nextracker, Inc., Class A	2.18%
RPM International, Inc.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XMHQ-SAR
Invesco S&P MidCap Quality ETF

Invesco S&P MidCap Value with Momentum ETF
XMVM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P MidCap Value with Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Value with Momentum ETF	$20	0.37%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$311,097,407
Total number of portfolio holdings	83
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
EchoStar Corp., Class A	6.71%
TD SYNNEX Corp.	2.46%
Brighthouse Financial, Inc.	2.31%
WESCO International, Inc.	2.14%
Avnet, Inc.	2.11%
Lithia Motors, Inc., Class A	2.01%
Taylor Morrison Home Corp., Class A	1.80%
Graham Holdings Co., Class B	1.80%
Valley National Bancorp	1.72%
AutoNation, Inc.	1.68%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XMVM-SAR
Invesco S&P MidCap Value with Momentum ETF

Invesco S&P SmallCap 600® Pure Growth ETF
RZG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Growth ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600® Pure Growth ETF	$19	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$103,864,678
Total number of portfolio holdings	140
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Protagonist Therapeutics, Inc.	2.68%
InterDigital, Inc.	2.47%
DXP Enterprises, Inc.	1.91%
Powell Industries, Inc.	1.88%
Acadian Asset Management, Inc.	1.74%
Corcept Therapeutics, Inc.	1.57%
TG Therapeutics, Inc.	1.49%
Sterling Infrastructure, Inc.	1.48%
Veracyte, Inc.	1.48%
Krystal Biotech, Inc.	1.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RZG-SAR
Invesco S&P SmallCap 600® Pure Growth ETF

Invesco S&P SmallCap 600® Pure Value ETF
RZV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Value ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600® Pure Value ETF	$20	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$221,586,065
Total number of portfolio holdings	144
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Viasat, Inc.	5.54%
Par Pacific Holdings, Inc.	3.83%
Dana, Inc.	2.02%
Kohl's Corp.	1.86%
Adient PLC	1.86%
National Vision Holdings, Inc.	1.77%
United Natural Foods, Inc.	1.76%
Topgolf Callaway Brands Corp.	1.70%
Enviri Corp.	1.67%
Lincoln National Corp.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RZV-SAR
Invesco S&P SmallCap 600® Pure Value ETF

Invesco S&P SmallCap Momentum ETF
XSMO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Momentum ETF	$19	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$2,001,695,320
Total number of portfolio holdings	118
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Sterling Infrastructure, Inc.	4.64%
InterDigital, Inc.	3.77%
Armstrong World Industries, Inc.	2.89%
TTM Technologies, Inc.	2.80%
SPX Technologies, Inc.	2.21%
Dycom Industries, Inc.	2.19%
Sanmina Corp.	2.10%
Zurn Elkay Water Solutions Corp.	2.02%
CareTrust REIT, Inc.	1.96%
Brinker International, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSMO-SAR
Invesco S&P SmallCap Momentum ETF

Invesco S&P SmallCap Value with Momentum ETF
XSVM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Value with Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Value with Momentum ETF	$19	0.36%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$566,649,358
Total number of portfolio holdings	119
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Sally Beauty Holdings, Inc.	2.13%
United Natural Foods, Inc.	2.05%
MarineMax, Inc.	1.79%
Lincoln National Corp.	1.71%
Resideo Technologies, Inc.	1.67%
Genworth Financial, Inc., Class A	1.66%
Cushman & Wakefield PLC	1.64%
Victoria's Secret & Co.	1.59%
G-III Apparel Group Ltd.	1.47%
StoneX Group, Inc.	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSVM-SAR
Invesco S&P SmallCap Value with Momentum ETF

Invesco S&P Spin-Off ETF
CSD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco S&P Spin-Off ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Spin-Off ETF	$38	0.65%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$80,918,956
Total number of portfolio holdings	30
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Sandisk Corp.	8.37%
Constellation Energy Corp.	7.57%
GE HealthCare Technologies, Inc.	6.92%
GE Vernova, Inc.	5.54%
Everus Construction Group, Inc.	4.90%
Crane Co.	4.80%
Veralto Corp.	4.75%
Solventum Corp.	4.42%
Millrose Properties, Inc.	4.40%
Ralliant Corp.	4.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CSD-SAR
Invesco S&P Spin-Off ETF

Invesco Semiconductors ETF
PSI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Semiconductors ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Semiconductors ETF	$38	0.56%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$970,446,460
Total number of portfolio holdings	33
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Micron Technology, Inc.	7.78%
Advanced Micro Devices, Inc.	6.22%
Lam Research Corp.	6.15%
KLA Corp.	5.52%
Broadcom, Inc.	5.02%
QUALCOMM, Inc.	4.60%
NVIDIA Corp.	4.51%
Analog Devices, Inc.	3.71%
Credo Technology Group Holding Ltd.	3.45%
Camtek Ltd.	3.22%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSI-SAR
Invesco Semiconductors ETF

Invesco Water Resources ETF
PHO | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Water Resources ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Water Resources ETF	$31	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$2,137,041,843
Total number of portfolio holdings	39
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Waters Corp.	9.44%
Ferguson Enterprises, Inc.	8.76%
Ecolab, Inc.	7.54%
Roper Technologies, Inc.	6.91%
American Water Works Co., Inc.	5.88%
Mueller Industries, Inc.	4.50%
AECOM	4.39%
Xylem, Inc.	4.34%
IDEX Corp.	4.25%
Pentair PLC	4.03%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PHO-SAR
Invesco Water Resources ETF

Invesco WilderHill Clean Energy ETF
PBW | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco WilderHill Clean Energy ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco WilderHill Clean Energy ETF	$52	0.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$636,827,883
Total number of portfolio holdings	65
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Fluence Energy, Inc.	2.77%
Navitas Semiconductor Corp.	2.65%
Canadian Solar, Inc.	2.61%
T1 Energy, Inc.	2.58%
Lithium Americas Corp.	2.34%
Nextracker, Inc., Class A	2.21%
Eos Energy Enterprises, Inc.	2.19%
Bloom Energy Corp., Class A	2.13%
Shoals Technologies Group, Inc., Class A	1.97%
Solid Power, Inc.	1.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBW-SAR
Invesco WilderHill Clean Energy ETF

Invesco Zacks Mid-Cap ETF
CZA | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Zacks Mid-Cap ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Zacks Mid-Cap ETF	$36	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$181,602,799
Total number of portfolio holdings	103
Portfolio turnover rate	62%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Agilent Technologies, Inc.	2.30%
Las Vegas Sands Corp.	2.21%
IQVIA Holdings, Inc.	2.08%
Xylem, Inc.	1.98%
Prudential Financial, Inc.	1.98%
Otis Worldwide Corp.	1.94%
GE HealthCare Technologies, Inc.	1.92%
DuPont de Nemours, Inc.	1.91%
Hartford Insurance Group, Inc. (The)	1.86%
Consolidated Edison, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CZA-SAR
Invesco Zacks Mid-Cap ETF

Invesco Zacks Multi-Asset Income ETF
CVY | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Zacks Multi-Asset Income ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Zacks Multi-Asset Income ETF	$38	0.72%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$111,834,478
Total number of portfolio holdings	152
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Halliburton Co.	1.23%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.13%
Tenaris S.A., ADR	1.13%
Nuveen Preferred & Income Opportunities Fund	1.12%
Ventas, Inc.	1.11%
Peabody Energy Corp.	1.11%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.11%
Wells Fargo & Co.	1.11%
Banco Bilbao Vizcaya Argentaria S.A., ADR	1.10%
Black Stone Minerals L.P.	1.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CVY-SAR
Invesco Zacks Multi-Asset Income ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2025
BMVP	Invesco Bloomberg MVP Multi-factor ETF
PRF	Invesco RAFI US 1000 ETF
PRFZ	Invesco RAFI US 1500 Small-Mid ETF

2

Invesco Bloomberg MVP Multi-factor ETF (BMVP)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-5.43%
Alphabet, Inc., Class A	7,468	$2,099,927
AT&T, Inc.	64,137	1,587,391
Warner Music Group Corp., Class A(b)	53,177	1,699,537
		5,386,855
Consumer Discretionary-10.39%
AutoZone, Inc.(c)	422	1,550,609
Darden Restaurants, Inc.	9,515	1,714,127
Expedia Group, Inc.	8,474	1,864,280
Home Depot, Inc. (The)	4,469	1,696,388
TJX Cos., Inc. (The)	12,531	1,756,094
Ulta Beauty, Inc.(c)	3,321	1,726,522
		10,308,020
Consumer Staples-6.88%
Altria Group, Inc.	27,418	1,545,827
Dollar Tree, Inc.(c)	19,239	1,906,969
Kimberly-Clark Corp.	14,566	1,743,696
Sysco Corp.	21,996	1,633,863
		6,830,355
Energy-5.22%
Cheniere Energy, Inc.	7,709	1,634,308
EOG Resources, Inc.	16,155	1,709,845
Marathon Petroleum Corp.	9,419	1,835,857
		5,180,010
Financials-14.24%
American Express Co.	5,454	1,967,422
Ameriprise Financial, Inc.	3,687	1,669,363
Carlyle Group, Inc. (The)	28,887	1,540,255
LPL Financial Holdings, Inc.	5,458	2,059,358
Raymond James Financial, Inc.	10,494	1,665,083
Synchrony Financial	25,553	1,900,632
W.R. Berkley Corp.	23,638	1,686,335
Willis Towers Watson PLC	5,244	1,641,896
		14,130,344
Health Care-11.93%
Cardinal Health, Inc.	11,567	2,206,637
Cencora, Inc.	5,796	1,957,947
Gilead Sciences, Inc.	16,357	1,959,405
HCA Healthcare, Inc.	4,259	1,957,777
Johnson & Johnson	9,791	1,849,226
McKesson Corp.	2,345	1,902,592
		11,833,584
Industrials-16.94%
3M Co.	11,699	1,947,883
Broadridge Financial Solutions, Inc.	7,605	1,676,142
Caterpillar, Inc.	3,797	2,191,856
Cummins, Inc.	4,288	1,876,772
Expeditors International of Washington, Inc.	14,774	1,800,951
General Dynamics Corp.	5,324	1,836,247
Leidos Holdings, Inc.	9,608	1,830,036
Lockheed Martin Corp.	3,636	1,788,476
W.W. Grainger, Inc.	1,901	1,861,079
		16,809,442
	Shares	Value
Information Technology-13.05%
Cisco Systems, Inc.	26,535	$1,939,974
Corning, Inc.	22,133	1,971,608
International Business Machines Corp.	6,435	1,978,183
Jabil, Inc.	8,341	1,842,443
Microsoft Corp.	3,497	1,810,782
Motorola Solutions, Inc.	3,961	1,610,978
NetApp, Inc.	15,290	1,800,856
		12,954,824
Materials-5.13%
CF Industries Holdings, Inc.	20,192	1,681,792
Ecolab, Inc.	6,630	1,699,932
Vulcan Materials Co.	5,902	1,708,629
		5,090,353
Real Estate-5.19%
CBRE Group, Inc., Class A(c)	11,523	1,756,451
Realty Income Corp.	29,794	1,727,456
VICI Properties, Inc.	55,569	1,666,514
		5,150,421
Utilities-5.46%
Evergy, Inc.	23,882	1,834,377
FirstEnergy Corp.	39,529	1,811,614
WEC Energy Group, Inc.	15,844	1,770,250
		5,416,241
Total Common Stocks & Other Equity Interests (Cost $92,409,917)		99,090,449
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $33,648)	33,648	33,648
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $92,443,565)		99,124,097
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.68%
Invesco Private Government Fund, 4.13%(d)(e)(f)	187,349	187,349
Invesco Private Prime Fund, 4.30%(d)(e)(f)	486,205	486,351
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $673,700)		673,700
TOTAL INVESTMENTS IN SECURITIES-100.57% (Cost $93,117,265)		99,797,797
OTHER ASSETS LESS LIABILITIES-(0.57)%		(568,519)
NET ASSETS-100.00%		$99,229,278
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg MVP Multi-factor ETF (BMVP)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$65,438	$1,107,348	$(1,139,138)	$-	$-	$33,648	$1,162
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,387,048	33,472,266	(35,671,965)	-	-	187,349	23,714 *
Invesco Private Prime Fund	5,123,256	77,241,189	(81,878,904)	159	651	486,351	62,992 *
Total	$7,575,742	$111,820,803	$(118,690,007)	$159	$651	$707,348	$87,868

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco RAFI US 1000 ETF (PRF)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-9.91%
Alphabet, Inc., Class A	1,207,945	$339,662,055
Altice USA, Inc., Class A(b)(c)	184,059	410,452
Angi, Inc.(b)(c)	7,412	98,357
AT&T, Inc.	2,964,672	73,375,632
Cable One, Inc.(c)	512	76,058
Charter Communications, Inc., Class A(b)(c)	58,528	13,686,187
Comcast Corp., Class A	1,457,200	40,561,162
EchoStar Corp., Class A(b)(c)	48,645	3,642,051
Electronic Arts, Inc.	48,152	9,633,289
Fox Corp., Class A	115,391	7,460,028
Frontier Communications Parent, Inc.(b)	83,375	3,148,240
GCI Liberty, Inc., Class C(b)(c)	3,769	138,040
Gray Media, Inc.(c)	27,325	124,875
IAC, Inc.(b)(c)	31,738	1,022,598
Interpublic Group of Cos., Inc. (The)	116,827	2,997,781
Liberty Broadband Corp.(b)(d)	10,205	0
Liberty Broadband Corp., Class C(b)	22,736	1,223,652
Liberty Global Ltd., Class C (Belgium)(b)(c)	256,715	2,862,372
Liberty Latin America Ltd., Class C(b)	78,435	620,421
Liberty Media Corp.-Liberty Formula One(b)	17,359	1,733,296
Lionsgate Studios Corp.(b)(c)	14,401	92,598
Live Nation Entertainment, Inc.(b)(c)	3,030	453,076
Lumen Technologies, Inc.(b)	892,698	9,176,935
Match Group, Inc.	29,666	959,398
Meta Platforms, Inc., Class A	168,119	108,999,954
Netflix, Inc.(b)	17,206	19,251,105
New York Times Co. (The), Class A	15,854	903,519
News Corp., Class A	115,692	3,065,838
Nexstar Media Group, Inc., Class A	14,331	2,805,007
Omnicom Group, Inc.(c)	59,267	4,446,210
Paramount Skydance Corp.(c)	540,760	8,322,296
Pinterest, Inc., Class A(b)	37,337	1,235,855
Roku, Inc., Class A(b)	11,558	1,226,651
Sirius XM Holdings, Inc.	75,295	1,633,149
Snap, Inc., Class A(b)(c)	142,813	1,113,941
Spotify Technology S.A. (Sweden)(b)	1,312	859,780
Take-Two Interactive Software, Inc.(b)	13,068	3,350,243
TEGNA, Inc.	87,815	1,727,321
Telephone and Data Systems, Inc.(c)	64,219	2,492,982
T-Mobile US, Inc.	67,973	14,277,729
Trade Desk, Inc. (The), Class A(b)	9,707	488,068
Uniti Group, Inc.(b)(c)	23,862	137,445
Verizon Communications, Inc.	1,661,868	66,042,634
Walt Disney Co. (The)	302,658	34,085,344
Warner Bros. Discovery, Inc.(b)	1,346,597	30,231,103
Yelp, Inc.(b)	22,518	742,644
Ziff Davis, Inc.(b)(c)	19,050	645,795
		821,243,166
Consumer Discretionary-9.16%
Abercrombie & Fitch Co., Class A(b)	7,341	532,590
Academy Sports & Outdoors, Inc.(c)	31,090	1,488,900
Adient PLC(b)	85,857	1,991,024
ADT, Inc.	118,345	1,046,170
Advance Auto Parts, Inc.(c)	65,693	3,096,111
	Shares	Value
Consumer Discretionary-(continued)
Airbnb, Inc., Class A(b)	14,050	$1,777,887
Amazon.com, Inc.(b)	695,489	169,852,324
American Axle & Manufacturing Holdings, Inc.(b)(c)	32,700	202,740
American Eagle Outfitters, Inc.(c)	85,153	1,422,907
Aptiv PLC(b)	13,734	1,113,827
Aramark(c)	48,567	1,839,718
Asbury Automotive Group, Inc.(b)(c)	8,938	2,096,855
Autoliv, Inc. (Sweden)	4,934	576,291
AutoNation, Inc.(b)	19,458	3,889,070
AutoZone, Inc.(b)	918	3,373,127
Bath & Body Works, Inc.	50,553	1,237,537
Best Buy Co., Inc.	116,990	9,609,559
Booking Holdings, Inc.	2,228	11,313,205
BorgWarner, Inc.	128,153	5,505,453
Boyd Gaming Corp.	13,850	1,078,499
Brightstar Lottery PLC(c)	49,877	830,951
Brunswick Corp.(c)	36,862	2,436,947
Burlington Stores, Inc.(b)	6,062	1,658,503
Caesars Entertainment, Inc.(b)(c)	67,877	1,364,328
Capri Holdings Ltd.(b)(c)	99,890	2,072,717
CarMax, Inc.(b)(c)	60,201	2,523,024
Carnival Corp.(b)	136,994	3,949,537
Carter’s, Inc.(c)	30,316	951,922
Century Communities, Inc.(c)	16,403	974,338
Chipotle Mexican Grill, Inc.(b)	54,817	1,737,151
Columbia Sportswear Co.(c)	10,932	542,555
Coupang, Inc. (South Korea)(b)	53,407	1,707,422
Cracker Barrel Old Country Store, Inc.(c)	3,519	118,590
Crocs, Inc.(b)	10,876	888,460
D.R. Horton, Inc.	82,143	12,245,878
Dana, Inc.	100,660	2,043,398
Darden Restaurants, Inc.	18,622	3,354,753
Deckers Outdoor Corp.(b)	14,283	1,164,064
Dick’s Sporting Goods, Inc.(c)	12,740	2,821,273
Domino’s Pizza, Inc.	3,911	1,558,377
DoorDash, Inc., Class A(b)	10,040	2,553,875
eBay, Inc.	140,386	11,414,786
Etsy, Inc.(b)(c)	18,150	1,125,300
Expedia Group, Inc.	18,281	4,021,820
Five Below, Inc.(b)	7,875	1,238,501
Floor & Decor Holdings, Inc., Class A(b)(c)	10,346	646,418
Flutter Entertainment PLC (Ireland)(b)(c)	10,247	2,383,350
Ford Motor Co.	3,363,203	44,158,855
GameStop Corp., Class A(b)	15,518	345,896
Gap, Inc. (The)	85,447	1,952,464
Garmin Ltd.	5,797	1,240,210
General Motors Co.	872,244	60,263,338
Gentex Corp.	70,880	1,662,136
Genuine Parts Co.	36,205	4,609,258
Goodyear Tire & Rubber Co. (The)(b)(c)	320,649	2,209,272
Graham Holdings Co., Class B	1,242	1,257,065
Grand Canyon Education, Inc.(b)	4,200	790,860
Group 1 Automotive, Inc.	6,641	2,640,063
H&R Block, Inc.	7,943	395,085
Hanesbrands, Inc.(b)	284,579	1,881,067
Harley-Davidson, Inc.(c)	62,812	1,694,668
Hasbro, Inc.	39,973	3,050,340
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco RAFI US 1000 ETF (PRF)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Helen of Troy Ltd.(b)(c)	26,544	$494,515
Hilton Worldwide Holdings, Inc.	11,158	2,867,160
Home Depot, Inc. (The)	123,466	46,866,459
KB Home	28,299	1,766,424
Kohl’s Corp.(c)	345,646	5,623,660
Las Vegas Sands Corp.	47,274	2,805,712
Laureate Education, Inc., Class A(b)	33,533	973,463
LCI Industries(c)	10,600	1,096,994
Lear Corp.	44,601	4,667,495
Leggett & Platt, Inc.	130,221	1,216,264
Lennar Corp., Class A	87,727	10,857,971
LGI Homes, Inc.(b)(c)	12,343	503,718
Light & Wonder, Inc.(b)(c)	11,584	842,157
Lithia Motors, Inc., Class A	12,734	3,999,495
LKQ Corp.	122,591	3,918,008
Lowe’s Cos., Inc.	119,660	28,494,636
lululemon athletica, Inc.(b)	1,220	208,059
M/I Homes, Inc.(b)	10,090	1,263,167
Macy’s, Inc.	303,054	5,906,522
Marriott International, Inc., Class A	13,520	3,523,042
Marriott Vacations Worldwide Corp.(c)	20,025	1,321,249
Mattel, Inc.(b)	72,522	1,332,954
McDonald’s Corp.	68,213	20,356,806
MercadoLibre, Inc. (Brazil)(b)	187	435,198
Meritage Homes Corp.	31,110	2,101,792
MGM Resorts International(b)(c)	90,933	2,912,584
Mohawk Industries, Inc.(b)	29,657	3,370,221
Murphy USA, Inc.	5,469	1,958,996
Newell Brands, Inc.(c)	485,990	1,652,366
NIKE, Inc., Class B	219,736	14,192,748
NVR, Inc.(b)	597	4,304,859
ODP Corp. (The)(b)	36,736	1,024,200
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	5,636	680,885
O’Reilly Automotive, Inc.(b)	70,657	6,672,847
PENN Entertainment, Inc.(b)	88,178	1,451,410
Penske Automotive Group, Inc.	7,997	1,280,080
Phinia, Inc.	23,458	1,217,705
Polaris, Inc.(c)	43,839	2,897,758
Pool Corp.	4,867	1,299,781
PulteGroup, Inc.	60,334	7,232,237
PVH Corp.(c)	36,906	2,890,847
QVC Group, Inc.(b)(c)	3,628	41,323
Ralph Lauren Corp.	6,642	2,123,182
RH(b)(c)	4,611	795,351
Rivian Automotive, Inc., Class A(b)(c)	149,655	2,030,818
Ross Stores, Inc.	32,041	5,091,956
Royal Caribbean Cruises Ltd.	9,253	2,654,038
Sally Beauty Holdings, Inc.(b)(c)	18,841	284,687
Service Corp. International	23,170	1,934,927
Signet Jewelers Ltd.(c)	21,303	2,105,801
Somnigroup International, Inc.(c)	19,421	1,540,862
Starbucks Corp.	150,540	12,174,170
Steven Madden Ltd.(c)	24,905	844,529
Tapestry, Inc.	40,903	4,491,967
Taylor Morrison Home Corp., Class A(b)	43,499	2,578,186
Tesla, Inc.(b)	75,592	34,512,283
Texas Roadhouse, Inc.	7,265	1,188,409
Thor Industries, Inc.(c)	28,903	3,016,028
TJX Cos., Inc. (The)	106,413	14,912,718
Toll Brothers, Inc.	26,425	3,566,054
	Shares	Value
Consumer Discretionary-(continued)
TopBuild Corp.(b)	4,064	$1,716,959
Tractor Supply Co.(c)	70,333	3,805,719
Travel + Leisure Co.	23,253	1,459,823
Tri Pointe Homes, Inc.(b)	51,555	1,642,027
Ulta Beauty, Inc.(b)	5,322	2,766,801
Under Armour, Inc., Class A(b)(c)	165,408	762,531
Upbound Group, Inc.(c)	26,063	505,101
Urban Outfitters, Inc.(b)(c)	17,640	1,139,720
V.F. Corp.(c)	252,059	3,538,908
Vail Resorts, Inc.(c)	8,767	1,300,409
Valvoline, Inc.(b)	25,419	839,081
Victoria’s Secret & Co.(b)(c)	44,307	1,561,822
Visteon Corp.	6,930	742,619
Wayfair, Inc., Class A(b)(c)	5,078	525,624
Whirlpool Corp.(c)	52,897	3,789,012
Williams-Sonoma, Inc.	14,461	2,810,351
Winnebago Industries, Inc.(c)	23,069	869,932
Wyndham Hotels & Resorts, Inc.(c)	12,601	925,291
Wynn Resorts Ltd.	3,231	384,457
Yum! Brands, Inc.	29,367	4,058,813
		759,037,342
Consumer Staples-6.35%
Albertson’s Cos., Inc., Class A(c)	212,641	3,761,619
Altria Group, Inc.	432,513	24,385,083
Andersons, Inc. (The)	19,932	923,051
Archer-Daniels-Midland Co.	265,312	16,059,335
B&G Foods, Inc.(c)	21,087	84,348
BJ’s Wholesale Club Holdings, Inc.(b)(c)	22,164	1,956,195
Brown-Forman Corp., Class B(c)	51,715	1,408,199
Bunge Global S.A.	113,040	10,693,584
Cal-Maine Foods, Inc.	7,110	624,258
Campbell’s Co. (The)(c)	59,156	1,782,370
Casey’s General Stores, Inc.	6,458	3,314,181
Church & Dwight Co., Inc.	29,789	2,612,197
Clorox Co. (The)	18,053	2,030,240
Coca-Cola Co. (The)	412,910	28,449,499
Coca-Cola Europacific Partners PLC (United Kingdom)	10,265	911,840
Colgate-Palmolive Co.	100,690	7,758,164
Conagra Brands, Inc.	226,729	3,897,471
Constellation Brands, Inc., Class A	31,965	4,199,562
Costco Wholesale Corp.	38,839	35,399,807
Darling Ingredients, Inc.(b)	55,931	1,792,589
Dollar General Corp.	102,265	10,089,465
Dollar Tree, Inc.(b)(c)	66,717	6,612,989
Estee Lauder Cos., Inc. (The), Class A	56,095	5,423,826
Flowers Foods, Inc.	75,296	898,281
Fresh Del Monte Produce, Inc.	19,110	675,538
General Mills, Inc.	177,137	8,256,356
Hain Celestial Group, Inc. (The)(b)	96,535	111,981
Herbalife Ltd.(b)(c)	42,871	342,968
Hershey Co. (The)	18,649	3,163,430
Hormel Foods Corp.	94,262	2,035,117
Ingles Markets, Inc., Class A	6,803	470,087
Ingredion, Inc.	19,726	2,276,578
J.M. Smucker Co. (The)	40,533	4,197,192
Kellanova	50,306	4,178,416
Kenvue, Inc.	250,511	3,599,843
Keurig Dr Pepper, Inc.	241,468	6,558,271
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco RAFI US 1000 ETF (PRF)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Kimberly-Clark Corp.	56,841	$6,804,436
Kraft Heinz Co. (The)	450,224	11,134,040
Kroger Co. (The)	276,890	17,618,511
Lamb Weston Holdings, Inc.	25,587	1,579,486
Maplebear, Inc.(b)	14,508	534,765
McCormick & Co., Inc.	40,438	2,594,502
Molson Coors Beverage Co., Class B(c)	78,125	3,415,625
Mondelez International, Inc., Class A	279,419	16,055,416
Monster Beverage Corp.(b)	45,401	3,034,149
Nomad Foods Ltd. (United Kingdom)(c)	51,819	585,555
Nu Skin Enterprises, Inc., Class A	49,889	534,810
PepsiCo, Inc.	229,907	33,587,114
Performance Food Group Co.(b)	53,487	5,174,332
Philip Morris International, Inc.	214,966	31,026,043
Post Holdings, Inc.(b)(c)	13,693	1,423,113
PriceSmart, Inc.(c)	6,394	734,926
Procter & Gamble Co. (The)	370,682	55,739,452
Spectrum Brands Holdings, Inc.(c)	20,385	1,098,344
Sprouts Farmers Market, Inc.(b)	13,378	1,056,327
Sysco Corp.	103,144	7,661,536
Target Corp.	203,761	18,892,720
TreeHouse Foods, Inc.(b)	33,395	607,789
Tyson Foods, Inc., Class A	186,517	9,588,839
United Natural Foods, Inc.(b)	58,359	2,197,216
Universal Corp.	14,095	714,335
US Foods Holding Corp.(b)	69,958	5,080,350
Walmart, Inc.	764,107	77,312,346
		526,720,007
Energy-6.92%
Antero Midstream Corp.	54,937	947,663
Antero Resources Corp.(b)	83,125	2,569,394
APA Corp.(c)	196,757	4,456,546
Baker Hughes Co., Class A	237,314	11,488,371
California Resources Corp.	23,334	1,100,665
Cheniere Energy, Inc.	24,797	5,256,964
Chevron Corp.	638,850	100,759,422
Chord Energy Corp.	20,558	1,865,022
Civitas Resources, Inc.(c)	56,731	1,635,555
CNX Resources Corp.(b)(c)	61,149	2,058,275
ConocoPhillips	427,110	37,952,995
Core Natural Resources, Inc.	9,338	737,702
Coterra Energy, Inc.	246,250	5,826,275
Delek US Holdings, Inc.	62,561	2,362,303
Devon Energy Corp.	295,024	9,585,330
Diamondback Energy, Inc.	34,168	4,892,516
DT Midstream, Inc.	16,580	1,815,344
EOG Resources, Inc.	160,744	17,013,145
EQT Corp.	100,341	5,376,271
Expand Energy Corp.	62,138	6,419,477
Exxon Mobil Corp.	1,239,183	141,712,941
Halliburton Co.	252,185	6,768,645
Helmerich & Payne, Inc.	65,810	1,728,171
HF Sinclair Corp.	135,721	7,003,204
Kinder Morgan, Inc.	592,955	15,529,491
Liberty Energy, Inc., Class A	65,785	1,191,366
Magnolia Oil & Gas Corp., Class A	32,182	722,808
Marathon Petroleum Corp.	180,520	35,185,153
Matador Resources Co.	25,266	996,996
Murphy Oil Corp.(c)	86,336	2,443,309
	Shares	Value
Energy-(continued)
Noble Corp. PLC(c)	24,113	$707,716
NOV, Inc.	164,798	2,406,051
Occidental Petroleum Corp.	212,235	8,744,082
ONEOK, Inc.	112,839	7,560,213
Ovintiv, Inc.	141,962	5,324,995
Par Pacific Holdings, Inc.(b)	6,178	246,996
Patterson-UTI Energy, Inc.	200,202	1,255,266
PBF Energy, Inc., Class A	157,596	5,385,055
Peabody Energy Corp.(c)	96,273	2,639,806
Permian Resources Corp.	71,053	892,426
Phillips 66 Co.	201,682	27,456,987
Range Resources Corp.	44,945	1,597,795
SLB Ltd.	355,706	12,826,758
SM Energy Co.	51,283	1,071,302
Targa Resources Corp.	26,434	4,071,893
TechnipFMC PLC (United Kingdom)	62,439	2,581,853
Transocean Ltd.(b)	115,386	443,082
Valero Energy Corp.	217,358	36,855,222
Weatherford International PLC	12,529	923,262
Williams Cos., Inc. (The)	204,963	11,861,209
World Kinect Corp.(c)	51,106	1,321,090
		573,574,378
Financials-18.31%
Affiliated Managers Group, Inc.	10,919	2,598,285
Aflac, Inc.	133,473	14,306,971
AGNC Investment Corp.	200,996	2,009,960
Allstate Corp. (The)	70,181	13,441,065
Ally Financial, Inc.	172,280	6,713,752
American Express Co.	64,064	23,109,807
American Financial Group, Inc.	27,935	3,678,481
American International Group, Inc.	280,869	22,177,416
Ameriprise Financial, Inc.	13,913	6,299,389
Ameris Bancorp	4,732	338,906
Annaly Capital Management, Inc.(c)	181,907	3,850,971
Aon PLC, Class A	21,774	7,417,966
Apollo Commercial Real Estate Finance, Inc.	21,619	211,650
Apollo Global Management, Inc.	21,386	2,658,494
Arbor Realty Trust, Inc.(c)	76,773	774,640
Arch Capital Group Ltd.	13,717	1,183,914
Ares Management Corp., Class A	6,813	1,013,161
Arthur J. Gallagher & Co.	14,300	3,567,707
Artisan Partners Asset Management, Inc., Class A	5,131	224,019
Associated Banc-Corp(c)	51,686	1,280,262
Assurant, Inc.	10,962	2,320,875
Assured Guaranty Ltd.(c)	3,775	304,189
Atlantic Union Bankshares Corp., Class B	6,451	209,787
AXIS Capital Holdings Ltd.	6,922	648,315
Bank of America Corp.	2,073,237	110,814,518
Bank of New York Mellon Corp. (The)	196,255	21,181,802
Bank OZK	32,022	1,440,670
BankUnited, Inc.	35,856	1,437,108
Berkshire Hathaway, Inc., Class B(b)	334,877	159,917,163
BlackRock, Inc.	19,389	20,994,603
Blackstone Mortgage Trust, Inc., Class A	78,914	1,458,331
Blackstone, Inc., Class A	44,884	6,581,790
Block, Inc., Class A(b)	82,176	6,240,445
BOK Financial Corp.(c)	2,366	247,436
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco RAFI US 1000 ETF (PRF)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Bread Financial Holdings, Inc.	37,520	$2,350,628
Brighthouse Financial, Inc.(b)	21,923	1,251,146
Brown & Brown, Inc.	16,857	1,344,177
Cadence Bank	43,682	1,648,559
Capital One Financial Corp.	190,896	41,995,211
Carlyle Group, Inc. (The)(c)	41,685	2,222,644
Cathay General Bancorp(c)	21,604	981,902
Cboe Global Markets, Inc.	1,994	489,806
Charles Schwab Corp. (The)	137,677	13,013,230
Chimera Investment Corp.	47,516	606,304
Chubb Ltd.	69,224	19,170,895
Cincinnati Financial Corp.	35,866	5,544,525
Citigroup, Inc.	917,865	92,915,474
Citizens Financial Group, Inc.	183,961	9,358,096
CME Group, Inc., Class A	40,647	10,791,372
CNO Financial Group, Inc.(c)	44,986	1,800,340
Coinbase Global, Inc., Class A(b)	6,298	2,165,126
Columbia Banking System, Inc.(c)	57,762	1,548,022
Comerica, Inc.	54,211	4,147,141
Commerce Bancshares, Inc.	17,807	937,182
Corebridge Financial, Inc.	97,336	3,169,260
Corpay, Inc.(b)	9,450	2,460,307
Credicorp Ltd. (Peru)	4,957	1,293,777
Cullen/Frost Bankers, Inc.(c)	10,418	1,282,873
East West Bancorp, Inc.	25,549	2,595,778
Equitable Holdings, Inc.	57,719	2,851,319
Essent Group Ltd.	22,451	1,359,857
Euronet Worldwide, Inc.(b)(c)	10,283	780,068
Evercore, Inc., Class A	7,405	2,181,217
Everest Group Ltd.	2,423	762,082
F.N.B. Corp.(c)	113,903	1,790,555
FactSet Research Systems, Inc.	3,229	861,497
Federated Hermes, Inc., Class B	17,094	828,717
Fidelity National Financial, Inc.	73,741	4,073,453
Fidelity National Information Services, Inc.	126,499	7,908,717
Fifth Third Bancorp	181,248	7,543,542
First American Financial Corp.	45,010	2,813,575
First Citizens BancShares, Inc., Class A	1,661	3,031,026
First Financial Bancorp	9,683	226,679
First Hawaiian, Inc.	42,709	1,047,652
First Horizon Corp.	138,351	2,955,177
First Interstate BancSystem, Inc., Class A	32,626	1,019,562
FirstCash Holdings, Inc.	5,702	903,767
Fiserv, Inc.(b)	63,693	4,247,686
Flagstar Bank N.A(c)	165,784	1,893,253
Franklin Resources, Inc.	150,248	3,397,107
Fulton Financial Corp.	16,431	285,406
Genworth Financial, Inc., Class A(b)	269,467	2,274,301
Glacier Bancorp, Inc.(c)	23,404	956,053
Global Payments, Inc.	93,914	7,302,753
Globe Life, Inc.	14,855	1,953,581
Goldman Sachs Group, Inc. (The)	71,758	56,643,612
Hancock Whitney Corp.	22,233	1,269,727
Hanover Insurance Group, Inc. (The)	9,422	1,610,031
Hartford Insurance Group, Inc. (The)	65,484	8,131,803
Home BancShares, Inc.	40,592	1,084,212
Houlihan Lokey, Inc.	3,909	700,024
Huntington Bancshares, Inc.	395,112	6,100,529
Independent Bank Corp.	3,826	257,452
	Shares	Value
Financials-(continued)
Intercontinental Exchange, Inc.	54,777	$8,013,327
Invesco Ltd.(e)	199,528	4,728,814
Jack Henry & Associates, Inc.	9,023	1,343,886
Jackson Financial, Inc., Class A	38,762	3,907,597
Janus Henderson Group PLC	39,418	1,717,048
Jefferies Financial Group, Inc.	52,736	2,786,043
JPMorgan Chase & Co.	519,084	161,497,414
Kemper Corp.	20,455	920,270
KeyCorp	353,517	6,218,364
KKR & Co., Inc., Class A	44,536	5,269,945
Lazard, Inc.	10,033	489,610
Lincoln National Corp.	100,971	4,240,782
Loews Corp.	45,937	4,573,488
LPL Financial Holdings, Inc.	7,023	2,649,848
M&T Bank Corp.	41,434	7,618,470
Markel Group, Inc.(b)	2,616	5,165,370
Marsh & McLennan Cos., Inc.	46,096	8,212,002
Mastercard, Inc., Class A	30,944	17,080,779
MetLife, Inc.	210,375	16,792,132
MFA Financial, Inc.	19,286	173,381
MGIC Investment Corp.	73,824	2,024,254
Moelis & Co., Class A	14,772	935,511
Moody’s Corp.	8,482	4,073,905
Morgan Stanley	251,996	41,327,344
MSCI, Inc.	3,318	1,952,809
Nasdaq, Inc.	36,855	3,150,734
Navient Corp.(c)	66,343	811,375
NCR Atleos Corp.(b)	20,723	764,679
Northern Trust Corp.	48,021	6,178,862
Old National Bancorp(c)	70,434	1,438,967
Old Republic International Corp.	97,906	3,863,371
OneMain Holdings, Inc.	73,037	4,323,060
PayPal Holdings, Inc.(b)	220,200	15,253,254
PennyMac Financial Services, Inc.	10,506	1,321,760
PennyMac Mortgage Investment Trust	16,227	195,373
Pinnacle Financial Partners, Inc.	13,702	1,167,547
PNC Financial Services Group, Inc. (The)	110,252	20,126,503
Popular, Inc.	5,709	636,382
Primerica, Inc.(c)	5,327	1,384,327
Principal Financial Group, Inc.	79,549	6,685,298
PROG Holdings, Inc.	24,032	695,246
Progressive Corp. (The)	55,127	11,356,162
Prosperity Bancshares, Inc.(c)	26,290	1,730,408
Prudential Financial, Inc.	126,038	13,107,952
Radian Group, Inc.	44,287	1,503,101
Raymond James Financial, Inc.	26,171	4,152,553
Regions Financial Corp.	264,944	6,411,645
Reinsurance Group of America, Inc.	16,173	2,950,926
RenaissanceRe Holdings Ltd. (Bermuda)(c)	1,572	399,429
Rithm Capital Corp.	237,261	2,602,753
RLI Corp.	3,112	183,484
Robinhood Markets, Inc., Class A(b)	35,065	5,146,841
S&P Global, Inc.	26,358	12,841,881
SEI Investments Co.	19,904	1,604,461
Selective Insurance Group, Inc.	11,872	894,436
Simmons First National Corp., Class A	49,904	867,332
SLM Corp.	70,998	1,906,296
SoFi Technologies, Inc.(b)(c)	33,754	1,001,819
SouthState Bank Corp.	16,785	1,487,990
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco RAFI US 1000 ETF (PRF)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Starwood Property Trust, Inc.(c)	129,157	$2,348,074
State Street Corp.	103,451	11,965,143
Stifel Financial Corp.	16,464	1,949,831
StoneCo Ltd., Class A (Brazil)(b)	12,909	245,400
StoneX Group, Inc.(b)(c)	10,078	926,370
Synchrony Financial	218,901	16,281,856
Synovus Financial Corp.	35,940	1,604,362
T. Rowe Price Group, Inc.	79,375	8,138,319
Texas Capital Bancshares, Inc.(b)	4,645	389,437
Travelers Cos., Inc. (The)	56,330	15,131,365
Truist Financial Corp.	461,760	20,608,349
U.S. Bancorp	474,592	22,153,955
UMB Financial Corp.	2,806	299,905
United Bankshares, Inc.	38,626	1,382,425
United Community Banks, Inc.	7,733	225,804
Unum Group	54,243	3,982,521
Valley National Bancorp(c)	169,848	1,846,248
Virtu Financial, Inc., Class A(c)	18,567	646,874
Visa, Inc., Class A	76,813	26,173,262
Voya Financial, Inc.	22,927	1,707,144
W.R. Berkley Corp.	42,918	3,061,770
Webster Financial Corp.	41,835	2,386,268
Wells Fargo & Co.	1,041,023	90,537,770
Western Alliance Bancorporation	21,540	1,666,119
Western Union Co. (The)(c)	239,240	2,232,109
WEX, Inc.(b)(c)	6,036	880,532
White Mountains Insurance Group Ltd.(c)	544	1,036,081
Willis Towers Watson PLC	15,059	4,714,973
Wintrust Financial Corp.	11,878	1,544,378
XP, Inc., Class A (Brazil)(c)	8,663	157,840
Zions Bancorporation N.A.	59,024	3,075,741
		1,517,942,440
Health Care-11.72%
Abbott Laboratories	217,711	26,913,434
AbbVie, Inc.	229,932	50,134,373
Acadia Healthcare Co., Inc.(b)(c)	33,469	719,584
Agilent Technologies, Inc.	38,825	5,682,427
Align Technology, Inc.(b)	13,397	1,847,178
Alnylam Pharmaceuticals, Inc.(b)	2,269	1,034,755
Amgen, Inc.	102,651	30,634,138
AMN Healthcare Services, Inc.(b)	44,179	869,885
Avantor, Inc.(b)	139,489	1,648,760
Baxter International, Inc.(c)	202,741	3,744,626
Becton, Dickinson and Co.	58,264	10,412,359
Biogen, Inc.(b)	66,939	10,326,680
BioMarin Pharmaceutical, Inc.(b)(c)	28,732	1,539,173
Bio-Rad Laboratories, Inc., Class A(b)(c)	6,490	2,073,879
Boston Scientific Corp.(b)	83,035	8,363,285
Bristol-Myers Squibb Co.	818,214	37,695,119
Bruker Corp.(c)	18,945	737,718
Cardinal Health, Inc.	81,422	15,532,875
Cencora, Inc.	32,100	10,843,701
Centene Corp.(b)	479,797	16,970,420
Charles River Laboratories International, Inc.(b)	8,653	1,558,146
Chemed Corp.	1,712	738,386
Cigna Group (The)	117,186	28,641,430
Cooper Cos., Inc. (The)(b)	27,928	1,952,446
CVS Health Corp.	738,156	57,686,891
	Shares	Value
Health Care-(continued)
Danaher Corp.	73,463	$15,822,461
DaVita, Inc.(b)	16,923	2,014,175
DENTSPLY SIRONA, Inc.(c)	120,350	1,517,613
DexCom, Inc.(b)	18,242	1,062,049
Edwards Lifesciences Corp.(b)	61,748	5,091,123
Elanco Animal Health, Inc.(b)(c)	165,763	3,671,650
Elevance Health, Inc.	88,744	28,149,597
Eli Lilly and Co.	26,512	22,876,144
Encompass Health Corp.	12,405	1,412,309
Enovis Corp.(b)(c)	25,539	797,838
Envista Holdings Corp.(b)(c)	70,106	1,426,657
Exact Sciences Corp.(b)(c)	16,001	1,035,105
Exelixis, Inc.(b)	47,611	1,841,117
Fortrea Holdings, Inc.(b)	99,365	1,039,358
GE HealthCare Technologies, Inc.	80,405	6,026,355
Gilead Sciences, Inc.	279,847	33,522,872
Globus Medical, Inc., Class A(b)(c)	11,486	693,640
HCA Healthcare, Inc.	34,175	15,709,564
Henry Schein, Inc.(b)	43,566	2,753,371
Hologic, Inc.(b)	50,721	3,748,789
Humana, Inc.	65,302	18,166,363
ICON PLC(b)	2,418	415,461
IDEXX Laboratories, Inc.(b)	3,526	2,219,652
Illumina, Inc.(b)	30,789	3,803,673
Incyte Corp.(b)	36,984	3,457,264
Intuitive Surgical, Inc.(b)	11,545	6,168,263
IQVIA Holdings, Inc.(b)	26,406	5,715,843
Jazz Pharmaceuticals PLC(b)	17,532	2,413,104
Johnson & Johnson	484,561	91,519,036
Labcorp Holdings, Inc.	24,488	6,218,972
Masimo Corp.(b)(c)	4,613	648,818
McKesson Corp.	25,417	20,621,829
Medtronic PLC	76,562	6,944,173
Merck & Co., Inc.	554,925	47,712,451
Mettler-Toledo International, Inc.(b)	1,990	2,818,417
Moderna, Inc.(b)(c)	271,010	7,360,632
Molina Healthcare, Inc.(b)	17,383	2,660,642
Neurocrine Biosciences, Inc.(b)	7,468	1,069,492
Novavax, Inc.(b)(c)	112,283	943,177
Option Care Health, Inc.(b)(c)	26,924	700,832
Organon & Co.(c)	244,942	1,653,359
Owens & Minor, Inc.(b)(c)	71,415	283,518
Perrigo Co. PLC	15,682	325,245
Pfizer, Inc.	2,692,464	66,369,238
Premier, Inc., Class A(c)	52,066	1,464,096
Quest Diagnostics, Inc.	26,202	4,610,242
QuidelOrtho Corp.(b)(c)	47,715	1,287,828
Regeneron Pharmaceuticals, Inc.	21,332	13,904,198
ResMed, Inc.	10,427	2,574,218
Revvity, Inc.(c)	26,471	2,477,421
Royalty Pharma PLC, Class A	45,352	1,702,514
Sarepta Therapeutics, Inc.(b)(c)	22,167	532,230
Select Medical Holdings Corp.	10,783	149,129
Solventum Corp.(b)	63,087	4,355,526
STERIS PLC	11,793	2,779,610
Stryker Corp.	25,947	9,243,359
Teladoc Health, Inc.(b)(c)	85,545	738,253
Teleflex, Inc.	11,459	1,426,302
Tenet Healthcare Corp.(b)	25,121	5,187,235
Thermo Fisher Scientific, Inc.	47,995	27,231,883
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco RAFI US 1000 ETF (PRF)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
United Therapeutics Corp.(b)	6,853	$3,052,532
UnitedHealth Group, Inc.	212,939	72,731,445
Universal Health Services, Inc., Class B	24,025	5,213,665
Veeva Systems, Inc., Class A(b)	6,179	1,799,325
Vertex Pharmaceuticals, Inc.(b)	20,708	8,812,704
Viatris, Inc.	751,985	7,790,565
Waters Corp.(b)	6,991	2,444,054
West Pharmaceutical Services, Inc.	6,941	1,957,848
Zimmer Biomet Holdings, Inc.(c)	46,952	4,721,493
Zoetis, Inc.	35,528	5,119,230
		972,029,814
Industrials-9.66%
3M Co.	139,945	23,300,842
A.O. Smith Corp.	24,136	1,592,735
ABM Industries, Inc.	30,280	1,302,040
Acuity, Inc.	6,331	2,311,131
Advanced Drainage Systems, Inc.	7,252	1,015,643
AECOM	27,549	3,701,208
AerCap Holdings N.V. (Ireland)	17,646	2,298,215
AGCO Corp.	27,959	2,884,250
Air Lease Corp., Class A	35,353	2,257,643
Alaska Air Group, Inc.(b)(c)	23,158	966,383
Alight, Inc., Class A(c)	173,300	499,104
Allegion PLC	2,222	368,341
Allison Transmission Holdings, Inc.	19,357	1,597,920
Amentum Holdings, Inc.(b)	6,536	146,472
American Airlines Group, Inc.(b)(c)	21,469	281,888
AMETEK, Inc.	20,249	4,092,525
API Group Corp.(b)	36,746	1,352,988
Applied Industrial Technologies, Inc.	4,423	1,137,109
ArcBest Corp.	12,308	914,731
Arcosa, Inc.	7,986	814,572
ATI, Inc.(b)	4,344	429,926
Atkore, Inc.(c)	16,044	1,111,047
Automatic Data Processing, Inc.	34,221	8,907,726
Avis Budget Group, Inc.(b)(c)	19,684	2,678,402
BlueLinx Holdings, Inc.(b)(c)	1,556	101,825
Boeing Co. (The)(b)	37,738	7,586,093
Boise Cascade Co.	19,886	1,401,764
Booz Allen Hamilton Holding Corp.	17,569	1,531,314
Brink’s Co. (The)	2,832	314,805
Broadridge Financial Solutions, Inc.	8,931	1,968,392
Builders FirstSource, Inc.(b)(c)	44,163	5,130,416
BWX Technologies, Inc.	7,368	1,573,878
C.H. Robinson Worldwide, Inc.	44,328	6,826,069
CACI International, Inc., Class A(b)	4,731	2,660,005
Carlisle Cos., Inc.	7,255	2,358,238
Carrier Global Corp.	103,287	6,144,544
Caterpillar, Inc.	72,764	42,003,747
Chart Industries, Inc.(b)	1,620	323,384
Cintas Corp.	21,145	3,875,244
Clarivate PLC(b)(c)	23,808	80,947
Clean Harbors, Inc.(b)	5,579	1,174,435
CNH Industrial N.V.	332,993	3,493,097
Comfort Systems USA, Inc.	1,435	1,385,607
Concentrix Corp.(c)	26,684	1,075,632
Copart, Inc.(b)	38,622	1,661,132
Core & Main, Inc., Class A(b)	19,292	1,006,657
CoreCivic, Inc.(b)	47,187	874,375
	Shares	Value
Industrials-(continued)
Crane Co.	5,805	$1,102,950
CSX Corp.	425,489	15,326,114
Cummins, Inc.	30,081	13,165,852
Curtiss-Wright Corp.	3,770	2,245,902
Deere & Co.	43,378	20,024,586
Delta Air Lines, Inc.	32,998	1,893,425
Donaldson Co., Inc.	20,046	1,688,875
Dover Corp.	20,354	3,693,437
Dycom Industries, Inc.(b)	5,125	1,474,924
Eaton Corp. PLC	36,561	13,950,215
EMCOR Group, Inc.	5,757	3,890,465
Emerson Electric Co.	97,580	13,619,241
EnerSys	11,222	1,415,767
Equifax, Inc.	8,776	1,852,614
ESAB Corp.(c)	7,722	902,084
Everus Construction Group, Inc.(b)(c)	4,610	419,003
Expeditors International of Washington, Inc.	41,503	5,059,216
Fastenal Co.	109,626	4,511,110
FedEx Corp.	82,873	21,034,825
Ferguson Enterprises, Inc.	27,548	6,845,678
Flowserve Corp.	24,708	1,686,321
Fluor Corp.(b)	38,148	1,860,478
Fortive Corp.	49,931	2,513,526
Fortune Brands Innovations, Inc.(c)	35,006	1,778,305
FTI Consulting, Inc.(b)	6,684	1,102,927
Gates Industrial Corp. PLC(b)	45,983	1,015,305
GATX Corp.(c)	6,869	1,077,403
GE Vernova, Inc.	13,045	7,633,151
Generac Holdings, Inc.(b)	10,599	1,780,844
General Dynamics Corp.	48,597	16,761,105
General Electric Co.	65,794	20,327,056
Genpact Ltd.	36,489	1,392,055
GEO Group, Inc. (The)(b)(c)	23,201	393,721
Grab Holdings Ltd., Class A (Singapore)(b)	74,264	446,327
Graco, Inc.	16,887	1,380,850
GXO Logistics, Inc.(b)(c)	36,915	2,074,992
HEICO Corp.(c)	4,287	1,362,280
Herc Holdings, Inc.(c)	7,237	1,028,016
Hertz Global Holdings, Inc.(b)(c)	210,839	1,081,604
Hexcel Corp.	11,666	832,952
Hillenbrand, Inc.	22,860	722,376
Honeywell International, Inc.	113,802	22,911,757
Howmet Aerospace, Inc.	21,420	4,411,449
Hub Group, Inc., Class A	32,596	1,200,511
Hubbell, Inc.	5,620	2,641,400
Huntington Ingalls Industries, Inc.	11,872	3,823,021
IDEX Corp.	10,321	1,769,639
Illinois Tool Works, Inc.	36,829	8,983,330
Ingersoll Rand, Inc.	38,829	2,963,818
Insperity, Inc.	2,231	98,432
ITT, Inc.	10,738	1,987,282
J.B. Hunt Transport Services, Inc.	18,899	3,191,285
Jacobs Solutions, Inc.	27,971	4,358,161
JELD-WEN Holding, Inc.(b)	89,412	388,048
JetBlue Airways Corp.(b)(c)	152,540	640,668
Johnson Controls International PLC	115,970	13,265,808
KBR, Inc.	27,053	1,158,950
Kelly Services, Inc., Class A	17,697	198,383
Kennametal, Inc.(c)	41,477	910,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco RAFI US 1000 ETF (PRF)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Kirby Corp.(b)(c)	11,696	$1,210,302
Knight-Swift Transportation Holdings, Inc.	64,514	2,910,872
Korn Ferry	11,361	735,057
L3Harris Technologies, Inc.	54,545	15,768,959
Landstar System, Inc.	11,107	1,426,472
Leidos Holdings, Inc.	26,384	5,025,360
Lennox International, Inc.	2,308	1,165,540
Lincoln Electric Holdings, Inc.	7,018	1,645,370
Lockheed Martin Corp.	58,134	28,594,952
Lyft, Inc., Class A(b)	63,138	1,291,803
ManpowerGroup, Inc.	56,826	1,742,285
Masco Corp.	39,831	2,579,456
MasTec, Inc.(b)	13,399	2,735,540
MasterBrand, Inc.(b)(c)	58,790	742,518
Matson, Inc.	10,707	1,080,872
Maximus, Inc.	17,327	1,440,220
Middleby Corp. (The)(b)	10,700	1,329,261
MillerKnoll, Inc.	35,259	550,746
Moog, Inc., Class A	4,124	844,801
MSC Industrial Direct Co., Inc., Class A	15,736	1,336,144
Mueller Industries, Inc.	18,565	1,965,477
Nordson Corp.	6,608	1,532,726
Norfolk Southern Corp.	48,198	13,658,349
Northrop Grumman Corp.	29,528	17,228,112
nVent Electric PLC	22,928	2,621,817
Old Dominion Freight Line, Inc.	20,119	2,825,110
Oshkosh Corp.	22,700	2,798,683
Otis Worldwide Corp.	37,926	3,518,016
Owens Corning	26,273	3,344,816
PACCAR, Inc.	106,843	10,513,351
Parker-Hannifin Corp.	10,409	8,044,387
Paychex, Inc.	31,361	3,670,178
Pentair PLC	20,543	2,184,748
Quanta Services, Inc.	12,420	5,578,195
Regal Rexnord Corp.	17,484	2,463,321
Republic Services, Inc.	18,094	3,767,895
Resideo Technologies, Inc.(b)	59,881	2,562,907
Robert Half, Inc.(c)	50,132	1,312,957
Rockwell Automation, Inc.	13,332	4,910,975
Rollins, Inc.	12,280	707,451
RTX Corp.	260,474	46,494,609
Rush Enterprises, Inc., Class A	23,503	1,161,283
RXO, Inc.(b)(c)	9,836	174,392
Ryder System, Inc.	20,944	3,544,353
Saia, Inc.(b)(c)	2,904	849,420
Science Applications International Corp.	16,031	1,502,265
Sensata Technologies Holding PLC(c)	61,789	1,966,744
Simpson Manufacturing Co., Inc.(c)	4,692	828,138
SiteOne Landscape Supply, Inc.(b)(c)	6,606	857,261
SkyWest, Inc.(b)	7,151	718,532
Snap-on, Inc.	10,039	3,368,586
Southwest Airlines Co.(c)	38,256	1,159,157
SS&C Technologies Holdings, Inc.(c)	38,204	3,244,284
Stanley Black & Decker, Inc.	73,732	4,993,131
Sunrun, Inc.(b)(c)	86,526	1,796,280
Terex Corp.	23,857	1,097,899
Tetra Tech, Inc.	24,200	773,916
Textron, Inc.	51,232	4,140,058
Timken Co. (The)(c)	19,056	1,496,087
Toro Co. (The)	19,815	1,480,775
	Shares	Value
Industrials-(continued)
Trane Technologies PLC	4,700	$2,108,655
TransDigm Group, Inc.	3,005	3,932,072
TransUnion	18,810	1,526,996
TriNet Group, Inc.(c)	9,476	568,560
Trinity Industries, Inc.	9,819	268,746
Uber Technologies, Inc.(b)	72,920	7,036,780
UFP Industries, Inc.(c)	21,446	1,975,820
U-Haul Holding Co., Series N(c)	24,907	1,207,740
Union Pacific Corp.	100,828	22,219,466
United Airlines Holdings, Inc.(b)	21,660	2,036,906
United Parcel Service, Inc., Class B	206,054	19,867,727
United Rentals, Inc.	8,786	7,654,187
Valmont Industries, Inc.	3,696	1,528,037
Veralto Corp.	17,897	1,766,076
Verisk Analytics, Inc.	9,068	1,983,716
Vertiv Holdings Co., Class A	10,561	2,036,794
Vestis Corp.(c)	12,083	63,436
W.W. Grainger, Inc.	4,584	4,487,736
Wabtec Corp.	24,639	5,037,197
Waste Management, Inc.	40,599	8,110,462
Watsco, Inc.	4,737	1,743,263
Werner Enterprises, Inc.	38,744	1,015,093
WESCO International, Inc.	18,159	4,712,805
WillScot Holdings Corp.(c)	44,285	963,199
Woodward, Inc.	6,742	1,767,146
XPO, Inc.(b)(c)	9,017	1,297,276
Xylem, Inc.	24,442	3,687,076
ZIM Integrated Shipping Services Ltd. (Israel)(c)	81,414	1,252,147
		800,652,965
Information Technology-18.43%
Accenture PLC, Class A	79,320	19,837,932
Adobe, Inc.(b)	42,775	14,556,760
Advanced Micro Devices, Inc.(b)	130,367	33,389,596
Akamai Technologies, Inc.(b)	33,371	2,506,162
Amdocs Ltd.(c)	34,455	2,903,178
Amkor Technology, Inc.	44,193	1,426,550
Amphenol Corp., Class A	68,981	9,611,813
Analog Devices, Inc.	71,734	16,795,081
Apple, Inc.	1,247,632	337,322,264
Applied Materials, Inc.	103,238	24,064,778
Arista Networks, Inc.(b)	28,469	4,489,277
Arrow Electronics, Inc.(b)(c)	40,920	4,564,626
ASGN, Inc.(b)(c)	22,675	1,014,933
Autodesk, Inc.(b)	10,588	3,190,588
Avnet, Inc.	54,698	2,650,118
Broadcom, Inc.	172,504	63,762,654
Cadence Design Systems, Inc.(b)	11,229	3,803,150
CDW Corp.	20,711	3,300,712
Check Point Software Technologies Ltd. (Israel)(b)	1,935	378,641
Ciena Corp.(b)	28,889	5,486,599
Cirrus Logic, Inc.(b)	10,810	1,433,946
Cisco Systems, Inc.	837,543	61,232,769
Cognex Corp.	30,327	1,255,235
Cognizant Technology Solutions Corp., Class A	138,346	10,082,656
Coherent Corp.(b)	20,961	2,766,014
CommScope Holding Co., Inc.(b)	135,049	2,336,348
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco RAFI US 1000 ETF (PRF)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Corning, Inc.	161,412	$14,378,581
CrowdStrike Holdings, Inc., Class A(b)	1,575	855,241
Datadog, Inc., Class A(b)	5,461	889,105
Dell Technologies, Inc., Class C	30,444	4,932,232
Diodes, Inc.(b)(c)	18,073	964,375
Dolby Laboratories, Inc., Class A(c)	11,521	764,073
Dropbox, Inc., Class A(b)	41,622	1,207,038
DXC Technology Co.(b)	113,864	1,616,869
Enphase Energy, Inc.(b)(c)	15,881	484,529
Entegris, Inc.	15,619	1,430,232
EPAM Systems, Inc.(b)	7,777	1,271,851
F5, Inc.(b)	7,385	1,868,774
Fair Isaac Corp.(b)	597	990,739
First Solar, Inc.(b)	11,772	3,142,418
Flex Ltd.(b)(c)	94,294	5,895,261
Fortinet, Inc.(b)	26,817	2,317,793
Gartner, Inc.(b)	5,860	1,455,272
Gen Digital, Inc.	118,414	3,121,393
GoDaddy, Inc., Class A(b)	14,846	1,976,448
Hewlett Packard Enterprise Co.	711,850	17,383,377
HP, Inc.	462,553	12,798,842
Insight Enterprises, Inc.(b)(c)	10,421	1,042,100
Intel Corp.(b)	2,860,701	114,399,433
International Business Machines Corp.	147,807	45,437,350
Intuit, Inc.	15,378	10,265,584
Jabil, Inc.	23,964	5,293,408
Keysight Technologies, Inc.(b)	22,544	4,124,650
KLA Corp.	9,668	11,686,098
Kyndryl Holdings, Inc.(b)(c)	97,681	2,824,935
Lam Research Corp.	146,359	23,045,688
Littelfuse, Inc.	4,842	1,178,107
Lumentum Holdings, Inc.(b)	16,757	3,377,541
Marvell Technology, Inc.	67,759	6,351,729
Microchip Technology, Inc.	99,351	6,201,489
Micron Technology, Inc.	241,019	53,932,822
Microsoft Corp.	434,173	224,819,121
MKS, Inc.	15,168	2,179,793
Monolithic Power Systems, Inc.	1,329	1,335,645
Motorola Solutions, Inc.	10,272	4,177,725
NCR Voyix Corp.(b)(c)	18,792	214,417
NetApp, Inc.	41,172	4,849,238
NetScout Systems, Inc.(b)	26,166	727,415
NVIDIA Corp.	208,990	42,318,385
NXP Semiconductors N.V. (Netherlands)	6,652	1,391,066
Okta, Inc.(b)	14,104	1,290,939
ON Semiconductor Corp.(b)	80,881	4,050,520
Oracle Corp.	154,755	40,640,211
Palantir Technologies, Inc., Class A(b)	6,237	1,250,331
Palo Alto Networks, Inc.(b)	12,805	2,820,173
Plexus Corp.(b)	7,678	1,074,152
PTC, Inc.(b)	6,374	1,265,494
Pure Storage, Inc., Class A(b)	14,511	1,432,236
Qorvo, Inc.(b)	42,134	3,999,359
QUALCOMM, Inc.	190,167	34,401,210
Ralliant Corp.	10,395	456,548
Roper Technologies, Inc.	9,441	4,212,102
Salesforce, Inc.	74,954	19,518,771
Sandisk Corp.(b)	20,227	4,031,848
Sanmina Corp.(b)	22,984	3,149,957
Seagate Technology Holdings PLC	55,777	14,272,219
	Shares	Value
Information Technology-(continued)
ServiceNow, Inc.(b)	3,707	$3,407,771
Silicon Laboratories, Inc.(b)	6,750	884,790
Skyworks Solutions, Inc.	53,669	4,171,155
Snowflake, Inc., Class A(b)	7,121	1,957,420
SolarEdge Technologies, Inc.(b)	2,474	86,813
Super Micro Computer, Inc.(b)	27,496	1,428,692
Synaptics, Inc.(b)(c)	10,339	733,449
Synopsys, Inc.(b)	9,032	4,098,902
TD SYNNEX Corp.	29,996	4,694,074
TE Connectivity PLC (Switzerland)	50,538	12,483,391
Teledyne Technologies, Inc.(b)	5,900	3,108,238
Teradata Corp.(b)(c)	39,618	826,035
Teradyne, Inc.	27,527	5,003,308
Texas Instruments, Inc.	127,648	20,610,046
Trimble, Inc.(b)	33,669	2,685,103
TTM Technologies, Inc.(b)	12,812	860,966
Twilio, Inc., Class A(b)(c)	27,179	3,665,904
Tyler Technologies, Inc.(b)	1,802	858,221
Unity Software, Inc.(b)	41,514	1,573,381
VeriSign, Inc.	3,371	808,366
Viasat, Inc.(b)(c)	101,262	4,032,253
Vishay Intertechnology, Inc.(c)	76,599	1,300,651
Vontier Corp.	27,813	1,070,800
Western Digital Corp.	109,811	16,494,710
Workday, Inc., Class A(b)	11,166	2,678,947
Xerox Holdings Corp.(c)	225,140	747,465
Zebra Technologies Corp., Class A(b)	8,576	2,309,088
Zoom Communications, Inc., Class A(b)	29,798	2,599,280
		1,528,125,851
Materials-3.21%
Air Products and Chemicals, Inc.	31,724	7,695,925
Albemarle Corp.	40,723	4,000,220
Alcoa Corp.	107,786	3,965,447
Alpha Metallurgical Resources, Inc.(b)(c)	7,334	1,270,689
Amcor PLC	674,970	5,332,263
AptarGroup, Inc.	9,949	1,154,184
Ashland, Inc.	26,814	1,311,205
Avery Dennison Corp.	14,305	2,501,801
Avient Corp.	30,184	968,001
Axalta Coating Systems Ltd.(b)	43,651	1,242,744
Ball Corp.	70,795	3,327,365
Cabot Corp.	13,330	899,508
Celanese Corp.	69,123	2,657,088
CF Industries Holdings, Inc.	56,907	4,739,784
Chemours Co. (The)(c)	111,739	1,496,185
Cleveland-Cliffs, Inc.(b)(c)	389,183	4,837,545
Commercial Metals Co.	45,868	2,722,724
Constellium SE(b)	18,182	286,003
Corteva, Inc.	156,470	9,613,517
CRH PLC	92,326	10,996,027
Crown Holdings, Inc.	26,702	2,594,900
Dow, Inc.	570,101	13,596,909
DuPont de Nemours, Inc.	201,541	16,455,823
Eagle Materials, Inc.	4,822	1,023,807
Eastman Chemical Co.	61,089	3,636,017
Ecolab, Inc.	21,266	5,452,602
Element Solutions, Inc.	44,815	1,197,457
FMC Corp.(c)	74,954	1,137,052
Freeport-McMoRan, Inc.	241,761	10,081,434
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco RAFI US 1000 ETF (PRF)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Graphic Packaging Holding Co.(c)	88,555	$1,415,994
Greif, Inc., Class A	3,578	203,552
H.B. Fuller Co.	16,025	919,354
Huntsman Corp.	206,726	1,711,691
International Flavors & Fragrances, Inc.(b)	80,622	5,076,767
International Paper Co.	165,148	6,381,319
Knife River Corp.(b)(c)	3,285	198,611
Linde PLC	48,286	20,198,034
Louisiana-Pacific Corp.	14,415	1,255,691
LyondellBasell Industries N.V., Class A	169,097	7,849,483
Martin Marietta Materials, Inc.	5,900	3,617,290
Mosaic Co. (The)	221,480	6,079,626
NewMarket Corp.	1,157	888,460
Newmont Corp.	228,872	18,531,766
Nucor Corp.	113,502	17,030,975
O-I Glass, Inc.(b)	90,150	1,017,794
Olin Corp.(c)	114,162	2,363,153
Packaging Corp. of America	19,009	3,721,202
PPG Industries, Inc.	50,875	4,973,031
Reliance, Inc.(c)	19,106	5,396,108
Royal Gold, Inc.	5,953	1,040,525
RPM International, Inc.	18,955	2,071,402
Scotts Miracle-Gro Co. (The)	4,057	217,131
Sealed Air Corp.	36,063	1,208,471
Sherwin-Williams Co. (The)	14,125	4,872,278
Silgan Holdings, Inc.(c)	22,481	868,216
Solstice Advanced Materials, Inc.(b)	28,449	1,282,196
Sonoco Products Co.	42,365	1,718,748
Southern Copper Corp. (Mexico)	12,300	1,707,240
Steel Dynamics, Inc.	56,179	8,808,867
Sylvamo Corp.	16,416	666,490
Tronox Holdings PLC, Class A(c)	132,101	462,354
Vulcan Materials Co.	12,167	3,522,347
Warrior Met Coal, Inc.	19,856	1,347,031
Westlake Corp.(c)	13,474	927,146
		265,744,569
Real Estate-2.52%
Agree Realty Corp.	14,992	1,094,566
Alexandria Real Estate Equities, Inc.	57,087	3,323,605
American Homes 4 Rent, Class A	45,161	1,427,088
American Tower Corp.	45,706	8,180,460
Americold Realty Trust, Inc.(c)	81,991	1,056,864
Anywhere Real Estate, Inc.(b)	80,234	806,352
Apple Hospitality REIT, Inc.	79,859	893,622
AvalonBay Communities, Inc.	22,893	3,981,551
Brandywine Realty Trust(c)	52,434	179,849
Brixmor Property Group, Inc.	62,703	1,640,310
BXP, Inc.(c)	49,513	3,524,830
Camden Property Trust	19,245	1,914,493
CBRE Group, Inc., Class A(b)	55,781	8,502,698
COPT Defense Properties	9,427	265,559
CoStar Group, Inc.(b)	24,006	1,651,853
Cousins Properties, Inc.	51,926	1,346,441
Crown Castle, Inc.	77,626	7,003,418
CubeSmart	31,814	1,198,433
Cushman & Wakefield PLC(b)	97,920	1,537,344
DiamondRock Hospitality Co.	23,617	184,685
Digital Realty Trust, Inc.	46,087	7,853,686
Douglas Emmett, Inc.(c)	72,141	933,505
	Shares	Value
Real Estate-(continued)
EastGroup Properties, Inc.	4,919	$858,513
EPR Properties	20,079	984,273
Equinix, Inc.	7,325	6,197,023
Equity LifeStyle Properties, Inc.(c)	18,031	1,100,793
Equity Residential	74,350	4,419,364
Essex Property Trust, Inc.	9,895	2,491,264
Extra Space Storage, Inc.	23,510	3,139,525
Federal Realty Investment Trust	15,731	1,513,165
First Industrial Realty Trust, Inc.	18,016	995,924
Gaming and Leisure Properties, Inc.	40,291	1,799,396
Healthcare Realty Trust, Inc.(c)	127,233	2,254,569
Healthpeak Properties, Inc.	181,244	3,253,330
Highwoods Properties, Inc.	43,308	1,239,908
Host Hotels & Resorts, Inc.	189,940	3,042,839
Hudson Pacific Properties, Inc.(b)(c)	237,591	579,722
Independence Realty Trust, Inc.	13,497	215,007
Invitation Homes, Inc.	95,673	2,693,195
Iron Mountain, Inc.	34,944	3,597,485
JBG SMITH Properties, (Acquired 03/20/2020 - 10/20/2025; Cost $1,166,522)(f)	53,113	1,035,172
Jones Lang LaSalle, Inc.(b)	15,368	4,688,623
Kilroy Realty Corp.(c)	48,900	2,066,025
Kimco Realty Corp.	135,100	2,791,166
Kite Realty Group Trust(c)	45,733	1,012,529
Lamar Advertising Co., Class A(c)	12,900	1,529,811
LXP Industrial Trust(c)	23,259	220,728
Macerich Co. (The)(c)	68,387	1,172,837
Medical Properties Trust, Inc.(c)	512,011	2,647,097
Mid-America Apartment Communities, Inc.	19,772	2,535,364
Millrose Properties, Inc.	7,319	235,745
NNN REIT, Inc.	34,364	1,390,367
Omega Healthcare Investors, Inc.	44,469	1,869,032
Opendoor Technologies, Inc.(b)(c)	83,720	650,504
Outfront Media, Inc.	16,372	289,621
Park Hotels & Resorts, Inc.(c)	135,607	1,395,396
Phillips Edison & Co., Inc.	6,069	205,375
PotlatchDeltic Corp.(c)	28,034	1,121,360
Prologis, Inc.	121,181	15,037,350
Public Storage	14,625	4,073,940
Rayonier, Inc.(c)	35,309	779,270
Realty Income Corp.	127,982	7,420,396
Regency Centers Corp.	33,110	2,282,934
Rexford Industrial Realty, Inc.(c)	38,639	1,596,563
RLJ Lodging Trust(c)	19,071	129,683
Sabra Health Care REIT, Inc.	66,292	1,181,323
SBA Communications Corp., Class A	8,883	1,700,917
Simon Property Group, Inc.	36,246	6,370,597
SL Green Realty Corp.	28,967	1,487,455
STAG Industrial, Inc.	31,875	1,219,856
Sun Communities, Inc.(c)	21,444	2,714,810
UDR, Inc.	54,167	1,824,886
Ventas, Inc.	84,715	6,251,120
VICI Properties, Inc.	173,857	5,213,971
Vornado Realty Trust(c)	60,372	2,290,514
W.P. Carey, Inc.	45,662	3,013,692
Welltower, Inc.	61,807	11,189,539
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco RAFI US 1000 ETF (PRF)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Weyerhaeuser Co.	250,523	$5,762,029
Zillow Group, Inc., Class C(b)(c)	21,663	1,624,292
		208,898,396
Utilities-3.77%
AES Corp. (The)	284,546	3,946,653
ALLETE, Inc.	17,542	1,181,103
Alliant Energy Corp.	53,067	3,545,937
Ameren Corp.	56,243	5,737,911
American Electric Power Co., Inc.	124,316	14,950,242
American Water Works Co., Inc.	27,663	3,552,759
Atmos Energy Corp.	24,097	4,137,937
Avista Corp.	27,898	1,061,519
Black Hills Corp.	23,759	1,507,033
CenterPoint Energy, Inc.(c)	137,645	5,263,545
CMS Energy Corp.	60,948	4,482,725
Consolidated Edison, Inc.	96,799	9,429,191
Constellation Energy Corp.	25,519	9,620,663
Dominion Energy, Inc.	269,420	15,812,260
DTE Energy Co.	44,065	5,972,570
Duke Energy Corp.	207,353	25,773,978
Edison International	142,117	7,870,439
Entergy Corp.	99,667	9,577,002
Essential Utilities, Inc.	52,640	2,054,539
Evergy, Inc.	75,480	5,797,619
Eversource Energy	107,670	7,947,123
Exelon Corp.	295,252	13,617,022
FirstEnergy Corp.	148,497	6,805,618
Hawaiian Electric Industries, Inc.(b)(c)	107,684	1,251,288
IDACORP, Inc.	11,186	1,443,218
MDU Resources Group, Inc.(c)	17,534	336,302
National Fuel Gas Co.	21,054	1,661,371
New Jersey Resources Corp.(c)	23,531	1,042,423
NextEra Energy, Inc.	314,849	25,628,709
NiSource, Inc.	94,216	3,967,436
NorthWestern Energy Group, Inc.	20,634	1,231,231
NRG Energy, Inc.	41,479	7,128,581
OGE Energy Corp.	56,256	2,483,140
ONE Gas, Inc.(c)	16,719	1,340,697
PG&E Corp.	478,211	7,632,248
Pinnacle West Capital Corp.	35,407	3,134,228
Portland General Electric Co.(c)	35,524	1,622,736
	Shares	Value
Utilities-(continued)
PPL Corp.	214,900	$7,848,148
Public Service Enterprise Group, Inc.	101,159	8,149,369
Sempra	139,328	12,809,816
Southern Co. (The)(c)	224,666	21,127,591
Southwest Gas Holdings, Inc.	19,491	1,549,534
Spire, Inc.	16,660	1,439,424
TXNM Energy, Inc.(c)	22,777	1,293,734
UGI Corp.	99,008	3,309,837
Vistra Corp.	43,821	8,251,494
WEC Energy Group, Inc.	63,136	7,054,185
Xcel Energy, Inc.	126,138	10,238,621
		312,620,749
Total Common Stocks & Other Equity Interests (Cost $6,037,727,637)		8,286,589,677
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(e)(g) (Cost $1,699,020)	1,699,020	1,699,020
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $6,039,426,657)		8,288,288,697
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.74%
Invesco Private Government Fund, 4.13%(e)(g)(h)	61,230,592	61,230,592
Invesco Private Prime Fund, 4.30%(e)(g)(h)	165,657,547	165,707,244
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $226,939,568)		226,937,836
TOTAL INVESTMENTS IN SECURITIES-102.72% (Cost $6,266,366,225)		8,515,226,533
OTHER ASSETS LESS LIABILITIES-(2.72)%		(225,434,627)
NET ASSETS-100.00%		$8,289,791,906

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Invesco Ltd.	$3,221,382	$361,215	$(991,738)	$2,546,773	$(408,818)	$4,728,814	$94,301
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco RAFI US 1000 ETF (PRF)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,764,003	$96,708,997	$(97,773,980)	$-	$-	$1,699,020	$93,224
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	60,639,972	239,128,508	(238,537,888)	-	-	61,230,592	1,340,935 *
Invesco Private Prime Fund	156,221,551	521,439,051	(511,973,194)	10,143	9,693	165,707,244	3,616,523 *
Total	$222,846,908	$857,637,771	$(849,276,800)	$2,556,916	$(399,125)	$233,365,670	$5,144,983

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Restricted security. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-3.57%
Advantage Solutions, Inc.(b)(c)	109,568	$140,247
AMC Entertainment Holdings, Inc.(b)(c)	295,582	765,559
AMC Networks, Inc., Class A(b)(c)	132,585	1,004,994
Angi, Inc.(b)(c)	22,796	302,503
Array Digital Infrastructure, Inc.(c)	20,824	1,022,875
Atlanta Braves Holdings, Inc., Series C(b)(c)	19,740	803,813
ATN International, Inc.	14,125	205,236
Bandwidth, Inc., Class A(b)(c)	42,627	688,426
Boston Omaha Corp., Class A(b)(c)	6,992	88,938
Bumble, Inc., Class A(b)(c)	220,186	1,222,032
Cable One, Inc.(c)	18,808	2,793,928
Cardlytics, Inc.(b)(c)	122,907	238,440
CarGurus, Inc.(b)	103,140	3,622,277
Cars.com, Inc.(b)	86,803	932,264
Cinemark Holdings, Inc.	117,473	3,172,946
Clear Channel Outdoor Holdings, Inc.(b)(c)	580,331	1,050,399
Cogent Communications Holdings, Inc.(c)	64,884	2,676,465
DHI Group, Inc.(b)	18,863	36,594
DoubleVerify Holdings, Inc.(b)	115,822	1,318,054
E.W. Scripps Co. (The), Class A(b)	149,913	364,289
EchoStar Corp., Class A(b)(c)	68,424	5,122,905
Entravision Communications Corp., Class A	60,674	125,595
Eventbrite, Inc., Class A(b)(c)	101,632	234,770
EverQuote, Inc., Class A(b)	20,093	432,803
fuboTV, Inc.(b)(c)	360,381	1,362,240
Gannett Co., Inc.(b)(c)	297,995	1,579,374
Getty Images Holdings, Inc.(b)(c)	130,095	244,579
Gogo, Inc.(b)(c)	47,790	434,889
Gray Media, Inc.(c)	156,785	716,507
IDT Corp., Class B	18,444	934,373
iHeartMedia, Inc., Class A(b)(c)	226,566	672,901
IHS Holding Ltd. (Nigeria)(b)(c)	83,748	573,674
IMAX Corp.(b)(c)	10,708	347,903
Integral Ad Science Holding Corp.(b)(c)	108,356	1,106,315
Iridium Communications, Inc.(c)	162,137	3,104,924
John Wiley & Sons, Inc., Class A(c)	71,810	2,647,635
Liberty Latin America Ltd., Class C(b)	150,642	1,191,578
Lionsgate Studios Corp.(b)(c)	98,430	632,905
Live Nation Entertainment, Inc.(b)(c)	9,175	1,371,938
Madison Square Garden Entertainment Corp.(b)	3,349	147,892
Madison Square Garden Sports Corp., Class A(b)(c)	3,025	648,530
Magnite, Inc.(b)(c)	103,158	1,844,465
Marcus Corp. (The)(c)	37,229	536,098
National CineMedia, Inc.(c)	125,214	553,446
New York Times Co. (The), Class A	23,659	1,348,326
Nextdoor Holdings, Inc.(b)(c)	249,341	486,215
Pinterest, Inc., Class A(b)(c)	30,791	1,019,182
Playstudios, Inc.(b)	58,009	53,948
PubMatic, Inc., Class A(b)(c)	53,859	450,261
QuinStreet, Inc.(b)	72,147	1,067,054
Reddit, Inc., Class A(b)	6,418	1,341,041
Roblox Corp., Class A(b)	49,280	5,604,122
Roku, Inc., Class A(b)	13,458	1,428,298
	Shares	Value
Communication Services-(continued)
Scholastic Corp.	51,262	$1,469,682
Shenandoah Telecommunications Co.	46,633	574,519
Shutterstock, Inc.	58,794	1,471,614
Sinclair, Inc.(c)	97,733	1,335,033
Sirius XM Holdings, Inc.	17,818	386,472
Skillz, Inc.(b)(c)	12,874	85,998
Sphere Entertainment Co.(b)(c)	52,319	3,582,805
Spok Holdings, Inc.	20,755	296,589
Stagwell, Inc.(b)(c)	119,807	569,083
Taboola.com Ltd. (Israel)(b)	62,029	221,444
Thryv Holdings, Inc.(b)(c)	84,319	650,099
TKO Group Holdings, Inc.	19,230	3,622,932
Trade Desk, Inc. (The), Class A(b)	9,485	476,906
TripAdvisor, Inc.(b)(c)	209,757	3,368,697
TrueCar, Inc.(b)	54,912	120,806
Uniti Group, Inc.(b)(c)	165,403	952,721
Vimeo, Inc.(b)(c)	221,164	1,725,079
Warner Music Group Corp., Class A(c)	51,847	1,657,030
Webtoon Entertainment, Inc. (South Korea)(b)(c)	32,603	571,531
WideOpenWest, Inc.(b)	123,751	634,843
Yelp, Inc.(b)(c)	12,539	413,536
Ziff Davis, Inc.(b)(c)	15,176	514,466
ZipRecruiter, Inc., Class A(b)(c)	104,023	483,707
ZoomInfo Technologies, Inc., Class A(b)(c)	395,524	4,437,779
		91,440,336
Consumer Discretionary-11.76%
1-800-Flowers.com, Inc., Class A(b)(c)	98,902	356,047
Abercrombie & Fitch Co., Class A(b)	8,551	620,375
Accel Entertainment, Inc.(b)	51,176	521,483
Acushnet Holdings Corp.	44,583	3,447,603
ADT, Inc.(c)	150,634	1,331,605
Adtalem Global Education, Inc.(b)	59,679	5,849,736
Afya Ltd., Class A (Brazil)	6,565	93,026
Allbirds, Inc., Class A(b)(c)	4,167	37,503
A-Mark Precious Metals, Inc.(c)	67,875	1,804,118
American Axle & Manufacturing Holdings, Inc.(b)(c)	323,371	2,004,900
American Outdoor Brands, Inc.(b)(c)	8,832	60,676
American Public Education, Inc.(b)(c)	29,828	998,940
America’s Car-Mart, Inc.(b)(c)	13,760	306,022
Arcos Dorados Holdings, Inc., Class A (Brazil)(c)	41,218	295,533
Arhaus, Inc.(b)(c)	39,626	397,053
Arko Corp.(c)	83,640	368,434
BARK, Inc.(b)	98,775	89,668
Barnes & Noble Education, Inc.(b)(c)	47,279	431,657
Bassett Furniture Industries, Inc.	3,219	47,480
Beazer Homes USA, Inc.(b)	70,102	1,570,285
Betterware de Mexico SAPI de CV (Mexico)	5,283	76,498
Biglari Holdings, Inc., Class B(b)(c)	942	340,354
Birkenstock Holding PLC (Germany)(b)(c)	15,760	628,982
BJ’s Restaurants, Inc.(b)(c)	41,540	1,410,698
Bloomin’ Brands, Inc.	331,050	2,261,072
Boot Barn Holdings, Inc.(b)	26,330	4,993,484
Bright Horizons Family Solutions, Inc.(b)(c)	36,013	3,933,700
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Brinker International, Inc.(b)	30,935	$3,361,397
Buckle, Inc. (The)(c)	76,157	4,173,404
Build-A-Bear Workshop, Inc.(c)	22,969	1,245,379
Caleres, Inc.(c)	110,031	1,214,742
Camping World Holdings, Inc., Class A(c)	83,605	1,100,242
CarParts.com, Inc.(b)	41,532	28,665
Carriage Services, Inc.(c)	18,920	845,724
Carvana Co.(b)	16,841	5,162,440
Cava Group, Inc.(b)(c)	6,104	327,968
Cavco Industries, Inc.(b)	10,161	5,383,298
Champion Homes, Inc.(b)	63,719	4,347,547
Cheesecake Factory, Inc. (The)	52,935	2,636,163
Chegg, Inc.(b)	375,960	398,518
Chewy, Inc., Class A(b)	14,395	485,399
Children’s Place, Inc. (The)(b)(c)	62,570	448,627
Choice Hotels International, Inc.	19,353	1,799,055
Churchill Downs, Inc.(c)	43,721	4,337,123
Citi Trends, Inc.(b)(c)	16,202	580,356
Clarus Corp.(c)	37,826	126,339
Columbia Sportswear Co.	11,082	550,000
Cooper-Standard Holdings, Inc.(b)(c)	56,123	1,696,037
Coursera, Inc.(b)	131,878	1,110,413
Cracker Barrel Old Country Store, Inc.(c)	89,493	3,015,914
Cricut, Inc., Class A(c)	53,630	284,775
Crocs, Inc.(b)	9,084	742,072
Dave & Buster’s Entertainment, Inc.(b)(c)	95,523	1,403,233
Denny’s Corp.(b)(c)	100,055	391,215
Designer Brands, Inc., Class A(c)	248,527	917,065
Destination XL Group, Inc.(b)	66,509	66,456
Dillard’s, Inc., Class A(c)	7,999	4,800,040
Dine Brands Global, Inc.(c)	68,269	1,687,610
Dorman Products, Inc.(b)	30,668	4,113,499
DraftKings, Inc., Class A(b)	81,781	2,501,681
Dream Finders Homes, Inc., Class A(b)(c)	37,643	745,331
Driven Brands Holdings, Inc.(b)(c)	74,735	1,072,447
Duolingo, Inc.(b)	3,453	934,520
Dutch Bros, Inc., Class A(b)	6,029	334,851
El Pollo Loco Holdings, Inc.(b)(c)	48,129	491,878
Ermenegildo Zegna N.V. (Italy)(c)	11,540	117,823
Escalade, Inc.(c)	2,162	24,885
Ethan Allen Interiors, Inc.	43,654	1,055,117
Etsy, Inc.(b)(c)	6,811	422,282
European Wax Center, Inc., Class A(b)(c)	83,373	325,155
Figs, Inc., Class A(b)(c)	157,089	1,171,884
First Watch Restaurant Group, Inc.(b)(c)	44,723	737,482
Flexsteel Industries, Inc.(c)	5,747	196,490
Fossil Group, Inc.(b)(c)	86,783	180,509
Fox Factory Holding Corp.(b)(c)	85,413	1,888,481
Frontdoor, Inc.(b)	52,170	3,465,653
Full House Resorts, Inc.(b)(c)	15,535	38,061
Funko, Inc., Class A(b)(c)	130,040	405,725
GameStop Corp., Class A(b)(c)	193,292	4,308,479
Garrett Motion, Inc. (Switzerland)(c)	15,188	257,285
Genesco, Inc.(b)(c)	44,077	1,278,674
Genius Sports Ltd. (United Kingdom)(b)(c)	96,058	1,081,613
Gentherm, Inc.(b)	50,135	1,844,968
GigaCloud Technology, Inc., Class A(b)(c)	33,574	939,401
G-III Apparel Group Ltd.(b)(c)	91,128	2,446,787
Global Business Travel Group, Inc.(b)(c)	51,958	408,390
Global-e Online Ltd. (Israel)(b)	4,025	146,631
	Shares	Value
Consumer Discretionary-(continued)
Golden Entertainment, Inc.(c)	30,018	$606,364
GoPro, Inc., Class A(b)(c)	493,331	971,862
Grand Canyon Education, Inc.(b)	5,570	1,048,831
Green Brick Partners, Inc.(b)	42,037	2,721,475
Groupon, Inc.(b)(c)	30,819	620,386
Guess?, Inc.(c)	17,422	295,826
H&R Block, Inc.(c)	84,561	4,206,064
Hamilton Beach Brands Holding Co., Class A(c)	5,708	80,312
Haverty Furniture Cos., Inc.(c)	26,940	587,561
Hilton Grand Vacations, Inc.(b)(c)	134,825	5,588,496
Holley, Inc.(b)	85,185	244,481
Hooker Furnishings Corp.(c)	13,156	119,456
Hovnanian Enterprises, Inc., Class A(b)(c)	12,941	1,555,896
Hyatt Hotels Corp., Class A(c)	30,856	4,239,923
Inspired Entertainment, Inc.(b)(c)	9,002	67,965
Installed Building Products, Inc.(c)	18,727	4,648,603
iRobot Corp.(b)(c)	261,271	830,842
J Jill, Inc.(c)	3,630	54,704
Jack in the Box, Inc.(c)	97,121	1,557,821
JAKKS Pacific, Inc.(c)	20,966	356,422
Johnson Outdoors, Inc., Class A(c)	9,832	400,457
KinderCare Learning Cos., Inc.(b)(c)	28,326	167,123
Kontoor Brands, Inc.	62,826	5,083,880
Krispy Kreme, Inc.(c)	325,346	1,167,992
Lakeland Industries, Inc.(c)	10,338	170,163
Lands’ End, Inc.(b)(c)	34,055	536,026
Latham Group, Inc.(b)(c)	88,719	643,213
Laureate Education, Inc., Class A(b)	49,578	1,439,249
La-Z-Boy, Inc.(c)	72,653	2,303,100
Legacy Housing Corp.(b)(c)	11,681	262,297
Leslie’s, Inc.(b)(c)	23,187	81,618
Levi Strauss & Co., Class A(c)	126,369	2,562,763
Life Time Group Holdings, Inc.(b)	41,584	1,028,372
Lifetime Brands, Inc.	7,934	26,896
Lincoln Educational Services Corp.(b)(c)	25,814	501,308
Lovesac Co. (The)(b)(c)	38,946	540,181
Lucid Group, Inc.(b)(c)	135,333	2,402,161
Luminar Technologies, Inc.(b)(c)	146,262	169,664
MakeMyTrip Ltd. (India)(b)(c)	2,632	210,560
Malibu Boats, Inc., Class A(b)(c)	32,086	894,237
MarineMax, Inc.(b)(c)	61,173	1,515,255
MasterCraft Boat Holdings, Inc.(b)(c)	20,893	419,114
Matthews International Corp., Class A(c)	46,713	1,094,018
Mister Car Wash, Inc.(b)(c)	80,159	448,089
Modine Manufacturing Co.(b)(c)	38,291	5,866,564
Monarch Casino & Resort, Inc.	14,443	1,300,881
Monro, Inc.(c)	113,934	1,669,133
Motorcar Parts of America, Inc.(b)(c)	21,491	366,636
Movado Group, Inc.	29,866	543,860
National Vision Holdings, Inc.(b)(c)	200,046	5,151,184
Noodles & Co.(b)(c)	39,214	25,560
Norwegian Cruise Line Holdings Ltd.(b)	116,813	2,618,947
Ollie’s Bargain Outlet Holdings, Inc.(b)	12,367	1,494,057
On Holding AG, Class A (Switzerland)(b)	8,910	331,007
OneSpaWorld Holdings Ltd. (Bahamas)(c)	7,090	164,984
OneWater Marine, Inc., Class A(b)(c)	26,119	405,628
Outdoor Holding Co.(b)(c)	129,408	207,053
Oxford Industries, Inc.(c)	50,964	1,878,023
Papa John’s International, Inc.(c)	36,562	1,857,715
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Patrick Industries, Inc.(c)	58,314	$6,086,232
Peloton Interactive, Inc., Class A(b)(c)	452,899	3,288,047
Perdoceo Education Corp.	89,772	2,851,159
Petco Health & Wellness Co., Inc.(b)(c)	666,620	2,119,852
PetMed Express, Inc.(b)(c)	36,012	92,551
Planet Fitness, Inc., Class A(b)(c)	32,212	2,921,306
Portillo’s, Inc., Class A(b)(c)	107,210	573,574
Purple Innovation, Inc.(b)	55,599	44,023
Pursuit Attractions and Hospitality, Inc.(b)(c)	14,817	525,707
QuantumScape Corp.(b)(c)	304,622	5,617,230
QVC Group, Inc.(b)(c)	7,425	84,571
RCI Hospitality Holdings, Inc.(c)	9,798	244,068
RealReal, Inc. (The)(b)(c)	38,817	473,956
Red Robin Gourmet Burgers, Inc.(b)(c)	23,508	118,950
Red Rock Resorts, Inc., Class A	55,914	2,980,775
Revolve Group, Inc.(b)(c)	52,608	1,163,689
RideNow Group, Inc., Class B(b)(c)	22,456	76,350
Rocky Brands, Inc.(c)	12,024	338,957
Sabre Corp.(b)(c)	584,705	1,195,722
Sally Beauty Holdings, Inc.(b)(c)	253,464	3,829,841
Savers Value Village, Inc.(b)(c)	32,663	300,826
Shake Shack, Inc., Class A(b)	11,898	1,148,276
SharkNinja, Inc.(b)	53,534	4,577,157
Shoe Carnival, Inc.(c)	60,468	1,108,378
Six Flags Entertainment Corp.(b)(c)	71,458	1,642,105
Sleep Number Corp.(b)(c)	113,632	624,976
Smith & Wesson Brands, Inc.(c)	96,958	929,342
Solid Power, Inc.(b)(c)	294,424	1,848,983
Sonic Automotive, Inc., Class A(c)	45,787	2,908,848
Sonos, Inc.(b)	258,977	4,446,635
Sportsman’s Warehouse Holdings, Inc.(b)	71,661	177,003
Standard Motor Products, Inc.(c)	32,626	1,211,403
Steven Madden Ltd.(c)	17,871	606,006
Stitch Fix, Inc., Class A(b)(c)	338,854	1,419,798
Stoneridge, Inc.(b)	12,642	86,092
Strategic Education, Inc.	29,499	2,241,334
Strattec Security Corp.(b)	4,705	288,699
Stride, Inc.(b)	31,753	2,160,474
Sturm, Ruger & Co., Inc.(c)	29,026	1,230,993
Super Group (SGHC) Ltd. (Guernsey)(c)	44,156	476,885
Superior Group of Cos., Inc.	13,237	123,634
Sweetgreen, Inc., Class A(b)(c)	55,340	348,089
Target Hospitality Corp.(b)(c)	48,048	369,489
Tilly’s, Inc., Class A(b)(c)	14,908	22,809
Topgolf Callaway Brands Corp.(b)(c)	405,796	3,818,540
Traeger, Inc.(b)(c)	22,048	20,284
Udemy, Inc.(b)(c)	100,751	573,777
Unifi, Inc.(b)(c)	14,381	64,139
United Parks & Resorts, Inc.(b)(c)	51,709	2,502,716
Universal Electronics, Inc.(b)	7,612	29,611
Universal Technical Institute, Inc.(b)(c)	6,069	180,371
Upbound Group, Inc.(c)	33,507	649,366
Valvoline, Inc.(b)(c)	26,693	881,136
Vera Bradley, Inc.(b)(c)	20,509	48,196
Visteon Corp.	8,820	945,151
Warby Parker, Inc., Class A(b)(c)	30,351	594,576
Wayfair, Inc., Class A(b)(c)	48,227	4,991,977
Wendy’s Co. (The)(c)	427,711	3,652,652
Weyco Group, Inc.(c)	1,632	46,789
	Shares	Value
Consumer Discretionary-(continued)
Wingstop, Inc.(c)	6,381	$1,382,316
Winmark Corp.	1,157	466,468
Winnebago Industries, Inc.(c)	15,150	571,307
Wolverine World Wide, Inc.	211,085	4,791,629
Wynn Resorts Ltd.(c)	38,031	4,525,309
XPEL, Inc.(b)(c)(d)	14,640	499,224
YETI Holdings, Inc.(b)(c)	105,059	3,570,955
Zumiez, Inc.(b)(c)	51,898	1,123,592
		301,087,263
Consumer Staples-2.74%
Adecoagro S.A. (Brazil)(c)	77,073	621,208
Alico, Inc.(c)	8,108	285,483
B&G Foods, Inc.(c)	254,845	1,019,380
BellRing Brands, Inc.(b)	28,224	850,389
Beyond Meat, Inc.(b)	167,170	276,666
Boston Beer Co., Inc. (The), Class A(b)(c)	16,057	3,323,638
Calavo Growers, Inc.(c)	34,460	765,357
Cal-Maine Foods, Inc.	16,612	1,458,534
Celsius Holdings, Inc.(b)	13,840	833,583
Central Garden & Pet Co., Class A(b)(c)	85,561	2,379,451
Chefs’ Warehouse, Inc. (The)(b)	37,450	2,209,550
Coca-Cola Consolidated, Inc.	39,225	5,114,156
Coty, Inc., Class A(b)(c)	907,193	3,601,556
Dole PLC	65,745	837,591
e.l.f. Beauty, Inc.(b)(c)	18,930	2,312,110
Edgewell Personal Care Co.(c)	90,963	1,763,773
Energizer Holdings, Inc.(c)	129,184	3,000,944
Fresh Del Monte Produce, Inc.	31,220	1,103,627
Freshpet, Inc.(b)(c)	22,114	1,088,230
Grocery Outlet Holding Corp.(b)(c)	276,706	3,765,969
Hain Celestial Group, Inc. (The)(b)	89,495	103,814
Herbalife Ltd.(b)(c)	241,965	1,935,720
Honest Co., Inc. (The)(b)(c)	79,125	269,816
Ingles Markets, Inc., Class A	11,500	794,650
Interparfums, Inc.(c)	14,096	1,256,658
J&J Snack Foods Corp.	19,677	1,665,658
John B. Sanfilippo & Son, Inc.	12,798	803,458
Lifevantage Corp.(c)	18,166	148,780
Limoneira Co.(c)	12,608	178,151
Marzetti Co. (The)	22,113	3,467,097
Medifast, Inc.(b)(c)	37,692	453,058
MGP Ingredients, Inc.(c)	40,360	976,712
Mission Produce, Inc.(b)(c)	55,636	640,927
National Beverage Corp.(b)(c)	26,435	905,927
Natural Grocers by Vitamin Cottage, Inc.(c)	18,758	601,944
Nature’s Sunshine Products, Inc.(b)(c)	11,588	156,206
Oil-Dri Corp.of America	7,141	395,540
Olaplex Holdings, Inc.(b)(c)	51,830	53,903
Pilgrim’s Pride Corp.(c)	84,585	3,222,689
PriceSmart, Inc.	10,930	1,256,294
Reynolds Consumer Products, Inc.	97,555	2,384,244
Seaboard Corp.	249	839,125
Seneca Foods Corp., Class A(b)(c)	10,002	1,078,566
Simply Good Foods Co. (The)(b)(c)	101,479	1,985,944
Tootsie Roll Industries, Inc.(c)	14,259	503,200
Turning Point Brands, Inc.	17,064	1,534,054
USANA Health Sciences, Inc.(b)	27,378	579,045
Utz Brands, Inc.(c)	63,318	666,739
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Village Super Market, Inc., Class A(c)	8,748	$274,425
Vita Coco Co., Inc. (The)(b)(c)	15,780	649,820
Vital Farms, Inc.(b)(c)	16,164	530,987
WD-40 Co.	8,877	1,724,624
Weis Markets, Inc.(c)	24,522	1,553,224
		70,202,194
Energy-4.60%
Amplify Energy Corp.(b)(c)	75,699	343,673
Archrock, Inc.	191,152	4,830,411
Ardmore Shipping Corp. (Ireland)(c)	14,930	187,969
Atlas Energy Solutions, Inc.(c)	80,266	993,693
Berry Corp.(c)	188,110	633,931
BKV Corp. (Thailand)(b)(c)	28,098	662,832
Bristow Group, Inc.(b)(c)	31,211	1,270,288
Cactus, Inc., Class A(c)	52,025	2,297,944
Calumet, Inc.(b)(c)	41,157	805,031
Clean Energy Fuels Corp.(b)	347,253	993,144
Comstock Resources, Inc.(b)(c)	148,842	2,790,787
Core Laboratories, Inc.	80,310	1,280,141
Core Natural Resources, Inc.(c)	12,127	958,033
Crescent Energy Co., Class A(c)	418,537	3,528,267
CVR Energy, Inc.(b)(c)	152,208	5,417,083
DHT Holdings, Inc.	54,854	728,461
DMC Global, Inc.(b)(c)	32,179	259,363
Dorian LPG Ltd.	94,789	2,734,663
Evolution Petroleum Corp.(c)	34,535	151,263
Excelerate Energy, Inc., Class A(c)	9,606	248,891
Expro Group Holdings N.V.(b)(c)	170,604	2,316,802
Forum Energy Technologies, Inc.(b)(c)	12,459	333,652
FutureFuel Corp.(c)	70,817	278,311
GeoPark Ltd. (Colombia)(c)	28,184	228,009
Gevo, Inc.(b)(c)	502,193	1,175,132
Golar LNG Ltd. (Cameroon)(c)	35,694	1,465,239
Gran Tierra Energy, Inc. (Colombia)(b)(c)	69,790	239,380
Granite Ridge Resources, Inc.(c)	70,544	372,472
Green Plains, Inc.(b)(c)	203,575	2,092,751
Gulfport Energy Corp.(b)(c)	24,701	4,594,633
Helix Energy Solutions Group, Inc.(b)	287,027	1,928,821
HighPeak Energy, Inc.(c)	38,432	255,573
Innovex International, Inc.(b)(c)	48,201	967,394
International Seaways, Inc.(c)	101,168	5,182,837
Kinetik Holdings, Inc., Class A(c)	8,090	311,546
KLX Energy Services Holdings, Inc.(b)(c)	7,749	14,491
Kodiak Gas Services, Inc.	43,809	1,615,676
Kosmos Energy Ltd. (Ghana)(b)	1,328,119	2,085,147
Liberty Energy, Inc., Class A(c)	44,936	813,791
Magnolia Oil & Gas Corp., Class A	42,847	962,344
Nabors Industries Ltd.(b)(c)	58,620	2,844,242
NACCO Industries, Inc., Class A	1,183	50,017
National Energy Services Reunited Corp.(b)(c)	37,695	475,711
Natural Gas Services Group, Inc.(c)	13,827	384,944
Navigator Holdings Ltd.(c)	50,060	822,986
New Fortress Energy, Inc.(b)(c)	606,991	783,018
Nine Energy Service, Inc.(b)(c)	34,290	19,089
Noble Corp. PLC(c)	29,490	865,531
Nordic American Tankers Ltd.(c)	64,699	238,092
Northern Oil and Gas, Inc.(c)	169,617	3,753,624
Oceaneering International, Inc.(b)(c)	129,946	3,026,442
	Shares	Value
Energy-(continued)
Oil States International, Inc.(b)(c)	137,526	$821,030
Par Pacific Holdings, Inc.(b)	141,738	5,666,685
Patterson-UTI Energy, Inc.	77,789	487,737
Permian Resources Corp.	56,964	715,468
ProFrac Holding Corp., Class A(b)(c)	10,289	56,281
ProPetro Holding Corp.(b)(c)	279,397	2,900,141
Ranger Energy Services, Inc., Class A	26,767	367,779
REX American Resources Corp.(b)(c)	42,029	1,346,189
Riley Exploration Permian, Inc.(c)	12,880	335,138
Ring Energy, Inc.(b)	384,167	366,841
RPC, Inc.(c)	226,639	1,178,523
SandRidge Energy, Inc.(c)	46,506	553,886
Scorpio Tankers, Inc. (Monaco)	14,462	892,305
SEACOR Marine Holdings, Inc.(b)(c)	28,143	178,989
Select Water Solutions, Inc., Class A	165,156	1,909,203
SFL Corp. Ltd. (Norway)(c)	74,162	553,249
Solaris Energy Infrastructure, Inc., Class B(c)	36,432	1,939,275
StealthGas, Inc. (Greece)(b)	24,902	170,579
Summit Midstream Corp.(b)(c)	9,314	204,163
Talos Energy, Inc.(b)(c)	329,023	3,227,716
Teekay Corp. Ltd. (Bermuda)(c)	49,203	473,333
Teekay Tankers Ltd., Class A (Canada)	6,495	396,195
TETRA Technologies, Inc.(b)(c)	189,526	1,338,054
Texas Pacific Land Corp.	4,986	4,703,693
Tidewater, Inc.(b)(c)	38,926	1,969,266
Tsakos Energy Navigation Ltd. (Greece)	18,144	442,351
Uranium Energy Corp.(b)(c)	87,204	1,319,396
VAALCO Energy, Inc.(c)	155,918	612,758
Valaris Ltd.(b)(c)	80,831	4,536,236
Viper Energy, Inc., Class A(c)	49,839	1,871,953
Vital Energy, Inc.(b)(c)	150,585	2,365,690
Vitesse Energy, Inc.(c)	45,939	999,173
W&T Offshore, Inc.(c)	273,894	575,177
Weatherford International PLC	10,338	761,807
		117,849,824
Financials-15.78%
1st Source Corp.	17,212	1,023,081
Acadian Asset Management, Inc.	45,640	2,195,284
ACNB Corp.(c)	6,715	303,384
Adamas Trust, Inc.(c)	178,094	1,187,887
Advanced Flower Capital, Inc.(c)	11,652	37,869
Affirm Holdings, Inc.(b)(c)	46,810	3,364,703
AG Mortgage Investment Trust, Inc.(c)	42,676	304,707
Alerus Financial Corp.(c)	15,763	332,915
Amalgamated Financial Corp.	23,864	650,533
Ambac Financial Group, Inc.(b)(c)	130,006	1,067,349
Amerant Bancorp, Inc.	35,667	598,136
Ameris Bancorp	52,172	3,736,559
AMERISAFE, Inc.	26,446	1,059,956
Ames National Corp.(c)	1,931	40,281
Angel Oak Mortgage REIT, Inc.(c)	11,306	102,545
Apollo Commercial Real Estate Finance, Inc.	125,459	1,228,244
Ares Commercial Real Estate Corp.(c)	119,870	534,620
ARMOUR Residential REIT, Inc.	76,661	1,243,441
Arrow Financial Corp.(c)	12,517	349,099
Artisan Partners Asset Management, Inc., Class A(c)	66,466	2,901,906
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Atlantic Union Bankshares Corp., Class B(c)	216,298	$7,034,011
Atlanticus Holdings Corp.(b)(c)	6,070	334,518
Axos Financial, Inc.(b)	58,726	4,579,453
B. Riley Financial, Inc.(b)(c)	152,275	761,375
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	15,724	347,500
Banc of California, Inc.	176,942	3,002,706
BancFirst Corp.	17,697	1,926,495
Bancorp, Inc. (The)(b)(c)	37,590	2,457,258
Bank First Corp.(c)	6,153	751,404
Bank of Hawaii Corp.	64,303	4,175,194
Bank of Marin Bancorp	16,544	426,008
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	27,319	1,263,777
BankFinancial Corp.	2,986	32,995
Bankwell Financial Group, Inc.	2,129	92,292
Banner Corp.	45,905	2,772,203
Bar Harbor Bankshares	10,173	298,374
BayCom Corp.	2,999	81,753
BCB Bancorp, Inc.	7,585	60,225
Beacon Financial Corp.(c)	123,139	2,997,203
BGC Group, Inc., Class A	343,603	3,140,531
Blue Foundry Bancorp(b)(c)	8,911	73,427
Blue Owl Capital, Inc.(c)	53,511	843,868
BOK Financial Corp.(c)	24,369	2,548,510
Bridgewater Bancshares, Inc.(b)	18,589	305,975
BrightSpire Capital, Inc.(c)	186,095	960,250
Burke & Herbert Financial Services Corp.	5,078	298,891
Business First Bancshares, Inc.(c)	20,824	510,604
Byline Bancorp, Inc.	29,312	783,803
C&F Financial Corp.	1,409	96,390
Camden National Corp.(c)	15,938	608,035
Cannae Holdings, Inc.	40,677	727,305
Cantaloupe, Inc.(b)(c)	34,305	362,261
Capital City Bank Group, Inc.(c)	8,559	332,945
Capitol Federal Financial, Inc.	226,963	1,370,857
Carter Bankshares, Inc.(b)	15,547	265,543
Cass Information Systems, Inc.	10,093	398,976
Central Pacific Financial Corp.	37,563	1,070,921
Chemung Financial Corp.	1,471	74,536
Cherry Hill Mortgage Investment Corp.	24,078	57,065
Chicago Atlantic Real Estate Finance, Inc.	15,439	198,546
ChoiceOne Financial Services, Inc.(c)	8,944	256,156
Citizens & Northern Corp.	4,058	78,563
Citizens Financial Services, Inc.	3,567	195,436
City Holding Co.(c)	13,135	1,548,354
Civista Bancshares, Inc.	7,139	153,703
Claros Mortgage Trust, Inc.(b)(c)	127,164	406,925
CNA Financial Corp.(c)	56,805	2,530,663
CNB Financial Corp.(c)	20,147	495,616
Coastal Financial Corp.(b)(c)	8,513	906,634
Cohen & Steers, Inc.(c)	29,863	2,040,240
Colony Bankcorp, Inc.	7,043	112,618
Columbia Financial, Inc.(b)(c)	22,745	335,489
Community Financial System, Inc.(c)	52,376	2,905,820
Community Trust Bancorp, Inc.	13,324	682,122
Community West Bancshares, Class B	10,128	214,511
Compass Diversified Holdings	28,135	179,501
ConnectOne Bancorp, Inc.(c)	64,059	1,541,260
	Shares	Value
Financials-(continued)
Crawford & Co., Class A(c)	15,780	$170,897
Credit Acceptance Corp.(b)(c)	10,961	4,903,294
Customers Bancorp, Inc.(b)	52,386	3,516,148
CVB Financial Corp.	159,587	2,931,613
Diamond Hill Investment Group, Inc.	3,919	503,004
DigitalBridge Group, Inc.(c)	313,953	3,714,064
Dime Community Bancshares, Inc., Class B	55,987	1,469,659
Dlocal Ltd. (Uruguay)(c)	4,074	59,684
Donegal Group, Inc., Class A	21,054	394,762
Donnelley Financial Solutions, Inc.(b)(c)	34,019	1,563,173
Dynex Capital, Inc.(c)	156,250	2,068,750
Eagle Bancorp, Inc.	72,510	1,214,542
Eastern Bankshares, Inc.(c)	226,570	3,971,772
eHealth, Inc.(b)(c)	73,666	382,327
Ellington Financial, Inc.	133,770	1,781,816
Employers Holdings, Inc.	32,866	1,253,181
Enact Holdings, Inc.(c)	41,004	1,464,663
Encore Capital Group, Inc.(b)(c)	47,632	1,980,539
Enova International, Inc.(b)	49,073	5,867,659
Enterprise Financial Services Corp.	35,607	1,864,739
Equity Bancshares, Inc., Class A(c)	12,991	526,265
Erie Indemnity Co., Class A(c)	11,693	3,421,840
Esquire Financial Holdings, Inc.	1,781	167,058
EVERTEC, Inc.	11,164	317,839
EZCORP, Inc., Class A(b)(c)	93,976	1,715,062
F&G Annuities & Life, Inc.(c)	24,511	726,751
Farmers & Merchants Bancorp, Inc.	2,497	59,678
Farmers National Banc Corp.(c)	22,194	288,078
FB Financial Corp.	43,536	2,351,379
Federal Agricultural Mortgage Corp., Class C(c)	8,408	1,333,845
Fidelis Insurance Holdings Ltd. (United Kingdom)	9,738	175,089
Financial Institutions, Inc.	24,112	685,504
First Bancorp	54,148	1,055,345
First Bancorp, Inc. (The)	2,799	69,387
First Bancorp/Southern Pines NC(c)	39,305	1,907,865
First Bank	12,329	192,579
First Busey Corp.	105,927	2,368,528
First Business Financial Services, Inc.	4,206	212,866
First Commonwealth Financial Corp.	119,920	1,833,577
First Community Bankshares, Inc.	9,875	319,357
First Financial Bancorp	48,749	1,141,214
First Financial Bankshares, Inc.(c)	84,847	2,620,924
First Financial Corp.	12,766	680,683
First Foundation, Inc.(b)(c)	139,154	756,998
First Internet Bancorp	9,268	164,414
First Merchants Corp.(c)	58,775	2,085,337
First Mid Bancshares, Inc.	16,101	575,289
First United Corp.	3,600	124,308
FirstCash Holdings, Inc.	8,608	1,364,368
FirstSun Capital Bancorp(b)(c)	9,843	335,056
Five Star Bancorp(c)	5,571	197,826
Flushing Financial Corp.(c)	50,244	686,835
Flywire Corp.(b)	84,000	1,118,880
Franklin BSP Realty Trust, Inc.(c)	101,131	1,025,468
Freedom Holding Corp. (Kazakhstan)(b)(c)	1,726	265,217
FS Bancorp, Inc.	4,409	170,584
Fulton Financial Corp.	174,025	3,022,814
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
GCM Grosvenor, Inc., Class A(c)	43,653	$502,446
German American Bancorp, Inc.	22,829	879,830
Granite Point Mortgage Trust, Inc.	118,762	318,282
Great Southern Bancorp, Inc.	8,715	485,425
Green Dot Corp., Class A(b)(c)	143,966	1,671,445
Greenlight Capital Re Ltd., Class A(b)(c)	11,270	136,592
Guild Holdings Co.	2,661	52,901
HA Sustainable Infrastructure Capital, Inc.(c)	24,467	677,981
Hamilton Lane, Inc., Class A	11,639	1,326,380
Hanmi Financial Corp.(c)	45,891	1,211,522
HarborOne Bancorp, Inc.(c)	46,151	558,427
HBT Financial, Inc.(c)	7,951	193,925
HCI Group, Inc.	5,769	1,176,934
Heritage Commerce Corp.(c)	88,728	922,771
Heritage Financial Corp.	44,957	997,596
Heritage Insurance Holdings, Inc.(b)(c)	36,677	866,678
Hilltop Holdings, Inc.	74,236	2,397,823
Hingham Institution for Savings (The)	2,519	741,241
Hippo Holdings, Inc.(b)(c)	7,604	279,675
Home Bancorp, Inc.(c)	3,221	171,196
HomeTrust Bancshares, Inc.	9,581	376,629
Hope Bancorp, Inc.	198,906	2,086,524
Horace Mann Educators Corp.	50,272	2,247,661
Horizon Bancorp, Inc.(c)	41,781	651,784
Houlihan Lokey, Inc.	7,557	1,353,308
Independent Bank Corp.	41,693	2,805,522
Independent Bank Corp.	22,064	666,774
Interactive Brokers Group, Inc., Class A	66,302	4,665,009
International Bancshares Corp.	47,098	3,126,365
International General Insurance Holdings Ltd. (Jordan)(c)	8,016	170,741
International Money Express, Inc.(b)	39,434	587,172
Invesco Mortgage Capital, Inc.(c)(e)	61,878	465,941
Investar Holding Corp.	3,711	88,173
Investors Title Co.(c)	1,948	503,733
James River Group Holdings Ltd.	41,237	210,309
Kearny Financial Corp.	88,327	564,410
Kinsale Capital Group, Inc.	5,035	2,011,331
KKR Real Estate Finance Trust, Inc.(c)	137,082	1,115,847
Ladder Capital Corp.(c)	174,739	1,846,991
Lakeland Financial Corp.(c)	25,321	1,444,563
LCNB Corp.	2,465	37,862
Lemonade, Inc.(b)(c)	25,485	1,531,139
LendingClub Corp.(b)	218,751	3,804,080
LendingTree, Inc.(b)(c)	26,122	1,671,808
Live Oak Bancshares, Inc.	36,574	1,138,914
loanDepot, Inc., Class A(b)(c)	121,955	368,304
MarketAxess Holdings, Inc.(c)	26,190	4,191,971
Marqeta, Inc., Class A(b)(c)	478,474	2,167,487
MBIA, Inc.(b)(c)	35,176	240,252
Mechanics Bancorp(b)(c)	35,557	476,108
Medallion Financial Corp.	14,827	145,749
Mercantile Bank Corp.	16,409	719,535
Merchants Bancorp(c)	24,038	749,745
Mercury General Corp.(c)	58,115	4,492,289
Meridian Corp.	6,568	93,857
MetroCity Bankshares, Inc.	8,502	217,736
Metropolitan Bank Holding Corp.	17,074	1,131,494
MFA Financial, Inc.(c)	137,299	1,234,318
	Shares	Value
Financials-(continued)
Mid Penn Bancorp, Inc.(c)	15,041	$427,916
Middlefield Banc Corp.	994	32,404
Midland States Bancorp, Inc.(c)	22,945	335,915
MidWestOne Financial Group, Inc.	16,512	610,779
Morningstar, Inc.	13,581	2,883,246
MVB Financial Corp.(c)	7,963	203,694
National Bank Holdings Corp., Class A	43,830	1,562,978
National Bankshares, Inc.(c)	3,808	109,023
NB Bancorp, Inc.	28,937	522,892
NBT Bancorp, Inc.(c)	47,991	1,942,196
Nelnet, Inc., Class A(c)	13,902	1,794,053
NerdWallet, Inc., Class A(b)(c)	55,523	647,953
NewtekOne, Inc.(c)	33,873	352,279
Nexpoint Real Estate Finance, Inc.(c)	4,813	62,762
Nicolet Bankshares, Inc.(c)	12,382	1,462,809
NMI Holdings, Inc., Class A(b)(c)	91,045	3,316,769
Northeast Bank	6,812	587,739
Northeast Community Bancorp, Inc.(c)	10,733	210,796
Northfield Bancorp, Inc.	50,583	516,958
Northrim BanCorp, Inc.	29,602	650,652
Northwest Bancshares, Inc.	179,967	2,107,414
Norwood Financial Corp.	2,294	61,043
NU Holdings Ltd., Class A (Brazil)(b)	102,737	1,655,093
OceanFirst Financial Corp.	79,053	1,437,184
OFG Bancorp	16,357	632,362
Old Second Bancorp, Inc.	41,083	737,440
Onity Group, Inc.(b)(c)	5,043	188,961
Open Lending Corp., Class A(b)(c)	229,771	436,565
Oportun Financial Corp.(b)(c)	82,641	440,477
Oppenheimer Holdings, Inc., Class A	4,532	316,152
Orange County Bancorp, Inc.(c)	3,626	88,656
Orchid Island Capital, Inc.	158,735	1,147,654
Origin Bancorp, Inc.	29,030	1,006,180
Orrstown Financial Services, Inc.	22,786	758,318
Oscar Health, Inc., Class A(b)(c)	119,329	2,147,922
P10, Inc., Class A(c)	26,499	269,230
Pagseguro Digital Ltd., Class A (Brazil)(c)	79,972	766,931
Palomar Holdings, Inc.(b)(c)	8,075	920,631
Park National Corp.(c)	12,232	1,861,588
Parke Bancorp, Inc.	2,626	56,748
Pathward Financial, Inc.	25,722	1,750,639
Patria Investments Ltd., Class A (Cayman Islands)(c)	7,569	110,280
Paymentus Holdings, Inc., Class A(b)	9,058	259,059
Payoneer Global, Inc.(b)	163,078	944,222
Paysafe Ltd.(b)(c)	56,100	617,661
PCB Bancorp(c)	3,652	76,948
Peapack-Gladstone Financial Corp.(c)	19,595	495,753
PennyMac Mortgage Investment Trust	100,536	1,210,453
Peoples Bancorp, Inc.	33,214	949,920
Peoples Financial Services Corp.	4,906	218,513
Perella Weinberg Partners(c)	29,619	553,283
Piper Sandler Cos.	17,564	5,607,483
PJT Partners, Inc., Class A	11,026	1,776,399
PRA Group, Inc.(b)	63,908	876,179
Preferred Bank	17,279	1,559,430
Primis Financial Corp.	21,083	229,488
ProAssurance Corp.(b)(c)	94,926	2,273,478
PROG Holdings, Inc.(c)	25,121	726,751
Provident Financial Services, Inc.	162,416	2,970,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
QCR Holdings, Inc.(c)	17,584	$1,308,074
RBB Bancorp(c)	13,842	257,876
Ready Capital Corp.(c)	341,664	1,001,076
Red River Bancshares, Inc.(c)	1,802	119,040
Redwood Trust, Inc.(c)	211,177	1,121,350
Regional Management Corp.(c)	9,536	375,242
Remitly Global, Inc.(b)(c)	58,846	943,890
Renasant Corp.	127,236	4,278,947
Repay Holdings Corp., Class A(b)(c)	152,781	655,430
Republic Bancorp, Inc., Class A(c)	6,542	431,118
Rithm Property Trust, Inc.	45,232	120,769
RLI Corp.	64,317	3,792,130
Rocket Cos., Inc., Class A	226,552	3,774,356
Ryan Specialty Holdings, Inc., Class A(c)	17,958	984,098
S&T Bancorp, Inc.(c)	38,116	1,396,570
Safety Insurance Group, Inc.	14,091	968,474
Seacoast Banking Corp. of Florida(c)	82,779	2,508,204
Security National Financial Corp., Class A(b)(c)	4,647	37,037
Selectquote, Inc.(b)	192,410	400,213
ServisFirst Bancshares, Inc.(c)	36,583	2,570,687
Seven Hills Realty Trust(c)	7,310	69,153
Shift4 Payments, Inc., Class A(b)(c)	15,264	1,054,742
Shore Bancshares, Inc.	27,224	424,967
Sierra Bancorp	4,725	135,986
SiriusPoint Ltd. (Sweden)(b)	35,397	644,225
Skyward Specialty Insurance Group, Inc.(b)	20,142	918,274
SmartFinancial, Inc.	11,306	395,371
SoFi Technologies, Inc.(b)(c)	260,216	7,723,211
South Plains Financial, Inc.	8,234	300,541
Southern First Bancshares, Inc.(b)(c)	6,496	284,785
Southern Missouri Bancorp, Inc.	7,123	373,530
Southside Bancshares, Inc.(c)	30,329	852,851
Stellar Bancorp, Inc.(c)	42,728	1,257,485
StepStone Group, Inc., Class A	19,797	1,205,241
Stewart Information Services Corp.(c)	39,379	2,688,404
Stock Yards Bancorp, Inc.(c)	21,358	1,388,697
StoneX Group, Inc.(b)(c)	15,775	1,450,038
Sunrise Realty Trust, Inc.(c)	7,860	77,657
Texas Capital Bancshares, Inc.(b)(c)	49,747	4,170,788
TFS Financial Corp.(c)	50,465	671,184
Third Coast Bancshares, Inc.(b)(c)	8,250	303,188
Timberland Bancorp, Inc.	1,298	41,692
Tiptree, Inc.(c)	24,866	440,377
Toast, Inc., Class A(b)	98,608	3,563,693
Tompkins Financial Corp.	13,903	882,284
Towne Bank	59,764	1,942,928
TPG RE Finance Trust, Inc.(c)	131,518	1,137,631
TPG, Inc.	48,702	2,680,558
Tradeweb Markets, Inc., Class A	41,004	4,321,412
TriCo Bancshares(c)	24,458	1,081,777
Triumph Financial, Inc.(b)(c)	29,942	1,630,641
Trupanion, Inc.(b)(c)	25,603	1,023,864
TrustCo Bank Corp.(c)	21,256	801,564
Trustmark Corp.(c)	69,303	2,579,458
Two Harbors Investment Corp.(c)	277,319	2,695,541
UMB Financial Corp.	43,682	4,668,732
United Community Banks, Inc.(c)	85,114	2,485,329
United Fire Group, Inc.	24,156	730,236
	Shares	Value
Financials-(continued)
Unity Bancorp, Inc.(c)	8,566	$388,982
Universal Insurance Holdings, Inc.	42,549	1,311,360
Univest Financial Corp.(c)	30,357	891,282
Upstart Holdings, Inc.(b)(c)	33,855	1,608,790
UWM Holdings Corp.	84,993	478,511
Victory Capital Holdings, Inc., Class A(c)	45,470	2,831,417
Virtu Financial, Inc., Class A	62,186	2,166,560
Virtus Investment Partners, Inc.	9,223	1,501,689
WaFd, Inc.	100,273	2,910,925
Walker & Dunlop, Inc.	39,021	3,118,558
Washington Trust Bancorp, Inc.(c)	33,418	910,306
Waterstone Financial, Inc.(c)	14,989	229,332
WesBanco, Inc.	115,241	3,468,754
West Bancorporation, Inc.	3,608	76,742
Westamerica Bancorporation	26,003	1,239,043
Western New England Bancorp, Inc.(c)	7,400	84,138
Westwood Holdings Group, Inc.	1,806	30,251
White Mountains Insurance Group Ltd.(c)	569	1,083,695
WisdomTree, Inc.(c)	137,431	1,643,675
World Acceptance Corp.(b)	7,249	924,030
WSFS Financial Corp.	57,947	3,018,459
		403,916,996
Health Care-15.72%
10X Genomics, Inc., Class A(b)(c)	200,934	2,740,740
4D Molecular Therapeutics, Inc.(b)(c)	75,347	866,490
Acadia Pharmaceuticals, Inc.(b)(c)	114,079	2,589,593
Accuray, Inc.(b)	118,991	167,777
Aclaris Therapeutics, Inc.(b)(c)	88,995	224,267
AdaptHealth Corp.(b)(c)	264,880	2,381,271
Adaptive Biotechnologies Corp.(b)(c)	139,509	2,421,876
Addus HomeCare Corp.(b)(c)	21,146	2,471,756
agilon health, inc.(b)	573,508	456,799
Agios Pharmaceuticals, Inc.(b)(c)	91,008	3,935,186
Akebia Therapeutics, Inc.(b)(c)	325,924	720,292
Akero Therapeutics, Inc.(b)(c)	22,065	1,195,923
Aldeyra Therapeutics, Inc.(b)(c)	82,010	415,791
Alector, Inc.(b)	81,816	120,270
Alignment Healthcare, Inc.(b)	48,274	813,900
Alkermes PLC(b)(c)	14,750	452,825
Allogene Therapeutics, Inc.(b)(c)	379,092	470,074
Alnylam Pharmaceuticals, Inc.(b)	797	363,464
Altimmune, Inc.(b)(c)	105,607	427,708
Alumis, Inc.(b)(c)	95,552	453,872
Alvotech S.A. (Luxembourg)(b)(c)	34,167	261,378
American Well Corp., Class A(b)	14,393	75,131
Amicus Therapeutics, Inc.(b)	269,623	2,434,696
Amneal Pharmaceuticals, Inc.(b)	206,330	2,232,491
Amphastar Pharmaceuticals, Inc.(b)(c)	48,551	1,238,050
Amylyx Pharmaceuticals, Inc.(b)(c)	104,644	1,457,691
AnaptysBio, Inc.(b)(c)	28,687	1,049,370
AngioDynamics, Inc.(b)(c)	87,638	1,054,285
ANI Pharmaceuticals, Inc.(b)	13,606	1,232,704
Anika Therapeutics, Inc.(b)	13,728	133,848
Annexon, Inc.(b)(c)	168,688	533,054
Apellis Pharmaceuticals, Inc.(b)(c)	89,549	1,922,617
Apogee Therapeutics, Inc.(b)	8,979	508,122
Arbutus Biopharma Corp.(b)(c)	99,816	472,130
Arcellx, Inc.(b)(c)	11,898	1,073,794
Arcturus Therapeutics Holdings, Inc.(b)(c)	49,288	491,401
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Arcus Biosciences, Inc.(b)(c)	112,662	$2,221,695
Arcutis Biotherapeutics, Inc.(b)(c)	53,565	1,355,730
Ardelyx, Inc.(b)	110,049	666,897
Ardent Health, Inc.(b)(c)	42,027	611,913
Arrowhead Pharmaceuticals, Inc.(b)(c)	107,177	4,543,233
Artivion, Inc.(b)	30,351	1,377,025
Arvinas, Inc.(b)	192,391	1,950,845
Assertio Holdings, Inc.(b)(c)	133,345	99,262
Astrana Health, Inc.(b)(c)	45,244	1,412,065
Atea Pharmaceuticals, Inc.(b)(c)	86,375	280,719
AtriCure, Inc.(b)(c)	34,998	1,209,181
Aurinia Pharmaceuticals, Inc. (Canada)(b)	18,307	241,103
Avanos Medical, Inc.(b)	83,277	925,207
Avidity Biosciences, Inc.(b)(c)	39,297	2,744,895
Axogen, Inc.(b)	24,982	555,100
Axsome Therapeutics, Inc.(b)	4,403	594,361
Azenta, Inc.(b)(c)	99,052	2,991,370
Beam Therapeutics, Inc.(b)(c)	115,560	2,890,156
BioCryst Pharmaceuticals, Inc.(b)(c)	126,621	926,866
Biohaven Ltd.(b)(c)	75,170	1,292,924
BioLife Solutions, Inc.(b)(c)	24,201	674,482
Bio-Techne Corp.(c)	104,126	6,515,164
Black Diamond Therapeutics, Inc.(b)(c)	95,157	368,258
BridgeBio Pharma, Inc.(b)(c)	50,912	3,189,128
BrightSpring Health Services, Inc.(b)	51,150	1,690,507
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)(f)	23,541	0
Brookdale Senior Living, Inc.(b)	455,564	4,223,078
Bruker Corp.(c)	9,082	353,653
Butterfly Network, Inc.(b)(c)	195,732	526,519
C4 Therapeutics, Inc.(b)(c)	188,788	492,737
Cabaletta Bio, Inc.(b)	122,558	442,434
CareDx, Inc.(b)	75,596	1,133,940
Caribou Biosciences, Inc.(b)(c)	12,185	29,488
Castle Biosciences, Inc.(b)(c)	36,505	930,877
Catalyst Pharmaceuticals, Inc.(b)(c)	55,574	1,182,059
Celldex Therapeutics, Inc.(b)(c)	40,121	1,072,434
Certara, Inc.(b)(c)	109,786	1,276,811
Cerus Corp.(b)	146,878	215,911
Chemed Corp.	1,586	684,042
Chinook Therapeutics, Inc.(b)(c)(f)	14,882	0
Cidara Therapeutics, Inc.(b)	11,735	1,281,931
Claritev Corp.(b)(c)	16,784	1,092,638
Clover Health Investments Corp.(b)(c)	724,768	2,558,431
Codexis, Inc.(b)(c)	80,286	190,278
Cogent Biosciences, Inc.(b)	93,060	1,516,878
Coherus Oncology, Inc.(b)(c)	231,488	388,900
Collegium Pharmaceutical, Inc.(b)(c)	40,148	1,445,328
Community Health Systems, Inc.(b)(c)	540,824	2,098,397
Concentra Group Holdings Parent, Inc.(c)	87,877	1,750,510
CONMED Corp.(c)	52,881	2,326,764
Corcept Therapeutics, Inc.(b)	53,261	3,913,086
CorVel Corp.(b)(c)	11,947	883,481
Crinetics Pharmaceuticals, Inc.(b)(c)	35,100	1,526,850
CRISPR Therapeutics AG (Switzerland)(b)(c)	6,750	431,932
Cross Country Healthcare, Inc.(b)	72,094	883,872
CryoPort, Inc.(b)(c)	53,524	494,562
Cullinan Therapeutics, Inc.(b)(c)	53,730	465,302
Cytek Biosciences, Inc.(b)(c)	117,363	457,716
	Shares	Value
Health Care-(continued)
Cytokinetics, Inc.(b)(c)	33,087	$2,104,002
Day One Biopharmaceuticals, Inc.(b)(c)	62,182	462,634
Definitive Healthcare Corp.(b)	73,298	203,035
Denali Therapeutics, Inc.(b)(c)	163,020	2,653,966
Dianthus Therapeutics, Inc.(b)(c)	16,587	580,213
Disc Medicine, Inc.(b)(c)	6,646	573,018
DocGo, Inc.(b)(c)	107,797	117,499
Doximity, Inc., Class A(b)(c)	25,683	1,695,078
Dynavax Technologies Corp.(b)(c)	128,040	1,313,690
Dyne Therapeutics, Inc.(b)(c)	51,149	1,154,944
Edgewise Therapeutics, Inc.(b)(c)	26,138	477,803
Editas Medicine, Inc.(b)(c)	12,271	37,795
Embecta Corp.	101,984	1,360,467
Emergent BioSolutions, Inc.(b)(c)	350,442	4,373,516
Enanta Pharmaceuticals, Inc.(b)(c)	46,381	508,336
Enhabit, Inc.(b)	107,692	875,536
Ensign Group, Inc. (The)(c)	36,842	6,635,244
Entrada Therapeutics, Inc.(b)(c)	16,949	117,796
Erasca, Inc.(b)	165,221	399,835
Esperion Therapeutics, Inc.(b)(c)	497,600	1,477,872
Evolent Health, Inc., Class A(b)(c)	231,649	1,545,099
Exact Sciences Corp.(b)(c)	17,834	1,153,681
EyePoint Pharmaceuticals, Inc.(b)(c)	64,066	838,624
Fate Therapeutics, Inc.(b)(c)	234,097	316,031
Fulcrum Therapeutics, Inc.(b)(c)	67,099	587,116
Fulgent Genetics, Inc.(b)(c)	55,559	1,247,300
GeneDx Holdings Corp.(b)(c)	5,582	764,232
Geron Corp.(b)	447,712	564,117
Ginkgo Bioworks Holdings, Inc.(b)	190,806	2,478,570
Glaukos Corp.(b)(c)	14,334	1,262,395
Globus Medical, Inc., Class A(b)	14,741	890,209
GoodRx Holdings, Inc., Class A(b)(c)	105,273	354,770
Gossamer Bio., Inc.(b)	219,934	538,838
GRAIL, Inc.(b)(c)	98,148	9,022,746
Guardant Health, Inc.(b)	39,015	3,629,175
Haemonetics Corp.(b)(c)	64,090	3,205,141
Halozyme Therapeutics, Inc.(b)	59,937	3,907,293
Harmony Biosciences Holdings, Inc.(b)(c)	28,936	826,702
Health Catalyst, Inc.(b)(c)	90,842	293,420
HealthEquity, Inc.(b)	50,938	4,817,716
HealthStream, Inc.(c)	21,443	527,498
Heron Therapeutics, Inc.(b)(c)	157,513	182,715
Hims & Hers Health, Inc.(b)(c)	19,041	865,604
ICU Medical, Inc.(b)(c)	36,106	4,335,970
Ideaya Biosciences, Inc.(b)(c)	46,875	1,493,437
Immunovant, Inc.(b)(c)	30,564	754,320
Inhibrx Biosciences, Inc.(b)(c)	11,970	977,470
Inmode Ltd.(b)	12,981	191,729
Innoviva, Inc.(b)(c)	100,646	1,831,757
Inogen, Inc.(b)(c)	43,809	360,986
Inotiv, Inc.(b)(c)	79,296	105,464
Insmed, Inc.(b)	25,802	4,892,059
Inspire Medical Systems, Inc.(b)(c)	11,234	809,747
Insulet Corp.(b)	11,312	3,540,769
Integer Holdings Corp.(b)	38,896	2,511,515
Integra LifeSciences Holdings Corp.(b)(c)	120,241	1,444,094
Intellia Therapeutics, Inc.(b)(c)	265,810	3,354,522
Invivyd, Inc.(b)	174,828	307,697
Ionis Pharmaceuticals, Inc.(b)(c)	151,286	11,240,550
Iovance Biotherapeutics, Inc.(b)(c)	754,710	1,486,779
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
iRhythm Technologies, Inc.(b)(c)	7,073	$1,324,773
Ironwood Pharmaceuticals, Inc.(b)	299,507	575,053
KalVista Pharmaceuticals, Inc.(b)(c)	37,448	408,558
Keros Therapeutics, Inc.(b)	45,859	697,974
Kiniksa Pharmaceuticals International PLC(b)	23,619	874,139
Kodiak Sciences, Inc.(b)(c)	64,989	1,177,926
Krystal Biotech, Inc.(b)(c)	5,956	1,176,370
Kura Oncology, Inc.(b)(c)	126,973	1,304,013
Kymera Therapeutics, Inc.(b)(c)	25,768	1,593,493
Lantheus Holdings, Inc.(b)(c)	39,773	2,294,504
LeMaitre Vascular, Inc.(c)	10,191	882,643
Lexicon Pharmaceuticals, Inc.(b)(c)	465,032	641,744
LifeStance Health Group, Inc.(b)(c)	109,830	538,167
Ligand Pharmaceuticals, Inc.(b)	15,808	3,024,228
LivaNova PLC(b)	79,039	4,159,823
Lyell Immunopharma, Inc.(b)(c)	9,276	154,538
MacroGenics, Inc.(b)(c)	81,915	135,979
Madrigal Pharmaceuticals, Inc.(b)(c)	3,679	1,541,133
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	252,403	792,545
Masimo Corp.(b)(c)	6,053	851,354
Medpace Holdings, Inc.(b)(c)	6,742	3,943,463
MeiraGTx Holdings PLC(b)(c)	43,324	393,382
Merit Medical Systems, Inc.(b)	41,783	3,657,684
Mesa Laboratories, Inc.(c)	6,433	462,468
Mirum Pharmaceuticals, Inc.(b)(c)	14,421	1,047,686
Monte Rosa Therapeutics, Inc.(b)(c)	65,829	845,903
Myriad Genetics, Inc.(b)(c)	184,373	1,482,359
Natera, Inc.(b)	19,628	3,904,598
National HealthCare Corp.	11,518	1,375,710
National Research Corp.(c)	13,814	184,555
Nektar Therapeutics(b)	52,230	3,391,294
Neogen Corp.(b)(c)	586,091	3,616,181
NeoGenomics, Inc.(b)(c)	181,501	1,773,265
Neumora Therapeutics, Inc.(b)(c)	177,368	535,651
Neurocrine Biosciences, Inc.(b)	6,547	937,596
Nkarta, Inc.(b)	103,893	219,214
Novavax, Inc.(b)(c)	27,640	232,176
Novocure Ltd.(b)	12,315	157,755
Nurix Therapeutics, Inc.(b)(c)	87,949	1,138,060
Nuvalent, Inc., Class A(b)(c)	7,285	723,546
Nuvation Bio, Inc.(b)(c)	353,000	1,842,660
Ocular Therapeutix, Inc.(b)	44,576	519,756
Olema Pharmaceuticals, Inc.(b)(c)	88,818	796,697
Omeros Corp.(b)(c)	81,922	600,488
OmniAb, Inc.(b)	90,549	140,351
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(f)	4,734	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(f)	4,734	0
Omnicell, Inc.(b)(c)	84,583	2,839,451
OPKO Health, Inc.(b)(c)	733,578	997,666
OraSure Technologies, Inc.(b)(c)	105,709	289,643
Organogenesis Holdings, Inc.(b)(c)	128,170	544,722
ORIC Pharmaceuticals, Inc.(b)(c)	55,038	724,300
Orthofix Medical, Inc.(b)(c)	46,536	718,516
OrthoPediatrics Corp.(b)(c)	18,003	303,171
Outset Medical, Inc.(b)(c)	1,494	19,601
Pacific Biosciences of California, Inc.(b)(c)	943,461	2,207,699
	Shares	Value
Health Care-(continued)
Pacira BioSciences, Inc.(b)(c)	87,297	$1,866,410
PDL BioPharma, Inc.(b)(f)	527,353	221,488
Pediatrix Medical Group, Inc.(b)	167,314	2,839,319
Pennant Group, Inc. (The)(b)(c)	21,335	527,615
Penumbra, Inc.(b)	11,614	2,640,675
Phibro Animal Health Corp., Class A	40,188	1,690,307
Phreesia, Inc.(b)(c)	35,353	800,392
Pliant Therapeutics, Inc.(b)(c)	104,560	175,661
Praxis Precision Medicines, Inc.(b)(c)	11,277	2,241,417
Prestige Consumer Healthcare, Inc.(b)	54,784	3,319,910
Privia Health Group, Inc.(b)(c)	78,202	1,900,309
PROCEPT BioRobotics Corp.(b)(c)	8,258	281,020
Progyny, Inc.(b)(c)	60,442	1,130,870
Protagonist Therapeutics, Inc.(b)	21,648	1,701,966
Prothena Corp. PLC (Ireland)(b)(c)	5,082	54,631
PTC Therapeutics, Inc.(b)(c)	73,940	5,050,841
Puma Biotechnology, Inc.(b)(c)	43,156	220,096
Quanterix Corp.(b)(c)	76,227	407,052
Quantum-Si, Inc.(b)(c)	239,922	515,832
RadNet, Inc.(b)	34,382	2,612,688
RAPT Therapeutics, Inc.(b)(c)	11,671	352,581
Recursion Pharmaceuticals, Inc., Class A(b)(c)	177,510	979,855
REGENXBIO, Inc.(b)(c)	114,910	1,467,401
Relay Therapeutics, Inc.(b)(c)	277,710	1,982,849
Repligen Corp.(b)	27,035	4,029,837
Replimune Group, Inc.(b)(c)	113,787	1,107,148
Revolution Medicines, Inc.(b)(c)	74,401	4,377,755
Rhythm Pharmaceuticals, Inc.(b)	12,724	1,447,482
Rigel Pharmaceuticals, Inc.(b)(c)	15,265	482,069
Rocket Pharmaceuticals, Inc.(b)(c)	189,792	715,516
Roivant Sciences Ltd.(b)	450,535	9,006,195
Sana Biotechnology, Inc.(b)(c)	342,548	1,695,613
Sangamo Therapeutics, Inc.(b)(c)	718,964	429,940
Sarepta Therapeutics, Inc.(b)(c)	1,556	37,360
Savara, Inc.(b)(c)	102,110	423,756
Scholar Rock Holding Corp.(b)(c)	21,457	635,556
Schrodinger, Inc.(b)(c)	51,223	1,077,732
Seer, Inc.(b)	79,736	176,217
Select Medical Holdings Corp.(c)	129,569	1,791,939
Seres Therapeutics, Inc.(b)(c)	10,420	167,762
SI-BONE, Inc.(b)(c)	18,947	280,984
SIGA Technologies, Inc.(c)	75,117	621,969
Simulations Plus, Inc.(b)(c)	13,987	240,297
SNDL, Inc. (Canada)(b)(c)	193,930	416,949
Solid Biosciences, Inc.(b)(c)	82,244	443,295
Sotera Health Co.(b)(c)	86,724	1,439,618
Spyre Therapeutics, Inc.(b)(c)	20,755	507,667
STAAR Surgical Co., (Acquired 03/20/2020 - 10/23/2025; Cost $1,595,633)(b)(c)(g)	54,308	1,404,948
Stoke Therapeutics, Inc.(b)(c)	37,636	1,130,585
Strata Critical Medical, Inc.(b)(c)	22,899	115,182
Supernus Pharmaceuticals, Inc.(b)	66,912	3,688,859
Surgery Partners, Inc.(b)(c)	110,764	2,429,055
Surmodics, Inc.(b)	17,357	476,189
Sutro Biopharma, Inc.(b)(c)	131,489	147,268
Syndax Pharmaceuticals, Inc.(b)(c)	82,236	1,126,633
Tactile Systems Technology, Inc.(b)(c)	32,295	486,686
Tandem Diabetes Care, Inc.(b)(c)	88,069	1,232,966
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Tango Therapeutics, Inc.(b)(c)	91,637	$743,176
Tarsus Pharmaceuticals, Inc.(b)(c)	7,483	514,905
Taysha Gene Therapies, Inc.(b)(c)	155,945	773,487
Teladoc Health, Inc.(b)(c)	41,754	360,337
Terns Pharmaceuticals, Inc.(b)(c)	90,150	744,639
TG Therapeutics, Inc.(b)(c)	33,245	1,156,261
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	487,681	653,493
TransMedics Group, Inc.(b)(c)	3,328	437,765
Travere Therapeutics, Inc.(b)(c)	74,008	2,602,121
TruBridge, Inc.(b)(c)	29,936	575,370
Twist Bioscience Corp.(b)(c)	40,372	1,327,835
U.S. Physical Therapy, Inc.(c)	16,334	1,409,134
UFP Technologies, Inc.(b)(c)	4,036	777,495
Ultragenyx Pharmaceutical, Inc.(b)(c)	109,366	3,784,064
uniQure N.V. (Netherlands)(b)	24,881	1,684,195
Utah Medical Products, Inc.	2,229	129,505
Vanda Pharmaceuticals, Inc.(b)	109,935	478,217
Varex Imaging Corp.(b)	77,736	908,734
Vaxcyte, Inc.(b)(c)	48,518	2,196,895
Ventyx Biosciences, Inc.(b)(c)	30,352	258,903
Veracyte, Inc.(b)	57,412	2,071,425
Verastem, Inc.(b)(c)	56,629	535,144
Vericel Corp.(b)(c)	12,662	443,930
Viking Therapeutics, Inc.(b)(c)	16,190	616,515
Vir Biotechnology, Inc.(b)(c)	203,854	1,214,970
Viridian Therapeutics, Inc.(b)(c)	41,636	983,859
Voyager Therapeutics, Inc.(b)(c)	57,989	270,809
WaVe Life Sciences Ltd.(b)(c)	78,231	707,208
Waystar Holding Corp.(b)	40,518	1,452,570
Xencor, Inc.(b)(c)	98,746	1,452,554
Xenon Pharmaceuticals, Inc. (Canada)(b)	4,196	175,896
Zentalis Pharmaceuticals, Inc.(b)	173,280	259,920
Zymeworks, Inc.(b)(c)	66,339	1,266,080
		402,495,544
Industrials-18.50%
3D Systems Corp.(b)(c)	353,047	1,009,714
AAON, Inc.(c)	26,324	2,590,018
AAR Corp.(b)	43,460	3,659,767
ACCO Brands Corp.(c)	152,099	571,892
ACV Auctions, Inc., Class A(b)(c)	44,236	401,221
Advanced Drainage Systems, Inc.	5,568	779,798
Aebi Schmidt Holding AG (Switzerland)(b)	48,026	535,490
AeroVironment, Inc.(b)	13,105	4,847,671
AerSale Corp.(b)(c)	57,851	429,254
Alamo Group, Inc.	13,285	2,374,295
Alaska Air Group, Inc.(b)(c)	18,767	783,147
Albany International Corp., Class A(c)	35,791	2,025,055
Allegiant Travel Co.(b)(c)	43,815	2,724,417
Allient, Inc.(c)	17,874	977,350
Alta Equipment Group, Inc.(c)	38,836	237,676
Amentum Holdings, Inc.(b)	86,407	1,936,381
Ameresco, Inc., Class A(b)(c)	76,235	3,012,807
American Airlines Group, Inc.(b)(c)	298,377	3,917,690
American Woodmark Corp.(b)	25,804	1,644,489
Apogee Enterprises, Inc.	37,217	1,362,514
Archer Aviation, Inc., Class A(b)(c)	69,424	778,937
Arcosa, Inc.(c)	12,360	1,260,720
Argan, Inc.(c)	12,131	3,714,634
Armstrong World Industries, Inc.	31,343	5,968,647
	Shares	Value
Industrials-(continued)
Array Technologies, Inc.(b)(c)	121,381	$1,051,159
Astec Industries, Inc.	27,672	1,287,578
Astronics Corp.(b)	43,458	2,137,264
ATI, Inc.(b)	71,468	7,073,188
Atmus Filtration Technologies, Inc.	60,913	2,770,323
Axon Enterprise, Inc.(b)	6,606	4,837,111
AZZ, Inc.	31,517	3,146,972
Babcock & Wilcox Enterprises, Inc.(b)(c)	87,749	316,774
Barrett Business Services, Inc.	27,332	1,106,126
Bloom Energy Corp., Class A(b)(c)	71,537	9,454,330
Blue Bird Corp.(b)(c)	5,050	252,298
BlueLinx Holdings, Inc.(b)(c)	10,815	707,734
Brady Corp., Class A	25,029	1,899,951
BrightView Holdings, Inc.(b)(c)	127,464	1,570,356
Brink’s Co. (The)	35,018	3,892,601
Cadre Holdings, Inc.	14,939	634,310
Carpenter Technology Corp.	33,519	10,588,652
Casella Waste Systems, Inc., Class A(b)	24,035	2,128,780
CBIZ, Inc.(b)(c)	46,903	2,579,665
CECO Environmental Corp.(b)(c)	25,152	1,229,681
Centuri Holdings, Inc.(b)	15,737	317,730
ChargePoint Holdings, Inc.(b)(c)	88,122	951,718
Chart Industries, Inc.(b)	23,186	4,628,389
Cimpress PLC (Ireland)(b)(c)	6,814	471,597
Civeo Corp.(c)	14,075	292,479
Clarivate PLC(b)(c)	582,765	1,981,401
Columbus McKinnon Corp.	49,978	811,143
Comfort Systems USA, Inc.	3,838	3,705,896
Commercial Vehicle Group, Inc.(b)(c)	19,380	29,458
Concrete Pumping Holdings, Inc.(c)	29,192	186,537
Conduent, Inc.(b)	268,749	639,623
Construction Partners, Inc., Class A(b)(c)	22,995	2,629,478
Corporacion America Airports S.A. (Argentina)(b)	9,433	209,035
Costamare Bulkers Holdings Ltd. (Monaco)(b)	12,039	155,785
Costamare, Inc. (Monaco)(c)	40,362	493,224
Covenant Logistics Group, Inc., Class A(c)	22,736	458,585
CRA International, Inc.	7,057	1,344,288
CSG Systems International, Inc.	39,435	3,086,577
CSW Industrials, Inc.	7,556	1,892,174
Custom Truck One Source, Inc.(b)(c)	111,879	658,967
Danaos Corp. (Greece)	9,741	886,528
Dayforce, Inc.(b)	75,236	5,171,723
Deluxe Corp.(c)	67,932	1,230,249
Diana Shipping, Inc. (Greece)	74,927	131,122
DNOW, Inc.(b)(c)	186,303	2,738,654
Douglas Dynamics, Inc.	33,542	1,013,975
Ducommun, Inc.(b)(c)	17,836	1,636,453
DXP Enterprises, Inc.(b)	23,716	2,837,619
Eastern Co. (The)(c)	1,296	27,670
Energy Recovery, Inc.(b)	51,327	878,205
Enerpac Tool Group Corp.(c)	41,529	1,704,350
Ennis, Inc.(c)	31,631	518,748
Enovix Corp.(b)(c)	49,309	591,215
Enpro, Inc.	18,371	4,262,256
Enviri Corp.(b)(c)	153,816	1,878,093
ESCO Technologies, Inc.	18,225	3,999,841
Everus Construction Group, Inc.(b)	56,646	5,148,555
ExlService Holdings, Inc.(b)	102,797	4,019,363
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Exponent, Inc.(c)	34,713	$2,458,028
Federal Signal Corp.	41,622	4,912,645
First Advantage Corp.(b)(c)	79,942	1,009,667
Fiverr International Ltd.(b)(c)	3,262	73,852
Fluence Energy, Inc.(b)(c)	55,436	1,164,156
Forrester Research, Inc.(b)	12,857	91,670
Forward Air Corp.(b)(c)	88,806	1,670,441
Franklin Covey Co.(b)(c)	14,883	252,713
Franklin Electric Co., Inc.	34,399	3,259,993
Frontier Group Holdings, Inc., Class H(b)(c)	131,793	508,721
FTAI Aviation Ltd.	40,075	6,928,968
FTAI Infrastructure, Inc.(c)	34,709	185,346
FuelCell Energy, Inc.(b)	135,544	1,213,119
Gates Industrial Corp. PLC(b)	71,639	1,581,789
Genco Shipping & Trading Ltd.(c)	100,025	1,704,426
GEO Group, Inc. (The)(b)(c)	195,262	3,313,596
Gibraltar Industries, Inc.(b)(c)	34,235	2,135,922
Global Industrial Co.	18,391	522,672
Global Ship Lease, Inc., Class A (United Kingdom)	58,956	1,858,883
Gorman-Rupp Co. (The)	13,615	612,267
GrafTech International Ltd.(b)(c)	90,427	1,220,765
Granite Construction, Inc.	68,962	7,096,879
Great Lakes Dredge & Dock Corp.(b)	90,838	1,031,011
Greenbrier Cos., Inc. (The)	81,170	3,390,471
Griffon Corp.	48,385	3,580,974
Hayward Holdings, Inc.(b)(c)	229,481	3,894,293
Healthcare Services Group, Inc.(b)	137,168	2,451,192
Heartland Express, Inc.(c)	86,418	674,060
Heidrick & Struggles International, Inc.	25,785	1,505,070
Helios Technologies, Inc.(c)	44,730	2,476,253
Hexcel Corp.	14,272	1,019,021
Hillenbrand, Inc.	21,550	680,980
Hillman Solutions Corp.(b)(c)	244,428	2,253,626
HNI Corp.(c)	54,015	2,210,294
Hudson Technologies, Inc.(b)	61,148	554,918
Hurco Cos., Inc.(b)	2,802	50,296
Huron Consulting Group, Inc.(b)	16,722	2,749,766
Hyliion Holdings Corp.(b)(c)	174,022	412,432
Hyster-Yale, Inc.(c)	13,934	500,788
IBEX Holdings Ltd.(b)	19,089	713,356
ICF International, Inc.	29,357	2,356,780
IES Holdings, Inc.(b)(c)	5,859	2,296,025
Insperity, Inc.	45,253	1,996,562
Insteel Industries, Inc.	27,621	862,880
Interface, Inc.(c)	78,593	1,956,966
Janus International Group, Inc.(b)(c)	150,539	1,445,174
JBT Marel Corp.	34,450	4,344,145
JetBlue Airways Corp.(b)(c)	100,655	422,751
Joby Aviation, Inc.(b)(c)	154,230	2,674,348
Kadant, Inc.(c)	7,890	2,182,847
Kelly Services, Inc., Class A	20,473	229,502
Kforce, Inc.(c)	23,607	597,257
Korn Ferry(c)	18,461	1,194,427
Kornit Digital Ltd. (Israel)(b)	15,301	206,564
Kratos Defense & Security Solutions, Inc.(b)	79,091	7,165,645
LB Foster Co., Class A(b)(c)	9,529	261,095
Legalzoom.com, Inc.(b)	94,986	947,010
Leonardo DRS, Inc.(c)	59,025	2,157,954
	Shares	Value
Industrials-(continued)
Limbach Holdings, Inc.(b)(c)	7,188	$679,122
Lindsay Corp.	12,490	1,389,388
Liquidity Services, Inc.(b)(c)	23,229	556,102
Loar Holdings, Inc.(b)(c)	4,328	342,475
LSI Industries, Inc.(c)	22,834	522,670
Luxfer Holdings PLC (United Kingdom)	42,170	514,474
Lyft, Inc., Class A(b)(c)	36,915	755,281
Manitowoc Co., Inc. (The)(b)(c)	74,058	753,170
Marten Transport Ltd.	79,306	812,887
Matrix Service Co.(b)	41,662	625,763
Matson, Inc.	3,656	369,073
Mayville Engineering Co., Inc.(b)(c)	19,395	345,619
McGrath RentCorp	23,122	2,484,228
Mercury Systems, Inc.(b)	83,109	6,433,468
Microvast Holdings, Inc.(b)(c)	326,641	1,780,193
Miller Industries, Inc.(c)	15,598	626,104
Mistras Group, Inc.(b)(c)	24,447	233,224
Montrose Environmental Group, Inc.(b)(c)	32,113	831,084
Moog, Inc., Class A	6,880	1,409,368
MRC Global, Inc.(b)	168,746	2,354,007
MSA Safety, Inc.	27,278	4,283,464
Mueller Water Products, Inc., Class A	152,188	3,905,144
MYR Group, Inc.(b)	25,168	5,479,074
National Presto Industries, Inc.(c)	8,478	906,892
Nextracker, Inc., Class A(b)	54,123	5,478,330
NN, Inc.(b)	42,820	73,222
NPK International, Inc.(b)(c)	129,210	1,589,283
NWPX Infrastructure, Inc.(b)	14,447	869,132
OPENLANE, Inc.(b)	162,228	4,286,064
Orion Group Holdings, Inc.(b)	44,906	483,638
Pangaea Logistics Solutions Ltd.(c)	46,451	229,932
Park Aerospace Corp.(c)	16,914	324,072
Park-Ohio Holdings Corp.	8,639	178,223
Parsons Corp.(b)	56,810	4,723,183
Paycom Software, Inc.(c)	23,370	4,372,293
Paylocity Holding Corp.(b)	9,615	1,358,311
Pitney Bowes, Inc.(c)	357,898	3,536,032
Planet Labs PBC(b)(c)	193,477	2,602,266
Plug Power, Inc.(b)(c)	2,837,238	7,632,170
Powell Industries, Inc.(c)	5,729	2,196,441
Preformed Line Products Co.(c)	4,704	997,765
Primoris Services Corp.	83,415	11,804,891
Proto Labs, Inc.(b)(c)	34,842	1,733,738
Quad/Graphics, Inc.(c)	42,524	234,307
Quanex Building Products Corp.(c)	58,073	825,217
Radiant Logistics, Inc.(b)(c)	31,793	192,348
RBC Bearings, Inc.(b)(c)	14,542	6,231,683
Resources Connection, Inc.	56,854	250,158
REV Group, Inc.	77,538	3,975,373
Rocket Lab Corp.(b)(c)	53,211	3,351,229
Rollins, Inc.	23,362	1,345,885
RXO, Inc.(b)(c)	175,802	3,116,969
Safe Bulkers, Inc. (Monaco)	55,630	260,905
Schneider National, Inc., Class B(c)	124,816	2,667,318
Seanergy Maritime Holdings Corp.	10,886	92,531
Shoals Technologies Group, Inc., Class A(b)(c)	220,757	2,320,156
Simpson Manufacturing Co., Inc.(c)	5,245	925,743
Skillsoft Corp.(b)(c)	11,813	155,105
SkyWest, Inc.(b)	6,959	699,240
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	90,981	$3,338,093
SPX Technologies, Inc.(b)	23,144	5,181,710
StandardAero, Inc.(b)	28,047	810,278
Standex International Corp.	11,259	2,625,937
Star Bulk Carriers Corp. (Greece)	48,500	912,770
Steelcase, Inc., Class A	156,145	2,492,074
Stem, Inc.(b)(c)	2,560	50,202
Sterling Infrastructure, Inc.(b)(c)	17,076	6,453,020
Stratasys Ltd.(b)(c)	81,995	870,787
Sun Country Airlines Holdings, Inc.(b)(c)	99,435	1,221,062
TaskUS, Inc., Class A (Philippines)(b)	19,006	253,540
Tecnoglass, Inc.(c)	13,629	812,697
Tennant Co.	20,147	1,611,760
Tetra Tech, Inc.	29,032	928,443
Thermon Group Holdings, Inc.(b)(c)	27,997	804,354
Titan International, Inc.(b)(c)	101,868	769,103
Titan Machinery, Inc.(b)(c)	45,888	752,563
Transcat, Inc.(b)(c)	6,764	491,405
Trex Co., Inc.(b)(c)	79,562	3,844,436
TriNet Group, Inc.(c)	7,788	467,280
Trinity Industries, Inc.	72,524	1,984,982
TrueBlue, Inc.(b)(c)	66,623	315,793
TTEC Holdings, Inc.(b)(c)	53,947	188,275
Tutor Perini Corp.(b)	95,418	6,427,356
Twin Disc, Inc.	5,052	79,114
UL Solutions, Inc., Class A(c)	22,350	1,740,395
UniFirst Corp.(c)	18,554	2,863,810
Universal Logistics Holdings, Inc.(c)	9,484	153,451
Upwork, Inc.(b)(c)	96,756	1,542,291
V2X, Inc.(b)	30,542	1,743,643
Verra Mobility Corp., Class A(b)(c)	66,675	1,547,527
Vestis Corp.(c)	202,815	1,064,779
Vicor Corp.(b)(c)	19,649	1,782,754
Virgin Galactic Holdings, Inc.(b)(c)	265,240	1,045,046
VSE Corp.(c)	14,982	2,706,948
Wabash National Corp.(c)	122,715	984,174
Watts Water Technologies, Inc., Class A	22,649	6,174,117
Willdan Group, Inc.(b)(c)	15,890	1,501,764
Willis Lease Finance Corp.(c)	2,322	298,098
Worthington Enterprises, Inc.(c)	43,449	2,437,054
Xometry, Inc., Class A(b)(c)	17,843	868,776
Zurn Elkay Water Solutions Corp.	101,912	4,801,074
		473,498,553
Information Technology-15.45%
8x8, Inc.(b)(c)	167,627	308,434
A10 Networks, Inc.	76,954	1,372,859
ACI Worldwide, Inc.(b)	111,840	5,326,939
ACM Research, Inc., Class A(b)	55,887	2,317,075
Adeia, Inc.	77,468	1,320,055
ADTRAN Holdings, Inc.(b)(c)	187,624	1,955,042
Advanced Energy Industries, Inc.	41,256	8,363,829
Agilysys, Inc.(b)(c)	7,326	919,120
Alarm.com Holdings, Inc.(b)	45,613	2,245,072
Alkami Technology, Inc.(b)(c)	18,910	383,684
Allegro MicroSystems, Inc. (Japan)(b)(c)	99,810	2,986,315
Alpha & Omega Semiconductor Ltd.(b)	65,421	1,835,713
Ambarella, Inc.(b)	33,223	2,831,596
Amplitude, Inc., Class A(b)(c)	39,870	400,694
	Shares	Value
Information Technology-(continued)
AppFolio, Inc., Class A(b)	3,858	$981,591
Appian Corp., Class A(b)(c)	17,153	513,389
Applied Optoelectronics, Inc.(b)(c)	34,726	1,234,857
AppLovin Corp., Class A(b)	24,001	15,296,557
Arlo Technologies, Inc.(b)(c)	67,156	1,298,797
Asana, Inc., Class A(b)(c)	38,370	539,099
Atlassian Corp., Class A(b)	1,766	299,196
Aurora Innovation, Inc.(b)(c)	370,424	1,941,022
AvePoint, Inc.(b)(c)	29,185	410,633
Aviat Networks, Inc.(b)(c)	18,578	463,707
Axcelis Technologies, Inc.(b)(c)	50,362	4,006,801
Badger Meter, Inc.	11,603	2,093,761
Bel Fuse, Inc., Class B	13,390	2,061,926
Belden, Inc.	43,543	5,305,715
Benchmark Electronics, Inc.	55,220	2,419,740
Bentley Systems, Inc., Class B(c)	46,859	2,381,843
BILL Holdings, Inc.(b)(c)	107,425	5,334,725
Blackbaud, Inc.(b)(c)	34,217	2,191,257
BlackLine, Inc.(b)(c)	33,247	1,903,391
Blend Labs, Inc., Class A(b)(c)	155,209	513,742
Box, Inc., Class A(b)	84,893	2,724,216
Braze, Inc., Class A(b)(c)	24,572	704,234
C3.ai, Inc., Class A(b)(c)	73,452	1,291,286
Calix, Inc.(b)(c)	61,464	4,205,367
CCC Intelligent Solutions Holdings, Inc.(b)(c)	352,689	3,075,448
Ceragon Networks Ltd. (Israel)(b)	35,254	91,660
Cerence, Inc.(b)(c)	200,932	2,156,000
CEVA, Inc.(b)(c)	30,868	839,918
Cirrus Logic, Inc.(b)	12,802	1,698,185
Clear Secure, Inc., Class A	27,785	846,609
Clearfield, Inc.(b)(c)	16,260	573,978
Clearwater Analytics Holdings, Inc., Class A(b)(c)	33,222	611,617
Cloudflare, Inc., Class A(b)	14,900	3,774,170
Cognyte Software Ltd. (Israel)(b)	19,926	166,382
Cohu, Inc.(b)(c)	64,941	1,544,946
Commerce.com, Inc., Series 1(b)(c)	77,436	358,529
CommScope Holding Co., Inc.(b)	429,577	7,431,682
Commvault Systems, Inc.(b)	22,173	3,086,925
Comtech Telecommunications Corp.(b)(c)	33,439	94,967
Confluent, Inc., Class A(b)(c)	69,090	1,614,633
Consensus Cloud Solutions, Inc.(b)(c)	30,910	906,281
Corsair Gaming, Inc.(b)(c)	107,391	875,237
Crane NXT Co.(c)	52,203	3,301,840
Credo Technology Group Holding Ltd.(b)	11,091	2,080,893
CrowdStrike Holdings, Inc., Class A(b)	1,743	946,466
CTS Corp.	28,526	1,184,114
CyberArk Software Ltd.(b)	1,209	629,623
Daktronics, Inc.(b)(c)	57,312	1,076,892
Datadog, Inc., Class A(b)	3,675	598,327
Diebold Nixdorf, Inc.(b)	20,297	1,200,568
Digi International, Inc.(b)(c)	30,854	1,131,725
Digital Turbine, Inc.(b)(c)	305,959	1,909,184
DigitalOcean Holdings, Inc.(b)(c)	52,011	2,114,767
DocuSign, Inc.(b)	62,738	4,588,657
Dolby Laboratories, Inc., Class A(c)	11,048	732,703
Domo, Inc., Class B(b)(c)	34,885	477,925
Dropbox, Inc., Class A(b)(c)	15,201	440,829
Dynatrace, Inc.(b)(c)	88,709	4,486,014
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Eastman Kodak Co.(b)(c)	216,119	$1,370,194
Elastic N.V.(b)	28,843	2,573,372
Enphase Energy, Inc.(b)(c)	5,326	162,496
ePlus, Inc.	30,948	2,264,156
Extreme Networks, Inc.(b)	151,191	2,875,653
Fabrinet (Thailand)(b)(c)	4,621	2,035,874
Fair Isaac Corp.(b)	589	977,463
Fastly, Inc., Class A(b)(c)	246,362	2,042,341
Five9, Inc.(b)(c)	50,268	1,220,507
FormFactor, Inc.(b)(c)	95,833	5,266,023
Freshworks, Inc., Class A(b)(c)	100,827	1,119,180
GitLab, Inc., Class A(b)(c)	24,641	1,201,249
GLOBALFOUNDRIES, Inc.(b)(c)	125,585	4,470,826
Globant S.A.(b)	37,396	2,302,846
Grid Dynamics Holdings, Inc.(b)	51,110	477,367
Guidewire Software, Inc.(b)	26,284	6,140,994
Hackett Group, Inc. (The)(c)	22,439	406,370
Harmonic, Inc.(b)	152,272	1,629,310
HubSpot, Inc.(b)	7,962	3,916,667
i3 Verticals, Inc., Class A(b)(c)	15,005	461,404
Ichor Holdings Ltd.(b)(c)	56,595	1,283,575
Impinj, Inc.(b)(c)	3,919	792,265
indie Semiconductor, Inc., A Shares (China)(b)(c)	221,401	1,191,137
Informatica, Inc., Class A(b)	97,527	2,425,496
Information Services Group, Inc.	16,695	91,989
Ingram Micro Holding Corp.(c)	38,802	890,894
Intapp, Inc.(b)	10,392	398,845
InterDigital, Inc.(c)	20,684	7,486,781
IonQ, Inc.(b)(c)	26,842	1,674,404
IPG Photonics Corp.(b)(c)	42,423	3,611,046
IREN Ltd. (Australia)(b)(c)	12,146	737,870
Itron, Inc.(b)	54,692	5,487,248
Ituran Location and Control Ltd. (Israel)	6,169	237,568
Jamf Holding Corp.(b)(c)	91,962	1,181,712
JFrog Ltd.(b)	28,916	1,372,932
Kimball Electronics, Inc.(b)(c)	29,630	861,492
Klaviyo, Inc.(b)	16,072	417,872
Knowles Corp.(b)	108,929	2,571,814
Kulicke & Soffa Industries, Inc. (Singapore)	14,450	576,989
Lattice Semiconductor Corp.(b)(c)	57,179	4,171,780
Life360, Inc.(b)(c)	16,095	1,588,737
LivePerson, Inc.(b)(c)	2,288	14,437
LiveRamp Holdings, Inc.(b)(c)	68,970	1,885,640
MACOM Technology Solutions Holdings, Inc.(b)	21,969	3,254,268
Magnachip Semiconductor Corp. (South Korea)(b)	41,683	129,217
Manhattan Associates, Inc.(b)	20,973	3,818,554
MARA Holdings, Inc.(b)(c)	3,884	70,961
MaxLinear, Inc.(b)	195,777	2,966,022
Methode Electronics, Inc.	68,755	462,721
Mirion Technologies, Inc.(b)	143,465	4,213,567
Mitek Systems, Inc.(b)(c)	55,709	513,080
Monday.com Ltd.(b)	516	105,904
MongoDB, Inc.(b)	15,714	5,654,211
Monolithic Power Systems, Inc.	1,532	1,539,660
N-able, Inc.(b)(c)	79,980	626,243
Napco Security Technologies, Inc.(c)	15,612	689,270
	Shares	Value
Information Technology-(continued)
Navitas Semiconductor Corp.(b)(c)	125,419	$1,688,140
nCino, Inc.(b)(c)	65,631	1,751,035
NCR Voyix Corp.(b)(c)	203,854	2,325,974
NETGEAR, Inc.(b)(c)	77,762	2,699,897
NetScout Systems, Inc.(b)	38,496	1,070,189
nLight, Inc.(b)(c)	46,256	1,526,911
Novanta, Inc.(b)	20,424	2,594,052
Nutanix, Inc., Class A(b)(c)	50,694	3,611,441
ON24, Inc.(b)(c)	24,032	132,657
OneSpan, Inc.(c)	52,162	594,647
Onto Innovation, Inc.(b)(c)	38,301	5,169,103
Ooma, Inc.(b)(c)	15,218	170,898
OSI Systems, Inc.(b)(c)	17,694	4,927,071
Ouster, Inc.(b)(c)	31,742	1,058,913
Pagaya Technologies Ltd., Class A(b)	46,815	1,258,855
PagerDuty, Inc.(b)	57,858	929,199
Palantir Technologies, Inc., Class A(b)	33,574	6,730,580
Palo Alto Networks, Inc.(b)	4,632	1,020,152
PAR Technology Corp.(b)(c)	15,739	556,216
PC Connection, Inc.	15,429	940,706
PDF Solutions, Inc.(b)(c)	24,788	722,074
Pegasystems, Inc.	44,090	2,806,328
Penguin Solutions, Inc.(b)(c)	109,855	2,446,471
Photronics, Inc.(b)(c)	83,172	1,987,811
Power Integrations, Inc.(c)	63,997	2,680,834
Procore Technologies, Inc.(b)(c)	31,847	2,350,946
Progress Software Corp.(b)(c)	65,229	2,781,365
PROS Holdings, Inc.(b)(c)	26,689	615,181
Pure Storage, Inc., Class A(b)(c)	14,236	1,405,093
Q2 Holdings, Inc.(b)	20,587	1,271,453
Qualys, Inc.(b)	27,047	3,333,813
Rackspace Technology, Inc.(b)(c)	239,684	383,494
Radware Ltd. (Israel)(b)	8,303	212,806
Rambus, Inc.(b)	61,390	6,313,348
Rapid7, Inc.(b)(c)	38,643	715,282
Ribbon Communications, Inc.(b)(c)	98,494	330,940
Richardson Electronics Ltd.	14,709	158,563
Rigetti Computing, Inc.(b)	25,207	1,115,914
RingCentral, Inc., Class A(b)(c)	72,352	2,179,242
Riot Platforms, Inc.(b)(c)	18,588	367,671
Rogers Corp.(b)	33,046	2,892,847
Rubrik, Inc., Class A(b)	5,517	415,265
Samsara, Inc., Class A(b)(c)	21,953	881,852
ScanSource, Inc.(b)	48,681	2,088,658
Semtech Corp.(b)(c)	85,308	5,789,001
SentinelOne, Inc., Class A(b)(c)	127,782	2,280,909
Silicom Ltd. (Israel)(b)	5,923	97,315
Silicon Laboratories, Inc.(b)	4,619	605,459
SiTime Corp.(b)(c)	6,871	1,990,116
SmartRent, Inc.(b)(c)	202,728	281,792
SoundHound AI, Inc., Class A(b)(c)	29,710	523,490
Sprinklr, Inc., Class A(b)	67,861	523,887
Sprout Social, Inc., Class A(b)(c)	26,214	269,218
SPS Commerce, Inc.(b)	15,399	1,266,414
Strategy, Inc., Class A(b)	8,015	2,160,123
Synaptics, Inc.(b)(c)	8,404	596,180
Telos Corp.(b)	54,786	375,832
Tenable Holdings, Inc.(b)	41,012	1,190,168
Teradata Corp.(b)(c)	19,782	412,455
TTM Technologies, Inc.(b)	91,179	6,127,229
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Tucows, Inc., Class A(b)(c)	5,275	$101,069
Turtle Beach Corp.(b)(c)	33,917	573,197
Ubiquiti, Inc.(c)	1,532	1,205,960
UiPath, Inc., Class A(b)(c)	254,997	4,044,252
Ultra Clean Holdings, Inc.(b)	74,465	2,041,086
Unisys Corp.(b)(c)	142,045	507,101
Unity Software, Inc.(b)(c)	25,013	947,993
Universal Display Corp.(c)	29,625	4,363,170
Upland Software, Inc.(b)	23,626	49,142
Varonis Systems, Inc.(b)	36,174	1,274,410
Veeco Instruments, Inc.(b)(c)	85,498	2,458,068
Verint Systems, Inc.(b)(c)	123,057	2,495,596
VeriSign, Inc.	4,810	1,153,438
Vertex, Inc., Class A(b)(c)	13,355	305,830
Viavi Solutions, Inc.(b)	286,782	5,076,041
Vishay Precision Group, Inc.(b)(c)	21,590	808,761
Wix.com Ltd. (Israel)(b)	1,804	262,554
Workiva, Inc.(b)(c)	10,617	902,551
Xperi, Inc.(b)(c)	55,281	371,488
Yext, Inc.(b)	93,691	793,563
Zeta Global Holdings Corp., Class A(b)(c)	36,392	654,692
Zscaler, Inc.(b)	6,502	2,153,072
		395,487,975
Materials-3.47%
AdvanSix, Inc.	40,899	760,312
Alto Ingredients, Inc.(b)	105,766	106,824
American Vanguard Corp.(b)	44,410	198,513
Ardagh Metal Packaging S.A.	273,464	976,267
Aspen Aerogels, Inc.(b)(c)	101,874	829,254
Balchem Corp.(c)	21,159	3,245,579
Caledonia Mining Corp. PLC (South Africa)	7,166	201,508
Century Aluminum Co.(b)	80,333	2,379,463
Clearwater Paper Corp.(b)(c)	44,998	794,215
Coeur Mining, Inc.(b)(c)	391,609	6,723,927
Compass Minerals International, Inc.(b)(c)	104,460	1,811,336
Core Molding Technologies, Inc.(b)(c)	4,881	87,419
Eagle Materials, Inc.	4,120	874,758
Ecovyst, Inc.(b)(c)	181,263	1,484,544
Ferroglobe PLC(c)	180,841	877,079
Gold Royalty Corp. (Canada)(b)	46,831	172,806
Greif, Inc., Class A	22,665	1,289,412
Hawkins, Inc.	16,193	2,296,977
Hecla Mining Co.(c)	717,193	9,230,274
Ingevity Corp.(b)	48,743	2,618,474
Innospec, Inc.	23,853	1,755,104
Intrepid Potash, Inc.(b)	32,622	868,724
Kaiser Aluminum Corp.	30,016	2,717,349
Knife River Corp.(b)(c)	46,688	2,822,757
Koppers Holdings, Inc.(c)	27,849	785,899
Kronos Worldwide, Inc.(c)	46,096	226,792
LSB Industries, Inc.(b)(c)	87,219	735,256
Magnera Corp.(b)(c)	60,941	553,954
Materion Corp.	21,177	2,427,520
Mativ Holdings, Inc., Class A	128,430	1,371,632
McEwen, Inc. (Canada)(b)(c)	14,509	265,950
Mercer International, Inc. (Germany)	44,305	93,041
Metallus, Inc.(b)(c)	65,056	1,144,335
Minerals Technologies, Inc.(c)	38,603	2,190,720
	Shares	Value
Materials-(continued)
MP Materials Corp.(b)(c)	67,948	$4,286,839
Myers Industries, Inc.(c)	46,132	799,468
NewMarket Corp.	1,379	1,058,934
Olympic Steel, Inc.	15,643	578,791
Origin Materials, Inc.(b)	145,187	88,883
Orion S.A. (Germany)	86,110	456,383
Perimeter Solutions, Inc.(b)	168,710	3,966,372
PureCycle Technologies, Inc.(b)(c)	16,756	194,035
Quaker Chemical Corp.(c)	22,323	3,100,441
Ramaco Resources, Inc., Class A(b)	64,483	1,957,704
Ranpak Holdings Corp.(b)(c)	73,181	387,859
Rayonier Advanced Materials, Inc.(b)(c)	145,651	1,012,274
Ryerson Holding Corp.(c)	56,667	1,250,074
Scotts Miracle-Gro Co. (The)(c)	77,730	4,160,110
Sensient Technologies Corp.	47,198	4,450,299
Stepan Co.	23,972	1,039,186
SunCoke Energy, Inc.(c)	162,407	1,300,880
Tredegar Corp.(b)(c)	30,702	212,151
TriMas Corp.	54,370	1,931,766
Trinseo PLC	112,920	164,863
United States Lime & Minerals, Inc.(c)	3,604	422,461
Worthington Steel, Inc.(c)	30,776	984,524
		88,722,271
Real Estate-6.65%
Acadia Realty Trust(c)	178,566	3,405,254
Alexander & Baldwin, Inc.	89,732	1,433,020
Alexander’s, Inc.(c)	2,931	647,546
Alpine Income Property Trust, Inc.	16,787	246,433
American Assets Trust, Inc.	73,692	1,408,254
American Healthcare REIT, Inc.	78,173	3,542,800
Apartment Investment & Management Co., Class A	126,384	672,363
Armada Hoffler Properties, Inc.(c)	123,937	810,548
Ashford Hospitality Trust, Inc.(b)(c)	9,679	46,169
Braemar Hotels & Resorts, Inc.(c)	65,298	166,510
Brandywine Realty Trust(c)	298,467	1,023,742
Broadstone Net Lease, Inc.	223,830	4,011,034
BRT Apartments Corp.(c)	5,015	73,771
CareTrust REIT, Inc.	102,067	3,536,621
CBL & Associates Properties, Inc.	29,651	876,780
Centerspace(c)	19,422	1,150,753
Chatham Lodging Trust	65,688	420,403
City Office REIT, Inc.	44,920	309,948
Community Healthcare Trust, Inc.	35,858	525,678
Compass, Inc., Class A(b)	734,347	5,661,815
COPT Defense Properties(c)	109,738	3,091,319
CTO Realty Growth, Inc.(c)	46,035	767,864
Curbline Properties Corp.(c)	73,803	1,701,897
DiamondRock Hospitality Co.(c)	284,749	2,226,737
Diversified Healthcare Trust(c)	274,509	1,169,408
Douglas Elliman, Inc.(b)	160,929	397,495
Easterly Government Properties, Inc.	96,321	2,082,460
Elme Communities(c)	125,240	2,060,198
Empire State Realty Trust, Inc., Class A(c)	226,784	1,675,934
Essential Properties Realty Trust, Inc.(c)	161,793	4,834,375
eXp World Holdings, Inc.(c)	148,155	1,517,107
Farmland Partners, Inc.(c)	57,681	578,540
Forestar Group, Inc.(b)(c)	29,879	777,153
Four Corners Property Trust, Inc.(c)	93,077	2,200,340
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Franklin Street Properties Corp.	119,789	$143,747
FRP Holdings, Inc.(b)(c)	2,520	59,724
Getty Realty Corp.(c)	61,686	1,692,047
Gladstone Commercial Corp.(c)	56,724	648,355
Gladstone Land Corp.(c)	50,629	458,699
Global Medical REIT, Inc.(c)	19,891	610,654
Global Net Lease, Inc.(c)	291,513	2,221,329
Howard Hughes Holdings, Inc.(b)	43,160	3,421,725
Independence Realty Trust, Inc.(c)	239,149	3,809,644
Industrial Logistics Properties Trust	107,190	565,963
Innovative Industrial Properties, Inc.(c)	40,593	2,035,739
InvenTrust Properties Corp.(c)	74,580	2,043,492
Kennedy-Wilson Holdings, Inc.(c)	192,188	1,452,941
Lineage, Inc.(c)	54,742	2,156,835
LTC Properties, Inc.(c)	57,470	2,016,048
LXP Industrial Trust(c)	345,134	3,275,322
Marcus & Millichap, Inc.(c)	22,498	657,167
National Health Investors, Inc.	43,593	3,248,114
National Storage Affiliates Trust(c)	82,330	2,394,980
NET Lease Office Properties(c)	13,334	391,353
NETSTREIT Corp.(c)	101,986	1,898,979
Newmark Group, Inc., Class A	193,288	3,446,325
NexPoint Diversified Real Estate Trust(c)	19,468	61,908
NexPoint Residential Trust, Inc.(c)	25,934	795,396
One Liberty Properties, Inc.(c)	13,880	278,849
Opendoor Technologies, Inc.(b)(c)	3,396,934	26,394,177
Orion Properties, Inc.(c)	112,398	277,623
Outfront Media, Inc.	184,201	3,258,516
Paramount Group, Inc.(b)(c)	423,381	2,768,912
Peakstone Realty Trust(c)	48,081	649,574
Pebblebrook Hotel Trust(c)	316,065	3,306,040
Phillips Edison & Co., Inc.	95,888	3,244,850
Piedmont Realty Trust, Inc., Class A	263,790	2,126,147
Plymouth Industrial REIT, Inc.(c)	51,267	1,127,874
Postal Realty Trust, Inc., Class A	23,695	350,923
RE/MAX Holdings, Inc., Class A(b)(c)	36,694	290,983
RLJ Lodging Trust(c)	258,731	1,759,371
RMR Group, Inc. (The), Class A(c)	26,217	405,577
Ryman Hospitality Properties, Inc.(c)	37,655	3,272,596
Safehold, Inc.(c)	59,655	860,822
Saul Centers, Inc.	11,317	335,096
Seaport Entertainment Group, Inc.(b)(c)	1,582	38,079
Seritage Growth Properties, Class A(b)(c)	23,394	94,980
Service Properties Trust	347,049	742,685
Sila Realty Trust, Inc.(c)	42,327	1,003,150
SITE Centers Corp.	83,628	612,993
St. Joe Co. (The)	22,722	1,290,155
Star Holdings(b)(c)	8,308	60,815
Summit Hotel Properties, Inc.	113,841	585,143
Sunstone Hotel Investors, Inc.(c)	379,296	3,356,770
Tanger, Inc.	105,694	3,441,397
Tejon Ranch Co.(b)(c)	19,392	306,781
Terreno Realty Corp.(c)	82,922	4,737,334
UMH Properties, Inc.(c)	60,880	885,195
Universal Health Realty Income Trust(c)	12,500	477,750
Urban Edge Properties(c)	160,795	3,092,088
	Shares	Value
Real Estate-(continued)
Veris Residential, Inc.	89,221	$1,281,213
Whitestone REIT	52,815	662,300
Xenia Hotels & Resorts, Inc.	175,069	2,153,349
		170,086,862
Utilities-1.69%
American States Water Co.	32,875	2,344,316
Artesian Resources Corp., Class A(c)	7,294	235,086
California Water Service Group	62,291	2,764,475
Chesapeake Utilities Corp.(c)	18,382	2,339,661
Clearway Energy, Inc., Class C(c)	163,123	5,208,517
Consolidated Water Co. Ltd.	2,829	96,214
Genie Energy Ltd., Class B	16,691	251,200
H2O America	41,839	1,935,054
Hallador Energy Co.(b)(c)	49,583	1,072,480
MDU Resources Group, Inc.(c)	206,857	3,967,517
MGE Energy, Inc.(c)	28,444	2,357,154
Middlesex Water Co.	18,342	1,054,115
Northwest Natural Holding Co.	54,864	2,497,958
Ormat Technologies, Inc.(c)	64,431	6,853,526
Otter Tail Corp.(c)	36,773	2,839,611
ReNew Energy Global PLC, Class A (India)(b)	31,376	236,575
Talen Energy Corp.(b)	15,481	6,188,994
Unitil Corp.	14,619	712,676
York Water Co. (The)	11,312	351,464
		43,306,593
Total Common Stocks & Other Equity Interests (Cost $2,205,878,349)		2,558,094,411
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(e)(h) (Cost $3,084,808)	3,084,808	3,084,808
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $2,208,963,157)		2,561,179,219
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.84%
Invesco Private Government Fund, 4.13%(e)(h)(i)	211,326,271	211,326,271
Invesco Private Prime Fund, 4.30%(e)(h)(i)	552,484,734	552,650,479
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $763,960,787)		763,976,750
TOTAL INVESTMENTS IN SECURITIES-129.89% (Cost $2,972,923,944)		3,325,155,969
OTHER ASSETS LESS LIABILITIES-(29.89)%		(765,168,043)
NET ASSETS-100.00%		$2,559,987,926

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $499,224, which represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Invesco Mortgage Capital, Inc.	$414,541	$68,989	$(28,490)	$16,466	$(5,565)	$465,941	$40,951
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	918,862	52,170,703	(50,004,757)	-	-	3,084,808	69,934
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	186,502,345	318,928,886	(294,104,960)	-	-	211,326,271	3,928,700 *
Invesco Private Prime Fund	477,928,232	651,060,080	(576,384,823)	55,007	(8,017)	552,650,479	10,584,728 *
Total	$665,763,980	$1,022,228,658	$(920,523,030)	$71,473	$(13,582)	$767,527,499	$14,624,313

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(g)	Restricted security. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.
(h)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Assets and Liabilities
October 31, 2025
(Unaudited)

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)	Invesco RAFI US 1000 ETF (PRF)	Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
Assets:
Unaffiliated investments in securities, at value(a)	$99,090,449	$8,281,860,863	$2,557,628,470
Affiliated investments in securities, at value	707,348	233,365,670	767,527,499
Due from broker	-	-	37,779
Receivable for:
Dividends	129,563	6,690,107	499,564
Securities lending	421	43,895	316,501
Investments sold	-	1,345,971	1,330,684
Expenses absorbed	-	-	82,149
Foreign tax reclaims	-	-	317
Total assets	99,927,781	8,523,306,506	3,327,422,963
Liabilities:
Due to custodian	-	4,176	1,667
Due to broker	-	-	1,748,611
Payable for:
Collateral upon return of securities loaned	673,700	226,939,568	763,960,787
Fund shares repurchased	-	1,371,271	-
Accrued advisory fees	24,803	2,028,570	633,616
Accrued trustees’ and officer’s fees	-	577,276	223,084
Accrued expenses	-	2,593,739	867,272
Total liabilities	698,503	233,514,600	767,435,037
Net Assets	$99,229,278	$8,289,791,906	$2,559,987,926
Net assets consist of:
Shares of beneficial interest	$254,223,602	$6,125,900,238	$2,701,740,140
Distributable earnings (loss)	(154,994,324)	2,163,891,668	(141,752,214)
Net Assets	$99,229,278	$8,289,791,906	$2,559,987,926
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,060,000	181,360,000	56,430,000
Net asset value	$48.17	$45.71	$45.37
Market price	$48.17	$45.72	$45.36
Unaffiliated investments in securities, at cost	$92,409,917	$6,033,865,099	$2,204,991,534
Affiliated investments in securities, at cost	$707,348	$232,501,126	$767,932,410
(a)Includes securities on loan with an aggregate value of:	$662,307	$221,552,790	$749,577,872
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Operations
For the six months ended October 31, 2025
(Unaudited)

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)	Invesco RAFI US 1000 ETF (PRF)	Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
Investment income:
Unaffiliated dividend income	$1,150,164	$82,202,078	$18,294,916
Affiliated dividend income	1,162	187,525	110,885
Securities lending income, net	2,691	1,726,559	1,665,172
Foreign withholding tax	-	(56,500)	(23,340)
Total investment income	1,154,017	84,059,662	20,047,633
Expenses:
Unitary management fees	159,120	-	-
Advisory fees	-	11,614,386	3,564,504
Sub-licensing fees	-	1,349,231	414,024
Accounting & administration fees	-	250,869	98,219
Custodian & transfer agent fees	-	22,126	9,464
Trustees’ and officer’s fees	-	85,545	33,959
Recapture (Note 3)	-	184,821	412,576
Other expenses	-	143,100	80,174
Total expenses	159,120	13,650,078	4,612,920
Less: Waivers	(28)	(2,233)	(1,675)
Net expenses	159,092	13,647,845	4,611,245
Net investment income	994,925	70,411,817	15,436,388
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,075,617	(46,700,999)	(59,086,356)
Affiliated investment securities	651	(434,748)	(13,095)
Unaffiliated in-kind redemptions	1,080,508	519,133,722	157,643,154
Affiliated in-kind redemptions	-	35,623	(487)
Foreign currencies	-	-	(18)
Net realized gain	4,156,776	472,033,598	98,543,198
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(567,366)	733,197,196	393,331,089
Affiliated investment securities	159	2,556,916	71,473
Change in net unrealized appreciation (depreciation)	(567,207)	735,754,112	393,402,562
Net realized and unrealized gain	3,589,569	1,207,787,710	491,945,760
Net increase in net assets resulting from operations	$4,584,494	$1,278,199,527	$507,382,148
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statements of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)		Invesco RAFI US 1000 ETF (PRF)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income	$994,925	$1,836,153	$70,411,817	$135,738,008
Net realized gain	4,156,776	10,843,124	472,033,598	217,750,724
Change in net unrealized appreciation (depreciation)	(567,207)	(3,025,026)	735,754,112	213,932,894
Net increase in net assets resulting from operations	4,584,494	9,654,251	1,278,199,527	567,421,626
Distributions to Shareholders from:
Distributable earnings	(870,192)	(1,863,424)	(68,090,624)	(136,150,224)
Shareholder Transactions:
Proceeds from shares sold	-	39,806,806	707,284,421	754,167,169
Value of shares repurchased	(13,559,840)	(34,747,329)	(1,030,255,372)	(591,727,931)
Net increase (decrease) in net assets resulting from share transactions	(13,559,840)	5,059,477	(322,970,951)	162,439,238
Net increase (decrease) in net assets	(9,845,538)	12,850,304	887,137,952	593,710,640
Net assets:
Beginning of period	109,074,816	96,224,512	7,402,653,954	6,808,943,314
End of period	$99,229,278	$109,074,816	$8,289,791,906	$7,402,653,954
Changes in Shares Outstanding:
Shares sold	-	810,000	16,420,000	18,910,000
Shares repurchased	(280,000)	(710,000)	(23,960,000)	(14,960,000)
Shares outstanding, beginning of period	2,340,000	2,240,000	188,900,000	184,950,000
Shares outstanding, end of period	2,060,000	2,340,000	181,360,000	188,900,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
Six Months Ended October 31, 2025	Year Ended April 30, 2025

$15,436,388	$29,605,100
98,543,198	17,256,637
393,402,562	(19,220,135)
507,382,148	27,641,602

(12,656,811)	(34,448,579)

280,061,198	277,881,617
(373,132,335)	(374,559,487)
(93,071,137)	(96,677,870)
401,654,200	(103,484,847)

2,158,333,726	2,261,818,573
$2,559,987,926	$2,158,333,726

6,290,000	7,230,000
(8,450,000)	(9,910,000)
58,590,000	61,270,000
56,430,000	58,590,000

35

Financial Highlights
Invesco Bloomberg MVP Multi-factor ETF (BMVP)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$46.61	$42.96	$36.37	$35.13	$40.78	$27.58
Net investment income(b)	0.44	0.83	0.82	0.44	0.26	0.25
Net realized and unrealized gain (loss) on investments	1.52	3.65	6.52	1.30	(5.62)	13.25
Total from investment operations	1.96	4.48	7.34	1.74	(5.36)	13.50
Distributions to shareholders from:
Net investment income	(0.40)	(0.83)	(0.75)	(0.50)	(0.29)	(0.30)
Net asset value at end of period	$48.17	$46.61	$42.96	$36.37	$35.13	$40.78
Market price at end of period(c)	$48.17	$46.62	$42.97	$36.36	$35.10	$40.80
Net Asset Value Total Return(d)	4.22%	10.44%	20.33%	5.09%	(13.20)%	49.27%
Market Price Total Return(d)	4.22%	10.43%	20.38%	5.16%	(13.32)%	51.78%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$99,229	$109,075	$96,225	$90,565	$105,401	$135,810
Ratio to average net assets of:
Expenses, after Waivers	0.29%(e)	0.29%	0.39%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.29%(e)	0.29%	0.40%	0.63%	0.60%	0.62%
Net investment income	1.81%(e)	1.76%	2.07%	1.25%	0.64%	0.75%
Portfolio turnover rate(f)	79%	154%	256%	233%	228%	321%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)
Invesco RAFI US 1000 ETF (PRF)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$39.19	$36.82	$31.75	$32.08	$31.54	$20.83
Net investment income(b)	0.38	0.74	0.65	0.64	0.58	0.49
Net realized and unrealized gain (loss) on investments	6.51	2.38	5.06	(0.33)	0.52	10.73
Total from investment operations	6.89	3.12	5.71	0.31	1.10	11.22
Distributions to shareholders from:
Net investment income	(0.37)	(0.75)	(0.64)	(0.64)	(0.56)	(0.51)
Net asset value at end of period	$45.71	$39.19	$36.82	$31.75	$32.08	$31.54
Market price at end of period(c)	$45.72	$39.15	$36.83	$31.74	$32.06	$31.54
Net Asset Value Total Return(d)	17.63%	8.46%	18.16%	1.11%	3.45%	54.54%
Market Price Total Return(d)	17.80%	8.31%	18.22%	1.12%	3.41%	54.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,289,792	$7,402,654	$6,808,943	$5,972,381	$5,648,975	$5,110,669
Ratio to average net assets of:
Expenses, after Waivers	0.34%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.34%(e)	0.39%	0.39%	0.39%	0.39%	0.40%
Net investment income	1.76%(e)	1.86%	1.91%	2.05%	1.76%	1.94%
Portfolio turnover rate(f)	8%	6%	10%	9%	10%	11%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)
Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$36.84	$36.92	$32.03	$33.40	$36.14	$20.62
Net investment income(b)	0.27	0.48	0.48	0.47	0.37	0.24
Net realized and unrealized gain (loss) on investments	8.48	(0.00)(c)	4.91	(1.40)	(2.73)	15.55
Total from investment operations	8.75	0.48	5.39	(0.93)	(2.36)	15.79
Distributions to shareholders from:
Net investment income	(0.22)	(0.56)	(0.50)	(0.44)	(0.38)	(0.27)
Net asset value at end of period	$45.37	$36.84	$36.92	$32.03	$33.40	$36.14
Market price at end of period(d)	$45.36	$36.80	$36.93	$32.01	$33.40	$36.13
Net Asset Value Total Return(e)	23.79%	1.16%	16.92%	(2.77)%	(6.60)%	77.05%
Market Price Total Return(e)	23.90%	1.03%	17.05%	(2.83)%	(6.59)%	76.88%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,559,988	$2,158,334	$2,261,819	$1,928,197	$1,795,293	$1,949,569
Ratio to average net assets of:
Expenses, after Waivers	0.38%(f)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.38%(f)	0.39%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.26%(f)	1.19%	1.37%	1.43%	1.01%	0.87%
Portfolio turnover rate(g)	21%	17%	26%	27%	28%	25%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Bloomberg MVP Multi-factor ETF (BMVP)	"Bloomberg MVP Multi-factor ETF"
Invesco RAFI US 1000 ETF (PRF)	"RAFI US 1000 ETF"
Invesco RAFI US 1500 Small-Mid ETF (PRFZ)	"RAFI US 1500 Small-Mid ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Shares of Bloomberg MVP Multi-factor ETF and RAFI US 1000 ETF are listed and traded on the NYSE Arca, Inc., and Shares of RAFI US 1500 Small-Mid ETF are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Bloomberg MVP Multi-factor ETF	Bloomberg MVP Index
RAFI US 1000 ETF	RAFITM Fundamental Select US 1000 Index
RAFI US 1500 Small-Mid ETF	RAFITM Fundamental Select US 1500 Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a

39

demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

40

income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Bloomberg MVP Multi-factor ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
RAFI US 1000 ETF and RAFI US 1500 Small-Mid ETF are responsible for all of their own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to their respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in

41

the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees

42

paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Bloomberg MVP Multi-factor ETF	$293
RAFI US 1000 ETF	152,722
RAFI US 1500 Small-Mid ETF	145,989

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an

43

increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Multifactor Investing Risk. For certain Funds, the Underlying Index seeks to emphasize certain factor exposures to securities within the eligible index universe, in accordance with the Underlying Index’s methodology. There is no assurance that targeting exposure to such factors will enhance an Underlying Index’s or a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is also no guarantee an Underlying Index will achieve the specific factor exposures.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

44

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, Bloomberg MVP Multi-factor ETF accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.29% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Pursuant to another Investment Advisory Agreement, each of RAFI US 1000 ETF and RAFI US 1500 Small-Mid ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of RAFI US 1000 ETF and the RAFI US 1500 Small-Mid ETF, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each such Fund from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2027. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase a Fund’s Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for RAFI US 1000 ETF and RAFI US 1500 Small-Mid ETF.
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the six months ended October 31, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Bloomberg MVP Multi-factor ETF	$28
RAFI US 1000 ETF	2,233
RAFI US 1500 Small-Mid ETF	1,675
For RAFI US 1000 ETF and RAFI US 1500 Small-Mid ETF, the fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
There are no amounts available for potential recapture by the Adviser as of October 31, 2025.

45

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Bloomberg MVP Multi-factor ETF	Bloomberg Index Services Limited
RAFI US 1000 ETF	RAFI Indices, LLC
RAFI US 1500 Small-Mid ETF	RAFI Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended October 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Bloomberg MVP Multi-factor ETF	$9,510
RAFI US 1000 ETF	41,578
RAFI US 1500 Small-Mid ETF	245,794
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Bloomberg MVP Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$99,090,449	$-	$-	$99,090,449
Money Market Funds	33,648	673,700	-	707,348
Total Investments	$99,124,097	$673,700	$-	$99,797,797

46

	Level 1	Level 2	Level 3	Total
RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,286,589,677	$-	$0	$8,286,589,677
Money Market Funds	1,699,020	226,937,836	-	228,636,856
Total Investments	$8,288,288,697	$226,937,836	$0	$8,515,226,533
RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,557,872,923	$-	$221,488	$2,558,094,411
Money Market Funds	3,084,808	763,976,750	-	767,061,558
Total Investments	$2,560,957,731	$763,976,750	$221,488	$3,325,155,969
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Bloomberg MVP Multi-factor ETF	$166,031,186	$-	$166,031,186
RAFI US 1000 ETF	33,641,517	370,352,048	403,993,565
RAFI US 1500 Small-Mid ETF	83,877,716	401,095,724	484,973,440

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended October 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Bloomberg MVP Multi-factor ETF	$84,789,033	$84,764,400
RAFI US 1000 ETF	601,874,659	630,170,334
RAFI US 1500 Small-Mid ETF	495,747,489	501,220,720
For the six months ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Bloomberg MVP Multi-factor ETF	$-	$13,480,300
RAFI US 1000 ETF	694,717,435	984,484,378
RAFI US 1500 Small-Mid ETF	277,686,360	363,980,066
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Bloomberg MVP Multi-factor ETF	$8,936,368	$(2,272,755)	$6,663,613	$93,134,184
RAFI US 1000 ETF	2,562,493,642	(473,922,453)	2,088,571,189	6,426,655,344
RAFI US 1500 Small-Mid ETF	610,674,540	(368,579,206)	242,095,334	3,083,060,635

47

NOTE 7—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Bloomberg MVP Multi-factor ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

49

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-BM-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2025
PKW	Invesco BuyBack AchieversTM ETF
PFM	Invesco Dividend AchieversTM ETF
DJD	Invesco Dow Jones Industrial Average Dividend ETF
PGF	Invesco Financial Preferred ETF
PEY	Invesco High Yield Equity Dividend AchieversTM ETF
PID	Invesco International Dividend AchieversTM ETF

2

Invesco BuyBack AchieversTM ETF (PKW)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-3.77%
Bumble, Inc., Class A(b)	58,770	$326,174
CarGurus, Inc.(b)	55,334	1,943,330
Cinemark Holdings, Inc.	66,955	1,808,455
DoubleVerify Holdings, Inc.(b)	98,059	1,115,911
Electronic Arts, Inc.	156,371	31,283,582
Eventbrite, Inc., Class A(b)(c)	54,683	126,318
Gambling.com Group Ltd. (Malta)(b)(c)	18,039	128,618
IAC, Inc.(b)(c)	42,020	1,353,884
Iridium Communications, Inc.(c)	60,867	1,165,603
Liberty Global Ltd., Class A (Belgium)(b)	131,356	1,444,916
Match Group, Inc.	170,980	5,529,493
Nexstar Media Group, Inc., Class A	19,465	3,809,885
Scholastic Corp.	14,361	411,730
TEGNA, Inc.	97,788	1,923,490
Travelzoo(b)(c)	5,359	45,123
Ziff Davis, Inc.(b)(c)	25,976	880,586
ZoomInfo Technologies, Inc., Class A(b)(c)	201,861	2,264,880
		55,561,978
Consumer Discretionary-18.00%
Abercrombie & Fitch Co., Class A(b)	29,014	2,104,966
Academy Sports & Outdoors, Inc.(c)	37,075	1,775,522
Adient PLC(b)	50,776	1,177,495
ADT, Inc.	425,470	3,761,155
American Eagle Outfitters, Inc.(c)	92,783	1,550,404
Autoliv, Inc. (Sweden)	57,865	6,758,632
AutoNation, Inc.(b)	21,628	4,322,788
BARK, Inc.(b)	93,081	84,499
Boyd Gaming Corp.	41,875	3,260,806
Build-A-Bear Workshop, Inc.(c)	8,203	444,767
Choice Hotels International, Inc.(c)	15,448	1,436,046
Columbia Sportswear Co.(c)	19,694	977,413
Crocs, Inc.(b)	32,264	2,635,646
D.R. Horton, Inc.	168,451	25,112,675
Dave & Buster’s Entertainment, Inc.(b)(c)	16,026	235,422
Designer Brands, Inc., Class A(c)	25,772	95,099
Dutch Bros, Inc., Class A(b)	98,910	5,493,461
eBay, Inc.	320,821	26,085,956
Etsy, Inc.(b)(c)	64,485	3,998,070
European Wax Center, Inc., Class A(b)(c)	24,129	94,103
Frontdoor, Inc.(b)	46,152	3,065,877
Garrett Motion, Inc. (Switzerland)(c)	172,572	2,923,370
General Motors Co.	676,524	46,741,043
Genesco, Inc.(b)	7,856	227,903
Golden Entertainment, Inc.(c)	12,541	253,328
H&R Block, Inc.	75,534	3,757,061
Harley-Davidson, Inc.(c)	72,844	1,965,331
Hilton Grand Vacations, Inc.(b)(c)	43,513	1,803,614
Hyatt Hotels Corp., Class A(c)	26,459	3,635,731
Las Vegas Sands Corp.	205,689	12,207,642
Lear Corp.(c)	35,985	3,765,830
Light & Wonder, Inc.(b)(c)	58,213	4,232,085
Lithia Motors, Inc., Class A	17,778	5,583,714
Lovesac Co. (The)(b)(c)	9,256	128,381
Malibu Boats, Inc., Class A(b)	10,874	303,058
Mattel, Inc.(b)	162,746	2,991,272
MGM Resorts International(b)	158,458	5,075,410
	Shares	Value
Consumer Discretionary-(continued)
NVR, Inc.(b)	1,990	$14,349,532
Phinia, Inc.	24,647	1,279,426
PVH Corp.(c)	29,249	2,291,074
RCI Hospitality Holdings, Inc.(c)	5,973	148,787
Sally Beauty Holdings, Inc.(b)	61,837	934,357
Signet Jewelers Ltd.(c)	25,942	2,564,367
Tapestry, Inc.	146,769	16,118,172
Taylor Morrison Home Corp., Class A(b)	66,005	3,912,116
TopBuild Corp.(b)	15,177	6,411,979
Travel + Leisure Co.	39,580	2,651,803
Ulta Beauty, Inc.(b)	31,477	16,364,263
United Parks & Resorts, Inc.(b)(c)	24,025	1,162,810
Wynn Resorts Ltd.	57,860	6,884,761
Zumiez, Inc.(b)(c)	8,518	184,415
		265,323,437
Consumer Staples-6.33%
Adecoagro S.A. (Brazil)	21,401	172,492
Boston Beer Co., Inc. (The), Class A(b)	6,117	1,266,158
Bunge Global S.A.	83,925	7,939,305
Coca-Cola Consolidated, Inc.	40,785	5,317,548
Kroger Co. (The)	425,497	27,074,374
Monster Beverage Corp.(b)	543,358	36,312,615
Post Holdings, Inc.(b)(c)	31,623	3,286,578
Spectrum Brands Holdings, Inc.(c)	15,336	826,304
TreeHouse Foods, Inc.(b)	28,102	511,457
US Foods Holding Corp.(b)	146,507	10,639,338
		93,346,169
Energy-9.38%
Borr Drilling Ltd. (Mexico)(c)	230,339	714,051
Chevron Corp.	485,111	76,511,707
Civitas Resources, Inc.(c)	55,529	1,600,901
CNX Resources Corp.(b)(c)	94,435	3,178,682
Delek US Holdings, Inc.	42,228	1,594,529
HF Sinclair Corp.	108,911	5,619,807
Marathon Petroleum Corp.	213,427	41,599,056
Navigator Holdings Ltd.	26,392	433,884
Par Pacific Holdings, Inc.(b)	34,368	1,374,033
PrimeEnergy Resources Corp.(b)(c)	282	38,138
REX American Resources Corp.(b)	19,528	625,482
Scorpio Tankers, Inc. (Monaco)	36,251	2,236,687
Seadrill Ltd. (Norway)(b)(c)	43,150	1,361,814
Teekay Corp. Ltd. (Bermuda)(c)	45,990	442,424
World Kinect Corp.(c)	35,189	909,636
		138,240,831
Financials-31.65%
Affiliated Managers Group, Inc.	17,270	4,109,569
American International Group, Inc.	422,119	33,330,516
Angel Oak Mortgage REIT, Inc.	15,870	143,941
Assured Guaranty Ltd.	30,981	2,496,449
AXIS Capital Holdings Ltd.	60,233	5,641,423
Bancorp, Inc. (The)(b)(c)	26,423	1,727,271
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	37,274	1,724,295
Blue Foundry Bancorp(b)	11,778	97,051
Brighthouse Financial, Inc.(b)	40,122	2,289,762
Cannae Holdings, Inc.	32,610	583,067
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
CNO Financial Group, Inc.	62,239	$2,490,805
Corebridge Financial, Inc.	198,305	6,456,811
Enova International, Inc.(b)(c)	16,489	1,971,590
Equitable Holdings, Inc.	176,942	8,740,935
Euronet Worldwide, Inc.(b)(c)	28,780	2,183,251
Federated Hermes, Inc., Class B	52,139	2,527,699
Fidelis Insurance Holdings Ltd. (United Kingdom)(c)	39,500	710,210
Fidelity National Information Services, Inc.	313,052	19,572,011
First Citizens BancShares, Inc., Class A	7,651	13,961,698
First Horizon Corp.	347,753	7,428,004
Fiserv, Inc.(b)	423,495	28,242,881
Genworth Financial, Inc., Class A(b)	242,451	2,046,286
Globe Life, Inc.	56,866	7,478,448
Goldman Sachs Group, Inc. (The)	94,598	74,672,823
Granite Point Mortgage Trust, Inc.	40,575	108,741
International Money Express, Inc.(b)	22,109	329,203
Jackson Financial, Inc., Class A	45,915	4,628,691
Loews Corp.	134,962	13,436,817
MetLife, Inc.	427,004	34,083,459
MGIC Investment Corp.	140,122	3,842,145
Navient Corp.(c)	43,413	530,941
Nuveen Churchill Direct Lending Corp.(c)	24,946	360,220
Old Republic International Corp.	153,158	6,043,615
OppFi, Inc.	21,607	210,668
P10, Inc., Class A(c)	51,981	528,127
Pathward Financial, Inc.	13,647	928,815
PayPal Holdings, Inc.(b)	744,302	51,557,799
Perella Weinberg Partners	43,300	808,844
PROG Holdings, Inc.	25,052	724,754
Radian Group, Inc.	86,971	2,951,796
RenaissanceRe Holdings Ltd. (Bermuda)(c)	25,788	6,552,473
Runway Growth Finance Corp.(c)	31,006	306,649
Sierra Bancorp	10,006	287,973
SiriusPoint Ltd. (Sweden)(b)	64,974	1,182,527
SuRo Capital Corp.(c)	19,224	195,893
Synchrony Financial	226,152	16,821,186
Unum Group	104,982	7,707,778
Wells Fargo & Co.	898,747	78,164,027
WEX, Inc.(b)(c)	22,001	3,209,506
World Acceptance Corp.(b)	3,497	445,763
		466,575,206
Health Care-11.36%
4D Molecular Therapeutics, Inc.(b)(c)	27,988	321,862
Azenta, Inc.(b)(c)	30,218	912,584
Centene Corp.(b)	323,759	11,451,356
Cigna Group (The)	205,669	50,267,560
DaVita, Inc.(b)(c)	29,382	3,497,046
Definitive Healthcare Corp.(b)	28,515	78,987
Dynavax Technologies Corp.(b)(c)	79,312	813,741
Exelixis, Inc.(b)	184,375	7,129,781
Fulcrum Therapeutics, Inc.(b)(c)	27,322	239,068
Haemonetics Corp.(b)	32,171	1,608,872
HCA Healthcare, Inc.	128,208	58,934,653
Incyte Corp.(b)	140,430	13,127,396
Molina Healthcare, Inc.(b)	33,409	5,113,582
Option Care Health, Inc.(b)	108,376	2,821,027
Premier, Inc., Class A(c)	52,382	1,472,982
Pro-Dex, Inc.(b)(c)	1,927	69,834
	Shares	Value
Health Care-(continued)
Progyny, Inc.(b)	42,694	$798,805
Roivant Sciences Ltd.(b)(c)	292,313	5,843,337
Teleflex, Inc.	22,322	2,778,419
Utah Medical Products, Inc.	2,141	124,392
		167,405,284
Industrials-4.40%
AerCap Holdings N.V. (Ireland)	138,742	18,069,758
AerSale Corp.(b)(c)	31,102	230,777
American Woodmark Corp.(b)	8,731	556,427
Atkore, Inc.	22,474	1,556,324
BlueLinx Holdings, Inc.(b)	5,608	366,987
Builders FirstSource, Inc.(b)	70,034	8,135,850
Carlisle Cos., Inc.	27,816	9,041,591
Cimpress PLC (Ireland)(b)(c)	16,138	1,116,911
Conduent, Inc.(b)	117,662	280,035
Custom Truck One Source, Inc.(b)(c)	60,128	354,154
Kelly Services, Inc., Class A	24,075	269,881
Maximus, Inc.	32,322	2,686,605
MYR Group, Inc.(b)	10,499	2,285,632
Proto Labs, Inc.(b)	12,877	640,759
RCM Technologies, Inc.(b)(c)	4,314	99,653
REV Group, Inc.	29,662	1,520,771
Ryder System, Inc.	27,937	4,727,778
Safe Bulkers, Inc. (Monaco)	46,427	217,743
Science Applications International Corp.	31,914	2,990,661
Textron, Inc.	114,423	9,246,523
Titan International, Inc.(b)(c)	35,556	268,448
Wabash National Corp.	26,987	216,436
		64,879,704
Information Technology-5.77%
Avnet, Inc.	55,734	2,700,312
Blackbaud, Inc.(b)	20,765	1,329,791
Clear Secure, Inc., Class A(c)	53,865	1,641,266
Dropbox, Inc., Class A(b)(c)	127,501	3,697,529
IPG Photonics Corp.(b)(c)	19,880	1,692,186
Jabil, Inc.	69,827	15,424,086
Nebius Group N.V., Class A (Netherlands)(b)(c)	184,441	24,128,572
ScanSource, Inc.(b)	13,490	578,788
SmartRent, Inc.(b)(c)	130,418	181,281
Twilio, Inc., Class A(b)	111,653	15,059,757
UiPath, Inc., Class A(b)(c)	287,347	4,557,323
VeriSign, Inc.	58,372	13,997,606
		84,988,497
Materials-7.43%
Ashland, Inc.(c)	31,695	1,549,885
Ball Corp.	193,382	9,088,954
CF Industries Holdings, Inc.	115,094	9,586,179
CRH PLC	517,059	61,581,727
Koppers Holdings, Inc.	12,490	352,468
Reliance, Inc.(c)	33,770	9,537,661
Ryerson Holding Corp.(c)	20,399	450,002
Steel Dynamics, Inc.	104,600	16,401,280
Sylvamo Corp.	22,466	912,120
		109,460,276
Real Estate-0.39%
Healthcare Realty Trust, Inc.(c)	228,772	4,053,840
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
JBG SMITH Properties, (Acquired 08/07/2023 - 07/29/2025; Cost $502,632)(d)	30,121	$587,058
Park Hotels & Resorts, Inc.(c)	111,247	1,144,732
		5,785,630
Utilities-1.54%
NRG Energy, Inc.	132,479	22,767,841
Total Common Stocks & Other Equity Interests (Cost $1,368,172,075)		1,474,334,853
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(e)(f) (Cost $1,207,989)	1,207,989	1,207,989
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $1,369,380,064)		1,475,542,842
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.97%
Invesco Private Government Fund, 4.13%(e)(f)(g)	20,334,863	$20,334,863
Invesco Private Prime Fund, 4.30%(e)(f)(g)	52,942,400	52,958,283
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,293,968)		73,293,146
TOTAL INVESTMENTS IN SECURITIES-105.07% (Cost $1,442,674,032)		1,548,835,988
OTHER ASSETS LESS LIABILITIES-(5.07)%		(74,784,106)
NET ASSETS-100.00%		$1,474,051,882

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)	Restricted security. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,335,636	$13,300,469	$(13,428,116)	$-	$-	$1,207,989	$36,031
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,425,128	119,285,270	(113,375,535)	-	-	20,334,863	355,545 *
Invesco Private Prime Fund	38,420,365	253,926,586	(239,391,987)	1,380	1,939	52,958,283	953,345 *
Total	$54,181,129	$386,512,325	$(366,195,638)	$1,380	$1,939	$74,501,135	$1,344,921

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dividend AchieversTM ETF (PFM)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.10%
Cogent Communications Holdings, Inc.(b)	1,413	$58,286
Comcast Corp., Class A	105,985	2,950,092
John Wiley & Sons, Inc., Class A	1,280	47,194
Nexstar Media Group, Inc., Class A	868	169,894
Verizon Communications, Inc.	121,343	4,822,171
		8,047,637
Consumer Discretionary-4.37%
Best Buy Co., Inc.	6,078	499,247
Brunswick Corp.(b)	1,880	124,287
Churchill Downs, Inc.	2,019	200,285
D.R. Horton, Inc.	8,574	1,278,212
Dick’s Sporting Goods, Inc.(b)	1,626	360,078
Dillard’s, Inc., Class A(b)	336	201,627
Domino’s Pizza, Inc.	973	387,702
Genuine Parts Co.	3,996	508,731
Haverty Furniture Cos., Inc.(b)	435	9,487
Home Depot, Inc. (The)	28,646	10,873,735
Johnson Outdoors, Inc., Class A	265	10,793
Lithia Motors, Inc., Class A	732	229,907
Lowe’s Cos., Inc.	16,142	3,843,894
Matthews International Corp., Class A(b)	881	20,633
McDonald’s Corp.	20,539	6,129,454
NIKE, Inc., Class B	34,189	2,208,267
Polaris, Inc.(b)	1,617	106,884
Pool Corp.	1,070	285,754
Service Corp. International	4,030	336,545
Shoe Carnival, Inc.(b)	781	14,316
Starbucks Corp.	32,712	2,645,419
Thor Industries, Inc.	1,530	159,655
Tractor Supply Co.(b)	15,232	824,204
Williams-Sonoma, Inc.	3,505	681,162
		31,940,278
Consumer Staples-11.31%
Altria Group, Inc.	48,343	2,725,578
Andersons, Inc. (The)	980	45,384
Archer-Daniels-Midland Co.	13,809	835,859
Brown-Forman Corp., Class B(b)	8,729	237,691
Casey’s General Stores, Inc.	1,068	548,087
Church & Dwight Co., Inc.	7,002	614,005
Clorox Co. (The)	3,520	395,859
Coca-Cola Co. (The)	123,857	8,533,747
Colgate-Palmolive Co.	23,261	1,792,260
Costco Wholesale Corp.	12,762	11,631,925
Flowers Foods, Inc.	6,073	72,451
Hershey Co. (The)	4,257	722,115
Hormel Foods Corp.	15,812	341,381
Ingredion, Inc.	1,847	213,162
J&J Snack Foods Corp.(b)	563	47,658
J.M. Smucker Co. (The)	3,068	317,691
Kimberly-Clark Corp.	9,546	1,142,752
Kroger Co. (The)	19,029	1,210,815
Marzetti Co. (The)	787	123,394
McCormick & Co., Inc.	7,275	466,764
Mondelez International, Inc., Class A	37,238	2,139,696
Oil-Dri Corp.of America	299	16,562
PepsiCo, Inc.	39,404	5,756,530
	Shares	Value
Consumer Staples-(continued)
Philip Morris International, Inc.	44,798	$6,465,695
Procter & Gamble Co. (The)	67,356	10,128,322
Sysco Corp.	13,760	1,022,093
Target Corp.	13,078	1,212,592
Tootsie Roll Industries, Inc.(b)	1,200	42,348
Tyson Foods, Inc., Class A	8,212	422,179
Universal Corp.	719	36,439
Walmart, Inc.	229,449	23,215,650
WD-40 Co.	391	75,963
		82,552,647
Energy-3.97%
Chevron Corp.	58,853	9,282,295
Delek Logistics Partners L.P.	1,537	68,473
Enterprise Products Partners L.P.	62,316	1,918,710
Exxon Mobil Corp.	122,695	14,031,400
MPLX L.P.	29,331	1,488,842
Phillips 66 Co.	11,631	1,583,444
Texas Pacific Land Corp.	665	627,348
		29,000,512
Financials-19.89%
1st Source Corp.	709	42,143
Aflac, Inc.	15,390	1,649,654
Alerus Financial Corp.(b)	725	15,312
Allstate Corp. (The)	7,585	1,452,679
American Financial Group, Inc.	2,394	315,242
Ameriprise Financial, Inc.	2,712	1,227,912
AMERISAFE, Inc.	549	22,004
Aon PLC, Class A	6,208	2,114,941
Arbor Realty Trust, Inc.(b)	5,527	55,767
Arrow Financial Corp.	476	13,276
Arthur J. Gallagher & Co.	7,380	1,841,236
Associated Banc-Corp(b)	4,770	118,153
Assurant, Inc.	1,450	306,994
Assured Guaranty Ltd.	1,368	110,233
Atlantic Union Bankshares Corp., Class B	4,095	133,169
BancFirst Corp.(b)	954	103,852
Bank First Corp.(b)	284	34,682
Bank of America Corp.	213,168	11,393,830
Bank of New York Mellon Corp. (The)	20,297	2,190,655
Bank OZK	3,240	145,768
Bar Harbor Bankshares	482	14,137
BlackRock, Inc.	4,457	4,826,084
BOK Financial Corp.(b)	1,831	191,486
Brown & Brown, Inc.	9,490	756,733
Cadence Bank	5,353	202,022
Capital City Bank Group, Inc.	493	19,178
Cass Information Systems, Inc.	382	15,101
Cboe Global Markets, Inc.	3,007	738,640
Chubb Ltd.	11,474	3,177,610
Cincinnati Financial Corp.	4,496	695,037
City Holding Co.(b)	419	49,392
Civista Bancshares, Inc.	558	12,014
CME Group, Inc., Class A	10,373	2,753,928
CNO Financial Group, Inc.	2,799	112,016
Cohen & Steers, Inc.	1,466	100,157
Commerce Bancshares, Inc.	3,833	201,731
Community Financial System, Inc.(b)	1,520	84,330
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dividend AchieversTM ETF (PFM)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Community Trust Bancorp, Inc.	523	$26,775
Cullen/Frost Bankers, Inc.(b)	1,851	227,932
Donegal Group, Inc., Class A	885	16,594
Enterprise Financial Services Corp.	1,061	55,565
Erie Indemnity Co., Class A	1,327	388,333
Evercore, Inc., Class A	1,107	326,078
FactSet Research Systems, Inc.	1,084	289,211
Federal Agricultural Mortgage Corp., Class C	272	43,150
Fidelity National Financial, Inc.	7,815	431,701
Fifth Third Bancorp	19,030	792,029
First American Financial Corp.	2,926	182,904
First Business Financial Services, Inc.	240	12,146
First Community Bankshares, Inc.(b)	529	17,108
First Financial Bankshares, Inc.	4,112	127,020
First Financial Corp.	342	18,235
First Merchants Corp.	1,661	58,932
Franklin Resources, Inc.	14,929	337,545
German American Bancorp, Inc.	1,075	41,431
Globe Life, Inc.	2,325	305,761
Goldman Sachs Group, Inc. (The)	8,712	6,876,991
Hanover Insurance Group, Inc. (The)	1,025	175,152
Hartford Insurance Group, Inc. (The)	8,089	1,004,492
Heritage Financial Corp.	973	21,591
Home BancShares, Inc.	5,665	151,312
Horace Mann Educators Corp.	1,168	52,221
Independent Bank Corp.	1,435	96,561
Independent Bank Corp.	599	18,102
Intercontinental Exchange, Inc.	16,477	2,410,420
International Bancshares Corp.	1,789	118,754
Jack Henry & Associates, Inc.	2,099	312,625
JPMorgan Chase & Co.	79,136	24,620,792
Lakeland Financial Corp.(b)	729	41,589
Main Street Capital Corp.(b)	2,569	146,228
MarketAxess Holdings, Inc.	1,071	171,424
Marsh & McLennan Cos., Inc.	14,147	2,520,288
Mastercard, Inc., Class A	25,823	14,254,038
Mercantile Bank Corp.	470	20,610
MetLife, Inc.	19,141	1,527,835
Moody’s Corp.	5,160	2,478,348
Morgan Stanley	45,941	7,534,324
Morningstar, Inc.	1,211	257,095
MSCI, Inc.	2,223	1,308,347
Nasdaq, Inc.	16,515	1,411,867
NBT Bancorp, Inc.	1,506	60,948
Nelnet, Inc., Class A(b)	729	94,078
Northrim BanCorp, Inc.	636	13,979
Old Republic International Corp.	7,143	281,863
PNC Financial Services Group, Inc. (The)	11,333	2,068,839
Primerica, Inc.(b)	928	241,159
Principal Financial Group, Inc.	6,408	538,528
Prosperity Bancshares, Inc.	2,730	179,689
Prudential Financial, Inc.	10,131	1,053,624
Raymond James Financial, Inc.	5,732	909,496
Regions Financial Corp.	25,651	620,754
Reinsurance Group of America, Inc.	1,903	347,221
RenaissanceRe Holdings Ltd. (Bermuda)(b)	1,356	344,546
Republic Bancorp, Inc., Class A	502	33,082
RLI Corp.	2,638	155,537
S&P Global, Inc.	8,787	4,281,114
S&T Bancorp, Inc.(b)	1,100	40,304
	Shares	Value
Financials-(continued)
SEI Investments Co.	3,558	$286,810
Selective Insurance Group, Inc.	1,751	131,920
ServisFirst Bancshares, Inc.	1,571	110,394
Simmons First National Corp., Class A	4,159	72,283
Southern Missouri Bancorp, Inc.(b)	326	17,095
Southside Bancshares, Inc.	861	24,211
SouthState Bank Corp.	2,909	257,883
State Street Corp.	8,162	944,017
Stock Yards Bancorp, Inc.(b)	843	54,812
T. Rowe Price Group, Inc.	6,320	647,990
Tompkins Financial Corp.	417	26,463
Towne Bank	2,163	70,319
Travelers Cos., Inc. (The)	6,476	1,739,583
TriCo Bancshares	932	41,222
U.S. Bancorp	44,787	2,090,657
UMB Financial Corp.	2,178	232,785
United Bankshares, Inc.	4,070	145,665
United Community Banks, Inc.	3,496	102,083
Unity Bancorp, Inc.	290	13,169
Unum Group	4,915	360,859
Visa, Inc., Class A	48,887	16,657,756
W.R. Berkley Corp.	10,913	778,533
WaFd, Inc.	2,261	65,637
WesBanco, Inc.	2,758	83,016
Westamerica Bancorporation	727	34,642
Wintrust Financial Corp.	1,927	250,549
Zions Bancorporation N.A.	4,243	221,103
		145,192,771
Health Care-14.82%
Abbott Laboratories	50,088	6,191,879
AbbVie, Inc.	50,843	11,085,808
Agilent Technologies, Inc.	8,157	1,193,859
Amgen, Inc.	15,492	4,623,278
Becton, Dickinson and Co.	8,247	1,473,821
Bristol-Myers Squibb Co.	58,576	2,698,596
Cardinal Health, Inc.	6,871	1,310,781
Cencora, Inc.	5,579	1,884,642
Chemed Corp.	421	181,577
Danaher Corp.	20,610	4,438,982
Elevance Health, Inc.	6,477	2,054,504
Eli Lilly and Co.	27,238	23,502,581
Ensign Group, Inc. (The)	1,660	298,966
Johnson & Johnson	69,311	13,090,769
LeMaitre Vascular, Inc.(b)	654	56,643
McKesson Corp.	3,583	2,907,031
Medtronic PLC	36,912	3,347,918
Merck & Co., Inc.	71,884	6,180,586
National HealthCare Corp.(b)	448	53,509
Perrigo Co. PLC	3,953	81,985
Pfizer, Inc.	163,624	4,033,332
Quest Diagnostics, Inc.	3,216	565,855
ResMed, Inc.	4,213	1,040,105
STERIS PLC	2,831	667,267
Stryker Corp.	11,000	3,918,640
UnitedHealth Group, Inc.	26,065	8,902,761
West Pharmaceutical Services, Inc.	2,071	584,167
Zoetis, Inc.	12,754	1,837,724
		108,207,566
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dividend AchieversTM ETF (PFM)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Industrials-11.05%
A.O. Smith Corp.	3,288	$216,975
ABM Industries, Inc.	1,792	77,056
Advanced Drainage Systems, Inc.	2,231	312,452
AGCO Corp.	2,149	221,691
Air Lease Corp., Class A	3,215	205,310
Alamo Group, Inc.	350	62,552
Allegion PLC(b)	2,465	408,623
Apogee Enterprises, Inc.	622	22,771
Applied Industrial Technologies, Inc.	1,083	278,429
Automatic Data Processing, Inc.	11,658	3,034,577
Booz Allen Hamilton Holding Corp.	3,547	309,157
Brady Corp., Class A	1,257	95,419
Broadridge Financial Solutions, Inc.	3,370	742,748
C.H. Robinson Worldwide, Inc.	3,398	523,258
Carlisle Cos., Inc.	1,227	398,836
Caterpillar, Inc.	13,485	7,784,351
Cintas Corp.	11,598	2,125,566
Comfort Systems USA, Inc.	1,013	978,133
CSG Systems International, Inc.	823	64,416
CSX Corp.	53,655	1,932,653
Cummins, Inc.	3,964	1,734,964
Donaldson Co., Inc.	3,364	283,417
Dover Corp.	3,940	714,952
Eaton Corp. PLC	11,202	4,274,235
Emerson Electric Co.	16,199	2,260,894
Expeditors International of Washington, Inc.	3,899	475,288
Exponent, Inc.	1,451	102,745
Fastenal Co.	33,028	1,359,102
Franklin Electric Co., Inc.	1,285	121,779
GATX Corp.	1,020	159,987
General Dynamics Corp.	7,744	2,670,906
Gorman-Rupp Co. (The)	752	33,817
Graco, Inc.	4,766	389,716
Griffon Corp.	1,337	98,951
HEICO Corp.(b)	1,583	503,030
Hillenbrand, Inc.	2,029	64,116
HNI Corp.(b)	1,316	53,851
Honeywell International, Inc.	18,270	3,678,299
Hubbell, Inc.	1,528	718,160
Huntington Ingalls Industries, Inc.	1,126	362,595
Hyster-Yale, Inc.	412	14,807
IDEX Corp.	2,160	370,354
Illinois Tool Works, Inc.	8,388	2,046,001
Insperity, Inc.	1,080	47,650
ITT, Inc.	2,238	414,187
J.B. Hunt Transport Services, Inc.	2,782	469,769
Kadant, Inc.(b)	340	94,064
L3Harris Technologies, Inc.	5,383	1,556,225
Landstar System, Inc.	993	127,531
Lennox International, Inc.	1,009	509,545
Lincoln Electric Holdings, Inc.	1,587	372,072
Lindsay Corp.	314	34,929
Lockheed Martin Corp.	6,717	3,303,958
Masco Corp.	6,020	389,855
Matson, Inc.	910	91,865
MSA Safety, Inc.	1,123	176,345
Mueller Water Products, Inc., Class A	4,494	115,316
Nordson Corp.	1,616	374,831
Northrop Grumman Corp.	4,120	2,403,814
Oshkosh Corp.	1,842	227,100
	Shares	Value
Industrials-(continued)
Owens Corning	2,401	$305,671
Paychex, Inc.	10,351	1,211,378
Republic Services, Inc.	8,987	1,871,453
Robert Half, Inc.	2,925	76,606
Rockwell Automation, Inc.	3,238	1,192,750
RTX Corp.	38,521	6,875,999
Ryder System, Inc.	1,171	198,168
Simpson Manufacturing Co., Inc.	1,194	210,741
Snap-on, Inc.	1,500	503,325
Standex International Corp.	349	81,397
Stanley Black & Decker, Inc.	4,451	301,422
Tennant Co.	534	42,720
Tetra Tech, Inc.	7,556	241,641
Timken Co. (The)	2,005	157,413
Toro Co. (The)	2,836	211,934
Trane Technologies PLC	6,407	2,874,501
Trinity Industries, Inc.	2,320	63,498
UFP Industries, Inc.(b)	1,692	155,884
Union Pacific Corp.	17,066	3,760,834
United Parcel Service, Inc., Class B	21,181	2,042,272
W.W. Grainger, Inc.	1,376	1,347,104
Waste Management, Inc.	11,594	2,316,133
Watsco, Inc.	1,000	368,010
Watts Water Technologies, Inc., Class A	784	213,718
Xylem, Inc.	7,004	1,056,553
		80,677,120
Information Technology-24.99%
Accenture PLC, Class A	17,928	4,483,793
Amphenol Corp., Class A	35,140	4,896,408
Analog Devices, Inc.	14,157	3,314,578
Apple, Inc.	122,718	33,179,266
Avnet, Inc.	2,396	116,086
Badger Meter, Inc.	843	152,119
Broadcom, Inc.	95,788	35,406,118
CDW Corp.	3,764	599,869
Cisco Systems, Inc.	113,967	8,332,127
Dolby Laboratories, Inc., Class A(b)	1,761	116,789
HP, Inc.	26,869	743,465
International Business Machines Corp.	26,806	8,240,432
Intuit, Inc.	8,025	5,357,089
KLA Corp.	3,795	4,587,168
Lam Research Corp.	36,426	5,735,638
Littelfuse, Inc.	716	174,210
Microchip Technology, Inc.	15,530	969,383
Microsoft Corp.	56,223	29,112,832
Motorola Solutions, Inc.	4,797	1,950,988
Oracle Corp.	80,837	21,228,605
Power Integrations, Inc.(b)	1,613	67,569
QUALCOMM, Inc.	31,050	5,616,945
Roper Technologies, Inc.	3,098	1,382,173
Skyworks Solutions, Inc.	4,266	331,553
TE Connectivity PLC (Switzerland)	8,503	2,100,326
Texas Instruments, Inc.	26,166	4,224,762
		182,420,291
Materials-2.67%
Air Products and Chemicals, Inc.	6,408	1,554,517
Albemarle Corp.	3,386	332,607
AptarGroup, Inc.	1,896	219,955
Ashland, Inc.	1,313	64,206
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dividend AchieversTM ETF (PFM)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Avery Dennison Corp.	2,237	$391,229
Avient Corp.	2,630	84,344
Balchem Corp.	929	142,499
Cabot Corp.	1,530	103,244
Eastman Chemical Co.	3,304	196,654
Ecolab, Inc.	8,160	2,092,224
H.B. Fuller Co.	1,552	89,038
Hawkins, Inc.	603	85,536
Innospec, Inc.	718	52,830
Linde PLC	13,498	5,646,213
LyondellBasell Industries N.V., Class A	9,251	429,431
Materion Corp.	599	68,663
Nucor Corp.	6,603	990,780
PPG Industries, Inc.	6,484	633,811
Quaker Chemical Corp.(b)	503	69,862
Reliance, Inc.	1,512	427,034
Royal Gold, Inc.	2,420	422,992
RPM International, Inc.	3,684	402,588
Sherwin-Williams Co. (The)	7,176	2,475,290
Silgan Holdings, Inc.(b)	3,077	118,834
Solstice Advanced Materials, Inc.(c)	4,574	206,150
Sonoco Products Co.	2,835	115,016
Steel Dynamics, Inc.	4,231	663,421
Stepan Co.	654	28,351
Vulcan Materials Co.	3,800	1,100,100
Westlake Corp.(b)	3,683	253,427
		19,460,846
Real Estate-1.59%
Agree Realty Corp.	3,183	232,391
Alexandria Real Estate Equities, Inc.	4,976	289,703
American Tower Corp.	13,478	2,412,292
CareTrust REIT, Inc.	6,423	222,557
CubeSmart	6,551	246,776
EastGroup Properties, Inc.	1,533	267,554
Equity LifeStyle Properties, Inc.(b)	5,570	340,049
Essex Property Trust, Inc.	1,854	466,782
First Industrial Realty Trust, Inc.	3,803	210,230
Getty Realty Corp.(b)	1,628	44,656
Gladstone Land Corp.(b)	1,037	9,395
Mid-America Apartment Communities, Inc.	3,368	431,879
NNN REIT, Inc.	5,425	219,496
Prologis, Inc.	26,712	3,314,692
Realty Income Corp.	26,315	1,525,744
Regency Centers Corp.	5,216	359,643
Rexford Industrial Realty, Inc.	6,801	281,017
STAG Industrial, Inc.	5,364	205,280
Terreno Realty Corp.(b)	2,970	169,676
UDR, Inc.	9,522	320,796
Universal Health Realty Income Trust	401	15,326
		11,585,934
Utilities-4.20%
AES Corp. (The)	20,473	283,960
Alliant Energy Corp.	7,388	493,666
Ameren Corp.	7,777	793,410
American Electric Power Co., Inc.	15,389	1,850,681
American States Water Co.	1,105	78,798
American Water Works Co., Inc.	5,608	720,235
Artesian Resources Corp., Class A	272	8,767
Atmos Energy Corp.	4,616	792,660
	Shares	Value
Utilities-(continued)
Avista Corp.	2,328	$88,580
Black Hills Corp.	2,098	133,076
Brookfield Infrastructure Partners L.P. (Canada)	13,280	453,778
Brookfield Renewable Partners L.P. (Canada)	8,157	249,115
California Water Service Group	1,714	76,067
Chesapeake Utilities Corp.	681	86,678
CMS Energy Corp.	8,605	632,898
Consolidated Edison, Inc.	10,381	1,011,213
DTE Energy Co.	5,969	809,038
Duke Energy Corp.	22,376	2,781,337
Edison International	11,060	612,503
Entergy Corp.	12,847	1,234,468
Essential Utilities, Inc.	8,059	314,543
Evergy, Inc.	6,613	507,945
Eversource Energy	10,673	787,774
H2O America	1,011	46,759
IDACORP, Inc.	1,554	200,497
MGE Energy, Inc.	1,048	86,848
Middlesex Water Co.	521	29,942
National Fuel Gas Co.	2,596	204,850
New Jersey Resources Corp.	2,887	127,894
NextEra Energy, Inc.	59,266	4,824,252
NiSource, Inc.	13,540	570,169
Northwest Natural Holding Co.	1,175	53,498
NorthWestern Energy Group, Inc.	1,767	105,437
OGE Energy Corp.	5,790	255,571
ONE Gas, Inc.	1,726	138,408
Otter Tail Corp.(b)	1,203	92,896
Pinnacle West Capital Corp.	3,436	304,155
Portland General Electric Co.	3,151	143,938
Public Service Enterprise Group, Inc.	14,363	1,157,083
Sempra	18,778	1,726,449
Southern Co. (The)(b)	31,659	2,977,212
Spire, Inc.	1,698	146,707
UGI Corp.	6,181	206,631
Unitil Corp.	511	24,911
WEC Energy Group, Inc.	9,266	1,035,290
Xcel Energy, Inc.	17,020	1,381,513
York Water Co. (The)	417	12,956
		30,655,056
Total Common Stocks & Other Equity Interests (Cost $509,755,922)		729,740,658
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $422,417)	422,417	422,417
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $510,178,339)		730,163,075
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.70%
Invesco Private Government Fund, 4.13%(d)(e)(f)	1,420,929	1,420,929
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dividend AchieversTM ETF (PFM)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.30%(d)(e)(f)	3,698,378	$3,699,488
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,120,531)		5,120,417
TOTAL INVESTMENTS IN SECURITIES-100.72% (Cost $515,298,870)		735,283,492
OTHER ASSETS LESS LIABILITIES-(0.72)%		(5,277,723)
NET ASSETS-100.00%		$730,005,769

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$766,849	$8,064,152	$(8,408,584)	$-	$-	$422,417	$17,339
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,748,139	21,064,311	(23,391,521)	-	-	1,420,929	59,537 *
Invesco Private Prime Fund	9,743,106	40,566,761	(46,611,210)	337	494	3,699,488	161,121 *
Total	$14,258,094	$69,695,224	$(78,411,315)	$337	$494	$5,542,834	$237,997

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dow Jones Industrial Average Dividend ETF (DJD)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Communication Services-11.34%
Verizon Communications, Inc.	890,611	$35,392,881
Walt Disney Co. (The)	46,119	5,193,922
		40,586,803
Consumer Discretionary-10.65%
Home Depot, Inc. (The)	33,848	12,848,362
McDonald’s Corp.	46,659	13,924,446
NIKE, Inc., Class B	176,066	11,372,103
		38,144,911
Consumer Staples-10.89%
Coca-Cola Co. (The)	262,109	18,059,310
Procter & Gamble Co. (The)	102,996	15,487,508
Walmart, Inc.	53,882	5,451,781
		38,998,599
Energy-7.17%
Chevron Corp.	162,647	25,652,685
Financials-11.50%
American Express Co.	16,525	5,961,063
Goldman Sachs Group, Inc. (The)	13,227	10,440,997
JPMorgan Chase & Co.	34,891	10,855,288
Travelers Cos., Inc. (The)	35,908	9,645,607
Visa, Inc., Class A	12,544	4,274,243
		41,177,198
Health Care-23.25%
Amgen, Inc.	75,105	22,413,585
	Shares	Value
Health Care-(continued)
Johnson & Johnson	100,676	$19,014,676
Merck & Co., Inc.	289,758	24,913,393
UnitedHealth Group, Inc.	49,416	16,878,529
		83,220,183
Industrials-10.15%
3M Co.	74,107	12,338,815
Caterpillar, Inc.	20,118	11,613,317
Honeywell International, Inc.	61,491	12,379,983
		36,332,115
Information Technology-13.52%
Apple, Inc.	12,008	3,246,603
Cisco Systems, Inc.	214,879	15,709,804
International Business Machines Corp.	67,513	20,754,171
Microsoft Corp.	8,278	4,286,431
NVIDIA Corp.	818	165,637
Salesforce, Inc.	16,271	4,237,131
		48,399,777
Materials-1.33%
Sherwin-Williams Co. (The)	13,827	4,769,485
TOTAL INVESTMENTS IN SECURITIES-99.80% (Cost $321,572,554)		357,281,756
OTHER ASSETS LESS LIABILITIES-0.20%		718,891
NET ASSETS-100.00%		$358,000,647

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$385,164	$6,004,923	$(6,390,087)	$-	$-	$-	$6,828
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	29,976,956	(29,976,956)	-	-	-	7,288 *
Invesco Private Prime Fund	-	65,614,366	(65,613,453)	-	(913)	-	21,062 *
Total	$385,164	$101,596,245	$(101,980,496)	$-	$(913)	$-	$35,178

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Financial Preferred ETF (PGF)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Preferred Stocks-100.02%
Banks-53.99%
Bank of America Corp.
Series PP, Pfd., 4.13%	415,595	$7,214,729
Series QQ, Pfd., 4.25%(b)	589,134	10,533,716
Series NN, Pfd., 4.38%(b)	489,147	8,985,630
Series SS, Pfd., 4.75%(b)	311,921	6,303,923
Series LL, Pfd., 5.00%(b)	591,488	12,628,269
Series KK, Pfd., 5.38%	625,691	14,328,324
Series HH, Pfd., 5.88%(b)	388,486	9,692,726
Series GG, Pfd., 6.00%(b)	613,221	15,557,417
Bank OZK, Series A, Pfd., 4.63%	222,814	3,827,945
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%	286,477	5,700,892
Series I, Pfd., 6.50%(c)	254,646	6,460,369
Pfd., 7.38%(b)	254,646	6,725,201
Comerica, Inc., Series B, Pfd., 6.88%(c)	254,646	6,534,216
Fifth Third Bancorp, Series K, Pfd., 4.95%(b)	159,155	3,234,030
First Citizens BancShares, Inc., Series A, Pfd., 5.38%	219,631	4,919,734
Flagstar Bank N.A, Series A, Pfd., 6.38%(b)(c)	327,858	7,124,354
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	318,305	5,748,588
Series J, Pfd., 6.88%(c)	206,900	5,313,192
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%	905,599	17,251,661
Series JJ, Pfd., 4.55%(b)	679,199	13,699,444
Series LL, Pfd., 4.63%	841,208	17,143,819
Series GG, Pfd., 4.75%	410,294	8,640,792
Series DD, Pfd., 5.75%	771,510	19,472,912
Series EE, Pfd., 6.00%(b)	841,277	21,629,232
KeyCorp
Series G, Pfd., 5.63%	286,477	6,362,654
Series F, Pfd., 5.65%	270,560	6,068,661
Series E, Pfd., 6.13%(c)	318,305	7,916,245
Pfd., 6.20%(c)	381,969	9,572,143
M&T Bank Corp.
Series H, Pfd., 5.63%(c)	159,155	3,982,058
Series J, Pfd., 7.50%	477,460	12,700,436
Regions Financial Corp.
Series E, Pfd., 4.45%	254,646	4,609,093
Series C, Pfd., 5.70%(b)(c)	318,305	7,852,584
Pfd., 6.95%(c)	318,305	8,158,157
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	190,982	4,029,720
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	588,869	11,765,603
Series O, Pfd., 5.25%(b)	366,055	8,254,540
U.S. Bancorp
Series L, Pfd., 3.75%	318,305	5,000,572
Series M, Pfd., 4.00%(b)	477,460	7,949,709
Series O, Pfd., 4.50%(b)	286,477	5,474,576
Series K, Pfd., 5.50%(b)	366,055	8,624,256
UMB Financial Corp., Pfd., 7.75%(c)	190,982	5,156,514
WaFd, Inc., Series A, Pfd., 4.88%	190,982	3,158,842
	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series DD, Pfd., 4.25%	568,896	$10,097,904
Series CC, Pfd., 4.38%	476,020	8,739,727
Series AA, Pfd., 4.70%	532,600	10,518,850
Series Z, Pfd., 4.75%	911,259	18,124,942
Series Y, Pfd., 5.63%(b)	312,430	7,710,772
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	190,982	4,043,089
		424,542,762
Capital Markets-15.89%
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(c)	318,305	8,199,537
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	381,969	7,620,282
Series D, Pfd., 5.95%(b)	477,460	11,989,021
Morgan Stanley
Series O, Pfd., 4.25%	589,236	10,735,880
Series L, Pfd., 4.88%	227,820	4,788,776
Series K, Pfd., 5.85%	456,412	11,131,889
Series I, Pfd., 6.38%(b)	453,632	11,408,845
Series P, Pfd., 6.50%(b)	452,799	11,596,182
Series Q, Pfd., 6.63%(b)	454,724	11,895,580
Series F, Pfd., 6.88%	384,915	9,707,556
Series E, Pfd., 7.13%	391,665	10,018,791
Northern Trust Corp., Series E, Pfd., 4.70%	254,646	5,085,281
State Street Corp., Series G, Pfd., 5.35% (3 mo. Term SOFR + 3.97%)	318,305	7,289,184
Stifel Financial Corp., Series D, Pfd., 4.50%(b)	190,982	3,464,413
		124,931,217
Consumer Finance-6.72%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	204,096	3,512,492
Series L, Pfd., 4.38%(b)	324,154	5,598,139
Series J, Pfd., 4.80%	600,285	11,411,418
Series I, Pfd., 5.00%	720,344	14,306,032
Synchrony Financial
Series A, Pfd., 5.63%	477,460	9,573,073
Series B, Pfd., 8.25%(c)	318,305	8,406,435
		52,807,589
Financial Services-3.54%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	190,982	3,277,251
Series A, Pfd., 5.25%(b)	509,292	10,730,783
Jackson Financial, Inc., Pfd., 8.00%(c)	350,137	9,208,603
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	190,982	4,658,051
		27,874,688
Insurance-19.88%
Allstate Corp. (The)
Series I, Pfd., 4.75%	190,982	3,848,287
Series H, Pfd., 5.10%	732,106	15,952,590
Series J, Pfd., 7.38%(b)	381,969	10,133,638
American National Group, Inc., Pfd., 7.38%	190,982	4,860,492
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Financial Preferred ETF (PGF)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Insurance-(continued)
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	318,305	$5,602,168
Series F, Pfd., 5.45%	210,083	4,481,070
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	159,155	3,374,086
Pfd., 5.63% (Bermuda)	159,155	3,364,537
Athene Holding Ltd.
Series D, Pfd., 4.88%	366,055	6,468,192
Series B, Pfd., 5.63%(b)	219,631	4,623,233
Series A, Pfd., 6.35%(c)	549,078	13,699,496
Series E, Pfd., 7.75%(c)	318,305	8,170,889
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	350,137	7,373,885
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%	222,814	2,584,642
Series C, Pfd., 5.38%(b)	366,055	4,667,201
Series A, Pfd., 6.60%(b)	270,560	4,144,979
Series B, Pfd., 6.75%	256,235	4,012,640
Hartford Insurance Group, Inc. (The), Series G, Pfd., 6.00%(b)	219,631	5,539,094
Lincoln National Corp., Series D, Pfd., 9.00%(b)	318,305	8,622,882
MetLife, Inc.
Series F, Pfd., 4.75%	636,615	13,190,663
Series E, Pfd., 5.63%(b)	512,474	12,565,863
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	318,305	5,322,060
Series F, Pfd., 5.75% (Bermuda)	159,155	3,681,255
		156,283,842
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $883,772,240)		786,440,098
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.26%
Invesco Private Government Fund, 4.13%(d)(e)(f)	4,939,953	$4,939,953
Invesco Private Prime Fund, 4.30%(d)(e)(f)	12,807,794	12,811,636
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,751,572)		17,751,589
TOTAL INVESTMENTS IN SECURITIES-102.28% (Cost $901,523,812)		804,191,687
OTHER ASSETS LESS LIABILITIES-(2.28)%		(17,946,750)
NET ASSETS-100.00%		$786,244,937

Investment Abbreviations:
Pfd.	-Preferred
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$25,001,975	$(25,001,975)	$-	$-	$-	$16,750
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Financial Preferred ETF (PGF)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$17,074,247	$22,666,498	$(34,800,792)	$-	$-	$4,939,953	$277,801 *
Invesco Private Prime Fund	44,360,035	51,973,711	(83,524,930)	3,437	(617)	12,811,636	744,823 *
Total	$61,434,282	$99,642,184	$(143,327,697)	$3,437	$(617)	$17,751,589	$1,039,374

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Air Freight & Logistics-3.56%
United Parcel Service, Inc., Class B	391,352	$37,734,160
Banks-12.05%
Associated Banc-Corp(b)	571,509	14,156,278
Atlantic Union Bankshares Corp., Class B	486,640	15,825,533
Regions Financial Corp.	608,903	14,735,453
Simmons First National Corp., Class A	893,937	15,536,625
U.S. Bancorp	383,164	17,886,095
United Bankshares, Inc.	459,925	16,460,716
WaFd, Inc.(b)	494,184	14,346,161
WesBanco, Inc.	624,169	18,787,487
		127,734,348
Capital Markets-5.45%
Franklin Resources, Inc.	881,101	19,921,693
Main Street Capital Corp.(b)	309,039	17,590,500
T. Rowe Price Group, Inc.	197,985	20,299,402
		57,811,595
Chemicals-3.42%
LyondellBasell Industries N.V., Class A	779,739	36,195,484
Consumer Staples Distribution & Retail-1.95%
Target Corp.	223,156	20,691,024
Containers & Packaging-1.65%
Sonoco Products Co.	429,682	17,432,199
Diversified Telecommunication Services-6.86%
Cogent Communications Holdings, Inc.(b)	1,153,436	47,579,235
Verizon Communications, Inc.	632,821	25,148,306
		72,727,541
Electric Utilities-10.37%
Edison International	473,047	26,197,343
Evergy, Inc.	240,186	18,448,687
Eversource Energy	326,607	24,106,863
Pinnacle West Capital Corp.	204,800	18,128,896
Portland General Electric Co.(b)	505,464	23,089,595
		109,971,384
Food Products-6.79%
Archer-Daniels-Midland Co.	236,338	14,305,539
Flowers Foods, Inc.(b)	1,953,857	23,309,514
Hormel Foods Corp.	813,465	17,562,710
J.M. Smucker Co. (The)	162,331	16,809,375
		71,987,138
Gas Utilities-6.00%
Northwest Natural Holding Co.	519,129	23,635,943
Spire, Inc.(b)	242,131	20,920,119
UGI Corp.(b)	571,058	19,090,469
		63,646,531
Independent Power and Renewable Electricity Producers-2.28%
AES Corp. (The)	1,745,088	24,204,371
Insurance-1.99%
Prudential Financial, Inc.	203,223	21,135,192
Leisure Products-2.37%
Polaris, Inc.(b)	379,572	25,089,709
	Shares	Value
Machinery-3.46%
Stanley Black & Decker, Inc.	271,487	$18,385,100
Trinity Industries, Inc.	667,381	18,266,218
		36,651,318
Media-2.83%
John Wiley & Sons, Inc., Class A(b)	391,845	14,447,325
Nexstar Media Group, Inc., Class A	79,402	15,541,354
		29,988,679
Multi-Utilities-6.47%
Avista Corp.	665,451	25,320,410
Black Hills Corp.	341,972	21,691,284
NorthWestern Energy Group, Inc.	361,858	21,592,067
		68,603,761
Oil, Gas & Consumable Fuels-3.33%
Chevron Corp.	119,737	18,884,920
Phillips 66 Co.	120,337	16,382,679
		35,267,599
Pharmaceuticals-6.98%
Bristol-Myers Squibb Co.	504,855	23,258,670
Perrigo Co. PLC	928,885	19,265,075
Pfizer, Inc.	1,274,193	31,408,857
		73,932,602
Professional Services-1.86%
Robert Half, Inc.	754,368	19,756,898
Semiconductors & Semiconductor Equipment-1.68%
Skyworks Solutions, Inc.	228,557	17,763,450
Specialty Retail-2.47%
Best Buy Co., Inc.	318,423	26,155,265
Technology Hardware, Storage & Peripherals-1.67%
HP, Inc.	641,477	17,749,669
Tobacco-4.46%
Altria Group, Inc.	412,613	23,263,121
Universal Corp.	474,274	24,036,206
		47,299,327
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $1,076,620,413)		1,059,529,244
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.49%
Invesco Private Government Fund, 4.13%(c)(d)(e)	27,840,792	27,840,792
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.30%(c)(d)(e)	51,531,232	$51,546,691
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $79,387,483)		79,387,483
TOTAL INVESTMENTS IN SECURITIES-107.44% (Cost $1,156,007,896)		1,138,916,727
OTHER ASSETS LESS LIABILITIES-(7.44)%		(78,890,069)
NET ASSETS-100.00%		$1,060,026,658

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,989,509	$27,310,148	$(29,299,657)	$-	$-	$-	$41,223
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,131,321	173,379,495	(181,670,024)	-	-	27,840,792	499,365 *
Invesco Private Prime Fund	94,124,754	381,322,450	(423,905,650)	5,728	(591)	51,546,691	1,351,034 *
Total	$132,245,584	$582,012,093	$(634,875,331)	$5,728	$(591)	$79,387,483	$1,891,622

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco International Dividend AchieversTM ETF (PID)
October 31, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Canada-54.25%
BCE, Inc.	1,387,148	$31,710,203
Brookfield Infrastructure Partners L.P.	994,339	33,976,564
Brookfield Renewable Partners L.P.	1,327,946	40,555,471
Canadian Imperial Bank of Commerce	265,122	21,970,660
Canadian National Railway Co.	153,974	14,767,646
Canadian Natural Resources Ltd.	940,080	30,101,362
Enbridge, Inc.	663,393	30,927,382
FirstService Corp.	14,987	2,389,078
Fortis, Inc.	411,481	20,668,691
Franco-Nevada Corp.	24,156	4,508,234
Imperial Oil Ltd.(a)	133,512	11,777,094
Magna International, Inc.	531,427	25,088,669
Nutrien Ltd.	379,184	20,646,569
Open Text Corp.(a)	556,952	21,359,109
RB Global, Inc.	52,111	5,170,453
Restaurant Brands International, Inc.	347,186	22,806,648
Royal Bank of Canada	116,697	17,096,110
Stantec, Inc.	30,561	3,388,604
TC Energy Corp.	521,021	26,134,413
TELUS Corp.(a)	2,099,774	30,782,687
TFI International, Inc.	112,862	10,127,107
Thomson Reuters Corp.	42,693	6,534,591
Toronto-Dominion Bank (The)	306,919	25,207,257
TransAlta Corp.	686,308	12,127,062
		469,821,664
Denmark-1.80%
Novo Nordisk A/S, ADR(a)	314,216	15,541,123
Germany-0.62%
SAP SE, ADR	20,563	5,346,586
India-2.29%
Infosys Ltd., ADR(a)	1,035,953	17,165,741
Reliance Industries Ltd., GDR(a)(b)	40,176	2,664,792
		19,830,533
Indonesia-4.04%
PT Telkom Indonesia (Persero) Tbk, ADR(a)	1,785,847	34,984,743
Japan-4.21%
Mitsubishi UFJ Financial Group, Inc., ADR(a)	1,079,681	16,335,574
Sony Group Corp., ADR	104,106	2,903,516
Sumitomo Mitsui Financial Group, Inc., ADR(a)	1,056,457	17,199,120
		36,438,210
Mexico-4.69%
America Movil S.A.B. de C.V., ADR	746,032	16,987,149
Coca-Cola FEMSA S.A.B. de C.V., ADR	274,931	23,630,319
		40,617,468
	Shares	Value
Philippines-3.78%
PLDT, Inc., ADR(a)	1,690,682	$32,765,417
Switzerland-1.03%
Logitech International S.A., Class R(a)	74,140	8,938,318
United Kingdom-10.96%
British American Tobacco PLC, ADR	554,452	28,382,398
Diageo PLC, ADR	191,984	17,679,807
National Grid PLC, ADR(a)	358,090	26,946,273
Pearson PLC, ADR(a)	844,576	11,748,052
RELX PLC, ADR	230,493	10,197,010
		94,953,540
United States-11.99%
Amcor PLC	3,954,309	31,239,041
Amdocs Ltd.	159,348	13,426,662
Novartis AG, ADR	144,661	17,907,585
Pentair PLC	49,086	5,220,296
Sanofi S.A., ADR	520,232	26,313,335
Waste Connections, Inc.	21,350	3,579,968
Willis Towers Watson PLC	19,527	6,113,904
		103,800,791
Total Common Stocks & Other Equity Interests (Cost $768,413,976)		863,038,393
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(c)(d) (Cost $1,496,687)	1,496,687	1,496,687
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $769,910,663)		864,535,080
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.87%
Invesco Private Government Fund, 4.13%(c)(d)(e)	33,141,108	33,141,108
Invesco Private Prime Fund, 4.30%(c)(d)(e)	86,976,789	87,002,882
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $120,144,346)		120,143,990
TOTAL INVESTMENTS IN SECURITIES-113.70% (Cost $890,055,009)		984,679,070
OTHER ASSETS LESS LIABILITIES-(13.70)%		(118,664,845)
NET ASSETS-100.00%		$866,014,225

Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International Dividend AchieversTM ETF (PID)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$216,653	$14,941,681	$(13,661,647)	$-	$-	$1,496,687	$16,436
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	40,329,050	263,621,271	(270,809,213)	-	-	33,141,108	806,992 *
Invesco Private Prime Fund	104,904,546	514,355,216	(532,259,779)	6,277	(3,378)	87,002,882	2,215,705 *
Total	$145,450,249	$792,918,168	$(816,730,639)	$6,277	$(3,378)	$121,640,677	$3,039,133

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

19

Statements of Assets and Liabilities
October 31, 2025
(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF (DJD)	Invesco Financial Preferred ETF (PGF)
Assets:
Unaffiliated investments in securities, at value(a)	$1,474,334,853	$729,740,658	$357,281,756	$786,440,098
Affiliated investments in securities, at value	74,501,135	5,542,834	-	17,751,589
Due from broker	-	231	-	-
Foreign currencies, at value	-	-	-	-
Receivable for:
Dividends	75,092	636,787	763,072	724,096
Securities lending	12,423	1,455	314	31,008
Investments sold	166,971	33,962	-	-
Investments sold - affiliated broker	31,111,923	-	-	-
Fund shares sold	-	-	1,115,267	-
Foreign tax reclaims	-	-	-	-
Total assets	1,580,202,397	735,955,927	359,160,409	804,946,791
Liabilities:
Due to custodian	-	-	24,725	60,897
Payable for:
Investments purchased	-	-	1,113,944	-
Investments purchased - affiliated broker	31,083,542	-	-	-
Collateral upon return of securities loaned	73,293,968	5,120,531	-	17,751,572
Fund shares repurchased	-	-	-	-
Accrued unitary management fees	-	-	21,093	-
Accrued advisory fees	635,937	249,528	-	338,419
Accrued trustees’ and officer’s fees	256,993	119,671	-	362,615
Accrued expenses	880,075	460,428	-	188,351
Total liabilities	106,150,515	5,950,158	1,159,762	18,701,854
Net Assets	$1,474,051,882	$730,005,769	$358,000,647	$786,244,937
Net assets consist of:
Shares of beneficial interest	$1,859,322,202	$514,361,564	$343,631,802	$1,102,379,316
Distributable earnings (loss)	(385,270,320)	215,644,205	14,368,845	(316,134,379)
Net Assets	$1,474,051,882	$730,005,769	$358,000,647	$786,244,937
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,370,000	14,360,000	6,420,000	54,400,000
Net asset value	$129.64	$50.84	$55.76	$14.45
Market price	$129.67	$50.84	$55.77	$14.45
Unaffiliated investments in securities, at cost	$1,368,172,075	$509,755,922	$321,572,554	$883,772,240
Affiliated investments in securities, at cost	$74,501,957	$5,542,948	$-	$17,751,572
Foreign currencies, at cost	$-	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$71,997,101	$5,004,357	$-	$17,287,115
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)

$1,059,529,244	$863,038,393
79,387,483	121,640,677
-	-
-	268,970

1,966,449	1,227,940
38,330	219,413
1,444,555	3,417,226
-	-
-	-
-	1,125,466
1,142,366,061	990,938,085

238,846	269,415

-	-
-	-
79,387,483	120,144,346
1,445,866	3,425,805
-	-
369,904	296,194
154,363	228,365
742,941	559,735
82,339,403	124,923,860
$1,060,026,658	$866,014,225

$1,432,940,554	$1,160,845,052
(372,913,896)	(294,830,827)
$1,060,026,658	$866,014,225
51,320,000	40,610,000
$20.66	$21.33
$20.66	$21.31
$1,076,620,413	$768,413,976
$79,387,483	$121,641,033
$-	$268,959
$78,422,849	$117,168,896

21

Statements of Operations
For the six months ended October 31, 2025
(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF (DJD)	Invesco Financial Preferred ETF (PGF)	Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)
Investment income:
Unaffiliated dividend income	$10,646,969	$7,045,054	$5,050,685	$25,665,056	$29,173,754	$21,156,543
Affiliated dividend income	36,031	17,339	6,828	16,750	41,223	16,436
Securities lending income, net	57,376	8,183	778	502,794	318,616	1,275,586
Foreign withholding tax	(2,098)	(2,454)	-	-	-	(2,701,567)
Total investment income	10,738,278	7,068,122	5,058,291	26,184,600	29,533,593	19,746,998
Expenses:
Unitary management fees	-	-	124,498	-	-	-
Advisory fees	3,495,260	1,432,354	-	1,994,563	2,243,941	1,730,534
Sub-licensing fees	699,047	358,085	-	111,506	560,980	432,630
Accounting & administration fees	46,481	29,579	-	36,477	45,872	33,995
Custodian & transfer agent fees	5,594	4,488	-	7,548	5,770	4,760
Trustees’ and officer’s fees	34,685	18,509	-	44,922	23,385	30,597
Other expenses	49,830	37,188	-	49,047	57,252	53,128
Total expenses	4,330,897	1,880,203	124,498	2,244,063	2,937,200	2,285,644
Less: Waivers	(864)	(415)	(164)	(402)	(991)	(390)
Net expenses	4,330,033	1,879,788	124,334	2,243,661	2,936,209	2,285,254
Net investment income	6,408,245	5,188,334	4,933,957	23,940,939	26,597,384	17,461,744
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(19,528,821)	(349,948)	(610,693)	(12,822,144)	1,836,298	14,983,552
Affiliated investment securities	1,939	494	(913)	(617)	(591)	(3,378)
In-kind redemptions	102,173,663	24,612,022	16,675,901	615,232	6,628,128	6,334,838
Foreign currencies	-	-	-	-	-	18,462
Net realized gain (loss)	82,646,781	24,262,568	16,064,295	(12,207,529)	8,463,835	21,333,474
Change in net unrealized appreciation of:
Unaffiliated investment securities	122,499,616	59,856,491	18,333,765	36,880,507	37,291,257	46,087,618
Affiliated investment securities	1,380	337	-	3,437	5,728	6,277
Change in net unrealized appreciation	122,500,996	59,856,828	18,333,765	36,883,944	37,296,985	46,093,895
Net realized and unrealized gain	205,147,777	84,119,396	34,398,060	24,676,415	45,760,820	67,427,369
Net increase in net assets resulting from operations	$211,556,022	$89,307,730	$39,332,017	$48,617,354	$72,358,204	$84,889,113
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

23

Statements of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)		Invesco Dividend AchieversTM ETF (PFM)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income	$6,408,245	$10,831,621	$5,188,334	$10,844,761
Net realized gain (loss)	82,646,781	151,301,668	24,262,568	21,878,049
Change in net unrealized appreciation (depreciation)	122,500,996	(66,446,667)	59,856,828	43,675,982
Net increase in net assets resulting from operations	211,556,022	95,686,622	89,307,730	76,398,792
Distributions to Shareholders from:
Distributable earnings	(8,319,462)	(10,394,393)	(5,230,978)	(11,102,400)
Shareholder Transactions:
Proceeds from shares sold	577,879,767	466,650,145	23,736,318	41,175,087
Value of shares repurchased	(470,064,304)	(465,248,291)	(51,382,689)	(67,770,755)
Net increase (decrease) in net assets resulting from share transactions	107,815,463	1,401,854	(27,646,371)	(26,595,668)
Net increase (decrease) in net assets	311,052,023	86,694,083	56,430,381	38,700,724
Net assets:
Beginning of period	1,162,999,859	1,076,305,776	673,575,388	634,874,664
End of period	$1,474,051,882	$1,162,999,859	$730,005,769	$673,575,388
Changes in Shares Outstanding:
Shares sold	4,580,000	3,900,000	490,000	890,000
Shares repurchased	(3,760,000)	(3,920,000)	(1,070,000)	(1,480,000)
Shares outstanding, beginning of period	10,550,000	10,570,000	14,940,000	15,530,000
Shares outstanding, end of period	11,370,000	10,550,000	14,360,000	14,940,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Dow Jones Industrial Average Dividend ETF (DJD)		Invesco Financial Preferred ETF (PGF)		Invesco High Yield Equity Dividend AchieversTM ETF (PEY)		Invesco International Dividend AchieversTM ETF (PID)
Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025

$4,933,957	$9,180,339	$23,940,939	$50,708,813	$26,597,384	$50,425,919	$17,461,744	$31,275,658
16,064,295	17,199,472	(12,207,529)	(22,875,698)	8,463,835	33,244,508	21,333,474	44,643,594
18,333,765	7,427,834	36,883,944	(138,594)	37,296,985	(33,487,722)	46,093,895	42,833,817
39,332,017	33,807,645	48,617,354	27,694,521	72,358,204	50,182,705	84,889,113	118,753,069

(4,906,979)	(9,084,082)	(25,196,087)	(52,749,697)	(27,922,342)	(52,752,911)	(17,917,852)	(31,395,702)

37,709,035	98,239,982	3,543,812	26,777,237	-	419,245,373	1,374,512	3,073,909
(47,750,250)	(80,335,726)	(29,250,937)	(103,701,258)	(73,770,463)	(510,023,220)	(29,034,741)	(135,416,810)
(10,041,215)	17,904,256	(25,707,125)	(76,924,021)	(73,770,463)	(90,777,847)	(27,660,229)	(132,342,901)
24,383,823	42,627,819	(2,285,858)	(101,979,197)	(29,334,601)	(93,348,053)	39,311,032	(44,985,534)

333,616,824	290,989,005	788,530,795	890,509,992	1,089,361,259	1,182,709,312	826,703,193	871,688,727
$358,000,647	$333,616,824	$786,244,937	$788,530,795	$1,060,026,658	$1,089,361,259	$866,014,225	$826,703,193

690,000	1,890,000	250,000	1,800,000	-	19,570,000	70,000	160,000
(870,000)	(1,550,000)	(2,050,000)	(7,000,000)	(3,540,000)	(24,050,000)	(1,400,000)	(7,170,000)
6,600,000	6,260,000	56,200,000	61,400,000	54,860,000	59,340,000	41,940,000	48,950,000
6,420,000	6,600,000	54,400,000	56,200,000	51,320,000	54,860,000	40,610,000	41,940,000

25

Financial Highlights
Invesco BuyBack AchieversTM ETF (PKW)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$110.24	$101.83	$86.25	$84.53	$87.65	$54.42
Net investment income(a)	0.58	1.02	1.06	1.06	0.76	0.88
Net realized and unrealized gain (loss) on investments	19.57	8.37	15.70	1.78	(3.16)	33.35
Total from investment operations	20.15	9.39	16.76	2.84	(2.40)	34.23
Distributions to shareholders from:
Net investment income	(0.75)	(0.98)	(1.18)	(1.12)	(0.72)	(1.00)
Net asset value at end of period	$129.64	$110.24	$101.83	$86.25	$84.53	$87.65
Market price at end of period(b)	$129.67	$110.13	$101.84	$86.25	$84.50	$87.72
Net Asset Value Total Return(c)	18.31%	9.20%	19.52%	3.45%	(2.79)%	63.54%
Market Price Total Return(c)	18.44%	9.08%	19.53%	3.48%	(2.90)%	63.58%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,474,052	$1,163,000	$1,076,306	$961,713	$1,352,447	$1,844,119
Ratio to average net assets of:
Expenses	0.62%(d)	0.62%	0.61%	0.62%	0.61%	0.64%
Net investment income	0.92%(d)	0.91%	1.13%	1.26%	0.83%	1.27%
Portfolio turnover rate(e)	49%	59%	59%	60%	80%	93%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights—(continued)
Invesco Dividend AchieversTM ETF (PFM)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$45.09	$40.88	$37.34	$36.76	$35.90	$27.27
Net investment income(a)	0.36	0.71	0.73	0.68	0.68	0.62
Net realized and unrealized gain on investments	5.75	4.23	3.55	0.61	0.90	8.61
Total from investment operations	6.11	4.94	4.28	1.29	1.58	9.23
Distributions to shareholders from:
Net investment income	(0.36)	(0.73)	(0.74)	(0.71)	(0.72)	(0.60)
Net asset value at end of period	$50.84	$45.09	$40.88	$37.34	$36.76	$35.90
Market price at end of period(b)	$50.84	$45.05	$40.88	$37.33	$36.78	$35.90
Net Asset Value Total Return(c)	13.58%	12.08%	11.57%	3.64%	4.40%	34.21%
Market Price Total Return(c)	13.69%	11.98%	11.60%	3.56%	4.46%	34.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$730,006	$673,575	$634,875	$679,939	$704,651	$614,955
Ratio to average net assets of:
Expenses, after Waivers	0.52%(d)	0.52%	0.52%	0.53%	0.52%	0.53%
Expenses, prior to Waivers	0.53%(d)	0.52%	0.52%	0.53%	0.52%	0.53%
Net investment income	1.45%(d)	1.57%	1.88%	1.89%	1.80%	1.97%
Portfolio turnover rate(e)	1%	7%	12%	8%	12%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights—(continued)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$50.55	$46.48	$43.51	$44.83	$43.47	$33.17
Net investment income(a)	0.75	1.47	1.65	1.51	1.36	1.27
Net realized and unrealized gain (loss) on investments	5.21	4.06	2.97	(1.42)	1.29	10.40
Total from investment operations	5.96	5.53	4.62	0.09	2.65	11.67
Distributions to shareholders from:
Net investment income	(0.75)	(1.46)	(1.65)	(1.41)	(1.29)	(1.37)
Net asset value at end of period	$55.76	$50.55	$46.48	$43.51	$44.83	$43.47
Market price at end of period(b)	$55.77	$50.52	$46.48	$43.51	$44.82	$43.52
Net Asset Value Total Return(c)	11.86%	11.91%	10.86%	0.37%	6.19%	36.03%
Market Price Total Return(c)	11.95%	11.84%	10.86%	0.39%	6.04%	36.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$358,001	$333,617	$290,989	$277,614	$205,759	$154,758
Ratio to average net assets of:
Expenses	0.07%(d)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	2.77%(d)	2.89%	3.75%	3.50%	3.04%	3.43%
Portfolio turnover rate(e)	6%	23%	30%	20%	15%	50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights—(continued)
Invesco Financial Preferred ETF (PGF)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$14.03	$14.50	$14.82	$15.61	$18.89	$18.05
Net investment income(a)	0.43	0.85	0.87	0.84	0.87	0.94
Net realized and unrealized gain (loss) on investments	0.45	(0.43)	(0.27)	(0.77)	(3.28)	0.82
Total from investment operations	0.88	0.42	0.60	0.07	(2.41)	1.76
Distributions to shareholders from:
Net investment income	(0.46)	(0.89)	(0.92)	(0.86)	(0.87)	(0.92)
Net asset value at end of period	$14.45	$14.03	$14.50	$14.82	$15.61	$18.89
Market price at end of period(b)	$14.45	$14.04	$14.49	$14.83	$15.55	$18.96
Net Asset Value Total Return(c)	6.32%	2.68%	4.32%	0.46%	(13.34)%	9.94%
Market Price Total Return(c)	6.24%	2.82%	4.18%	0.92%	(13.99)%	10.22%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$786,245	$788,531	$890,510	$1,104,880	$1,341,308	$1,827,087
Ratio to average net assets of:
Expenses, after Waivers	0.56%(d)	0.55%	0.53%	0.56%	0.57%	0.62%
Expenses, prior to Waivers	0.56%(d)	0.55%	0.54%	0.56%	0.57%	0.62%
Net investment income	6.00%(d)	5.70%	6.00%	5.45%	4.71%	5.02%
Portfolio turnover rate(e)	9%	21%	42%	15%	23%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights—(continued)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$19.86	$19.93	$19.98	$21.01	$20.66	$14.21
Net investment income(a)	0.50	0.89	0.92	0.87	0.85	0.69
Net realized and unrealized gain (loss) on investments	0.82	(0.03)	0.03 (b)	(1.04)	0.33	6.51
Total from investment operations	1.32	0.86	0.95	(0.17)	1.18	7.20
Distributions to shareholders from:
Net investment income	(0.52)	(0.93)	(1.00)	(0.86)	(0.83)	(0.75)
Net asset value at end of period	$20.66	$19.86	$19.93	$19.98	$21.01	$20.66
Market price at end of period(c)	$20.66	$19.84	$19.94	$19.97	$21.03	$20.65
Net Asset Value Total Return(d)	6.67%	4.12%	4.95%	(0.81)%	5.87%	52.20%
Market Price Total Return(d)	6.78%	3.97%	5.06%	(0.96)%	6.01%	51.80%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,060,027	$1,089,361	$1,182,709	$1,442,292	$1,153,255	$929,479
Ratio to average net assets of:
Expenses	0.52%(e)	0.52%	0.53%	0.52%	0.52%	0.53%
Net investment income	4.74%(e)	4.19%	4.67%	4.25%	4.07%	4.20%
Portfolio turnover rate(f)	22%	58%	74%	57%	49%	74%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights—(continued)
Invesco International Dividend AchieversTM ETF (PID)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$19.71	$17.81	$18.21	$18.38	$17.28	$12.12
Net investment income(a)	0.42	0.70	0.66	0.60	0.51	0.45
Net realized and unrealized gain (loss) on investments	1.64	1.90	(0.45)	(0.16)(b)	1.21	5.21
Total from investment operations	2.06	2.60	0.21	0.44	1.72	5.66
Distributions to shareholders from:
Net investment income	(0.44)	(0.70)	(0.61)	(0.61)	(0.62)	(0.50)
Net asset value at end of period	$21.33	$19.71	$17.81	$18.21	$18.38	$17.28
Market price at end of period(c)	$21.31	$19.69	$17.80	$18.22	$18.40	$17.25
Net Asset Value Total Return(d)	10.52%	14.85%	1.17%	2.74%	10.11%	47.87%
Market Price Total Return(d)	10.53%	14.80%	1.06%	2.68%	10.43%	48.23%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$866,014	$826,703	$871,689	$1,085,972	$775,420	$579,570
Ratio to average net assets of:
Expenses	0.53%(e)	0.53%	0.53%	0.53%	0.53%	0.56%
Net investment income	4.04%(e)	3.68%	3.73%	3.47%	2.79%	3.18%
Portfolio turnover rate(f)	15%	42%	44%	38%	44%	69%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco BuyBack AchieversTM ETF (PKW)	"BuyBack AchieversTM ETF"
Invesco Dividend AchieversTM ETF (PFM)	"Dividend AchieversTM ETF"
Invesco Dow Jones Industrial Average Dividend ETF (DJD)	"Dow Jones Industrial Average Dividend ETF"
Invesco Financial Preferred ETF (PGF)	"Financial Preferred ETF"
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	"High Yield Equity Dividend AchieversTM ETF"
Invesco International Dividend AchieversTM ETF (PID)	"International Dividend AchieversTM ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC, except for Shares of Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF, which are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
BuyBack AchieversTM ETF	Nasdaq US BuyBack AchieversTM Index
Dividend AchieversTM ETF	Nasdaq US Broad Dividend AchieversTM Index
Dow Jones Industrial Average Dividend ETF	Dow Jones Industrial Average Yield Weighted Index
Financial Preferred ETF	ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index
High Yield Equity Dividend AchieversTM ETF	Nasdaq US Dividend Achievers 50TM Index
International Dividend AchieversTM ETF	Nasdaq International Dividend AchieversTM Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

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Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for Financial Preferred ETF and High Yield Equity Dividend Achievers™ ETF, which declare and pay dividends from net investment income, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the

34

dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2025, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund (except for Dow Jones Industrial Average Dividend ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Dow Jones Industrial Average Dividend ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

35

K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
BuyBack AchieversTM ETF	$2,706
Dividend AchieversTM ETF	772
Dow Jones Industrial Average Dividend ETF	79
Financial Preferred ETF	48,499
High Yield Equity Dividend AchieversTM ETF	32,312
International Dividend AchieversTM ETF	127,583

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls

36

in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Dividend Paying Security Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Financials Sector Risk. The market value of securities of issuers in the financials sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financials sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation,

37

nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the

38

omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except Dow Jones Industrial Average Dividend ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.40% of the Fund’s average daily net assets, except for BuyBack AchieversTM ETF and Financial Preferred ETF, each of which accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, Dow Jones Industrial Average Dividend ETF accrues daily and pays monthly to the Adviser, an annual unitary management fee of 0.07% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Dow Jones Industrial Average Dividend ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Dow Jones Industrial Average Dividend ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for BuyBack Achievers™ ETF and Financial Preferred ETF) (the “Expense Cap”), through at least August 31, 2027. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. For each Fund (excluding the Dow Jones Industrial Average Dividend ETF), the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the six months ended October 31, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
BuyBack AchieversTM ETF	$864
Dividend AchieversTM ETF	415
Dow Jones Industrial Average Dividend ETF	164
Financial Preferred ETF	402
High Yield Equity Dividend AchieversTM ETF	991
International Dividend AchieversTM ETF	390
The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made

39

by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
There are no amounts available for potential recapture by the Adviser as of October 31, 2025.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
BuyBack AchieversTM ETF	Nasdaq, Inc.
Dividend AchieversTM ETF	Nasdaq, Inc.
Dow Jones Industrial Average Dividend ETF	S&P Dow Jones Indices LLC
Financial Preferred ETF	ICE Data Indices, LLC
High Yield Equity Dividend AchieversTM ETF	Nasdaq, Inc.
International Dividend AchieversTM ETF	Nasdaq, Inc.
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Dow Jones Industrial Average Dividend ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended October 31, 2025, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
BuyBack AchieversTM ETF	$58,389
Dividend AchieversTM ETF	591
Dow Jones Industrial Average Dividend ETF	1,397
High Yield Equity Dividend AchieversTM ETF	27,577
International Dividend AchieversTM ETF	20,519
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025, for each Fund (except for Dow Jones Industrial Average Dividend ETF). As of October 31, 2025, all of the securities in Dow Jones Industrial Average Dividend ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

40

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,474,334,853	$-	$-	$1,474,334,853
Money Market Funds	1,207,989	73,293,146	-	74,501,135
Total Investments	$1,475,542,842	$73,293,146	$-	$1,548,835,988
Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$729,740,658	$-	$-	$729,740,658
Money Market Funds	422,417	5,120,417	-	5,542,834
Total Investments	$730,163,075	$5,120,417	$-	$735,283,492
Financial Preferred ETF
Investments in Securities
Preferred Stocks	$786,440,098	$-	$-	$786,440,098
Money Market Funds	-	17,751,589	-	17,751,589
Total Investments	$786,440,098	$17,751,589	$-	$804,191,687
High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,059,529,244	$-	$-	$1,059,529,244
Money Market Funds	-	79,387,483	-	79,387,483
Total Investments	$1,059,529,244	$79,387,483	$-	$1,138,916,727
International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$860,373,601	$2,664,792	$-	$863,038,393
Money Market Funds	1,496,687	120,143,990	-	121,640,677
Total Investments	$861,870,288	$122,808,782	$-	$984,679,070
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
BuyBack AchieversTM ETF	$362,159,645	$202,042,977	$564,202,622
Dividend AchieversTM ETF	528,223	19,350,574	19,878,797
Dow Jones Industrial Average Dividend ETF	6,826,888	25,331,293	32,158,181
Financial Preferred ETF	12,929,794	173,676,300	186,606,094
High Yield Equity Dividend AchieversTM ETF	60,479,893	282,133,732	342,613,625
International Dividend AchieversTM ETF	168,301,007	227,817,920	396,118,927

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

41

NOTE 6—Investment Transactions
For the six months ended October 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
BuyBack AchieversTM ETF	$676,614,132	$676,218,380
Dividend AchieversTM ETF	8,551,658	8,137,748
Dow Jones Industrial Average Dividend ETF	22,519,693	21,942,169
Financial Preferred ETF	72,937,024	74,749,096
High Yield Equity Dividend AchieversTM ETF	239,328,474	238,860,862
International Dividend AchieversTM ETF	124,737,781	125,481,099
For the six months ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
BuyBack AchieversTM ETF	$576,776,255	$471,249,909
Dividend AchieversTM ETF	23,741,875	51,354,897
Dow Jones Industrial Average Dividend ETF	37,566,637	47,771,213
Financial Preferred ETF	3,528,610	29,174,120
High Yield Equity Dividend AchieversTM ETF	-	73,567,554
International Dividend AchieversTM ETF	1,372,032	28,912,267
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
BuyBack AchieversTM ETF	$176,686,438	$(79,515,278)	$97,171,160	$1,451,664,828
Dividend AchieversTM ETF	242,645,215	(30,263,524)	212,381,691	522,901,801
Dow Jones Industrial Average Dividend ETF	47,137,339	(17,565,719)	29,571,620	327,710,136
Financial Preferred ETF	3,096,920	(118,840,327)	(115,743,407)	919,935,094
High Yield Equity Dividend AchieversTM ETF	75,615,568	(112,918,475)	(37,302,907)	1,176,219,634
International Dividend AchieversTM ETF	156,407,348	(67,147,549)	89,259,799	895,419,271
NOTE 7—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Dow Jones Industrial Average Dividend ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in

42

immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

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©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-DI-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2025
IGPT	Invesco AI and Next Gen Software ETF
PBE	Invesco Biotechnology & Genome ETF
PKB	Invesco Building & Construction ETF
PXE	Invesco Energy Exploration & Production ETF
PBJ	Invesco Food & Beverage ETF
PEJ	Invesco Leisure and Entertainment ETF
KNCT	Invesco Next Gen Connectivity ETF
GGME	Invesco Next Gen Media and Gaming ETF
PXJ	Invesco Oil & Gas Services ETF
PJP	Invesco Pharmaceuticals ETF
PSI	Invesco Semiconductors ETF

2

Invesco AI and Next Gen Software ETF (IGPT)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Advertising-0.63%
Magnite, Inc.(b)(c)	23,690	$423,577
Trade Desk, Inc. (The), Class A(b)	74,149	3,728,212
		4,151,789
Aerospace & Defense-0.26%
AeroVironment, Inc.(b)(c)	4,598	1,700,846
Alternative Carriers-0.05%
Cogent Communications Holdings, Inc.(c)	7,276	300,135
Application Software-14.26%
Adobe, Inc.(b)	70,547	24,007,849
Autodesk, Inc.(b)	35,599	10,727,403
Bentley Systems, Inc., Class B(c)	32,617	1,657,922
Braze, Inc., Class A(b)	14,388	412,360
Cadence Design Systems, Inc.(b)	39,456	13,363,353
Dassault Systemes SE (France)	121,320	3,457,139
DocuSign, Inc.(b)	33,606	2,457,943
DoubleVerify Holdings, Inc.(b)	22,837	259,885
Elastic N.V.(b)	15,342	1,368,813
Five9, Inc.(b)(c)	12,857	312,168
Freshworks, Inc., Class A(b)	37,373	414,840
Horizon Robotics (China)(b)(c)	1,731,364	1,960,373
HubSpot, Inc.(b)	8,760	4,309,219
Informatica, Inc., Class A(b)	18,832	468,352
Nemetschek SE (Germany)	6,406	741,213
Nice Ltd. (Israel)(b)	8,585	1,172,592
Pegasystems, Inc.	14,382	915,414
Samsara, Inc., Class A(b)	48,912	1,964,795
Strategy, Inc., Class A(b)	43,916	11,835,801
Synopsys, Inc.(b)	20,442	9,276,988
Unity Software, Inc.(b)	59,201	2,243,718
		93,328,140
Casinos & Gaming-0.06%
Genius Sports Ltd. (United Kingdom)(b)	36,629	412,442
Consumer Electronics-0.52%
Garmin Ltd.	15,816	3,383,675
Data Center REITs-3.57%
Digital Realty Trust, Inc.	53,087	9,046,555
Equinix, Inc.	16,275	13,768,813
Keppel DC REIT (Singapore)	300,274	551,047
		23,366,415
Electrical Components & Equipment-2.11%
AMETEK, Inc.	27,060	5,469,097
Emerson Electric Co.	50,448	7,041,027
Nidec Corp. (Japan)	107,399	1,307,166
		13,817,290
Electronic Components-0.19%
Largan Precision Co. Ltd. (Taiwan)	17,060	1,224,468
Electronic Equipment & Instruments-3.15%
Cognex Corp.	27,935	1,156,230
Halma PLC (United Kingdom)	46,013	2,144,381
Hexagon AB, Class B (Sweden)(c)	290,461	3,543,500
Inficon Holding AG (Switzerland)(c)	2,878	346,129
Keyence Corp. (Japan)	34,379	12,763,799
	Shares	Value
Electronic Equipment & Instruments-(continued)
Novanta, Inc.(b)(c)	3,099	$393,604
RoboSense Technology Co. Ltd. (China)(b)	65,424	292,682
		20,640,325
Electronic Manufacturing Services-0.19%
Foxconn Industrial Internet Co. Ltd. (China)	81,400	820,887
IPG Photonics Corp.(b)(c)	5,118	435,644
		1,256,531
Health Care Equipment-4.87%
Intuitive Surgical, Inc.(b)	59,620	31,853,774
Health Care Services-0.14%
RadNet, Inc.(b)(c)	12,012	912,792
Industrial Machinery & Supplies & Components-0.93%
ATS Corp. (Canada)(b)	12,354	340,161
Fortive Corp.	44,634	2,246,876
Harmonic Drive Systems, Inc. (Japan)(c)	10,466	192,769
Hiwin Technologies Corp. (Taiwan)	42,477	306,689
MINEBEA MITSUMI, Inc. (Japan)	38,822	767,543
Rainbow Robotics (South Korea)(b)	1,778	543,273
UBTech Robotics Corp Ltd. (China)(b)	34,645	612,919
Yaskawa Electric Corp. (Japan)(c)	39,269	1,077,467
		6,087,697
Interactive Home Entertainment-0.73%
Electronic Arts, Inc.	23,985	4,798,439
Interactive Media & Services-16.09%
Alphabet, Inc., Class A	189,318	53,234,328
Baidu, Inc., A Shares (China)(b)	201,718	3,052,604
Meta Platforms, Inc., Class A	60,602	39,291,307
Pinterest, Inc., Class A(b)	99,669	3,299,044
Reddit, Inc., Class A(b)	21,119	4,412,815
Snap, Inc., Class A(b)(c)	200,089	1,560,694
Trump Media & Technology Group Corp.(b)(c)	27,003	413,821
		105,264,613
Internet Services & Infrastructure-2.58%
GDS Holdings Ltd., A Shares (China)(b)	116,648	519,610
NEXTDC Ltd. (Australia)(b)(c)	106,682	1,097,378
Snowflake, Inc., Class A(b)	55,483	15,251,167
		16,868,155
Movies & Entertainment-0.30%
Roku, Inc., Class A(b)	18,549	1,968,605
Semiconductors-43.77%
Advanced Micro Devices, Inc.(b)	269,949	69,139,338
Alchip Technologies Ltd. (Taiwan)	12,161	1,370,045
Ambarella, Inc.(b)	7,077	603,173
ARM Holdings PLC, ADR(b)(c)	22,711	3,856,782
ASMedia Technology, Inc. (Taiwan)	5,479	255,819
Astera Labs, Inc.(b)	22,995	4,292,707
Cambricon Technologies Corp. Ltd. (China)(b)	3,997	772,518
Credo Technology Group Holding Ltd.(b)	24,423	4,582,243
Global Unichip Corp. (Taiwan)	9,222	455,935
Hygon Information Technology Co. Ltd., A Shares (China)	23,010	741,999
Intel Corp.(b)	506,822	20,267,812
Kioxia Holdings Corp. (Japan)(b)	62,393	4,353,085
Lattice Semiconductor Corp.(b)(c)	22,768	1,661,153
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Semiconductors-(continued)
MediaTek, Inc. (Taiwan)	266,073	$11,284,010
Microchip Technology, Inc.	66,053	4,123,028
Micron Technology, Inc.	186,140	41,652,548
Nanya Technology Corp. (Taiwan)(b)	196,376	838,623
NVIDIA Corp.	256,878	52,015,226
QUALCOMM, Inc.	153,651	27,795,466
Silicon Laboratories, Inc.(b)	5,456	715,173
SK hynix, Inc. (South Korea)	87,538	34,060,467
Socionext, Inc. (Japan)	29,936	673,937
Winbond Electronics Corp. (Taiwan)(b)	534,982	935,656
		286,446,743
Systems Software-0.15%
Dolby Laboratories, Inc., Class A(c)	9,455	627,056
Teradata Corp.(b)	15,740	328,179
		955,235
Technology Hardware, Storage & Peripherals-5.41%
Gigabyte Technology Co. Ltd. (Taiwan)	66,535	603,163
Hewlett Packard Enterprise Co.	152,915	3,734,183
MiTAC Holdings Corp. (Taiwan)	165,553	534,398
NetApp, Inc.	24,801	2,921,062
Pure Storage, Inc., Class A(b)(c)	29,163	2,878,388
Seagate Technology Holdings PLC	35,388	9,055,081
Super Micro Computer, Inc.(b)	83,435	4,335,283
Western Digital Corp.	57,688	8,665,314
Wiwynn Corp. (Taiwan)	19,102	2,693,757
		35,420,629
Total Common Stocks & Other Equity Interests (Cost $443,072,381)		654,158,738
	Shares	Value
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $619,374)	619,374	$619,374
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $443,691,755)		654,778,112
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.61%
Invesco Private Government Fund, 4.13%(d)(e)(f)	2,932,539	2,932,539
Invesco Private Prime Fund, 4.30%(d)(e)(f)	7,614,390	7,616,674
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,549,349)		10,549,213
TOTAL INVESTMENTS IN SECURITIES-101.67% (Cost $454,241,104)		665,327,325
OTHER ASSETS LESS LIABILITIES-(1.67)%		(10,906,934)
NET ASSETS-100.00%		$654,420,391

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$130,743	$6,798,128	$(6,309,497)	$-	$-	$619,374	$11,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$9,825,361	$89,526,284	$(96,419,106)	$-	$-	$2,932,539	$144,530 *
Invesco Private Prime Fund	25,561,595	184,099,026	(202,049,313)	(136)	5,502	7,616,674	387,129 *
Total	$35,517,699	$280,423,438	$(304,777,916)	$(136)	$5,502	$11,168,587	$543,306

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Biotechnology & Genome ETF (PBE)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Biotechnology-80.14%
Acadia Pharmaceuticals, Inc.(b)	226,512	$5,141,822
Akebia Therapeutics, Inc.(b)(c)	1,885,407	4,166,749
Amgen, Inc.	36,883	11,006,994
BioCryst Pharmaceuticals, Inc.(b)(c)	679,012	4,970,368
Biogen, Inc.(b)	78,120	12,051,572
BioMarin Pharmaceutical, Inc.(b)	101,408	5,432,427
Catalyst Pharmaceuticals, Inc.(b)	292,174	6,214,541
Dynavax Technologies Corp.(b)(c)	558,037	5,725,460
Exact Sciences Corp.(b)	126,347	8,173,387
Exelixis, Inc.(b)	151,956	5,876,139
Gilead Sciences, Inc.	93,081	11,150,173
Halozyme Therapeutics, Inc.(b)	79,864	5,206,334
Incyte Corp.(b)	127,154	11,886,356
Ionis Pharmaceuticals, Inc.(b)	138,155	10,264,916
Madrigal Pharmaceuticals, Inc.(b)(c)	13,712	5,743,957
MannKind Corp.(b)	1,431,429	8,001,688
Neurocrine Biosciences, Inc.(b)	42,575	6,097,166
PTC Therapeutics, Inc.(b)(c)	117,792	8,046,371
Regeneron Pharmaceuticals, Inc.	18,176	11,847,117
Sarepta Therapeutics, Inc.(b)	319,055	7,660,511
United Therapeutics Corp.(b)	18,842	8,392,792
Veracyte, Inc.(b)(c)	200,411	7,230,829
Vericel Corp.(b)(c)	159,832	5,603,710
Vertex Pharmaceuticals, Inc.(b)	27,597	11,744,455
		187,635,834
Life Sciences Tools & Services-10.84%
Bio-Techne Corp.	102,586	6,418,806
Illumina, Inc.(b)	108,181	13,364,681
QIAGEN N.V.	119,237	5,586,260
		25,369,747
Pharmaceuticals-9.06%
Collegium Pharmaceutical, Inc.(b)(c)	151,110	5,439,960
	Shares	Value
Pharmaceuticals-(continued)
CorMedix, Inc.(b)(c)	416,436	$4,634,932
Royalty Pharma PLC, Class A	296,857	11,144,012
		21,218,904
Total Common Stocks & Other Equity Interests (Cost $198,315,954)		234,224,485
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $155,558)	155,558	155,558
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $198,471,512)		234,380,043
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.62%
Invesco Private Government Fund, 4.13%(d)(e)(f)	6,900,918	6,900,918
Invesco Private Prime Fund, 4.30%(d)(e)(f)	17,954,792	17,960,178
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,861,130)		24,861,096
TOTAL INVESTMENTS IN SECURITIES-110.73% (Cost $223,332,642)		259,241,139
OTHER ASSETS LESS LIABILITIES-(10.73)%		(25,124,506)
NET ASSETS-100.00%		$234,116,633

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$138,392	$2,240,755	$(2,223,590)	$-	$-	$155,558	$4,253
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Biotechnology & Genome ETF (PBE)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,312,059	$57,080,166	$(56,491,307)	$-	$-	$6,900,918	$155,931 *
Invesco Private Prime Fund	16,313,117	122,622,285	(120,977,514)	651	1,639	17,960,178	423,674 *
Total	$22,763,568	$181,943,206	$(179,692,411)	$651	$1,639	$25,016,654	$583,858

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Building & Construction ETF (PKB)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Building Products-10.07%
Armstrong World Industries, Inc.	39,434	$7,509,416
Janus International Group, Inc.(b)(c)	750,573	7,205,501
Johnson Controls International PLC	131,694	15,064,477
		29,779,394
Construction & Engineering-39.35%
AECOM	62,049	8,336,283
API Group Corp.(b)	215,041	7,917,810
Argan, Inc.	33,869	10,371,026
Comfort Systems USA, Inc.	20,193	19,497,957
EMCOR Group, Inc.	23,080	15,597,002
MasTec, Inc.(b)	42,679	8,713,345
MYR Group, Inc.(b)	41,406	9,014,086
Primoris Services Corp.	66,470	9,406,834
Sterling Infrastructure, Inc.(b)(c)	26,595	10,050,251
Tutor Perini Corp.(b)	132,074	8,896,505
Valmont Industries, Inc.	20,710	8,562,135
		116,363,234
Construction Machinery & Heavy Transportation Equipment-2.64%
Astec Industries, Inc.	167,512	7,794,333
Construction Materials-21.30%
CRH PLC	124,995	14,886,904
Eagle Materials, Inc.	32,849	6,974,500
Knife River Corp.(b)	86,421	5,225,014
Martin Marietta Materials, Inc.	23,148	14,192,039
United States Lime & Minerals, Inc.	64,077	7,511,106
Vulcan Materials Co.	49,049	14,199,685
		62,989,248
Forest Products-2.36%
Louisiana-Pacific Corp.	80,039	6,972,197
Gas Utilities-2.70%
Southwest Gas Holdings, Inc.	100,517	7,991,102
Home Improvement Retail-4.50%
Home Depot, Inc. (The)	35,050	13,304,630
Homebuilding-7.66%
Cavco Industries, Inc.(b)(c)	14,966	7,928,987
	Shares	Value
Homebuilding-(continued)
Installed Building Products, Inc.(c)	28,139	$6,984,944
TopBuild Corp.(b)	18,309	7,735,186
		22,649,117
Office Services & Supplies-2.44%
Interface, Inc.	289,410	7,206,309
Other Specialty Retail-4.24%
Tractor Supply Co.	231,536	12,528,413
Research & Consulting Services-2.77%
Jacobs Solutions, Inc.	52,593	8,194,515
Total Common Stocks & Other Equity Interests (Cost $241,795,254)		295,772,492
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $185,562)	185,562	185,562
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $241,980,816)		295,958,054
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.21%
Invesco Private Government Fund, 4.13%(d)(e)(f)	1,797,462	1,797,462
Invesco Private Prime Fund, 4.30%(d)(e)(f)	4,728,520	4,729,939
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,527,765)		6,527,401
TOTAL INVESTMENTS IN SECURITIES-102.30% (Cost $248,508,581)		302,485,455
OTHER ASSETS LESS LIABILITIES-(2.30)%		(6,803,166)
NET ASSETS-100.00%		$295,682,289

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$236,618	$1,554,128	$(1,605,184)	$-	$-	$185,562	$6,893
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Building & Construction ETF (PKB)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,653,855	$44,759,777	$(48,616,170)	$-	$-	$1,797,462	$93,935 *
Invesco Private Prime Fund	13,752,136	109,556,619	(118,579,259)	371	72	4,729,939	251,274 *
Total	$19,642,609	$155,870,524	$(168,800,613)	$371	$72	$6,712,963	$352,102

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Energy Exploration & Production ETF (PXE)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Gas Utilities-2.55%
National Fuel Gas Co.	22,054	$1,740,281
Integrated Oil & Gas-4.60%
Occidental Petroleum Corp.	76,375	3,146,650
Oil & Gas Exploration & Production-74.67%
Antero Resources Corp.(b)	112,938	3,490,914
APA Corp.	86,629	1,962,147
California Resources Corp.	38,587	1,820,149
Chord Energy Corp.	18,080	1,640,218
Civitas Resources, Inc.	55,382	1,596,663
CNX Resources Corp.(b)(c)	65,709	2,211,765
Coterra Energy, Inc.	147,105	3,480,504
Crescent Energy Co., Class A(c)	212,442	1,790,886
Devon Energy Corp.	99,806	3,242,697
EOG Resources, Inc.	28,989	3,068,196
EQT Corp.	66,711	3,574,375
Gulfport Energy Corp.(b)(c)	11,068	2,058,759
HighPeak Energy, Inc.(c)	258,254	1,717,389
Mach Natural Resources L.P.	138,958	1,667,496
Magnolia Oil & Gas Corp., Class A	79,381	1,782,897
Matador Resources Co.	39,348	1,552,672
Murphy Oil Corp.(c)	80,048	2,265,358
Northern Oil and Gas, Inc.(c)	75,711	1,675,484
Ovintiv, Inc.	46,840	1,756,968
Permian Resources Corp.	138,157	1,735,252
Range Resources Corp.	56,465	2,007,331
SM Energy Co.	69,680	1,455,615
Talos Energy, Inc.(b)	197,959	1,941,978
Vitesse Energy, Inc.(c)	72,364	1,573,917
		51,069,630
Oil & Gas Refining & Marketing-18.13%
HF Sinclair Corp.	39,073	2,016,167
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Marathon Petroleum Corp.	20,264	$3,949,656
Par Pacific Holdings, Inc.(b)	59,473	2,377,731
Valero Energy Corp.	23,927	4,057,062
		12,400,616
Total Common Stocks & Other Equity Interests (Cost $73,318,930)		68,357,177
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $134,261)	134,261	134,261
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $73,453,191)		68,491,438
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.45%
Invesco Private Government Fund, 4.13%(d)(e)(f)	2,744,803	2,744,803
Invesco Private Prime Fund, 4.30%(d)(e)(f)	7,136,672	7,138,813
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,883,616)		9,883,616
TOTAL INVESTMENTS IN SECURITIES-114.59% (Cost $83,336,807)		78,375,054
OTHER ASSETS LESS LIABILITIES-(14.59)%		(9,981,822)
NET ASSETS-100.00%		$68,393,232

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$109,484	$1,938,088	$(1,913,311)	$-	$-	$134,261	$2,488
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Energy Exploration & Production ETF (PXE)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,995,382	$28,350,626	$(30,601,205)	$-	$-	$2,744,803	$75,932 *
Invesco Private Prime Fund	13,014,651	73,805,983	(79,682,930)	512	597	7,138,813	205,995 *
Total	$18,119,517	$104,094,697	$(112,197,446)	$512	$597	$10,017,877	$284,415

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Food & Beverage ETF (PBJ)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Agricultural Products & Services-5.76%
Archer-Daniels-Midland Co.	46,026	$2,785,954
Fresh Del Monte Produce, Inc.	79,963	2,826,692
		5,612,646
Fertilizers & Agricultural Chemicals-4.52%
Corteva, Inc.	71,692	4,404,756
Food Distributors-14.63%
Chefs’ Warehouse, Inc. (The)(b)(c)	45,829	2,703,911
Sysco Corp.	66,570	4,944,820
United Natural Foods, Inc.(b)	103,562	3,899,109
US Foods Holding Corp.(b)	37,185	2,700,375
		14,248,215
Food Retail-17.50%
Albertson’s Cos., Inc., Class A	149,045	2,636,606
Ingles Markets, Inc., Class A	42,924	2,966,049
Kroger Co. (The)	76,838	4,889,202
Maplebear, Inc.(b)	67,290	2,480,309
Sprouts Farmers Market, Inc.(b)	20,040	1,582,358
Weis Markets, Inc.(c)	39,371	2,493,759
		17,048,283
Packaged Foods & Meats-37.90%
Adecoagro S.A. (Brazil)(c)	342,997	2,764,556
Cal-Maine Foods, Inc.	25,144	2,207,643
Hershey Co. (The)	28,905	4,903,155
JBS N.V., Class A(b)	180,828	2,388,738
Kraft Heinz Co. (The)	191,370	4,732,580
Mondelez International, Inc., Class A	85,430	4,908,808
Nomad Foods Ltd. (United Kingdom)	187,391	2,117,518
Pilgrim’s Pride Corp.(c)	64,816	2,469,490
Post Holdings, Inc.(b)	25,751	2,676,302
Seaboard Corp.	781	2,631,954
Tootsie Roll Industries, Inc.(c)	71,624	2,527,611
Tyson Foods, Inc., Class A	50,522	2,597,336
		36,925,691
Personal Care Products-2.57%
Herbalife Ltd.(b)(c)	313,267	2,506,136
	Shares	Value
Restaurants-8.18%
Domino’s Pizza, Inc.	6,409	$2,553,730
DoorDash, Inc., Class A(b)	21,306	5,419,607
		7,973,337
Soft Drinks & Non-alcoholic Beverages-8.85%
Celsius Holdings, Inc.(b)	48,537	2,923,384
Monster Beverage Corp.(b)	85,335	5,702,938
		8,626,322
Total Common Stocks & Other Equity Interests (Cost $98,575,249)		97,345,386
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $209,611)	209,611	209,611
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $98,784,860)		97,554,997
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.09%
Invesco Private Government Fund, 4.13%(d)(e)(f)	1,916,754	1,916,754
Invesco Private Prime Fund, 4.30%(d)(e)(f)	4,986,643	4,988,139
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,905,075)		6,904,893
TOTAL INVESTMENTS IN SECURITIES-107.21% (Cost $105,689,935)		104,459,890
OTHER ASSETS LESS LIABILITIES-(7.21)%		(7,028,494)
NET ASSETS-100.00%		$97,431,396

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$201,332	$1,895,902	$(1,887,623)	$-	$-	$209,611	$3,960
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Food & Beverage ETF (PBJ)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,285,869	$44,079,291	$(45,448,406)	$-	$-	$1,916,754	$65,680 *
Invesco Private Prime Fund	8,543,830	86,957,757	(90,514,002)	(182)	736	4,988,139	174,930 *
Total	$12,031,031	$132,932,950	$(137,850,031)	$(182)	$736	$7,114,504	$244,570

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Leisure and Entertainment ETF (PEJ)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Broadcasting-5.75%
Fox Corp., Class A	154,942	$10,017,000
Paramount Skydance Corp.(b)	577,825	8,892,727
		18,909,727
Casinos & Gaming-23.42%
Accel Entertainment, Inc.(b)(c)	797,268	8,124,161
Boyd Gaming Corp.	105,427	8,209,600
Flutter Entertainment PLC (Ireland)(b)(c)	55,784	12,974,801
Las Vegas Sands Corp.	298,635	17,723,987
MGM Resorts International(c)	237,669	7,612,538
Red Rock Resorts, Inc., Class A	146,283	7,798,347
Rush Street Interactive, Inc.(b)(c)	422,762	7,170,043
Sportradar Group AG (Switzerland)(c)	287,916	7,373,529
		76,987,006
Food Distributors-7.36%
Sysco Corp.	210,723	15,652,505
US Foods Holding Corp.(c)	117,712	8,548,245
		24,200,750
Food Retail-2.39%
Maplebear, Inc.(c)	213,002	7,851,254
Hotels, Resorts & Cruise Lines-11.62%
Carnival Corp.(c)	526,511	15,179,312
Expedia Group, Inc.	42,847	9,426,340
Royal Caribbean Cruises Ltd.	47,442	13,607,789
		38,213,441
Interactive Media & Services-2.61%
TripAdvisor, Inc.(b)(c)	534,000	8,576,040
Movies & Entertainment-25.48%
Atlanta Braves Holdings, Inc., Series C(c)	204,811	8,339,904
Cinemark Holdings, Inc.	353,664	9,552,465
Lionsgate Studios Corp.(c)	1,488,248	9,569,434
Live Nation Entertainment, Inc.(b)(c)	100,711	15,059,316
TKO Group Holdings, Inc.	49,430	9,312,612
Warner Bros. Discovery, Inc.(c)	1,423,245	31,951,850
		83,785,581
Passenger Airlines-2.96%
Copa Holdings S.A., Class A (Panama)(b)	77,633	9,720,428
	Shares	Value
Passenger Ground Transportation-3.39%
Lyft, Inc., Class A(c)	544,810	$11,146,812
Restaurants-15.02%
Biglari Holdings, Inc., Class B(b)(c)	29,439	10,636,605
Brinker International, Inc.(c)	56,551	6,144,832
Cheesecake Factory, Inc. (The)(b)	147,766	7,358,747
Domino’s Pizza, Inc.	20,285	8,082,761
DoorDash, Inc., Class A(c)	67,446	17,156,239
		49,379,184
Total Common Stocks & Other Equity Interests (Cost $301,965,447)		328,770,223
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $312,342)	312,342	312,342
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $302,277,789)		329,082,565
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.02%
Invesco Private Government Fund, 4.13%(d)(e)(f)	13,864,231	13,864,231
Invesco Private Prime Fund, 4.30%(d)(e)(f)	38,809,841	38,821,484
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,687,525)		52,685,715
TOTAL INVESTMENTS IN SECURITIES-116.11% (Cost $354,965,314)		381,768,280
OTHER ASSETS LESS LIABILITIES-(16.11)%		(52,983,264)
NET ASSETS-100.00%		$328,785,016

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Leisure and Entertainment ETF (PEJ)—(continued)
October 31, 2025
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$265,533	$1,601,228	$(1,554,419)	$-	$-	$312,342	$6,150
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,133,782	133,244,746	(147,514,297)	-	-	13,864,231	347,785 *
Invesco Private Prime Fund	52,467,864	294,674,011	(308,321,998)	(1,493)	3,100	38,821,484	939,465 *
Total	$80,867,179	$429,519,985	$(457,390,714)	$(1,493)	$3,100	$52,998,057	$1,293,400

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Next Gen Connectivity ETF (KNCT)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Application Software-4.28%
Cadence Design Systems, Inc.(b)	1,451	$491,439
Confluent, Inc., Class A(b)	1,851	43,258
Datadog, Inc., Class A(b)	2,050	333,761
DocuSign, Inc.(b)	1,281	93,692
Dynatrace, Inc.(b)	1,912	96,690
Nutanix, Inc., Class A(b)	1,700	121,108
Synopsys, Inc.(b)	1,144	519,170
		1,699,118
Cable & Satellite-1.34%
Charter Communications, Inc., Class A(b)	569	133,055
Comcast Corp., Class A	14,365	399,850
		532,905
Communications Equipment-9.87%
Accton Technology Corp. (Taiwan)	3,272	113,789
Arista Networks, Inc.(b)	6,803	1,072,765
Ciena Corp.(b)	896	170,168
Cisco Systems, Inc.	23,188	1,695,275
F5, Inc.(b)	364	92,110
Motorola Solutions, Inc.	903	367,259
Nokia OYJ (Finland)	32,530	222,196
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	18,345	186,278
		3,919,840
Construction & Engineering-0.12%
Dycom Industries, Inc.(b)	166	47,773
Data Center REITs-2.19%
Digital Realty Trust, Inc.	2,024	344,910
Equinix, Inc.	620	524,526
		869,436
Electrical Components & Equipment-0.59%
Fujikura Ltd. (Japan)	1,707	232,532
Electronic Components-2.16%
Amphenol Corp., Class A	4,877	679,561
Coherent Corp.(b)	988	130,376
Largan Precision Co. Ltd. (Taiwan)	679	48,735
		858,672
Electronic Equipment & Instruments-0.35%
Keysight Technologies, Inc.(b)	750	137,220
Electronic Manufacturing Services-0.93%
TE Connectivity PLC (Switzerland)	1,489	367,798
Integrated Telecommunication Services-9.34%
AT&T, Inc.	44,756	1,107,711
BCE, Inc. (Canada)(c)	2,441	55,853
BT Group PLC (United Kingdom)	27,223	66,447
Cellnex Telecom S.A. (Spain)(d)	2,885	89,936
China Tower Corp. Ltd., H Shares (China)(d)	25,498	36,828
Chunghwa Telecom Co. Ltd. (Taiwan)	13,641	58,124
Deutsche Telekom AG (Germany)	14,446	448,070
Elisa OYJ (Finland)	917	40,461
Frontier Communications Parent, Inc.(b)(c)	1,501	56,678
NTT, Inc. (Japan)	79,315	81,664
Orange S.A. (France)	8,196	131,283
PT Telkom Indonesia (Persero) Tbk (Indonesia)	278,170	53,808
	Shares	Value
Integrated Telecommunication Services-(continued)
Swisscom AG (Switzerland)	90	$66,091
Telefonica S.A. (Spain)(c)	23,379	118,719
Telenor ASA (Norway)	3,495	52,039
Telia Co. AB (Sweden)(c)	11,773	46,384
Telstra Group Ltd. (Australia)	22,927	73,287
TELUS Corp. (Canada)	4,514	66,076
Verizon Communications, Inc.	26,733	1,062,369
		3,711,828
Internet Services & Infrastructure-2.15%
Akamai Technologies, Inc.(b)	891	66,914
Cloudflare, Inc., Class A(b)	1,984	502,547
MongoDB, Inc.(b)	518	186,387
Okta, Inc.(b)(c)	1,060	97,022
		852,870
IT Consulting & Other Services-6.26%
Accenture PLC, Class A	2,622	655,762
Fujitsu Ltd. (Japan)	6,331	165,048
International Business Machines Corp.	4,313	1,325,859
Kyndryl Holdings, Inc.(b)(c)	1,278	36,960
NEC Corp. (Japan)	5,846	212,403
TIS, Inc. (Japan)	1,114	38,392
Wipro Ltd. (India)	19,681	53,300
		2,487,724
Research & Consulting Services-0.28%
Booz Allen Hamilton Holding Corp.	406	35,387
CACI International, Inc., Class A(b)	133	74,779
		110,166
Security & Alarm Services-0.14%
Secom Co. Ltd. (Japan)	1,699	57,455
Semiconductors-30.58%
ARM Holdings PLC, ADR(b)(c)	866	147,064
Broadcom, Inc.	8,001	2,957,410
Credo Technology Group Holding Ltd.(b)	1,088	204,130
Intel Corp.(b)	26,242	1,049,418
Lattice Semiconductor Corp.(b)(c)	868	63,329
MACOM Technology Solutions Holdings, Inc.(b)	200	29,626
Marvell Technology, Inc.	5,467	512,477
Microchip Technology, Inc.	2,518	157,174
Micron Technology, Inc.	5,798	1,297,418
QUALCOMM, Inc.	6,835	1,236,451
Rambus, Inc.(b)	682	70,137
SK hynix, Inc. (South Korea)	2,332	907,366
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	70,304	3,399,879
United Microelectronics Corp. (Taiwan)	76,019	114,806
		12,146,685
Systems Software-6.97%
Check Point Software Technologies Ltd. (Israel)(b)	529	103,515
Commvault Systems, Inc.(b)	266	37,033
CrowdStrike Holdings, Inc., Class A(b)	1,580	857,956
CyberArk Software Ltd.(b)	320	166,650
Fortinet, Inc.(b)	4,043	349,436
Palo Alto Networks, Inc.(b)	4,235	932,716
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Systems Software-(continued)
Rubrik, Inc., Class A(b)	783	$58,936
Trend Micro, Inc. (Japan)	836	42,678
Zscaler, Inc.(b)	665	220,208
		2,769,128
Technology Hardware, Storage & Peripherals-14.19%
Apple, Inc.	12,509	3,382,058
Lite-On Technology Corp. (Taiwan)	8,196	47,549
NetApp, Inc.	1,269	149,463
Samsung Electronics Co. Ltd. (South Korea)	22,187	1,670,154
Xiaomi Corp., B Shares (China)(b)(d)	69,731	386,779
		5,636,003
Telecom Tower REITs-2.09%
American Tower Corp.	2,969	531,392
Crown Castle, Inc.	1,874	169,072
SBA Communications Corp., Class A	681	130,398
		830,862
Wireless Telecommunication Services-6.01%
America Movil S.A.B. de C.V., Class B (Mexico)	140,707	160,719
Bharti Airtel Ltd. (India)	17,748	410,976
KDDI Corp. (Japan)	15,063	240,195
SoftBank Corp. (Japan)	98,997	140,725
SoftBank Group Corp. (Japan)	3,498	614,009
Tele2 AB, Class B (Sweden)	2,655	42,212
T-Mobile US, Inc.	3,105	652,205
Vodafone Group PLC (United Kingdom)	105,537	127,775
		2,388,816
Total Common Stocks & Other Equity Interests (Cost $24,211,143)		39,656,831
	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(e)(f) (Cost $26,983)	26,983	$26,983
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $24,238,126)		39,683,814
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.40%
Invesco Private Government Fund, 4.13%(e)(f)(g)	155,049	155,049
Invesco Private Prime Fund, 4.30%(e)(f)(g)	401,855	401,976
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $557,055)		557,025
TOTAL INVESTMENTS IN SECURITIES-101.31% (Cost $24,795,181)		40,240,839
OTHER ASSETS LESS LIABILITIES-(1.31)%		(521,836)
NET ASSETS-100.00%		$39,719,003

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $513,543, which represented 1.29% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,591	$553,186	$(539,794)	$-	$-	$26,983	$839
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$406,458	$7,662,477	$(7,913,886)	$-	$-	$155,049	$9,241 *
Invesco Private Prime Fund	1,057,852	14,143,671	(14,799,593)	(30)	76	401,976	24,516 *
Total	$1,477,901	$22,359,334	$(23,253,273)	$(30)	$76	$584,008	$34,596

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Next Gen Media and Gaming ETF (GGME)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Advertising-1.28%
Integral Ad Science Holding Corp.(b)(c)	5,865	$59,882
Magnite, Inc.(b)(c)	11,547	206,460
Trade Desk, Inc. (The), Class A(b)	36,139	1,817,069
		2,083,411
Application Software-12.09%
Adobe, Inc.(b)	20,543	6,990,988
Autodesk, Inc.(b)	17,020	5,128,807
Beijing Kingsoft Office Software, Inc., A Shares (China)	2,203	111,180
Bentley Systems, Inc., Class B(c)	15,904	808,400
Catapult Sports Ltd. (Australia)(b)	11,769	51,699
Dassault Systemes SE (France)	59,151	1,685,569
DoubleVerify Holdings, Inc.(b)	11,136	126,728
Iflytek Co. Ltd., A Shares (China)	7,248	56,677
Life360, Inc.(b)(c)	5,313	524,446
Nemetschek SE (Germany)	3,120	361,003
Riskified Ltd., Class A(b)	8,477	40,096
Sinch AB(b)(d)	44,993	163,060
SoundHound AI, Inc., Class A(b)(c)	30,421	536,018
Unity Software, Inc.(b)	28,856	1,093,643
Vobile Group Ltd.(b)(c)(d)	173,881	115,884
Zoom Communications, Inc., Class A(b)	21,106	1,841,076
		19,635,274
Casinos & Gaming-2.87%
Aristocrat Leisure Ltd. (Australia)	50,354	2,084,519
DraftKings, Inc., Class A(b)	37,243	1,139,263
Evolution AB (Sweden)(c)(d)	11,918	794,716
Light & Wonder, Inc.(b)(c)	4,603	334,638
Playtech PLC (United Kingdom)	23,735	82,158
Sportradar Group AG (Switzerland)(b)	8,665	221,911
		4,657,205
Communications Equipment-0.04%
Harmonic, Inc.(b)(c)	6,634	70,984
Consumer Electronics-0.20%
Merry Electronics Co. Ltd. (Taiwan)	20,392	67,754
Sonos, Inc.(b)(c)	9,802	168,300
TCL Electronics Holdings Ltd. (China)	68,130	80,875
		316,929
Electronic Equipment & Instruments-0.75%
Hexagon AB, Class B (Sweden)	99,578	1,214,809
Electronic Manufacturing Services-0.08%
GoerTek, Inc., A Shares (China)	14,500	66,868
Primax Electronics Ltd. (Taiwan)	23,638	63,603
		130,471
Interactive Home Entertainment-17.40%
Capcom Co. Ltd. (Japan)	26,518	692,715
CD Projekt S.A. (Poland)(c)	4,573	314,455
DeNA Co. Ltd. (Japan)(c)	4,379	76,802
Electronic Arts, Inc.	18,279	3,656,897
GungHo Online Entertainment, Inc. (Japan)	3,420	57,856
Kingsoft Corp. Ltd. (China)	84,225	367,070
Koei Tecmo Holdings Co. Ltd. (Japan)	8,685	116,941
Konami Group Corp. (Japan)	7,238	1,205,812
	Shares	Value
Interactive Home Entertainment-(continued)
Krafton, Inc. (South Korea)(b)	2,502	$484,256
Mixi, Inc. (Japan)	3,111	62,802
Modern Times Group MTG AB, Class B (Sweden)(b)	7,000	94,174
NCSoft Corp. (South Korea)	1,202	185,533
NetEase, Inc. (China)	128,242	3,597,801
Netmarble Corp. (South Korea), (Acquired 08/25/2023 - 09/22/2025; Cost $76,765)(d)(e)	2,425	91,895
Nexon Co. Ltd. (Japan)	33,964	692,926
Nintendo Co. Ltd. (Japan)	74,910	6,391,347
Paradox Interactive AB (Sweden)	3,095	54,023
Pearl Abyss Corp. (South Korea)(b)	3,029	73,473
Roblox Corp., Class A(b)	52,305	5,948,125
Square Enix Holdings Co. Ltd. (Japan)	15,609	302,061
Take-Two Interactive Software, Inc.(b)	14,033	3,597,640
Ubisoft Entertainment S.A. (France)(b)	8,124	72,629
XD, Inc. (China)(d)	15,550	134,838
		28,272,071
Interactive Media & Services-9.99%
fuboTV, Inc.(b)(c)	27,769	104,967
Hello Group, Inc., ADR (China)	9,771	66,345
JOYY, Inc., ADR (China)	2,237	132,676
Meta Platforms, Inc., Class A	17,049	11,053,719
Newborn Town, Inc. (China)(b)(d)	50,724	68,942
Pinterest, Inc., Class A(b)	48,595	1,608,495
Reddit, Inc., Class A(b)	10,285	2,149,051
Snap, Inc., Class A(b)	97,549	760,882
Trump Media & Technology Group Corp.(b)(c)	13,163	201,723
Weibo Corp., A Shares (China)	7,229	79,027
		16,225,827
Internet Services & Infrastructure-3.96%
Cloudflare, Inc., Class A(b)	25,371	6,426,474
Leisure Products-0.44%
Peloton Interactive, Inc., Class A(b)(c)	20,110	145,999
Sankyo Co. Ltd. (Japan)	16,873	292,806
Sega Sammy Holdings, Inc. (Japan)	12,391	229,361
Tsuburaya Fields Holdings, Inc. (Japan)	3,445	48,457
		716,623
Movies & Entertainment-13.08%
China Ruyi Holdings Ltd. (China)(b)(c)	838,190	298,716
iQIYI, Inc., ADR (China)(b)(c)	35,236	81,395
NetEase Cloud Music, Inc. (China)(b)(d)	7,163	222,372
Netflix, Inc.(b)	10,637	11,901,314
Roku, Inc., Class A(b)	10,562	1,120,945
Spotify Technology S.A. (Sweden)(b)	10,433	6,836,953
Tencent Music Entertainment Group, ADR (China)	35,695	796,712
		21,258,407
Semiconductors-24.26%
Advanced Micro Devices, Inc.(b)	46,253	11,846,318
Ambarella, Inc.(b)	3,440	293,191
Cambricon Technologies Corp. Ltd. (China)(b)	2,005	387,516
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Next Gen Media and Gaming ETF (GGME)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Semiconductors-(continued)
NVIDIA Corp.	72,259	$14,631,725
QUALCOMM, Inc.	67,773	12,260,136
		39,418,886
Systems Software-0.28%
Adeia, Inc.	8,432	143,681
Dolby Laboratories, Inc., Class A(c)	4,603	305,271
		448,952
Technology Hardware, Storage & Peripherals-13.17%
Apple, Inc.	55,655	15,047,442
Clevo Co. (Taiwan)	35,870	46,039
HTC Corp. (Taiwan)(b)	57,667	94,073
Lenovo Group Ltd. (China)	504,479	735,803
Logitech International S.A., Class R (Switzerland)	10,135	1,221,450
Shenzhen Transsion Holdings Co. Ltd., A Shares (China)	5,073	54,380
Xiaomi Corp., B Shares (China)(b)(d)	757,107	4,199,472
		21,398,659
Trading Companies & Distributors-0.11%
Xometry, Inc., Class A(b)(c)	3,786	184,340
Total Common Stocks & Other Equity Interests (Cost $130,376,567)		162,459,322
	Shares	Value
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(f)(g) (Cost $162,590)	162,590	$162,590
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $130,539,157)		162,621,912
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.69%
Invesco Private Government Fund, 4.13%(f)(g)(h)	1,142,247	1,142,247
Invesco Private Prime Fund, 4.30%(f)(g)(h)	3,234,976	3,235,946
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,378,221)		4,378,193
TOTAL INVESTMENTS IN SECURITIES-102.79% (Cost $134,917,378)		167,000,105
OTHER ASSETS LESS LIABILITIES-(2.79)%		(4,533,212)
NET ASSETS-100.00%		$162,466,893

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $5,791,179, which represented 3.56% of the Fund’s Net Assets.

(e)	Restricted security. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,711,591	$(1,549,001)	$-	$-	$162,590	$3,935
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,571,040	21,677,214	(22,106,007)	-	-	1,142,247	34,940 *
Invesco Private Prime Fund	4,091,534	54,119,493	(54,975,380)	61	238	3,235,946	94,060 *
Total	$5,662,574	$77,508,298	$(78,630,388)	$61	$238	$4,540,783	$132,935

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Next Gen Media and Gaming ETF (GGME)—(continued)
October 31, 2025
(Unaudited)
(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Oil & Gas Services ETF (PXJ)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Oil & Gas Drilling-13.12%
Noble Corp. PLC(b)	43,139	$1,266,130
Patterson-UTI Energy, Inc.	116,306	729,238
Transocean Ltd.(c)	216,929	833,007
Valaris Ltd.(b)(c)	13,501	757,676
		3,586,051
Oil & Gas Equipment & Services-64.98%
Baker Hughes Co., Class A	27,184	1,315,978
Bristow Group, Inc.(c)	17,512	712,738
Cactus, Inc., Class A	16,190	715,112
Expro Group Holdings N.V.(b)(c)	54,186	735,846
Flowco Holdings, Inc.(b)	40,631	658,222
Halliburton Co.	55,226	1,482,266
Helix Energy Solutions Group, Inc.(c)	104,346	701,205
Innovex International, Inc.(b)(c)	39,464	792,043
Kodiak Gas Services, Inc.	18,984	700,130
Liberty Energy, Inc., Class A	59,357	1,074,955
NOV, Inc.	93,887	1,370,750
Oceaneering International, Inc.(b)(c)	27,849	648,603
ProFrac Holding Corp., Class A(b)(c)	163,639	895,105
RPC, Inc.(b)	141,515	735,878
SLB Ltd.	34,212	1,233,685
TechnipFMC PLC (United Kingdom)	33,334	1,378,361
Tidewater, Inc.(b)(c)	11,114	562,257
USA Compression Partners L.P.	27,525	607,477
Weatherford International PLC	19,630	1,446,535
		17,767,146
Oil & Gas Storage & Transportation-21.89%
DHT Holdings, Inc.	57,748	766,893
Dorian LPG Ltd.	20,733	598,147
Frontline PLC (Norway)(b)	60,122	1,505,455
International Seaways, Inc.	15,155	776,391
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Navigator Holdings Ltd.	40,088	$659,047
Scorpio Tankers, Inc. (Monaco)	13,449	829,803
Teekay Tankers Ltd., Class A (Canada)(b)	13,897	847,717
		5,983,453
Total Common Stocks & Other Equity Interests (Cost $28,654,621)		27,336,650
Money Market Funds-0.43%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $118,710)	118,710	118,710
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.42% (Cost $28,773,331)		27,455,360
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.98%
Invesco Private Government Fund, 4.13%(d)(e)(f)	1,667,179	1,667,179
Invesco Private Prime Fund, 4.30%(d)(e)(f)	4,341,281	4,342,583
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,009,882)		6,009,762
TOTAL INVESTMENTS IN SECURITIES-122.40% (Cost $34,783,213)		33,465,122
OTHER ASSETS LESS LIABILITIES-(22.40)%		(6,124,172)
NET ASSETS-100.00%		$27,340,950

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$128,164	$760,989	$(770,443)	$-	$-	$118,710	$2,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Oil & Gas Services ETF (PXJ)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,072,755	$16,358,030	$(16,763,606)	$-	$-	$1,667,179	$42,448 *
Invesco Private Prime Fund	5,965,739	32,067,812	(33,691,356)	188	200	4,342,583	115,310 *
Total	$8,166,658	$49,186,831	$(51,225,405)	$188	$200	$6,128,472	$160,333

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Pharmaceuticals ETF (PJP)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Biotechnology-29.19%
AbbVie, Inc.	62,307	$13,585,418
Amgen, Inc.	44,831	13,378,915
Biogen, Inc.(b)	51,794	7,990,261
Gilead Sciences, Inc.	113,136	13,552,562
Regeneron Pharmaceuticals, Inc.	12,050	7,854,190
Travere Therapeutics, Inc.(b)(c)	406,038	14,276,296
United Therapeutics Corp.(b)	22,900	10,200,347
		80,837,989
Health Care Equipment-4.40%
Abbott Laboratories	98,658	12,196,102
Life Sciences Tools & Services-0.00%
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
		-
Pharmaceuticals-66.34%
Amneal Pharmaceuticals, Inc.(b)	754,936	8,168,407
Amphastar Pharmaceuticals, Inc.(b)(c)	233,399	5,951,674
ANI Pharmaceuticals, Inc.(b)(c)	77,063	6,981,908
Avadel Pharmaceuticals PLC(b)(c)	476,856	9,007,810
Bristol-Myers Squibb Co.	149,996	6,910,316
Collegium Pharmaceutical, Inc.(b)(c)	183,673	6,612,228
Corcept Therapeutics, Inc.(b)(c)	101,787	7,478,291
Eli Lilly and Co.	17,638	15,219,125
Harmony Biosciences Holdings, Inc.(b)(c)	190,511	5,442,899
Innoviva, Inc.(b)	355,309	6,466,624
Jazz Pharmaceuticals PLC(b)(c)	56,650	7,797,306
Johnson & Johnson	73,559	13,893,088
Ligand Pharmaceuticals, Inc.(b)(c)	44,325	8,479,816
Merck & Co., Inc.	152,752	13,133,617
Ocular Therapeutix, Inc.(b)(c)	575,482	6,710,120
Pacira BioSciences, Inc.(b)(c)	272,462	5,825,237
	Shares	Value
Pharmaceuticals-(continued)
Perrigo Co. PLC	298,412	$6,189,065
Pfizer, Inc.	520,962	12,841,713
Prestige Consumer Healthcare, Inc.(b)	106,630	6,461,778
Supernus Pharmaceuticals, Inc.(b)(c)	159,777	8,808,506
Tarsus Pharmaceuticals, Inc.(b)(c)	120,328	8,279,770
Viatris, Inc.	680,241	7,047,297
		183,706,595
Total Common Stocks & Other Equity Interests (Cost $226,160,883)		276,740,686
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(e)(f) (Cost $293,772)	293,772	293,772
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $226,454,655)		277,034,458
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.70%
Invesco Private Government Fund, 4.13%(e)(f)(g)	11,302,086	11,302,086
Invesco Private Prime Fund, 4.30%(e)(f)(g)	29,405,065	29,413,887
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,716,070)		40,715,973
TOTAL INVESTMENTS IN SECURITIES-114.74% (Cost $267,170,725)		317,750,431
OTHER ASSETS LESS LIABILITIES-(14.74)%		(40,813,312)
NET ASSETS-100.00%		$276,937,119

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$272,687	$2,667,876	$(2,646,791)	$-	$-	$293,772	$5,099
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Pharmaceuticals ETF (PJP)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,157,839	$72,463,655	$(76,319,408)	$-	$-	$11,302,086	$218,271 *
Invesco Private Prime Fund	39,432,164	140,381,717	(150,402,840)	1,913	933	29,413,887	584,851 *
Total	$54,862,690	$215,513,248	$(229,369,039)	$1,913	$933	$41,009,745	$808,221

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Semiconductors ETF (PSI)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Automotive Parts & Equipment-2.08%
Mobileye Global, Inc., Class A (Israel)(b)(c)	1,537,463	$20,217,638
Electronic Equipment & Instruments-5.41%
Advanced Energy Industries, Inc.(c)	138,874	28,153,926
nLight, Inc.(b)	736,495	24,311,700
		52,465,626
Semiconductor Materials & Equipment-25.90%
Amkor Technology, Inc.(c)	879,484	28,389,743
Axcelis Technologies, Inc.(b)(c)	264,894	21,074,967
Camtek Ltd. (Israel)(b)(c)	252,639	31,281,761
KLA Corp.	44,277	53,519,381
Lam Research Corp.	379,220	59,711,981
MKS, Inc.	201,172	28,910,428
Nova Ltd. (Israel)(b)(c)	82,576	28,458,993
		251,347,254
Semiconductors-66.64%
Advanced Micro Devices, Inc.(b)	235,856	60,407,439
Allegro MicroSystems, Inc. (Japan)(b)	677,130	20,259,730
Ambarella, Inc.(b)(c)	303,849	25,897,050
Analog Devices, Inc.	153,744	35,996,083
Astera Labs, Inc.(b)(c)	119,986	22,398,986
Broadcom, Inc.	131,864	48,740,890
Cirrus Logic, Inc.(b)	183,690	24,366,478
Credo Technology Group Holding Ltd.(b)	178,464	33,483,416
Diodes, Inc.(b)	387,449	20,674,279
Lattice Semiconductor Corp.(b)(c)	326,190	23,798,822
MACOM Technology Solutions Holdings, Inc.(b)	166,986	24,735,636
Microchip Technology, Inc.	316,968	19,785,142
Micron Technology, Inc.	337,262	75,469,118
NVIDIA Corp.	216,285	43,795,550
QUALCOMM, Inc.	246,819	44,649,557
Semtech Corp.(b)(c)	365,207	24,782,947
	Shares	Value
Semiconductors-(continued)
Silicon Laboratories, Inc.(b)	151,091	$19,805,008
SiTime Corp.(b)	87,195	25,255,160
Skyworks Solutions, Inc.	283,258	22,014,812
Tower Semiconductor Ltd. (Israel)(b)	357,293	30,430,645
		646,746,748
Total Common Stocks & Other Equity Interests (Cost $644,039,157)		970,777,266
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $188,701)	188,701	188,701
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $644,227,858)		970,965,967
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.36%
Invesco Private Government Fund, 4.13%(d)(e)(f)	17,129,702	17,129,702
Invesco Private Prime Fund, 4.30%(d)(e)(f)	44,583,938	44,597,313
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,727,198)		61,727,015
TOTAL INVESTMENTS IN SECURITIES-106.41% (Cost $705,955,056)		1,032,692,982
OTHER ASSETS LESS LIABILITIES-(6.41)%		(62,246,522)
NET ASSETS-100.00%		$970,446,460

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$458,979	$2,741,883	$(3,012,161)	$-	$-	$188,701	$8,288
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Semiconductors ETF (PSI)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,907,068	$134,130,200	$(124,907,566)	$-	$-	$17,129,702	$387,424 *
Invesco Private Prime Fund	20,577,921	269,203,940	(245,191,419)	1,053	5,818	44,597,313	1,051,371 *
Total	$28,943,968	$406,076,023	$(373,111,146)	$1,053	$5,818	$61,915,716	$1,447,083

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Statements of Assets and Liabilities
October 31, 2025
(Unaudited)

	Invesco AI and Next Gen Software ETF (IGPT)	Invesco Biotechnology & Genome ETF (PBE)	Invesco Building & Construction ETF (PKB)	Invesco Energy Exploration & Production ETF (PXE)
Assets:
Unaffiliated investments in securities, at value(a)	$654,158,738	$234,224,485	$295,772,492	$68,357,177
Affiliated investments in securities, at value	11,168,587	25,016,654	6,712,963	10,017,877
Due from broker	-	5,728	-	2,993
Foreign currencies, at value	-	-	-	-
Receivable for:
Dividends	71,645	693	621	36,094
Securities lending	4,067	6,585	2,198	12,948
Investments sold	-	-	956,671	-
Expenses absorbed	-	-	-	6,386
Foreign tax reclaims	1,748	-	-	-
Total assets	665,404,785	259,254,145	303,444,945	78,433,475
Liabilities:
Due to foreign custodian	2,063	-	-	-
Payable for:
Collateral upon return of securities loaned	10,549,349	24,861,130	6,527,765	9,883,616
Fund shares repurchased	-	-	956,902	-
Accrued advisory fees	257,715	96,163	126,549	29,554
Accrued trustees’ and officer’s fees	84,940	121,042	84,801	87,150
Accrued expenses	89,388	59,177	66,639	39,603
Accrued tax expenses	-	-	-	320
Other payables	939	-	-	-
Total liabilities	10,984,394	25,137,512	7,762,656	10,040,243
Net Assets	$654,420,391	$234,116,633	$295,682,289	$68,393,232
Net assets consist of:
Shares of beneficial interest	$627,382,457	$510,159,745	$359,643,529	$232,677,978
Distributable earnings (loss)	27,037,934	(276,043,112)	(63,961,240)	(164,284,746)
Net Assets	$654,420,391	$234,116,633	$295,682,289	$68,393,232
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,800,000	3,130,000	3,090,000	2,440,000
Net asset value	$60.59	$74.80	$95.69	$28.03
Market price	$60.65	$74.79	$95.69	$28.04
Unaffiliated investments in securities, at cost	$443,072,381	$198,315,954	$241,795,254	$73,318,930
Affiliated investments in securities, at cost	$11,168,723	$25,016,688	$6,713,327	$10,017,877
Foreign currencies, at cost	$(2,079)	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$10,310,159	$23,948,492	$6,408,723	$9,917,708
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Food & Beverage ETF (PBJ)	Invesco Leisure and Entertainment ETF (PEJ)	Invesco Next Gen Connectivity ETF (KNCT)	Invesco Next Gen Media and Gaming ETF (GGME)	Invesco Oil & Gas Services ETF (PXJ)	Invesco Pharmaceuticals ETF (PJP)	Invesco Semiconductors ETF (PSI)

$97,345,386	$328,770,223	$39,656,831	$162,459,322	$27,336,650	$276,740,686	$970,777,266
7,114,504	52,998,057	584,008	4,540,783	6,128,472	41,009,745	61,915,716
-	-	-	1,169	-	-	-
-	-	6,599	-	-	-	-

57,668	935	51,657	32,598	409	254,513	1,035
2,620	15,928	231	1,793	2,914	4,844	76,501
-	1,753,583	-	-	14,451	-	-
3,065	-	-	309	10,070	-	-
-	-	614	3,156	-	-	-
104,523,243	383,538,726	40,299,940	167,039,130	33,492,966	318,009,788	1,032,770,518

-	-	-	1,746	-	-	-

6,905,075	52,687,525	557,055	4,378,221	6,009,882	40,716,070	61,727,198
-	1,755,090	-	-	-	-	-
43,818	143,982	12,922	68,557	10,896	114,661	370,388
100,485	91,515	-	88,921	101,737	184,533	86,422
42,469	75,598	-	34,792	29,501	57,405	140,050
-	-	10,960	-	-	-	-
-	-	-	-	-	-	-
7,091,847	54,753,710	580,937	4,572,237	6,152,016	41,072,669	62,324,058
$97,431,396	$328,785,016	$39,719,003	$162,466,893	$27,340,950	$276,937,119	$970,446,460

$222,294,091	$815,063,188	$74,287,869	$239,109,773	$145,436,953	$681,238,087	$799,156,131
(124,862,695)	(486,278,172)	(34,568,866)	(76,642,880)	(118,096,003)	(404,300,968)	171,290,329
$97,431,396	$328,785,016	$39,719,003	$162,466,893	$27,340,950	$276,937,119	$970,446,460
2,250,000	5,620,000	290,000	2,510,000	915,978	2,860,000	12,440,000
$43.30	$58.50	$136.96	$64.73	$29.85	$96.83	$78.01
$43.30	$58.51	$136.97	$64.67	$29.83	$96.85	$78.00
$98,575,249	$301,965,447	$24,211,143	$130,376,567	$28,654,621	$226,160,883	$644,039,157
$7,114,686	$52,999,867	$584,038	$4,540,811	$6,128,592	$41,009,842	$61,915,899
$-	$-	$6,764	$(1,774)	$-	$-	$-
$6,845,568	$51,713,536	$543,268	$4,240,686	$5,867,849	$41,141,655	$59,907,132

29

Statements of Operations
For the six months ended October 31, 2025
(Unaudited)

	Invesco AI and Next Gen Software ETF (IGPT)	Invesco Biotechnology & Genome ETF (PBE)	Invesco Building & Construction ETF (PKB)	Invesco Energy Exploration & Production ETF (PXE)
Investment income:
Unaffiliated dividend income	$1,515,100	$499,588	$856,341	$1,088,143
Affiliated dividend income	11,647	4,253	6,893	2,488
Securities lending income, net	31,017	324,723	15,813	67,312
Foreign withholding tax	(96,382)	(5,076)	-	-
Total investment income	1,461,382	823,488	879,047	1,157,943
Expenses:
Advisory fees	1,267,970	563,433	646,340	178,478
Sub-licensing fees	77,287	33,805	38,780	10,708
Accounting & administration fees	19,055	14,053	18,968	9,280
Professional fees	18,733	16,318	16,486	16,070
Printing fees	11,811	11,152	10,625	9,125
Custodian & transfer agent fees	10,529	2,334	3,337	2,708
Trustees’ and officer’s fees	14,037	17,452	13,609	13,435
Recapture (Note 3)	-	-	-	-
Other expenses	11,668	6,910	6,116	5,454
Total expenses	1,431,090	665,457	754,261	245,258
Less: Waivers	(278)	(102)	(164)	(20,435)
Net expenses	1,430,812	665,355	754,097	224,823
Net investment income	30,570	158,133	124,950	933,120
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,445,765)	(502,070)	2,908,288	284,855
Affiliated investment securities	5,502	1,639	72	597
In-kind redemptions	-	5,236,478	12,952,960	145,262
Foreign currencies	35,329	-	-	-
Net realized gain (loss)	(2,404,934)	4,736,047	15,861,320	430,714
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	201,650,019	37,072,293	58,459,504	9,361,852
Affiliated investment securities	(136)	651	371	512
Foreign currencies	(5,751)	-	-	-
Change in net unrealized appreciation (depreciation)	201,644,132	37,072,944	58,459,875	9,362,364
Net realized and unrealized gain (loss)	199,239,198	41,808,991	74,321,195	9,793,078
Net increase (decrease) in net assets resulting from operations	$199,269,768	$41,967,124	$74,446,145	$10,726,198
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Food & Beverage ETF (PBJ)	Invesco Leisure and Entertainment ETF (PEJ)	Invesco Next Gen Connectivity ETF (KNCT)	Invesco Next Gen Media and Gaming ETF (GGME)	Invesco Oil & Gas Services ETF (PXJ)	Invesco Pharmaceuticals ETF (PJP)	Invesco Semiconductors ETF (PSI)

$851,977	$1,336,721	$290,136	$513,127	$419,262	$2,082,651	$2,039,800
3,960	6,150	839	3,935	2,575	5,099	8,288
9,679	57,445	1,703	8,115	18,322	22,111	280,380
-	-	(17,192)	(17,938)	-	-	-
865,616	1,400,316	275,486	507,239	440,159	2,109,861	2,328,468

253,790	863,044	69,728	376,912	65,685	628,664	1,854,169
15,227	51,782	-	25,780	3,941	37,719	111,248
9,308	13,933	-	7,244	7,095	14,703	29,814
16,096	16,368	-	18,310	16,041	16,350	17,063
8,114	14,481	-	4,531	6,372	9,039	21,127
2,574	2,344	-	7,461	2,712	952	3,528
14,926	14,475	-	13,711	14,875	24,332	14,835
-	-	-	14,060	-	-	-
6,417	7,086	-	10,066	5,302	5,956	10,341
326,452	983,513	69,728	478,075	122,023	737,715	2,062,125
(6,771)	(147)	(20)	(94)	(39,321)	(122)	(198)
319,681	983,366	69,708	477,981	82,702	737,593	2,061,927
545,935	416,950	205,778	29,258	357,457	1,372,268	266,541

(2,087,165)	(3,343,668)	1,165,091	1,450,048	(2,152,431)	7,299,511	(27,450,725)
736	3,100	76	238	200	933	5,818
1,440,085	29,687,768	317,134	-	(382,560)	2,519,091	55,855,328
-	-	351	(9,018)	-	-	-
(646,344)	26,347,200	1,482,652	1,441,268	(2,534,791)	9,819,535	28,410,421

(7,651,272)	37,899,752	8,483,636 (a)	31,233,567	10,712,059	32,505,846	350,094,579
(182)	(1,493)	(30)	61	188	1,913	1,053
-	-	(1,880)	(4,631)	-	-	-
(7,651,454)	37,898,259	8,481,726	31,228,997	10,712,247	32,507,759	350,095,632
(8,297,798)	64,245,459	9,964,378	32,670,265	8,177,456	42,327,294	378,506,053
$(7,751,863)	$64,662,409	$10,170,156	$32,699,523	$8,534,913	$43,699,562	$378,772,594

(a)	Net of foreign taxes of $(10,960).

31

Statements of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco AI and Next Gen Software ETF (IGPT)		Invesco Biotechnology & Genome ETF (PBE)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income (loss)	$30,570	$(187,419)	$158,133	$(245,930)
Net realized gain (loss)	(2,404,934)	4,189,857	4,736,047	18,059,102
Change in net unrealized appreciation (depreciation)	201,644,132	(28,437,084)	37,072,944	(11,446,985)
Net increase (decrease) in net assets resulting from operations	199,269,768	(24,434,646)	41,967,124	6,366,187
Distributions to Shareholders from:
Distributable earnings	(264,527)	-	(1,197,406)	(156,987)
Shareholder Transactions:
Proceeds from shares sold	73,383,365	142,806,648	676,269	72,421,443
Value of shares repurchased	(11,828)	(11,894,219)	(28,613,021)	(103,152,345)
Net increase (decrease) in net assets resulting from share transactions	73,371,537	130,912,429	(27,936,752)	(30,730,902)
Net increase (decrease) in net assets	272,376,778	106,477,783	12,832,966	(24,521,702)
Net assets:
Beginning of period	382,043,613	275,565,830	221,283,667	245,805,369
End of period	$654,420,391	$382,043,613	$234,116,633	$221,283,667
Changes in Shares Outstanding:
Shares sold	1,420,000	3,090,000	10,000	1,010,000
Shares repurchased	-	(280,000)	(430,000)	(1,500,000)
Shares outstanding, beginning of period	9,380,000	6,570,000	3,550,000	4,040,000
Shares outstanding, end of period	10,800,000	9,380,000	3,130,000	3,550,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Building & Construction ETF (PKB)		Invesco Energy Exploration & Production ETF (PXE)		Invesco Food & Beverage ETF (PBJ)		Invesco Leisure and Entertainment ETF (PEJ)
Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025

$124,950	$541,524	$933,120	$2,801,486	$545,935	$1,880,936	$416,950	$182,792
15,861,320	36,404,160	430,714	(4,588,143)	(646,344)	2,491,723	26,347,200	48,816,276
58,459,875	(52,608,438)	9,362,364	(30,166,591)	(7,651,454)	(3,494,012)	37,898,259	(27,865,400)
74,446,145	(15,662,754)	10,726,198	(31,953,248)	(7,751,863)	878,647	64,662,409	21,133,668

(243,554)	(707,412)	(1,147,408)	(2,778,494)	(1,058,225)	(1,491,296)	(309,924)	(353,724)

75,602,190	455,284,734	3,640,728	11,219,988	17,944,527	38,868,668	140,703,596	214,494,098
(59,281,130)	(517,820,601)	(16,126,236)	(55,337,461)	(13,269,383)	(65,224,464)	(189,865,169)	(197,156,695)
16,321,060	(62,535,867)	(12,485,508)	(44,117,473)	4,675,144	(26,355,796)	(49,161,573)	17,337,403
90,523,651	(78,906,033)	(2,906,718)	(78,849,215)	(4,134,944)	(26,968,445)	15,190,912	38,117,347

205,158,638	284,064,671	71,299,950	150,149,165	101,566,340	128,534,785	313,594,104	275,476,757
$295,682,289	$205,158,638	$68,393,232	$71,299,950	$97,431,396	$101,566,340	$328,785,016	$313,594,104

840,000	5,950,000	130,000	350,000	380,000	810,000	2,390,000	4,450,000
(670,000)	(7,140,000)	(600,000)	(1,800,000)	(280,000)	(1,360,000)	(3,290,000)	(4,160,000)
2,920,000	4,110,000	2,910,000	4,360,000	2,150,000	2,700,000	6,520,000	6,230,000
3,090,000	2,920,000	2,440,000	2,910,000	2,250,000	2,150,000	5,620,000	6,520,000

33

Statements of Changes in Net Assets—(continued)
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco Next Gen Connectivity ETF (KNCT)		Invesco Next Gen Media and Gaming ETF (GGME)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income	$205,778	$516,397	$29,258	$27,541
Net realized gain (loss)	1,482,652	5,166,064	1,441,268	5,867,213
Change in net unrealized appreciation (depreciation)	8,481,726	1,377,690	31,228,997	(4,315,127)
Net increase (decrease) in net assets resulting from operations	10,170,156	7,060,151	32,699,523	1,579,627
Distributions to Shareholders from:
Distributable earnings	(206,805)	(548,003)	(190,890)	(92,892)
Shareholder Transactions:
Proceeds from shares sold	1,069	-	5,608,163	111,380,291
Value of shares repurchased	(1,129,370)	(13,912,250)	(252)	(18,220,139)
Net increase (decrease) in net assets resulting from share transactions	(1,128,301)	(13,912,250)	5,607,911	93,160,152
Net increase (decrease) in net assets	8,835,050	(7,400,102)	38,116,544	94,646,887
Net assets:
Beginning of period	30,883,953	38,284,055	124,350,349	29,703,462
End of period	$39,719,003	$30,883,953	$162,466,893	$124,350,349
Changes in Shares Outstanding:
Shares sold	-	-	90,000	2,070,000
Shares repurchased	(10,000)	(130,000)	-	(370,000)
Shares outstanding, beginning of period	300,000	430,000	2,420,000	720,000
Shares outstanding, end of period	290,000	300,000	2,510,000	2,420,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Oil & Gas Services ETF (PXJ)		Invesco Pharmaceuticals ETF (PJP)		Invesco Semiconductors ETF (PSI)
Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025

$357,457	$1,539,352	$1,372,268	$2,967,029	$266,541	$1,274,344
(2,534,791)	1,208,690	9,819,535	20,823,883	28,410,421	118,102,494
10,712,247	(15,087,190)	32,507,759	(3,182,126)	350,095,632	(217,842,014)
8,534,913	(12,339,148)	43,699,562	20,608,786	378,772,594	(98,465,176)

(486,606)	(2,004,684)	(1,454,626)	(2,915,949)	(788,325)	(1,227,411)

-	24,457,037	2,550,701	20,193,044	211,252,010	390,355,792
(6,003,587)	(75,382,975)	(11,596,458)	(58,183,173)	(193,610,276)	(478,499,007)
(6,003,587)	(50,925,938)	(9,045,757)	(37,990,129)	17,641,734	(88,143,215)
2,044,720	(65,269,770)	33,199,179	(20,297,292)	395,626,003	(187,835,802)

25,296,230	90,566,000	243,737,940	264,035,232	574,820,457	762,656,259
$27,340,950	$25,296,230	$276,937,119	$243,737,940	$970,446,460	$574,820,457

-	790,000	30,000	240,000	3,230,000	6,810,000
(240,000)	(2,580,000)	(140,000)	(690,000)	(3,220,000)	(8,550,000)
1,155,978	2,945,978	2,970,000	3,420,000	12,430,000	14,170,000
915,978	1,155,978	2,860,000	2,970,000	12,440,000	12,430,000

35

Financial Highlights
Invesco AI and Next Gen Software ETF (IGPT)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$40.73	$41.94	$32.27	$32.95	$54.43	$32.95
Net investment income (loss)(b)	0.00 (c)	(0.02)	(0.08)	0.38	0.21 (d)	(0.14)
Net realized and unrealized gain (loss) on investments	19.89	(1.19)	9.75	(0.63)	(19.04)	21.62
Total from investment operations	19.89	(1.21)	9.67	(0.25)	(18.83)	21.48
Distributions to shareholders from:
Net investment income	(0.03)	-	-	(0.43)	(0.24)	-
Net realized gains	-	-	-	-	(2.41)	-
Total distributions	(0.03)	-	-	(0.43)	(2.65)	-
Net asset value at end of period	$60.59	$40.73	$41.94	$32.27	$32.95	$54.43
Market price at end of period(e)	$60.65	$40.67	$41.93	$32.26	$32.93	$54.41
Net Asset Value Total Return(f)	48.83%	(2.88)%	29.97%	(0.71)%	(35.58)%	65.17%
Market Price Total Return(f)	49.20%	(3.00)%	29.97%	(0.67)%	(35.59)%	65.21%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$654,420	$382,044	$275,566	$180,058	$240,238	$622,085
Ratio to average net assets of:
Expenses, after Waivers	0.56%(g)	0.56%	0.58%	0.63%	0.56%	0.56%
Expenses, prior to Waivers	0.56%(g)	0.56%	0.58%	0.64%	0.56%	0.56%
Net investment income (loss)	0.01%(g)	(0.05)%	(0.22)%	1.18%	0.44%(d)	(0.31)%
Portfolio turnover rate(h)	11%	18%	143%	190%	209%	176%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $(0.36) and (0.26)%, respectively.

(e)	The mean between the last bid and ask prices.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)
Invesco Biotechnology & Genome ETF (PBE)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$62.33	$60.84	$62.60	$56.27	$75.35	$53.16
Net investment income (loss)(a)	0.05	(0.06)	(0.10)	(0.06)	(0.10)	(0.19)
Net realized and unrealized gain (loss) on investments	12.78	1.59	(1.62)	6.39	(18.98)	22.38
Total from investment operations	12.83	1.53	(1.72)	6.33	(19.08)	22.19
Distributions to shareholders from:
Net investment income	(0.36)	(0.04)	(0.04)	-	-	-
Net asset value at end of period	$74.80	$62.33	$60.84	$62.60	$56.27	$75.35
Market price at end of period(b)	$74.79	$62.31	$60.87	$62.59	$56.24	$75.31
Net Asset Value Total Return(c)	20.65%	2.51%	(2.75)%	11.25%	(25.32)%	41.74%
Market Price Total Return(c)	20.68%	2.43%	(2.69)%	11.29%	(25.32)%	41.37%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$234,117	$221,284	$245,805	$251,657	$208,191	$287,833
Ratio to average net assets of:
Expenses	0.59%(d)	0.58%	0.58%	0.58%	0.57%	0.59%
Net investment income (loss)	0.14%(d)	(0.10)%	(0.15)%	(0.10)%	(0.14)%	(0.30)%
Portfolio turnover rate(e)	67%	94%	109%	71%	121%	151%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)
Invesco Building & Construction ETF (PKB)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$70.26	$69.12	$47.57	$41.38	$51.43	$25.83
Net investment income(a)	0.04	0.12	0.17	0.21	0.14	0.10
Net realized and unrealized gain (loss) on investments	25.47	1.17	21.57	6.18	(10.05)	25.62
Total from investment operations	25.51	1.29	21.74	6.39	(9.91)	25.72
Distributions to shareholders from:
Net investment income	(0.08)	(0.15)	(0.19)	(0.20)	(0.14)	(0.12)
Net asset value at end of period	$95.69	$70.26	$69.12	$47.57	$41.38	$51.43
Market price at end of period(b)	$95.69	$70.22	$69.15	$47.56	$41.38	$51.48
Net Asset Value Total Return(c)	36.33%	1.85%	45.81%	15.53%	(19.31)%	99.81%
Market Price Total Return(c)	36.41%	1.74%	45.90%	15.50%	(19.39)%	99.54%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$295,682	$205,159	$284,065	$183,621	$147,322	$279,793
Ratio to average net assets of:
Expenses	0.58%(d)	0.57%	0.57%	0.62%	0.57%	0.60%
Net investment income	0.10%(d)	0.16%	0.29%	0.49%	0.29%	0.25%
Portfolio turnover rate(e)	43%	151%	105%	118%	151%	136%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)
Invesco Energy Exploration & Production ETF (PXE)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$24.50	$34.44	$26.70	$27.84	$15.09	$10.12
Net investment income(a)	0.37	0.76	0.76	1.01	0.51	0.15
Net realized and unrealized gain (loss) on investments	3.62	(9.92)	7.76	(1.12)	12.68	5.22
Total from investment operations	3.99	(9.16)	8.52	(0.11)	13.19	5.37
Distributions to shareholders from:
Net investment income	(0.46)	(0.78)	(0.78)	(1.03)	(0.44)	(0.40)
Net asset value at end of period	$28.03	$24.50	$34.44	$26.70	$27.84	$15.09
Market price at end of period(b)	$28.04	$24.48	$34.44	$26.70	$27.79	$15.12
Net Asset Value Total Return(c)	16.24%	(27.01)%	32.29%	(0.52)%	88.75%	55.47%
Market Price Total Return(c)	16.38%	(27.07)%	32.28%	(0.34)%	88.04%	55.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$68,393	$71,300	$150,149	$162,573	$264,216	$59,593
Ratio to average net assets of:
Expenses, after Waivers	0.63%(d)	0.61%	0.63%	0.60%	0.63%	0.63%
Expenses, prior to Waivers	0.69%(d)	0.61%	0.63%	0.60%	0.63%	0.95%
Net investment income	2.61%(d)	2.46%	2.48%	3.38%	2.41%	1.30%
Portfolio turnover rate(e)	30%	75%	106%	94%	63%	73%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)
Invesco Food & Beverage ETF (PBJ)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$47.24	$47.61	$47.20	$46.66	$41.25	$30.36
Net investment income(a)	0.26	0.80	0.56	1.07 (b)	0.34	0.47
Net realized and unrealized gain (loss) on investments	(3.72)	(0.50)	0.55 (c)	0.40 (c)	5.46	10.87
Total from investment operations	(3.46)	0.30	1.11	1.47	5.80	11.34
Distributions to shareholders from:
Net investment income	(0.48)	(0.67)	(0.70)	(0.93)	(0.39)	(0.45)
Net asset value at end of period	$43.30	$47.24	$47.61	$47.20	$46.66	$41.25
Market price at end of period(d)	$43.30	$47.20	$47.61	$47.21	$46.70	$41.27
Net Asset Value Total Return(e)	(7.39)%	0.66%	2.43%	3.25%	14.14%	37.65%
Market Price Total Return(e)	(7.32)%	0.57%	2.41%	3.19%	14.18%	37.63%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$97,431	$101,566	$128,535	$336,047	$302,853	$83,735
Ratio to average net assets of:
Expenses, after Waivers	0.63%(f)	0.61%	0.62%	0.57%	0.63%	0.63%
Expenses, prior to Waivers	0.64%(f)	0.61%	0.62%	0.57%	0.63%	0.68%
Net investment income	1.08%(f)	1.72%	1.23%	2.36%(b)	0.78%	1.35%
Portfolio turnover rate(g)	57%	139%	118%	95%	98%	116%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.66 and 1.44%, respectively.

(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco Leisure and Entertainment ETF (PEJ)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$48.10	$44.22	$41.43	$43.29	$46.00	$27.39
Net investment income(a)	0.07	0.03	0.20	0.19	0.18	0.31 (b)
Net realized and unrealized gain (loss) on investments	10.38	3.91	2.81	(1.82)	(2.68)	18.62
Total from investment operations	10.45	3.94	3.01	(1.63)	(2.50)	18.93
Distributions to shareholders from:
Net investment income	(0.05)	(0.06)	(0.22)	(0.23)	(0.21)	(0.32)
Net asset value at end of period	$58.50	$48.10	$44.22	$41.43	$43.29	$46.00
Market price at end of period(c)	$58.51	$48.10	$44.21	$41.41	$43.29	$45.93
Net Asset Value Total Return(d)	21.73%	8.91%	7.28%	(3.71)%	(5.47)%	69.34%
Market Price Total Return(d)	21.75%	8.94%	7.31%	(3.75)%	(5.32)%	68.53%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$328,785	$313,594	$275,477	$453,621	$1,349,422	$1,787,267
Ratio to average net assets of:
Expenses, after Waivers	0.57%(e)	0.57%	0.57%	0.58%	0.54%	0.55%
Expenses, prior to Waivers	0.57%(e)	0.57%	0.57%	0.58%	0.55%	0.55%
Net investment income	0.24%(e)	0.07%	0.49%	0.49%	0.38%	0.76%(b)
Portfolio turnover rate(f)	75%	157%	163%	165%	153%	126%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.01 and 0.02%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)
Invesco Next Gen Connectivity ETF (KNCT)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$102.95	$89.03	$72.33	$80.50	$85.40	$57.59
Net investment income(a)	0.70	1.34	1.07	0.06	2.23 (b)	0.08
Net realized and unrealized gain (loss) on investments	34.02	13.95	16.47	(7.12)	(6.10)	27.86
Total from investment operations	34.72	15.29	17.54	(7.06)	(3.87)	27.94
Distributions to shareholders from:
Net investment income	(0.71)	(1.37)	(0.84)	(1.11)	(1.03)	(0.13)
Net asset value at end of period	$136.96	$102.95	$89.03	$72.33	$80.50	$85.40
Market price at end of period(c)	$136.97	$102.91	$88.86	$72.28	$80.36	$85.46
Net Asset Value Total Return(d)	33.82%	17.19%	24.28%	(8.77)%	(4.67)%	48.59%
Market Price Total Return(d)	33.89%	17.37%	24.12%	(8.66)%	(4.91)%	48.90%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$39,719	$30,884	$38,284	$36,889	$45,082	$41,848
Ratio to average net assets of:
Expenses, after Waivers	0.40%(e)	0.40%	0.47%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.40%(e)	0.40%	0.47%	0.79%	0.69%	0.73%
Net investment income	1.18%(e)	1.32%	1.30%	0.08%	2.42%(b)	0.11%
Portfolio turnover rate(f)	10%	14%	119%	109%	109%	103%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.47 and 1.60%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)
Invesco Next Gen Media and Gaming ETF (GGME)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$51.38	$41.25	$34.26	$40.47	$52.00	$27.88
Net investment income(a)	0.01	0.02	0.17	0.78	0.06	0.40 (b)
Net realized and unrealized gain (loss) on investments	13.42	10.18	7.19	(6.30)	(11.42)	23.96
Total from investment operations	13.43	10.20	7.36	(5.52)	(11.36)	24.36
Distributions to shareholders from:
Net investment income	(0.08)	(0.07)	(0.37)	(0.69)	(0.17)	(0.24)
Net asset value at end of period	$64.73	$51.38	$41.25	$34.26	$40.47	$52.00
Market price at end of period(c)	$64.67	$51.26	$41.09	$34.24	$40.43	$51.96
Net Asset Value Total Return(d)	26.15%	24.72%	21.70%	(13.54)%	(21.90)%	87.47%
Market Price Total Return(d)	26.33%	24.92%	21.30%	(13.50)%	(21.92)%	87.53%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$162,467	$124,350	$29,703	$31,862	$38,450	$82,685
Ratio to average net assets of:
Expenses, after Waivers	0.63%(e)	0.62%	0.61%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.63%(e)	0.71%	0.83%	0.80%	0.64%	0.72%
Net investment income	0.04%(e)	0.05%	0.47%	2.21%	0.12%	0.94%(b)
Portfolio turnover rate(f)	13%	33%	147%	91%	99%	99%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.04 and 0.08%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights—(continued)
Invesco Oil & Gas Services ETF (PXJ)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$21.88	$30.74	$24.25	$21.65	$16.30	$11.95
Net investment income(b)	0.35	0.76	0.53	0.25	0.02	0.35 (c)
Net realized and unrealized gain (loss) on investments	8.10	(8.67)	6.57	2.55 (d)	5.43	4.70 (d)
Total from investment operations	8.45	(7.91)	7.10	2.80	5.45	5.05
Distributions to shareholders from:
Net investment income	(0.48)	(0.95)	(0.61)	(0.20)	(0.10)	(0.70)
Net asset value at end of period	$29.85	$21.88	$30.74	$24.25	$21.65	$16.30
Market price at end of period(e)	$29.83	$21.86	$30.76	$24.25	$21.65	$16.35
Net Asset Value Total Return(f)	39.02%	(26.48)%	29.50%	13.10%	33.40%	43.34%
Market Price Total Return(f)	39.05%	(26.60)%	29.58%	13.10%	33.00%	43.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$27,341	$25,296	$90,566	$82,727	$67,946	$55,918
Ratio to average net assets of:
Expenses, after Waivers	0.63%(g)	0.63%	0.66%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.93%(g)	0.67%	0.72%	0.68%	0.74%	1.17%
Net investment income	2.72%(g)	2.55%	1.85%	1.03%	0.12%	2.32%(c)
Portfolio turnover rate(h)	50%	71%	67%	64%	109%	63%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.03 and 1.07%, respectively.

(d)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(e)	The mean between the last bid and ask prices.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights—(continued)
Invesco Pharmaceuticals ETF (PJP)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$82.07	$77.20	$77.56	$75.94	$78.11	$62.54
Net investment income(a)	0.47	0.92	0.74	0.67	0.73	0.53
Net realized and unrealized gain (loss) on investments	14.79	4.86	(0.36)	1.70 (b)	(2.19)	15.60
Total from investment operations	15.26	5.78	0.38	2.37	(1.46)	16.13
Distributions to shareholders from:
Net investment income	(0.50)	(0.91)	(0.74)	(0.75)	(0.71)	(0.56)
Net asset value at end of period	$96.83	$82.07	$77.20	$77.56	$75.94	$78.11
Market price at end of period(c)	$96.85	$81.96	$77.23	$77.54	$75.97	$78.17
Net Asset Value Total Return(d)	18.68%	7.45%	0.51%	3.17%	(1.91)%	25.91%
Market Price Total Return(d)	18.86%	7.26%	0.58%	3.10%	(1.94)%	26.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$276,937	$243,738	$264,035	$305,601	$320,482	$358,503
Ratio to average net assets of:
Expenses	0.59%(e)	0.57%	0.56%	0.57%	0.56%	0.58%
Net investment income	1.09%(e)	1.09%	0.98%	0.88%	0.92%	0.76%
Portfolio turnover rate(f)	17%	48%	36%	36%	40%	48%

(a)	Based on average shares outstanding.
(b)
Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $1.58. Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights—(continued)
Invesco Semiconductors ETF (PSI)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$46.24	$53.82	$37.11	$36.44	$40.36	$21.20
Net investment income(b)	0.02	0.09	0.12	0.20	0.12	0.06
Net realized and unrealized gain (loss) on investments	31.82	(7.58)	16.73	0.69	(3.94)	19.16
Total from investment operations	31.84	(7.49)	16.85	0.89	(3.82)	19.22
Distributions to shareholders from:
Net investment income	(0.07)	(0.09)	(0.14)	(0.22)	(0.10)	(0.06)
Net asset value at end of period	$78.01	$46.24	$53.82	$37.11	$36.44	$40.36
Market price at end of period(c)	$78.00	$46.21	$53.82	$37.10	$36.44	$40.32
Net Asset Value Total Return(d)	68.88%	(13.95)%	45.46%	2.49%	(9.50)%	90.85%
Market Price Total Return(d)	68.95%	(14.01)%	45.49%	2.48%	(9.41)%	90.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$970,446	$574,820	$762,656	$511,013	$590,310	$633,276
Ratio to average net assets of:
Expenses	0.56%(e)	0.56%	0.56%	0.57%	0.55%	0.56%
Net investment income	0.07%(e)	0.17%	0.25%	0.55%	0.26%	0.20%
Portfolio turnover rate(f)	45%	78%	105%	108%	84%	95%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco AI and Next Gen Software ETF (IGPT)	"AI and Next Gen Software ETF"
Invesco Biotechnology & Genome ETF (PBE)	"Biotechnology & Genome ETF"
Invesco Building & Construction ETF (PKB)	"Building & Construction ETF"
Invesco Energy Exploration & Production ETF (PXE)	"Energy Exploration & Production ETF"
Invesco Food & Beverage ETF (PBJ)	"Food & Beverage ETF"
Invesco Leisure and Entertainment ETF (PEJ)	"Leisure and Entertainment ETF"
Invesco Next Gen Connectivity ETF (KNCT)	"Next Gen Connectivity ETF"
Invesco Next Gen Media and Gaming ETF (GGME)	"Next Gen Media and Gaming ETF"
Invesco Oil & Gas Services ETF (PXJ)	"Oil & Gas Services ETF"
Invesco Pharmaceuticals ETF (PJP)	"Pharmaceuticals ETF"
Invesco Semiconductors ETF (PSI)	"Semiconductors ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
AI and Next Gen Software ETF	STOXX World AC NexGen Software Development Index
Biotechnology & Genome ETF	Dynamic Biotech & Genome Intellidex® Index
Building & Construction ETF	Dynamic Building & Construction Intellidex® Index
Energy Exploration & Production ETF	Dynamic Energy Exploration & Production Intellidex® Index
Food & Beverage ETF	Dynamic Food & Beverage Intellidex® Index
Leisure and Entertainment ETF	Dynamic Leisure & Entertainment Intellidex® Index
Next Gen Connectivity ETF	STOXX World AC NexGen Connectivity Index
Next Gen Media and Gaming ETF	STOXX World AC NexGen Media Index
Oil & Gas Services ETF	Dynamic Oil Services Intellidex® Index
Pharmaceuticals ETF	Dynamic Pharmaceutical Intellidex® Index
Semiconductors ETF	Dynamic Semiconductor Intellidex® Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

47

A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity

48

to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax

49

benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2025, the Funds did not enter into any closing agreements.
G.
Expenses - Next Gen Connectivity ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Each Fund (except for Next Gen Connectivity ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service

50

providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
AI and Next Gen Software ETF	$1,104
Biotechnology & Genome ETF	36,413
Building & Construction ETF	1,390
Energy Exploration & Production ETF	6,330
Food & Beverage ETF	660
Leisure and Entertainment ETF	4,254
Next Gen Connectivity ETF	62
Next Gen Media and Gaming ETF	267
Oil & Gas Services ETF	851
Pharmaceuticals ETF	1,687
Semiconductors ETF	24,752

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of

51

securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also

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includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying

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and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Valuation Time Risk. Because foreign exchanges may be open on days when a Fund does not price its Shares, the value of the non-U.S. securities in a Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, each Fund (except for Next Gen Connectivity ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, Next Gen Connectivity ETF accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.40% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Next Gen Connectivity ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except Next Gen Connectivity ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2027. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase a Fund’s Expense Cap without approval of the Board of Trustees.
The Adviser did not waive fees and/or pay Fund expenses during the period under the Expense Cap for AI and Next Gen Software ETF, Biotechnology & Genome ETF, Building & Construction ETF, Leisure and Entertainment ETF, Pharmaceuticals ETF and Semiconductors ETF.
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.

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For the six months ended October 31, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
AI and Next Gen Software ETF	$278
Biotechnology & Genome ETF	102
Building & Construction ETF	164
Energy Exploration & Production ETF	20,435
Food & Beverage ETF	6,771
Leisure and Entertainment ETF	147
Next Gen Connectivity ETF	20
Next Gen Media and Gaming ETF	94
Oil & Gas Services ETF	39,321
Pharmaceuticals ETF	122
Semiconductors ETF	198
For each Fund (except for Next Gen Connectivity ETF), the fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2025 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/26	4/30/27	4/30/28	10/31/28
Energy Exploration & Production ETF	$20,376	$-	$-	$-	$20,376
Food & Beverage ETF	6,676	-	-	-	6,676
Next Gen Media and Gaming ETF	161,049	43,286	69,227	48,227	309
Oil & Gas Services ETF	132,771	30,704	39,985	22,822	39,260
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
AI and Next Gen Software ETF	STOXX Ltd.
Biotechnology & Genome ETF	ICE Data Indices, LLC
Building & Construction ETF	ICE Data Indices, LLC
Energy Exploration & Production ETF	ICE Data Indices, LLC
Food & Beverage ETF	ICE Data Indices, LLC
Leisure and Entertainment ETF	ICE Data Indices, LLC
Next Gen Connectivity ETF	STOXX Ltd.
Next Gen Media and Gaming ETF	STOXX Ltd.
Oil & Gas Services ETF	ICE Data Indices, LLC
Pharmaceuticals ETF	ICE Data Indices, LLC
Semiconductors ETF	ICE Data Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the six months ended October 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
AI and Next Gen Software ETF	$6,215
Biotechnology & Genome ETF	37,156
Building & Construction ETF	6,259
Energy Exploration & Production ETF	5,392
Food & Beverage ETF	15,431
Leisure and Entertainment ETF	44,193
Next Gen Connectivity ETF	160
Next Gen Media and Gaming ETF	2,023
Oil & Gas Services ETF	6,926
Pharmaceuticals ETF	11,199
Semiconductors ETF	28,707
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
AI and Next Gen Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$556,089,698	$98,069,040	$-	$654,158,738
Money Market Funds	619,374	10,549,213	-	11,168,587
Total Investments	$556,709,072	$108,618,253	$-	$665,327,325
Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$234,224,485	$-	$-	$234,224,485
Money Market Funds	155,558	24,861,096	-	25,016,654
Total Investments	$234,380,043	$24,861,096	$-	$259,241,139
Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$295,772,492	$-	$-	$295,772,492
Money Market Funds	185,562	6,527,401	-	6,712,963
Total Investments	$295,958,054	$6,527,401	$-	$302,485,455

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	Level 1	Level 2	Level 3	Total
Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$68,357,177	$-	$-	$68,357,177
Money Market Funds	134,261	9,883,616	-	10,017,877
Total Investments	$68,491,438	$9,883,616	$-	$78,375,054
Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$97,345,386	$-	$-	$97,345,386
Money Market Funds	209,611	6,904,893	-	7,114,504
Total Investments	$97,554,997	$6,904,893	$-	$104,459,890
Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$328,770,223	$-	$-	$328,770,223
Money Market Funds	312,342	52,685,715	-	52,998,057
Total Investments	$329,082,565	$52,685,715	$-	$381,768,280
Next Gen Connectivity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$28,818,459	$10,838,372	$-	$39,656,831
Money Market Funds	26,983	557,025	-	584,008
Total Investments	$28,845,442	$11,395,397	$-	$40,240,839
Next Gen Media and Gaming ETF
Investments in Securities
Common Stocks & Other Equity Interests	$132,411,125	$30,048,197	$-	$162,459,322
Money Market Funds	162,590	4,378,193	-	4,540,783
Total Investments	$132,573,715	$34,426,390	$-	$167,000,105
Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$27,336,650	$-	$-	$27,336,650
Money Market Funds	118,710	6,009,762	-	6,128,472
Total Investments	$27,455,360	$6,009,762	$-	$33,465,122
Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$276,740,686	$-	$0	$276,740,686
Money Market Funds	293,772	40,715,973	-	41,009,745
Total Investments	$277,034,458	$40,715,973	$0	$317,750,431
Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$970,777,266	$-	$-	$970,777,266
Money Market Funds	188,701	61,727,015	-	61,915,716
Total Investments	$970,965,967	$61,727,015	$-	$1,032,692,982
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
AI and Next Gen Software ETF	$160,242,810	$18,466,639	$178,709,449
Biotechnology & Genome ETF	276,250,552	38,917,001	315,167,553
Building & Construction ETF	125,303,291	6,636,344	131,939,635
Energy Exploration & Production ETF	109,396,438	49,404,714	158,801,152
Food & Beverage ETF	108,827,734	13,671,329	122,499,063
Leisure and Entertainment ETF	446,635,002	92,518,136	539,153,138
Next Gen Connectivity ETF	44,716,679	6,791,352	51,508,031
Next Gen Media and Gaming ETF	91,227,446	17,519,806	108,747,252
Oil & Gas Services ETF	62,213,998	50,515,338	112,729,336
Pharmaceuticals ETF	185,752,894	277,154,498	462,907,392
Semiconductors ETF	175,999,426	3,917,203	179,916,629

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended October 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
AI and Next Gen Software ETF	$61,181,242	$56,389,355
Biotechnology & Genome ETF	150,550,784	151,544,011
Building & Construction ETF	109,488,798	108,762,820
Energy Exploration & Production ETF	21,323,220	21,410,901
Food & Beverage ETF	57,234,869	57,586,180
Leisure and Entertainment ETF	256,722,519	255,394,216
Next Gen Connectivity ETF	3,374,613	3,556,459
Next Gen Media and Gaming ETF	19,881,723	19,357,286
Oil & Gas Services ETF	12,936,977	13,026,263
Pharmaceuticals ETF	42,386,988	42,358,249
Semiconductors ETF	332,321,744	330,245,356
For the six months ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
AI and Next Gen Software ETF	$68,018,790	$-
Biotechnology & Genome ETF	676,484	28,628,246
Building & Construction ETF	75,244,400	59,619,503
Energy Exploration & Production ETF	3,630,594	16,122,082
Food & Beverage ETF	17,878,052	13,249,692
Leisure and Entertainment ETF	140,707,893	191,061,280
Next Gen Connectivity ETF	-	951,827
Next Gen Media and Gaming ETF	5,147,165	-
Oil & Gas Services ETF	-	6,000,010
Pharmaceuticals ETF	2,548,532	11,593,343
Semiconductors ETF	211,252,303	195,575,223
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
AI and Next Gen Software ETF	$232,379,988	$(23,731,895)	$208,648,093	$456,679,232
Biotechnology & Genome ETF	42,481,751	(8,239,131)	34,242,620	224,998,519
Building & Construction ETF	60,293,039	(7,982,685)	52,310,354	250,175,101
Energy Exploration & Production ETF	6,159,394	(11,923,345)	(5,763,951)	84,139,005
Food & Beverage ETF	5,956,840	(7,525,632)	(1,568,792)	106,028,682
Leisure and Entertainment ETF	40,633,209	(14,131,740)	26,501,469	355,266,811
Next Gen Connectivity ETF	16,239,896	(824,343)	15,415,553	24,825,286
Next Gen Media and Gaming ETF	37,803,284	(6,898,897)	30,904,387	136,095,718
Oil & Gas Services ETF	3,018,512	(4,806,499)	(1,787,987)	35,253,109
Pharmaceuticals ETF	69,395,186	(20,564,098)	48,831,088	268,919,343
Semiconductors ETF	331,126,807	(7,785,868)	323,340,939	709,352,043
NOTE 7—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Next Gen Connectivity ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

59

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

60

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-IND-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2025
RSP	Invesco S&P 500® Equal Weight ETF
RSPC	Invesco S&P 500® Equal Weight Communication Services ETF
RSPD	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
RSPS	Invesco S&P 500® Equal Weight Consumer Staples ETF
RSPG	Invesco S&P 500® Equal Weight Energy ETF
RSPF	Invesco S&P 500® Equal Weight Financials ETF
RSPH	Invesco S&P 500® Equal Weight Health Care ETF
RSPN	Invesco S&P 500® Equal Weight Industrials ETF
RSPM	Invesco S&P 500® Equal Weight Materials ETF
RSPR	Invesco S&P 500® Equal Weight Real Estate ETF
RSPT	Invesco S&P 500® Equal Weight Technology ETF
RSPU	Invesco S&P 500® Equal Weight Utilities ETF
GRPM	Invesco S&P MidCap 400® GARP ETF

2

Invesco S&P 500® Equal Weight ETF (RSP)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Communication Services-4.19%
Alphabet, Inc., Class A	336,422	$94,598,502
Alphabet, Inc., Class C	269,231	75,874,680
AT&T, Inc.	4,956,197	122,665,876
Charter Communications, Inc., Class A(b)(c)	550,388	128,702,730
Comcast Corp., Class A	4,323,711	120,350,496
Electronic Arts, Inc.	851,421	170,335,285
Fox Corp., Class A(c)	1,612,888	104,273,209
Fox Corp., Class B	1,013,528	59,200,171
Interpublic Group of Cos., Inc. (The)	5,574,690	143,046,545
Live Nation Entertainment, Inc.(b)(c)	846,744	126,613,630
Match Group, Inc.	3,819,223	123,513,672
Meta Platforms, Inc., Class A	192,437	124,766,529
Netflix, Inc.(b)	115,987	129,773,215
News Corp., Class A	3,799,706	100,692,209
News Corp., Class B(c)	1,122,697	34,208,578
Omnicom Group, Inc.(c)	1,904,323	142,862,311
Paramount Skydance Corp.(c)	9,577,963	147,404,851
Take-Two Interactive Software, Inc.(b)	593,197	152,077,915
TKO Group Holdings, Inc.(c)	741,751	139,745,888
T-Mobile US, Inc.	603,112	126,683,676
Trade Desk, Inc. (The), Class A(b)(c)	3,136,565	157,706,488
Verizon Communications, Inc.	3,327,651	132,240,851
Walt Disney Co. (The)	1,250,013	140,776,464
Warner Bros. Discovery, Inc.(b)	11,557,720	259,470,814
		3,057,584,585
Consumer Discretionary-9.30%
Airbnb, Inc., Class A(b)	1,172,843	148,411,553
Amazon.com, Inc.(b)	628,447	153,479,326
Aptiv PLC(b)	1,773,212	143,807,493
AutoZone, Inc.(b)	34,125	125,389,924
Best Buy Co., Inc.	1,888,943	155,157,778
Booking Holdings, Inc.	26,530	134,712,442
Carnival Corp.(b)	4,615,424	133,062,674
Chipotle Mexican Grill, Inc.(b)(c)	3,738,838	118,483,776
D.R. Horton, Inc.	821,794	122,513,050
Darden Restaurants, Inc.	684,291	123,275,024
Deckers Outdoor Corp.(b)(c)	1,268,060	103,346,890
Domino’s Pizza, Inc.	321,367	128,051,895
DoorDash, Inc., Class A(b)	562,216	143,010,884
eBay, Inc.	1,585,256	128,897,165
Expedia Group, Inc.	671,781	147,791,820
Ford Motor Co.	12,672,621	166,391,514
Garmin Ltd.	614,443	131,453,935
General Motors Co.	2,524,012	174,383,989
Genuine Parts Co.(c)	1,037,387	132,069,739
Hasbro, Inc.	1,863,591	142,210,629
Hilton Worldwide Holdings, Inc.	530,893	136,418,265
Home Depot, Inc. (The)	350,244	132,949,120
Las Vegas Sands Corp.	2,655,690	157,615,202
Lennar Corp., Class A	1,059,810	131,172,684
LKQ Corp.(c)	4,510,046	144,141,070
Lowe’s Cos., Inc.(c)	542,953	129,293,398
lululemon athletica, Inc.(b)(c)	884,665	150,870,769
Marriott International, Inc., Class A	551,621	143,741,400
McDonald’s Corp.	473,158	141,204,542
	Shares	Value
Consumer Discretionary-(continued)
MGM Resorts International(b)(c)	4,025,600	$128,939,968
Mohawk Industries, Inc.(b)	1,069,021	121,483,546
NIKE, Inc., Class B	1,949,228	125,900,637
Norwegian Cruise Line Holdings Ltd.(b)	5,690,877	127,589,462
NVR, Inc.(b)	17,392	125,410,581
O’Reilly Automotive, Inc.(b)	1,376,693	130,014,887
Pool Corp.	454,337	121,335,239
PulteGroup, Inc.	1,071,058	128,387,723
Ralph Lauren Corp.	462,965	147,991,392
Ross Stores, Inc.	969,744	154,111,717
Royal Caribbean Cruises Ltd.(c)	423,750	121,544,213
Starbucks Corp.	1,746,205	141,215,598
Tapestry, Inc.	1,374,579	150,956,266
Tesla, Inc.(b)	416,793	190,291,012
TJX Cos., Inc. (The)	1,036,731	145,287,482
Tractor Supply Co.(c)	2,475,948	133,973,546
Ulta Beauty, Inc.(b)	280,895	146,031,693
Williams-Sonoma, Inc.	714,254	138,808,122
Wynn Resorts Ltd.(c)	1,177,715	140,136,308
Yum! Brands, Inc.	993,014	137,244,465
		6,779,961,807
Consumer Staples-7.03%
Altria Group, Inc.	2,185,304	123,207,440
Archer-Daniels-Midland Co.	2,356,560	142,642,577
Brown-Forman Corp., Class B(c)	5,306,936	144,507,867
Bunge Global S.A.	1,757,757	166,283,812
Campbell’s Co. (The)(c)	4,321,591	130,209,537
Church & Dwight Co., Inc.	1,556,244	136,467,036
Clorox Co. (The)	1,173,615	131,984,743
Coca-Cola Co. (The)	2,133,960	147,029,844
Colgate-Palmolive Co.	1,739,392	134,020,154
Conagra Brands, Inc.	7,475,225	128,499,118
Constellation Brands, Inc., Class A	1,012,829	133,065,474
Costco Wholesale Corp.	151,608	138,183,112
Dollar General Corp.(c)	1,359,324	134,110,906
Dollar Tree, Inc.(b)(c)	1,464,113	145,122,881
Estee Lauder Cos., Inc. (The), Class A(c)	1,655,139	160,035,390
General Mills, Inc.(c)	2,893,694	134,875,077
Hershey Co. (The)(c)	779,823	132,281,375
Hormel Foods Corp.(c)	5,796,110	125,138,015
J.M. Smucker Co. (The)	1,315,269	136,196,105
Kellanova	1,831,144	152,094,821
Kenvue, Inc.	7,836,708	112,613,494
Keurig Dr Pepper, Inc.(c)	5,274,141	143,245,670
Kimberly-Clark Corp.	1,130,654	135,350,590
Kraft Heinz Co. (The)(c)	5,430,504	134,296,364
Kroger Co. (The)	2,158,914	137,371,698
Lamb Weston Holdings, Inc.	2,590,259	159,896,688
McCormick & Co., Inc.	2,110,465	135,407,434
Molson Coors Beverage Co., Class B(c)	2,950,589	128,999,751
Mondelez International, Inc., Class A(c)	2,324,101	133,542,843
Monster Beverage Corp.(b)	2,303,580	153,948,251
PepsiCo, Inc.	1,014,558	148,216,778
Philip Morris International, Inc.	877,140	126,597,616
Procter & Gamble Co. (The)	919,602	138,280,553
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Sysco Corp.	1,804,509	$134,038,928
Target Corp.	1,594,290	147,822,569
Tyson Foods, Inc., Class A	2,611,531	134,258,809
Walmart, Inc.	1,441,424	145,843,280
		5,125,686,600
Energy-4.36%
APA Corp.(c)	6,214,072	140,748,731
Baker Hughes Co., Class A	3,084,202	149,306,219
Chevron Corp.	918,991	144,943,320
ConocoPhillips	1,534,154	136,324,924
Coterra Energy, Inc.(c)	5,938,631	140,508,009
Devon Energy Corp.	4,074,413	132,377,678
Diamondback Energy, Inc.(c)	1,038,367	148,683,771
EOG Resources, Inc.	1,203,670	127,396,433
EQT Corp.	2,828,263	151,538,332
Expand Energy Corp.	1,502,980	155,272,864
Exxon Mobil Corp.	1,286,533	147,127,914
Halliburton Co.(c)	6,403,730	171,876,113
Kinder Morgan, Inc.	5,285,864	138,436,778
Marathon Petroleum Corp.	797,922	155,522,977
Occidental Petroleum Corp.(c)	3,124,886	128,745,303
ONEOK, Inc.	1,972,995	132,190,665
Phillips 66 Co.	1,101,390	149,943,235
SLB Ltd.	4,002,377	144,325,715
Targa Resources Corp.	885,560	136,411,662
Texas Pacific Land Corp.(c)	154,340	145,601,269
Valero Energy Corp.	914,688	155,094,497
Williams Cos., Inc. (The)	2,463,015	142,534,678
		3,174,911,087
Financials-14.39%
Aflac, Inc.	1,349,551	144,658,372
Allstate Corp. (The)	724,794	138,812,547
American Express Co.	448,445	161,767,565
American International Group, Inc.	1,855,352	146,498,594
Ameriprise Financial, Inc.	294,677	133,420,905
Aon PLC, Class A	399,548	136,118,013
Apollo Global Management, Inc.(c)	1,082,899	134,615,175
Arch Capital Group Ltd.(c)	1,597,503	137,880,484
Arthur J. Gallagher & Co.	494,486	123,369,312
Assurant, Inc.	692,430	146,601,280
Bank of America Corp.	2,887,160	154,318,702
Bank of New York Mellon Corp. (The)	1,391,513	150,185,998
Berkshire Hathaway, Inc., Class B(b)	295,831	141,271,136
BlackRock, Inc.	131,436	142,320,215
Blackstone, Inc., Class A	811,974	119,067,867
Block, Inc., Class A(b)(c)	1,962,140	149,004,912
Brown & Brown, Inc.	1,564,713	124,770,215
Capital One Financial Corp.	649,039	142,782,090
Cboe Global Markets, Inc.	617,086	151,581,005
Charles Schwab Corp. (The)	1,569,186	148,319,461
Chubb Ltd.	521,809	144,509,784
Cincinnati Financial Corp.	950,378	146,918,935
Citigroup, Inc.	1,489,554	150,787,551
Citizens Financial Group, Inc.	2,793,381	142,099,291
CME Group, Inc., Class A	557,023	147,884,036
Coinbase Global, Inc., Class A(b)(c)	459,704	158,037,041
Corpay, Inc.(b)	474,952	123,653,753
Erie Indemnity Co., Class A(c)	438,730	128,389,947
Everest Group Ltd.(c)	425,608	133,862,228
	Shares	Value
Financials-(continued)
FactSet Research Systems, Inc.	400,301	$106,800,307
Fidelity National Information Services, Inc.	2,180,628	136,332,863
Fifth Third Bancorp(c)	3,180,053	132,353,806
Fiserv, Inc.(b)	1,095,368	73,050,092
Franklin Resources, Inc.	5,954,348	134,627,808
Global Payments, Inc.	1,700,961	132,266,727
Globe Life, Inc.	1,040,945	136,894,677
Goldman Sachs Group, Inc. (The)	188,355	148,681,786
Hartford Insurance Group, Inc. (The)	1,102,922	136,960,854
Huntington Bancshares, Inc.	8,195,139	126,532,946
Interactive Brokers Group, Inc., Class A	2,315,050	162,886,918
Intercontinental Exchange, Inc.	842,011	123,177,789
Invesco Ltd.(d)	6,531,036	154,785,553
Jack Henry & Associates, Inc.(c)	910,074	135,546,422
JPMorgan Chase & Co.	482,559	150,133,756
KeyCorp(c)	7,525,930	132,381,109
KKR & Co., Inc., Class A	1,039,098	122,956,466
Loews Corp.	1,505,564	149,893,952
M&T Bank Corp.	730,210	134,263,713
Marsh & McLennan Cos., Inc.	729,439	129,949,558
Mastercard, Inc., Class A	250,036	138,017,372
MetLife, Inc.	1,826,691	145,806,476
Moody’s Corp.	286,180	137,452,254
Morgan Stanley	940,590	154,256,760
MSCI, Inc.	257,433	151,512,192
Nasdaq, Inc.	1,529,347	130,743,875
Northern Trust Corp.	1,139,164	146,576,232
PayPal Holdings, Inc.(b)	2,204,735	152,721,993
PNC Financial Services Group, Inc. (The)	717,052	130,897,843
Principal Financial Group, Inc.	1,807,253	151,881,542
Progressive Corp. (The)	587,412	121,006,872
Prudential Financial, Inc.	1,369,698	142,448,592
Raymond James Financial, Inc.(c)	868,322	137,776,652
Regions Financial Corp.	5,352,168	129,522,466
Robinhood Markets, Inc., Class A(b)	1,234,137	181,146,629
S&P Global, Inc.	268,048	130,595,666
State Street Corp.	1,306,356	151,093,135
Synchrony Financial	1,936,330	144,024,225
T. Rowe Price Group, Inc.	1,357,125	139,146,026
Travelers Cos., Inc. (The)	532,383	143,008,721
Truist Financial Corp.	3,207,378	143,145,280
U.S. Bancorp	2,941,465	137,307,586
Visa, Inc., Class A	428,047	145,852,735
W.R. Berkley Corp.(c)	2,005,725	143,088,421
Wells Fargo & Co.	1,802,492	156,762,729
Willis Towers Watson PLC	438,433	137,273,372
		10,487,049,162
Health Care-12.42%
Abbott Laboratories	1,118,687	138,292,087
AbbVie, Inc.	684,909	149,337,558
Agilent Technologies, Inc.	1,166,039	170,661,468
Align Technology, Inc.(b)	1,088,683	150,107,612
Amgen, Inc.	519,859	155,141,521
Baxter International, Inc.(c)	6,034,995	111,466,358
Becton, Dickinson and Co.	767,944	137,239,272
Biogen, Inc.(b)	1,014,918	156,571,400
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Bio-Techne Corp.(c)	2,840,021	$177,700,114
Boston Scientific Corp.(b)	1,375,670	138,557,482
Bristol-Myers Squibb Co.	3,069,460	141,410,022
Cardinal Health, Inc.	969,415	184,935,300
Cencora, Inc.	488,373	164,977,283
Centene Corp.(b)	4,628,338	163,704,315
Charles River Laboratories International, Inc.(b)	944,436	170,064,591
Cigna Group (The)(c)	478,710	117,001,511
Cooper Cos., Inc. (The)(b)(c)	2,139,078	149,542,943
CVS Health Corp.	1,956,712	152,917,043
Danaher Corp.	751,673	161,895,331
DaVita, Inc.(b)(c)	1,094,361	130,250,846
DexCom, Inc.(b)	1,904,583	110,884,822
Edwards Lifesciences Corp.(b)	1,848,619	152,418,637
Elevance Health, Inc.	471,890	149,683,508
Eli Lilly and Co.	192,116	165,769,212
GE HealthCare Technologies, Inc.	1,904,577	142,748,046
Gilead Sciences, Inc.	1,255,889	150,442,943
HCA Healthcare, Inc.	367,178	168,784,383
Henry Schein, Inc.(b)(c)	2,147,061	135,694,255
Hologic, Inc.(b)	2,209,345	163,292,689
Humana, Inc.	529,957	147,428,738
IDEXX Laboratories, Inc.(b)(c)	227,255	143,059,295
Incyte Corp.(b)	1,678,047	156,863,834
Insulet Corp.(b)	428,753	134,203,977
Intuitive Surgical, Inc.(b)	321,787	171,924,358
IQVIA Holdings, Inc.(b)	787,265	170,411,382
Johnson & Johnson	823,406	155,516,691
Labcorp Holdings, Inc.	531,143	134,889,076
McKesson Corp.	205,077	166,387,173
Medtronic PLC	1,567,807	142,200,095
Merck & Co., Inc.	1,722,456	148,096,767
Mettler-Toledo International, Inc.(b)(c)	115,502	163,584,328
Moderna, Inc.(b)(c)	5,953,221	161,689,482
Molina Healthcare, Inc.(b)(c)	809,297	123,870,999
Pfizer, Inc.	5,890,153	145,192,271
Quest Diagnostics, Inc.(c)	804,883	141,619,164
Regeneron Pharmaceuticals, Inc.	260,857	170,026,593
ResMed, Inc.(c)	536,077	132,346,690
Revvity, Inc.(c)	1,754,363	164,190,833
Solventum Corp.(b)(c)	2,032,230	140,305,159
STERIS PLC	593,716	139,938,861
Stryker Corp.	378,577	134,864,271
Thermo Fisher Scientific, Inc.	304,176	172,586,421
UnitedHealth Group, Inc.	418,046	142,787,792
Universal Health Services, Inc., Class B	777,868	168,805,135
Vertex Pharmaceuticals, Inc.(b)	373,139	158,796,764
Viatris, Inc.	14,133,337	146,421,371
Waters Corp.(b)	494,643	172,927,193
West Pharmaceutical Services, Inc.	567,985	160,211,529
Zimmer Biomet Holdings, Inc.(c)	1,414,906	142,282,947
Zoetis, Inc.	968,560	139,559,810
		9,054,481,551
Industrials-15.82%
3M Co.	942,566	156,937,239
A.O. Smith Corp.	1,996,675	131,760,583
Allegion PLC(c)	849,114	140,757,628
	Shares	Value
Industrials-(continued)
AMETEK, Inc.	772,185	$156,066,310
Automatic Data Processing, Inc.	495,895	129,081,468
Axon Enterprise, Inc.(b)	193,594	141,755,335
Boeing Co. (The)(b)	636,318	127,912,644
Broadridge Financial Solutions, Inc.	578,599	127,523,220
Builders FirstSource, Inc.(b)(c)	1,031,809	119,865,252
C.H. Robinson Worldwide, Inc.	1,133,979	174,621,426
Carrier Global Corp.	2,315,426	137,744,693
Caterpillar, Inc.(c)	342,715	197,835,661
Cintas Corp.	719,923	131,940,288
Copart, Inc.(b)	2,982,725	128,287,002
CSX Corp.	4,515,755	162,657,495
Cummins, Inc.	357,221	156,348,487
Dayforce, Inc.(b)	2,100,896	144,415,591
Deere & Co.	306,996	141,718,563
Delta Air Lines, Inc.	2,357,792	135,290,105
Dover Corp.	824,119	149,544,634
Eaton Corp. PLC	399,682	152,502,664
EMCOR Group, Inc.	228,507	154,420,460
Emerson Electric Co.(c)	1,082,653	151,105,879
Equifax, Inc.(c)	589,498	124,443,028
Expeditors International of Washington, Inc.	1,192,580	145,375,502
Fastenal Co.	3,016,859	124,143,748
FedEx Corp.	642,391	163,051,684
Fortive Corp.	3,030,895	152,575,254
GE Vernova, Inc.	225,246	131,800,444
Generac Holdings, Inc.(b)(c)	782,439	131,465,401
General Dynamics Corp.	448,819	154,797,673
General Electric Co.	510,746	157,794,977
Honeywell International, Inc.	724,084	145,779,832
Howmet Aerospace, Inc.	787,569	162,199,836
Hubbell, Inc.(c)	327,429	153,891,630
Huntington Ingalls Industries, Inc.	533,110	171,672,082
IDEX Corp.	903,733	154,954,060
Illinois Tool Works, Inc.(c)	551,344	134,483,828
Ingersoll Rand, Inc.	1,803,348	137,649,553
J.B. Hunt Transport Services, Inc.	1,056,984	178,482,318
Jacobs Solutions, Inc.	1,001,951	156,113,985
Johnson Controls International PLC	1,345,125	153,868,849
L3Harris Technologies, Inc.	526,016	152,071,226
Leidos Holdings, Inc.	803,810	153,101,691
Lennox International, Inc.	259,514	131,054,570
Lockheed Martin Corp.	312,018	153,475,414
Masco Corp.	1,977,918	128,089,970
Nordson Corp.(c)	648,023	150,308,935
Norfolk Southern Corp.	532,246	150,827,871
Northrop Grumman Corp.	249,822	145,758,646
Old Dominion Freight Line, Inc.	988,866	138,856,564
Otis Worldwide Corp.	1,654,660	153,486,262
PACCAR, Inc.	1,466,802	144,333,317
Parker-Hannifin Corp.	189,456	146,417,280
Paychex, Inc.	1,087,604	127,282,296
Paycom Software, Inc.(c)	655,238	122,588,477
Pentair PLC	1,324,672	140,878,867
Quanta Services, Inc.(c)	371,527	166,863,921
Republic Services, Inc.(c)	633,522	131,924,621
Rockwell Automation, Inc.	426,422	157,076,808
Rollins, Inc.	2,567,446	147,910,564
RTX Corp.	933,747	166,673,839
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Snap-on, Inc.	447,267	$150,080,442
Southwest Airlines Co.(c)	4,651,926	140,953,358
Stanley Black & Decker, Inc.(c)	1,880,473	127,345,632
Textron, Inc.	1,786,311	144,351,792
Trane Technologies PLC(c)	346,761	155,574,323
TransDigm Group, Inc.	112,414	147,094,843
Uber Technologies, Inc.(b)	1,539,149	148,527,878
Union Pacific Corp.	672,732	148,249,951
United Airlines Holdings, Inc.(b)	1,346,172	126,594,015
United Parcel Service, Inc., Class B	1,725,776	166,399,322
United Rentals, Inc.	153,460	133,691,283
Veralto Corp.	1,365,306	134,728,396
Verisk Analytics, Inc.	550,876	120,509,634
W.W. Grainger, Inc.	145,840	142,777,360
Wabtec Corp.	764,738	156,343,037
Waste Management, Inc.	664,897	132,826,474
Xylem, Inc.	1,050,835	158,518,460
		11,528,183,650
Information Technology-14.84%
Accenture PLC, Class A	595,498	148,934,050
Adobe, Inc.(b)	414,007	140,890,722
Advanced Micro Devices, Inc.(b)	907,288	232,374,603
Akamai Technologies, Inc.(b)(c)	1,885,448	141,597,145
Amphenol Corp., Class A	1,215,373	169,350,074
Analog Devices, Inc.	585,484	137,079,369
Apple, Inc.	638,331	172,585,552
Applied Materials, Inc.	886,876	206,730,796
AppLovin Corp., Class A(b)	255,922	163,106,768
Arista Networks, Inc.(b)	961,965	151,692,261
Autodesk, Inc.(b)	447,874	134,962,351
Broadcom, Inc.	391,704	144,785,550
Cadence Design Systems, Inc.(b)	427,521	144,797,087
CDW Corp.	847,398	135,049,819
Cisco Systems, Inc.	2,124,110	155,293,682
Cognizant Technology Solutions Corp., Class A	2,092,577	152,507,012
Corning, Inc.	1,931,349	172,044,569
CrowdStrike Holdings, Inc., Class A(b)	341,216	185,283,700
Datadog, Inc., Class A(b)(c)	1,041,974	169,643,787
Dell Technologies, Inc., Class C	1,162,902	188,401,753
EPAM Systems, Inc.(b)	945,437	154,616,767
F5, Inc.(b)	443,237	112,161,123
Fair Isaac Corp.(b)	94,813	157,345,018
First Solar, Inc.(b)	710,336	189,617,092
Fortinet, Inc.(b)	1,820,862	157,377,103
Gartner, Inc.(b)	622,253	154,530,310
Gen Digital, Inc.	4,947,576	130,418,103
GoDaddy, Inc., Class A(b)	998,279	132,900,883
Hewlett Packard Enterprise Co.	5,921,377	144,600,026
HP, Inc.(c)	5,101,289	141,152,666
Intel Corp.(b)	5,850,598	233,965,414
International Business Machines Corp.	564,410	173,505,278
Intuit, Inc.	220,909	147,467,803
Jabil, Inc.(c)	671,055	148,229,339
Keysight Technologies, Inc.(b)	850,226	155,557,349
KLA Corp.	155,179	187,571,064
Lam Research Corp.	1,350,081	212,583,754
Microchip Technology, Inc.(c)	2,235,269	139,525,491
Micron Technology, Inc.	1,035,139	231,633,054
	Shares	Value
Information Technology-(continued)
Microsoft Corp.	289,490	$149,900,817
Monolithic Power Systems, Inc.	169,435	170,282,175
Motorola Solutions, Inc.(c)	300,962	122,404,255
NetApp, Inc.	1,171,688	138,001,413
NVIDIA Corp.	816,154	165,263,023
NXP Semiconductors N.V. (Netherlands)	660,007	138,020,664
ON Semiconductor Corp.(b)(c)	3,006,658	150,573,433
Oracle Corp.	441,050	115,824,140
Palantir Technologies, Inc., Class A(b)	868,110	174,030,012
Palo Alto Networks, Inc.(b)	733,362	161,515,647
PTC, Inc.(b)	707,837	140,533,958
QUALCOMM, Inc.	910,704	164,746,354
Roper Technologies, Inc.	282,138	125,875,869
Salesforce, Inc.	596,843	155,423,886
Seagate Technology Holdings PLC	749,896	191,883,389
ServiceNow, Inc.(b)	156,724	144,073,239
Skyworks Solutions, Inc.	1,966,196	152,812,753
Super Micro Computer, Inc.(b)(c)	3,295,921	171,256,055
Synopsys, Inc.(b)	373,782	169,629,747
TE Connectivity PLC (Switzerland)	689,251	170,251,890
Teledyne Technologies, Inc.(b)	266,003	140,135,700
Teradyne, Inc.	1,230,357	223,629,688
Texas Instruments, Inc.	786,658	127,013,801
Trimble, Inc.(b)	1,805,193	143,964,142
Tyler Technologies, Inc.(b)	265,066	126,240,333
VeriSign, Inc.	510,618	122,446,196
Western Digital Corp.	1,523,244	228,806,481
Workday, Inc., Class A(b)(c)	639,217	153,360,943
Zebra Technologies Corp., Class A(b)	472,765	127,291,976
		10,817,060,266
Materials-5.11%
Air Products and Chemicals, Inc.(c)	503,377	122,114,226
Albemarle Corp.(c)	1,976,900	194,190,887
Amcor PLC(c)	17,585,010	138,921,579
Avery Dennison Corp.	880,256	153,947,972
Ball Corp.(c)	2,890,149	135,837,003
CF Industries Holdings, Inc.	1,665,380	138,709,500
Corteva, Inc.	2,016,500	123,893,760
Dow, Inc.(c)	6,072,945	144,839,738
DuPont de Nemours, Inc.	1,901,784	155,280,664
Eastman Chemical Co.(c)	2,224,956	132,429,381
Ecolab, Inc.	537,755	137,880,382
Freeport-McMoRan, Inc.	3,225,150	134,488,755
International Flavors & Fragrances, Inc.(b)	2,244,413	141,330,687
International Paper Co.(c)	3,114,464	120,342,889
Linde PLC	306,766	128,320,218
LyondellBasell Industries N.V., Class A(c)	2,660,487	123,499,806
Martin Marietta Materials, Inc.(c)	234,692	143,889,665
Mosaic Co. (The)	4,331,594	118,902,255
Newmont Corp.	1,848,442	149,668,349
Nucor Corp.	1,020,214	153,083,111
Packaging Corp. of America	680,483	133,211,352
PPG Industries, Inc.	1,330,600	130,066,150
Sherwin-Williams Co. (The)	405,124	139,743,473
Smurfit WestRock PLC	3,197,090	118,036,563
Solstice Advanced Materials, Inc.(b)	2,108,338	95,022,794
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Steel Dynamics, Inc.	1,090,513	$170,992,438
Vulcan Materials Co.	492,353	142,536,193
		3,721,179,790
Real Estate-5.85%
Alexandria Real Estate Equities, Inc.(c)	1,723,080	100,317,718
American Tower Corp.	747,070	133,710,589
AvalonBay Communities, Inc.(c)	751,475	130,696,532
BXP, Inc.(c)	1,958,963	139,458,576
Camden Property Trust	1,329,733	132,281,839
CBRE Group, Inc., Class A(b)	889,924	135,651,115
CoStar Group, Inc.(b)	1,677,125	115,402,971
Crown Castle, Inc.(c)	1,538,955	138,844,520
Digital Realty Trust, Inc.	832,466	141,860,531
Equinix, Inc.	185,734	157,132,821
Equity Residential	2,197,264	130,605,372
Essex Property Trust, Inc.	549,032	138,229,787
Extra Space Storage, Inc.	997,951	133,266,377
Federal Realty Investment Trust	1,440,843	138,594,688
Healthpeak Properties, Inc.	8,062,510	144,722,054
Host Hotels & Resorts, Inc.	8,227,663	131,807,161
Invitation Homes, Inc.	4,822,664	135,757,992
Iron Mountain, Inc.	1,485,522	152,934,490
Kimco Realty Corp.(c)	6,490,003	134,083,462
Mid-America Apartment Communities, Inc.	1,023,222	131,207,757
Prologis, Inc.	1,306,539	162,128,424
Public Storage(c)	501,273	139,634,607
Realty Income Corp.	2,434,258	141,138,279
Regency Centers Corp.	2,007,419	138,411,540
SBA Communications Corp., Class A	747,813	143,191,233
Simon Property Group, Inc.	807,379	141,904,933
UDR, Inc.(c)	3,789,427	127,665,796
Ventas, Inc.	2,089,819	154,207,744
VICI Properties, Inc.(c)	4,366,837	130,961,442
Welltower, Inc.	861,105	155,894,449
Weyerhaeuser Co.	5,765,726	132,611,698
		4,264,316,497
Utilities-6.44%
AES Corp. (The)	11,368,708	157,683,980
Alliant Energy Corp.	2,261,782	151,132,273
Ameren Corp.	1,460,262	148,975,929
American Electric Power Co., Inc.	1,336,080	160,676,981
American Water Works Co., Inc.(c)	1,044,910	134,197,791
Atmos Energy Corp.(c)	884,527	151,890,976
CenterPoint Energy, Inc.(c)	3,829,558	146,442,298
CMS Energy Corp.	2,032,230	149,470,517
Consolidated Edison, Inc.	1,490,954	145,233,829
Constellation Energy Corp.	452,917	170,749,709
Dominion Energy, Inc.	2,435,506	142,939,847
DTE Energy Co.	1,068,878	144,875,724
	Shares	Value
Utilities-(continued)
Duke Energy Corp.	1,192,480	$148,225,264
Edison International	2,604,381	144,230,620
Entergy Corp.(c)	1,636,520	157,253,207
Evergy, Inc.(c)	2,021,068	155,238,233
Eversource Energy	2,261,065	166,889,208
Exelon Corp.	3,340,835	154,079,310
FirstEnergy Corp.	3,347,103	153,397,730
NextEra Energy, Inc.	2,040,517	166,098,084
NiSource, Inc.	3,553,048	149,618,851
NRG Energy, Inc.	897,820	154,299,345
PG&E Corp.	9,483,811	151,361,624
Pinnacle West Capital Corp.	1,654,773	146,480,506
PPL Corp.	4,043,791	147,679,247
Public Service Enterprise Group, Inc.	1,770,791	142,654,923
Sempra	1,764,557	162,233,371
Southern Co. (The)(c)	1,580,514	148,631,537
Vistra Corp.	691,675	130,242,403
WEC Energy Group, Inc.	1,323,075	147,827,170
Xcel Energy, Inc.	2,004,967	162,743,171
		4,693,453,658
Total Common Stocks & Other Equity Interests (Cost $68,063,998,912)		72,703,868,653
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $114,358,676)	114,358,676	114,358,676
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $68,178,357,588)		72,818,227,329
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.01%
Invesco Private Government Fund, 4.13%(d)(e)(f)	595,583,035	595,583,035
Invesco Private Prime Fund, 4.30%(d)(e)(f)	1,595,690,656	1,596,169,363
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,191,817,364)		2,191,752,398
TOTAL INVESTMENTS IN SECURITIES-102.92% (Cost $70,370,174,952)		75,009,979,727
OTHER ASSETS LESS LIABILITIES-(2.92)%		(2,124,947,037)
NET ASSETS-100.00%		$72,885,032,690

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
October 31, 2025
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Invesco Ltd.	$128,171,783	$29,107,506	$(91,043,766)	$78,240,507	$10,309,523	$154,785,553	$3,886,449
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	85,360,814	1,178,495,923	(1,149,498,061)	-	-	114,358,676	2,003,448
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	864,508,230	3,231,325,457	(3,500,250,652)	-	-	595,583,035	16,615,146 *
Invesco Private Prime Fund	2,288,058,550	6,156,976,130	(6,849,045,342)	103,695	76,330	1,596,169,363	45,363,476 *
Total	$3,366,099,377	$10,595,905,016	$(11,589,837,821)	$78,344,202	$10,385,853	$2,460,896,627	$67,868,519

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-mini S&P 500 Equal Weight	940	December-2025	$143,585,000	$(2,118,309)	$(2,118,309)

(a)	Futures contracts collateralized by $31,365,335 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Diversified Telecommunication Services-12.51%
AT&T, Inc.	113,387	$2,806,328
Frontier Communications Parent, Inc.(b)(c)	88,648	3,347,348
Verizon Communications, Inc.	76,132	3,025,486
		9,179,162
Entertainment-34.86%
Electronic Arts, Inc.	19,446	3,890,367
Live Nation Entertainment, Inc.(b)(c)	19,379	2,897,742
Netflix, Inc.(b)	2,651	2,966,098
Take-Two Interactive Software, Inc.(b)	13,573	3,479,710
TKO Group Holdings, Inc.	16,971	3,197,336
Walt Disney Co. (The)	28,596	3,220,482
Warner Bros. Discovery, Inc.(b)	264,038	5,927,653
		25,579,388
Interactive Media & Services-13.05%
Alphabet, Inc., Class A	7,672	2,157,290
Alphabet, Inc., Class C	6,162	1,736,575
Match Group, Inc.	87,360	2,825,222
Meta Platforms, Inc., Class A	4,409	2,858,575
		9,577,662
Media-35.49%
Charter Communications, Inc., Class A(b)(c)	12,586	2,943,110
Comcast Corp., Class A	98,897	2,752,798
Fox Corp., Class A	36,893	2,385,133
Fox Corp., Class B	23,184	1,354,177
Interpublic Group of Cos., Inc. (The)	127,543	3,272,753
News Corp., Class A	86,917	2,303,301
News Corp., Class B	25,676	782,348
Omnicom Group, Inc.(c)	43,566	3,268,321
Paramount Skydance Corp.(c)	219,131	3,372,426
Trade Desk, Inc. (The), Class A(b)	71,764	3,608,294
		26,042,661
	Shares	Value
Wireless Telecommunication Services-3.95%
T-Mobile US, Inc.	13,778	$2,894,069
Total Common Stocks & Other Equity Interests (Cost $65,261,611)		73,272,942

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $40,654)	40,654	40,654
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $65,302,265)		73,313,596
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.01%
Invesco Private Government Fund, 4.13%(d)(e)(f)	2,433,645	2,433,645
Invesco Private Prime Fund, 4.30%(d)(e)(f)	6,373,644	6,375,556
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,809,403)		8,809,201
TOTAL INVESTMENTS IN SECURITIES-111.92% (Cost $74,111,668)		82,122,797
OTHER ASSETS LESS LIABILITIES-(11.92)%		(8,747,038)
NET ASSETS-100.00%		$73,375,759

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,689	$1,103,078	$(1,089,113)	$-	$-	$40,654	$867
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,364,647	$33,454,462	$(33,385,464)	$-	$-	$2,433,645	$56,549 *
Invesco Private Prime Fund	6,180,518	60,324,578	(60,129,442)	(196)	98	6,375,556	148,973 *
Total	$8,571,854	$94,882,118	$(94,604,019)	$(196)	$98	$8,849,855	$206,389

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Automobile Components-2.12%
Aptiv PLC(b)	56,003	$4,541,843
Automobiles-7.83%
Ford Motor Co.	400,211	5,254,770
General Motors Co.	79,708	5,507,026
Tesla, Inc.(b)	13,142	6,000,112
		16,761,908
Broadline Retail-4.17%
Amazon.com, Inc.(b)	19,844	4,846,302
eBay, Inc.	50,063	4,070,622
		8,916,924
Distributors-5.87%
Genuine Parts Co.	32,766	4,171,440
LKQ Corp.	142,423	4,551,839
Pool Corp.	14,321	3,824,566
		12,547,845
Hotels, Restaurants & Leisure-36.18%
Airbnb, Inc., Class A(b)	37,034	4,686,282
Booking Holdings, Inc.	835	4,239,913
Carnival Corp.(b)	145,740	4,201,684
Chipotle Mexican Grill, Inc.(b)	118,067	3,741,543
Darden Restaurants, Inc.	21,614	3,893,762
Domino’s Pizza, Inc.	10,144	4,041,978
DoorDash, Inc., Class A(b)	17,755	4,516,339
Expedia Group, Inc.	21,209	4,665,980
Hilton Worldwide Holdings, Inc.	16,736	4,300,483
Las Vegas Sands Corp.	83,860	4,977,091
Marriott International, Inc., Class A	17,418	4,538,783
McDonald’s Corp.	14,940	4,458,544
MGM Resorts International(b)	127,133	4,072,070
Norwegian Cruise Line Holdings Ltd.(b)	179,727	4,029,479
Royal Caribbean Cruises Ltd.	13,384	3,838,933
Starbucks Corp.	55,145	4,459,576
Wynn Resorts Ltd.	37,187	4,424,881
Yum! Brands, Inc.	31,302	4,326,250
		77,413,571
Household Durables-11.21%
D.R. Horton, Inc.	25,950	3,868,626
Garmin Ltd.	19,370	4,144,018
Lennar Corp., Class A	33,463	4,141,716
Mohawk Industries, Inc.(b)	33,767	3,837,282
NVR, Inc.(b)	548	3,951,529
PulteGroup, Inc.	33,753	4,045,972
		23,989,143
	Shares	Value
Leisure Products-2.10%
Hasbro, Inc.	58,851	$4,490,920
Specialty Retail-20.52%
AutoZone, Inc.(b)	1,075	3,950,012
Best Buy Co., Inc.	59,657	4,900,226
Home Depot, Inc. (The)	11,061	4,198,645
Lowe’s Cos., Inc.	17,147	4,083,215
O’Reilly Automotive, Inc.(b)	43,483	4,106,534
Ross Stores, Inc.	30,627	4,867,243
TJX Cos., Inc. (The)	32,678	4,579,495
Tractor Supply Co.(c)	78,193	4,231,023
Ulta Beauty, Inc.(b)	8,868	4,610,296
Williams-Sonoma, Inc.	22,552	4,382,756
		43,909,445
Textiles, Apparel & Luxury Goods-10.02%
Deckers Outdoor Corp.(b)	40,046	3,263,749
lululemon athletica, Inc.(b)	27,886	4,755,679
NIKE, Inc., Class B	61,553	3,975,708
Ralph Lauren Corp.	14,622	4,674,069
Tapestry, Inc.	43,404	4,766,627
		21,435,832
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $212,090,178)		214,007,431
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.96%
Invesco Private Government Fund, 4.13%(d)(e)(f)	1,166,243	1,166,243
Invesco Private Prime Fund, 4.30%(d)(e)(f)	3,034,472	3,035,382
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,201,922)		4,201,625
TOTAL INVESTMENTS IN SECURITIES-101.98% (Cost $216,292,100)		218,209,056
OTHER ASSETS LESS LIABILITIES-(1.98)%		(4,235,675)
NET ASSETS-100.00%		$213,973,381

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)—(continued)
October 31, 2025
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,183	$1,352,451	$(1,366,634)	$-	$-	$-	$2,504
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,832,009	24,843,177	(27,508,943)	-	-	1,166,243	43,965 *
Invesco Private Prime Fund	9,939,498	51,551,975	(58,455,984)	(296)	189	3,035,382	116,429 *
Total	$13,785,690	$77,747,603	$(87,331,561)	$(296)	$189	$4,201,625	$162,898

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Beverages-19.46%
Brown-Forman Corp., Class B(b)	235,226	$6,405,204
Coca-Cola Co. (The)	94,576	6,516,286
Constellation Brands, Inc., Class A	44,894	5,898,174
Keurig Dr Pepper, Inc.	233,755	6,348,786
Molson Coors Beverage Co., Class B(b)	130,777	5,717,571
Monster Beverage Corp.(c)	102,095	6,823,009
PepsiCo, Inc.	44,971	6,569,813
		44,278,843
Consumer Staples Distribution & Retail-19.14%
Costco Wholesale Corp.	6,715	6,120,387
Dollar General Corp.	60,241	5,943,377
Dollar Tree, Inc.(c)	64,882	6,431,104
Kroger Co. (The)	95,698	6,089,264
Sysco Corp.	79,998	5,942,251
Target Corp.	70,655	6,551,132
Walmart, Inc.	63,886	6,463,985
		43,541,500
Food Products-37.91%
Archer-Daniels-Midland Co.	104,456	6,322,722
Bunge Global S.A.	77,899	7,369,245
Campbell’s Co. (The)(b)	191,525	5,770,648
Conagra Brands, Inc.	331,326	5,695,494
General Mills, Inc.	128,264	5,978,385
Hershey Co. (The)	34,567	5,863,600
Hormel Foods Corp.	256,879	5,546,018
J.M. Smucker Co. (The)	58,301	6,037,069
Kellanova	81,153	6,740,568
Kraft Heinz Co. (The)	240,696	5,952,412
Lamb Weston Holdings, Inc.	114,813	7,087,406
McCormick & Co., Inc.	93,523	6,000,436
Mondelez International, Inc., Class A	103,016	5,919,299
Tyson Foods, Inc., Class A	115,739	5,950,142
		86,233,444
Household Products-13.17%
Church & Dwight Co., Inc.	68,966	6,047,629
	Shares	Value
Household Products-(continued)
Clorox Co. (The)	52,016	$5,849,719
Colgate-Palmolive Co.	77,094	5,940,093
Kimberly-Clark Corp.	50,108	5,998,429
Procter & Gamble Co. (The)	40,769	6,130,434
		29,966,304
Personal Care Products-5.31%
Estee Lauder Cos., Inc. (The), Class A	73,369	7,094,049
Kenvue, Inc.	347,292	4,990,586
		12,084,635
Tobacco-4.86%
Altria Group, Inc.	96,845	5,460,121
Philip Morris International, Inc.	38,798	5,599,715
		11,059,836
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $288,797,366)		227,164,562
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.96%
Invesco Private Government Fund, 4.13%(d)(e)(f)	5,039,235	5,039,235
Invesco Private Prime Fund, 4.30%(d)(e)(f)	13,064,863	13,068,782
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,108,025)		18,108,017
TOTAL INVESTMENTS IN SECURITIES-107.81% (Cost $306,905,391)		245,272,579
OTHER ASSETS LESS LIABILITIES-(7.81)%		(17,761,940)
NET ASSETS-100.00%		$227,510,639

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,276	$3,768,731	$(3,798,007)	$-	$-	$-	$2,902
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,166,076	$28,848,696	$(29,975,537)	$-	$-	$5,039,235	$78,558 *
Invesco Private Prime Fund	15,997,189	63,850,621	(66,780,716)	599	1,089	13,068,782	214,731 *
Total	$22,192,541	$96,468,048	$(100,554,260)	$599	$1,089	$18,108,017	$296,191

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P 500® Equal Weight Energy ETF (RSPG)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Energy Equipment & Services-14.65%
Baker Hughes Co., Class A	391,487	$18,951,886
Halliburton Co.	812,757	21,814,398
SLB Ltd.	507,971	18,317,434
		59,083,718
Oil, Gas & Consumable Fuels-85.24%
APA Corp.	788,675	17,863,489
Chevron Corp.	116,412	18,360,501
ConocoPhillips	194,746	17,305,129
Coterra Energy, Inc.	753,732	17,833,299
Devon Energy Corp.	517,132	16,801,619
Diamondback Energy, Inc.	131,546	18,836,072
EOG Resources, Inc.	152,740	16,166,002
EQT Corp.	358,963	19,233,237
Expand Energy Corp.	190,403	19,670,534
Exxon Mobil Corp.	163,270	18,671,557
Kinder Morgan, Inc.	670,863	17,569,902
Marathon Petroleum Corp.	101,095	19,704,426
Occidental Petroleum Corp.	396,639	16,341,527
ONEOK, Inc.	250,416	16,777,872
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Phillips 66 Co.	139,770	$19,028,288
Targa Resources Corp.	112,402	17,314,404
Texas Pacific Land Corp.	19,588	18,478,927
Valero Energy Corp.	115,890	19,650,308
Williams Cos., Inc. (The)	312,601	18,090,220
		343,697,313
Total Common Stocks & Other Equity Interests (Cost $402,864,411)		402,781,031

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(b)(c) (Cost $284,218)	284,218	284,218
TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $403,148,629)		403,065,249
OTHER ASSETS LESS LIABILITIES-0.04%		173,283
NET ASSETS-100.00%		$403,238,532

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$164,089	$7,718,992	$(7,598,863)	$-	$-	$284,218	$4,250
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,780,543	57,773,896	(63,554,439)	-	-	-	58,229 *
Invesco Private Prime Fund	15,049,714	111,751,455	(126,802,656)	1,052	435	-	155,357 *
Total	$20,994,346	$177,244,343	$(197,955,958)	$1,052	$435	$284,218	$217,836

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P 500® Equal Weight Financials ETF (RSPF)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%(a)
Banks-17.35%
Bank of America Corp.	84,865	$4,536,034
Citigroup, Inc.	43,781	4,431,951
Citizens Financial Group, Inc.	82,116	4,177,241
Fifth Third Bancorp	93,480	3,890,638
Huntington Bancshares, Inc.	240,901	3,719,511
JPMorgan Chase & Co.	14,156	4,404,215
KeyCorp	221,236	3,891,541
M&T Bank Corp.	21,467	3,947,137
PNC Financial Services Group, Inc. (The)	21,072	3,846,694
Regions Financial Corp.	157,335	3,807,507
Truist Financial Corp.	94,287	4,208,029
U.S. Bancorp	86,469	4,036,373
Wells Fargo & Co.	52,980	4,607,670
		53,504,541
Capital Markets-33.96%
Ameriprise Financial, Inc.	8,646	3,914,649
Bank of New York Mellon Corp. (The)	40,906	4,414,985
BlackRock, Inc.	3,859	4,178,564
Blackstone, Inc., Class A	23,868	3,500,003
Cboe Global Markets, Inc.	18,140	4,455,910
Charles Schwab Corp. (The)	46,124	4,359,640
CME Group, Inc., Class A	16,365	4,344,744
Coinbase Global, Inc., Class A(b)	13,488	4,636,905
FactSet Research Systems, Inc.	11,761	3,137,835
Franklin Resources, Inc.	175,002	3,956,795
Goldman Sachs Group, Inc. (The)	5,530	4,365,216
Interactive Brokers Group, Inc., Class A	68,060	4,788,702
Intercontinental Exchange, Inc.	24,699	3,613,217
Invesco Ltd.(c)	191,981	4,549,950
KKR & Co., Inc., Class A	30,541	3,613,917
Moody’s Corp.	8,408	4,038,362
Morgan Stanley	27,602	4,526,728
MSCI, Inc.	7,555	4,446,495
Nasdaq, Inc.	44,941	3,842,006
Northern Trust Corp.	33,482	4,308,129
Raymond James Financial, Inc.	25,519	4,049,100
Robinhood Markets, Inc., Class A(b)	36,221	5,316,518
S&P Global, Inc.	7,880	3,839,215
State Street Corp.	38,405	4,441,922
T. Rowe Price Group, Inc.	39,895	4,090,434
		104,729,941
Consumer Finance-4.27%
American Express Co.	13,155	4,745,403
Capital One Financial Corp.	19,041	4,188,830
Synchrony Financial	56,924	4,234,007
		13,168,240
Financial Services-13.93%
Apollo Global Management, Inc.	31,833	3,957,160
Berkshire Hathaway, Inc., Class B(b)	8,680	4,145,047
Block, Inc., Class A(b)	57,687	4,380,750
Corpay, Inc.(b)	13,956	3,633,445
Fidelity National Information Services, Inc.	64,099	4,007,469
Fiserv, Inc.(b)	32,194	2,147,018
Global Payments, Inc.	50,003	3,888,233
Jack Henry & Associates, Inc.	26,737	3,982,209
	Shares	Value
Financial Services-(continued)
Mastercard, Inc., Class A	7,341	$4,052,159
PayPal Holdings, Inc.(b)	64,811	4,489,458
Visa, Inc., Class A	12,584	4,287,872
		42,970,820
Insurance-30.39%
Aflac, Inc.	39,674	4,252,656
Allstate Corp. (The)	21,269	4,073,439
American International Group, Inc.	54,541	4,306,557
Aon PLC, Class A	11,742	4,000,265
Arch Capital Group Ltd.	46,959	4,053,031
Arthur J. Gallagher & Co.	14,511	3,620,349
Assurant, Inc.	20,317	4,301,515
Brown & Brown, Inc.	45,993	3,667,482
Chubb Ltd.	15,334	4,246,598
Cincinnati Financial Corp.	27,934	4,318,317
Erie Indemnity Co., Class A(d)	12,892	3,772,715
Everest Group Ltd.	12,513	3,935,589
Globe Life, Inc.	30,602	4,024,469
Hartford Insurance Group, Inc. (The)	32,417	4,025,543
Loews Corp.	44,260	4,406,526
Marsh & McLennan Cos., Inc.	21,401	3,812,588
MetLife, Inc.	53,694	4,285,855
Principal Financial Group, Inc.	53,134	4,465,381
Progressive Corp. (The)	17,263	3,556,178
Prudential Financial, Inc.	40,261	4,187,144
Travelers Cos., Inc. (The)	15,620	4,195,845
W.R. Berkley Corp.	58,967	4,206,706
Willis Towers Watson PLC	12,884	4,033,981
		93,748,729
Total Common Stocks & Other Equity Interests (Cost $255,645,563)		308,122,271

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(c)(e) (Cost $278,755)	278,755	278,755
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $255,924,318)		308,401,026
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.00%
Invesco Private Government Fund, 4.13%(c)(e)(f)	2,639	2,639
Invesco Private Prime Fund, 4.30%(c)(e)(f)	5,323	5,325
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,964)		7,964
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $255,932,282)		308,408,990
OTHER ASSETS LESS LIABILITIES-0.01%		43,256
NET ASSETS-100.00%		$308,452,246
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500® Equal Weight Financials ETF (RSPF)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Invesco Ltd.	$3,717,095	$354,536	$(2,110,586)	$2,794,057	$(205,152)	$4,549,950	$113,698
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	157,209	2,954,708	(2,833,162)	-	-	278,755	4,208
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,814,765	39,836,583	(42,648,709)	-	-	2,639	25,935 *
Invesco Private Prime Fund	7,363,982	105,126,470	(112,485,980)	-	853	5,325	69,694 *
Total	$14,053,051	$148,272,297	$(160,078,437)	$2,794,057	$(204,299)	$4,836,669	$213,535

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of this security was out on loan at October 31, 2025.
(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Biotechnology-13.88%
AbbVie, Inc.	54,087	$11,793,129
Amgen, Inc.	41,079	12,259,206
Biogen, Inc.(b)	80,179	12,369,214
Gilead Sciences, Inc.	99,218	11,885,324
Incyte Corp.(b)	132,585	12,394,046
Moderna, Inc.(b)(c)	470,385	12,775,657
Regeneron Pharmaceuticals, Inc.	20,590	13,420,562
Vertex Pharmaceuticals, Inc.(b)	29,456	12,535,590
		99,432,728
Health Care Equipment & Supplies-29.53%
Abbott Laboratories	88,420	10,930,480
Align Technology, Inc.(b)	86,039	11,863,057
Baxter International, Inc.	476,901	8,808,362
Becton, Dickinson and Co.	60,772	10,860,564
Boston Scientific Corp.(b)	108,665	10,944,739
Cooper Cos., Inc. (The)(b)	169,036	11,817,307
DexCom, Inc.(b)	150,441	8,758,675
Edwards Lifesciences Corp.(b)	146,067	12,043,224
GE HealthCare Technologies, Inc.	150,461	11,277,052
Hologic, Inc.(b)	174,559	12,901,656
IDEXX Laboratories, Inc.(b)	17,940	11,293,409
Insulet Corp.(b)	33,889	10,607,596
Intuitive Surgical, Inc.(b)	25,442	13,593,152
Medtronic PLC	123,886	11,236,460
ResMed, Inc.	42,324	10,448,949
Solventum Corp.(b)(c)	160,555	11,084,717
STERIS PLC	46,950	11,066,115
Stryker Corp.	29,891	10,648,370
Zimmer Biomet Holdings, Inc.(c)	111,796	11,242,206
		211,426,090
Health Care Providers & Services-26.41%
Cardinal Health, Inc.	76,619	14,616,607
Cencora, Inc.	38,609	13,042,506
Centene Corp.(b)	365,729	12,935,835
Cigna Group (The)	37,809	9,240,898
CVS Health Corp.	154,613	12,083,006
DaVita, Inc.(b)(c)	86,474	10,292,135
Elevance Health, Inc.	37,319	11,837,587
HCA Healthcare, Inc.	29,012	13,336,236
Henry Schein, Inc.(b)(c)	169,621	10,720,047
Humana, Inc.	41,847	11,641,417
Labcorp Holdings, Inc.	41,950	10,653,622
McKesson Corp.	16,209	13,151,010
Molina Healthcare, Inc.(b)(c)	63,829	9,769,667
Quest Diagnostics, Inc.	63,525	11,177,224
UnitedHealth Group, Inc.	32,972	11,261,916
Universal Health Services, Inc., Class B	61,459	13,337,217
		189,096,930
	Shares	Value
Life Sciences Tools & Services-18.58%
Agilent Technologies, Inc.	92,127	$13,483,708
Bio-Techne Corp.(c)	224,389	14,040,020
Charles River Laboratories International, Inc.(b)	74,622	13,437,183
Danaher Corp.	59,382	12,789,695
IQVIA Holdings, Inc.(b)	62,209	13,465,760
Mettler-Toledo International, Inc.(b)	9,138	12,942,058
Revvity, Inc.(c)	138,749	12,985,519
Thermo Fisher Scientific, Inc.	24,004	13,619,630
Waters Corp.(b)	39,053	13,652,929
West Pharmaceutical Services, Inc.	44,802	12,637,300
		133,053,802
Pharmaceuticals-11.50%
Bristol-Myers Squibb Co.	242,560	11,174,739
Eli Lilly and Co.	15,177	13,095,626
Johnson & Johnson	65,079	12,291,471
Merck & Co., Inc.	136,116	11,703,254
Pfizer, Inc.	465,459	11,473,564
Viatris, Inc.	1,116,789	11,569,934
Zoetis, Inc.	76,551	11,030,234
		82,338,822
Total Common Stocks & Other Equity Interests (Cost $661,192,552)		715,348,372

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $480,396)	480,396	480,396
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $661,672,948)		715,828,768
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.59%
Invesco Private Government Fund, 4.13%(d)(e)(f)	13,091,886	13,091,886
Invesco Private Prime Fund, 4.30%(d)(e)(f)	34,072,136	34,082,358
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,175,540)		47,174,244
TOTAL INVESTMENTS IN SECURITIES-106.56% (Cost $708,848,488)		763,003,012
OTHER ASSETS LESS LIABILITIES-(6.56)%		(46,964,476)
NET ASSETS-100.00%		$716,038,536
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,946	$4,781,150	$(4,432,700)	$-	$-	$480,396	$8,176
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,536,937	50,832,253	(44,277,304)	-	-	13,091,886	133,824 *
Invesco Private Prime Fund	16,935,811	121,490,682	(104,343,797)	(784)	446	34,082,358	359,318 *
Total	$23,604,694	$177,104,085	$(153,053,801)	$(784)	$446	$47,654,640	$501,318

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Aerospace & Defense-15.83%
Axon Enterprise, Inc.(b)	11,513	$8,430,164
Boeing Co. (The)(b)	37,820	7,602,576
General Dynamics Corp.	26,635	9,186,412
General Electric Co.	30,361	9,380,031
Howmet Aerospace, Inc.	46,819	9,642,373
Huntington Ingalls Industries, Inc.	31,643	10,189,679
L3Harris Technologies, Inc.	31,256	9,036,110
Lockheed Martin Corp.	18,551	9,124,866
Northrop Grumman Corp.	14,840	8,658,398
RTX Corp.	55,519	9,910,141
Textron, Inc.	106,208	8,582,668
TransDigm Group, Inc.	6,687	8,750,006
		108,493,424
Air Freight & Logistics-5.63%
C.H. Robinson Worldwide, Inc.	67,417	10,381,544
Expeditors International of Washington, Inc.	70,917	8,644,782
FedEx Corp.	38,129	9,677,903
United Parcel Service, Inc., Class B	102,624	9,895,006
		38,599,235
Building Products-9.53%
A.O. Smith Corp.	118,707	7,833,475
Allegion PLC	50,492	8,370,059
Builders FirstSource, Inc.(b)	61,356	7,127,726
Carrier Global Corp.	137,685	8,190,881
Johnson Controls International PLC	79,826	9,131,296
Lennox International, Inc.	15,396	7,774,980
Masco Corp.	117,605	7,616,100
Trane Technologies PLC	20,618	9,250,266
		65,294,783
Commercial Services & Supplies-7.00%
Cintas Corp.	42,725	7,830,211
Copart, Inc.(b)	177,351	7,627,866
Republic Services, Inc.	37,655	7,841,277
Rollins, Inc.	152,652	8,794,282
Veralto Corp.	81,175	8,010,349
Waste Management, Inc.	39,531	7,897,108
		48,001,093
Construction & Engineering-2.78%
EMCOR Group, Inc.	13,564	9,166,280
Quanta Services, Inc.	22,054	9,905,113
		19,071,393
Electrical Equipment-8.97%
AMETEK, Inc.	45,919	9,280,689
Eaton Corp. PLC	23,757	9,064,721
Emerson Electric Co.	64,373	8,984,539
GE Vernova, Inc.	13,370	7,823,322
Generac Holdings, Inc.(b)	46,511	7,814,778
Hubbell, Inc.	19,453	9,142,910
Rockwell Automation, Inc.	25,352	9,338,663
		61,449,622
Ground Transportation-8.04%
CSX Corp.	268,493	9,671,118
J.B. Hunt Transport Services, Inc.	62,841	10,611,331
	Shares	Value
Ground Transportation-(continued)
Norfolk Southern Corp.	31,593	$8,952,824
Old Dominion Freight Line, Inc.	58,814	8,258,662
Uber Technologies, Inc.(b)	91,337	8,814,021
Union Pacific Corp.	39,986	8,811,715
		55,119,671
Industrial Conglomerates-2.63%
3M Co.	56,032	9,329,328
Honeywell International, Inc.	43,051	8,667,458
		17,996,786
Machinery-22.13%
Caterpillar, Inc.	20,344	11,743,777
Cummins, Inc.	21,235	9,294,135
Deere & Co.	18,255	8,427,056
Dover Corp.	48,993	8,890,270
Fortive Corp.	180,213	9,071,922
IDEX Corp.	53,724	9,211,517
Illinois Tool Works, Inc.	32,773	7,993,990
Ingersoll Rand, Inc.	107,239	8,185,553
Nordson Corp.	38,466	8,922,189
Otis Worldwide Corp.	98,200	9,109,032
PACCAR, Inc.	87,221	8,582,546
Parker-Hannifin Corp.	11,245	8,690,473
Pentair PLC	78,760	8,376,126
Snap-on, Inc.	26,543	8,906,504
Stanley Black & Decker, Inc.	111,800	7,571,096
Wabtec Corp.	45,388	9,279,123
Xylem, Inc.	62,478	9,424,806
		151,680,115
Passenger Airlines-3.49%
Delta Air Lines, Inc.	140,175	8,043,241
Southwest Airlines Co.	276,603	8,381,071
United Airlines Holdings, Inc.(b)	80,043	7,527,244
		23,951,556
Professional Services-10.45%
Automatic Data Processing, Inc.	29,430	7,660,629
Broadridge Financial Solutions, Inc.	34,406	7,583,082
Dayforce, Inc.(b)	124,911	8,586,382
Equifax, Inc.	35,041	7,397,155
Jacobs Solutions, Inc.	59,461	9,264,619
Leidos Holdings, Inc.	47,708	9,086,943
Paychex, Inc.	64,664	7,567,628
Paycom Software, Inc.	38,957	7,288,465
Verisk Analytics, Inc.	32,746	7,163,515
		71,598,418
Trading Companies & Distributors-3.47%
Fastenal Co.	179,389	7,381,857
United Rentals, Inc.	9,110	7,936,450
W.W. Grainger, Inc.	8,657	8,475,204
		23,793,511
Total Common Stocks & Other Equity Interests (Cost $606,754,002)		685,049,607
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(c)(d) (Cost $312,773)	312,773	$312,773
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $607,066,775)		685,362,380
OTHER ASSETS LESS LIABILITIES-0.01%		35,284
NET ASSETS-100.00%		$685,397,664

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$291,867	$4,873,317	$(4,852,411)	$-	$-	$312,773	$11,675
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,556,521	24,428,188	(27,984,709)	-	-	-	52,434 *
Invesco Private Prime Fund	9,250,913	64,436,843	(73,687,474)	85	(367)	-	140,537 *
Total	$13,099,301	$93,738,348	$(106,524,594)	$85	$(367)	$312,773	$204,646

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500® Equal Weight Materials ETF (RSPM)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Chemicals-54.34%
Air Products and Chemicals, Inc.	19,793	$4,801,584
Albemarle Corp.	77,616	7,624,220
CF Industries Holdings, Inc.	65,484	5,454,162
Corteva, Inc.	79,277	4,870,779
Dow, Inc.	238,804	5,695,475
DuPont de Nemours, Inc.	74,778	6,105,624
Eastman Chemical Co.	87,486	5,207,167
Ecolab, Inc.	21,147	5,422,091
International Flavors & Fragrances, Inc.(b)	88,256	5,557,480
Linde PLC	12,039	5,035,914
LyondellBasell Industries N.V., Class A	104,614	4,856,182
Mosaic Co. (The)	170,328	4,675,503
PPG Industries, Inc.	52,315	5,113,791
Sherwin-Williams Co. (The)	15,923	5,492,480
Solstice Advanced Materials, Inc.(b)	83,430	3,760,190
		79,672,642
Construction Materials-7.67%
Martin Marietta Materials, Inc.	9,226	5,656,461
Vulcan Materials Co.	19,327	5,595,166
		11,251,627
Containers & Packaging-21.45%
Amcor PLC	691,459	5,462,526
Avery Dennison Corp.	34,544	6,041,400
	Shares	Value
Containers & Packaging-(continued)
Ball Corp.	113,654	$5,341,738
International Paper Co.	122,462	4,731,932
Packaging Corp. of America	26,708	5,228,358
Smurfit WestRock PLC	125,709	4,641,176
		31,447,130
Metals & Mining-16.30%
Freeport-McMoRan, Inc.	126,802	5,287,643
Newmont Corp.	72,558	5,875,021
Nucor Corp.	40,109	6,018,356
Steel Dynamics, Inc.	42,875	6,722,800
		23,903,820
Total Common Stocks & Other Equity Interests (Cost $171,407,292)		146,275,219

Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(c)(d) (Cost $323,915)	323,915	323,915
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $171,731,207)		146,599,134
OTHER ASSETS LESS LIABILITIES-0.02%		25,571
NET ASSETS-100.00%		$146,624,705

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,716	$2,544,615	$(2,233,416)	$-	$-	$323,915	$2,964
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,713,390	69,641,840	(76,355,230)	-	-	-	61,202 *
Invesco Private Prime Fund	17,461,329	143,647,935	(161,109,807)	437	106	-	165,785 *
Total	$24,187,435	$215,834,390	$(239,698,453)	$437	$106	$323,915	$229,951

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Health Care REITs-13.02%
Alexandria Real Estate Equities, Inc.	45,346	$2,640,044
Healthpeak Properties, Inc.	212,203	3,809,044
Ventas, Inc.	55,004	4,058,745
Welltower, Inc.	22,661	4,102,548
		14,610,381
Hotel & Resort REITs-3.09%
Host Hotels & Resorts, Inc.	216,546	3,469,067
Industrial REITs-3.79%
Prologis, Inc.	34,313	4,257,900
Office REITs-3.27%
BXP, Inc.	51,564	3,670,841
Real Estate Management & Development-5.89%
CBRE Group, Inc., Class A(b)	23,423	3,570,368
CoStar Group, Inc.(b)	44,137	3,037,067
		6,607,435
Residential REITs-21.72%
AvalonBay Communities, Inc.	19,773	3,438,920
Camden Property Trust	34,994	3,481,203
Equity Residential	57,836	3,437,772
Essex Property Trust, Inc.	14,448	3,637,573
Invitation Homes, Inc.	126,926	3,572,967
Mid-America Apartment Communities, Inc.	26,927	3,452,849
UDR, Inc.	99,739	3,360,207
		24,381,491
Retail REITs-16.28%
Federal Realty Investment Trust	37,920	3,647,525
Kimco Realty Corp.	170,809	3,528,914
	Shares	Value
Retail REITs-(continued)
Realty Income Corp.	64,071	$3,714,837
Regency Centers Corp.	52,837	3,643,111
Simon Property Group, Inc.	21,252	3,735,251
		18,269,638
Specialized REITs-32.92%
American Tower Corp.	19,659	3,518,568
Crown Castle, Inc.	40,509	3,654,722
Digital Realty Trust, Inc.	21,905	3,732,831
Equinix, Inc.	4,880	4,128,529
Extra Space Storage, Inc.	26,269	3,507,962
Iron Mountain, Inc.	39,102	4,025,551
Public Storage	13,194	3,675,321
SBA Communications Corp., Class A	19,678	3,767,943
VICI Properties, Inc.	114,938	3,446,990
Weyerhaeuser Co.	151,755	3,490,365
		36,948,782
Total Common Stocks & Other Equity Interests (Cost $127,929,636)		112,215,535

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(c)(d) (Cost $36,148)	36,148	36,148
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $127,965,784)		112,251,683
OTHER ASSETS LESS LIABILITIES-(0.01)%		(16,434)
NET ASSETS-100.00%		$112,235,249

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$144,180	$1,775,598	$(1,883,630)	$-	$-	$36,148	$1,363
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,756,205	$20,510,532	$(23,266,737)	$-	$-	$-	$31,290 *
Invesco Private Prime Fund	7,188,297	50,077,550	(57,266,517)	-	670	-	85,541 *
Total	$10,088,682	$72,363,680	$(82,416,884)	$-	$670	$36,148	$118,194

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Equal Weight Technology ETF (RSPT)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communications Equipment-5.01%
Arista Networks, Inc.(b)	372,896	$58,801,970
Cisco Systems, Inc.	825,441	60,347,991
F5, Inc.(b)	172,175	43,568,884
Motorola Solutions, Inc.	116,905	47,546,433
		210,265,278
Electronic Equipment, Instruments & Components-12.60%
Amphenol Corp., Class A	472,226	65,799,971
CDW Corp.	329,316	52,483,091
Corning, Inc.	750,611	66,864,428
Jabil, Inc.	260,732	57,593,092
Keysight Technologies, Inc.(b)	330,439	60,457,119
TE Connectivity PLC (Switzerland)	267,334	66,034,171
Teledyne Technologies, Inc.(b)	103,187	54,360,975
Trimble, Inc.(b)	701,607	55,953,158
Zebra Technologies Corp., Class A(b)	183,663	49,451,263
		528,997,268
IT Services-10.92%
Accenture PLC, Class A	231,345	57,859,384
Akamai Technologies, Inc.(b)(c)	732,744	55,029,074
Cognizant Technology Solutions Corp., Class A	813,169	59,263,757
EPAM Systems, Inc.(b)	367,362	60,078,381
Gartner, Inc.(b)	241,790	60,046,129
GoDaddy, Inc., Class A(b)	387,958	51,648,849
International Business Machines Corp.	218,941	67,304,653
VeriSign, Inc.	198,396	47,575,361
		458,805,588
Semiconductors & Semiconductor Equipment-29.66%
Advanced Micro Devices, Inc.(b)	352,560	90,297,667
Analog Devices, Inc.	227,492	53,262,702
Applied Materials, Inc.	344,111	80,212,274
Broadcom, Inc.	152,250	56,276,168
First Solar, Inc.(b)	276,015	73,679,444
Intel Corp.(b)	2,270,900	90,813,291
KLA Corp.	60,263	72,842,299
Lam Research Corp.	523,829	82,482,114
Microchip Technology, Inc.	868,694	54,223,879
Micron Technology, Inc.	401,711	89,890,870
Monolithic Power Systems, Inc.	65,755	66,083,775
NVIDIA Corp.	317,156	64,220,918
NXP Semiconductors N.V. (Netherlands)	256,518	53,643,044
ON Semiconductor Corp.(b)	1,168,494	58,518,180
QUALCOMM, Inc.	353,800	64,002,420
Skyworks Solutions, Inc.	764,148	59,389,583
Teradyne, Inc.	477,296	86,753,321
Texas Instruments, Inc.	305,645	49,349,442
		1,245,941,391
Software-29.09%
Adobe, Inc.(b)	160,620	54,660,592
AppLovin Corp., Class A(b)	99,186	63,214,214
Autodesk, Inc.(b)	173,718	52,348,182
Cadence Design Systems, Inc.(b)	166,164	56,278,085
CrowdStrike Holdings, Inc., Class A(b)	132,392	71,890,180
Datadog, Inc., Class A(b)	404,256	65,816,920
	Shares	Value
Software-(continued)
Fair Isaac Corp.(b)	36,749	$60,986,068
Fortinet, Inc.(b)	707,684	61,165,128
Gen Digital, Inc.	1,922,795	50,684,876
Intuit, Inc.	85,715	57,219,048
Microsoft Corp.	112,388	58,195,630
Oracle Corp.	171,226	44,965,660
Palantir Technologies, Inc., Class A(b)	337,317	67,621,939
Palo Alto Networks, Inc.(b)	284,999	62,768,180
PTC, Inc.(b)	275,013	54,601,081
Roper Technologies, Inc.	109,593	48,894,917
Salesforce, Inc.	231,856	60,377,621
ServiceNow, Inc.(b)	60,850	55,938,188
Synopsys, Inc.(b)	145,034	65,819,330
Tyler Technologies, Inc.(b)(c)	103,024	49,066,210
Workday, Inc., Class A(b)	248,329	59,579,094
		1,222,091,143
Specialty Retail-1.74%
Dell Technologies, Inc., Class C	451,873	73,207,945
Technology Hardware, Storage & Peripherals-10.99%
Apple, Inc.	248,071	67,070,956
Hewlett Packard Enterprise Co.	2,301,010	56,190,664
HP, Inc.	1,982,707	54,861,503
NetApp, Inc.	455,268	53,621,465
Seagate Technology Holdings PLC	291,340	74,548,079
Super Micro Computer, Inc.(b)(c)	1,280,792	66,549,952
Western Digital Corp.	591,821	88,897,433
		461,740,052
Total Common Stocks & Other Equity Interests (Cost $3,168,743,401)		4,201,048,665

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $261,184)	261,184	261,184
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $3,169,004,585)		4,201,309,849
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.10%
Invesco Private Government Fund, 4.13%(d)(e)(f)	1,191,692	1,191,692
Invesco Private Prime Fund, 4.30%(d)(e)(f)	3,100,407	3,101,337
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,293,188)		4,293,029
TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $3,173,297,773)		4,205,602,878
OTHER ASSETS LESS LIABILITIES-(0.12)%		(4,853,648)
NET ASSETS-100.00%		$4,200,749,230
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® Equal Weight Technology ETF (RSPT)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,671,599	$74,870,501	$(76,280,916)	$-	$-	$261,184	$74,826
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,209,365	411,434,398	(468,452,071)	-	-	1,191,692	818,315 *
Invesco Private Prime Fund	204,348,734	666,607,265	(867,863,572)	638	8,272	3,101,337	2,189,279 *
Total	$264,229,698	$1,152,912,164	$(1,412,596,559)	$638	$8,272	$4,554,213	$3,082,420

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Electric Utilities-56.14%
Alliant Energy Corp.	247,331	$16,526,658
American Electric Power Co., Inc.	146,100	17,569,986
Constellation Energy Corp.	49,444	18,640,388
Duke Energy Corp.	130,416	16,210,709
Edison International	284,794	15,771,892
Entergy Corp.	178,948	17,195,113
Evergy, Inc.	220,998	16,974,856
Eversource Energy	247,258	18,250,113
Exelon Corp.	365,327	16,848,881
FirstEnergy Corp.	366,002	16,773,872
NextEra Energy, Inc.	222,783	18,134,536
NRG Energy, Inc.	98,186	16,874,246
PG&E Corp.	1,037,142	16,552,786
Pinnacle West Capital Corp.	180,641	15,990,341
PPL Corp.	442,207	16,149,400
Southern Co. (The)(b)	172,857	16,255,472
Xcel Energy, Inc.	218,866	17,765,353
		288,484,602
Gas Utilities-3.23%
Atmos Energy Corp.	96,549	16,579,394
Independent Power and Renewable Electricity Producers-6.13%
AES Corp. (The)	1,243,265	17,244,086
Vistra Corp.	75,657	14,246,213
		31,490,299
Multi-Utilities-31.49%
Ameren Corp.	159,408	16,262,804
CenterPoint Energy, Inc.(b)	418,810	16,015,294
CMS Energy Corp.	222,214	16,343,840
Consolidated Edison, Inc.	163,020	15,879,778
Dominion Energy, Inc.	266,367	15,633,079
DTE Energy Co.	116,664	15,812,639
NiSource, Inc.	388,561	16,362,304
Public Service Enterprise Group, Inc.	193,659	15,601,169
	Shares	Value
Multi-Utilities-(continued)
Sempra	192,976	$17,742,214
WEC Energy Group, Inc.	144,695	16,166,772
		161,819,893
Water Utilities-2.85%
American Water Works Co., Inc.	114,277	14,676,595
Total Common Stocks & Other Equity Interests (Cost $454,857,527)		513,050,783

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(c)(d) (Cost $537,201)	537,201	537,201
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $455,394,728)		513,587,984
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.00%
Invesco Private Government Fund, 4.13%(c)(d)(e)	4,276,645	4,276,645
Invesco Private Prime Fund, 4.30%(c)(d)(e)	11,122,834	11,126,171
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,402,816)		15,402,816
TOTAL INVESTMENTS IN SECURITIES-102.94% (Cost $470,797,544)		528,990,800
OTHER ASSETS LESS LIABILITIES-(2.94)%		(15,118,502)
NET ASSETS-100.00%		$513,872,298

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$368,784	$7,259,944	$(7,091,527)	$-	$-	$537,201	$9,062
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,071,590	$56,380,493	$(56,175,438)	$-	$-	$4,276,645	$115,744 *
Invesco Private Prime Fund	10,595,028	136,394,922	(135,865,193)	140	1,274	11,126,171	308,238 *
Total	$15,035,402	$200,035,359	$(199,132,158)	$140	$1,274	$15,940,017	$433,044

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P MidCap 400® GARP ETF (GRPM)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Consumer Discretionary-15.67%
Abercrombie & Fitch Co., Class A(b)	70,932	$5,146,117
Chewy, Inc., Class A(b)	148,844	5,019,020
Crocs, Inc.(b)	57,802	4,721,845
Graham Holdings Co., Class B	6,215	6,290,388
Grand Canyon Education, Inc.(b)	29,288	5,514,930
Hyatt Hotels Corp., Class A(c)	73,228	10,062,259
Texas Roadhouse, Inc.	28,543	4,669,064
Toll Brothers, Inc.	46,230	6,238,738
TopBuild Corp.(b)	18,487	7,810,388
Valvoline, Inc.(b)(c)	176,570	5,828,576
Visteon Corp.	72,205	7,737,488
		69,038,813
Consumer Staples-6.76%
Celsius Holdings, Inc.(b)	276,491	16,653,053
Coca-Cola Consolidated, Inc.	50,589	6,595,794
Pilgrim’s Pride Corp.(c)	171,562	6,536,512
		29,785,359
Energy-11.75%
Civitas Resources, Inc.(c)	227,925	6,571,078
Matador Resources Co.	116,944	4,614,610
Murphy Oil Corp.(c)	217,867	6,165,636
NOV, Inc.(c)	480,080	7,009,168
Permian Resources Corp.	570,295	7,162,905
Valaris Ltd.(b)(c)	150,808	8,463,345
Viper Energy, Inc., Class A(c)	119,446	4,486,392
Weatherford International PLC	99,129	7,304,816
		51,777,950
Financials-25.93%
Bank OZK(c)	182,796	8,223,992
Cadence Bank(c)	157,873	5,958,127
East West Bancorp, Inc.	84,910	8,626,856
Equitable Holdings, Inc.	90,129	4,452,373
F.N.B. Corp.(c)	359,592	5,652,786
Hamilton Lane, Inc., Class A	54,173	6,173,555
International Bancshares Corp.	86,100	5,715,318
Kinsale Capital Group, Inc.	18,990	7,585,935
RenaissanceRe Holdings Ltd. (Bermuda)(c)	40,537	10,300,046
UMB Financial Corp.(c)	63,012	6,734,723
United Bankshares, Inc.	190,893	6,832,061
Valley National Bancorp	584,176	6,349,993
Voya Financial, Inc.	94,113	7,007,654
Webster Financial Corp.	96,456	5,501,850
Western Alliance Bancorporation	91,945	7,111,946
Wintrust Financial Corp.	49,986	6,499,180
Zions Bancorporation N.A.	106,065	5,527,047
		114,253,442
Health Care-13.77%
Doximity, Inc., Class A(b)	86,985	5,741,010
Exelixis, Inc.(b)	140,601	5,437,041
Halozyme Therapeutics, Inc.(b)	152,335	9,930,718
	Shares	Value
Health Care-(continued)
Hims & Hers Health, Inc.(b)(c)	162,206	$7,373,885
Lantheus Holdings, Inc.(b)(c)	130,797	7,545,679
Medpace Holdings, Inc.(b)(c)	25,876	15,135,131
United Therapeutics Corp.(b)	21,361	9,514,830
		60,678,294
Industrials-11.91%
AAON, Inc.(c)	103,718	10,204,814
Applied Industrial Technologies, Inc.	21,136	5,433,855
Carpenter Technology Corp.	26,858	8,484,442
Comfort Systems USA, Inc.	17,800	17,187,324
ExlService Holdings, Inc.(b)	118,971	4,651,766
MSA Safety, Inc.	41,502	6,517,059
		52,479,260
Information Technology-14.20%
AppFolio, Inc., Class A(b)	44,671	11,365,642
DocuSign, Inc.(b)	91,807	6,714,764
Dynatrace, Inc.(b)	156,831	7,930,944
Fabrinet (Thailand)(b)(c)	25,558	11,260,088
Manhattan Associates, Inc.(b)	29,061	5,291,136
Qualys, Inc.(b)	40,519	4,994,372
Rambus, Inc.(b)	145,664	14,980,086
		62,537,032
Total Common Stocks & Other Equity Interests (Cost $416,948,882)		440,550,150
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $140,658)	140,658	140,658
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $417,089,540)		440,690,808
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.24%
Invesco Private Government Fund, 4.13%(d)(e)(f)	16,410,269	16,410,269
Invesco Private Prime Fund, 4.30%(d)(e)(f)	46,301,383	46,315,273
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,725,723)		62,725,542
TOTAL INVESTMENTS IN SECURITIES-114.26% (Cost $479,815,263)		503,416,350
OTHER ASSETS LESS LIABILITIES-(14.26)%		(62,818,027)
NET ASSETS-100.00%		$440,598,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P MidCap 400® GARP ETF (GRPM)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$201,173	$4,575,088	$(4,635,603)	$-	$-	$140,658	$9,110
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,002,233	113,998,874	(128,590,838)	-	-	16,410,269	377,036 *
Invesco Private Prime Fund	80,728,791	235,861,971	(270,278,643)	3,334	(180)	46,315,273	1,028,074 *
Total	$111,932,197	$354,435,933	$(403,505,084)	$3,334	$(180)	$62,866,200	$1,414,220

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

31

Statements of Assets and Liabilities
October 31, 2025
(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
Assets:
Unaffiliated investments in securities, at value(a)	$72,549,083,100	$73,272,942	$214,007,431	$227,164,562
Affiliated investments in securities, at value	2,460,896,627	8,849,855	4,201,625	18,108,017
Cash	117	-	43,027	-
Due from broker	1,446	-	-	-
Deposits with brokers:
Cash collateral-futures contracts	31,365,335	-	-	-
Receivable for:
Dividends and interest	46,280,135	83,605	68,382	601,681
Securities lending	375,119	3,751	442	1,638
Investments sold	69,293,924	-	-	4,840,801
Fund shares sold	304,783,289	-	-	-
Total assets	75,462,079,092	82,210,153	218,320,907	250,716,699
Liabilities:
Due to custodian	-	-	-	157,650
Due to broker	206	-	69,671	-
Payable for:
Investments purchased	303,229,706	-	-	-
Collateral upon return of securities loaned	2,191,817,364	8,809,403	4,201,922	18,108,025
Fund shares repurchased	69,532,025	-	-	4,858,896
Accrued unitary management fees	12,467,101	24,991	75,933	81,489
Total liabilities	2,577,046,402	8,834,394	4,347,526	23,206,060
Net Assets	$72,885,032,690	$73,375,759	$213,973,381	$227,510,639
Net assets consist of:
Shares of beneficial interest	$70,957,906,030	$73,727,912	$348,318,694	$404,019,637
Distributable earnings (loss)	1,927,126,660	(352,153)	(134,345,313)	(176,508,998)
Net Assets	$72,885,032,690	$73,375,759	$213,973,381	$227,510,639
Shares outstanding (unlimited amount authorized, $0.01 par value)	387,842,663	1,870,001	3,870,000	7,960,000
Net asset value	$187.92	$39.24	$55.29	$28.58
Market price	$187.95	$39.24	$55.29	$28.58
Unaffiliated investments in securities, at cost	$67,950,535,772	$65,261,611	$212,090,178	$288,797,366
Affiliated investments in securities, at cost	$2,419,639,180	$8,850,057	$4,201,922	$18,108,025
(a)Includes securities on loan with an aggregate value of:	$2,151,246,556	$8,639,767	$4,115,444	$17,806,702
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500® Equal Weight Energy ETF (RSPG)	Invesco S&P 500® Equal Weight Financials ETF (RSPF)	Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	Invesco S&P 500® Equal Weight Materials ETF (RSPM)	Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	Invesco S&P 500® Equal Weight Technology ETF (RSPT)

$402,781,031	$303,572,321	$715,348,372	$685,049,607	$146,275,219	$112,215,535	$4,201,048,665
284,218	4,836,669	47,654,640	312,773	323,915	36,148	4,554,213
-	-	-	-	-	-	-
-	-	-	-	-	-	-

-	-	-	-	-	-	-

313,462	159,985	451,247	266,132	82,148	22,367	814,698
1,316	586	4,598	299	1,439	-	6,666
3,104,977	743,691	-	5,586,280	2,533,772	1,011,792	466,265
-	-	-	13,058	-	-	-
406,485,004	309,313,252	763,458,857	691,228,149	149,216,493	113,285,842	4,206,890,507

-	-	-	-	-	-	-
-	-	-	877	-	-	128

-	-	-	-	-	-	-
-	7,964	47,175,540	-	-	-	4,293,188
3,107,808	745,054	-	5,595,083	2,538,956	1,011,129	466,387
138,664	107,988	244,781	234,525	52,832	39,464	1,381,574
3,246,472	861,006	47,420,321	5,830,485	2,591,788	1,050,593	6,141,277
$403,238,532	$308,452,246	$716,038,536	$685,397,664	$146,624,705	$112,235,249	$4,200,749,230

$569,267,009	$338,243,856	$769,268,484	$610,625,458	$244,508,237	$137,433,709	$3,295,068,144
(166,028,477)	(29,791,610)	(53,229,948)	74,772,206	(97,883,532)	(25,198,460)	905,681,086
$403,238,532	$308,452,246	$716,038,536	$685,397,664	$146,624,705	$112,235,249	$4,200,749,230
5,190,005	4,140,000	23,690,000	12,250,000	4,620,000	3,330,000	90,070,000
$77.70	$74.51	$30.23	$55.95	$31.74	$33.70	$46.64
$77.69	$74.49	$30.24	$55.96	$31.73	$33.71	$46.63
$402,864,411	$251,681,092	$661,192,552	$606,754,002	$171,407,292	$127,929,636	$3,168,743,401
$284,218	$4,251,190	$47,655,936	$312,773	$323,915	$36,148	$4,554,372
$-	$7,316	$46,878,141	$-	$-	$-	$4,216,806

33

Statements of Assets and Liabilities—(continued)
October 31, 2025
(Unaudited)

	Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	Invesco S&P MidCap 400® GARP ETF (GRPM)
Assets:
Unaffiliated investments in securities, at value(a)	$513,050,783	$440,550,150
Affiliated investments in securities, at value	15,940,017	62,866,200
Receivable for:
Dividends and interest	453,707	29,558
Securities lending	3,521	8,724
Total assets	529,448,028	503,454,632
Liabilities:
Payable for:
Collateral upon return of securities loaned	15,402,816	62,725,723
Accrued unitary management fees	172,914	130,586
Total liabilities	15,575,730	62,856,309
Net Assets	$513,872,298	$440,598,323
Net assets consist of:
Shares of beneficial interest	$474,345,783	$478,492,070
Distributable earnings (loss)	39,526,515	(37,893,747)
Net Assets	$513,872,298	$440,598,323
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,650,000	3,710,000
Net asset value	$77.27	$118.76
Market price	$77.29	$118.76
Unaffiliated investments in securities, at cost	$454,857,527	$416,948,882
Affiliated investments in securities, at cost	$15,940,017	$62,866,381
(a)Includes securities on loan with an aggregate value of:	$14,818,922	$61,191,592
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

35

Statements of Operations
For the six months ended October 31, 2025
(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
Investment income:
Unaffiliated dividend income	$684,838,665	$513,643	$1,312,702	$4,025,407
Affiliated dividend income	5,889,897	867	2,504	2,902
Securities lending income, net	23,311,012	423,912	4,071	7,857
Foreign withholding tax	(196,910)	-	-	-
Total investment income	713,842,664	938,422	1,319,277	4,036,166
Expenses:
Unitary management fees	73,520,327	138,176	427,927	513,639
Less: Waivers	(47,987)	(21)	(60)	(69)
Net expenses	73,472,340	138,155	427,867	513,570
Net investment income	640,370,324	800,267	891,410	3,522,596
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	49,481,987	(779,958)	(9,127,810)	(18,724,710)
Affiliated investment securities	4,674,591	98	189	1,089
Unaffiliated in-kind redemptions	3,006,050,412	3,951,503	6,979,858	3,312,479
Affiliated in-kind redemptions	5,711,262	-	-	-
Futures contracts	14,632,100	-	-	-
Net realized gain (loss)	3,080,550,352	3,171,643	(2,147,763)	(15,411,142)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,339,470,812	4,190,914	25,658,715	(486,619)
Affiliated investment securities	78,344,202	(196)	(296)	599
Futures contracts	(3,305,248)	-	-	-
Change in net unrealized appreciation (depreciation)	4,414,509,766	4,190,718	25,658,419	(486,020)
Net realized and unrealized gain (loss)	7,495,060,118	7,362,361	23,510,656	(15,897,162)
Net increase (decrease) in net assets resulting from operations	$8,135,430,442	$8,162,628	$24,402,066	$(12,374,566)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 500® Equal Weight Energy ETF (RSPG)	Invesco S&P 500® Equal Weight Financials ETF (RSPF)	Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	Invesco S&P 500® Equal Weight Materials ETF (RSPM)	Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	Invesco S&P 500® Equal Weight Technology ETF (RSPT)

$6,399,858	$2,935,981	$4,245,023	$4,862,339	$2,114,401	$2,091,383	$14,969,475
4,250	117,906	8,176	11,675	2,964	1,363	74,826
5,879	2,514	13,772	5,040	6,629	2,775	83,194
-	-	-	-	-	-	(71,312)
6,409,987	3,056,401	4,266,971	4,879,054	2,123,994	2,095,521	15,056,183

854,320	639,130	1,454,620	1,335,656	333,985	219,949	7,388,628
(102)	(101)	(197)	(280)	(70)	(33)	(1,788)
854,218	639,029	1,454,423	1,335,376	333,915	219,916	7,386,840
5,555,769	2,417,372	2,812,548	3,543,678	1,790,079	1,875,605	7,669,343

(6,373,907)	2,357,867	(215,062)	2,107,175	(3,712,985)	(1,499,869)	(42,499,492)
435	(204,299)	446	(367)	106	670	8,272
9,315,625	4,302,229	27,489,794	58,589,575	2,559,531	1,075,999	291,127,326
-	-	-	-	-	-	-
-	-	-	-	-	-	-
2,942,153	6,455,797	27,275,178	60,696,383	(1,153,348)	(423,200)	248,636,106

41,977,827	11,181,422	10,544,670	25,944,259	6,889,189	(3,712,493)	833,105,500
1,052	2,794,057	(784)	85	437	-	638
-	-	-	-	-	-	-
41,978,879	13,975,479	10,543,886	25,944,344	6,889,626	(3,712,493)	833,106,138
44,921,032	20,431,276	37,819,064	86,640,727	5,736,278	(4,135,693)	1,081,742,244
$50,476,801	$22,848,648	$40,631,612	$90,184,405	$7,526,357	$(2,260,088)	$1,089,411,587

37

Statements of Operations—(continued)
For the six months ended October 31, 2025
(Unaudited)

	Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	Invesco S&P MidCap 400® GARP ETF (GRPM)
Investment income:
Unaffiliated dividend income	$7,233,499	$3,013,519
Affiliated dividend income	9,062	9,110
Securities lending income, net	12,298	39,405
Total investment income	7,254,859	3,062,034
Expenses:
Unitary management fees	932,181	794,598
Less: Waivers	(217)	(219)
Net expenses	931,964	794,379
Net investment income	6,322,895	2,267,655
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,176,563)	(18,327,777)
Affiliated investment securities	1,274	(180)
In-kind redemptions	20,364,326	7,531,487
Net realized gain (loss)	18,189,037	(10,796,470)
Change in net unrealized appreciation of:
Unaffiliated investment securities	28,621,152	87,976,482
Affiliated investment securities	140	3,334
Change in net unrealized appreciation	28,621,292	87,979,816
Net realized and unrealized gain	46,810,329	77,183,346
Net increase in net assets resulting from operations	$53,133,224	$79,451,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

39

Statements of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)		Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income	$640,370,324	$1,081,069,209	$800,267	$612,356
Net realized gain (loss)	3,080,550,352	3,724,335,645	3,171,643	7,130,372
Change in net unrealized appreciation (depreciation)	4,414,509,766	(1,967,631,675)	4,190,718	6,554,294
Net increase (decrease) in net assets resulting from operations	8,135,430,442	2,837,773,179	8,162,628	14,297,022
Distributions to Shareholders from:
Distributable earnings	(608,222,297)	(1,065,603,915)	(757,241)	(632,395)
Shareholder Transactions:
Proceeds from shares sold	9,034,839,350	35,498,629,375	19,464,311	23,299,684
Value of shares repurchased	(13,427,509,368)	(21,602,230,545)	(14,027,629)	(40,199,527)
Net increase (decrease) in net assets resulting from share transactions	(4,392,670,018)	13,896,398,830	5,436,682	(16,899,843)
Net increase (decrease) in net assets	3,134,538,127	15,668,568,094	12,842,069	(3,235,216)
Net assets:
Beginning of period	69,750,494,563	54,081,926,469	60,533,690	63,768,906
End of period	$72,885,032,690	$69,750,494,563	$73,375,759	$60,533,690
Changes in Shares Outstanding:
Shares sold	49,190,000	202,570,000	500,000	700,000
Shares repurchased	(73,570,000)	(125,860,000)	(360,000)	(1,260,000)
Shares outstanding, beginning of period	412,222,663	335,512,663	1,730,001	2,290,001
Shares outstanding, end of period	387,842,663	412,222,663	1,870,001	1,730,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)		Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)		Invesco S&P 500® Equal Weight Energy ETF (RSPG)
Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025

$891,410	$2,977,254	$3,522,596	$8,584,831	$5,555,769	$12,994,445
(2,147,763)	34,530,035	(15,411,142)	(6,933,640)	2,942,153	43,394,669
25,658,419	(25,499,956)	(486,020)	(10,313,324)	41,978,879	(118,187,084)
24,402,066	12,007,333	(12,374,566)	(8,662,133)	50,476,801	(61,797,970)

(1,272,067)	(2,693,420)	(3,267,756)	(8,981,608)	(5,725,820)	(13,090,321)

37,204,206	94,041,376	5,788,099	22,213,735	17,964,946	88,729,825
(38,635,773)	(318,033,666)	(32,892,755)	(164,819,218)	(75,094,807)	(199,743,709)
(1,431,567)	(223,992,290)	(27,104,656)	(142,605,483)	(57,129,861)	(111,013,884)
21,698,432	(214,678,377)	(42,746,978)	(160,249,224)	(12,378,880)	(185,902,175)

192,274,949	406,953,326	270,257,617	430,506,841	415,617,412	601,519,587
$213,973,381	$192,274,949	$227,510,639	$270,257,617	$403,238,532	$415,617,412

660,000	1,800,000	190,000	730,000	240,000	1,150,000
(720,000)	(6,460,000)	(1,100,000)	(5,300,000)	(990,000)	(2,580,000)
3,930,000	8,590,000	8,870,000	13,440,000	5,940,005	7,370,005
3,870,000	3,930,000	7,960,000	8,870,000	5,190,005	5,940,005

41

Statements of Changes in Net Assets—(continued)
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco S&P 500® Equal Weight Financials ETF (RSPF)		Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income	$2,417,372	$5,155,087	$2,812,548	$6,224,098
Net realized gain (loss)	6,455,797	11,178,119	27,275,178	45,991,552
Change in net unrealized appreciation (depreciation)	13,975,479	25,749,823	10,543,886	(71,256,908)
Net increase (decrease) in net assets resulting from operations	22,848,648	42,083,029	40,631,612	(19,041,258)
Distributions to Shareholders from:
Distributable earnings	(2,471,168)	(5,136,873)	(2,858,263)	(6,281,881)
Shareholder Transactions:
Proceeds from shares sold	6,992,861	49,144,624	20,163,992	26,438,069
Value of shares repurchased	(15,669,292)	(48,846,779)	(101,103,158)	(192,860,953)
Net increase (decrease) in net assets resulting from share transactions	(8,676,431)	297,845	(80,939,166)	(166,422,884)
Net increase (decrease) in net assets	11,701,049	37,244,001	(43,165,817)	(191,746,023)
Net assets:
Beginning of period	296,751,197	259,507,196	759,204,353	950,950,376
End of period	$308,452,246	$296,751,197	$716,038,536	$759,204,353
Changes in Shares Outstanding:
Shares sold	90,000	720,000	690,000	840,000
Shares repurchased	(210,000)	(750,000)	(3,500,000)	(6,310,000)
Shares outstanding, beginning of period	4,260,000	4,290,000	26,500,000	31,970,000
Shares outstanding, end of period	4,140,000	4,260,000	23,690,000	26,500,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)		Invesco S&P 500® Equal Weight Materials ETF (RSPM)		Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025

$3,543,678	$6,339,766	$1,790,079	$4,866,079	$1,875,605	$2,899,647
60,696,383	60,275,738	(1,153,348)	(9,054,253)	(423,200)	3,228,023
25,944,344	(27,206,902)	6,889,626	(12,480,419)	(3,712,493)	8,367,861
90,184,405	39,408,602	7,526,357	(16,668,593)	(2,260,088)	14,495,531

(3,495,557)	(6,361,638)	(1,759,328)	(4,899,284)	(1,301,925)	(2,929,695)

206,580,331	129,589,263	-	17,562,988	15,211,129	31,346,645
(184,732,113)	(277,278,711)	(31,820,344)	(107,033,210)	(10,120,934)	(41,286,936)
21,848,218	(147,689,448)	(31,820,344)	(89,470,222)	5,090,195	(9,940,291)
108,537,066	(114,642,484)	(26,053,315)	(111,038,099)	1,528,182	1,625,545

576,860,598	691,503,082	172,678,020	283,716,119	110,707,067	109,081,522
$685,397,664	$576,860,598	$146,624,705	$172,678,020	$112,235,249	$110,707,067

3,750,000	2,590,000	-	520,000	430,000	890,000
(3,350,000)	(5,900,000)	(980,000)	(3,130,000)	(290,000)	(1,210,000)
11,850,000	15,160,000	5,600,000	8,210,000	3,190,000	3,510,000
12,250,000	11,850,000	4,620,000	5,600,000	3,330,000	3,190,000

43

Statements of Changes in Net Assets—(continued)
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco S&P 500® Equal Weight Technology ETF (RSPT)		Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income	$7,669,343	$16,727,310	$6,322,895	$9,010,019
Net realized gain (loss)	248,636,106	581,440,046	18,189,037	8,201,650
Change in net unrealized appreciation (depreciation)	833,106,138	(410,641,447)	28,621,292	50,631,044
Net increase (decrease) in net assets resulting from operations	1,089,411,587	187,525,909	53,133,224	67,842,713
Distributions to Shareholders from:
Distributable earnings	(8,188,958)	(15,891,677)	(5,995,586)	(8,919,734)
Shareholder Transactions:
Proceeds from shares sold	603,043,462	876,563,777	84,095,996	171,355,192
Value of shares repurchased	(560,074,040)	(1,729,450,399)	(53,073,027)	(46,284,894)
Net increase (decrease) in net assets resulting from share transactions	42,969,422	(852,886,622)	31,022,969	125,070,298
Net increase (decrease) in net assets	1,124,192,051	(681,252,390)	78,160,607	183,993,277
Net assets:
Beginning of period	3,076,557,179	3,757,809,569	435,711,691	251,718,414
End of period	$4,200,749,230	$3,076,557,179	$513,872,298	$435,711,691
Changes in Shares Outstanding:
Shares sold	14,490,000	23,900,000	1,130,000	2,570,000
Shares repurchased	(13,470,000)	(48,160,000)	(740,000)	(710,000)
Shares outstanding, beginning of period	89,050,000	113,310,000	6,260,000	4,400,000
Shares outstanding, end of period	90,070,000	89,050,000	6,650,000	6,260,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P MidCap 400® GARP ETF (GRPM)
Six Months Ended October 31, 2025	Year Ended April 30, 2025

$2,267,655	$6,311,759
(10,796,470)	24,525,069
87,979,816	(100,827,034)
79,451,001	(69,990,206)

(3,205,765)	(5,517,030)

2,394,600	505,141,588
(85,694,749)	(370,054,988)
(83,300,149)	135,086,600
(7,054,913)	59,579,364

447,653,236	388,073,872
$440,598,323	$447,653,236

20,000	4,380,000
(770,000)	(3,350,000)
4,460,000	3,430,000
3,710,000	4,460,000

45

Financial Highlights
Invesco S&P 500® Equal Weight ETF (RSP)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$169.21	$161.19	$145.11	$147.48	$148.18	$96.17
Net investment income(a)	1.61	2.86	2.70	2.42	2.30	1.93
Net realized and unrealized gain (loss) on investments	18.64	7.97	15.95	(2.19)	(0.91)	52.09
Total from investment operations	20.25	10.83	18.65	0.23	1.39	54.02
Distributions to shareholders from:
Net investment income	(1.54)	(2.81)	(2.57)	(2.60)	(2.09)	(2.01)
Net asset value at end of period	$187.92	$169.21	$161.19	$145.11	$147.48	$148.18
Market price at end of period(b)	$187.95	$169.06	$161.23	$145.10	$147.45	$148.23
Net Asset Value Total Return(c)	11.93%	6.69%	12.95%	0.30%	0.88%	56.72%
Market Price Total Return(c)	12.09%	6.56%	12.99%	0.29%	0.86%	56.53%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$72,885,033	$69,750,495	$54,081,926	$33,752,310	$32,314,898	$26,605,504
Ratio to average net assets of:
Expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.74%(d)	1.65%	1.77%	1.70%	1.48%	1.60%
Portfolio turnover rate(e)	12%	24%	21%	21%	18%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$34.99	$27.85	$27.32	$30.04	$38.39	$22.73
Net investment income(a)	0.44	0.36	0.29	0.34	0.41	0.41
Net realized and unrealized gain (loss) on investments	4.24	7.15	0.55	(2.73)(b)	(8.37)	15.60
Total from investment operations	4.68	7.51	0.84	(2.39)	(7.96)	16.01
Distributions to shareholders from:
Net investment income	(0.43)	(0.37)	(0.31)	(0.33)	(0.39)	(0.35)
Net asset value at end of period	$39.24	$34.99	$27.85	$27.32	$30.04	$38.39
Market price at end of period(c)	$39.24	$34.95	$27.84	$27.33	$30.04	$38.43
Net Asset Value Total Return(d)	13.36%	27.06%	3.07%	(7.91)%	(20.90)%	70.90%
Market Price Total Return(d)	13.49%	26.96%	3.00%	(7.88)%	(20.98)%	71.00%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$73,376	$60,534	$63,769	$122,384	$38,151	$43,000
Ratio to average net assets of:
Expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.32%(e)	1.10%	1.03%	1.25%	1.13%	1.36%
Portfolio turnover rate(f)	12%	22%	36%	37%	29%	20%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$48.92	$47.38	$43.25	$42.68	$49.62	$27.24
Net investment income(b)	0.23	0.49	0.46	0.51	0.31	0.19
Net realized and unrealized gain (loss) on investments	6.46	1.55	4.18	0.50	(6.93)	22.39
Total from investment operations	6.69	2.04	4.64	1.01	(6.62)	22.58
Distributions to shareholders from:
Net investment income	(0.32)	(0.50)	(0.51)	(0.44)	(0.32)	(0.20)
Net asset value at end of period	$55.29	$48.92	$47.38	$43.25	$42.68	$49.62
Market price at end of period(c)	$55.29	$48.89	$47.38	$43.24	$42.64	$49.60
Net Asset Value Total Return(d)	13.69%	4.26%	10.76%	2.52%	(13.40)%	83.19%
Market Price Total Return(d)	13.75%	4.19%	10.77%	2.59%	(13.44)%	83.29%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$213,973	$192,275	$406,953	$491,753	$366,164	$973,455
Ratio to average net assets of:
Expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.83%(e)	0.97%	1.02%	1.26%	0.62%	0.45%
Portfolio turnover rate(f)	12%	27%	30%	26%	21%	33%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$30.47	$32.03	$35.22	$34.90	$32.24	$26.73
Net investment income(b)	0.42	0.81	0.81	0.73	0.80	0.56
Net realized and unrealized gain (loss) on investments	(1.92)	(1.51)	(3.12)	0.43	2.53	5.60
Total from investment operations	(1.50)	(0.70)	(2.31)	1.16	3.33	6.16
Distributions to shareholders from:
Net investment income	(0.39)	(0.86)	(0.88)	(0.84)	(0.67)	(0.65)
Net asset value at end of period	$28.58	$30.47	$32.03	$35.22	$34.90	$32.24
Market price at end of period(c)	$28.58	$30.45	$32.03	$35.21	$34.90	$32.22
Net Asset Value Total Return(d)	(4.96)%	(2.21)%	(6.50)%	3.48%	10.51%	23.34%
Market Price Total Return(d)	(4.90)%	(2.27)%	(6.49)%	3.48%	10.58%	23.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$227,511	$270,258	$430,507	$1,100,476	$584,627	$477,173
Ratio to average net assets of:
Expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.74%(e)	2.60%	2.50%	2.17%	2.46%	1.91%
Portfolio turnover rate(f)	12%	20%	19%	23%	13%	14%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Energy ETF (RSPG)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$69.97	$81.62	$69.69	$65.80	$40.75	$28.05
Net investment income(a)	1.00	1.92	2.01	2.50	1.54	0.86
Net realized and unrealized gain (loss) on investments	7.77	(11.62)	11.86	4.04	24.84	12.80
Total from investment operations	8.77	(9.70)	13.87	6.54	26.38	13.66
Distributions to shareholders from:
Net investment income	(1.04)	(1.95)	(1.94)	(2.65)	(1.33)	(0.96)
Net asset value at end of period	$77.70	$69.97	$81.62	$69.69	$65.80	$40.75
Market price at end of period(b)	$77.69	$69.93	$81.60	$69.70	$65.79	$40.80
Net Asset Value Total Return(c)	12.57%	(12.14)%	20.19%	10.18%	65.91%	50.01%
Market Price Total Return(c)	12.62%	(12.17)%	20.14%	10.21%	65.68%	50.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$403,239	$415,617	$601,520	$530,334	$544,185	$156,466
Ratio to average net assets of:
Expenses	0.40%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.60%(d)	2.42%	2.70%	3.57%	2.92%	2.75%
Portfolio turnover rate(e)	15%	22%	13%	20%	50%	37%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2022, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Financials ETF (RSPF)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$69.66	$60.49	$51.10	$57.58	$59.67	$35.43
Net investment income(a)	0.58	1.22	1.19	1.14	1.05	1.05
Net realized and unrealized gain (loss) on investments	4.86	9.17	9.46	(6.47)	(2.13)	24.25
Total from investment operations	5.44	10.39	10.65	(5.33)	(1.08)	25.30
Distributions to shareholders from:
Net investment income	(0.59)	(1.22)	(1.26)	(1.15)	(1.01)	(1.06)
Net asset value at end of period	$74.51	$69.66	$60.49	$51.10	$57.58	$59.67
Market price at end of period(b)	$74.49	$69.61	$60.50	$51.09	$57.53	$59.73
Net Asset Value Total Return(c)	7.79%	17.21%	21.08%	(9.31)%	(1.90)%	72.61%
Market Price Total Return(c)	7.85%	17.10%	21.13%	(9.25)%	(2.08)%	72.30%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$308,452	$296,751	$259,507	$308,651	$483,651	$375,901
Ratio to average net assets of:
Expenses	0.40%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.51%(d)	1.77%	2.19%	2.04%	1.68%	2.33%
Portfolio turnover rate(e)	13%	19%	16%	25%	17%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$28.65	$29.75	$29.95	$28.17	$28.05	$21.41
Net investment income(b)	0.11	0.21	0.20	0.18	0.18	0.13
Net realized and unrealized gain (loss) on investments	1.59	(1.09)	(0.21)	1.78	0.12 (c)	6.64
Total from investment operations	1.70	(0.88)	(0.01)	1.96	0.30	6.77
Distributions to shareholders from:
Net investment income	(0.12)	(0.22)	(0.19)	(0.18)	(0.18)	(0.13)
Net asset value at end of period	$30.23	$28.65	$29.75	$29.95	$28.17	$28.05
Market price at end of period(d)	$30.24	$28.61	$29.76	$29.95	$28.16	$28.07
Net Asset Value Total Return(e)	5.93%	(2.99)%	0.02%	7.00%	1.00%	31.76%
Market Price Total Return(e)	6.11%	(3.16)%	0.05%	7.04%	0.91%	31.66%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$716,039	$759,204	$950,950	$1,024,183	$901,310	$813,540
Ratio to average net assets of:
Expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.77%(f)	0.70%	0.70%	0.64%	0.59%	0.51%
Portfolio turnover rate(g)	10%	23%	21%	26%	22%	20%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$48.68	$45.61	$37.27	$35.40	$37.05	$21.89
Net investment income(b)	0.29	0.49	0.46	0.40	0.30	0.26
Net realized and unrealized gain (loss) on investments	7.27	3.07	8.34	1.88	(1.67)	15.17
Total from investment operations	7.56	3.56	8.80	2.28	(1.37)	15.43
Distributions to shareholders from:
Net investment income	(0.29)	(0.49)	(0.46)	(0.41)	(0.28)	(0.27)
Net asset value at end of period	$55.95	$48.68	$45.61	$37.27	$35.40	$37.05
Market price at end of period(c)	$55.96	$48.64	$45.63	$37.28	$35.39	$37.03
Net Asset Value Total Return(d)	15.54%	7.80%	23.72%	6.55%	(3.70)%	70.89%
Market Price Total Return(d)	15.67%	7.66%	23.75%	6.61%	(3.71)%	70.73%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$685,398	$576,861	$691,503	$370,884	$410,685	$557,591
Ratio to average net assets of:
Expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.06%(e)	0.98%	1.11%	1.13%	0.79%	0.89%
Portfolio turnover rate(f)	9%	21%	22%	22%	17%	19%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Materials ETF (RSPM)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$30.84	$34.56	$32.14	$35.85	$33.07	$18.87
Net investment income(b)	0.35	0.68	0.68	0.72	0.52	0.50
Net realized and unrealized gain (loss) on investments	0.90	(3.72)	2.43	(3.71)	2.80	14.15
Total from investment operations	1.25	(3.04)	3.11	(2.99)	3.32	14.65
Distributions to shareholders from:
Net investment income	(0.35)	(0.68)	(0.69)	(0.72)	(0.54)	(0.45)
Net asset value at end of period	$31.74	$30.84	$34.56	$32.14	$35.85	$33.07
Market price at end of period(c)	$31.73	$30.82	$34.56	$32.12	$35.85	$33.08
Net Asset Value Total Return(d)	4.03%	(8.96)%	9.81%	(8.32)%	10.18%	78.45%
Market Price Total Return(d)	4.06%	(9.02)%	9.85%	(8.34)%	10.11%	78.24%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$146,625	$172,678	$283,716	$339,030	$573,653	$613,416
Ratio to average net assets of:
Expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.14%(e)	1.95%	2.09%	2.18%	1.50%	1.83%
Portfolio turnover rate(f)	13%	26%	18%	22%	15%	18%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$34.70	$31.08	$31.16	$38.79	$35.09	$25.65
Net investment income(a)	0.60	0.91	0.90	0.94	0.57	0.67 (b)
Net realized and unrealized gain (loss) on investments	(1.18)	3.61	0.16	(7.82)	4.04	9.93
Total from investment operations	(0.58)	4.52	1.06	(6.88)	4.61	10.60
Distributions to shareholders from:
Net investment income	(0.42)	(0.90)	(1.14)	(0.75)	(0.91)	(1.16)
Net asset value at end of period	$33.70	$34.70	$31.08	$31.16	$38.79	$35.09
Market price at end of period(c)	$33.71	$34.72	$31.08	$31.16	$38.88	$35.12
Net Asset Value Total Return(d)	(1.73)%	14.51%	3.43%	(17.78)%	13.20%	42.37%
Market Price Total Return(d)	(1.75)%	14.57%	3.43%	(17.98)%	13.37%	42.50%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$112,235	$110,707	$109,082	$102,818	$172,210	$45,263
Ratio to average net assets of:
Expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	3.41%(e)	2.58%	2.92%	2.85%	1.48%	2.36%(b)
Portfolio turnover rate(f)	7%	14%	15%	26%	19%	21%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.49 and 1.73%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Technology ETF (RSPT)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$34.55	$33.16	$26.22	$25.90	$27.73	$18.32
Net investment income(b)	0.09	0.17	0.17	0.18	0.16	0.19
Net realized and unrealized gain (loss) on investments	12.09	1.39	6.95	0.32	(1.83)	9.51
Total from investment operations	12.18	1.56	7.12	0.50	(1.67)	9.70
Distributions to shareholders from:
Net investment income	(0.09)	(0.17)	(0.18)	(0.18)	(0.16)	(0.29)
Net asset value at end of period	$46.64	$34.55	$33.16	$26.22	$25.90	$27.73
Market price at end of period(c)	$46.63	$34.52	$33.16	$26.21	$25.90	$27.72
Net Asset Value Total Return(d)	35.30%	4.69%	27.23%	1.99%	(6.10)%	53.40%
Market Price Total Return(d)	35.41%	4.56%	27.27%	1.90%	(6.08)%	53.12%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,200,749	$3,076,557	$3,757,810	$2,482,806	$2,175,314	$2,590,019
Ratio to average net assets of:
Expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.42%(e)	0.47%	0.57%	0.70%	0.53%	0.81%
Portfolio turnover rate(f)	14%	26%	20%	35%	24%	25%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$69.60	$57.21	$57.78	$58.48	$54.03	$46.16
Net investment income(b)	1.01	1.75	1.56	1.40	1.41	1.35
Net realized and unrealized gain (loss) on investments	7.61	12.35	(0.50)	(0.76)	4.37	8.02
Total from investment operations	8.62	14.10	1.06	0.64	5.78	9.37
Distributions to shareholders from:
Net investment income	(0.95)	(1.71)	(1.63)	(1.34)	(1.33)	(1.50)
Net asset value at end of period	$77.27	$69.60	$57.21	$57.78	$58.48	$54.03
Market price at end of period(c)	$77.29	$69.58	$57.20	$57.79	$58.48	$53.92
Net Asset Value Total Return(d)	12.49%	24.85%	1.99%	1.11%	10.90%	20.80%
Market Price Total Return(d)	12.55%	24.83%	1.96%	1.14%	11.15%	20.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$513,872	$435,712	$251,718	$375,542	$333,333	$208,557
Ratio to average net assets of:
Expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.71%(e)	2.66%	2.87%	2.42%	2.56%	2.77%
Portfolio turnover rate(f)	4%	19%	10%	11%	15%	10%

(a)	Per share amounts have been adjusted to reflect a two-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Financial Highlights—(continued)
Invesco S&P MidCap 400® GARP ETF (GRPM)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$100.37	$113.14	$86.29	$85.55	$92.63	$53.10
Net investment income(a)	0.57	1.38	0.89	1.13	0.93	0.75
Net realized and unrealized gain (loss) on investments	18.62	(12.95)	26.88	0.71	(7.10)	39.56
Total from investment operations	19.19	(11.57)	27.77	1.84	(6.17)	40.31
Distributions to shareholders from:
Net investment income	(0.80)	(1.20)	(0.92)	(1.10)	(0.91)	(0.78)
Net asset value at end of period	$118.76	$100.37	$113.14	$86.29	$85.55	$92.63
Market price at end of period(b)	$118.76	$100.31	$113.19	$86.28	$85.47	$92.64
Net Asset Value Total Return(c)	19.18%	(10.33)%	32.36%	2.23%	(6.72)%	76.41%
Market Price Total Return(c)	19.25%	(10.42)%	32.43%	2.31%	(6.81)%	77.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$440,598	$447,653	$388,074	$187,243	$123,195	$113,933
Ratio to average net assets of:
Expenses	0.35%(d)	0.35%	0.36%	0.40%	0.40%	0.40%
Net investment income	1.00%(d)	1.22%	0.92%	1.33%	1.01%	1.06%
Portfolio turnover rate(e)	52%	70%	114%	33%	28%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the period ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P 500® Equal Weight ETF (RSP)	"S&P 500® Equal Weight ETF"
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	"S&P 500® Equal Weight Communication Services ETF"
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	"S&P 500® Equal Weight Consumer Discretionary ETF"
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)	"S&P 500® Equal Weight Consumer Staples ETF"
Invesco S&P 500® Equal Weight Energy ETF (RSPG)	"S&P 500® Equal Weight Energy ETF"
Invesco S&P 500® Equal Weight Financials ETF (RSPF)	"S&P 500® Equal Weight Financials ETF"
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	"S&P 500® Equal Weight Health Care ETF"
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	"S&P 500® Equal Weight Industrials ETF"
Invesco S&P 500® Equal Weight Materials ETF (RSPM)	"S&P 500® Equal Weight Materials ETF"
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	"S&P 500® Equal Weight Real Estate ETF"
Invesco S&P 500® Equal Weight Technology ETF (RSPT)	"S&P 500® Equal Weight Technology ETF"
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	"S&P 500® Equal Weight Utilities ETF"
Invesco S&P MidCap 400® GARP ETF (GRPM)	"S&P MidCap 400® GARP ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index
S&P 500® Equal Weight Communication Services ETF	S&P 500® Equal Weight Communication Services Plus Index
S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Consumer Discretionary Index
S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Consumer Staples Index
S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Energy Plus Index
S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Financials Index
S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Health Care Index
S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Industrials Index
S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Materials Index
S&P 500® Equal Weight Real Estate ETF	S&P 500® Equal Weight Real Estate Index
S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Information Technology Index
S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Utilities Plus Index
S&P MidCap 400® GARP ETF	S&P MidCap 400® GARP Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

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Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

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Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

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E.
Federal Income Taxes - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities

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loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
S&P 500® Equal Weight ETF	$1,354,135
S&P 500® Equal Weight Communication Services ETF	44,620
S&P 500® Equal Weight Consumer Discretionary ETF	324
S&P 500® Equal Weight Consumer Staples ETF	611
S&P 500® Equal Weight Energy ETF	499
S&P 500® Equal Weight Financials ETF	244
S&P 500® Equal Weight Health Care ETF	1,021
S&P 500® Equal Weight Industrials ETF	252
S&P 500® Equal Weight Materials ETF	689
S&P 500® Equal Weight Real Estate ETF	301
S&P 500® Equal Weight Technology ETF	6,664
S&P 500® Equal Weight Utilities ETF	1,089
S&P MidCap 400® GARP ETF	1,997

K.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term

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contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Growth Investing Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or

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viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Investment in Investment Companies Risk. For certain Funds, investing in other investment companies, including exchange-traded funds ("ETFs") and closed-end funds, subjects such Funds to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, a Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests. Investments in another ETF or closed-end fund are subject to, among other risks, the risk that the ETF’s or closed-end fund’s shares may trade at a discount or premium relative to the NAV of its shares and the listing exchange may halt trading of the ETF’s or closed-end fund’s shares.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies and securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have less experienced management as well as limited product and market diversification and financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because S&P 500® Equal Weight Communication Services ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any,

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brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P 500® Equal Weight ETF	0.20%
S&P 500® Equal Weight Communication Services ETF	0.40%
S&P 500® Equal Weight Consumer Discretionary ETF	0.40%
S&P 500® Equal Weight Consumer Staples ETF	0.40%
S&P 500® Equal Weight Energy ETF	0.40%
S&P 500® Equal Weight Financials ETF	0.40%
S&P 500® Equal Weight Health Care ETF	0.40%
S&P 500® Equal Weight Industrials ETF	0.40%
S&P 500® Equal Weight Materials ETF	0.40%
S&P 500® Equal Weight Real Estate ETF	0.40%
S&P 500® Equal Weight Technology ETF	0.40%
S&P 500® Equal Weight Utilities ETF	0.40%
S&P MidCap 400® GARP ETF	0.35%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended October 31, 2025, the Adviser waived fees for each Fund in the following amounts:
S&P 500® Equal Weight ETF	$47,987
S&P 500® Equal Weight Communication Services ETF	21
S&P 500® Equal Weight Consumer Discretionary ETF	60
S&P 500® Equal Weight Consumer Staples ETF	69
S&P 500® Equal Weight Energy ETF	102
S&P 500® Equal Weight Financials ETF	101
S&P 500® Equal Weight Health Care ETF	197
S&P 500® Equal Weight Industrials ETF	280
S&P 500® Equal Weight Materials ETF	70
S&P 500® Equal Weight Real Estate ETF	33
S&P 500® Equal Weight Technology ETF	1,788
S&P 500® Equal Weight Utilities ETF	217
S&P MidCap 400® GARP ETF	219
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the six months ended October 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P 500® Equal Weight ETF	$368,854
S&P 500® Equal Weight Communication Services ETF	1,185
S&P 500® Equal Weight Consumer Discretionary ETF	1,242
S&P 500® Equal Weight Consumer Staples ETF	2,405
S&P 500® Equal Weight Energy ETF	7,166
S&P 500® Equal Weight Financials ETF	2,417
S&P 500® Equal Weight Health Care ETF	1,752
S&P 500® Equal Weight Industrials ETF	1,850
S&P 500® Equal Weight Materials ETF	1,138
S&P 500® Equal Weight Real Estate ETF	615
S&P 500® Equal Weight Technology ETF	19,298
S&P 500® Equal Weight Utilities ETF	1,804
S&P MidCap 400® GARP ETF	40,179
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025, for each Fund (except for S&P 500® Equal Weight Energy ETF, S&P 500® Equal Weight Industrials ETF, S&P 500® Equal Weight Materials ETF and S&P 500® Equal Weight Real Estate ETF). As of October 31, 2025, all of the securities in S&P 500® Equal Weight Energy ETF, S&P 500® Equal Weight Industrials ETF, S&P 500® Equal Weight Materials ETF and S&P 500® Equal Weight Real Estate ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$72,703,868,653	$-	$-	$72,703,868,653
Money Market Funds	114,358,676	2,191,752,398	-	2,306,111,074
Total Investments in Securities	72,818,227,329	2,191,752,398	-	75,009,979,727
Other Investments - Liabilities*
Futures Contracts	(2,118,309)	-	-	(2,118,309)
Total Investments	$72,816,109,020	$2,191,752,398	$-	$75,007,861,418

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	Level 1	Level 2	Level 3	Total
S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$73,272,942	$-	$-	$73,272,942
Money Market Funds	40,654	8,809,201	-	8,849,855
Total Investments	$73,313,596	$8,809,201	$-	$82,122,797
S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$214,007,431	$-	$-	$214,007,431
Money Market Funds	-	4,201,625	-	4,201,625
Total Investments	$214,007,431	$4,201,625	$-	$218,209,056
S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$227,164,562	$-	$-	$227,164,562
Money Market Funds	-	18,108,017	-	18,108,017
Total Investments	$227,164,562	$18,108,017	$-	$245,272,579
S&P 500® Equal Weight Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$308,122,271	$-	$-	$308,122,271
Money Market Funds	278,755	7,964	-	286,719
Total Investments	$308,401,026	$7,964	$-	$308,408,990
S&P 500® Equal Weight Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$715,348,372	$-	$-	$715,348,372
Money Market Funds	480,396	47,174,244	-	47,654,640
Total Investments	$715,828,768	$47,174,244	$-	$763,003,012
S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,201,048,665	$-	$-	$4,201,048,665
Money Market Funds	261,184	4,293,029	-	4,554,213
Total Investments	$4,201,309,849	$4,293,029	$-	$4,205,602,878
S&P 500® Equal Weight Utilities ETF
Investments in Securities
Common Stocks & Other Equity Interests	$513,050,783	$-	$-	$513,050,783
Money Market Funds	537,201	15,402,816	-	15,940,017
Total Investments	$513,587,984	$15,402,816	$-	$528,990,800
S&P MidCap 400® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$440,550,150	$-	$-	$440,550,150
Money Market Funds	140,658	62,725,542	-	62,866,200
Total Investments	$440,690,808	$62,725,542	$-	$503,416,350

*	Unrealized appreciation (depreciation).
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

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Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
S&P 500® Equal Weight ETF
Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(2,118,309)
Derivatives not subject to master netting agreements	2,118,309
Total Derivative Liabilities subject to master netting agreements	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities for futures contracts, if any.

Effect of Derivative Investments for the Six-Month Period Ended October 31, 2025
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
S&P 500® Equal Weight ETF
Equity Risk
Realized Gain:
Futures contracts	$14,632,100
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(3,305,248)
Total	$11,326,852
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
S&P 500® Equal Weight ETF
Futures contracts	$134,364,936
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Equal Weight ETF	$795,845,665	$5,031,095,675	$5,826,941,340
S&P 500® Equal Weight Communication Services ETF	3,258,217	5,738,186	8,996,403
S&P 500® Equal Weight Consumer Discretionary ETF	22,778,926	110,593,026	133,371,952
S&P 500® Equal Weight Consumer Staples ETF	17,860,356	81,642,550	99,502,906
S&P 500® Equal Weight Energy ETF	29,927,273	137,089,500	167,016,773
S&P 500® Equal Weight Financials ETF	18,363,492	70,211,543	88,575,035
S&P 500® Equal Weight Health Care ETF	7,216,664	123,110,678	130,327,342
S&P 500® Equal Weight Industrials ETF	13,321,017	49,729,809	63,050,826
S&P 500® Equal Weight Materials ETF	18,129,274	52,864,011	70,993,285
S&P 500® Equal Weight Real Estate ETF	3,353,725	3,294,712	6,648,437
S&P 500® Equal Weight Technology ETF	91,492,227	279,166,529	370,658,756

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	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Equal Weight Utilities ETF	$14,125,264	$22,257,677	$36,382,941
S&P MidCap 400® GARP ETF	15,729,026	34,477,217	50,206,243

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the six months ended October 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P 500® Equal Weight ETF	$8,681,026,511	$8,691,562,552
S&P 500® Equal Weight Communication Services ETF	8,563,531	8,570,145
S&P 500® Equal Weight Consumer Discretionary ETF	25,811,436	26,107,760
S&P 500® Equal Weight Consumer Staples ETF	31,024,958	30,691,616
S&P 500® Equal Weight Energy ETF	62,455,831	73,411,168
S&P 500® Equal Weight Financials ETF	41,502,965	41,626,409
S&P 500® Equal Weight Health Care ETF	68,886,015	69,059,439
S&P 500® Equal Weight Industrials ETF	60,344,762	60,542,578
S&P 500® Equal Weight Materials ETF	21,080,906	21,384,369
S&P 500® Equal Weight Real Estate ETF	7,956,010	7,281,970
S&P 500® Equal Weight Technology ETF	507,805,605	508,664,360
S&P 500® Equal Weight Utilities ETF	16,989,085	16,638,967
S&P MidCap 400® GARP ETF	232,746,325	233,849,686
For the six months ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P 500® Equal Weight ETF	$8,998,126,213	$13,380,126,739
S&P 500® Equal Weight Communication Services ETF	19,410,022	13,956,820
S&P 500® Equal Weight Consumer Discretionary ETF	37,001,402	38,448,094
S&P 500® Equal Weight Consumer Staples ETF	5,780,079	32,810,958
S&P 500® Equal Weight Energy ETF	16,267,402	62,436,161
S&P 500® Equal Weight Financials ETF	6,987,012	15,654,002
S&P 500® Equal Weight Health Care ETF	20,170,528	101,207,872
S&P 500® Equal Weight Industrials ETF	206,291,019	184,216,367
S&P 500® Equal Weight Materials ETF	-	31,776,365
S&P 500® Equal Weight Real Estate ETF	15,183,332	10,100,464
S&P 500® Equal Weight Technology ETF	603,981,452	558,789,740
S&P 500® Equal Weight Utilities ETF	83,887,096	53,237,584
S&P MidCap 400® GARP ETF	2,395,137	85,494,550
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P 500® Equal Weight ETF	$10,418,666,275	$(5,826,078,335)	$4,592,587,940	$70,415,273,478
S&P 500® Equal Weight Communication Services ETF	12,804,998	(7,459,878)	5,345,120	76,777,677
S&P 500® Equal Weight Consumer Discretionary ETF	26,372,165	(25,191,451)	1,180,714	217,028,342
S&P 500® Equal Weight Consumer Staples ETF	12,313,099	(74,678,092)	(62,364,993)	307,637,572
S&P 500® Equal Weight Energy ETF	55,275,849	(57,663,347)	(2,387,498)	405,452,747
S&P 500® Equal Weight Financials ETF	65,178,677	(12,996,527)	52,182,150	256,226,840

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	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P 500® Equal Weight Health Care ETF	$143,480,652	$(93,981,869)	$49,498,783	$713,504,229
S&P 500® Equal Weight Industrials ETF	100,448,038	(23,376,222)	77,071,816	608,290,564
S&P 500® Equal Weight Materials ETF	13,879,565	(39,647,215)	(25,767,650)	172,366,784
S&P 500® Equal Weight Real Estate ETF	7,078,935	(25,784,974)	(18,706,039)	130,957,722
S&P 500® Equal Weight Technology ETF	1,167,895,049	(140,532,916)	1,027,362,133	3,178,240,745
S&P 500® Equal Weight Utilities ETF	68,425,801	(11,200,812)	57,224,989	471,765,811
S&P MidCap 400® GARP ETF	62,612,440	(39,411,511)	23,200,929	480,215,421
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

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P-SPE-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2025
RPG	Invesco S&P 500® Pure Growth ETF
RPV	Invesco S&P 500® Pure Value ETF
XLG	Invesco S&P 500® Top 50 ETF
RFG	Invesco S&P MidCap 400® Pure Growth ETF
RFV	Invesco S&P MidCap 400® Pure Value ETF
RZG	Invesco S&P SmallCap 600® Pure Growth ETF
RZV	Invesco S&P SmallCap 600® Pure Value ETF

2

Invesco S&P 500® Pure Growth ETF (RPG)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-6.33%
Live Nation Entertainment, Inc.(b)(c)	174,401	$26,078,182
Meta Platforms, Inc., Class A	24,849	16,110,849
Netflix, Inc.(b)	14,840	16,603,882
TKO Group Holdings, Inc.	151,433	28,529,977
Trade Desk, Inc. (The), Class A(b)	383,280	19,271,319
		106,594,209
Consumer Discretionary-21.60%
Airbnb, Inc., Class A(b)	64,016	8,100,585
Booking Holdings, Inc.	4,436	22,524,855
Carnival Corp.(b)(c)	1,232,287	35,526,834
Chipotle Mexican Grill, Inc.(b)	148,511	4,706,314
Deckers Outdoor Corp.(b)	105,418	8,591,567
DoorDash, Inc., Class A(b)	98,963	25,173,218
Expedia Group, Inc.	99,349	21,856,780
Garmin Ltd.	41,248	8,824,597
Hilton Worldwide Holdings, Inc.	79,765	20,496,414
Las Vegas Sands Corp.	275,477	16,349,560
Marriott International, Inc., Class A	65,128	16,971,054
Norwegian Cruise Line Holdings Ltd.(b)	1,323,191	29,665,942
PulteGroup, Inc.	131,062	15,710,402
Ralph Lauren Corp.	60,762	19,423,181
Royal Caribbean Cruises Ltd.	127,423	36,548,739
Tapestry, Inc.	245,053	26,911,720
Tesla, Inc.(b)	38,968	17,791,230
Williams-Sonoma, Inc.	39,172	7,612,687
Wynn Resorts Ltd.	175,642	20,899,642
		363,685,321
Consumer Staples-0.44%
Costco Wholesale Corp.	8,030	7,318,943
Energy-1.80%
Targa Resources Corp.	67,955	10,467,788
Texas Pacific Land Corp.	21,099	19,904,375
		30,372,163
Financials-10.39%
American Express Co.	61,000	22,004,530
Ameriprise Financial, Inc.	26,665	12,073,112
Apollo Global Management, Inc.(c)	153,379	19,066,543
Arch Capital Group Ltd.	170,902	14,750,552
Brown & Brown, Inc.	114,317	9,115,638
Corpay, Inc.(b)	45,659	11,887,321
Erie Indemnity Co., Class A(c)	32,108	9,396,085
Fiserv, Inc.(b)	64,847	4,324,646
Interactive Brokers Group, Inc., Class A	326,969	23,005,539
Mastercard, Inc., Class A	17,104	9,441,237
Progressive Corp. (The)	58,725	12,097,350
Synchrony Financial	242,226	18,016,770
Visa, Inc., Class A	28,854	9,831,712
		175,011,035
Health Care-3.97%
Boston Scientific Corp.(b)	104,844	10,559,888
DaVita, Inc.(b)(c)	65,978	7,852,702
Eli Lilly and Co.	8,520	7,351,567
Insulet Corp.(b)	57,039	17,853,777
	Shares	Value
Health Care-(continued)
Intuitive Surgical, Inc.(b)	24,691	$13,191,907
ResMed, Inc.	40,968	10,114,180
		66,924,021
Industrials-25.01%
Axon Enterprise, Inc.(b)	42,036	30,780,020
Caterpillar, Inc.	33,902	19,570,268
Cintas Corp.	50,115	9,184,576
Cummins, Inc.	35,500	15,537,640
Dayforce, Inc.(b)(c)	91,166	6,266,751
Delta Air Lines, Inc.	426,229	24,457,020
Eaton Corp. PLC	23,395	8,926,596
EMCOR Group, Inc.	40,388	27,293,403
GE Vernova, Inc.	36,601	21,416,709
Howmet Aerospace, Inc.	172,573	35,541,409
Hubbell, Inc.	28,651	13,465,970
Ingersoll Rand, Inc.	98,765	7,538,732
Lennox International, Inc.	13,922	7,030,610
Parker-Hannifin Corp.	14,388	11,119,478
Paycom Software, Inc.	58,666	10,975,822
Quanta Services, Inc.(c)	70,852	31,821,759
Republic Services, Inc.	33,628	7,002,695
Trane Technologies PLC	42,732	19,171,712
TransDigm Group, Inc.	8,260	10,808,293
Uber Technologies, Inc.(b)	270,548	26,107,882
United Airlines Holdings, Inc.(b)	331,264	31,152,066
United Rentals, Inc.	27,494	23,952,223
W.W. Grainger, Inc.	8,724	8,540,796
Wabtec Corp.	66,147	13,523,093
		421,185,523
Information Technology-23.64%
Amphenol Corp., Class A	134,006	18,672,396
AppLovin Corp., Class A(b)	41,841	26,666,525
Arista Networks, Inc.(b)	249,023	39,268,437
Broadcom, Inc.	83,785	30,969,450
CrowdStrike Holdings, Inc., Class A(b)	53,239	28,909,309
Datadog, Inc., Class A(b)	134,439	21,888,014
Fair Isaac Corp.(b)	8,645	14,346,637
Fortinet, Inc.(b)	251,700	21,754,431
GoDaddy, Inc., Class A(b)	91,030	12,118,824
International Business Machines Corp.	35,709	10,977,304
Motorola Solutions, Inc.	16,616	6,757,893
NVIDIA Corp.	205,003	41,511,057
Oracle Corp.	51,065	13,410,180
Palantir Technologies, Inc., Class A(b)	271,684	54,464,491
Palo Alto Networks, Inc.(b)	52,122	11,479,349
Salesforce, Inc.	20,348	5,298,823
ServiceNow, Inc.(b)	15,094	13,875,612
Super Micro Computer, Inc.(b)	370,196	19,235,384
Tyler Technologies, Inc.(b)	13,473	6,416,651
		398,020,767
Real Estate-1.71%
CBRE Group, Inc., Class A(b)	98,942	15,081,729
Iron Mountain, Inc.	132,475	13,638,301
		28,720,030
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Utilities-5.12%
Constellation Energy Corp.	47,103	$17,757,831
NRG Energy, Inc.	175,825	30,217,285
Vistra Corp.	202,755	38,178,766
		86,153,882
Total Common Stocks & Other Equity Interests (Cost $1,377,820,504)		1,683,985,894
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $79,919)	79,919	79,919
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,377,900,423)		1,684,065,813
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.51%
Invesco Private Government Fund, 4.13%(d)(e)(f)	11,744,231	$11,744,231
Invesco Private Prime Fund, 4.30%(d)(e)(f)	30,558,662	30,567,830
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,313,033)		42,312,061
TOTAL INVESTMENTS IN SECURITIES-102.52% (Cost $1,420,213,456)		1,726,377,874
OTHER ASSETS LESS LIABILITIES-(2.52)%		(42,504,163)
NET ASSETS-100.00%		$1,683,873,711

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$493,940	$6,263,246	$(6,677,267)	$-	$-	$79,919	$16,807
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	47,213,890	232,031,510	(267,501,169)	-	-	11,744,231	725,357 *
Invesco Private Prime Fund	122,543,494	405,866,399	(497,856,068)	1,381	12,624	30,567,830	1,990,590 *
Total	$170,251,324	$644,161,155	$(772,034,504)	$1,381	$12,624	$42,391,980	$2,732,754

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Pure Value ETF (RPV)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-7.41%
AT&T, Inc.	357,973	$8,859,832
Comcast Corp., Class A	180,146	5,014,364
Fox Corp., Class A(b)	91,674	5,926,724
Fox Corp., Class B	54,656	3,192,457
Paramount Skydance Corp.(b)	2,137,971	32,903,373
Verizon Communications, Inc.	156,855	6,233,418
Warner Bros. Discovery, Inc.(c)	1,737,607	39,009,277
		101,139,445
Consumer Discretionary-12.73%
Aptiv PLC(c)	249,703	20,250,913
Best Buy Co., Inc.	142,638	11,716,285
D.R. Horton, Inc.	37,226	5,549,652
Ford Motor Co.	3,237,296	42,505,697
General Motors Co.	662,965	45,804,252
Genuine Parts Co.(b)	59,545	7,580,674
Lennar Corp., Class A(b)	53,616	6,636,052
LKQ Corp.	357,042	11,411,062
MGM Resorts International(c)	233,234	7,470,485
Mohawk Industries, Inc.(c)	131,823	14,980,366
		173,905,438
Consumer Staples-15.36%
Archer-Daniels-Midland Co.	580,950	35,164,904
Bunge Global S.A.	358,963	33,957,900
Conagra Brands, Inc.	370,467	6,368,328
Dollar General Corp.	231,684	22,857,943
Dollar Tree, Inc.(c)	196,305	19,457,752
J.M. Smucker Co. (The)	69,578	7,204,802
Kraft Heinz Co. (The)	586,081	14,493,783
Kroger Co. (The)	346,513	22,048,622
Molson Coors Beverage Co., Class B(b)	280,118	12,246,759
Sysco Corp.	120,094	8,920,582
Target Corp.	77,649	7,199,615
Tyson Foods, Inc., Class A	387,560	19,924,460
		209,845,450
Energy-10.02%
APA Corp.	549,182	12,438,972
Chevron Corp.	41,167	6,492,859
Coterra Energy, Inc.	225,408	5,333,153
Devon Energy Corp.	205,484	6,676,175
Diamondback Energy, Inc.	42,774	6,124,809
EQT Corp.	129,447	6,935,770
Exxon Mobil Corp.	59,946	6,855,425
Marathon Petroleum Corp.	128,546	25,054,901
Occidental Petroleum Corp.	139,503	5,747,524
Phillips 66 Co.	172,765	23,520,227
Valero Energy Corp.	186,966	31,701,955
		136,881,770
Financials-18.29%
Allstate Corp. (The)	38,585	7,389,799
American International Group, Inc.	206,873	16,334,692
Assurant, Inc.	35,859	7,592,068
Bank of America Corp.	148,295	7,926,368
Capital One Financial Corp.	45,525	10,015,045
Chubb Ltd.	21,347	5,911,838
	Shares	Value
Financials-(continued)
Citigroup, Inc.	273,894	$27,726,290
Citizens Financial Group, Inc.	275,280	14,003,494
Everest Group Ltd.	44,383	13,959,341
Franklin Resources, Inc.	689,820	15,596,830
Global Payments, Inc.	62,829	4,885,583
Huntington Bancshares, Inc.	347,738	5,369,075
Invesco Ltd.(d)	996,448	23,615,818
KeyCorp	321,852	5,661,377
Loews Corp.	179,577	17,878,686
M&T Bank Corp.	31,692	5,827,208
MetLife, Inc.	121,037	9,661,173
Principal Financial Group, Inc.	75,457	6,341,406
Prudential Financial, Inc.	135,945	14,138,280
Regions Financial Corp.	236,120	5,714,104
State Street Corp.	92,202	10,664,083
Travelers Cos., Inc. (The)	25,404	6,824,022
Truist Financial Corp.	152,521	6,807,012
		249,843,592
Health Care-18.07%
Baxter International, Inc.(b)	195,881	3,617,922
Biogen, Inc.(c)	47,865	7,384,134
Cardinal Health, Inc.	139,833	26,675,942
Cencora, Inc.	69,823	23,586,908
Centene Corp.(c)	559,704	19,796,731
Cigna Group (The)	62,540	15,285,401
CVS Health Corp.	644,425	50,361,814
Elevance Health, Inc.	38,657	12,262,000
Henry Schein, Inc.(c)	104,237	6,587,778
Humana, Inc.	87,481	24,336,339
McKesson Corp.	28,093	22,792,975
Molina Healthcare, Inc.(c)	48,419	7,411,012
Universal Health Services, Inc., Class B	51,026	11,073,152
Viatris, Inc.	1,512,778	15,672,380
		246,844,488
Industrials-4.07%
FedEx Corp.	27,586	7,001,879
Huntington Ingalls Industries, Inc.	71,719	23,094,952
Southwest Airlines Co.(b)	343,246	10,400,354
Stanley Black & Decker, Inc.	130,622	8,845,722
Textron, Inc.	77,572	6,268,593
		55,611,500
Information Technology-3.47%
Hewlett Packard Enterprise Co.	652,908	15,944,013
Intel Corp.(c)	441,457	17,653,866
Jabil, Inc.	62,663	13,841,630
		47,439,509
Materials-5.78%
Dow, Inc.	310,433	7,403,827
DuPont de Nemours, Inc.	72,374	5,909,337
Eastman Chemical Co.	64,740	3,853,325
International Paper Co.(b)	109,914	4,247,077
LyondellBasell Industries N.V., Class A	172,438	8,004,572
Mosaic Co. (The)	980,229	26,907,286
Nucor Corp.	62,325	9,351,866
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Smurfit WestRock PLC	177,545	$6,554,961
Steel Dynamics, Inc.	42,703	6,695,831
		78,928,082
Real Estate-0.82%
Alexandria Real Estate Equities, Inc.	86,933	5,061,239
VICI Properties, Inc.	205,592	6,165,704
		11,226,943
Utilities-3.91%
AES Corp. (The)	693,644	9,620,842
Consolidated Edison, Inc.	67,160	6,542,056
Evergy, Inc.	107,974	8,293,483
Eversource Energy	94,615	6,983,533
Exelon Corp.	224,107	10,335,815
PG&E Corp.	321,118	5,125,043
Pinnacle West Capital Corp.	73,109	6,471,609
		53,372,381
Total Common Stocks & Other Equity Interests (Cost $1,350,115,765)		1,365,038,598
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $110,277)	110,277	110,277
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,350,226,042)		1,365,148,875
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.14%
Invesco Private Government Fund, 4.13%(d)(e)(f)	19,502,993	$19,502,993
Invesco Private Prime Fund, 4.30%(d)(e)(f)	50,693,828	50,709,036
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,212,993)		70,212,029
TOTAL INVESTMENTS IN SECURITIES-105.08% (Cost $1,420,439,035)		1,435,360,904
OTHER ASSETS LESS LIABILITIES-(5.08)%		(69,403,598)
NET ASSETS-100.00%		$1,365,957,306

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Invesco Ltd.	$14,111,243	$3,286,301	$(3,523,398)	$9,183,522	$558,150	$23,615,818	$420,039
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	417,307	21,104,399	(21,411,429)	-	-	110,277	18,197
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,575,638	$142,546,270	$(139,618,915)	$-	$-	$19,502,993	$276,424 *
Invesco Private Prime Fund	43,094,869	238,821,871	(231,206,958)	2,089	(2,835)	50,709,036	721,886 *
Total	$74,199,057	$405,758,841	$(395,760,700)	$9,185,611	$555,315	$93,938,124	$1,436,546

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Top 50 ETF (XLG)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-14.65%
Alphabet, Inc., Class A	1,826,164	$513,499,055
Alphabet, Inc., Class C	1,465,949	413,133,747
AT&T, Inc.	2,244,819	55,559,270
Meta Platforms, Inc., Class A	680,807	441,401,219
Netflix, Inc.(b)	133,414	149,271,588
Verizon Communications, Inc.	1,323,691	52,603,480
Walt Disney Co. (The)	564,343	63,556,309
		1,689,024,668
Consumer Discretionary-11.55%
Amazon.com, Inc.(b)	3,046,642	744,050,909
Home Depot, Inc. (The)	312,280	118,538,365
McDonald’s Corp.	224,114	66,882,341
Tesla, Inc.(b)	880,991	402,225,251
		1,331,696,866
Consumer Staples-5.15%
Coca-Cola Co. (The)	1,215,902	83,775,648
Costco Wholesale Corp.	139,161	126,838,293
PepsiCo, Inc.	429,710	62,776,334
Philip Morris International, Inc.	488,561	70,514,009
Procter & Gamble Co. (The)	735,289	110,565,407
Walmart, Inc.	1,378,017	139,427,760
		593,897,451
Energy-2.15%
Chevron Corp.	604,075	95,274,709
Exxon Mobil Corp.	1,338,481	153,068,687
		248,343,396
Financials-9.93%
Bank of America Corp.	2,139,207	114,340,614
Berkshire Hathaway, Inc., Class B(b)	575,688	274,914,048
Goldman Sachs Group, Inc. (The)	95,049	75,028,829
JPMorgan Chase & Co.	862,639	268,384,246
Mastercard, Inc., Class A	258,404	142,636,424
Visa, Inc., Class A	533,343	181,731,294
Wells Fargo & Co.	1,005,594	87,456,510
		1,144,491,965
Health Care-6.69%
Abbott Laboratories	546,284	67,531,628
AbbVie, Inc.	554,623	120,929,999
Eli Lilly and Co.	249,590	215,361,227
	Shares	Value
Health Care-(continued)
Intuitive Surgical, Inc.(b)	112,575	$60,146,571
Johnson & Johnson	755,979	142,781,754
Merck & Co., Inc.	784,196	67,425,172
UnitedHealth Group, Inc.	284,376	97,131,467
		771,307,818
Industrials-1.63%
Caterpillar, Inc.	147,161	84,950,159
General Electric Co.	332,828	102,827,211
		187,777,370
Information Technology-47.64%
Accenture PLC, Class A	195,491	48,892,299
Adobe, Inc.(b)	133,189	45,325,549
Advanced Micro Devices, Inc.(b)	509,376	130,461,381
Apple, Inc.	4,658,836	1,259,609,489
Broadcom, Inc.	1,476,635	545,808,595
Cisco Systems, Inc.	1,243,268	90,895,323
International Business Machines Corp.	292,382	89,881,151
Intuit, Inc.	87,684	58,533,454
Microsoft Corp.	2,333,436	1,208,276,495
NVIDIA Corp.	7,659,909	1,551,054,973
Oracle Corp.	520,241	136,620,489
Palantir Technologies, Inc., Class A(b)	713,936	143,122,750
Salesforce, Inc.	300,221	78,180,551
ServiceNow, Inc.(b)	65,197	59,934,298
Texas Instruments, Inc.	285,449	46,088,596
		5,492,685,393
Materials-0.53%
Linde PLC	147,294	61,613,080
Total Common Stocks & Other Equity Interests (Cost $8,839,704,087)		11,520,838,007
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(c)(d) (Cost $6,441,136)	6,441,136	6,441,136
TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $8,846,145,223)		11,527,279,143
OTHER ASSETS LESS LIABILITIES-0.03%		2,983,834
NET ASSETS-100.00%		$11,530,262,977

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Top 50 ETF (XLG)—(continued)
October 31, 2025
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,450,520	$73,176,179	$(70,185,563)	$-	$-	$6,441,136	$147,513
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,987,552	6,447,095	(8,434,647)	-	-	-	4,838 *
Invesco Private Prime Fund	4,447,929	16,956,541	(21,404,470)	370	(370)	-	12,884 *
Total	$9,886,001	$96,579,815	$(100,024,680)	$370	$(370)	$6,441,136	$165,235

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400® Pure Growth ETF (RFG)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Consumer Discretionary-14.91%
Abercrombie & Fitch Co., Class A(b)	30,855	$2,238,530
Chewy, Inc., Class A(b)	81,220	2,738,738
Choice Hotels International, Inc.	10,334	960,649
Churchill Downs, Inc.(c)	17,953	1,780,938
Crocs, Inc.(b)(c)	19,157	1,564,935
Grand Canyon Education, Inc.(b)	12,357	2,326,823
H&R Block, Inc.	44,877	2,232,182
Hilton Grand Vacations, Inc.(b)(c)	74,156	3,073,766
Hyatt Hotels Corp., Class A(c)	25,148	3,455,587
Murphy USA, Inc.	5,789	2,073,620
Planet Fitness, Inc., Class A(b)	38,708	3,510,429
Texas Roadhouse, Inc.	20,888	3,416,859
Toll Brothers, Inc.	24,453	3,299,932
TopBuild Corp.(b)	7,054	2,980,174
Travel + Leisure Co.	52,645	3,305,053
Valvoline, Inc.(b)(c)	67,375	2,224,049
Wingstop, Inc.(c)	10,635	2,303,860
		43,486,124
Consumer Staples-3.02%
Coca-Cola Consolidated, Inc.	17,961	2,341,755
e.l.f. Beauty, Inc.(b)(c)	17,385	2,123,404
Pilgrim’s Pride Corp.	68,638	2,615,108
Sprouts Farmers Market, Inc.(b)	21,937	1,732,145
		8,812,412
Energy-6.69%
CNX Resources Corp.(b)(c)	76,400	2,571,624
DT Midstream, Inc.	20,350	2,228,122
Permian Resources Corp.	232,193	2,916,344
TechnipFMC PLC (United Kingdom)	60,269	2,492,123
Valaris Ltd.(b)(c)	123,223	6,915,275
Viper Energy, Inc., Class A	63,002	2,366,355
		19,489,843
Financials-9.03%
East West Bancorp, Inc.	28,515	2,897,124
Equitable Holdings, Inc.	35,317	1,744,660
Hamilton Lane, Inc., Class A	24,506	2,792,704
Houlihan Lokey, Inc.	7,726	1,383,572
Kinsale Capital Group, Inc.	7,679	3,067,530
RenaissanceRe Holdings Ltd. (Bermuda)(c)	17,059	4,334,521
Ryan Specialty Holdings, Inc., Class A(c)	42,347	2,320,616
Shift4 Payments, Inc., Class A(b)(c)	48,618	3,359,504
SLM Corp.	64,131	1,721,917
Western Alliance Bancorporation	34,863	2,696,653
		26,318,801
Health Care-18.36%
Doximity, Inc., Class A(b)	37,821	2,496,186
Ensign Group, Inc. (The)	11,499	2,070,970
Exelixis, Inc.(b)	113,364	4,383,786
Globus Medical, Inc., Class A(b)	64,186	3,876,193
Halozyme Therapeutics, Inc.(b)	63,269	4,124,506
HealthEquity, Inc.(b)	17,990	1,701,494
Hims & Hers Health, Inc.(b)(c)	155,020	7,047,209
Lantheus Holdings, Inc.(b)	37,664	2,172,836
Masimo Corp.(b)(c)	24,626	3,463,647
	Shares	Value
Health Care-(continued)
Medpace Holdings, Inc.(b)(c)	9,027	$5,279,983
Neurocrine Biosciences, Inc.(b)	18,878	2,703,518
Roivant Sciences Ltd.(b)(c)	523,147	10,457,708
United Therapeutics Corp.(b)	8,449	3,763,438
		53,541,474
Industrials-34.70%
AAON, Inc.(c)	43,455	4,275,537
Acuity, Inc.	7,491	2,734,590
AeroVironment, Inc.(b)	8,576	3,172,348
Alaska Air Group, Inc.(b)	62,129	2,592,643
American Airlines Group, Inc.(b)(c)	263,686	3,462,197
Applied Industrial Technologies, Inc.	8,752	2,250,052
ATI, Inc.(b)	54,836	5,427,119
BWX Technologies, Inc.	16,947	3,620,049
Carlisle Cos., Inc.	4,044	1,314,502
Carpenter Technology Corp.	28,924	9,137,092
Chart Industries, Inc.(b)	20,703	4,132,733
Clean Harbors, Inc.(b)	13,130	2,763,996
Comfort Systems USA, Inc.	12,255	11,833,183
Curtiss-Wright Corp.	6,259	3,728,674
ESAB Corp.	18,387	2,147,969
ExlService Holdings, Inc.(b)	73,637	2,879,207
Kirby Corp.(b)(c)	27,779	2,874,571
MasTec, Inc.(b)	24,560	5,014,170
Mueller Industries, Inc.	22,058	2,335,280
nVent Electric PLC	30,062	3,437,590
Owens Corning	11,126	1,416,451
Parsons Corp.(b)	31,612	2,628,222
Paylocity Holding Corp.(b)	16,656	2,352,993
RB Global, Inc. (Canada)	33,058	3,280,015
RBC Bearings, Inc.(b)	9,842	4,217,592
Saia, Inc.(b)	3,359	982,507
Tetra Tech, Inc.	51,130	1,635,137
TransUnion	34,643	2,812,319
Woodward, Inc.	10,410	2,728,565
		101,187,303
Information Technology-11.53%
AppFolio, Inc., Class A(b)	13,087	3,329,725
Belden, Inc.	16,130	1,965,441
Coherent Corp.(b)	17,117	2,258,759
Commvault Systems, Inc.(b)	16,870	2,348,641
DocuSign, Inc.(b)	32,531	2,379,317
Dynatrace, Inc.(b)	28,230	1,427,591
Fabrinet (Thailand)(b)(c)	8,207	3,615,758
Guidewire Software, Inc.(b)	18,605	4,346,872
Manhattan Associates, Inc.(b)	5,921	1,078,037
Nutanix, Inc., Class A(b)	28,587	2,036,538
Okta, Inc.(b)(c)	18,232	1,668,775
Pegasystems, Inc.	43,330	2,757,955
Twilio, Inc., Class A(b)	32,753	4,417,725
		33,631,134
Materials-1.68%
Eagle Materials, Inc.	11,946	2,536,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400® Pure Growth ETF (RFG)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Knife River Corp.(b)(c)	21,082	$1,274,618
Louisiana-Pacific Corp.	12,393	1,079,554
		4,890,547
Total Common Stocks & Other Equity Interests (Cost $251,758,992)		291,357,638
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $295,504)	295,504	295,504
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $252,054,496)		291,653,142
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.23%
Invesco Private Government Fund, 4.13%(d)(e)(f)	13,958,878	$13,958,878
Invesco Private Prime Fund, 4.30%(d)(e)(f)	36,275,940	36,286,823
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,245,827)		50,245,701
TOTAL INVESTMENTS IN SECURITIES-117.25% (Cost $302,300,323)		341,898,843
OTHER ASSETS LESS LIABILITIES-(17.25)%		(50,300,078)
NET ASSETS-100.00%		$291,598,765

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$44,577	$1,578,888	$(1,327,961)	$-	$-	$295,504	$2,798
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,622,482	79,029,418	(80,693,022)	-	-	13,958,878	314,239 *
Invesco Private Prime Fund	40,361,377	140,056,717	(144,135,358)	1,944	2,143	36,286,823	862,420 *
Total	$56,028,436	$220,665,023	$(226,156,341)	$1,944	$2,143	$50,541,205	$1,179,457

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400® Pure Value ETF (RFV)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Consumer Discretionary-26.68%
Aramark	42,981	$1,628,120
AutoNation, Inc.(b)	29,945	5,985,107
Capri Holdings Ltd.(b)(c)	115,685	2,400,464
Gap, Inc. (The)	94,828	2,166,820
Goodyear Tire & Rubber Co. (The)(b)(c)	910,685	6,274,620
Graham Holdings Co., Class B	4,282	4,333,941
Harley-Davidson, Inc.(c)	105,657	2,850,626
Lear Corp.	76,446	8,000,074
Lithia Motors, Inc., Class A	17,413	5,469,075
Macy’s, Inc.(c)	475,599	9,269,425
Marriott Vacations Worldwide Corp.	23,534	1,552,773
Penske Automotive Group, Inc.	31,384	5,023,637
Polaris, Inc.(c)	45,671	3,018,853
PVH Corp.(c)	37,889	2,967,845
Taylor Morrison Home Corp., Class A(b)	41,251	2,444,947
Thor Industries, Inc.	36,120	3,769,122
Under Armour, Inc., Class A(b)(c)	103,774	478,398
Under Armour, Inc., Class C(b)(c)	72,210	320,612
Visteon Corp.	27,703	2,968,653
Whirlpool Corp.(c)	45,299	3,244,767
		74,167,879
Consumer Staples-5.44%
Albertson’s Cos., Inc., Class A(c)	214,638	3,796,946
Coty, Inc., Class A(b)(c)	246,383	978,141
Darling Ingredients, Inc.(b)	59,648	1,911,718
Performance Food Group Co.(b)	55,107	5,331,051
US Foods Holding Corp.(b)	42,858	3,112,348
		15,130,204
Energy-14.21%
Chord Energy Corp.(c)	32,540	2,952,029
Civitas Resources, Inc.(c)	110,869	3,196,353
HF Sinclair Corp.	236,605	12,208,818
Murphy Oil Corp.(c)	119,412	3,379,360
NOV, Inc.(c)	323,932	4,729,407
Ovintiv, Inc.	71,574	2,684,741
PBF Energy, Inc., Class A	302,632	10,340,935
		39,491,643
Financials-13.70%
Ally Financial, Inc.	77,467	3,018,889
Associated Banc-Corp(c)	93,047	2,304,774
Bank OZK	42,180	1,897,678
Brighthouse Financial, Inc.(b)	92,028	5,252,038
CNO Financial Group, Inc.	61,628	2,466,353
Essent Group Ltd.	33,091	2,004,322
F.N.B. Corp.(c)	140,661	2,211,191
First American Financial Corp.	28,287	1,768,220
Hanover Insurance Group, Inc. (The)	10,240	1,749,811
Kemper Corp.	30,407	1,368,011
Old Republic International Corp.	52,452	2,069,756
Prosperity Bancshares, Inc.(c)	19,978	1,314,952
Reinsurance Group of America, Inc.	16,873	3,078,648
Starwood Property Trust, Inc.(c)	80,068	1,455,636
Unum Group	35,918	2,637,100
Valley National Bancorp(c)	319,714	3,475,291
		38,072,670
	Shares	Value
Health Care-2.45%
Elanco Animal Health, Inc.(b)(c)	155,268	$3,439,186
Perrigo Co. PLC	161,887	3,357,537
		6,796,723
Industrials-13.90%
AGCO Corp.	30,798	3,177,122
Avis Budget Group, Inc.(b)(c)	38,473	5,235,021
CNH Industrial N.V.	198,019	2,077,219
Concentrix Corp.(c)	226,760	9,140,696
Fluor Corp.(b)	28,706	1,399,992
GXO Logistics, Inc.(b)(c)	43,394	2,439,177
Insperity, Inc.	23,878	1,053,497
Knight-Swift Transportation Holdings, Inc.	33,186	1,497,352
Maximus, Inc.	21,818	1,813,512
Oshkosh Corp.	27,405	3,378,762
Terex Corp.	52,965	2,437,449
WESCO International, Inc.	19,181	4,978,045
		38,627,844
Information Technology-11.64%
Amkor Technology, Inc.	80,763	2,607,030
Arrow Electronics, Inc.(b)(c)	64,989	7,249,523
Avnet, Inc.	156,520	7,583,394
BILL Holdings, Inc.(b)(c)	45,674	2,268,171
Flex Ltd.(b)	52,727	3,296,492
TD SYNNEX Corp.	59,784	9,355,598
		32,360,208
Materials-6.35%
Ashland, Inc.(c)	24,670	1,206,363
Cleveland-Cliffs, Inc.(b)(c)	707,338	8,792,212
Commercial Metals Co.	38,020	2,256,867
Greif, Inc., Class A	50,634	2,880,568
Olin Corp.	42,696	883,807
Sonoco Products Co.	40,352	1,637,081
		17,656,898
Real Estate-0.94%
Kilroy Realty Corp.(c)	61,916	2,615,951
Utilities-4.59%
Black Hills Corp.(c)	25,998	1,649,053
NorthWestern Energy Group, Inc.	36,558	2,181,416
Portland General Electric Co.(c)	42,579	1,945,009
Southwest Gas Holdings, Inc.	24,049	1,911,895
Spire, Inc.(c)	24,847	2,146,781
UGI Corp.(c)	87,312	2,918,840
		12,752,994
Total Common Stocks & Other Equity Interests (Cost $271,473,938)		277,673,014
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $169,221)	169,221	169,221
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $271,643,159)		277,842,235
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400® Pure Value ETF (RFV)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.29%
Invesco Private Government Fund, 4.13%(d)(e)(f)	13,203,881	$13,203,881
Invesco Private Prime Fund, 4.30%(d)(e)(f)	37,630,225	37,641,514
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,845,395)		50,845,395
TOTAL INVESTMENTS IN SECURITIES-118.25% (Cost $322,488,554)		328,687,630
OTHER ASSETS LESS LIABILITIES-(18.25)%		(50,731,526)
NET ASSETS-100.00%		$277,956,104

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$129,494	$11,850,020	$(11,810,293)	$-	$-	$169,221	$5,046
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,672,156	88,311,557	(95,779,832)	-	-	13,203,881	369,318 *
Invesco Private Prime Fund	50,964,273	181,219,756	(194,547,579)	2,629	2,435	37,641,514	1,002,943 *
Total	$71,765,923	$281,381,333	$(302,137,704)	$2,629	$2,435	$51,014,616	$1,377,307

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.09%
CarGurus, Inc.(b)	12,407	$435,734
Cinemark Holdings, Inc.	47,223	1,275,493
Cogent Communications Holdings, Inc.(c)	6,602	272,333
Madison Square Garden Sports Corp., Class A(b)(c)	3,710	795,387
QuinStreet, Inc.(b)	29,443	435,462
		3,214,409
Consumer Discretionary-11.54%
Adtalem Global Education, Inc.(b)(c)	12,199	1,195,746
Boot Barn Holdings, Inc.(b)	5,396	1,023,351
Brinker International, Inc.(b)	5,957	647,288
Cavco Industries, Inc.(b)	1,796	951,521
Champion Homes, Inc.(b)	4,236	289,022
Dave & Buster’s Entertainment, Inc.(b)(c)	19,345	284,178
Dorman Products, Inc.(b)(c)	7,264	974,320
Dream Finders Homes, Inc., Class A(b)(c)	29,060	575,388
Frontdoor, Inc.(b)	8,846	587,640
Green Brick Partners, Inc.(b)	13,765	891,146
Installed Building Products, Inc.(c)	3,229	801,535
Kontoor Brands, Inc.	3,553	287,509
Monarch Casino & Resort, Inc.	4,375	394,056
Pursuit Attractions and Hospitality, Inc.(b)(c)	22,137	785,421
Sabre Corp.(b)(c)	256,878	525,316
Shake Shack, Inc., Class A(b)	7,942	766,482
Six Flags Entertainment Corp.(b)(c)	16,350	375,723
Stride, Inc.(b)	5,728	389,733
XPEL, Inc.(b)(c)(d)	6,996	238,564
		11,983,939
Consumer Staples-3.15%
Cal-Maine Foods, Inc.	12,592	1,105,577
Chefs’ Warehouse, Inc. (The)(b)	23,339	1,377,001
Freshpet, Inc.(b)(c)	11,575	569,606
Interparfums, Inc.	2,507	223,499
		3,275,683
Energy-4.33%
Archrock, Inc.	24,624	622,248
Atlas Energy Solutions, Inc.(c)	39,678	491,214
Cactus, Inc., Class A	16,903	746,606
Core Natural Resources, Inc.(c)	7,588	599,452
Kodiak Gas Services, Inc.	17,967	662,623
Northern Oil and Gas, Inc.(c)	18,142	401,482
Oceaneering International, Inc.(b)(c)	16,691	388,733
Tidewater, Inc.(b)(c)	11,532	583,404
		4,495,762
Financials-14.59%
Acadian Asset Management, Inc.	37,498	1,803,654
Axos Financial, Inc.(b)(c)	15,751	1,228,263
BancFirst Corp.	2,377	258,760
Bancorp, Inc. (The)(b)	13,328	871,251
City Holding Co.(c)	2,359	278,079
Enova International, Inc.(b)	9,692	1,158,872
Goosehead Insurance, Inc., Class A(c)	5,875	403,436
HCI Group, Inc.(c)	6,360	1,297,504
Mercury General Corp.	11,260	870,398
	Shares	Value
Financials-(continued)
NMI Holdings, Inc., Class A(b)	12,934	$471,186
Palomar Holdings, Inc.(b)(c)	11,818	1,347,370
Pathward Financial, Inc.	12,042	819,579
Payoneer Global, Inc.(b)	34,195	197,989
PJT Partners, Inc., Class A	4,342	699,540
Preferred Bank(c)	7,274	656,479
PROG Holdings, Inc.	14,753	426,804
ServisFirst Bancshares, Inc.(c)	5,102	358,518
Trupanion, Inc.(b)(c)	21,572	862,664
Virtu Financial, Inc., Class A	10,780	375,575
WisdomTree, Inc.(c)	64,147	767,198
		15,153,119
Health Care-22.98%
ADMA Biologics, Inc.(b)	70,098	1,085,117
ANI Pharmaceuticals, Inc.(b)	6,706	607,564
Arcus Biosciences, Inc.(b)(c)	36,127	712,424
Artivion, Inc.(b)	15,260	692,346
Astrana Health, Inc.(b)(c)	20,061	626,104
BioLife Solutions, Inc.(b)(c)	22,718	633,151
Catalyst Pharmaceuticals, Inc.(b)	47,946	1,019,811
Collegium Pharmaceutical, Inc.(b)(c)	22,691	816,876
Corcept Therapeutics, Inc.(b)	22,232	1,633,385
CorVel Corp.(b)	6,186	457,455
Glaukos Corp.(b)	3,693	325,243
Harmony Biosciences Holdings, Inc.(b)	23,127	660,738
ICU Medical, Inc.(b)	5,396	648,006
Inspire Medical Systems, Inc.(b)(c)	4,304	310,232
Integer Holdings Corp.(b)	4,021	259,636
Krystal Biotech, Inc.(b)(c)	7,223	1,426,615
LeMaitre Vascular, Inc.(c)	7,190	622,726
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
Phibro Animal Health Corp., Class A	25,961	1,091,920
Protagonist Therapeutics, Inc.(b)	35,455	2,787,472
RadNet, Inc.(b)(c)	5,494	417,489
Sarepta Therapeutics, Inc.(b)	56,593	1,358,798
TG Therapeutics, Inc.(b)(c)	44,376	1,543,397
TransMedics Group, Inc.(b)(c)	10,747	1,413,660
UFP Technologies, Inc.(b)(c)	4,362	840,296
Veracyte, Inc.(b)	42,493	1,533,147
Vericel Corp.(b)	9,775	342,711
		23,866,319
Industrials-20.92%
Apogee Enterprises, Inc.	8,476	310,306
Armstrong World Industries, Inc.	5,161	982,809
AZZ, Inc.	13,630	1,360,956
CSW Industrials, Inc.	2,384	597,001
DXP Enterprises, Inc.(b)	16,580	1,983,797
Dycom Industries, Inc.(b)	4,756	1,368,729
Enerpac Tool Group Corp.(c)	10,949	449,347
ESCO Technologies, Inc.	3,074	674,651
Federal Signal Corp.(c)	5,155	608,445
GEO Group, Inc. (The)(b)	15,419	261,661
Granite Construction, Inc.	7,138	734,572
Greenbrier Cos., Inc. (The)	19,091	797,431
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Griffon Corp.	7,592	$561,884
Interface, Inc.	23,497	585,075
Kadant, Inc.(c)	1,291	357,168
Moog, Inc., Class A	1,930	395,361
Mueller Water Products, Inc., Class A	19,173	491,979
OPENLANE, Inc.(b)	41,960	1,108,583
Powell Industries, Inc.(c)	5,098	1,954,522
SkyWest, Inc.(b)(c)	9,827	987,417
SPX Technologies, Inc.(b)	5,962	1,334,832
Sterling Infrastructure, Inc.(b)(c)	4,079	1,541,454
Trinity Industries, Inc.	28,544	781,249
Verra Mobility Corp., Class A(b)	22,215	515,610
Zurn Elkay Water Solutions Corp.	20,987	988,698
		21,733,537
Information Technology-12.77%
ACI Worldwide, Inc.(b)	14,759	702,971
Agilysys, Inc.(b)(c)	4,863	610,112
Badger Meter, Inc.	2,775	500,749
Box, Inc., Class A(b)	10,251	328,955
CleanSpark, Inc.(b)(c)	66,202	1,178,396
Clear Secure, Inc., Class A	27,428	835,731
DigitalOcean Holdings, Inc.(b)(c)	11,901	483,895
Impinj, Inc.(b)(c)	6,954	1,405,821
InterDigital, Inc.(c)	7,074	2,560,505
Itron, Inc.(b)	4,256	427,004
MARA Holdings, Inc.(b)(c)	58,697	1,072,394
Mirion Technologies, Inc.(b)	47,606	1,398,188
OSI Systems, Inc.(b)(c)	2,438	678,885
Q2 Holdings, Inc.(b)	9,270	572,515
Semtech Corp.(b)	5,493	372,755
SPS Commerce, Inc.(b)	1,605	131,995
		13,260,871
Materials-2.99%
Century Aluminum Co.(b)	36,479	1,080,508
Hawkins, Inc.	6,065	860,320
Sylvamo Corp.(c)	8,579	348,308
Warrior Met Coal, Inc.	12,005	814,419
		3,103,555
	Shares	Value
Real Estate-3.60%
Curbline Properties Corp.(c)	12,853	$296,390
DiamondRock Hospitality Co.(c)	92,340	722,099
Essential Properties Realty Trust, Inc.	11,831	353,510
NexPoint Residential Trust, Inc.	8,244	252,843
Outfront Media, Inc.	20,027	354,278
Ryman Hospitality Properties, Inc.	6,514	566,132
Sunstone Hotel Investors, Inc.(c)	63,143	558,815
Xenia Hotels & Resorts, Inc.(c)	51,372	631,876
		3,735,943
Total Common Stocks & Other Equity Interests (Cost $88,715,879)		103,823,137
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(f)(g) (Cost $45,224)	45,224	45,224
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $88,761,103)		103,868,361
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.76%
Invesco Private Government Fund, 4.13%(f)(g)(h)	8,006,345	8,006,345
Invesco Private Prime Fund, 4.30%(f)(g)(h)	20,816,237	20,822,482
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,829,029)		28,828,827
TOTAL INVESTMENTS IN SECURITIES-127.76% (Cost $117,590,132)		132,697,188
OTHER ASSETS LESS LIABILITIES-(27.76)%		(28,832,510)
NET ASSETS-100.00%		$103,864,678

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
October 31, 2025
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,638	$596,042	$(587,456)	$-	$-	$45,224	$969
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,081,744	23,904,025	(24,979,424)	-	-	8,006,345	153,576 *
Invesco Private Prime Fund	23,635,923	54,332,031	(57,147,242)	1,617	153	20,822,482	414,999 *
Total	$32,754,305	$78,832,098	$(82,714,122)	$1,617	$153	$28,874,051	$569,544

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600® Pure Value ETF (RZV)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-4.03%
Angi, Inc.(b)(c)	111,762	$1,483,082
IAC, Inc.(b)(c)	38,632	1,244,723
Scholastic Corp.	101,132	2,899,454
Shenandoah Telecommunications Co.	78,687	969,424
TEGNA, Inc.	55,326	1,088,262
Telephone and Data Systems, Inc.	32,051	1,244,220
		8,929,165
Consumer Discretionary-26.18%
Academy Sports & Outdoors, Inc.(c)	18,525	887,162
Adient PLC(b)(c)	177,644	4,119,564
Advance Auto Parts, Inc.(c)	65,891	3,105,443
American Axle & Manufacturing Holdings, Inc.(b)(c)	368,076	2,282,071
Asbury Automotive Group, Inc.(b)(c)	9,193	2,156,678
Bloomin’ Brands, Inc.	107,460	733,952
BorgWarner, Inc.	68,080	2,924,717
Caesars Entertainment, Inc.(b)(c)	44,445	893,345
Caleres, Inc.(c)	71,683	791,380
CarMax, Inc.(b)	42,312	1,773,296
Century Communities, Inc.	17,677	1,050,014
Cracker Barrel Old Country Store, Inc.	29,538	995,431
Dana, Inc.	220,843	4,483,113
Fox Factory Holding Corp.(b)(c)	26,913	595,046
G-III Apparel Group Ltd.(b)	75,757	2,034,075
Guess?, Inc.(c)	136,931	2,325,088
Helen of Troy Ltd.(b)	17,279	321,908
Kohl’s Corp.(c)	253,355	4,122,086
LGI Homes, Inc.(b)(c)	6,856	279,793
MarineMax, Inc.(b)(c)	110,610	2,739,810
Matthews International Corp., Class A(c)	25,655	600,840
Meritage Homes Corp.	7,396	499,674
Monro, Inc.	40,017	586,249
National Vision Holdings, Inc.(b)(c)	152,724	3,932,643
Newell Brands, Inc.	110,631	376,145
PENN Entertainment, Inc.(b)	75,708	1,246,154
Sally Beauty Holdings, Inc.(b)(c)	122,685	1,853,770
Shoe Carnival, Inc.(c)	27,036	495,570
Signet Jewelers Ltd.(c)	7,602	751,458
Sonic Automotive, Inc., Class A	28,845	1,832,523
Standard Motor Products, Inc.(c)	54,891	2,038,103
Topgolf Callaway Brands Corp.(b)(c)	399,462	3,758,937
Upbound Group, Inc.	30,302	587,253
Winnebago Industries, Inc.(c)	22,525	849,418
		58,022,709
Consumer Staples-7.27%
Andersons, Inc. (The)	57,426	2,659,398
Central Garden & Pet Co.(b)(c)	4,157	127,495
Central Garden & Pet Co., Class A(b)	23,158	644,024
Edgewell Personal Care Co.	33,453	648,654
Fresh Del Monte Produce, Inc.	87,403	3,089,696
Grocery Outlet Holding Corp.(b)(c)	68,112	927,004
MGP Ingredients, Inc.	17,527	424,153
PriceSmart, Inc.	8,391	964,462
TreeHouse Foods, Inc.(b)	45,657	830,957
	Shares	Value
Consumer Staples-(continued)
United Natural Foods, Inc.(b)	103,649	$3,902,385
Universal Corp.	37,278	1,889,249
		16,107,477
Energy-12.67%
Bristow Group, Inc.(b)	29,272	1,191,370
Crescent Energy Co., Class A(c)	139,649	1,177,241
CVR Energy, Inc.(b)	85,624	3,047,358
Dorian LPG Ltd.	35,309	1,018,665
Innovex International, Inc.(b)(c)	115,978	2,327,678
Par Pacific Holdings, Inc.(b)	212,381	8,490,992
Patterson-UTI Energy, Inc.	175,108	1,097,927
Peabody Energy Corp.	93,849	2,573,340
REX American Resources Corp.(b)	30,798	986,460
Talos Energy, Inc.(b)	185,375	1,818,529
Vital Energy, Inc.(b)(c)	80,980	1,272,196
World Kinect Corp.(c)	118,542	3,064,311
		28,066,067
Financials-15.74%
Adamas Trust, Inc.	187,740	1,252,226
Apollo Commercial Real Estate Finance, Inc.	90,289	883,929
ARMOUR Residential REIT, Inc.	51,935	842,386
Bread Financial Holdings, Inc.	18,343	1,149,189
Capitol Federal Financial, Inc.	121,572	734,295
Eagle Bancorp, Inc.(c)	35,919	601,643
Ellington Financial, Inc.	66,394	884,368
Encore Capital Group, Inc.(b)(c)	14,009	582,494
EZCORP, Inc., Class A(b)(c)	169,326	3,090,200
Franklin BSP Realty Trust, Inc.	57,330	581,326
Genworth Financial, Inc., Class A(b)	387,062	3,266,803
Hilltop Holdings, Inc.	28,100	907,630
Hope Bancorp, Inc.	86,927	911,864
Horace Mann Educators Corp.	15,883	710,129
Jackson Financial, Inc., Class A	11,925	1,202,159
KKR Real Estate Finance Trust, Inc.(c)	65,665	534,513
Lincoln National Corp.	86,704	3,641,568
Navient Corp.(c)	102,231	1,250,285
PennyMac Mortgage Investment Trust	96,066	1,156,635
PRA Group, Inc.(b)	99,679	1,366,599
ProAssurance Corp.(b)	132,262	3,167,675
Ready Capital Corp.(c)	121,041	354,650
Redwood Trust, Inc.	145,173	770,869
Renasant Corp.	22,544	758,155
Simmons First National Corp., Class A	31,145	541,300
SiriusPoint Ltd. (Sweden)(b)	78,672	1,431,830
Stewart Information Services Corp.	9,093	620,779
United Fire Group, Inc.	56,004	1,693,001
		34,888,500
Health Care-4.70%
Acadia Healthcare Co., Inc.(b)(c)	50,453	1,084,739
AdaptHealth Corp.(b)(c)	235,812	2,119,950
AMN Healthcare Services, Inc.(b)	102,714	2,022,439
Avanos Medical, Inc.(b)	88,656	984,968
Enovis Corp.(b)(c)	32,616	1,018,924
Fortrea Holdings, Inc.(b)	50,689	530,207
Neogen Corp.(b)(c)	72,737	448,787
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Pacira BioSciences, Inc.(b)(c)	32,965	$704,792
Select Medical Holdings Corp.	108,806	1,504,787
		10,419,593
Industrials-11.83%
ABM Industries, Inc.	24,100	1,036,300
Air Lease Corp., Class A	28,490	1,819,371
Allegiant Travel Co.(b)(c)	16,904	1,051,091
American Woodmark Corp.(b)	9,486	604,543
ArcBest Corp.	6,672	495,863
Astec Industries, Inc.	24,748	1,151,524
Deluxe Corp.	58,551	1,060,359
Enviri Corp.(b)(c)	303,783	3,709,190
Healthcare Services Group, Inc.(b)	85,604	1,529,743
Heartland Express, Inc.	63,103	492,203
JetBlue Airways Corp.(b)(c)	340,288	1,429,210
ManpowerGroup, Inc.	70,415	2,158,924
MasterBrand, Inc.(b)(c)	39,038	493,050
MillerKnoll, Inc.	62,767	980,421
Resideo Technologies, Inc.(b)	43,751	1,872,543
Sun Country Airlines Holdings, Inc.(b)(c)	64,657	793,988
Sunrun, Inc.(b)(c)	126,072	2,617,255
Titan International, Inc.(b)(c)	385,427	2,909,974
		26,205,552
Information Technology-8.12%
Corsair Gaming, Inc.(b)	138,502	1,128,792
DXC Technology Co.(b)	110,318	1,566,516
Insight Enterprises, Inc.(b)	3,906	390,600
ScanSource, Inc.(b)	39,829	1,708,863
Viasat, Inc.(b)	308,543	12,286,182
Vishay Intertechnology, Inc.(c)	53,190	903,166
		17,984,119
Materials-5.13%
AdvanSix, Inc.	52,634	978,466
Celanese Corp.	32,476	1,248,377
Chemours Co. (The)(c)	43,464	581,983
FMC Corp.(c)	18,110	274,729
Kaiser Aluminum Corp.	17,332	1,569,066
Koppers Holdings, Inc.(c)	60,929	1,719,416
Metallus, Inc.(b)	101,711	1,789,096
O-I Glass, Inc.(b)	167,493	1,890,996
Stepan Co.	10,631	460,854
SunCoke Energy, Inc.(c)	106,271	851,231
		11,364,214
	Shares	Value
Real Estate-3.86%
Cushman & Wakefield PLC(b)	107,850	$1,693,245
Global Net Lease, Inc.(c)	137,381	1,046,843
JBG SMITH Properties, (Acquired 03/17/2023 - 09/23/2025; Cost $867,009)(c)(d)	57,267	1,116,134
Millrose Properties, Inc.	93,652	3,016,531
Safehold, Inc.	64,099	924,949
SITE Centers Corp.	102,279	749,705
		8,547,407
Utilities-0.38%
MDU Resources Group, Inc.(c)	43,974	843,421
Total Common Stocks & Other Equity Interests (Cost $209,488,035)		221,378,224
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(e)(f) (Cost $34,229)	34,229	34,229
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $209,522,264)		221,412,453
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.89%
Invesco Private Government Fund, 4.13%(e)(f)(g)	10,656,435	10,656,435
Invesco Private Prime Fund, 4.30%(e)(f)(g)	28,982,907	28,991,602
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,648,425)		39,648,037
TOTAL INVESTMENTS IN SECURITIES-117.81% (Cost $249,170,689)		261,060,490
OTHER ASSETS LESS LIABILITIES-(17.81)%		(39,474,425)
NET ASSETS-100.00%		$221,586,065

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)	Restricted security. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
October 31, 2025
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$161,678	$3,668,037	$(3,795,486)	$-	$-	$34,229	$2,636
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,876,033	44,077,337	(49,296,935)	-	-	10,656,435	324,071 *
Invesco Private Prime Fund	41,336,856	102,364,548	(114,713,294)	2,158	1,334	28,991,602	867,473 *
Total	$57,374,567	$150,109,922	$(167,805,715)	$2,158	$1,334	$39,682,266	$1,194,180

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Assets and Liabilities
October 31, 2025
(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Assets:
Unaffiliated investments in securities, at value(a)	$1,683,985,894	$1,341,422,780	$11,520,838,007
Affiliated investments in securities, at value	42,391,980	93,938,124	6,441,136
Receivable for:
Dividends	310,075	1,167,716	4,878,507
Securities lending	7,267	31,373	-
Investments sold	-	-	5,385,220
Fund shares sold	-	8,913,050	-
Foreign tax reclaims	-	-	-
Total assets	1,726,695,216	1,445,473,043	11,537,542,870
Liabilities:
Payable for:
Investments purchased	-	8,900,442	-
Collateral upon return of securities loaned	42,313,033	70,212,993	-
Fund shares repurchased	-	-	5,388,873
Accrued unitary management fees	508,472	402,302	1,891,020
Total liabilities	42,821,505	79,515,737	7,279,893
Net Assets	$1,683,873,711	$1,365,957,306	$11,530,262,977
Net assets consist of:
Shares of beneficial interest	$2,091,201,669	$2,146,105,241	$8,830,373,423
Distributable earnings (loss)	(407,327,958)	(780,147,935)	2,699,889,554
Net Assets	$1,683,873,711	$1,365,957,306	$11,530,262,977
Shares outstanding (unlimited amount authorized, $0.01 par value)	35,401,495	13,792,836	192,567,850
Net asset value	$47.57	$99.03	$59.88
Market price	$47.58	$99.05	$59.90
Unaffiliated investments in securities, at cost	$1,377,820,504	$1,331,613,502	$8,839,704,087
Affiliated investments in securities, at cost	$42,392,952	$88,825,533	$6,441,136
(a)Includes securities on loan with an aggregate value of:	$41,697,777	$68,088,012	$-
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400®Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$291,357,638	$277,673,014	$103,823,137	$221,378,224
50,541,205	51,014,616	28,874,051	39,682,266

26,529	186,428	23,340	233,329
8,765	8,502	4,473	8,171
2,576,860	-	-	-
-	1,257,436	-	-
1,116	-	-	-
344,512,113	330,139,996	132,725,001	261,301,990

-	1,255,487	-	-
50,245,827	50,845,395	28,829,029	39,648,425
2,580,473	-	-	-
87,048	83,010	31,294	67,500
52,913,348	52,183,892	28,860,323	39,715,925
$291,598,765	$277,956,104	$103,864,678	$221,586,065

$465,979,230	$362,177,305	$217,951,952	$415,593,578
(174,380,465)	(84,221,201)	(114,087,274)	(194,007,513)
$291,598,765	$277,956,104	$103,864,678	$221,586,065
5,650,105	2,210,499	1,930,012	1,900,040
$51.61	$125.74	$53.82	$116.62
$51.58	$125.73	$53.82	$116.59
$251,758,992	$271,473,938	$88,715,879	$209,488,035
$50,541,331	$51,014,616	$28,874,253	$39,682,654
$49,507,312	$49,529,470	$28,115,938	$38,924,150

21

Statements of Operations
For the six months ended October 31, 2025
(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Investment income:
Unaffiliated dividend income	$5,609,791	$17,421,426	$45,561,087
Affiliated dividend income	16,807	438,236	147,513
Securities lending income, net	73,875	3,881,502	495
Foreign withholding tax	-	-	-
Total investment income	5,700,473	21,741,164	45,709,095
Expenses:
Unitary management fees	2,945,023	2,353,839	9,940,296
Less: Waivers	(400)	(438)	(3,529)
Net expenses	2,944,623	2,353,401	9,936,767
Net investment income	2,755,850	19,387,763	35,772,328
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,477,345)	(59,155,227)	(86,624,340)
Affiliated investment securities	12,624	555,315	(370)
In-kind redemptions	55,926,174	32,480,815	260,189,056
Net realized gain (loss)	54,461,453	(26,119,097)	173,564,346
Change in net unrealized appreciation of:
Unaffiliated investment securities	248,501,044	165,629,324	2,401,078,241
Affiliated investment securities	1,381	9,185,611	370
Change in net unrealized appreciation	248,502,425	174,814,935	2,401,078,611
Net realized and unrealized gain	302,963,878	148,695,838	2,574,642,957
Net increase in net assets resulting from operations	$305,719,728	$168,083,601	$2,610,415,285
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400®Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$847,729	$3,205,604	$378,539	$2,826,823
2,798	5,046	969	2,636
40,512	46,753	18,482	289,511
(3,124)	-	-	-
887,915	3,257,403	397,990	3,118,970

515,285	461,488	177,817	375,061
(68)	(121)	(23)	(63)
515,217	461,367	177,794	374,998
372,698	2,796,036	220,196	2,743,972

2,709,226	(1,490,230)	626,435	(4,343,602)
2,143	2,435	153	1,334
3,305,119	1,102,082	1,763,728	1,912,730
6,016,488	(385,713)	2,390,316	(2,429,538)

38,374,251	34,908,837	12,985,217	48,971,864
1,944	2,629	1,617	2,158
38,376,195	34,911,466	12,986,834	48,974,022
44,392,683	34,525,753	15,377,150	46,544,484
$44,765,381	$37,321,789	$15,597,346	$49,288,456

23

Statements of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)		Invesco S&P 500® Pure Value ETF (RPV)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income	$2,755,850	$4,496,520	$19,387,763	$42,845,800
Net realized gain (loss)	54,461,453	338,739,804	(26,119,097)	193,748,249
Change in net unrealized appreciation (depreciation)	248,502,425	(140,650,338)	174,814,935	(36,356,437)
Net increase (decrease) in net assets resulting from operations	305,719,728	202,585,986	168,083,601	200,237,612
Distributions to Shareholders from:
Distributable earnings	(2,806,203)	(4,461,943)	(19,205,429)	(41,551,692)
Shareholder Transactions:
Proceeds from shares sold	147,669,001	783,145,918	175,869,986	796,206,482
Value of shares repurchased	(239,766,524)	(1,024,773,054)	(234,911,158)	(1,705,666,420)
Net increase (decrease) in net assets resulting from share transactions	(92,097,523)	(241,627,136)	(59,041,172)	(909,459,938)
Net increase (decrease) in net assets	210,816,002	(43,503,093)	89,837,000	(750,774,018)
Net assets:
Beginning of period	1,473,057,709	1,516,560,802	1,276,120,306	2,026,894,324
End of period	$1,683,873,711	$1,473,057,709	$1,365,957,306	$1,276,120,306
Changes in Shares Outstanding:
Shares sold	3,300,000	18,820,000	1,870,000	8,950,000
Shares repurchased	(5,440,000)	(25,330,000)	(2,500,000)	(18,800,000)
Shares outstanding, beginning of period	37,541,495	44,051,495	14,422,836	24,272,836
Shares outstanding, end of period	35,401,495	37,541,495	13,792,836	14,422,836
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Top 50 ETF (XLG)		Invesco S&P Midcap 400® Pure Growth ETF (RFG)
Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025

$35,772,328	$55,319,285	$372,698	$1,584,359
173,564,346	861,729,917	6,016,488	21,062,010
2,401,078,611	(494,856,562)	38,376,195	(41,157,991)
2,610,415,285	422,192,640	44,765,381	(18,511,622)

(35,639,672)	(52,316,387)	(954,944)	(1,004,258)

1,438,843,289	5,820,944,698	505,092	13,866,830
(664,203,098)	(1,967,644,715)	(24,150,568)	(61,841,083)
774,640,191	3,853,299,983	(23,645,476)	(47,974,253)
3,349,415,804	4,223,176,236	20,164,961	(67,490,133)

8,180,847,173	3,957,670,937	271,433,804	338,923,937
$11,530,262,977	$8,180,847,173	$291,598,765	$271,433,804

26,980,000	122,300,000	10,000	280,000
(12,840,000)	(41,430,000)	(490,000)	(1,290,000)
178,427,850	97,557,850	6,130,105	7,140,105
192,567,850	178,427,850	5,650,105	6,130,105

25

Statements of Changes in Net Assets—(continued)
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco S&P MidCap 400® Pure Value ETF (RFV)		Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income	$2,796,036	$4,626,946	$220,196	$832,634
Net realized gain (loss)	(385,713)	24,556,800	2,390,316	8,150,902
Change in net unrealized appreciation (depreciation)	34,911,466	(25,009,384)	12,986,834	(8,884,439)
Net increase (decrease) in net assets resulting from operations	37,321,789	4,174,362	15,597,346	99,097
Distributions to Shareholders from:
Distributable earnings	(2,871,815)	(4,344,442)	(200,299)	(810,046)
Shareholder Transactions:
Proceeds from shares sold	24,276,869	92,869,200	2,713,555	18,003,825
Value of shares repurchased	(8,311,849)	(164,266,511)	(12,874,884)	(17,575,838)
Net increase (decrease) in net assets resulting from share transactions	15,965,020	(71,397,311)	(10,161,329)	427,987
Net increase (decrease) in net assets	50,414,994	(71,567,391)	5,235,718	(282,962)
Net assets:
Beginning of period	227,541,110	299,108,501	98,628,960	98,911,922
End of period	$277,956,104	$227,541,110	$103,864,678	$98,628,960
Changes in Shares Outstanding:
Shares sold	190,000	780,000	50,000	360,000
Shares repurchased	(70,000)	(1,400,000)	(260,000)	(360,000)
Shares outstanding, beginning of period	2,090,499	2,710,499	2,140,012	2,140,012
Shares outstanding, end of period	2,210,499	2,090,499	1,930,012	2,140,012
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Six Months Ended October 31, 2025	Year Ended April 30, 2025

$2,743,972	$3,281,226
(2,429,538)	13,033,870
48,974,022	(25,069,678)
49,288,456	(8,754,582)

(1,861,973)	(3,224,473)

5,908,609	105,512,263
(16,376,077)	(131,148,821)
(10,467,468)	(25,636,558)
36,959,015	(37,615,613)

184,627,050	222,242,663
$221,586,065	$184,627,050

50,000	960,000
(150,000)	(1,200,000)
2,000,040	2,240,040
1,900,040	2,000,040

27

Financial Highlights
Invesco S&P 500® Pure Growth ETF (RPG)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$39.24	$34.43	$30.48	$31.74	$34.53	$23.35
Net investment income(b)	0.08	0.11	0.30	0.37	0.02	0.07
Net realized and unrealized gain (loss) on investments	8.33	4.82	3.98	(1.26)	(2.81)	11.20
Total from investment operations	8.41	4.93	4.28	(0.89)	(2.79)	11.27
Distributions to shareholders from:
Net investment income	(0.08)	(0.12)	(0.33)	(0.37)	(0.00)(c)	(0.09)
Net asset value at end of period	$47.57	$39.24	$34.43	$30.48	$31.74	$34.53
Market price at end of period(d)	$47.58	$39.20	$34.43	$30.48	$31.75	$34.54
Net Asset Value Total Return(e)	21.45%	14.31%	14.15%	(2.74)%	(8.08)%	48.37%
Market Price Total Return(e)	21.59%	14.19%	14.17%	(2.77)%	(8.10)%	48.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,683,874	$1,473,058	$1,516,561	$1,954,046	$2,282,336	$2,650,386
Ratio to average net assets of:
Expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.33%(f)	0.29%	0.95%	1.20%	0.06%	0.23%
Portfolio turnover rate(g)	10%	64%	86%	78%	45%	56%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights—(continued)
Invesco S&P 500® Pure Value ETF (RPV)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$88.48	$83.50	$76.01	$81.61	$76.85	$45.75
Net investment income(a)	1.38	2.06	1.78	1.91	1.64	1.31
Net realized and unrealized gain (loss) on investments	10.54	5.01	7.70	(5.47)	4.51	31.03
Total from investment operations	11.92	7.07	9.48	(3.56)	6.15	32.34
Distributions to shareholders from:
Net investment income	(1.37)	(2.09)	(1.99)	(2.04)	(1.39)	(1.24)
Net asset value at end of period	$99.03	$88.48	$83.50	$76.01	$81.61	$76.85
Market price at end of period(b)	$99.05	$88.40	$83.53	$76.00	$81.60	$76.88
Net Asset Value Total Return(c)	13.54%	8.48%	12.63%	(4.31)%	8.13%	71.67%
Market Price Total Return(c)	13.66%	8.33%	12.69%	(4.31)%	8.06%	71.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,365,957	$1,276,120	$2,026,894	$2,719,154	$3,773,241	$2,238,854
Ratio to average net assets of:
Expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.88%(d)	2.32%	2.27%	2.42%	2.04%	2.16%
Portfolio turnover rate(e)	3%	42%	39%	45%	32%	46%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights—(continued)
Invesco S&P 500® Top 50 ETF (XLG)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$45.85	$40.57	$31.83	$31.41	$31.36	$22.23
Net investment income(b)	0.19	0.39	0.37	0.37	0.35	0.37
Net realized and unrealized gain on investments	14.03	5.25	8.73	0.42	0.05	9.11
Total from investment operations	14.22	5.64	9.10	0.79	0.40	9.48
Distributions to shareholders from:
Net investment income	(0.19)	(0.36)	(0.36)	(0.37)	(0.35)	(0.35)
Net asset value at end of period	$59.88	$45.85	$40.57	$31.83	$31.41	$31.36
Market price at end of period(c)	$59.90	$45.77	$40.57	$31.82	$31.38	$31.36
Net Asset Value Total Return(d)	31.02%	13.89%	28.69%	2.69%	1.21%	42.97%
Market Price Total Return(d)	31.30%	13.69%	28.73%	2.71%	1.12%	42.85%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$11,530,263	$8,180,847	$3,957,671	$2,193,386	$2,139,342	$1,812,843
Ratio to average net assets of:
Expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.72%(e)	0.82%	1.00%	1.24%	1.02%	1.36%
Portfolio turnover rate(f)	5%	3%	4%	5%	5%	5%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights—(continued)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$44.28	$47.47	$36.49	$37.33	$45.65	$26.40
Net investment income(b)	0.06	0.23	0.35	0.31	0.06	0.00 (c)
Net realized and unrealized gain (loss) on investments	7.43	(3.27)	10.99	(0.80)	(8.34)	19.32
Total from investment operations	7.49	(3.04)	11.34	(0.49)	(8.28)	19.32
Distributions to shareholders from:
Net investment income	(0.16)	(0.15)	(0.36)	(0.35)	(0.04)	(0.07)
Net asset value at end of period	$51.61	$44.28	$47.47	$36.49	$37.33	$45.65
Market price at end of period(d)	$51.58	$44.26	$47.46	$36.48	$37.30	$45.65
Net Asset Value Total Return(e)	16.95%	(6.46)%	31.21%	(1.27)%	(18.15)%	73.26%
Market Price Total Return(e)	16.93%	(6.48)%	31.23%	(1.18)%	(18.21)%	72.95%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$291,599	$271,434	$338,924	$244,509	$283,734	$403,991
Ratio to average net assets of:
Expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.25%(f)	0.49%	0.85%	0.84%	0.14%	0.01%
Portfolio turnover rate(g)	8%	77%	89%	81%	83%	73%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights—(continued)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$108.85	$110.35	$93.65	$89.82	$93.56	$46.79
Net investment income(a)	1.32	1.98	1.38	1.69	1.75	0.72
Net realized and unrealized gain (loss) on investments	16.94	(1.59)	16.77	3.98 (b)	(3.84)	47.07
Total from investment operations	18.26	0.39	18.15	5.67	(2.09)	47.79
Distributions to shareholders from:
Net investment income	(1.37)	(1.89)	(1.45)	(1.84)	(1.65)	(1.02)
Net asset value at end of period	$125.74	$108.85	$110.35	$93.65	$89.82	$93.56
Market price at end of period(c)	$125.73	$108.78	$110.40	$93.60	$89.63	$93.64
Net Asset Value Total Return(d)	16.80%	0.26%	19.45%	6.50%	(2.28)%	103.18%
Market Price Total Return(d)	16.87%	0.15%	19.57%	6.67%	(2.56)%	103.05%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$277,956	$227,541	$299,109	$250,105	$140,168	$163,779
Ratio to average net assets of:
Expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.12%(e)	1.68%	1.31%	1.82%	1.85%	1.07%
Portfolio turnover rate(f)	12%	50%	68%	57%	47%	65%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights—(continued)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$46.09	$46.22	$38.40	$41.35	$52.95	$29.27
Net investment income(b)	0.11	0.38	0.52	0.69 (c)	0.22	0.16
Net realized and unrealized gain (loss) on investments	7.72	(0.13)	7.91	(2.91)	(11.65)	23.68
Total from investment operations	7.83	0.25	8.43	(2.22)	(11.43)	23.84
Distributions to shareholders from:
Net investment income	(0.10)	(0.38)	(0.61)	(0.73)	(0.17)	(0.16)
Net asset value at end of period	$53.82	$46.09	$46.22	$38.40	$41.35	$52.95
Market price at end of period(d)	$53.82	$46.07	$46.25	$38.39	$41.29	$52.91
Net Asset Value Total Return(e)	16.99%	0.47%	22.08%	(5.36)%	(21.63)%	81.63%
Market Price Total Return(e)	17.04%	0.35%	22.17%	(5.26)%	(21.68)%	81.22%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$103,865	$98,629	$98,912	$87,552	$109,161	$138,188
Ratio to average net assets of:
Expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.43%(f)	0.77%	1.22%	1.72%(c)	0.43%	0.38%
Portfolio turnover rate(g)	6%	70%	81%	72%	80%	79%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.58 and 1.43%, respectively.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights—(continued)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$92.31	$99.21	$88.43	$91.58	$88.82	$43.07
Net investment income(a)	1.41	1.47	1.12	1.35	0.90	0.57
Net realized and unrealized gain (loss) on investments	23.86	(6.91)	10.88	(3.19)	2.75	45.63
Total from investment operations	25.27	(5.44)	12.00	(1.84)	3.65	46.20
Distributions to shareholders from:
Net investment income	(0.96)	(1.46)	(1.22)	(1.31)	(0.89)	(0.45)
Net asset value at end of period	$116.62	$92.31	$99.21	$88.43	$91.58	$88.82
Market price at end of period(b)	$116.59	$92.27	$99.27	$88.38	$91.61	$88.87
Net Asset Value Total Return(c)	27.42%	(5.65)%	13.62%	(1.92)%	4.10%	107.66%
Market Price Total Return(c)	27.44%	(5.75)%	13.75%	(2.02)%	4.08%	107.44%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$221,586	$184,627	$222,243	$270,608	$285,718	$337,507
Ratio to average net assets of:
Expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.56%(d)	1.38%	1.17%	1.50%	0.95%	0.86%
Portfolio turnover rate(e)	8%	73%	72%	62%	54%	74%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P 500® Pure Growth ETF (RPG)	"S&P 500® Pure Growth ETF"
Invesco S&P 500® Pure Value ETF (RPV)	"S&P 500® Pure Value ETF"
Invesco S&P 500® Top 50 ETF (XLG)	"S&P 500® Top 50 ETF"
Invesco S&P MidCap 400® Pure Growth ETF (RFG)	"S&P MidCap 400® Pure Growth ETF"
Invesco S&P MidCap 400® Pure Value ETF (RFV)	"S&P MidCap 400® Pure Value ETF"
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	"S&P SmallCap 600® Pure Growth ETF"
Invesco S&P SmallCap 600® Pure Value ETF (RZV)	"S&P SmallCap 600® Pure Value ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an Underlying Index):
Fund	Underlying Index
S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index
S&P 500® Pure Value ETF	S&P 500® Pure Value Index
S&P 500® Top 50 ETF	S&P 500® Top 50 Index
S&P MidCap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index
S&P MidCap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

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Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

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The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends

38

received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
S&P 500® Pure Growth ETF	$6,602
S&P 500® Pure Value ETF	77,197
S&P 500® Top 50 ETF	19
S&P MidCap 400® Pure Growth ETF	2,297
S&P MidCap 400® Pure Value ETF	3,762
S&P SmallCap 600® Pure Growth ETF	1,332
S&P SmallCap 600® Pure Value ETF	11,697

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Growth Investing Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value.

39

An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because S&P 500® Top 50 ETF is non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election

40

of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P 500® Pure Growth ETF	0.35%
S&P 500® Pure Value ETF	0.35%
S&P 500® Top 50 ETF	0.20%
S&P MidCap 400® Pure Growth ETF	0.35%
S&P MidCap 400® Pure Value ETF	0.35%
S&P SmallCap 600® Pure Growth ETF	0.35%
S&P SmallCap 600® Pure Value ETF	0.35%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended October 31, 2025, the Adviser waived fees for each Fund in the following amounts:
S&P 500® Pure Growth ETF	$400
S&P 500® Pure Value ETF	438
S&P 500® Top 50 ETF	3,529
S&P MidCap 400® Pure Growth ETF	68
S&P MidCap 400® Pure Value ETF	121
S&P SmallCap 600® Pure Growth ETF	23
S&P SmallCap 600® Pure Value ETF	63
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended October 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P 500® Pure Growth ETF	$6,937
S&P 500® Pure Value ETF	6,365
S&P 500® Top 50 ETF	11,463
S&P MidCap 400® Pure Growth ETF	2,357
S&P MidCap 400® Pure Value ETF	4,632
S&P SmallCap 600® Pure Growth ETF	1,742
S&P SmallCap 600® Pure Value ETF	4,927
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market

41

prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025, for each Fund (except for S&P 500® Top 50 ETF). As of October 31, 2025, all of the securities in S&P 500® Top 50 ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,683,985,894	$-	$-	$1,683,985,894
Money Market Funds	79,919	42,312,061	-	42,391,980
Total Investments	$1,684,065,813	$42,312,061	$-	$1,726,377,874
S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,365,038,598	$-	$-	$1,365,038,598
Money Market Funds	110,277	70,212,029	-	70,322,306
Total Investments	$1,365,148,875	$70,212,029	$-	$1,435,360,904
S&P MidCap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$291,357,638	$-	$-	$291,357,638
Money Market Funds	295,504	50,245,701	-	50,541,205
Total Investments	$291,653,142	$50,245,701	$-	$341,898,843
S&P MidCap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$277,673,014	$-	$-	$277,673,014
Money Market Funds	169,221	50,845,395	-	51,014,616
Total Investments	$277,842,235	$50,845,395	$-	$328,687,630
S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$103,823,137	$-	$0	$103,823,137
Money Market Funds	45,224	28,828,827	-	28,874,051
Total Investments	$103,868,361	$28,828,827	$0	$132,697,188
S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$221,378,224	$-	$-	$221,378,224
Money Market Funds	34,229	39,648,037	-	39,682,266
Total Investments	$221,412,453	$39,648,037	$-	$261,060,490
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

42

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Pure Growth ETF	$434,176,054	$333,741,074	$767,917,128
S&P 500® Pure Value ETF	316,511,937	452,859,469	769,371,406
S&P 500® Top 50 ETF	58,240,197	100,682,873	158,923,070
S&P MidCap 400® Pure Growth ETF	159,431,103	60,374,841	219,805,944
S&P MidCap 400® Pure Value ETF	47,369,016	41,275,997	88,645,013
S&P SmallCap 600® Pure Growth ETF	99,409,674	32,156,708	131,566,382
S&P SmallCap 600® Pure Value ETF	97,768,441	105,404,889	203,173,330

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended October 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P 500® Pure Growth ETF	$161,935,011	$162,056,332
S&P 500® Pure Value ETF	41,909,633	41,516,151
S&P 500® Top 50 ETF	538,616,491	536,954,664
S&P MidCap 400® Pure Growth ETF	23,454,345	24,257,228
S&P MidCap 400® Pure Value ETF	31,010,190	31,450,137
S&P SmallCap 600® Pure Growth ETF	5,650,789	5,590,633
S&P SmallCap 600® Pure Value ETF	16,975,412	16,064,575
For the six months ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P 500® Pure Growth ETF	$146,513,857	$238,051,963
S&P 500® Pure Value ETF	175,546,858	234,339,530
S&P 500® Top 50 ETF	1,431,426,610	661,758,215
S&P MidCap 400® Pure Growth ETF	504,826	24,073,066
S&P MidCap 400® Pure Value ETF	24,239,582	8,108,798
S&P SmallCap 600® Pure Growth ETF	2,710,300	12,874,789
S&P SmallCap 600® Pure Value ETF	5,889,016	16,302,679
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
S&P 500® Pure Growth ETF	$394,178,055	$(88,034,562)	$306,143,493	$1,420,234,381
S&P 500® Pure Value ETF	170,874,223	(157,008,097)	13,866,126	1,421,494,778
S&P 500® Top 50 ETF	2,836,125,881	(156,259,905)	2,679,865,976	8,847,413,167
S&P MidCap 400® Pure Growth ETF	60,608,151	(21,197,015)	39,411,136	302,487,707
S&P MidCap 400® Pure Value ETF	25,638,763	(21,035,963)	4,602,800	324,084,830
S&P SmallCap 600® Pure Growth ETF	24,156,753	(9,102,482)	15,054,271	117,642,917
S&P SmallCap 600® Pure Value ETF	39,351,403	(28,701,770)	10,649,633	250,410,857

43

NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

44

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

45

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SPS-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2025
PYZ	Invesco Dorsey Wright Basic Materials Momentum ETF
PEZ	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
PSL	Invesco Dorsey Wright Consumer Staples Momentum ETF
PXI	Invesco Dorsey Wright Energy Momentum ETF
PFI	Invesco Dorsey Wright Financial Momentum ETF
PTH	Invesco Dorsey Wright Healthcare Momentum ETF
PRN	Invesco Dorsey Wright Industrials Momentum ETF
PTF	Invesco Dorsey Wright Technology Momentum ETF
PUI	Invesco Dorsey Wright Utilities Momentum ETF
PNQI	Invesco NASDAQ Internet ETF

2

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Aerospace & Defense-7.84%
ATI, Inc.(b)	13,833	$1,369,052
Carpenter Technology Corp.	9,179	2,899,646
		4,268,698
Aluminum-4.31%
Alcoa Corp.	29,854	1,098,328
Century Aluminum Co.(b)	42,214	1,250,379
		2,348,707
Automotive Retail-1.31%
Valvoline, Inc.(b)	21,634	714,138
Coal & Consumable Fuels-4.73%
Uranium Energy Corp.(b)(c)	170,349	2,577,380
Commodity Chemicals-5.82%
Cabot Corp.	8,931	602,664
Hawkins, Inc.	8,085	1,146,858
Olin Corp.	30,796	637,477
PureCycle Technologies, Inc.(b)(c)	67,783	784,927
		3,171,926
Copper-1.72%
Freeport-McMoRan, Inc.	22,459	936,540
Diversified Chemicals-1.21%
Chemours Co. (The)	49,172	658,413
Diversified Metals & Mining-8.44%
Idaho Strategic Resources, Inc.(b)(c)	30,627	1,012,529
Materion Corp.	5,564	637,801
MP Materials Corp.(b)(c)	30,141	1,901,596
USA Rare Earth, Inc.(b)	53,615	1,042,812
		4,594,738
Fertilizers & Agricultural Chemicals-8.00%
CF Industries Holdings, Inc.	11,610	966,997
Corteva, Inc.	27,234	1,673,257
Mosaic Co. (The)	30,936	849,193
Scotts Miracle-Gro Co. (The)	16,192	866,596
		4,356,043
Forest Products-1.89%
Louisiana-Pacific Corp.	11,832	1,030,686
Gold-10.63%
Coeur Mining, Inc.(b)	123,220	2,115,687
Newmont Corp.	24,654	1,996,234
Royal Gold, Inc.	9,588	1,675,887
		5,787,808
Industrial Gases-4.45%
Air Products and Chemicals, Inc.	3,424	830,628
Linde PLC	3,807	1,592,468
		2,423,096
Industrial Machinery & Supplies & Components-1.44%
Worthington Enterprises, Inc.	13,992	784,811
Paper & Plastic Packaging Products & Materials-3.54%
Avery Dennison Corp.	6,052	1,058,434
International Paper Co.	22,523	870,289
		1,928,723
	Shares	Value
Paper Products-1.16%
Sylvamo Corp.	15,482	$628,569
Silver-4.66%
Hecla Mining Co.	197,181	2,537,720
Specialty Chemicals-20.52%
Albemarle Corp.	12,950	1,272,079
ASP Isotopes, Inc.(b)(c)	100,523	1,018,298
Ecolab, Inc.	4,193	1,075,085
Ecovyst, Inc.(b)	86,207	706,035
Element Solutions, Inc.	45,131	1,205,900
Ingevity Corp.(b)	14,886	799,676
NewMarket Corp.	1,580	1,213,282
Perimeter Solutions, Inc.(b)	41,387	973,008
Quaker Chemical Corp.(c)	4,607	639,866
RPM International, Inc.	11,206	1,224,592
Sensient Technologies Corp.	11,136	1,050,014
		11,177,835
Steel-8.28%
Cleveland-Cliffs, Inc.(b)	104,214	1,295,380
Commercial Metals Co.	12,846	762,539
Reliance, Inc.	4,686	1,323,467
Steel Dynamics, Inc.	7,204	1,129,587
		4,510,973
Total Common Stocks & Other Equity Interests (Cost $40,799,988)		54,436,804
Money Market Funds-0.28%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $151,828)	151,828	151,828
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.23% (Cost $40,951,816)		54,588,632
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.98%
Invesco Private Government Fund, 4.13%(d)(e)(f)	1,658,774	1,658,774
Invesco Private Prime Fund, 4.30%(d)(e)(f)	4,320,367	4,321,663
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,980,608)		5,980,437
TOTAL INVESTMENTS IN SECURITIES-111.21% (Cost $46,932,424)		60,569,069
OTHER ASSETS LESS LIABILITIES-(11.21)%		(6,103,720)
NET ASSETS-100.00%		$54,465,349
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$130,424	$505,619	$(484,215)	$-	$-	$151,828	$3,058
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,023,918	20,254,530	(20,619,674)	-	-	1,658,774	58,748 *
Invesco Private Prime Fund	5,262,219	47,830,715	(48,772,162)	(65)	956	4,321,663	158,600 *
Total	$7,416,561	$68,590,864	$(69,876,051)	$(65)	$956	$6,132,265	$220,406

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Advertising-1.30%
Magnite, Inc.(b)(c)	35,200	$629,376
Apparel Retail-8.00%
Boot Barn Holdings, Inc.(b)	4,697	890,786
Buckle, Inc. (The)	18,134	993,743
RealReal, Inc. (The)(b)(c)	79,127	966,141
Urban Outfitters, Inc.(b)	15,725	1,015,992
		3,866,662
Apparel, Accessories & Luxury Goods-7.36%
Ralph Lauren Corp.	5,383	1,720,730
Tapestry, Inc.	16,726	1,836,849
		3,557,579
Automobile Manufacturers-2.88%
Tesla, Inc.(b)	3,043	1,389,312
Automotive Parts & Equipment-6.77%
Dana, Inc.	44,011	893,423
QuantumScape Corp.(b)(c)	129,029	2,379,295
		3,272,718
Automotive Retail-5.72%
Carvana Co.(b)	5,695	1,745,745
Group 1 Automotive, Inc.	2,566	1,020,088
		2,765,833
Broadline Retail-9.01%
Amazon.com, Inc.(b)	7,573	1,849,478
Dillard’s, Inc., Class A(c)	2,030	1,218,162
Ollie’s Bargain Outlet Holdings, Inc.(b)	10,649	1,286,506
		4,354,146
Cable & Satellite-3.68%
EchoStar Corp., Class A(b)(c)	23,766	1,779,360
Casinos & Gaming-1.85%
Rush Street Interactive, Inc.(b)	52,777	895,098
Consumer Electronics-2.19%
Garmin Ltd.	4,939	1,056,650
Diversified Support Services-1.12%
OPENLANE, Inc.(b)	20,398	538,915
Footwear-1.58%
Wolverine World Wide, Inc.	33,586	762,402
Home Furnishings-3.55%
Somnigroup International, Inc.(c)	21,621	1,715,410
Homebuilding-2.09%
Installed Building Products, Inc.(c)	4,063	1,008,559
Homefurnishing Retail-7.77%
Bed Bath & Beyond, Inc.(b)	66,462	512,422
Wayfair, Inc., Class A(b)(c)	18,149	1,878,603
Williams-Sonoma, Inc.	7,007	1,361,740
		3,752,765
Hotels, Resorts & Cruise Lines-11.04%
Booking Holdings, Inc.	241	1,223,735
	Shares	Value
Hotels, Resorts & Cruise Lines-(continued)
Expedia Group, Inc.	4,876	$1,072,720
Hilton Worldwide Holdings, Inc.	4,740	1,217,990
Royal Caribbean Cruises Ltd.	6,338	1,817,929
		5,332,374
Movies & Entertainment-9.29%
Liberty Media Corp.-Liberty Formula One(b)	8,447	843,433
Live Nation Entertainment, Inc.(b)(c)	7,782	1,163,643
Sphere Entertainment Co.(b)(c)	13,361	914,961
Warner Bros. Discovery, Inc.(b)	69,854	1,568,222
		4,490,259
Other Specialty Retail-6.84%
Build-A-Bear Workshop, Inc.(c)	9,386	508,909
Five Below, Inc.(b)	8,274	1,301,252
National Vision Holdings, Inc.(b)(c)	35,731	920,073
Warby Parker, Inc., Class A(b)(c)	29,409	576,123
		3,306,357
Passenger Airlines-2.46%
United Airlines Holdings, Inc.(b)	12,637	1,188,384
Restaurants-3.74%
DoorDash, Inc., Class A(b)	7,100	1,806,027
Specialized Consumer Services-1.74%
Frontdoor, Inc.(b)	12,686	842,731
Total Common Stocks & Other Equity Interests (Cost $45,687,720)		48,310,917
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $123,681)	123,681	123,681
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $45,811,401)		48,434,598
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.44%
Invesco Private Government Fund, 4.13%(d)(e)(f)	3,410,474	3,410,474
Invesco Private Prime Fund, 4.30%(d)(e)(f)	8,879,254	8,881,918
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,292,604)		12,292,392
TOTAL INVESTMENTS IN SECURITIES-125.68% (Cost $58,104,005)		60,726,990
OTHER ASSETS LESS LIABILITIES-(25.68)%		(12,408,717)
NET ASSETS-100.00%		$48,318,273
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$136,511	$300,348	$(313,178)	$-	$-	$123,681	$2,590
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,487,712	16,685,425	(17,762,663)	-	-	3,410,474	30,094 *
Invesco Private Prime Fund	7,998,580	31,864,770	(30,981,415)	20	(37)	8,881,918	84,640 *
Total	$12,622,803	$48,850,543	$(49,057,256)	$20	$(37)	$12,416,073	$117,324

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Agricultural Products & Services-3.42%
Archer-Daniels-Midland Co.	34,618	$2,095,427
Ingredion, Inc.	7,424	856,804
		2,952,231
Brewers-0.89%
Boston Beer Co., Inc. (The), Class A(b)	3,714	768,761
Consumer Finance-1.43%
EZCORP, Inc., Class A(b)(c)	67,731	1,236,091
Consumer Staples Merchandise Retail-8.56%
BJ’s Wholesale Club Holdings, Inc.(b)	25,676	2,266,164
Costco Wholesale Corp.	5,634	5,135,109
		7,401,273
Education Services-11.93%
Adtalem Global Education, Inc.(b)	16,638	1,630,857
Bright Horizons Family Solutions, Inc.(b)(c)	8,896	971,710
Grand Canyon Education, Inc.(b)	8,447	1,590,570
Laureate Education, Inc., Class A(b)	75,350	2,187,411
Perdoceo Education Corp.	35,169	1,116,967
Strategic Education, Inc.	8,717	662,318
Stride, Inc.(b)(c)	14,064	956,915
Universal Technical Institute, Inc.(b)(c)	40,313	1,198,102
		10,314,850
Food Distributors-12.93%
Andersons, Inc. (The)	16,535	765,736
Chefs’ Warehouse, Inc. (The)(b)	27,512	1,623,208
Performance Food Group Co.(b)	31,176	3,015,966
Sysco Corp.	14,453	1,073,569
United Natural Foods, Inc.(b)	42,283	1,591,955
US Foods Holding Corp.(b)	42,752	3,104,650
		11,175,084
Food Retail-11.02%
Casey’s General Stores, Inc.	10,342	5,307,411
Grocery Outlet Holding Corp.(b)(c)	81,675	1,111,597
Kroger Co. (The)	48,816	3,106,162
		9,525,170
Household Products-9.63%
Church & Dwight Co., Inc.	55,380	4,856,272
Energizer Holdings, Inc.(c)	31,386	729,097
Procter & Gamble Co. (The)	18,217	2,739,290
		8,324,659
Packaged Foods & Meats-8.18%
Cal-Maine Foods, Inc.	18,245	1,601,911
Hershey Co. (The)(c)	6,575	1,115,317
Lamb Weston Holdings, Inc.	14,763	911,320
Marzetti Co. (The)	3,791	594,391
Post Holdings, Inc.(b)(c)	12,697	1,319,599
Vital Farms, Inc.(b)(c)	46,426	1,525,094
		7,067,632
	Shares	Value
Personal Care Products-7.62%
e.l.f. Beauty, Inc.(b)	26,843	$3,278,604
Estee Lauder Cos., Inc. (The), Class A	27,583	2,667,000
Herbalife Ltd.(b)(c)	80,081	640,648
		6,586,252
Soft Drinks & Non-alcoholic Beverages-12.81%
Celsius Holdings, Inc.(b)	62,142	3,742,813
Coca-Cola Co. (The)	17,603	1,212,847
Coca-Cola Consolidated, Inc.	14,670	1,912,675
Monster Beverage Corp.(b)	35,892	2,398,662
Primo Brands Corp.	82,050	1,802,638
		11,069,635
Specialized Consumer Services-2.90%
Service Corp. International	30,052	2,509,643
Tobacco-8.57%
Altria Group, Inc.	41,896	2,362,097
Philip Morris International, Inc.	18,134	2,617,280
Turning Point Brands, Inc.(c)	20,197	1,815,710
Universal Corp.	12,080	612,214
		7,407,301
Total Common Stocks & Other Equity Interests (Cost $76,654,093)		86,338,582
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $194,861)	194,861	194,861
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $76,848,954)		86,533,443
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.07%
Invesco Private Government Fund, 4.13%(d)(e)(f)	2,409,232	2,409,232
Invesco Private Prime Fund, 4.30%(d)(e)(f)	6,291,140	6,293,027
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,702,493)		8,702,259
TOTAL INVESTMENTS IN SECURITIES-110.18% (Cost $85,551,447)		95,235,702
OTHER ASSETS LESS LIABILITIES-(10.18)%		(8,801,436)
NET ASSETS-100.00%		$86,434,266
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$208,916	$916,276	$(930,331)	$-	$-	$194,861	$3,567
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,827,252	25,086,911	(27,504,931)	-	-	2,409,232	64,583 *
Invesco Private Prime Fund	12,565,489	54,896,784	(61,170,010)	61	703	6,293,027	173,848 *
Total	$17,601,657	$80,899,971	$(89,605,272)	$61	$703	$8,897,120	$241,998

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dorsey Wright Energy Momentum ETF (PXI)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Coal & Consumable Fuels-11.64%
Centrus Energy Corp., Class A(b)(c)	9,513	$3,495,647
Hallador Energy Co.(b)(c)	20,519	443,826
Peabody Energy Corp.(c)	40,935	1,122,438
		5,061,911
Integrated Oil & Gas-6.87%
Chevron Corp.	6,375	1,005,465
Exxon Mobil Corp.	11,375	1,300,845
Occidental Petroleum Corp.	16,561	682,313
		2,988,623
Oil & Gas Drilling-2.23%
Seadrill Ltd. (Norway)(b)(c)	14,431	455,443
Valaris Ltd.(b)(c)	9,193	515,911
		971,354
Oil & Gas Equipment & Services-10.84%
Archrock, Inc.	34,145	862,844
Baker Hughes Co., Class A	19,147	926,906
Kodiak Gas Services, Inc.	17,422	642,524
Tidewater, Inc.(b)(c)	19,402	981,547
Weatherford International PLC	17,696	1,304,018
		4,717,839
Oil & Gas Exploration & Production-21.32%
California Resources Corp.	13,061	616,087
CNX Resources Corp.(b)(c)	28,008	942,749
Comstock Resources, Inc.(b)(c)	34,817	652,819
ConocoPhillips	11,159	991,589
Devon Energy Corp.	26,152	849,678
Diamondback Energy, Inc.	8,008	1,146,666
EOG Resources, Inc.	9,650	1,021,356
Gulfport Energy Corp.(b)	3,870	719,859
Magnolia Oil & Gas Corp., Class A	23,947	537,850
Permian Resources Corp.	67,291	845,175
PrimeEnergy Resources Corp.(b)(c)	2,356	318,625
Viper Energy, Inc., Class A	16,827	632,022
		9,274,475
Oil & Gas Refining & Marketing-22.58%
Calumet, Inc.(b)(c)	26,506	518,457
CVR Energy, Inc.(b)	16,742	595,848
Delek US Holdings, Inc.	31,813	1,201,259
Green Plains, Inc.(b)	49,411	507,945
HF Sinclair Corp.	16,111	831,328
Marathon Petroleum Corp.	12,881	2,510,636
Par Pacific Holdings, Inc.(b)	19,586	783,048
PBF Energy, Inc., Class A	18,060	617,110
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Phillips 66 Co.	5,750	$782,805
Valero Energy Corp.	8,699	1,475,002
		9,823,438
Oil & Gas Storage & Transportation-20.86%
Antero Midstream Corp.	50,558	872,125
Cheniere Energy, Inc.	5,980	1,267,760
DT Midstream, Inc.	9,105	996,906
Kinder Morgan, Inc.	53,687	1,406,063
Kinetik Holdings, Inc., Class A(c)	11,488	442,403
Targa Resources Corp.	15,398	2,371,908
Williams Cos., Inc. (The)	29,684	1,717,813
		9,074,978
Steel-3.58%
Alpha Metallurgical Resources, Inc.(b)(c)	2,956	512,157
Ramaco Resources, Inc., Class A(b)	34,453	1,045,993
		1,558,150
Total Common Stocks & Other Equity Interests (Cost $37,635,947)		43,470,768
Money Market Funds-0.34%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $146,215)	146,215	146,215
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.26% (Cost $37,782,162)		43,616,983
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.39%
Invesco Private Government Fund, 4.13%(d)(e)(f)	2,468,120	2,468,120
Invesco Private Prime Fund, 4.30%(d)(e)(f)	6,401,616	6,403,536
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,871,710)		8,871,656
TOTAL INVESTMENTS IN SECURITIES-120.65% (Cost $46,653,872)		52,488,639
OTHER ASSETS LESS LIABILITIES-(20.65)%		(8,984,345)
NET ASSETS-100.00%		$43,504,294

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dorsey Wright Energy Momentum ETF (PXI)—(continued)
October 31, 2025
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$156,950	$910,617	$(921,352)	$-	$-	$146,215	$2,866
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,734,661	19,554,073	(19,820,614)	-	-	2,468,120	48,287 *
Invesco Private Prime Fund	7,109,338	41,908,276	(42,614,299)	(54)	275	6,403,536	130,970 *
Total	$10,000,949	$62,372,966	$(63,356,265)	$(54)	$275	$9,017,871	$182,123

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dorsey Wright Financial Momentum ETF (PFI)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Asset Management & Custody Banks-17.46%
Acadian Asset Management, Inc.	17,423	$838,046
Ares Management Corp., Class A	14,013	2,083,873
BlackRock, Inc.	1,234	1,336,188
Blackstone, Inc., Class A	12,369	1,813,790
KKR & Co., Inc., Class A	15,996	1,892,807
Victory Capital Holdings, Inc., Class A(b)	22,925	1,427,540
WisdomTree, Inc.(b)	80,753	965,806
		10,358,050
Commercial & Residential Mortgage Finance-1.29%
loanDepot, Inc., Class A(b)(c)	252,769	763,362
Consumer Finance-18.89%
American Express Co.	5,679	2,048,586
Capital One Financial Corp.	6,437	1,416,076
Enova International, Inc.(c)	11,883	1,420,850
LendingClub Corp.(c)	61,761	1,074,024
LendingTree, Inc.(c)	11,666	746,624
OneMain Holdings, Inc.	18,497	1,094,837
SoFi Technologies, Inc.(b)(c)	69,988	2,077,244
Synchrony Financial	17,842	1,327,088
		11,205,329
Diversified Banks-9.14%
Bank of America Corp.	27,849	1,488,529
JPMorgan Chase & Co.	8,006	2,490,827
Wells Fargo & Co.	16,551	1,439,440
		5,418,796
Diversified Financial Services-2.20%
Equitable Holdings, Inc.	26,402	1,304,259
Financial Exchanges & Data-2.02%
Intercontinental Exchange, Inc.	8,178	1,196,360
Health Care REITs-4.63%
American Healthcare REIT, Inc.	27,519	1,247,161
Welltower, Inc.	8,289	1,500,641
		2,747,802
Investment Banking & Brokerage-24.94%
Evercore, Inc., Class A	5,800	1,708,448
Goldman Sachs Group, Inc. (The)	1,896	1,496,646
Houlihan Lokey, Inc.	6,742	1,207,357
Interactive Brokers Group, Inc., Class A	28,295	1,990,836
Jefferies Financial Group, Inc.	16,656	879,937
Piper Sandler Cos.	4,076	1,301,304
PJT Partners, Inc., Class A	5,868	945,394
Raymond James Financial, Inc.	10,417	1,652,865
Robinhood Markets, Inc., Class A(c)	24,598	3,610,494
		14,793,281
	Shares	Value
Property & Casualty Insurance-1.99%
HCI Group, Inc.	5,793	$1,181,830
Real Estate Services-3.66%
CBRE Group, Inc., Class A(c)	8,868	1,351,749
Newmark Group, Inc., Class A	45,824	817,042
		2,168,791
Regional Banks-3.09%
Bancorp, Inc. (The)(c)	15,101	987,152
Coastal Financial Corp.(c)	7,914	842,841
		1,829,993
Retail REITs-2.36%
Simon Property Group, Inc.	7,978	1,402,213
Transaction & Payment Processing Services-8.29%
Affirm Holdings, Inc.(c)	16,505	1,186,379
Mastercard, Inc., Class A	5,292	2,921,131
Paymentus Holdings, Inc., Class A(b)(c)	28,213	806,892
		4,914,402
Total Common Stocks & Other Equity Interests (Cost $54,202,455)		59,284,468
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $141,577)	141,577	141,577
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $54,344,032)		59,426,045
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.84%
Invesco Private Government Fund, 4.13%(d)(e)(f)	1,463,185	1,463,185
Invesco Private Prime Fund, 4.30%(d)(e)(f)	3,776,952	3,778,085
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,241,383)		5,241,270
TOTAL INVESTMENTS IN SECURITIES-109.04% (Cost $59,585,415)		64,667,315
OTHER ASSETS LESS LIABILITIES-(9.04)%		(5,360,511)
NET ASSETS-100.00%		$59,306,804

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dorsey Wright Financial Momentum ETF (PFI)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$111,055	$596,298	$(565,776)	$-	$-	$141,577	$2,824
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,434,044	20,874,191	(20,845,050)	-	-	1,463,185	35,266 *
Invesco Private Prime Fund	3,740,392	43,519,729	(43,483,009)	(23)	996	3,778,085	96,492 *
Total	$5,285,491	$64,990,218	$(64,893,835)	$(23)	$996	$5,382,847	$134,582

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Biotechnology-47.32%
Alnylam Pharmaceuticals, Inc.(b)	6,571	$2,996,639
Arcutis Biotherapeutics, Inc.(b)	72,751	1,841,328
Arrowhead Pharmaceuticals, Inc.(b)(c)	45,744	1,939,088
BridgeBio Pharma, Inc.(b)(c)	42,662	2,672,348
Celcuity, Inc.(b)	44,670	3,446,737
Cidara Therapeutics, Inc.(b)	36,059	3,939,085
Dianthus Therapeutics, Inc.(b)(c)	17,545	613,724
Ideaya Biosciences, Inc.(b)(c)	26,639	848,719
Insmed, Inc.(b)	30,433	5,770,097
Intellia Therapeutics, Inc.(b)(c)	77,121	973,267
Ionis Pharmaceuticals, Inc.(b)	35,565	2,642,479
Kymera Therapeutics, Inc.(b)	23,430	1,448,911
LENZ Therapeutics, Inc.(b)(c)	15,286	454,300
Madrigal Pharmaceuticals, Inc.(b)(c)	6,240	2,613,936
Merus N.V. (Netherlands)(b)	15,153	1,437,414
Mineralys Therapeutics, Inc.(b)	59,037	2,412,252
Mirum Pharmaceuticals, Inc.(b)(c)	21,506	1,562,411
Natera, Inc.(b)	19,930	3,964,675
Prime Medicine, Inc.(b)(c)	155,243	766,900
Protagonist Therapeutics, Inc.(b)	30,422	2,391,778
PTC Therapeutics, Inc.(b)	24,766	1,691,765
Rhythm Pharmaceuticals, Inc.(b)	14,084	1,602,196
Stoke Therapeutics, Inc.(b)(c)	31,237	938,360
Tango Therapeutics, Inc.(b)(c)	120,506	977,304
Travere Therapeutics, Inc.(b)	86,678	3,047,598
Verastem, Inc.(b)(c)	68,285	645,293
		53,638,604
Health Care Equipment-10.67%
Alphatec Holdings, Inc.(b)(c)	110,518	2,098,737
Artivion, Inc.(b)	17,307	785,218
Axogen, Inc.(b)	44,817	995,834
Beta Bionics, Inc.(b)(c)	28,907	786,848
Boston Scientific Corp.(b)	39,500	3,978,440
iRhythm Technologies, Inc.(b)	9,491	1,777,664
ResMed, Inc.	6,753	1,667,181
		12,089,922
Health Care Facilities-6.37%
Encompass Health Corp.	10,665	1,214,210
Ensign Group, Inc. (The)	10,601	1,909,240
Tenet Healthcare Corp.(b)	19,819	4,092,426
		7,215,876
Health Care Services-12.36%
BrightSpring Health Services, Inc.(b)	62,489	2,065,262
GeneDx Holdings Corp.(b)(c)	8,853	1,212,064
Guardant Health, Inc.(b)	52,259	4,861,132
Hims & Hers Health, Inc.(b)(c)	82,800	3,764,088
RadNet, Inc.(b)	27,810	2,113,282
		14,015,828
	Shares	Value
Health Care Technology-2.37%
Doximity, Inc., Class A(b)	40,757	$2,689,962
Life Sciences Tools & Services-5.01%
Medpace Holdings, Inc.(b)	9,719	5,684,740
Managed Health Care-1.62%
Alignment Healthcare, Inc.(b)	108,666	1,832,109
Pharmaceuticals-14.24%
Amneal Pharmaceuticals, Inc.(b)	93,721	1,014,061
Amylyx Pharmaceuticals, Inc.(b)	76,302	1,062,887
ANI Pharmaceuticals, Inc.(b)	11,082	1,004,029
Harrow, Inc.(b)(c)	18,528	699,803
Ligand Pharmaceuticals, Inc.(b)	8,819	1,687,163
Liquidia Corp.(b)(c)	45,312	1,103,800
Nektar Therapeutics(b)	72,083	4,680,349
Ocular Therapeutix, Inc.(b)	70,171	818,194
Phathom Pharmaceuticals, Inc.(b)	69,553	942,443
Phibro Animal Health Corp., Class A	18,581	781,517
Trevi Therapeutics, Inc.(b)	114,623	1,336,504
Xeris Biopharma Holdings, Inc.(b)	104,302	1,011,730
		16,142,480
Total Common Stocks & Other Equity Interests (Cost $93,239,879)		113,309,521
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $241,946)	241,946	241,946
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $93,481,825)		113,551,467
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.45%
Invesco Private Government Fund, 4.13%(d)(e)(f)	4,551,406	4,551,406
Invesco Private Prime Fund, 4.30%(d)(e)(f)	11,828,375	11,831,924
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,383,330)		16,383,330
TOTAL INVESTMENTS IN SECURITIES-114.62% (Cost $109,865,155)		129,934,797
OTHER ASSETS LESS LIABILITIES-(14.62)%		(16,577,733)
NET ASSETS-100.00%		$113,357,064
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$249,261	$447,976	$(455,291)	$-	$-	$241,946	$4,217
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,815,269	27,025,107	(32,288,970)	-	-	4,551,406	147,216 *
Invesco Private Prime Fund	25,531,198	59,967,428	(73,668,112)	1,780	(370)	11,831,924	397,186 *
Total	$35,595,728	$87,440,511	$(106,412,373)	$1,780	$(370)	$16,625,276	$548,619

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Dorsey Wright Industrials Momentum ETF (PRN)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aerospace & Defense-24.56%
Axon Enterprise, Inc.(b)	16,551	$12,119,138
Curtiss-Wright Corp.	16,526	9,845,034
General Electric Co.	34,047	10,518,821
HEICO Corp.	38,042	12,088,606
Howmet Aerospace, Inc.	63,172	13,010,273
Kratos Defense & Security Solutions, Inc.(b)(c)	166,848	15,116,429
Leonardo DRS, Inc.	148,035	5,412,160
Rocket Lab Corp.(b)(c)	324,062	20,409,425
		98,519,886
Building Products-3.66%
Trane Technologies PLC	32,755	14,695,531
Cargo Ground Transportation-1.41%
Ryder System, Inc.	33,327	5,639,928
Construction & Engineering-27.11%
Ameresco, Inc., Class A(b)(c)	147,179	5,816,514
API Group Corp.(b)(c)	288,226	10,612,481
Comfort Systems USA, Inc.	19,930	19,244,009
Construction Partners, Inc., Class A(b)(c)	51,028	5,835,052
EMCOR Group, Inc.	19,131	12,928,347
Granite Construction, Inc.(c)	63,341	6,518,422
MasTec, Inc.(b)	40,898	8,349,736
Primoris Services Corp.	55,323	7,829,311
Quanta Services, Inc.	30,013	13,479,739
Sterling Infrastructure, Inc.(b)	24,190	9,141,401
Tutor Perini Corp.(b)	133,399	8,985,757
		108,740,769
Construction Machinery & Heavy Transportation Equipment-8.09%
Blue Bird Corp.(b)(c)	121,383	6,064,295
Caterpillar, Inc.	17,811	10,281,578
Cummins, Inc.	22,491	9,843,861
REV Group, Inc.	122,101	6,260,118
		32,449,852
Construction Materials-1.18%
United States Lime & Minerals, Inc.	40,272	4,720,684
Diversified Support Services-1.89%
VSE Corp.	41,913	7,572,841
Electrical Components & Equipment-4.18%
American Superconductor Corp.(b)	93,719	5,550,976
Amprius Technologies, Inc.(b)	795,797	11,212,780
		16,763,756
Electronic Components-1.48%
Bel Fuse, Inc., Class B(c)	38,651	5,951,867
Electronic Manufacturing Services-5.56%
Jabil, Inc.	50,465	11,147,214
TTM Technologies, Inc.(b)	166,240	11,171,328
		22,318,542
	Shares	Value
Heavy Electrical Equipment-5.98%
Bloom Energy Corp., Class A(b)(c)	138,499	$18,304,028
Power Solutions International, Inc.(b)(c)	66,481	5,692,103
		23,996,131
Industrial Machinery & Supplies & Components-4.74%
Parker-Hannifin Corp.	15,865	12,260,948
SPX Technologies, Inc.(b)	30,155	6,751,403
		19,012,351
Life Sciences Tools & Services-1.68%
Adaptive Biotechnologies Corp.(b)(c)	388,548	6,745,193
Office Services & Supplies-1.24%
Pitney Bowes, Inc.(c)	502,898	4,968,632
Research & Consulting Services-1.82%
Planet Labs PBC(b)(c)	543,508	7,310,183
Trading Companies & Distributors-5.40%
DXP Enterprises, Inc.(b)	39,764	4,757,762
United Rentals, Inc.	12,432	10,830,510
Xometry, Inc., Class A(b)(c)	125,216	6,096,767
		21,685,039
Total Common Stocks & Other Equity Interests (Cost $315,168,500)		401,091,185
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $451,787)	451,787	451,787
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $315,620,287)		401,542,972
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.97%
Invesco Private Government Fund, 4.13%(d)(e)(f)	16,610,269	16,610,269
Invesco Private Prime Fund, 4.30%(d)(e)(f)	43,411,774	43,424,798
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,036,076)		60,035,067
TOTAL INVESTMENTS IN SECURITIES-115.06% (Cost $375,656,363)		461,578,039
OTHER ASSETS LESS LIABILITIES-(15.06)%		(60,419,640)
NET ASSETS-100.00%		$401,158,399
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Dorsey Wright Industrials Momentum ETF (PRN)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$576,679	$2,238,262	$(2,363,154)	$-	$-	$451,787	$9,745
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,440,781	96,250,112	(99,080,624)	-	-	16,610,269	312,436 *
Invesco Private Prime Fund	50,461,913	227,650,943	(234,693,112)	(154)	5,208	43,424,798	844,244 *
Total	$70,479,373	$326,139,317	$(336,136,890)	$(154)	$5,208	$60,486,854	$1,166,425

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Dorsey Wright Technology Momentum ETF (PTF)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Application Software-23.14%
Bitmine Immersion Technologies, Inc.(b)	317,515	$14,812,075
Cadence Design Systems, Inc.(b)	34,567	11,707,497
Cipher Mining, Inc.(b)(c)	973,813	18,161,612
InterDigital, Inc.(c)	24,112	8,727,580
Life360, Inc.(b)(c)	74,368	7,340,865
Porch Group, Inc.(b)(c)	577,289	8,688,199
SoundHound AI, Inc., Class A(b)(c)	676,119	11,913,217
Terawulf, Inc.(b)(c)	966,973	14,988,082
		96,339,127
Communications Equipment-17.75%
Arista Networks, Inc.(b)	87,630	13,818,375
Ciena Corp.(b)(c)	66,977	12,720,272
CommScope Holding Co., Inc.(b)	680,816	11,778,117
Lumentum Holdings, Inc.(b)(c)	59,749	12,043,008
Ondas Holdings, Inc.(b)(c)	2,102,165	13,537,943
Viasat, Inc.(b)(c)	251,582	10,017,995
		73,915,710
Electronic Equipment & Instruments-3.08%
Evolv Technologies Holdings, Inc.(b)(c)	780,275	6,039,329
nLight, Inc.(b)(c)	204,829	6,761,405
		12,800,734
Interactive Home Entertainment-2.15%
Roblox Corp., Class A(b)	78,733	8,953,517
Interactive Media & Services-4.71%
Meta Platforms, Inc., Class A	14,527	9,418,580
Reddit, Inc., Class A(b)	48,829	10,202,820
		19,621,400
Internet Services & Infrastructure-2.72%
Cloudflare, Inc., Class A(b)	44,722	11,328,083
Real Estate Services-3.72%
Opendoor Technologies, Inc.(b)(c)	1,993,793	15,491,772
Semiconductor Materials & Equipment-7.78%
Aehr Test Systems(b)(c)	254,523	6,615,053
KLA Corp.(c)	11,914	14,400,928
Lam Research Corp.	72,355	11,393,018
		32,408,999
Semiconductors-19.14%
Broadcom, Inc.	42,914	15,862,302
Credo Technology Group Holding Ltd.(b)	61,550	11,548,011
	Shares	Value
Semiconductors-(continued)
NVIDIA Corp.	117,112	$23,714,009
Rigetti Computing, Inc.(b)	431,250	19,091,437
SiTime Corp.(b)	32,686	9,467,173
		79,682,932
Systems Software-1.92%
Oracle Corp.	30,440	7,993,848
Technology Hardware, Storage & Peripherals-13.90%
CompoSecure, Inc., Class A(b)	335,755	6,668,094
IonQ, Inc.(b)(c)	144,409	9,008,234
Sandisk Corp.(b)(c)	92,728	18,483,472
Seagate Technology Holdings PLC	42,861	10,967,273
Western Digital Corp.(c)	84,778	12,734,503
		57,861,576
Total Common Stocks & Other Equity Interests (Cost $348,871,979)		416,397,698
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $365,058)	365,058	365,058
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $349,237,037)		416,762,756
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.81%
Invesco Private Government Fund, 4.13%(d)(e)(f)	35,595,415	35,595,415
Invesco Private Prime Fund, 4.30%(d)(e)(f)	92,641,270	92,669,062
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $128,265,937)		128,264,477
TOTAL INVESTMENTS IN SECURITIES-130.91% (Cost $477,502,974)		545,027,233
OTHER ASSETS LESS LIABILITIES-(30.91)%		(128,677,020)
NET ASSETS-100.00%		$416,350,213

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Dorsey Wright Technology Momentum ETF (PTF)—(continued)
October 31, 2025
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$285,703	$4,131,980	$(4,052,625)	$-	$-	$365,058	$8,355
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,989,874	183,454,603	(164,849,062)	-	-	35,595,415	407,746 *
Invesco Private Prime Fund	44,155,951	326,762,670	(278,252,337)	341	2,437	92,669,062	1,124,809 *
Total	$61,431,528	$514,349,253	$(447,154,024)	$341	$2,437	$128,629,535	$1,540,910

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Dorsey Wright Utilities Momentum ETF (PUI)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Alternative Carriers-4.08%
Lumen Technologies, Inc.(b)	213,139	$2,191,069
Electric Utilities-38.42%
Alliant Energy Corp.	20,865	1,394,199
American Electric Power Co., Inc.	11,381	1,368,679
Constellation Energy Corp.	3,794	1,430,338
Duke Energy Corp.	15,019	1,866,862
Entergy Corp.	17,558	1,687,148
Evergy, Inc.	18,983	1,458,084
Exelon Corp.	32,883	1,516,564
NRG Energy, Inc.	12,042	2,069,538
Oklo, Inc.(b)(c)	19,497	2,588,617
Otter Tail Corp.(c)	11,534	890,656
Pinnacle West Capital Corp.	12,120	1,072,862
Southern Co. (The)(c)	16,267	1,529,749
Xcel Energy, Inc.	21,295	1,728,515
		20,601,811
Electrical Components & Equipment-2.02%
Preformed Line Products Co.(c)	5,097	1,081,125
Gas Utilities-5.94%
Atmos Energy Corp.	11,827	2,030,932
National Fuel Gas Co.	14,617	1,153,428
		3,184,360
Heavy Electrical Equipment-3.13%
GE Vernova, Inc.	2,873	1,681,107
Independent Power Producers & Energy Traders-8.90%
AES Corp. (The)	109,213	1,514,784
Talen Energy Corp.(b)	4,398	1,758,232
Vistra Corp.	7,959	1,498,680
		4,771,696
Integrated Telecommunication Services-2.54%
AT&T, Inc.	55,083	1,363,304
Multi-Utilities-24.35%
Ameren Corp.	12,033	1,227,607
CenterPoint Energy, Inc.(c)	34,098	1,303,908
CMS Energy Corp.	20,071	1,476,222
DTE Energy Co.	13,595	1,842,666
NiSource, Inc.	46,395	1,953,694
Public Service Enterprise Group, Inc.	18,376	1,480,371
	Shares	Value
Multi-Utilities-(continued)
Sempra	18,694	$1,718,726
WEC Energy Group, Inc.	18,376	2,053,150
		13,056,344
Oil & Gas Storage & Transportation-2.87%
ONEOK, Inc.	22,959	1,538,253
Passenger Airlines-1.87%
Surf Air Mobility, Inc.(b)(c)	247,132	1,003,356
Renewable Electricity-2.16%
Ormat Technologies, Inc.	10,911	1,160,603
Water Utilities-3.61%
American Water Works Co., Inc.	15,057	1,933,771
Total Common Stocks & Other Equity Interests (Cost $46,168,361)		53,566,799
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $130,261)	130,261	130,261
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $46,298,622)		53,697,060
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.83%
Invesco Private Government Fund, 4.13%(d)(e)(f)	2,206,471	2,206,471
Invesco Private Prime Fund, 4.30%(d)(e)(f)	5,742,603	5,744,326
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,950,799)		7,950,797
TOTAL INVESTMENTS IN SECURITIES-114.96% (Cost $54,249,421)		61,647,857
OTHER ASSETS LESS LIABILITIES-(14.96)%		(8,022,880)
NET ASSETS-100.00%		$53,624,977

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Dorsey Wright Utilities Momentum ETF (PUI)—(continued)
October 31, 2025
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$94,565	$1,281,363	$(1,245,667)	$-	$-	$130,261	$2,369
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,519,060	24,761,951	(25,074,540)	-	-	2,206,471	48,965 *
Invesco Private Prime Fund	6,535,402	60,825,396	(61,618,416)	154	1,790	5,744,326	132,078 *
Total	$9,149,027	$86,868,710	$(87,938,623)	$154	$1,790	$8,081,058	$183,412

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco NASDAQ Internet ETF (PNQI)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Advertising-0.03%
Criteo S.A., ADR (France)(b)	9,621	$220,129
Apparel Retail-0.02%
Lands’ End, Inc.(b)(c)	5,426	85,405
Stitch Fix, Inc., Class A(b)(c)	20,358	85,300
		170,705
Application Software-8.91%
Adobe, Inc.(b)	75,600	25,727,436
Alarm.com Holdings, Inc.(b)	8,896	437,861
Box, Inc., Class A(b)	25,819	828,532
Consensus Cloud Solutions, Inc.(b)	3,387	99,307
DocuSign, Inc.(b)	36,010	2,633,771
Dropbox, Inc., Class A(b)	34,467	999,543
Open Text Corp. (Canada)	45,330	1,738,405
PROS Holdings, Inc.(b)(c)	8,572	197,585
Salesforce, Inc.	121,936	31,753,354
SPS Commerce, Inc.(b)(c)	6,750	555,120
Unity Software, Inc.(b)	75,302	2,853,946
Zoom Communications, Inc., Class A(b)	47,485	4,142,116
		71,966,976
Broadline Retail-15.89%
Alibaba Group Holding Ltd., ADR (China)(c)	107,428	18,308,954
Amazon.com, Inc.(b)	272,895	66,646,417
Coupang, Inc. (South Korea)(b)	296,772	9,487,801
eBay, Inc.	81,435	6,621,480
Etsy, Inc.(b)(c)	17,666	1,095,292
Global-e Online Ltd. (Israel)(b)	30,247	1,101,898
JD.com, Inc., ADR (China)	85,272	2,817,387
MercadoLibre, Inc. (Brazil)(b)	9,039	21,036,103
Vipshop Holdings Ltd., ADR (China)	72,963	1,276,123
		128,391,455
Casinos & Gaming-0.33%
DraftKings, Inc., Class A(b)	88,484	2,706,726
Commercial Printing-0.04%
Cimpress PLC (Ireland)(b)(c)	4,363	301,963
Financial Exchanges & Data-1.63%
Coinbase Global, Inc., Class A(b)	38,337	13,179,494
Health Care Technology-0.04%
GoodRx Holdings, Inc., Class A(b)(c)	17,571	59,215
Teladoc Health, Inc.(b)(c)	31,486	271,724
		330,939
Homefurnishing Retail-0.25%
Bed Bath & Beyond, Inc.(b)	10,232	78,889
Bed Bath & Beyond, Inc., Wts., expiring 10/07/2026(b)	1	1
Wayfair, Inc., Class A(b)(c)	18,712	1,936,879
		2,015,769
Hotels, Resorts & Cruise Lines-5.85%
Airbnb, Inc., Class A(b)	76,469	9,676,387
Booking Holdings, Inc.	5,578	28,323,634
Expedia Group, Inc.	21,057	4,632,540
	Shares	Value
Hotels, Resorts & Cruise Lines-(continued)
MakeMyTrip Ltd. (India)(b)(c)	16,014	$1,281,120
Trip.com Group Ltd., ADR (China)(c)	47,199	3,334,609
		47,248,290
Human Resource & Employment Services-0.17%
Paylocity Holding Corp.(b)	9,827	1,388,260
Interactive Home Entertainment-4.43%
Electronic Arts, Inc.	44,589	8,920,475
NetEase, Inc., ADR (China)	15,402	2,157,820
Roblox Corp., Class A(b)	114,950	13,072,114
Sea Ltd., ADR (Singapore)(b)	74,295	11,608,594
		35,759,003
Interactive Media & Services-18.91%
Alphabet, Inc., Class C	292,508	82,434,604
Autohome, Inc., ADR (China)	12,044	303,509
Baidu, Inc., ADR (China)(b)(c)	23,657	2,859,422
Bilibili, Inc., ADR (China)(b)(c)	20,971	634,373
Bumble, Inc., Class A(b)	18,533	102,858
Cars.com, Inc.(b)	10,943	117,528
Meta Platforms, Inc., Class A	84,528	54,803,729
Pinterest, Inc., Class A(b)	106,799	3,535,047
Reddit, Inc., Class A(b)	23,979	5,010,412
Snap, Inc., Class A(b)(c)	255,851	1,995,638
TripAdvisor, Inc.(b)(c)	20,702	332,474
Yelp, Inc.(b)	11,234	370,497
Ziff Davis, Inc.(b)(c)	7,308	247,741
		152,747,832
Internet Services & Infrastructure-6.36%
Akamai Technologies, Inc.(b)	25,548	1,918,654
Fastly, Inc., Class A(b)	26,272	217,795
GoDaddy, Inc., Class A(b)	24,675	3,284,983
Okta, Inc.(b)(c)	30,018	2,747,547
Shopify, Inc., Class A (Canada)(b)	217,494	37,813,507
VeriSign, Inc.	16,639	3,990,032
Wix.com Ltd. (Israel)(b)	9,961	1,449,724
		51,422,242
Movies & Entertainment-10.53%
Netflix, Inc.(b)	25,861	28,934,838
Roku, Inc., Class A(b)(c)	23,214	2,463,702
Spotify Technology S.A. (Sweden)(b)	36,550	23,951,946
Walt Disney Co. (The)	263,964	29,727,626
		85,078,112
Other Specialty Retail-0.17%
1-800-Flowers.com, Inc., Class A(b)(c)	6,495	23,382
Chewy, Inc., Class A(b)	40,186	1,355,072
		1,378,454
Passenger Ground Transportation-4.69%
Grab Holdings Ltd., Class A (Singapore)(b)	704,774	4,235,692
Lyft, Inc., Class A(b)	70,916	1,450,941
Uber Technologies, Inc.(b)	333,314	32,164,801
		37,851,434
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco NASDAQ Internet ETF (PNQI)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Real Estate Services-0.95%
CoStar Group, Inc.(b)	75,507	$5,195,637
Zillow Group, Inc., Class C(b)(c)	33,141	2,484,912
		7,680,549
Restaurants-2.26%
DoorDash, Inc., Class A(b)	71,702	18,238,838
Systems Software-8.06%
GitLab, Inc., Class A(b)(c)	26,038	1,269,353
Microsoft Corp.	123,240	63,814,904
		65,084,257
Technology Hardware, Storage & Peripherals-9.00%
Apple, Inc.	269,020	72,734,937
Transaction & Payment Processing Services-1.51%
Dlocal Ltd. (Uruguay)(c)	26,980	395,257
PayPal Holdings, Inc.(b)	170,264	11,794,187
		12,189,444
Total Common Stocks & Other Equity Interests (Cost $555,180,566)		808,085,808
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $123,259)	123,259	123,259
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $555,303,825)		808,209,067
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.87%
Invesco Private Government Fund, 4.13%(d)(e)(f)	6,529,574	$6,529,574
Invesco Private Prime Fund, 4.30%(d)(e)(f)	24,711,673	24,719,087
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,249,414)		31,248,661
TOTAL INVESTMENTS IN SECURITIES-103.92% (Cost $586,553,239)		839,457,728
OTHER ASSETS LESS LIABILITIES-(3.92)%		(31,648,384)
NET ASSETS-100.00%		$807,809,344

Investment Abbreviations:
ADR	-American Depositary Receipt
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$160,647	$2,172,403	$(2,209,791)	$-	$-	$123,259	$3,707
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco NASDAQ Internet ETF (PNQI)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,131,440	$113,940,149	$(123,542,015)	$-	$-	$6,529,574	$239,185 *
Invesco Private Prime Fund	41,870,189	268,871,728	(286,026,631)	(402)	4,203	24,719,087	648,746 *
Total	$58,162,276	$384,984,280	$(411,778,437)	$(402)	$4,203	$31,371,920	$891,638

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Assets and Liabilities
October 31, 2025
(Unaudited)

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)	Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)	Invesco Dorsey Wright Energy Momentum ETF (PXI)
Assets:
Unaffiliated investments in securities, at value(a)	$54,436,804	$48,310,917	$86,338,582	$43,470,768
Affiliated investments in securities, at value	6,132,265	12,416,073	8,897,120	9,017,871
Cash	-	-	-	-
Receivable for:
Dividends	14,104	8,606	77,067	27,611
Securities lending	9,341	1,453	1,281	3,223
Investments sold	-	-	-	467,379
Expenses absorbed	13,069	12,812	15,003	13,233
Total assets	60,605,583	60,749,861	95,329,053	53,000,085
Liabilities:
Due to broker	-	-	-	-
Payable for:
Collateral upon return of securities loaned	5,980,608	12,292,604	8,702,493	8,871,710
Fund shares repurchased	-	-	-	467,789
Accrued unitary management fees	-	-	-	-
Accrued advisory fees	23,962	20,998	38,961	18,893
Accrued trustees’ and officer’s fees	80,931	76,060	82,549	89,474
Accrued expenses	54,733	41,926	70,784	47,925
Total liabilities	6,140,234	12,431,588	8,894,787	9,495,791
Net Assets	$54,465,349	$48,318,273	$86,434,266	$43,504,294
Net assets consist of:
Shares of beneficial interest	$143,952,109	$130,317,231	$196,668,451	$248,488,844
Distributable earnings (loss)	(89,486,760)	(81,998,958)	(110,234,185)	(204,984,550)
Net Assets	$54,465,349	$48,318,273	$86,434,266	$43,504,294
Shares outstanding (unlimited amount authorized, $0.01 par value)	520,000	490,000	840,000	930,000
Net asset value	$104.74	$98.61	$102.90	$46.78
Market price	$104.74	$98.65	$102.90	$46.78
Unaffiliated investments in securities, at cost	$40,799,988	$45,687,720	$76,654,093	$37,635,947
Affiliated investments in securities, at cost	$6,132,436	$12,416,285	$8,897,354	$9,017,925
(a)Includes securities on loan with an aggregate value of:	$5,705,513	$12,441,111	$8,550,089	$8,668,868
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Dorsey Wright Financial Momentum ETF (PFI)	Invesco Dorsey Wright Healthcare Momentum ETF (PTH)	Invesco Dorsey Wright Industrials Momentum ETF (PRN)	Invesco Dorsey Wright Technology Momentum ETF (PTF)	Invesco Dorsey Wright Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$59,284,468	$113,309,521	$401,091,185	$416,397,698	$53,566,799	$808,085,808
5,382,847	16,625,276	60,486,854	128,629,535	8,081,058	31,371,920
-	-	4,000	-	-	-

9,219	840	28,289	1,202	59,046	7,768
623	6,027	8,323	46,687	5,808	5,050
-	973,571	-	-	-	-
10,644	16,934	32,216	32,978	13,084	-
64,687,801	130,932,169	461,650,867	545,108,100	61,725,795	839,470,546

-	-	-	-	-	1,637

5,241,383	16,383,330	60,036,076	128,265,937	7,950,799	31,249,414
-	973,022	-	-	-	-
-	-	-	-	-	410,151
25,562	45,730	165,759	173,312	22,890	-
72,815	92,260	83,583	83,869	76,819	-
41,237	80,763	207,050	234,769	50,310	-
5,380,997	17,575,105	60,492,468	128,757,887	8,100,818	31,661,202
$59,306,804	$113,357,064	$401,158,399	$416,350,213	$53,624,977	$807,809,344

$98,926,819	$420,870,463	$421,945,096	$608,521,015	$72,753,167	$670,082,601
(39,620,015)	(307,513,399)	(20,786,697)	(192,170,802)	(19,128,190)	137,726,743
$59,306,804	$113,357,064	$401,158,399	$416,350,213	$53,624,977	$807,809,344
1,050,000	2,330,000	2,190,000	5,060,000	1,150,000	14,400,000
$56.48	$48.65	$183.18	$82.28	$46.63	$56.10
$56.49	$48.64	$183.25	$82.33	$46.64	$56.13
$54,202,455	$93,239,879	$315,168,500	$348,871,979	$46,168,361	$555,180,566
$5,382,960	$16,625,276	$60,487,863	$128,630,995	$8,081,060	$31,372,673
$5,189,965	$16,308,271	$60,336,339	$126,626,044	$7,667,583	$30,276,205

25

Statements of Operations
For the six months ended October 31, 2025
(Unaudited)

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)	Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)	Invesco Dorsey Wright Energy Momentum ETF (PXI)
Investment income:
Unaffiliated dividend income	$359,190	$96,916	$756,835	$516,064
Affiliated dividend income	3,058	2,590	3,567	2,866
Securities lending income, net	19,616	26,277	6,599	8,390
Foreign withholding tax	-	-	-	-
Total investment income	381,864	125,783	767,001	527,320
Expenses:
Unitary management fees	-	-	-	-
Advisory fees	131,812	92,968	248,504	111,113
Sub-licensing fees	39,544	27,891	74,552	33,334
Accounting & administration fees	7,588	7,986	8,593	7,834
Professional fees	16,006	16,024	16,062	16,024
Custodian & transfer agent fees	2,373	2,080	2,354	2,748
Trustees’ and officer’s fees	13,344	12,148	12,960	13,596
Tax expenses	-	-	-	(135)
Other expenses	8,919	9,351	9,067	9,428
Total expenses	219,586	168,448	372,092	193,942
Less: Waivers	(61,484)	(56,948)	(73,972)	(60,675)
Net expenses	158,102	111,500	298,120	133,267
Net investment income (loss)	223,762	14,283	468,881	394,053
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	884,894	649,484	(1,750,550)	229,266
Affiliated investment securities	956	(37)	703	275
In-kind redemptions	911,927	2,336,524	3,259,063	1,257,170
Net realized gain	1,797,777	2,985,971	1,509,216	1,486,711
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	10,074,817	1,009,613	(6,714,331)	6,829,230
Affiliated investment securities	(65)	20	61	(54)
Change in net unrealized appreciation (depreciation)	10,074,752	1,009,633	(6,714,270)	6,829,176
Net realized and unrealized gain (loss)	11,872,529	3,995,604	(5,205,054)	8,315,887
Net increase (decrease) in net assets resulting from operations	$12,096,291	$4,009,887	$(4,736,173)	$8,709,940
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Dorsey Wright Financial Momentum ETF (PFI)	Invesco Dorsey Wright Healthcare Momentum ETF (PTH)	Invesco Dorsey Wright Industrials Momentum ETF (PRN)	Invesco Dorsey Wright Technology Momentum ETF (PTF)	Invesco Dorsey Wright Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$318,502	$41,849	$1,516,677	$621,104	$937,228	$1,407,975
2,824	4,217	9,745	8,355	2,369	3,707
6,650	103,332	52,774	408,552	13,153	26,923
-	-	-	-	-	(4,106)
327,976	149,398	1,579,196	1,038,011	952,750	1,434,499

-	-	-	-	-	2,414,808
155,191	250,921	910,023	974,962	166,250	-
31,201	75,277	273,008	292,490	49,875	-
7,995	10,361	17,620	22,258	7,405	-
16,049	16,123	16,494	16,793	15,991	-
2,586	2,944	2,767	2,952	2,792	-
11,834	14,030	13,716	13,883	12,255	-
-	-	-	-	-	-
9,479	11,662	18,460	17,633	9,072	-
234,335	381,318	1,252,088	1,340,971	263,640	2,414,808
(48,173)	(80,314)	(160,292)	(171,221)	(64,197)	(90)
186,162	301,004	1,091,796	1,169,750	199,443	2,414,718
141,814	(151,606)	487,400	(131,739)	753,307	(980,219)

(838,778)	3,137,752	(9,294,788)	(1,545,425)	1,081,161	5,752,768
996	(370)	5,208	2,437	1,790	4,203
4,037,732	762,288	46,844,729	65,552,581	5,043,842	71,297,515
3,199,950	3,899,670	37,555,149	64,009,593	6,126,793	77,054,486

1,516,363	15,881,176	69,096,133	68,166,823	1,837,379	99,190,391
(23)	1,780	(154)	341	154	(402)
1,516,340	15,882,956	69,095,979	68,167,164	1,837,533	99,189,989
4,716,290	19,782,626	106,651,128	132,176,757	7,964,326	176,244,475
$4,858,104	$19,631,020	$107,138,528	$132,045,018	$8,717,633	$175,264,256

27

Statements of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)		Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income (loss)	$223,762	$532,674	$14,283	$(6,144)
Net realized gain (loss)	1,797,777	1,766,043	2,985,971	2,791,407
Change in net unrealized appreciation (depreciation)	10,074,752	(3,788,499)	1,009,633	(6,371,829)
Net increase (decrease) in net assets resulting from operations	12,096,291	(1,489,782)	4,009,887	(3,586,566)
Distributions to Shareholders from:
Distributable earnings	(217,719)	(636,031)	(36,227)	-
Shareholder Transactions:
Proceeds from shares sold	-	-	24,142,426	49,661,662
Value of shares repurchased	(3,728,998)	(15,471,384)	(30,814,293)	(53,670,659)
Net increase (decrease) in net assets resulting from share transactions	(3,728,998)	(15,471,384)	(6,671,867)	(4,008,997)
Net increase (decrease) in net assets	8,149,574	(17,597,197)	(2,698,207)	(7,595,563)
Net assets:
Beginning of period	46,315,775	63,912,972	51,016,480	58,612,043
End of period	$54,465,349	$46,315,775	$48,318,273	$51,016,480
Changes in Shares Outstanding:
Shares sold	-	-	240,000	490,000
Shares repurchased	(40,000)	(170,000)	(340,000)	(550,000)
Shares outstanding, beginning of period	560,000	730,000	590,000	650,000
Shares outstanding, end of period	520,000	560,000	490,000	590,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)		Invesco Dorsey Wright Energy Momentum ETF (PXI)		Invesco Dorsey Wright Financial Momentum ETF (PFI)		Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025

$468,881	$580,461	$394,053	$1,134,964	$141,814	$555,585	$(151,606)	$(140,002)
1,509,216	9,115,121	1,486,711	(6,211,380)	3,199,950	7,792,886	3,899,670	1,203,326
(6,714,270)	4,324,315	6,829,176	(6,103,488)	1,516,340	(1,032,557)	15,882,956	(1,676,374)
(4,736,173)	14,019,897	8,709,940	(11,179,904)	4,858,104	7,315,914	19,631,020	(613,050)

(439,899)	(574,678)	(431,441)	(1,081,146)	(134,135)	(1,981,604)	-	(83,222)

13,204,769	26,510,276	443,448	8,667,258	11,749,492	48,860,970	-	5,603,971
(13,250,542)	(30,838,334)	(11,257,246)	(20,088,358)	(18,462,967)	(46,656,196)	(15,024,847)	(33,059,908)
(45,773)	(4,328,058)	(10,813,798)	(11,421,100)	(6,713,475)	2,204,774	(15,024,847)	(27,455,937)
(5,221,845)	9,117,161	(2,535,299)	(23,682,150)	(1,989,506)	7,539,084	4,606,173	(28,152,209)

91,656,111	82,538,950	46,039,593	69,721,743	61,296,310	53,757,226	108,750,891	136,903,100
$86,434,266	$91,656,111	$43,504,294	$46,039,593	$59,306,804	$61,296,310	$113,357,064	$108,750,891

120,000	260,000	10,000	180,000	210,000	880,000	-	120,000
(120,000)	(300,000)	(270,000)	(450,000)	(330,000)	(860,000)	(380,000)	(790,000)
840,000	880,000	1,190,000	1,460,000	1,170,000	1,150,000	2,710,000	3,380,000
840,000	840,000	930,000	1,190,000	1,050,000	1,170,000	2,330,000	2,710,000

29

Statements of Changes in Net Assets—(continued)
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco Dorsey Wright Industrials Momentum ETF (PRN)		Invesco Dorsey Wright Technology Momentum ETF (PTF)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income (loss)	$487,400	$933,052	$(131,739)	$(1,324,297)
Net realized gain	37,555,149	12,489,515	64,009,593	36,003,086
Change in net unrealized appreciation (depreciation)	69,095,979	(20,278,138)	68,167,164	(23,129,590)
Net increase (decrease) in net assets resulting from operations	107,138,528	(6,855,571)	132,045,018	11,549,199
Distributions to Shareholders from:
Distributable earnings	(618,551)	(1,198,981)	(43,046)	(1,111,988)
Shareholder Transactions:
Proceeds from shares sold	216,709,263	303,167,388	273,841,940	432,528,386
Value of shares repurchased	(241,447,002)	(195,558,519)	(343,837,283)	(463,936,513)
Net increase (decrease) in net assets resulting from share transactions	(24,737,739)	107,608,869	(69,995,343)	(31,408,127)
Net increase (decrease) in net assets	81,782,238	99,554,317	62,006,629	(20,970,916)
Net assets:
Beginning of period	319,376,161	219,821,844	354,343,584	375,314,500
End of period	$401,158,399	$319,376,161	$416,350,213	$354,343,584
Changes in Shares Outstanding:
Shares sold	1,340,000	2,010,000	3,950,000	6,260,000
Shares repurchased	(1,480,000)	(1,350,000)	(4,920,000)	(7,200,000)
Shares outstanding, beginning of period	2,330,000	1,670,000	6,030,000	6,970,000
Shares outstanding, end of period	2,190,000	2,330,000	5,060,000	6,030,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Dorsey Wright Utilities Momentum ETF (PUI)		Invesco NASDAQ Internet ETF (PNQI)
Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025

$753,307	$1,124,877	$(980,219)	$(1,812,026)
6,126,793	5,650,445	77,054,486	57,382,116
1,837,533	5,052,931	99,189,989	72,646,149
8,717,633	11,828,253	175,264,256	128,216,239

(662,705)	(1,169,663)	(134,910)	-

3,864,856	49,271,895	2,056,534	94,449,331
(28,479,023)	(28,438,671)	(161,017,454)	(155,911,587)
(24,614,167)	20,833,224	(158,960,920)	(61,462,256)
(16,559,239)	31,491,814	16,168,426	66,753,983

70,184,216	38,692,402	791,640,918	724,886,935
$53,624,977	$70,184,216	$807,809,344	$791,640,918

90,000	1,310,000	40,000	2,040,000
(660,000)	(730,000)	(3,200,000)	(3,500,000)
1,720,000	1,140,000	17,560,000	19,020,000
1,150,000	1,720,000	14,400,000	17,560,000

31

Financial Highlights
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$82.71	$87.55	$81.96	$91.81	$85.67	$47.51
Net investment income(a)	0.42	0.83	0.95	1.00	0.35	0.47
Net realized and unrealized gain (loss) on investments	22.02	(4.67)	5.69 (b)	(9.87)	6.16	38.31
Total from investment operations	22.44	(3.84)	6.64	(8.87)	6.51	38.78
Distributions to shareholders from:
Net investment income	(0.41)	(1.00)	(1.05)	(0.98)	(0.37)	(0.62)
Net asset value at end of period	$104.74	$82.71	$87.55	$81.96	$91.81	$85.67
Market price at end of period(c)	$104.74	$82.70	$87.56	$81.92	$91.90	$85.68
Net Asset Value Total Return(d)	27.15%	(4.47)%	8.16%	(9.61)%	7.61%	82.25%
Market Price Total Return(d)	27.18%	(4.49)%	8.22%	(9.74)%	7.70%	81.80%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$54,465	$46,316	$63,913	$156,536	$187,288	$114,802
Ratio to average net assets of:
Expenses, after Waivers	0.60%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.83%(e)	0.78%	0.72%	0.73%	0.70%	0.82%
Net investment income	0.85%(e)	0.92%	1.16%	1.21%	0.38%	0.70%
Portfolio turnover rate(f)	44%	69%	68%	86%	125%	132%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights—(continued)
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$86.47	$90.17	$68.98	$70.40	$89.43	$41.64
Net investment income (loss)(a)	0.04	(0.01)	0.29	0.53	0.22	(0.00)(b)
Net realized and unrealized gain (loss) on investments	12.22	(3.69)	21.28	(1.46)	(19.05)	47.98
Total from investment operations	12.26	(3.70)	21.57	(0.93)	(18.83)	47.98
Distributions to shareholders from:
Net investment income	(0.12)	-	(0.38)	(0.49)	(0.20)	(0.19)
Net asset value at end of period	$98.61	$86.47	$90.17	$68.98	$70.40	$89.43
Market price at end of period(c)	$98.65	$86.35	$90.15	$69.03	$70.54	$89.37
Net Asset Value Total Return(d)	14.18%	(4.10)%	31.40%	(1.27)%	(21.10)%	115.43%
Market Price Total Return(d)	14.38%	(4.21)%	31.27%	(1.40)%	(20.90)%	115.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$48,318	$51,016	$58,612	$22,765	$38,718	$126,992
Ratio to average net assets of:
Expenses, after Waivers	0.60%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.91%(e)	0.78%	0.82%	1.01%	0.73%	0.80%
Net investment income (loss)	0.08%(e)	(0.01)%	0.37%	0.80%	0.25%	(0.00)%(f)
Portfolio turnover rate(g)	97%	189%	186%	192%	227%	163%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights—(continued)
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$109.11	$93.79	$88.68	$84.36	$94.26	$60.84
Net investment income(a)	0.52	0.67	0.90	1.68 (b)	1.21	0.73
Net realized and unrealized gain (loss) on investments	(6.25)	15.31	5.38	4.34	(9.89)	33.35
Total from investment operations	(5.73)	15.98	6.28	6.02	(8.68)	34.08
Distributions to shareholders from:
Net investment income	(0.48)	(0.66)	(1.17)	(1.70)	(1.22)	(0.66)
Net asset value at end of period	$102.90	$109.11	$93.79	$88.68	$84.36	$94.26
Market price at end of period(c)	$102.90	$109.05	$93.81	$88.68	$84.28	$94.31
Net Asset Value Total Return(d)	(5.28)%	17.09%	7.16%	7.34%	(9.27)%	56.25%
Market Price Total Return(d)	(5.23)%	17.00%	7.18%	7.44%	(9.41)%	56.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$86,434	$91,656	$82,539	$121,497	$99,540	$111,221
Ratio to average net assets of:
Expenses, after Waivers	0.60%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.75%(e)	0.74%	0.73%	0.73%	0.73%	0.75%
Net investment income	0.94%(e)	0.65%	1.03%	2.04%(b)	1.34%	0.93%
Portfolio turnover rate(f)	41%	104%	102%	135%	94%	97%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.24 and 1.51%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)
Invesco Dorsey Wright Energy Momentum ETF (PXI)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$38.69	$47.75	$38.75	$42.01	$24.49	$15.20
Net investment income(a)	0.39	0.79	0.63	1.47	0.32	0.17
Net realized and unrealized gain (loss) on investments	8.13	(9.10)	9.03	(3.24)	17.47	9.33
Total from investment operations	8.52	(8.31)	9.66	(1.77)	17.79	9.50
Distributions to shareholders from:
Net investment income	(0.43)	(0.75)	(0.66)	(1.49)	(0.27)	(0.21)
Net asset value at end of period	$46.78	$38.69	$47.75	$38.75	$42.01	$24.49
Market price at end of period(b)	$46.78	$38.65	$47.77	$38.73	$42.02	$24.51
Net Asset Value Total Return(c)	22.09%	(17.60)%	25.14%	(4.42)%	72.99%	63.39%
Market Price Total Return(c)	22.21%	(17.72)%	25.26%	(4.50)%	72.89%	63.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$43,504	$46,040	$69,722	$95,325	$240,703	$139,581
Ratio to average net assets of:
Expenses, after Waivers	0.60%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.87%(d)	0.78%	0.75%	0.70%	0.70%	0.85%
Net investment income	1.77%(d)	1.74%	1.44%	3.37%	1.00%	0.86%
Portfolio turnover rate(e)	42%	96%	171%	147%	115%	196%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights—(continued)
Invesco Dorsey Wright Financial Momentum ETF (PFI)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$52.39	$46.75	$40.67	$45.50	$51.11	$31.88
Net investment income(a)	0.13	0.45	0.56	0.60	0.75	0.47
Net realized and unrealized gain (loss) on investments	4.08	6.77	6.32	(4.74)	(5.61)	19.34
Total from investment operations	4.21	7.22	6.88	(4.14)	(4.86)	19.81
Distributions to shareholders from:
Net investment income	(0.12)	(1.58)	(0.80)	(0.69)	(0.75)	(0.58)
Net asset value at end of period	$56.48	$52.39	$46.75	$40.67	$45.50	$51.11
Market price at end of period(b)	$56.49	$52.36	$46.78	$40.63	$45.43	$51.16
Net Asset Value Total Return(c)	8.05%	15.37%	17.05%	(9.05)%	(9.63)%	62.64%
Market Price Total Return(c)	8.13%	15.24%	17.24%	(9.00)%	(9.85)%	62.90%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$59,307	$61,296	$53,757	$28,872	$84,170	$55,708
Ratio to average net assets of:
Expenses, after Waivers	0.60%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.75%(d)	0.73%	0.71%	0.79%	0.70%	0.82%
Net investment income	0.46%(d)	0.83%	1.26%	1.44%	1.44%	1.16%
Portfolio turnover rate(e)	76%	127%	138%	144%	153%	167%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$40.13	$40.50	$39.99	$40.53	$52.12	$32.77
Net investment income (loss)(b)	(0.06)	(0.05)	(0.07)	(0.01)	(0.24)	(0.16)
Net realized and unrealized gain (loss) on investments	8.58	(0.29)	0.58 (c)	(0.53)	(11.35)	19.51
Total from investment operations	8.52	(0.34)	0.51	(0.54)	(11.59)	19.35
Distributions to shareholders from:
Net investment income	-	(0.03)	-	-	-	-
Net asset value at end of period	$48.65	$40.13	$40.50	$39.99	$40.53	$52.12
Market price at end of period(d)	$48.64	$40.08	$40.50	$39.97	$40.50	$52.05
Net Asset Value Total Return(e)	21.23%	(0.86)%	1.28%	(1.34)%	(22.24)%	59.04%
Market Price Total Return(e)	21.36%	(0.98)%	1.32%	(1.31)%	(22.18)%	58.54%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$113,357	$108,751	$136,903	$181,144	$273,584	$558,234
Ratio to average net assets of:
Expenses, after Waivers	0.60%(f)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.76%(f)	0.72%	0.71%	0.71%	0.68%	0.67%
Net investment income (loss)	(0.30)%(f)	(0.10)%	(0.18)%	(0.02)%	(0.47)%	(0.32)%
Portfolio turnover rate(g)	131%	221%	265%	219%	204%	217%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)
Invesco Dorsey Wright Industrials Momentum ETF (PRN)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$137.07	$131.63	$94.44	$90.58	$102.57	$61.51
Net investment income(a)	0.22	0.43	0.39	0.83	0.14	0.05
Net realized and unrealized gain (loss) on investments	46.17	5.54 (b)	37.29	3.91	(11.97)	41.11
Total from investment operations	46.39	5.97	37.68	4.74	(11.83)	41.16
Distributions to shareholders from:
Net investment income	(0.28)	(0.53)	(0.49)	(0.88)	(0.16)	(0.10)
Net asset value at end of period	$183.18	$137.07	$131.63	$94.44	$90.58	$102.57
Market price at end of period(c)	$183.25	$136.97	$131.74	$94.45	$90.42	$102.49
Net Asset Value Total Return(d)	33.87%	4.49%	40.00%	5.32%	(11.56)%	66.98%
Market Price Total Return(d)	34.01%	4.33%	40.11%	5.52%	(11.64)%	66.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$401,158	$319,376	$219,822	$128,443	$173,908	$314,886
Ratio to average net assets of:
Expenses, after Waivers	0.60%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.69%(e)	0.69%	0.61%	0.65%	0.63%	0.64%
Net investment income	0.27%(e)	0.29%	0.34%	0.92%	0.13%	0.06%
Portfolio turnover rate(f)	87%	152%	78%	142%	152%	169%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)
Invesco Dorsey Wright Technology Momentum ETF (PTF)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$58.76	$53.85	$40.19	$39.36	$47.63	$25.54
Net investment income (loss)(b)	(0.02)	(0.18)	(0.06)	(0.06)	(0.15)	(0.15)
Net realized and unrealized gain (loss) on investments	23.55	5.24	13.76	0.89	(8.12)	22.24
Total from investment operations	23.53	5.06	13.70	0.83	(8.27)	22.09
Distributions to shareholders from:
Net investment income	(0.01)	(0.15)	(0.04)	-	-	-
Net asset value at end of period	$82.28	$58.76	$53.85	$40.19	$39.36	$47.63
Market price at end of period(c)	$82.33	$58.72	$53.85	$40.18	$39.37	$47.62
Net Asset Value Total Return(d)	40.06%	9.36%	34.09%	2.13%	(17.37)%	86.48%
Market Price Total Return(d)	40.24%	9.29%	34.14%	2.05%	(17.33)%	86.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$416,350	$354,344	$375,315	$230,297	$205,439	$297,237
Ratio to average net assets of:
Expenses, after Waivers	0.60%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.69%(e)	0.68%	0.68%	0.71%	0.69%	0.69%
Net investment income (loss)	(0.07)%(e)	(0.28)%	(0.13)%	(0.16)%	(0.31)%	(0.37)%
Portfolio turnover rate(f)	128%	222%	181%	158%	207%	172%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)
Invesco Dorsey Wright Utilities Momentum ETF (PUI)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$40.80	$33.94	$33.57	$35.29	$34.30	$30.19
Net investment income(a)	0.49	0.86	0.81	0.72	0.73	0.64
Net realized and unrealized gain (loss) on investments	5.80	6.91	0.36	(1.77)	0.98	4.27
Total from investment operations	6.29	7.77	1.17	(1.05)	1.71	4.91
Distributions to shareholders from:
Net investment income	(0.46)	(0.91)	(0.80)	(0.67)	(0.72)	(0.80)
Net asset value at end of period	$46.63	$40.80	$33.94	$33.57	$35.29	$34.30
Market price at end of period(b)	$46.64	$40.78	$33.94	$33.57	$35.27	$34.24
Net Asset Value Total Return(c)	15.51%	23.05%	3.64%	(3.00)%	5.08%	16.63%
Market Price Total Return(c)	15.59%	22.99%	3.64%	(2.95)%	5.20%	16.05%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$53,625	$70,184	$38,692	$43,309	$55,762	$49,728
Ratio to average net assets of:
Expenses, after Waivers	0.60%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.79%(d)	0.81%	0.84%	0.78%	0.81%	0.81%
Net investment income	2.27%(d)	2.22%	2.52%	2.09%	2.12%	2.06%
Portfolio turnover rate(e)	31%	53%	49%	60%	61%	64%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco NASDAQ Internet ETF (PNQI)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$45.08	$38.11	$28.10	$27.99	$48.83	$29.36
Net investment income (loss)(b)	(0.06)	(0.10)	(0.12)	(0.09)	(0.24)	(0.23)
Net realized and unrealized gain (loss) on investments	11.09	7.07	10.13	0.20	(20.60)	19.70
Total from investment operations	11.03	6.97	10.01	0.11	(20.84)	19.47
Distributions to shareholders from:
Net investment income	(0.01)	-	-	-	-	-
Net asset value at end of period	$56.10	$45.08	$38.11	$28.10	$27.99	$48.83
Market price at end of period(c)	$56.13	$45.01	$38.11	$28.10	$27.95	$48.87
Net Asset Value Total Return(d)	24.49%	18.29%	35.61%	0.40%	(42.68)%	66.30%
Market Price Total Return(d)	24.72%	18.11%	35.60%	0.54%	(42.81)%	66.50%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$807,809	$791,641	$724,887	$528,285	$556,918	$1,069,442
Ratio to average net assets of:
Expenses	0.60%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	(0.24)%(e)	(0.23)%	(0.36)%	(0.36)%	(0.55)%	(0.54)%
Portfolio turnover rate(f)	5%	15%	29%	21%	29%	27%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)	"Dorsey Wright Basic Materials Momentum ETF"
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)	"Dorsey Wright Consumer Cyclicals Momentum ETF"
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)	"Dorsey Wright Consumer Staples Momentum ETF"
Invesco Dorsey Wright Energy Momentum ETF (PXI)	"Dorsey Wright Energy Momentum ETF"
Invesco Dorsey Wright Financial Momentum ETF (PFI)	"Dorsey Wright Financial Momentum ETF"
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)	"Dorsey Wright Healthcare Momentum ETF"
Invesco Dorsey Wright Industrials Momentum ETF (PRN)	"Dorsey Wright Industrials Momentum ETF"
Invesco Dorsey Wright Technology Momentum ETF (PTF)	"Dorsey Wright Technology Momentum ETF"
Invesco Dorsey Wright Utilities Momentum ETF (PUI)	"Dorsey Wright Utilities Momentum ETF"
Invesco NASDAQ Internet ETF (PNQI)	"NASDAQ Internet ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Dorsey Wright Basic Materials Momentum ETF	Dorsey Wright® Basic Materials Technical LeadersTM Index
Dorsey Wright Consumer Cyclicals Momentum ETF	Dorsey Wright® Consumer Cyclicals Technical LeadersTM Index
Dorsey Wright Consumer Staples Momentum ETF	Dorsey Wright® Consumer Staples Technical LeadersTM Index
Dorsey Wright Energy Momentum ETF	Dorsey Wright® Energy Technical LeadersTM Index
Dorsey Wright Financial Momentum ETF	Dorsey Wright® Financials Technical LeadersTM Index
Dorsey Wright Healthcare Momentum ETF	Dorsey Wright® Healthcare Technical LeadersTM Index
Dorsey Wright Industrials Momentum ETF	Dorsey Wright® Industrials Technical LeadersTM Index
Dorsey Wright Technology Momentum ETF	Dorsey Wright® Technology Technical LeadersTM Index
Dorsey Wright Utilities Momentum ETF	Dorsey Wright® Utilities Technical LeadersTM Index
NASDAQ Internet ETF	NASDAQ CTA Internet IndexSM
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using

42

prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public

43

health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

44

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund (except for NASDAQ Internet ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
NASDAQ Internet ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the

45

borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Dorsey Wright Basic Material Momentum ETF	$1,020
Dorsey Wright Consumer Cyclicals Momentum ETF	2,467
Dorsey Wright Consumer Staples Momentum ETF	466
Dorsey Wright Energy Momentum ETF	449
Dorsey Wright Financial Momentum ETF	285
Dorsey Wright Healthcare Momentum ETF	10,079
Dorsey Wright Industrials Momentum ETF	4,185
Dorsey Wright Technology Momentum ETF	33,525
Dorsey Wright Utilities Momentum ETF	622
NASDAQ Internet ETF	2,028

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

46

L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.

47

During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because NASDAQ Internet ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for NASDAQ Internet ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, NASDAQ Internet ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of NASDAQ Internet ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except NASDAQ Internet ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except NASDAQ Internet ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2027. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.

48

For the six months ended October 31, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Dorsey Wright Basic Materials Momentum ETF	$61,484
Dorsey Wright Consumer Cyclicals Momentum ETF	56,948
Dorsey Wright Consumer Staples Momentum ETF	73,972
Dorsey Wright Energy Momentum ETF	60,675
Dorsey Wright Financial Momentum ETF	48,173
Dorsey Wright Healthcare Momentum ETF	80,314
Dorsey Wright Industrials Momentum ETF	160,292
Dorsey Wright Technology Momentum ETF	171,221
Dorsey Wright Utilities Momentum ETF	64,197
NASDAQ Internet ETF	90
The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2025 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/26	4/30/27	4/30/28	10/31/28
Dorsey Wright Basic Materials Momentum ETF	$425,609	$122,594	$136,622	$104,982	$61,411
Dorsey Wright Consumer Cyclicals Momentum ETF	314,804	64,619	73,699	119,600	56,886
Dorsey Wright Consumer Staples Momentum ETF	419,830	98,700	122,702	124,541	73,887
Dorsey Wright Energy Momentum ETF	443,061	128,184	138,515	115,755	60,607
Dorsey Wright Financial Momentum ETF	243,841	68,368	38,285	89,083	48,105
Dorsey Wright Healthcare Momentum ETF	549,762	144,566	158,255	166,728	80,213
Dorsey Wright Industrials Momentum ETF	529,574	47,381	30,385	291,750	160,058
Dorsey Wright Technology Momentum ETF	955,677	134,386	265,022	385,254	171,015
Dorsey Wright Utilities Momentum ETF	327,985	69,288	90,519	104,038	64,140
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Dorsey Wright Basic Materials Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Consumer Cyclicals Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Consumer Staples Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Energy Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Financial Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Healthcare Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Industrials Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Technology Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Utilities Momentum ETF	Dorsey Wright & Associates, LLC
NASDAQ Internet ETF	Nasdaq, Inc.
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

49

For the six months ended October 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Dorsey Wright Basic Materials Momentum ETF	$10,778
Dorsey Wright Consumer Cyclicals Momentum ETF	9,207
Dorsey Wright Consumer Staples Momentum ETF	11,547
Dorsey Wright Energy Momentum ETF	7,222
Dorsey Wright Financial Momentum ETF	8,201
Dorsey Wright Healthcare Momentum ETF	35,797
Dorsey Wright Industrials Momentum ETF	22,569
Dorsey Wright Technology Momentum ETF	123,566
Dorsey Wright Utilities Momentum ETF	7,722
NASDAQ Internet ETF	214
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Dorsey Wright Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,436,804	$-	$-	$54,436,804
Money Market Funds	151,828	5,980,437	-	6,132,265
Total Investments	$54,588,632	$5,980,437	$-	$60,569,069
Dorsey Wright Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$48,310,917	$-	$-	$48,310,917
Money Market Funds	123,681	12,292,392	-	12,416,073
Total Investments	$48,434,598	$12,292,392	$-	$60,726,990
Dorsey Wright Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$86,338,582	$-	$-	$86,338,582
Money Market Funds	194,861	8,702,259	-	8,897,120
Total Investments	$86,533,443	$8,702,259	$-	$95,235,702

50

	Level 1	Level 2	Level 3	Total
Dorsey Wright Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$43,470,768	$-	$-	$43,470,768
Money Market Funds	146,215	8,871,656	-	9,017,871
Total Investments	$43,616,983	$8,871,656	$-	$52,488,639
Dorsey Wright Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$59,284,468	$-	$-	$59,284,468
Money Market Funds	141,577	5,241,270	-	5,382,847
Total Investments	$59,426,045	$5,241,270	$-	$64,667,315
Dorsey Wright Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$113,309,521	$-	$-	$113,309,521
Money Market Funds	241,946	16,383,330	-	16,625,276
Total Investments	$113,551,467	$16,383,330	$-	$129,934,797
Dorsey Wright Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$401,091,185	$-	$-	$401,091,185
Money Market Funds	451,787	60,035,067	-	60,486,854
Total Investments	$401,542,972	$60,035,067	$-	$461,578,039
Dorsey Wright Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$416,397,698	$-	$-	$416,397,698
Money Market Funds	365,058	128,264,477	-	128,629,535
Total Investments	$416,762,756	$128,264,477	$-	$545,027,233
Dorsey Wright Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$53,566,799	$-	$-	$53,566,799
Money Market Funds	130,261	7,950,797	-	8,081,058
Total Investments	$53,697,060	$7,950,797	$-	$61,647,857
NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$808,085,808	$-	$-	$808,085,808
Money Market Funds	123,259	31,248,661	-	31,371,920
Total Investments	$808,209,067	$31,248,661	$-	$839,457,728
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Dorsey Wright Basic Materials Momentum ETF	$90,734,270	$14,007,487	$104,741,757
Dorsey Wright Consumer Cyclicals Momentum ETF	87,495,985	-	87,495,985
Dorsey Wright Consumer Staples Momentum ETF	116,383,593	4,749,892	121,133,485
Dorsey Wright Energy Momentum ETF	178,286,226	33,936,456	212,222,682
Dorsey Wright Financial Momentum ETF	47,559,133	-	47,559,133

51

	No expiration
	Short-Term	Long-Term	Total*
Dorsey Wright Healthcare Momentum ETF	$331,245,006	$-	$331,245,006
Dorsey Wright Industrials Momentum ETF	143,699,957	-	143,699,957
Dorsey Wright Technology Momentum ETF	321,545,475	-	321,545,475
Dorsey Wright Utilities Momentum ETF	27,861,033	4,485,769	32,346,802
NASDAQ Internet ETF	68,045,802	106,212,340	174,258,142

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended October 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Dorsey Wright Basic Materials Momentum ETF	$22,323,148	$22,341,963
Dorsey Wright Consumer Cyclicals Momentum ETF	37,516,434	37,504,197
Dorsey Wright Consumer Staples Momentum ETF	39,370,607	39,334,360
Dorsey Wright Energy Momentum ETF	18,321,159	18,338,862
Dorsey Wright Financial Momentum ETF	48,358,491	48,124,340
Dorsey Wright Healthcare Momentum ETF	132,824,878	133,140,624
Dorsey Wright Industrials Momentum ETF	338,156,521	339,673,594
Dorsey Wright Technology Momentum ETF	530,525,918	531,106,847
Dorsey Wright Utilities Momentum ETF	20,384,134	20,281,245
NASDAQ Internet ETF	43,119,023	43,790,056
For the six months ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Dorsey Wright Basic Materials Momentum ETF	$-	$3,727,671
Dorsey Wright Consumer Cyclicals Momentum ETF	24,123,427	30,805,757
Dorsey Wright Consumer Staples Momentum ETF	13,202,491	13,239,024
Dorsey Wright Energy Momentum ETF	443,030	11,239,732
Dorsey Wright Financial Momentum ETF	11,730,832	18,687,451
Dorsey Wright Healthcare Momentum ETF	-	14,815,444
Dorsey Wright Industrials Momentum ETF	216,726,948	239,832,571
Dorsey Wright Technology Momentum ETF	273,584,871	343,311,642
Dorsey Wright Utilities Momentum ETF	3,862,707	28,462,400
NASDAQ Internet ETF	2,062,077	161,362,132
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Dorsey Wright Basic Materials Momentum ETF	$14,461,880	$(940,018)	$13,521,862	$47,047,207
Dorsey Wright Consumer Cyclicals Momentum ETF	4,259,897	(1,659,901)	2,599,996	58,126,994
Dorsey Wright Consumer Staples Momentum ETF	11,937,443	(2,545,029)	9,392,414	85,843,288
Dorsey Wright Energy Momentum ETF	8,275,511	(2,466,515)	5,808,996	46,679,643
Dorsey Wright Financial Momentum ETF	7,096,334	(2,300,735)	4,795,599	59,871,716
Dorsey Wright Healthcare Momentum ETF	22,023,517	(1,958,562)	20,064,955	109,869,842
Dorsey Wright Industrials Momentum ETF	91,983,143	(6,420,284)	85,562,859	376,015,180
Dorsey Wright Technology Momentum ETF	76,663,803	(11,050,040)	65,613,763	479,413,470

52

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Dorsey Wright Utilities Momentum ETF	$8,120,002	$(1,073,536)	$7,046,466	$54,601,391
NASDAQ Internet ETF	306,462,993	(69,530,589)	236,932,404	602,525,324
NOTE 7—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

53

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

54

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SEC-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2025
PPA	Invesco Aerospace & Defense ETF
UPGD	Invesco Bloomberg Analyst Rating Improvers ETF
PDP	Invesco Dorsey Wright Momentum ETF
PSP	Invesco Global Listed Private Equity ETF
PGJ	Invesco Golden Dragon China ETF
ERTH	Invesco MSCI Sustainable Future ETF
PBP	Invesco S&P 500 BuyWrite ETF
SPHQ	Invesco S&P 500® Quality ETF
CSD	Invesco S&P Spin-Off ETF
PHO	Invesco Water Resources ETF
PBW	Invesco WilderHill Clean Energy ETF

2

Invesco Aerospace & Defense ETF (PPA)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Aerospace & Defense-76.26%
AAR Corp.(b)(c)	253,730	$21,366,603
AeroVironment, Inc.(b)(c)	353,353	130,708,808
AIRO Group Holdings, Inc.(b)(c)	199,536	3,264,409
Axon Enterprise, Inc.(b)	271,442	198,757,976
Boeing Co. (The)(b)	2,446,383	491,771,911
BWX Technologies, Inc.	498,642	106,514,918
Cadre Holdings, Inc.	229,543	9,746,396
CAE, Inc. (Canada)(b)	2,269,669	63,686,912
Curtiss-Wright Corp.	183,977	109,600,618
Ducommun, Inc.(b)(c)	102,108	9,368,409
Elbit Systems Ltd. (Israel)	328,019	156,383,058
General Dynamics Corp.	949,608	327,519,799
General Electric Co.	1,723,654	532,522,903
HEICO Corp.(c)	351,633	111,738,419
Hexcel Corp.	522,076	37,276,226
Howmet Aerospace, Inc.	1,376,671	283,525,393
Huntington Ingalls Industries, Inc.	265,198	85,399,060
Karman Holdings, Inc.(b)(c)	647,990	54,586,678
Kratos Defense & Security Solutions, Inc.(b)(c)	1,194,503	108,221,972
L3Harris Technologies, Inc.	930,387	268,974,882
Leonardo DRS, Inc.(c)	1,732,605	63,344,039
Loar Holdings, Inc.(b)(c)	572,072	45,268,057
Lockheed Martin Corp.	977,981	481,049,294
Mercury Systems, Inc.(b)(c)	422,734	32,723,839
Moog, Inc., Class A(c)	144,908	29,684,404
Northrop Grumman Corp.	599,788	349,946,309
Redwire Corp.(b)(c)	609,598	4,797,536
Rocket Lab Corp.(b)(c)	1,034,778	65,170,319
RTX Corp.	3,254,428	580,915,398
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	828,344	30,391,941
StandardAero, Inc.(b)(c)	2,319,590	67,012,955
Textron, Inc.	968,561	78,269,414
TransDigm Group, Inc.	157,369	205,918,910
V2X, Inc.(b)	212,556	12,134,822
Voyager Technologies, Inc., Class A(b)(c)	275,011	8,409,836
Woodward, Inc.(c)	276,412	72,450,349
		5,238,422,772
Communications Equipment-0.47%
Viasat, Inc.(b)(c)	805,730	32,084,168
Diversified Telecommunication Services-0.08%
Iridium Communications, Inc.(c)	281,346	5,387,776
Electrical Equipment-2.30%
Eaton Corp. PLC	413,243	157,676,999
Electronic Equipment, Instruments & Components-5.01%
Amphenol Corp., Class A	1,468,804	204,663,149
Keysight Technologies, Inc.(b)	213,407	39,044,945
OSI Systems, Inc.(b)(c)	88,073	24,524,808
Teledyne Technologies, Inc.(b)(c)	102,865	54,191,339
TTM Technologies, Inc.(b)(c)	327,999	22,041,533
		344,465,774
	Shares	Value
Industrial Conglomerates-4.17%
Honeywell International, Inc.	1,423,892	$286,672,176
Machinery-3.48%
Oshkosh Corp.	144,389	17,801,720
Parker-Hannifin Corp.	286,577	221,475,303
		239,277,023
Metals & Mining-0.94%
ATI, Inc.(b)(c)	649,693	64,300,116
Professional Services-5.51%
Amentum Holdings, Inc.(b)(c)	1,089,724	24,420,715
BlackSky Technology, Inc.(b)(c)	250,193	5,284,076
Booz Allen Hamilton Holding Corp.	586,103	51,084,737
CACI International, Inc., Class A(b)(c)	140,076	78,757,731
KBR, Inc.(c)	652,660	27,959,954
Leidos Holdings, Inc.	594,020	113,142,989
Parsons Corp.(b)(c)	323,975	26,935,282
Planet Labs PBC(b)(c)	2,023,317	27,213,614
Science Applications International Corp.(c)	255,474	23,940,469
		378,739,567
Software-1.78%
C3.ai, Inc., Class A(b)(c)	185,812	3,266,575
Palantir Technologies, Inc., Class A(b)	594,206	119,120,477
		122,387,052
Total Common Stocks & Other Equity Interests (Cost $4,792,051,299)		6,869,413,423

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $2,486,010)	2,486,010	2,486,010
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $4,794,537,309)		6,871,899,433
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.32%
Invesco Private Government Fund, 4.13%(d)(e)(f)	101,392,001	101,392,001
Invesco Private Prime Fund, 4.30%(d)(e)(f)	263,894,007	263,973,175
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $365,366,891)		365,365,176
TOTAL INVESTMENTS IN SECURITIES-105.36% (Cost $5,159,904,200)		7,237,264,609
OTHER ASSETS LESS LIABILITIES-(5.36)%		(368,118,366)
NET ASSETS-100.00%		$6,869,146,243
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Aerospace & Defense ETF (PPA)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,020,998	$37,612,459	$(37,147,447)	$-	$-	$2,486,010	$89,122
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	96,657,557	509,067,812	(504,333,368)	-	-	101,392,001	1,893,486 *
Invesco Private Prime Fund	246,374,175	754,129,889	(736,545,396)	16,002	(1,495)	263,973,175	5,061,773 *
Total	$345,052,730	$1,300,810,160	$(1,278,026,211)	$16,002	$(1,495)	$367,851,186	$7,044,381

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-1.75%
Charter Communications, Inc., Class A(b)(c)	8,152	$1,906,264
Consumer Discretionary-17.13%
Airbnb, Inc., Class A(b)	17,369	2,197,873
Carvana Co.(b)	6,420	1,967,987
Genuine Parts Co.	15,865	2,019,773
Hyatt Hotels Corp., Class A(c)	15,834	2,175,750
Lowe’s Cos., Inc.	8,441	2,010,055
Marriott International, Inc., Class A	8,247	2,149,003
Pool Corp.	6,901	1,842,981
Ulta Beauty, Inc.(b)	4,207	2,187,135
Williams-Sonoma, Inc.	10,907	2,119,667
		18,670,224
Consumer Staples-8.99%
Archer-Daniels-Midland Co.	35,789	2,166,308
Clorox Co. (The)	17,924	2,015,733
Hormel Foods Corp.	75,786	1,636,220
J.M. Smucker Co. (The)	19,200	1,988,160
McCormick & Co., Inc.	31,061	1,992,874
		9,799,295
Health Care-9.84%
Baxter International, Inc.	89,433	1,651,828
Medtronic PLC	23,315	2,114,671
Mettler-Toledo International, Inc.(b)	1,650	2,336,878
Waters Corp.(b)	7,326	2,561,170
Zimmer Biomet Holdings, Inc.	20,533	2,064,798
		10,729,345
Industrials-26.93%
3M Co.	14,045	2,338,492
Allegion PLC	12,897	2,137,936
C.H. Robinson Worldwide, Inc.	17,948	2,763,812
Caterpillar, Inc.	5,168	2,983,280
Cummins, Inc.	5,485	2,400,675
Fastenal Co.	43,814	1,802,946
Graco, Inc.	25,480	2,083,500
Northrop Grumman Corp.	3,668	2,140,095
Old Dominion Freight Line, Inc.	14,447	2,028,648
PACCAR, Inc.	22,138	2,178,379
Rollins, Inc.	37,141	2,139,693
Snap-on, Inc.	6,728	2,257,580
United Rentals, Inc.	2,407	2,096,930
		29,351,966
Information Technology-23.72%
Cloudflare, Inc., Class A(b)	11,249	2,849,372
Cognizant Technology Solutions Corp., Class A	30,792	2,244,121
DocuSign, Inc.(b)	30,532	2,233,111
	Shares	Value
Information Technology-(continued)
F5, Inc.(b)	6,882	$1,741,490
Fair Isaac Corp.(b)	1,617	2,683,460
Gen Digital, Inc.	69,037	1,819,815
International Business Machines Corp.	8,962	2,755,008
NetApp, Inc.	20,044	2,360,782
Palantir Technologies, Inc., Class A(b)	13,930	2,792,547
Texas Instruments, Inc.	10,811	1,745,544
Zoom Communications, Inc., Class A(b)	30,116	2,627,019
		25,852,269
Materials-3.39%
International Paper Co.	46,172	1,784,086
RPM International, Inc.	17,480	1,910,214
		3,694,300
Utilities-8.14%
Alliant Energy Corp.	32,723	2,186,551
American Electric Power Co., Inc.	19,141	2,301,896
Southern Co. (The)(c)	22,896	2,153,140
WEC Energy Group, Inc.	19,956	2,229,684
		8,871,271
Total Common Stocks & Other Equity Interests (Cost $104,450,829)		108,874,934
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $35,021)	35,021	35,021
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $104,485,850)		108,909,955
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.32%
Invesco Private Government Fund, 4.13%(d)(e)(f)	1,003,614	1,003,614
Invesco Private Prime Fund, 4.30%(d)(e)(f)	2,610,491	2,611,274
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,615,051)		3,614,888
TOTAL INVESTMENTS IN SECURITIES-103.24% (Cost $108,100,901)		112,524,843
OTHER ASSETS LESS LIABILITIES-(3.24)%		(3,532,468)
NET ASSETS-100.00%		$108,992,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$99,437	$698,453	$(762,869)	$-	$-	$35,021	$902
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,821,775	30,118,943	(31,937,104)	-	-	1,003,614	47,540 *
Invesco Private Prime Fund	5,059,744	82,160,009	(84,608,662)	(163)	346	2,611,274	130,139 *
Total	$7,980,956	$112,977,405	$(117,308,635)	$(163)	$346	$3,649,909	$178,581

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dorsey Wright Momentum ETF (PDP)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-4.55%
Alphabet, Inc., Class A	51,846	$14,578,577
Liberty Media Corp.-Liberty Formula One(b)(c)	66,398	6,629,840
Meta Platforms, Inc., Class A	20,295	13,158,263
Netflix, Inc.(b)	12,025	13,454,291
Reddit, Inc., Class A(b)	28,988	6,057,043
Roblox Corp., Class A(b)	76,016	8,644,540
		62,522,554
Consumer Discretionary-7.84%
AutoZone, Inc.(b)	1,712	6,290,624
Booking Holdings, Inc.	1,263	6,413,186
Carvana Co.(b)	72,754	22,302,011
DoorDash, Inc., Class A(b)	41,530	10,563,986
Garmin Ltd.	30,407	6,505,274
Ollie’s Bargain Outlet Holdings, Inc.(b)	53,588	6,473,966
Ralph Lauren Corp.	24,627	7,872,267
Royal Caribbean Cruises Ltd.	62,895	18,040,173
Tapestry, Inc.	76,147	8,362,464
Tesla, Inc.(b)	17,179	7,843,244
Williams-Sonoma, Inc.	36,939	7,178,725
		107,845,920
Consumer Staples-2.40%
Casey’s General Stores, Inc.	13,860	7,112,814
Celsius Holdings, Inc.(b)	135,748	8,176,102
Performance Food Group Co.(b)	97,138	9,397,130
US Foods Holding Corp.(b)	114,265	8,297,924
		32,983,970
Financials-11.32%
Ares Management Corp., Class A	81,458	12,113,619
Evercore, Inc., Class A	30,068	8,856,830
Goldman Sachs Group, Inc. (The)	8,842	6,979,609
Houlihan Lokey, Inc.	45,474	8,143,484
Interactive Brokers Group, Inc., Class A	139,798	9,836,187
Intercontinental Exchange, Inc.	41,699	6,100,147
Jefferies Financial Group, Inc.	110,704	5,848,492
KKR & Co., Inc., Class A	77,787	9,204,536
Mastercard, Inc., Class A	62,317	34,398,361
Primerica, Inc.(c)	29,016	7,540,388
Robinhood Markets, Inc., Class A(b)	236,619	34,730,937
SoFi Technologies, Inc.(b)(c)	404,442	12,003,839
		155,756,429
Health Care-9.83%
Alnylam Pharmaceuticals, Inc.(b)	16,764	7,645,055
BridgeBio Pharma, Inc.(b)(c)	132,558	8,303,433
Doximity, Inc., Class A(b)	109,302	7,213,932
Ensign Group, Inc. (The)	59,539	10,722,974
Hims & Hers Health, Inc.(b)(c)	377,592	17,165,332
Insmed, Inc.(b)	131,247	24,884,431
Medpace Holdings, Inc.(b)	52,731	30,842,889
Natera, Inc.(b)	51,246	10,194,367
Tenet Healthcare Corp.(b)	88,432	18,260,324
		135,232,737
Industrials-33.37%
AECOM	52,474	7,049,882
	Shares	Value
Industrials-(continued)
AeroVironment, Inc.(b)	24,677	$9,128,269
API Group Corp.(b)	350,677	12,911,927
Armstrong World Industries, Inc.	34,928	6,651,339
Axon Enterprise, Inc.(b)	22,653	16,587,206
Bloom Energy Corp., Class A(b)(c)	157,423	20,805,024
BWX Technologies, Inc.	47,961	10,244,949
Caterpillar, Inc.	15,956	9,210,761
Comfort Systems USA, Inc.	38,758	37,423,950
Curtiss-Wright Corp.	18,770	11,181,852
Dycom Industries, Inc.(b)	26,753	7,699,246
Eaton Corp. PLC	19,592	7,475,524
EMCOR Group, Inc.	24,447	16,520,794
Federal Signal Corp.	66,164	7,809,337
GE Vernova, Inc.	19,887	11,636,679
General Electric Co.	32,930	10,173,723
Howmet Aerospace, Inc.	132,814	27,353,043
Kratos Defense & Security Solutions, Inc.(b)(c)	222,268	20,137,481
Leidos Holdings, Inc.	39,211	7,468,519
Leonardo DRS, Inc.	251,220	9,184,603
MasTec, Inc.(b)	42,760	8,729,882
Parker-Hannifin Corp.	10,556	8,157,993
Quanta Services, Inc.	58,346	26,204,939
Rocket Lab Corp.(b)(c)	630,877	39,732,633
Rollins, Inc.	578,884	33,349,507
SPX Technologies, Inc.(b)	45,901	10,276,775
Sterling Infrastructure, Inc.(b)(c)	25,400	9,598,660
Trane Technologies PLC	60,963	27,351,050
United Airlines Holdings, Inc.(b)	66,893	6,290,618
United Rentals, Inc.	17,311	15,080,997
Woodward, Inc.	28,789	7,545,885
		458,973,047
Information Technology-26.24%
Amphenol Corp., Class A	286,943	39,982,638
AppLovin Corp., Class A(b)	63,948	40,755,979
Arista Networks, Inc.(b)	135,014	21,290,358
Broadcom, Inc.	110,297	40,769,080
Cadence Design Systems, Inc.(b)	92,112	31,197,413
Ciena Corp.(b)	55,266	10,496,119
Cloudflare, Inc., Class A(b)	45,269	11,466,638
Credo Technology Group Holding Ltd.(b)	68,933	12,933,209
Guidewire Software, Inc.(b)	33,223	7,762,222
IonQ, Inc.(b)(c)	139,754	8,717,854
Jabil, Inc.	60,032	13,260,468
KLA Corp.	22,589	27,304,228
Lam Research Corp.	56,896	8,958,844
Micron Technology, Inc.	41,141	9,206,122
Microsoft Corp.	27,794	14,392,011
Oracle Corp.	74,123	19,465,441
Pegasystems, Inc.	117,797	7,497,779
PTC, Inc.(b)	33,767	6,704,100
Rambus, Inc.(b)	71,521	7,355,220
Seagate Technology Holdings PLC	37,414	9,573,494
Western Digital Corp.	78,575	11,802,751
		360,891,968
Materials-2.26%
CRH PLC	64,962	7,736,974
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dorsey Wright Momentum ETF (PDP)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
MP Materials Corp.(b)(c)	256,749	$16,198,294
Newmont Corp.	88,534	7,168,598
		31,103,866
Real Estate-0.46%
CBRE Group, Inc., Class A(b)	41,757	6,365,019
Utilities-1.76%
Oklo, Inc.(b)(c)	131,079	17,403,359
Talen Energy Corp.(b)	16,885	6,750,285
		24,153,644
Total Common Stocks & Other Equity Interests (Cost $1,118,415,472)		1,375,829,154
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $863,163)	863,163	863,163
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $1,119,278,635)		1,376,692,317
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.78%
Invesco Private Government Fund, 4.13%(d)(e)(f)	41,251,392	$41,251,392
Invesco Private Prime Fund, 4.30%(d)(e)(f)	106,976,048	107,008,141
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $148,259,967)		148,259,533
TOTAL INVESTMENTS IN SECURITIES-110.87% (Cost $1,267,538,602)		1,524,951,850
OTHER ASSETS LESS LIABILITIES-(10.87)%		(149,483,538)
NET ASSETS-100.00%		$1,375,468,312

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$688,015	$7,499,653	$(7,324,505)	$-	$-	$863,163	$23,640
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,934,378	177,026,973	(145,709,959)	-	-	41,251,392	400,715 *
Invesco Private Prime Fund	25,842,465	402,029,921	(320,868,189)	(94)	4,038	107,008,141	1,097,146 *
Total	$36,464,858	$586,556,547	$(473,902,653)	$(94)	$4,038	$149,122,696	$1,521,501

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global Listed Private Equity ETF (PSP)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-92.24%
Capital Markets-70.09%
3i Group PLC (United Kingdom)	305,780	$17,697,708
Alaris Equity Partners Income (Canada)(b)	127,536	1,782,218
Ares Capital Corp.(b)	418,367	8,513,769
Bain Capital Specialty Finance, Inc., BDC(b)	54,465	766,323
Blackstone Secured Lending Fund(b)	87,475	2,312,839
Blackstone, Inc., Class A	95,393	13,988,430
Blue Owl Capital Corp., BDC(b)	238,066	3,099,619
Blue Owl Capital, Inc.(b)	911,516	14,374,607
Bridgepoint Group PLC (United Kingdom)(b)(c)	1,731,931	6,860,030
Capital Southwest Corp., BDC(b)	37,172	755,335
Carlyle Group, Inc. (The)(b)	160,653	8,566,018
Carlyle Secured Lending, Inc., BDC(b)	61,890	782,290
Chrysalis Investments Ltd. (Guernsey)(b)(d)	1,610,185	2,573,245
CVC Capital Partners PLC (Luxembourg)(c)	848,861	14,196,416
EQT AB (Sweden)(b)	457,786	15,832,896
Fairfax India Holdings Corp. (India)(c)(d)	193,640	3,291,880
FS KKR Capital Corp., BDC(b)	141,225	2,131,085
Georgia Capital PLC (Georgia)(d)	53,718	1,828,257
Gimv N.V. (Belgium)	79,428	4,294,735
Gladstone Investment Corp.	60,061	830,043
Goldman Sachs BDC, Inc., BDC(b)	74,604	744,548
Golub Capital BDC, Inc.(b)	115,724	1,630,551
Hamilton Lane, Inc., Class A	46,727	5,325,009
Hercules Capital, Inc.	44,382	795,325
Integral Corp. (Japan)(b)	70,109	1,552,844
IP Group PLC (United Kingdom)(d)	2,143,269	1,703,466
JAFCO Group Co. Ltd. (Japan)	144,384	2,257,523
Kayne Anderson BDC, Inc.(b)	56,223	807,362
KKR & Co., Inc., Class A	119,647	14,157,830
Main Street Capital Corp.(b)	51,321	2,921,191
Molten Ventures PLC (United Kingdom)(d)	521,647	3,183,968
Morgan Stanley Direct Lending Fund(b)	47,494	805,023
Mutares SE & Co. KGaA (Germany)(b)	49,052	1,567,956
New Mountain Finance Corp., BDC(b)	80,364	777,120
Oaktree Specialty Lending Corp.(b)	61,093	851,636
Onex Corp. (Canada)	118,390	10,308,375
P10, Inc., Class A(b)	70,944	720,791
Partners Group Holding AG (Switzerland)	12,113	14,870,742
Patria Investments Ltd., Class A (Cayman Islands)(b)	184,866	2,693,498
PennantPark Floating Rate Capital Ltd., BDC(b)	83,184	759,470
Petershill Partners PLC (United Kingdom)(c)	1,872,182	7,663,130
Ratos AB, Class B (Sweden)	686,018	2,777,556
Sixth Street Specialty Lending, Inc.(b)	34,511	780,639
SLR Investment Corp., BDC(b)	51,106	780,389
StepStone Group, Inc., Class A	98,100	5,972,328
STIC Investments, Inc. (South Korea)	113,819	830,546
TPG, Inc.(b)	277,099	15,251,529
Trinity Capital, Inc., BDC(b)	52,586	793,523
Woori Technology Investment Co. Ltd. (South Korea)(d)	213,760	1,342,459
		229,104,070
Consumer Staples Distribution & Retail-1.40%
Sonae SGPS S.A. (Portugal)	2,801,196	4,569,895
	Shares	Value
Diversified Consumer Services-1.40%
Graham Holdings Co., Class B	4,526	$4,580,900
Financial Services-16.21%
Cannae Holdings, Inc.	45,543	814,309
Compass Diversified Holdings	117,235	747,959
Eurazeo SE (France)	162,554	11,095,875
HAL Trust (Netherlands)	91,407	14,365,961
Kinnevik AB, Class B (Sweden)(b)(d)	684,284	6,463,292
Sofina S.A. (Belgium)(b)	49,325	13,575,446
Wendel SE (France)	63,156	5,935,819
		52,998,661
Industrial Conglomerates-2.01%
Brookfield Business Corp., Class A (Canada)(b)	100,776	3,676,743
Italmobiliare S.p.A. (Italy)(b)	76,952	2,894,497
		6,571,240
Interactive Media & Services-0.68%
IAC, Inc.(b)(d)	68,847	2,218,250
IT Services-0.45%
Digital Garage, Inc. (Japan)	68,817	1,470,516
Total Common Stocks & Other Equity Interests (Cost $263,886,131)		301,513,532

Closed-End Funds-7.58%
Destiny Tech100, Inc.(b)(d)	33,055	944,712
HBM Healthcare Investments AG (Switzerland)	11,437	2,857,226
HgCapital Trust PLC (United Kingdom)(b)	1,140,710	7,205,313
NB Private Equity Partners Ltd. (Guernsey)(b)	87,665	1,730,798
Oakley Capital Investments Ltd. (Bermuda)	442,942	3,259,413
Pantheon International PLC (United Kingdom)(b)(d)	1,130,494	5,376,769
Partners Group Private Equity Ltd. (Guernsey)(b)	137,206	1,655,156
Schiehallion Fund Ltd. (The) (Guernsey)(c)(d)	699,563	846,720
Syncona Ltd. (United Kingdom)(d)	665,815	885,528
Total Closed-End Funds (Cost $22,222,326)		24,761,635

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(e)(f) (Cost $39,813)	39,813	39,813
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $286,148,270)		326,314,980
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.27%
Invesco Private Government Fund, 4.13%(e)(f)(g)	23,838,775	23,838,775
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global Listed Private Equity ETF (PSP)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.30%(e)(f)(g)	62,014,249	$62,032,853
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $85,872,906)		85,871,628
TOTAL INVESTMENTS IN SECURITIES-126.10% (Cost $372,021,176)		412,186,608
OTHER ASSETS LESS LIABILITIES-(26.10)%		(85,305,835)
NET ASSETS-100.00%		$326,880,773

Investment Abbreviations:
BDC	-Business Development Company

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $32,858,176, which represented 10.05% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,353,059	$(11,313,246)	$-	$-	$39,813	$5,046
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,792,924	88,994,356	(84,948,505)	-	-	23,838,775	375,217 *
Invesco Private Prime Fund	51,480,411	185,874,397	(175,323,900)	1,430	515	62,032,853	1,005,635 *
Total	$71,273,335	$286,221,812	$(271,585,651)	$1,430	$515	$85,911,441	$1,385,898

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	15.46%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Golden Dragon China ETF (PGJ)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-22.18%
Autohome, Inc., ADR	51,795	$1,305,234
Baidu, Inc., ADR(b)	97,208	11,749,531
Bilibili, Inc., ADR(b)(c)	90,265	2,730,516
DouYu International Holdings Ltd., ADR	10,362	71,187
Hello Group, Inc., ADR	133,082	903,627
HUYA, Inc., ADR	72,744	200,046
iQIYI, Inc., ADR(b)	402,293	929,297
LZ Technology Holdings Ltd., B Shares(b)(c)	99,321	337,691
NetEase, Inc., ADR	43,825	6,139,882
Sohu.com Ltd., ADR(b)	23,704	353,190
So-Young International, Inc., ADR(c)	61,337	178,491
Tencent Music Entertainment Group, ADR	395,599	8,829,770
Weibo Corp., ADR	69,823	759,674
Zhihu, Inc., ADR(b)	31,781	138,247
		34,626,383
Consumer Discretionary-51.32%
51 Talk Online Education Group, ADR(b)	2,921	143,129
Alibaba Group Holding Ltd., ADR	88,421	15,069,591
Atour Lifestyle Holdings Ltd., ADR	74,122	2,887,793
ATRenew, Inc., ADR(b)	105,585	408,614
Baozun, Inc., ADR(b)(c)	35,716	117,148
Cango, Inc., ADR(b)(c)	84,016	336,904
Chagee Holdings Ltd., ADR(b)	12,947	202,620
ECARX Holdings, Inc.(b)(c)	248,701	621,752
Epsium Enterprise Ltd.(b)(c)	10,296	136,628
Gaotu Techedu, Inc., ADR(b)	116,217	332,381
H World Group Ltd., ADR	106,685	4,118,041
Hesai Group, ADR(b)	7,759	184,121
JD.com, Inc., ADR	350,466	11,579,397
Li Auto, Inc., ADR(b)(c)	157,627	3,286,523
MINISO Group Holding Ltd., ADR(c)	22,735	484,483
New Oriental Education & Technology Group, Inc., ADR(b)(c)	79,019	4,707,162
NIO, Inc., ADR(b)	935,484	6,782,259
Niu Technologies, ADR(b)	38,923	163,477
QuantaSing Group Ltd., ADR(b)(c)	20,074	143,730
SunCar Technology Group, Inc., Class A (Hong Kong)(b)(c)	42,913	81,106
TAL Education Group, ADR(b)	317,848	3,896,816
Viomi Technology Co. Ltd., ADR	31,667	99,118
Vipshop Holdings Ltd., ADR	313,959	5,491,143
WeRide, Inc., ADR(b)	180,341	1,924,238
XPeng, Inc., ADR(b)(c)	170,281	3,999,901
Youdao, Inc., ADR(b)(c)	28,747	301,556
Yum China Holdings, Inc.	266,922	11,547,046
ZEEKR Intelligent Technology Holding Ltd., ADR(b)	37,734	1,076,551
		80,123,228
Consumer Staples-1.22%
DingDong (Cayman) Ltd., ADR(b)	107,836	198,418
RLX Technology, Inc., ADR	539,892	1,317,337
Yatsen Holding Ltd., ADR(b)	55,140	391,494
		1,907,249
Financials-4.69%
AIFU, Inc., A Shares(b)	12,160	54,477
	Shares	Value
Financials-(continued)
FinVolution Group, ADR	148,386	$906,638
Jiayin Group, Inc., ADR	12,942	122,302
LexinFintech Holdings Ltd., ADR	113,500	547,070
Lufax Holding Ltd., ADR(b)	211,067	658,529
Metalpha Technology Holding Ltd.(b)	30,279	91,443
Noah Holdings Ltd., ADR	31,760	358,570
Qifu Technology, Inc., ADR	92,484	2,233,489
Qudian, Inc., ADR(b)	153,344	732,984
Up Fintech Holding Ltd., ADR(b)	104,066	1,121,832
Waterdrop, Inc., ADR(c)	112,565	198,114
X Financial, ADR(c)	17,572	219,474
Yiren Digital Ltd., ADR	13,946	77,819
		7,322,741
Health Care-1.76%
BGM Group Ltd.(b)(c)	162,084	1,572,215
China SXT Pharmaceuticals, Inc.(b)(c)	88,936	126,289
Zai Lab Ltd., ADR(b)(c)	36,659	957,900
Zhengye Biotechnology Holding Ltd.(b)	36,155	88,941
		2,745,345
Industrials-9.73%
EHang Holdings Ltd., ADR(b)(c)	39,861	733,841
eLong Power Holding Ltd.(b)(c)	39,615	12,827
Full Truck Alliance Co. Ltd., ADR	457,348	5,945,524
HUHUTECH International Group Inc.(b)	16,234	103,086
Kanzhun Ltd., ADR	252,683	5,599,455
ZJK Industrial Co. Ltd.(b)(c)	47,044	124,196
ZTO Express (Cayman), Inc., ADR	143,538	2,668,372
		15,187,301
Information Technology-5.93%
Agora, Inc., ADR(b)	56,037	198,931
Canadian Solar, Inc. (Canada)(b)(c)	51,353	1,066,088
Daqo New Energy Corp., ADR(b)	56,774	1,854,239
GDS Holdings Ltd., ADR(b)(c)	77,074	2,751,542
JinkoSolar Holding Co. Ltd., ADR	28,830	723,921
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	21,401	269,653
Lianhe Sowell International Group Ltd.(b)(c)	39,865	68,169
MicroAlgo, Inc.(b)(c)	9,537	93,081
Next Technology Holding, Inc.(b)(c)	1,752	32,377
Pony AI, Inc., ADR(b)(c)	15,334	286,439
Tuya, Inc., ADR	168,978	385,270
Vnet Group, Inc., ADR(b)	112,119	1,166,038
Xunlei Ltd., ADR(b)(c)	40,425	360,187
		9,255,935
Real Estate-3.17%
KE Holdings, Inc., ADR	290,511	4,953,212
Total Common Stocks & Other Equity Interests (Cost $181,090,564)		156,121,394
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Golden Dragon China ETF (PGJ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $131,909)	131,909	$131,909
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $181,222,473)		156,253,303
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.90%
Invesco Private Prime Fund, 4.30%(d)(e)(f) (Cost $23,260,225)	23,253,249	23,260,225
TOTAL INVESTMENTS IN SECURITIES-114.98% (Cost $204,482,698)		179,513,528
OTHER ASSETS LESS LIABILITIES-(14.98)%		(23,384,135)
NET ASSETS-100.00%		$156,129,393

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$106,162	$5,368,560	$(5,342,813)	$-	$-	$131,909	$5,464
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,756,612	73,370,484	(77,127,096)	-	-	-	112,087 *
Invesco Private Prime Fund	9,893,211	172,067,232	(158,700,009)	-	(209)	23,260,225	303,184 *
Total	$13,755,985	$250,806,276	$(241,169,918)	$-	$(209)	$23,392,134	$420,735

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco MSCI Sustainable Future ETF (ERTH)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Automobile Components-0.04%
TYC Brother Industrial Co. Ltd. (Taiwan)	41,000	$63,786
Automobiles-21.85%
BYD Co. Ltd., A Shares (China)	86,300	1,223,805
BYD Co. Ltd., H Shares (China)(b)	459,842	5,939,893
Li Auto, Inc., A Shares (China)(c)	329,928	3,422,960
Lucid Group, Inc.(b)(c)	32,188	571,337
NIO, Inc., A shares (China)(b)(c)	487,722	3,525,740
OLA Electric Mobility Ltd. (India)(c)	292,911	165,337
Polestar Automotive Holding UK PLC, ADR (Hong Kong)(b)(c)	106,559	90,032
Rivian Automotive, Inc., Class A(b)(c)	205,152	2,783,913
Seres Group Co. Ltd. (China)	25,900	565,601
Tesla, Inc.(c)	19,904	9,087,370
XPeng, Inc. (China)(c)	329,672	3,839,917
Zhejiang Leapmotor Technology Co. Ltd. (China)(c)(d)	132,872	995,091
		32,210,996
Building Products-4.61%
Advanced Drainage Systems, Inc.	19,525	2,734,476
Kingspan Group PLC (Ireland)	40,916	3,067,843
Recticel S.A. (Belgium)(b)	11,325	111,718
Rockwool A/S (Denmark)	25,489	874,667
		6,788,704
Chemicals-0.10%
Finolex Industries Ltd. (India)	66,120	139,822
Commercial Services & Supplies-0.46%
China Everbright Environment Group Ltd. (China)(b)	971,134	600,752
Zhejiang Weiming Environment Protection Co. Ltd. (China)	27,200	82,761
		683,513
Construction & Engineering-0.53%
China Conch Venture Holdings Ltd. (China)	377,611	472,041
Inox Green Energy Services Ltd. (India)(c)	29,248	87,720
Sterling and Wilson Renewable Energy Ltd. (India)(c)(d)	29,798	73,653
Waaree Renewable Technologies Ltd. (India)	6,923	96,693
West Holdings Corp. (Japan)	5,520	52,816
		782,923
Diversified REITs-1.66%
American Assets Trust, Inc.	13,029	248,984
Merlin Properties SOCIMI S.A. (Spain)	104,492	1,629,995
Sekisui House Reit, Inc. (Japan)(b)	1,098	565,308
		2,444,287
Electrical Equipment-17.23%
Array Technologies, Inc.(c)	40,521	350,912
Contemporary Amperex Technology Co. Ltd. (China)(b)	18,589	1,329,984
Contemporary Amperex Technology Co. Ltd., A Shares (China)	69,800	3,816,320
CS Wind Corp. (South Korea)	6,741	205,861
Energiekontor AG (Germany)	1,792	70,015
	Shares	Value
Electrical Equipment-(continued)
Goldwind Science & Technology Co. Ltd., A Shares (China)	55,000	$121,450
Inox Wind Ltd. (India)(c)	206,581	360,818
Kempower OYJ (Finland)(b)(c)	5,919	103,426
LG Energy Solution Ltd. (South Korea)(c)	12,375	4,096,709
Nextracker, Inc., Class A(c)	39,101	3,957,803
Nordex SE (Germany)(b)(c)	34,361	1,016,071
Olectra Greentech Ltd. (India)	10,934	190,587
Plug Power, Inc.(b)(c)	273,653	736,127
PNE AG (Germany)(b)	6,880	85,118
REPT BATTERO Energy Co., Ltd. (China)(c)	81,527	146,262
Shoals Technologies Group, Inc., Class A(b)(c)	44,406	466,707
Signify N.V.	33,924	813,148
Sungrow Power Supply Co. Ltd., A Shares (China)	32,920	878,323
Sunrun, Inc.(b)(c)	57,380	1,191,209
Vestas Wind Systems A/S (Denmark)(b)	266,911	5,466,824
		25,403,674
Electronic Equipment, Instruments & Components-1.01%
Badger Meter, Inc.	7,779	1,403,720
China Railway Signal & Communication Corp. Ltd. (China)	115,000	85,826
		1,489,546
Food Products-1.74%
Darling Ingredients, Inc.(c)	41,768	1,338,664
Grieg Seafood ASA (Norway)(b)(c)	12,980	87,030
SalMar ASA (Norway)	17,684	994,237
SLC Agricola S.A. (Brazil)	47,190	141,522
		2,561,453
Ground Transportation-1.41%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	779,700	568,569
BTS Group Holdings PCL, Wts., expiring 11/20/2026 (Thailand)(c)	1	0
MTR Corp. Ltd. (Hong Kong)(b)	411,813	1,510,494
		2,079,063
Household Durables-2.68%
Beazer Homes USA, Inc.(c)	7,669	171,785
Berkeley Group Holdings PLC (The) (United Kingdom)	25,855	1,369,819
KB Home	17,985	1,122,624
Meritage Homes Corp.	18,927	1,278,708
		3,942,936
Independent Power and Renewable Electricity Producers-5.64%
ACEN Corp. (Philippines)	2,541,148	100,024
Acme Solar Holdings Ltd. (India)	32,239	102,196
Boralex, Inc., Class A (Canada)(b)	23,201	466,289
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)	633,408	193,936
China Longyuan Power Group Corp. Ltd., H Shares (China)(b)	655,711	607,130
China Three Gorges Renewables (Group) Co. Ltd., A Shares (China)	456,900	272,956
Concord New Energy Group Ltd. (Hong Kong)	1,291,329	63,983
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
EDP Renovaveis S.A. (Spain)(b)	83,363	$1,220,464
Energix-Renewable Energies Ltd. (Israel)(b)	73,404	339,462
Enlight Renewable Energy Ltd. (Israel)(c)	31,864	1,109,015
ERG S.p.A. (Italy)(b)	13,975	360,986
Grenergy Renovables S.A. (Spain)(c)	3,796	327,711
HD Renewable Energy Co. Ltd. (Taiwan)	22,983	96,884
KPI Green Energy Ltd. (India)(d)	23,658	142,525
Ormat Technologies, Inc.	15,183	1,615,016
Scatec ASA (South Africa)(c)(d)	33,770	356,634
Serena Energia S.A. (Brazil)(c)	66,291	154,490
Solaria Energia y Medio Ambiente S.A. (Spain)(c)	21,637	374,670
Voltalia S.A. (France)(b)(c)	10,464	86,234
Xinyi Energy Holdings Ltd. (China)(b)	556,996	90,924
XPLR Infrastructure L.P.	23,791	234,579
		8,316,108
Industrial REITs-1.80%
CRE Logistics REIT, Inc. (Japan)	151	153,908
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)	381	305,355
Nippon Prologis REIT, Inc. (Japan)	1,774	1,032,177
Tritax Big Box REIT PLC (United Kingdom)	590,695	1,166,200
		2,657,640
IT Services-1.18%
GDS Holdings Ltd., A Shares (China)(c)	276,546	1,231,876
Kingsoft Cloud Holdings Ltd., H shares (China)(b)(c)	611,861	513,836
		1,745,712
Machinery-1.97%
Alstom S.A. (France)(c)	91,727	2,296,957
Energy Recovery, Inc.(c)	14,519	248,420
Stadler Rail AG (Switzerland)	14,610	359,153
		2,904,530
Metals & Mining-0.54%
Century Iron and Steel Industrial Co. Ltd. (Taiwan)	47,000	233,806
Sigma Lithium Corp. (Brazil)(b)(c)	15,717	102,003
Sims Ltd.	43,627	455,356
		791,165
Office REITs-6.30%
Brandywine Realty Trust(b)	46,076	158,041
Centuria Office REIT (Australia)(b)	103,135	79,654
Colonial SFL Socimi S.A. (Spain)	74,989	475,151
Cousins Properties, Inc.	44,332	1,149,529
Covivio S.A. (France)	14,825	952,420
Douglas Emmett, Inc.(b)	44,202	571,974
Embassy Office Parks REIT (India)	225,608	1,090,045
Gecina S.A. (France)	12,184	1,133,798
Global One Real Estate Investment Corp. (Japan)	266	244,658
Japan Excellent, Inc. (Japan)(b)	292	278,802
Keppel REIT (Singapore)	721,548	582,284
Mori Hills REIT Investment Corp. (Japan)	382	362,480
Paramount Group, Inc.(b)(c)	46,586	304,672
	Shares	Value
Office REITs-(continued)
Piedmont Realty Trust, Inc., Class A	33,144	$267,141
Vornado Realty Trust(b)	43,057	1,633,583
		9,284,232
Oil, Gas & Consumable Fuels-0.24%
REX American Resources Corp.(c)	7,897	252,941
Verbio SE (Germany)(b)	5,924	105,365
		358,306
Paper & Forest Products-1.82%
Canfor Corp. (Canada)(c)	15,620	136,340
Suzano S.A. (Brazil)	183,900	1,669,567
West Fraser Timber Co. Ltd. (Canada)	14,243	870,143
		2,676,050
Real Estate Management & Development-0.26%
Lighthouse Properties PLC (Mauritius)	305,572	142,295
Mahindra Lifespace Developers Ltd. (India)	28,406	123,526
Platzer Fastigheter Holding AB, Class B (Sweden)	15,974	122,728
		388,549
Residential REITs-0.26%
Elme Communities	23,417	385,210
Retail REITs-8.88%
AEON REIT Investment Corp. (Japan)	419	354,863
CapitaLand Integrated Commercial Trust (Singapore)	1,550,509	2,819,136
Eurocommercial Properties N.V. (Netherlands)	11,800	352,823
First Capital REIT (Canada)(b)	27,631	370,938
Frasers Centrepoint Trust (Singapore)	350,130	629,496
Japan Metropolitan Fund Investment Corp. (Japan)	1,904	1,473,408
Klepierre S.A. (France)	56,944	2,179,132
Lendlease Global Commercial REIT (Singapore)	456,299	224,359
Mapletree Pan Asia Commercial Trust (Singapore)	625,964	692,624
Mercialys S.A. (France)	24,939	304,705
SmartCentres REIT (Canada)(b)	19,216	364,804
Unibail-Rodamco-Westfield (France)	32,163	3,330,233
		13,096,521
Semiconductors & Semiconductor Equipment-12.43%
CSI Solar Co., Ltd. (China)	58,781	128,042
Duk San Neolux Co. Ltd. (South Korea)(c)	3,638	107,199
Enphase Energy, Inc.(b)(c)	34,647	1,057,080
First Solar, Inc.(c)	26,946	7,192,965
Flat Glass Group Co. Ltd., A Shares (China)	30,300	78,887
JA Solar Technology Co. Ltd., A Shares (China)(c)	52,708	104,292
Jinko Solar Co. Ltd., A Shares (China)(c)	160,000	130,674
JinkoSolar Holding Co. Ltd., ADR (China)(b)	8,257	207,333
LONGi Green Energy Technology Co. Ltd., A Shares (China)(c)	121,072	359,161
NVIDIA Corp.	36,708	7,433,003
SMA Solar Technology AG (Germany)(c)	3,986	119,707
SolarEdge Technologies, Inc.(b)(c)	15,684	550,352
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares (China)(c)	64,400	85,651
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Trina Solar Co. Ltd. (China)(c)	34,800	$99,601
Websol Energy System Ltd. (India)(c)	7,871	107,730
Xinyi Solar Holdings Ltd. (China)(b)	1,204,967	555,127
		18,316,804
Software-0.11%
Tuya, Inc., ADR (China)	71,844	163,804
Specialized REITs-4.64%
Digital Realty Trust, Inc.	40,178	6,846,733
Transportation Infrastructure-0.32%
Taiwan High Speed Rail Corp. (Taiwan)	523,000	464,861
Water Utilities-0.23%
Beijing Enterprises Water Group Ltd. (China)	1,066,611	342,747
Total Common Stocks & Other Equity Interests (Cost $157,637,463)		147,329,675

Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(e)(f) (Cost $205,588)	205,588	205,588
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $157,843,051)		147,535,263
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.97%
Invesco Private Government Fund, 4.13%(e)(f)(g)	4,899,388	$4,899,388
Invesco Private Prime Fund, 4.30%(e)(f)(g)	12,750,294	12,754,119
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,653,507)		17,653,507
TOTAL INVESTMENTS IN SECURITIES-112.05% (Cost $175,496,558)		165,188,770
OTHER ASSETS LESS LIABILITIES-(12.05)%		(17,767,599)
NET ASSETS-100.00%		$147,421,171

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $1,567,903, which represented 1.06% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$201,797	$7,210,079	$(7,206,288)	$-	$-	$205,588	$5,566
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,622,213	$26,906,946	$(30,629,771)	$-	$-	$4,899,388	$141,435 *
Invesco Private Prime Fund	22,451,072	60,093,571	(69,792,626)	1,601	501	12,754,119	382,676 *
Total	$31,275,082	$94,210,596	$(107,628,685)	$1,601	$501	$17,859,095	$529,677

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:
China	22.24%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500 BuyWrite ETF (PBP)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-104.02%
Communication Services-10.49%
Alphabet, Inc., Class A	31,572	$8,877,731
Alphabet, Inc., Class C	25,352	7,144,701
AT&T, Inc.	38,810	960,548
Charter Communications, Inc., Class A(b)	505	118,089
Comcast Corp., Class A	19,988	556,366
Electronic Arts, Inc.	1,224	244,874
Fox Corp., Class A	1,139	73,636
Fox Corp., Class B	806	47,079
Interpublic Group of Cos., Inc. (The)	1,987	50,986
Live Nation Entertainment, Inc.(b)	855	127,848
Match Group, Inc.	1,307	42,268
Meta Platforms, Inc., Class A	11,773	7,633,025
Netflix, Inc.(b)	2,307	2,581,210
News Corp., Class A	2,044	54,166
News Corp., Class B	678	20,659
Omnicom Group, Inc.	1,052	78,921
Paramount Skydance Corp.	1,675	25,778
Take-Two Interactive Software, Inc.(b)	940	240,988
TKO Group Holdings, Inc.	373	70,273
T-Mobile US, Inc.	2,627	551,801
Trade Desk, Inc. (The), Class A(b)	2,419	121,627
Verizon Communications, Inc.	22,884	909,410
Walt Disney Co. (The)	9,758	1,098,946
Warner Bros. Discovery, Inc.(b)	13,438	301,683
		31,932,613
Consumer Discretionary-10.96%
Airbnb, Inc., Class A(b)	2,330	294,838
Amazon.com, Inc.(b)	52,682	12,865,998
Aptiv PLC(b)	1,181	95,779
AutoZone, Inc.(b)	91	334,373
Best Buy Co., Inc.	1,067	87,643
Booking Holdings, Inc.	177	898,760
Carnival Corp.(b)	5,893	169,895
Chipotle Mexican Grill, Inc.(b)	7,277	230,608
D.R. Horton, Inc.	1,506	224,515
Darden Restaurants, Inc.	635	114,395
Deckers Outdoor Corp.(b)	805	65,608
Domino’s Pizza, Inc.	171	68,137
DoorDash, Inc., Class A(b)	2,007	510,521
eBay, Inc.	2,479	201,568
Expedia Group, Inc.	641	141,020
Ford Motor Co.	21,217	278,579
Garmin Ltd.	887	189,765
General Motors Co.	5,167	356,988
Genuine Parts Co.	756	96,246
Hasbro, Inc.	724	55,248
Hilton Worldwide Holdings, Inc.	1,277	328,138
Home Depot, Inc. (The)	5,400	2,049,786
Las Vegas Sands Corp.	1,675	99,411
Lennar Corp., Class A	1,236	152,980
LKQ Corp.	1,395	44,584
Lowe’s Cos., Inc.	3,041	724,153
lululemon athletica, Inc.(b)	592	100,960
Marriott International, Inc., Class A	1,224	318,950
McDonald’s Corp.	3,871	1,155,223
MGM Resorts International(b)	1,107	35,457
	Shares	Value
Consumer Discretionary-(continued)
Mohawk Industries, Inc.(b)	283	$32,160
NIKE, Inc., Class B	6,448	416,476
Norwegian Cruise Line Holdings Ltd.(b)	2,452	54,974
NVR, Inc.(b)	16	115,373
O’Reilly Automotive, Inc.(b)	4,605	434,896
Pool Corp.	179	47,804
PulteGroup, Inc.	1,071	128,381
Ralph Lauren Corp.	211	67,448
Ross Stores, Inc.	1,776	282,242
Royal Caribbean Cruises Ltd.	1,371	393,244
Starbucks Corp.	6,170	498,968
Tapestry, Inc.	1,129	123,987
Tesla, Inc.(b)	15,232	6,954,322
TJX Cos., Inc. (The)	6,054	848,408
Tractor Supply Co.	2,877	155,674
Ulta Beauty, Inc.(b)	245	127,371
Williams-Sonoma, Inc.	666	129,430
Wynn Resorts Ltd.	459	54,616
Yum! Brands, Inc.	1,508	208,421
		33,364,321
Consumer Staples-4.86%
Altria Group, Inc.	9,118	514,073
Archer-Daniels-Midland Co.	2,609	157,923
Brown-Forman Corp., Class B	957	26,059
Bunge Global S.A.	761	71,991
Campbell’s Co. (The)	1,069	32,209
Church & Dwight Co., Inc.	1,323	116,014
Clorox Co. (The)	662	74,449
Coca-Cola Co. (The)	21,023	1,448,485
Colgate-Palmolive Co.	4,385	337,864
Conagra Brands, Inc.	2,600	44,694
Constellation Brands, Inc., Class A	776	101,951
Costco Wholesale Corp.	2,408	2,194,772
Dollar General Corp.	1,193	117,701
Dollar Tree, Inc.(b)	1,053	104,373
Estee Lauder Cos., Inc. (The), Class A	1,272	122,990
General Mills, Inc.	2,902	135,262
Hershey Co. (The)	804	136,383
Hormel Foods Corp.	1,582	34,155
J.M. Smucker Co. (The)	578	59,852
Kellanova	1,458	121,101
Kenvue, Inc.	10,417	149,692
Keurig Dr Pepper, Inc.	7,371	200,196
Kimberly-Clark Corp.	1,802	215,717
Kraft Heinz Co. (The)	4,624	114,352
Kroger Co. (The)	3,300	209,979
Lamb Weston Holdings, Inc.	757	46,730
McCormick & Co., Inc.	1,373	88,092
Molson Coors Beverage Co., Class B	919	40,179
Mondelez International, Inc., Class A	7,022	403,484
Monster Beverage Corp.(b)	3,867	258,432
PepsiCo, Inc.	7,432	1,085,741
Philip Morris International, Inc.	8,447	1,219,155
Procter & Gamble Co. (The)	12,712	1,911,503
Sysco Corp.	2,592	192,534
Target Corp.	2,466	228,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Tyson Foods, Inc., Class A	1,552	$79,788
Walmart, Inc.	23,822	2,410,310
		14,806,832
Energy-2.90%
APA Corp.	1,941	43,964
Baker Hughes Co., Class A	5,351	259,042
Chevron Corp.	10,446	1,647,543
ConocoPhillips	6,778	602,293
Coterra Energy, Inc.	4,140	97,952
Devon Energy Corp.	3,445	111,928
Diamondback Energy, Inc.	1,022	146,340
EOG Resources, Inc.	2,963	313,604
EQT Corp.	3,388	181,529
Expand Energy Corp.	1,293	133,580
Exxon Mobil Corp.	23,140	2,646,290
Halliburton Co.	4,626	124,162
Kinder Morgan, Inc.	10,612	277,928
Marathon Petroleum Corp.	1,650	321,601
Occidental Petroleum Corp.	3,899	160,639
ONEOK, Inc.	3,419	229,073
Phillips 66 Co.	2,193	298,555
SLB Ltd.	8,098	292,014
Targa Resources Corp.	1,167	179,765
Texas Pacific Land Corp.	104	98,112
Valero Energy Corp.	1,685	285,709
Williams Cos., Inc. (The)	6,629	383,620
		8,835,243
Financials-13.37%
Aflac, Inc.	2,613	280,087
Allstate Corp. (The)	1,429	273,682
American Express Co.	2,946	1,062,711
American International Group, Inc.	3,006	237,354
Ameriprise Financial, Inc.	512	231,818
Aon PLC, Class A	1,170	398,596
Apollo Global Management, Inc.	2,496	310,278
Arch Capital Group Ltd.	2,015	173,915
Arthur J. Gallagher & Co.	1,391	347,041
Assurant, Inc.	274	58,011
Bank of America Corp.	36,985	1,976,848
Bank of New York Mellon Corp. (The)	3,826	412,940
Berkshire Hathaway, Inc., Class B(b)	9,953	4,752,956
BlackRock, Inc.	782	846,757
Blackstone, Inc., Class A	4,001	586,707
Block, Inc., Class A(b)	2,983	226,529
Brown & Brown, Inc.	1,590	126,787
Capital One Financial Corp.	3,471	763,585
Cboe Global Markets, Inc.	567	139,278
Charles Schwab Corp. (The)	9,259	875,161
Chubb Ltd.	2,011	556,926
Cincinnati Financial Corp.	848	131,092
Citigroup, Inc.	9,991	1,011,389
Citizens Financial Group, Inc.	2,342	119,138
CME Group, Inc., Class A	1,955	519,033
Coinbase Global, Inc., Class A(b)	1,229	422,506
Corpay, Inc.(b)	382	99,454
Erie Indemnity Co., Class A	139	40,677
Everest Group Ltd.	228	71,711
FactSet Research Systems, Inc.	207	55,228
Fidelity National Information Services, Inc.	2,833	177,119
	Shares	Value
Financials-(continued)
Fifth Third Bancorp	3,591	$149,457
Fiserv, Inc.(b)	2,950	196,735
Franklin Resources, Inc.	1,662	37,578
Global Payments, Inc.	1,317	102,410
Globe Life, Inc.	441	57,996
Goldman Sachs Group, Inc. (The)	1,642	1,296,145
Hartford Insurance Group, Inc. (The)	1,527	189,623
Huntington Bancshares, Inc.	8,536	131,796
Interactive Brokers Group, Inc., Class A	2,417	170,060
Intercontinental Exchange, Inc.	3,108	454,669
Invesco Ltd.(c)	2,420	57,354
Jack Henry & Associates, Inc.	394	58,682
JPMorgan Chase & Co.	14,929	4,644,710
KeyCorp	5,059	88,988
KKR & Co., Inc., Class A	3,723	440,543
Loews Corp.	922	91,794
M&T Bank Corp.	848	155,922
Marsh & McLennan Cos., Inc.	2,668	475,304
Mastercard, Inc., Class A	4,481	2,473,467
MetLife, Inc.	3,031	241,934
Moody’s Corp.	837	402,011
Morgan Stanley	6,583	1,079,612
MSCI, Inc.	421	247,780
Nasdaq, Inc.	2,460	210,305
Northern Trust Corp.	1,038	133,559
PayPal Holdings, Inc.(b)	5,184	359,096
PNC Financial Services Group, Inc. (The)	2,137	390,109
Principal Financial Group, Inc.	1,100	92,444
Progressive Corp. (The)	3,182	655,492
Prudential Financial, Inc.	1,910	198,640
Raymond James Financial, Inc.	964	152,958
Regions Financial Corp.	4,843	117,201
Robinhood Markets, Inc., Class A(b)	4,201	616,623
S&P Global, Inc.	1,695	825,821
State Street Corp.	1,540	178,116
Synchrony Financial	2,017	150,024
T. Rowe Price Group, Inc.	1,191	122,113
Travelers Cos., Inc. (The)	1,224	328,791
Truist Financial Corp.	6,998	312,321
U.S. Bancorp	8,445	394,213
Visa, Inc., Class A	9,224	3,142,986
W.R. Berkley Corp.	1,626	115,999
Wells Fargo & Co.	17,385	1,511,973
Willis Towers Watson PLC	529	165,630
		40,704,298
Health Care-9.32%
Abbott Laboratories	9,446	1,167,715
AbbVie, Inc.	9,589	2,090,786
Agilent Technologies, Inc.	1,542	225,687
Align Technology, Inc.(b)	365	50,326
Amgen, Inc.	2,922	872,012
Baxter International, Inc.	2,786	51,457
Becton, Dickinson and Co.	1,557	278,251
Biogen, Inc.(b)	796	122,799
Bio-Techne Corp.	850	53,185
Boston Scientific Corp.(b)	8,043	810,091
Bristol-Myers Squibb Co.	11,047	508,935
Cardinal Health, Inc.	1,296	247,238
Cencora, Inc.	1,052	355,376
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Centene Corp.(b)	2,531	$89,521
Charles River Laboratories International, Inc.(b)	267	48,079
Cigna Group (The)	1,447	353,661
Cooper Cos., Inc. (The)(b)	1,083	75,713
CVS Health Corp.	6,882	537,828
Danaher Corp.	3,459	744,999
DaVita, Inc.(b)	196	23,328
DexCom, Inc.(b)	2,129	123,950
Edwards Lifesciences Corp.(b)	3,187	262,768
Elevance Health, Inc.	1,224	388,253
Eli Lilly and Co.	4,315	3,723,241
GE HealthCare Technologies, Inc.	2,477	185,651
Gilead Sciences, Inc.	6,734	806,666
HCA Healthcare, Inc.	888	408,196
Henry Schein, Inc.(b)	559	35,329
Hologic, Inc.(b)	1,206	89,135
Humana, Inc.	652	181,380
IDEXX Laboratories, Inc.(b)	435	273,837
Incyte Corp.(b)	890	83,197
Insulet Corp.(b)	381	119,257
Intuitive Surgical, Inc.(b)	1,945	1,039,175
IQVIA Holdings, Inc.(b)	922	199,576
Johnson & Johnson	13,070	2,468,531
Labcorp Holdings, Inc.	452	114,790
McKesson Corp.	675	547,654
Medtronic PLC	6,955	630,818
Merck & Co., Inc.	13,556	1,165,545
Mettler-Toledo International, Inc.(b)	111	157,208
Moderna, Inc.(b)	1,879	51,034
Molina Healthcare, Inc.(b)	295	45,153
Pfizer, Inc.	30,858	760,650
Quest Diagnostics, Inc.	606	106,626
Regeneron Pharmaceuticals, Inc.	553	360,445
ResMed, Inc.	795	196,270
Revvity, Inc.	630	58,962
Solventum Corp.(b)	800	55,232
STERIS PLC	535	126,100
Stryker Corp.	1,867	665,100
Thermo Fisher Scientific, Inc.	2,050	1,163,149
UnitedHealth Group, Inc.	4,914	1,678,426
Universal Health Services, Inc., Class B	306	66,405
Vertex Pharmaceuticals, Inc.(b)	1,391	591,968
Viatris, Inc.	6,326	65,537
Waters Corp.(b)	323	112,921
West Pharmaceutical Services, Inc.	390	110,007
Zimmer Biomet Holdings, Inc.	1,076	108,203
Zoetis, Inc.	2,405	346,536
		28,379,868
Industrials-8.45%
3M Co.	2,892	481,518
A.O. Smith Corp.	619	40,848
Allegion PLC	467	77,415
AMETEK, Inc.	1,254	253,446
Automatic Data Processing, Inc.	2,197	571,879
Axon Enterprise, Inc.(b)	427	312,662
Boeing Co. (The)(b)	4,103	824,785
Broadridge Financial Solutions, Inc.	635	139,954
Builders FirstSource, Inc.(b)	600	69,702
C.H. Robinson Worldwide, Inc.	640	98,554
	Shares	Value
Industrials-(continued)
Carrier Global Corp.	4,341	$258,246
Caterpillar, Inc.	2,544	1,468,549
Cintas Corp.	1,859	340,699
Copart, Inc.(b)	4,829	207,695
CSX Corp.	10,116	364,378
Cummins, Inc.	749	327,822
Dayforce, Inc.(b)	866	59,529
Deere & Co.	1,367	631,048
Delta Air Lines, Inc.	3,520	201,978
Dover Corp.	745	135,188
Eaton Corp. PLC	2,113	806,236
EMCOR Group, Inc.	244	164,890
Emerson Electric Co.	3,053	426,107
Equifax, Inc.	670	141,437
Expeditors International of Washington, Inc.	738	89,962
Fastenal Co.	6,228	256,282
FedEx Corp.	1,177	298,746
Fortive Corp.	1,837	92,475
GE Vernova, Inc.	1,479	865,422
Generac Holdings, Inc.(b)	318	53,430
General Dynamics Corp.	1,370	472,513
General Electric Co.	5,754	1,777,698
Honeywell International, Inc.	3,446	693,783
Howmet Aerospace, Inc.	2,187	450,413
Hubbell, Inc.	288	135,360
Huntington Ingalls Industries, Inc.	214	68,912
IDEX Corp.	410	70,299
Illinois Tool Works, Inc.	1,438	350,757
Ingersoll Rand, Inc.	1,962	149,759
J.B. Hunt Transport Services, Inc.	417	70,415
Jacobs Solutions, Inc.	648	100,965
Johnson Controls International PLC	3,551	406,199
L3Harris Technologies, Inc.	1,017	294,015
Leidos Holdings, Inc.	698	132,948
Lennox International, Inc.	175	88,375
Lockheed Martin Corp.	1,115	548,446
Masco Corp.	1,136	73,567
Nordson Corp.	292	67,729
Norfolk Southern Corp.	1,219	345,440
Northrop Grumman Corp.	732	427,085
Old Dominion Freight Line, Inc.	1,004	140,982
Otis Worldwide Corp.	2,130	197,579
PACCAR, Inc.	2,851	280,538
Parker-Hannifin Corp.	695	537,117
Paychex, Inc.	1,761	206,090
Paycom Software, Inc.	272	50,888
Pentair PLC	889	94,545
Quanta Services, Inc.	809	363,346
Republic Services, Inc.	1,101	229,272
Rockwell Automation, Inc.	610	224,700
Rollins, Inc.	1,526	87,913
RTX Corp.	7,265	1,296,803
Snap-on, Inc.	283	94,961
Southwest Airlines Co.	2,852	86,416
Stanley Black & Decker, Inc.	840	56,885
Textron, Inc.	969	78,305
Trane Technologies PLC	1,206	541,072
TransDigm Group, Inc.	306	400,404
Uber Technologies, Inc.(b)	11,319	1,092,284
Union Pacific Corp.	3,219	709,371
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
United Airlines Holdings, Inc.(b)	1,758	$165,322
United Parcel Service, Inc., Class B	3,995	385,198
United Rentals, Inc.	349	304,042
Veralto Corp.	1,346	132,823
Verisk Analytics, Inc.	759	166,039
W.W. Grainger, Inc.	239	233,981
Wabtec Corp.	927	189,516
Waste Management, Inc.	2,010	401,538
Xylem, Inc.	1,322	199,424
		25,732,914
Information Technology-37.58%
Accenture PLC, Class A	3,382	845,838
Adobe, Inc.(b)	2,303	783,734
Advanced Micro Devices, Inc.(b)	8,809	2,256,161
Akamai Technologies, Inc.(b)	779	58,503
Amphenol Corp., Class A	6,628	923,546
Analog Devices, Inc.	2,693	630,512
Apple, Inc.	80,553	21,779,115
Applied Materials, Inc.	4,355	1,015,151
AppLovin Corp., Class A(b)	1,471	937,512
Arista Networks, Inc.(b)	5,594	882,118
Autodesk, Inc.(b)	1,161	349,856
Broadcom, Inc.	25,529	9,436,284
Cadence Design Systems, Inc.(b)	1,477	500,245
CDW Corp.	712	113,471
Cisco Systems, Inc.	21,494	1,571,426
Cognizant Technology Solutions Corp., Class A	2,651	193,205
Corning, Inc.	4,231	376,897
CrowdStrike Holdings, Inc., Class A(b)	1,352	734,150
Datadog, Inc., Class A(b)	1,753	285,406
Dell Technologies, Inc., Class C	1,646	266,668
EPAM Systems, Inc.(b)	303	49,553
F5, Inc.(b)	312	78,952
Fair Isaac Corp.(b)	130	215,739
First Solar, Inc.(b)	582	155,359
Fortinet, Inc.(b)	3,534	305,444
Gartner, Inc.(b)	413	102,564
Gen Digital, Inc.	3,041	80,161
GoDaddy, Inc., Class A(b)	752	100,114
Hewlett Packard Enterprise Co.	7,120	173,870
HP, Inc.	5,098	141,062
Intel Corp.(b)	23,756	950,002
International Business Machines Corp.	5,056	1,554,265
Intuit, Inc.	1,515	1,011,338
Jabil, Inc.	583	128,779
Keysight Technologies, Inc.(b)	933	170,702
KLA Corp.	717	866,667
Lam Research Corp.	6,868	1,081,435
Microchip Technology, Inc.	2,929	182,828
Micron Technology, Inc.	6,072	1,358,731
Microsoft Corp.	40,348	20,892,598
Monolithic Power Systems, Inc.	261	262,305
Motorola Solutions, Inc.	903	367,259
NetApp, Inc.	1,086	127,909
NVIDIA Corp.	132,440	26,817,776
NXP Semiconductors N.V. (Netherlands)	1,368	286,076
ON Semiconductor Corp.(b)	2,218	111,077
Oracle Corp.	8,994	2,361,914
Palantir Technologies, Inc., Class A(b)	12,344	2,474,602
	Shares	Value
Information Technology-(continued)
Palo Alto Networks, Inc.(b)	3,623	$797,930
PTC, Inc.(b)	649	128,852
QUALCOMM, Inc.	5,854	1,058,989
Roper Technologies, Inc.	584	260,552
Salesforce, Inc.	5,187	1,350,747
Seagate Technology Holdings PLC	1,153	295,030
ServiceNow, Inc.(b)	1,129	1,037,867
Skyworks Solutions, Inc.	806	62,642
Super Micro Computer, Inc.(b)	2,720	141,331
Synopsys, Inc.(b)	1,005	456,089
TE Connectivity PLC (Switzerland)	1,604	396,204
Teledyne Technologies, Inc.(b)	255	134,339
Teradyne, Inc.	863	156,859
Texas Instruments, Inc.	4,933	796,482
Trimble, Inc.(b)	1,292	103,037
Tyler Technologies, Inc.(b)	235	111,921
VeriSign, Inc.	458	109,828
Western Digital Corp.	1,882	282,695
Workday, Inc., Class A(b)	1,172	281,186
Zebra Technologies Corp., Class A(b)	276	74,313
		114,385,772
Materials-1.73%
Air Products and Chemicals, Inc.	1,207	292,806
Albemarle Corp.	638	62,671
Amcor PLC	12,511	98,837
Avery Dennison Corp.	425	74,328
Ball Corp.	1,475	69,325
CF Industries Holdings, Inc.	879	73,212
Corteva, Inc.	3,686	226,468
Dow, Inc.	3,846	91,727
DuPont de Nemours, Inc.	2,271	185,427
Eastman Chemical Co.	622	37,022
Ecolab, Inc.	1,385	355,114
Freeport-McMoRan, Inc.	7,792	324,926
International Flavors & Fragrances, Inc.(b)	1,390	87,528
International Paper Co.	2,866	110,742
Linde PLC	2,547	1,065,410
LyondellBasell Industries N.V., Class A	1,396	64,802
Martin Marietta Materials, Inc.	327	200,484
Mosaic Co. (The)	1,721	47,242
Newmont Corp.	5,962	482,743
Nucor Corp.	1,247	187,112
Packaging Corp. of America	486	95,139
PPG Industries, Inc.	1,226	119,842
Sherwin-Williams Co. (The)	1,260	434,624
Smurfit WestRock PLC	2,831	104,521
Solstice Advanced Materials, Inc.(b)	861	38,805
Steel Dynamics, Inc.	752	117,914
Vulcan Materials Co.	718	207,861
		5,256,632
Real Estate-1.92%
Alexandria Real Estate Equities, Inc.	845	49,196
American Tower Corp.	2,540	454,609
AvalonBay Communities, Inc.	772	134,266
BXP, Inc.	800	56,952
Camden Property Trust	580	57,698
CBRE Group, Inc., Class A(b)	1,590	242,364
CoStar Group, Inc.(b)	2,300	158,263
Crown Castle, Inc.	2,363	213,190
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Digital Realty Trust, Inc.	1,739	$296,343
Equinix, Inc.	531	449,231
Equity Residential	1,886	112,104
Essex Property Trust, Inc.	349	87,868
Extra Space Storage, Inc.	1,151	153,705
Federal Realty Investment Trust	427	41,073
Healthpeak Properties, Inc.	3,771	67,689
Host Hotels & Resorts, Inc.	3,471	55,605
Invitation Homes, Inc.	3,059	86,111
Iron Mountain, Inc.	1,603	165,029
Kimco Realty Corp.	3,676	75,946
Mid-America Apartment Communities, Inc.	635	81,426
Prologis, Inc.	5,038	625,165
Public Storage	856	238,447
Realty Income Corp.	4,960	287,581
Regency Centers Corp.	886	61,090
SBA Communications Corp., Class A	583	111,633
Simon Property Group, Inc.	1,773	311,623
UDR, Inc.	1,636	55,117
Ventas, Inc.	2,466	181,966
VICI Properties, Inc.	5,786	173,522
Welltower, Inc.	3,628	656,813
Weyerhaeuser Co.	3,917	90,091
		5,831,716
Utilities-2.44%
AES Corp. (The)	3,864	53,594
Alliant Energy Corp.	1,394	93,147
Ameren Corp.	1,466	149,561
American Electric Power Co., Inc.	2,903	349,115
American Water Works Co., Inc.	1,059	136,007
Atmos Energy Corp.	871	149,568
	Shares	Value
Utilities-(continued)
CenterPoint Energy, Inc.	3,542	$135,446
CMS Energy Corp.	1,624	119,445
Consolidated Edison, Inc.	1,956	190,534
Constellation Energy Corp.	1,695	639,015
Dominion Energy, Inc.	4,631	271,793
DTE Energy Co.	1,126	152,618
Duke Energy Corp.	4,221	524,670
Edison International	2,089	115,689
Entergy Corp.	2,423	232,826
Evergy, Inc.	1,250	96,012
Eversource Energy	2,012	148,506
Exelon Corp.	5,480	252,738
FirstEnergy Corp.	2,819	129,195
NextEra Energy, Inc.	11,175	909,645
NiSource, Inc.	2,554	107,549
NRG Energy, Inc.	1,050	180,453
PG&E Corp.	11,928	190,371
Pinnacle West Capital Corp.	647	57,272
PPL Corp.	4,013	146,555
Public Service Enterprise Group, Inc.	2,708	218,156
Sempra	3,540	325,468
Southern Co. (The)	5,970	561,419
Vistra Corp.	1,727	325,194
WEC Energy Group, Inc.	1,746	195,081
Xcel Energy, Inc.	3,209	260,475
		7,417,117
TOTAL INVESTMENTS IN SECURITIES-104.02% (Cost $255,128,832)		316,647,326
OTHER ASSETS LESS LIABILITIES-(4.02)%		(12,242,421)
NET ASSETS-100.00%		$304,404,905

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Invesco Ltd.	$18,806	$27,851	$(9,311)	$25,798	$(5,790)	$57,354	$793
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	80,166	12,034,043	(12,114,209)	-	-	-	5,615
Total	$98,972	$12,061,894	$(12,123,520)	$25,798	$(5,790)	$57,354	$6,408

Open Exchange-Traded Index Options Written*
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value**	Value
Equity Risk
S&P 500 Index	Call	11/21/2025	462	$6,620	$(305,844,000)	$(12,291,510)

*	Open Exchange-Traded Index Options Purchased collateralized by $4,095,000 cash held with Morgan Stanley & Co.
**	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500® Quality ETF (SPHQ)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-0.54%
Electronic Arts, Inc.	402,355	$80,495,141
Consumer Discretionary-6.77%
Airbnb, Inc., Class A(b)	728,381	92,169,332
Best Buy Co., Inc.	304,417	25,004,812
Deckers Outdoor Corp.(b)	339,091	27,635,916
eBay, Inc.	1,015,420	82,563,800
Expedia Group, Inc.	204,775	45,050,500
lululemon athletica, Inc.(b)(c)	230,537	39,315,780
Mohawk Industries, Inc.(b)	83,639	9,504,736
NIKE, Inc., Class B	2,327,730	150,348,081
NVR, Inc.(b)	4,761	34,330,714
Pool Corp.	73,519	19,633,984
Ralph Lauren Corp.	76,674	24,509,611
Ross Stores, Inc.	522,564	83,045,871
TJX Cos., Inc. (The)	2,003,219	280,731,111
Ulta Beauty, Inc.(b)	84,361	43,857,597
Williams-Sonoma, Inc.	269,086	52,294,173
		1,009,996,018
Consumer Staples-17.58%
Church & Dwight Co., Inc.	409,106	35,874,505
Coca-Cola Co. (The)	6,490,949	447,226,386
Colgate-Palmolive Co.	1,351,712	104,149,410
Costco Wholesale Corp.	714,989	651,676,724
Kellanova	455,421	37,827,268
Kenvue, Inc.	3,248,737	46,684,351
Kimberly-Clark Corp.	756,785	90,594,732
Mondelez International, Inc., Class A	2,128,579	122,308,149
Monster Beverage Corp.(b)	1,726,904	115,408,994
PepsiCo, Inc.	2,182,573	318,852,090
Procter & Gamble Co. (The)	4,325,501	650,425,586
		2,621,028,195
Energy-0.60%
EOG Resources, Inc.	840,792	88,989,425
Financials-12.99%
Ameriprise Financial, Inc.	213,599	96,711,219
Arch Capital Group Ltd.	625,105	53,952,813
Erie Indemnity Co., Class A(c)	47,923	14,024,187
FactSet Research Systems, Inc.	63,531	16,950,071
Jack Henry & Associates, Inc.	122,281	18,212,532
Mastercard, Inc., Class A	1,205,831	665,606,654
Moody’s Corp.	295,111	141,741,813
Progressive Corp. (The)	1,179,834	243,045,804
T. Rowe Price Group, Inc.	356,699	36,572,348
Visa, Inc., Class A	1,909,175	650,532,290
		1,937,349,731
Health Care-6.95%
Gilead Sciences, Inc.	2,670,122	319,853,914
IDEXX Laboratories, Inc.(b)	156,557	98,554,197
Incyte Corp.(b)	244,975	22,900,263
Merck & Co., Inc.	3,970,989	341,425,634
ResMed, Inc.(c)	250,458	61,833,071
Revvity, Inc.(c)	210,798	19,728,585
	Shares	Value
Health Care-(continued)
Waters Corp.(b)	107,404	$37,548,438
Zoetis, Inc.	929,416	133,919,552
		1,035,763,654
Industrials-26.52%
3M Co.	1,519,202	252,947,133
AMETEK, Inc.	384,812	77,774,353
Automatic Data Processing, Inc.	999,965	260,290,889
Broadridge Financial Solutions, Inc.	203,423	44,834,429
C.H. Robinson Worldwide, Inc.	187,886	28,932,565
Caterpillar, Inc.	818,841	472,684,156
Cintas Corp.	620,789	113,772,000
Dover Corp.	259,336	47,059,111
Eaton Corp. PLC	660,473	252,010,078
Expeditors International of Washington, Inc.	232,290	28,316,151
Fastenal Co.	1,877,131	77,243,941
GE Vernova, Inc.	596,569	349,076,385
Generac Holdings, Inc.(b)	94,974	15,957,531
General Electric Co.	2,219,489	685,711,127
Hubbell, Inc.	96,827	45,508,690
Illinois Tool Works, Inc.	673,961	164,392,567
J.B. Hunt Transport Services, Inc.	129,732	21,906,546
Jacobs Solutions, Inc.	247,508	38,564,221
Leidos Holdings, Inc.	205,994	39,235,677
Lennox International, Inc.	76,011	38,385,555
Lockheed Martin Corp.	407,478	200,430,279
Parker-Hannifin Corp.	215,966	166,905,004
Paychex, Inc.	671,976	78,641,351
Paycom Software, Inc.(c)	76,803	14,369,073
Snap-on, Inc.	87,190	29,256,605
Trane Technologies PLC	423,231	189,882,588
United Parcel Service, Inc., Class B	1,405,001	135,470,196
W.W. Grainger, Inc.	87,649	85,808,371
		3,955,366,572
Information Technology-24.47%
Adobe, Inc.(b)	1,014,694	345,310,515
Apple, Inc.	3,585,613	969,442,187
Applied Materials, Inc.	1,232,129	287,209,270
F5, Inc.(b)	94,148	23,824,151
Fortinet, Inc.(b)	1,669,575	144,301,367
Gartner, Inc.(b)	198,678	49,339,695
Intuit, Inc.	425,584	284,098,599
Jabil, Inc.	187,454	41,406,714
KLA Corp.	253,831	306,815,683
Lam Research Corp.	2,482,076	390,827,687
Motorola Solutions, Inc.	395,947	161,035,604
NetApp, Inc.	506,119	59,610,696
Salesforce, Inc.	1,470,240	382,865,198
Skyworks Solutions, Inc.	290,532	22,580,147
Trimble, Inc.(b)	562,829	44,885,613
Tyler Technologies, Inc.(b)(c)	71,733	34,163,559
Western Digital Corp.	524,551	78,792,806
Zebra Technologies Corp., Class A(b)	85,946	23,140,960
		3,649,650,451
Materials-2.00%
Ball Corp.	444,247	20,879,609
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
CF Industries Holdings, Inc.	301,213	$25,088,031
Corteva, Inc.	1,093,249	67,169,219
Newmont Corp.	1,827,217	147,949,760
PPG Industries, Inc.	376,879	36,839,922
		297,926,541
Utilities-1.47%
Constellation Energy Corp.	582,799	219,715,223
Total Common Stocks & Other Equity Interests (Cost $13,366,278,227)		14,896,280,951
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $12,369,455)	12,369,455	12,369,455
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $13,378,647,682)		14,908,650,406
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.36%
Invesco Private Government Fund, 4.13%(d)(e)(f)	14,923,526	$14,923,526
Invesco Private Prime Fund, 4.30%(d)(e)(f)	38,847,963	38,859,617
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,783,996)		53,783,143
TOTAL INVESTMENTS IN SECURITIES-100.33% (Cost $13,432,431,678)		14,962,433,549
OTHER ASSETS LESS LIABILITIES-(0.33)%		(48,998,481)
NET ASSETS-100.00%		$14,913,435,068

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,446,281	$133,490,937	$(130,567,763)	$-	$-	$12,369,455	$231,850
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,597,862	347,397,410	(383,071,746)	-	-	14,923,526	617,509 *
Invesco Private Prime Fund	131,318,020	650,340,526	(742,802,128)	3,473	(274)	38,859,617	1,674,176 *
Total	$191,362,163	$1,131,228,873	$(1,256,441,637)	$3,473	$(274)	$66,152,598	$2,523,535

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P Spin-Off ETF (CSD)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-4.33%
Liberty Media Corp.-Liberty Live(b)	38,787	$3,506,733
Consumer Discretionary-3.13%
Phinia, Inc.	48,808	2,533,623
Financials-3.18%
NCR Atleos Corp.(b)	69,766	2,574,366
Health Care-14.55%
Embecta Corp.(c)	64,820	864,699
Enhabit, Inc.(b)	66,943	544,247
Fortrea Holdings, Inc.(b)	113,570	1,187,942
GE HealthCare Technologies, Inc.	74,671	5,596,591
Solventum Corp.(b)	51,827	3,578,136
		11,771,615
Industrials-37.86%
Amentum Holdings, Inc.(b)	143,169	3,208,417
Crane Co.	20,450	3,885,500
ESAB Corp.	27,450	3,206,709
Everus Construction Group, Inc.(b)	43,652	3,967,530
GE Vernova, Inc.	7,657	4,480,417
MasterBrand, Inc.(b)(c)	101,197	1,278,118
RXO, Inc.(b)(c)	164,835	2,922,525
U-Haul Holding Co., Series N	71,642	3,473,921
Veralto Corp.	38,915	3,840,132
Vestis Corp.(c)	70,864	372,036
		30,635,305
Information Technology-17.53%
Consensus Cloud Solutions, Inc.(b)	14,834	434,932
Kyndryl Holdings, Inc.(b)(c)	120,063	3,472,222
Ralliant Corp.	79,887	3,508,637
Sandisk Corp.(b)	33,977	6,772,635
		14,188,426
Materials-3.74%
Knife River Corp.(b)	50,070	3,027,232
	Shares	Value
Real Estate-8.11%
Curbline Properties Corp.(c)	119,084	$2,746,077
Millrose Properties, Inc.	110,587	3,562,007
Orion Properties, Inc.(c)	103,020	254,460
		6,562,544
Utilities-7.57%
Constellation Energy Corp.	16,240	6,122,480
Total Common Stocks & Other Equity Interests (Cost $60,413,747)		80,922,324
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $62,073)	62,073	62,073
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $60,475,820)		80,984,397
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.59%
Invesco Private Government Fund, 4.13%(d)(e)(f)	1,030,249	1,030,249
Invesco Private Prime Fund, 4.30%(d)(e)(f)	2,683,380	2,684,185
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,714,475)		3,714,434
TOTAL INVESTMENTS IN SECURITIES-104.67% (Cost $64,190,295)		84,698,831
OTHER ASSETS LESS LIABILITIES-(4.67)%		(3,779,875)
NET ASSETS-100.00%		$80,918,956

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,848	$467,398	$(424,173)	$-	$-	$62,073	$1,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P Spin-Off ETF (CSD)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,518,892	$14,731,976	$(18,220,619)	$-	$-	$1,030,249	$60,067 *
Invesco Private Prime Fund	11,750,705	32,528,055	(41,595,465)	351	539	2,684,185	162,386 *
Total	$16,288,445	$47,727,429	$(60,240,257)	$351	$539	$3,776,507	$223,564

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Water Resources ETF (PHO)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Building Products-9.11%
A.O. Smith Corp.	1,221,684	$80,618,927
Advanced Drainage Systems, Inc.(b)	579,060	81,097,353
Zurn Elkay Water Solutions Corp.(b)	702,163	33,078,899
		194,795,179
Chemicals-8.51%
Ecolab, Inc.	628,709	161,200,987
Hawkins, Inc.(b)	146,302	20,752,939
		181,953,926
Commercial Services & Supplies-6.20%
Tetra Tech, Inc.(b)	1,611,711	51,542,518
Veralto Corp.	820,145	80,931,909
		132,474,427
Construction & Engineering-8.29%
AECOM(b)	697,364	93,690,853
NWPX Infrastructure, Inc.(b)(c)	42,628	2,564,500
Stantec, Inc. (Canada)	150,995	16,742,326
Valmont Industries, Inc.	155,104	64,124,647
		177,122,326
Electronic Equipment, Instruments & Components-5.23%
Badger Meter, Inc.(b)	326,596	58,934,248
Itron, Inc.(c)	525,846	52,758,129
		111,692,377
Life Sciences Tools & Services-9.44%
Waters Corp.(b)(c)	577,110	201,757,656
Machinery-22.24%
Energy Recovery, Inc.(c)	328,316	5,617,487
Franklin Electric Co., Inc.	216,896	20,555,234
Gorman-Rupp Co. (The)(b)	47,870	2,152,714
IDEX Corp.(b)	529,420	90,774,353
Lindsay Corp.	103,787	11,545,266
Mueller Industries, Inc.	907,834	96,112,386
Mueller Water Products, Inc., Class A	1,016,814	26,091,447
Pentair PLC	809,881	86,130,844
Watts Water Technologies, Inc., Class A(b)	159,831	43,569,931
Xylem, Inc.	615,199	92,802,769
		475,352,431
Software-6.91%
Roper Technologies, Inc.	330,895	147,628,804
Trading Companies & Distributors-12.05%
Core & Main, Inc., Class A(c)	1,345,650	70,216,017
Ferguson Enterprises, Inc.	753,466	187,236,301
		257,452,318
	Shares	Value
Water Utilities-11.98%
American States Water Co.	190,950	$13,616,645
American Water Works Co., Inc.	978,489	125,667,342
California Water Service Group	278,800	12,373,144
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Brazil)(b)	809,637	19,868,492
Consolidated Water Co. Ltd.(b)	95,932	3,262,647
Essential Utilities, Inc.	1,590,526	62,078,230
H2O America	205,687	9,513,024
Middlesex Water Co.	119,601	6,873,469
York Water Co. (The)(b)	87,659	2,723,565
		255,976,558
Total Common Stocks & Other Equity Interests (Cost $1,624,319,723)		2,136,206,002

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $1,929,772)	1,929,772	1,929,772
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,626,249,495)		2,138,135,774
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.63%
Invesco Private Government Fund, 4.13%(d)(e)(f)	19,988,395	19,988,395
Invesco Private Prime Fund, 4.30%(d)(e)(f)	57,489,363	57,506,610
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,495,868)		77,495,005
TOTAL INVESTMENTS IN SECURITIES-103.68% (Cost $1,703,745,363)		2,215,630,779
OTHER ASSETS LESS LIABILITIES-(3.68)%		(78,588,936)
NET ASSETS-100.00%		$2,137,041,843

Investment Abbreviations:
ADR	-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Water Resources ETF (PHO)—(continued)
October 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,261,782	$18,607,884	$(17,939,894)	$-	$-	$1,929,772	$36,482
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,670,601	143,162,217	(136,844,423)	-	-	19,988,395	234,828 *
Invesco Private Prime Fund	34,437,994	327,727,092	(304,661,612)	1,002	2,134	57,506,610	617,197 *
Total	$49,370,377	$489,497,193	$(459,445,929)	$1,002	$2,134	$79,424,777	$888,507

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco WilderHill Clean Energy ETF (PBW)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Aerospace & Defense-1.64%
Archer Aviation, Inc., Class A(b)	927,622	$10,407,919
Automobile Components-5.34%
Gentherm, Inc.(b)	252,756	9,301,421
QuantumScape Corp.(b)	666,303	12,286,627
Solid Power, Inc.(b)(c)	1,977,255	12,417,161
		34,005,209
Automobiles-7.08%
NIO, Inc., ADR (China)(b)	1,296,286	9,398,074
Niu Technologies, ADR (China)(b)(c)	2,002,891	8,412,142
Rivian Automotive, Inc., Class A(b)	587,693	7,974,994
Tesla, Inc.(b)	20,665	9,434,812
XPeng, Inc., ADR (China)(b)(c)	419,197	9,846,938
		45,066,960
Chemicals-5.97%
Albemarle Corp.	111,532	10,955,788
Aspen Aerogels, Inc.(b)	1,232,548	10,032,941
Corteva, Inc.	112,298	6,899,589
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)(b)(c)	206,951	10,138,530
		38,026,848
Construction & Engineering-6.36%
Ameresco, Inc., Class A(b)	279,166	11,032,640
Cadeler A/S, ADR (Denmark)(b)	485,146	8,989,755
MYR Group, Inc.(b)	47,451	10,330,083
Quanta Services, Inc.	22,545	10,125,636
		40,478,114
Electrical Equipment-30.62%
American Superconductor Corp.(b)	137,752	8,159,051
Amprius Technologies, Inc.(b)	742,791	10,465,925
Array Technologies, Inc.(b)	1,238,801	10,728,017
Ballard Power Systems, Inc. (Canada)(b)(c)	3,075,669	10,980,138
Bloom Energy Corp., Class A(b)	102,680	13,570,189
Enovix Corp.(b)(c)	859,561	10,306,136
Eos Energy Enterprises, Inc.(b)(c)	870,310	13,951,069
Fluence Energy, Inc.(b)(c)	840,639	17,653,419
FuelCell Energy, Inc.(b)(c)	815,993	7,303,137
Hyliion Holdings Corp.(b)	3,748,219	8,883,279
Nextracker, Inc., Class A(b)	139,181	14,087,901
Plug Power, Inc.(b)(c)	3,342,775	8,992,065
Powell Industries, Inc.	29,298	11,232,560
Preformed Line Products Co.	43,524	9,231,876
Shoals Technologies Group, Inc., Class A(b)	1,194,760	12,556,928
Sunrun, Inc.(b)	505,991	10,504,373
T1 Energy, Inc. (Norway)(b)(c)	4,412,098	16,413,005
		195,019,068
Electronic Equipment, Instruments & Components-4.21%
Advanced Energy Industries, Inc.	50,776	10,293,819
Bel Fuse, Inc., Class B	60,513	9,318,397
Itron, Inc.(b)	71,816	7,205,299
		26,817,515
Food Products-1.26%
Darling Ingredients, Inc.(b)	250,935	8,042,467
	Shares	Value
Independent Power and Renewable Electricity Producers-4.95%
Brookfield Renewable Corp. (Canada)	260,681	$11,277,060
Ormat Technologies, Inc.	109,949	11,695,275
ReNew Energy Global PLC, Class A (India)(b)	1,136,679	8,570,560
		31,542,895
Machinery-1.43%
ESCO Technologies, Inc.	41,571	9,123,587
Metals & Mining-10.21%
Atlas Lithium Corp. (Poland)(b)(c)	577,346	3,088,801
Lifezone Metals Ltd. (Isle of Man)(b)(c)	1,661,967	8,259,976
Lithium Americas Corp. (Canada)(b)(c)	2,714,071	14,927,390
Lithium Argentina AG (Canada)(b)(c)	2,634,238	11,090,142
MP Materials Corp.(b)(c)	121,079	7,638,874
Sigma Lithium Corp. (Brazil)(b)(c)	1,428,444	9,270,602
Standard Lithium Ltd. (Canada)(b)(c)	2,843,324	10,747,765
		65,023,550
Oil, Gas & Consumable Fuels-4.00%
Gevo, Inc.(b)(c)	3,956,333	9,257,819
OPAL Fuels, Inc., Class A(b)(c)	3,305,356	7,965,908
REX American Resources Corp.(b)	256,683	8,221,557
		25,445,284
Passenger Airlines-1.52%
Joby Aviation, Inc.(b)	558,601	9,686,141
Semiconductors & Semiconductor Equipment-14.08%
Canadian Solar, Inc. (Canada)(b)(c)	800,077	16,609,599
Enphase Energy, Inc.(b)	218,716	6,673,025
First Solar, Inc.(b)	46,349	12,372,402
JinkoSolar Holding Co. Ltd., ADR (China)	403,301	10,126,888
Monolithic Power Systems, Inc.	9,695	9,743,475
Navitas Semiconductor Corp.(b)(c)	1,253,240	16,868,610
SolarEdge Technologies, Inc.(b)	229,698	8,060,103
Universal Display Corp.	62,611	9,221,348
		89,675,450
Specialty Retail-1.26%
EVgo, Inc.(b)	1,954,951	8,034,848
Total Common Stocks & Other Equity Interests (Cost $556,584,589)		636,395,855

Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $836,455)	836,455	836,455
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $557,421,044)		637,232,310
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.54%
Invesco Private Government Fund, 4.13%(d)(e)(f)	34,292,375	34,292,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.30%(d)(e)(f)	96,475,294	$96,504,237
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $130,796,612)		130,796,612
TOTAL INVESTMENTS IN SECURITIES-120.60% (Cost $688,217,656)		768,028,922
OTHER ASSETS LESS LIABILITIES-(20.60)%		(131,201,039)
NET ASSETS-100.00%		$636,827,883

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$453,923	$4,572,135	$(4,189,603)	$-	$-	$836,455	$8,360
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,006,372	126,626,578	(109,340,575)	-	-	34,292,375	467,491 *
Invesco Private Prime Fund	43,541,274	274,968,455	(222,013,745)	2,532	5,721	96,504,237	1,263,595 *
Total	$61,001,569	$406,167,168	$(335,543,923)	$2,532	$5,721	$131,633,067	$1,739,446

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:
Canada	11.87%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Statements of Assets and Liabilities
October 31, 2025
(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)	Invesco Dorsey Wright Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)
Assets:
Unaffiliated investments in securities, at value(a)	$6,869,413,423	$108,874,934	$1,375,829,154	$326,275,167
Affiliated investments in securities, at value	367,851,186	3,649,909	149,122,696	85,911,441
Due from broker	-	329	-	-
Foreign currencies, at value	-	-	-	324,665
Receivable for:
Dividends	1,447,442	118,036	112,369	72,197
Securities lending	76,014	861	18,144	62,926
Investments sold	-	-	-	9
Fund shares sold	-	-	-	-
Expenses absorbed	-	-	-	-
Foreign tax reclaims	-	754	-	501,934
Total assets	7,238,788,065	112,644,823	1,525,082,363	413,148,339
Liabilities:
Other investments:
Options written, at value	-	-	-	-
Due to custodian	-	-	-	-
Due to foreign custodian	-	-	-	-
Due to broker	-	-	-	486
Payable for:
Investments purchased	-	-	-	-
Collateral upon return of securities loaned	365,366,891	3,615,051	148,259,967	85,872,906
Fund shares repurchased	-	-	-	-
Accrued unitary management fees	-	37,397	-	-
Accrued advisory fees	2,866,379	-	579,286	141,257
Accrued trustees’ and officer’s fees	135,034	-	255,543	130,136
Accrued expenses	1,273,518	-	519,255	122,781
Other payables	-	-	-	-
Total liabilities	369,641,822	3,652,448	149,614,051	86,267,566
Net Assets	$6,869,146,243	$108,992,375	$1,375,468,312	$326,880,773
Net assets consist of:
Shares of beneficial interest	$4,695,915,783	$174,424,656	$1,959,624,124	$440,310,118
Distributable earnings (loss)	2,173,230,460	(65,432,281)	(584,155,812)	(113,429,345)
Net Assets	$6,869,146,243	$108,992,375	$1,375,468,312	$326,880,773
Shares outstanding (unlimited amount authorized, $0.01 par value)	43,530,000	1,472,822	11,310,000	4,889,963
Net asset value	$157.80	$74.00	$121.62	$66.85
Market price	$157.83	$73.94	$121.64	$66.87
Unaffiliated investments in securities, at cost	$4,792,051,299	$104,450,829	$1,118,415,472	$286,108,457
Affiliated investments in securities, at cost	$367,852,901	$3,650,072	$149,123,130	$85,912,719
Foreign currencies, at cost	$-	$-	$-	$328,670
Premium received on written options	$-	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$367,331,982	$3,487,940	$147,146,878	$82,968,670
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Golden Dragon China ETF (PGJ)	Invesco MSCI Sustainable Future ETF (ERTH)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$156,121,394	$147,329,675	$316,589,972	$14,896,280,951	$80,922,324	$2,136,206,002	$636,395,855
23,392,134	17,859,095	57,354	66,152,598	3,776,507	79,424,777	131,633,067
-	2,967	-	-	-	-	-
-	-	-	-	-	-	-

32,801	107,766	236,882	9,712,909	4,743	1,297,703	2,177
169,881	19,903	-	7,518	488	6,846	231,518
-	-	-	21,408,743	-	-	4,685,169
-	-	-	4,442,710	-	-	18,746,815
1,985	6,038	-	680,209	664	-	-
-	21,741	-	-	-	-	-
179,718,195	165,347,185	316,884,208	14,998,685,638	84,704,726	2,216,935,328	791,694,601

-	-	12,291,510	-	-	-	-
-	-	114,306	-	-	-	4,289
-	36,499	-	-	-	-	-
5,962	-	-	-	-	21,891	-

-	-	-	4,429,395	-	-	18,740,675
23,260,225	17,653,507	-	53,783,996	3,714,475	77,495,868	130,796,612
-	-	-	21,473,097	-	-	4,686,704
-	-	73,487	-	-	-	-
67,628	62,070	-	1,920,144	33,944	949,234	246,763
136,579	92,164	-	202,935	13,921	336,683	177,259
118,408	81,570	-	3,441,003	23,430	1,089,809	214,416
-	204	-	-	-	-	-
23,588,802	17,926,014	12,479,303	85,250,570	3,785,770	79,893,485	154,866,718
$156,129,393	$147,421,171	$304,404,905	$14,913,435,068	$80,918,956	$2,137,041,843	$636,827,883

$529,421,512	$252,503,126	$296,205,814	$13,466,881,176	$212,912,525	$1,935,150,213	$2,216,176,465
(373,292,119)	(105,081,955)	8,199,091	1,446,553,892	(131,993,569)	201,891,630	(1,579,348,582)
$156,129,393	$147,421,171	$304,404,905	$14,913,435,068	$80,918,956	$2,137,041,843	$636,827,883
4,900,000	3,050,000	13,500,000	201,410,000	840,000	29,920,000	19,018,273
$31.86	$48.33	$22.55	$74.05	$96.33	$71.43	$33.49
$31.87	$48.28	$22.55	$74.06	$96.35	$71.41	$33.47
$181,090,564	$157,637,463	$255,083,601	$13,366,278,227	$60,413,747	$1,624,319,723	$556,584,589
$23,392,134	$17,859,095	$45,231	$66,153,451	$3,776,548	$79,425,640	$131,633,067
$-	$(36,955)	$-	$-	$-	$-	$-
$-	$-	$8,048,764	$-	$-	$-	$-
$16,676,033	$17,058,193	$-	$52,642,471	$3,653,950	$75,618,320	$132,400,404

31

Statements of Operations
For the six months ended October 31, 2025
(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)	Invesco Dorsey Wright Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)
Investment income:
Unaffiliated dividend income	$40,753,606	$1,018,379	$5,240,133	$5,883,285
Affiliated dividend income	89,122	902	23,640	5,046
Non-cash dividend income	-	-	-	-
Securities lending income, net	247,833	4,797	46,157	303,719
Foreign withholding tax claims	-	-	-	157,308
Foreign withholding tax	(57,096)	-	-	(339,753)
Total investment income	41,033,465	1,024,078	5,309,930	6,009,605
Expenses:
Unitary management fees	-	218,695	-	-
Advisory fees	14,989,904	-	3,272,365	774,832
Sub-licensing fees	1,800,848	-	654,468	154,965
Accounting & administration fees	153,030	-	49,509	14,600
Professional fees	22,874	-	18,181	17,599
Custodian & transfer agent fees	13,131	-	5,083	2,401
Trustees’ and officer’s fees	31,475	-	34,354	18,516
Recapture (Note 3)	-	-	-	-
Other expenses	142,880	-	27,982	16,880
Total expenses	17,154,142	218,695	4,061,942	999,793
Less: Waivers	(2,150)	(22)	(547)	(121)
Net expenses	17,151,992	218,673	4,061,395	999,672
Net investment income	23,881,473	805,405	1,248,535	5,009,933
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(4,526,677)	1,799,948	191,252,824	108,080
Affiliated investment securities	(1,495)	346	4,038	515
Unaffiliated in-kind redemptions	234,461,769	254,645	(27,848,954)	-
Affiliated in-kind redemptions	-	-	-	-
Foreign currencies	-	-	-	26,137
Options written	-	-	-	-
Net realized gain (loss)	229,933,597	2,054,939	163,407,908	134,732
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,246,515,678	6,196,127	94,907,483	14,403,066
Affiliated investment securities	16,002	(163)	(94)	1,430
Foreign currencies	-	-	-	(5,983)
Options written	-	-	-	-
Change in net unrealized appreciation	1,246,531,680	6,195,964	94,907,389	14,398,513
Net realized and unrealized gain	1,476,465,277	8,250,903	258,315,297	14,533,245
Net increase in net assets resulting from operations	$1,500,346,750	$9,056,308	$259,563,832	$19,543,178
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Golden Dragon China ETF (PGJ)	Invesco MSCI Sustainable Future ETF (ERTH)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$959,427	$1,429,373	$1,435,419	$94,763,954	$272,567	$12,853,267	$609,373
5,464	5,566	6,408	231,850	1,111	36,482	8,360
-	-	-	-	-	-	340,751
1,308,550	114,206	-	59,613	5,520	23,631	1,643,095
-	-	-	-	-	-	-
-	(107,808)	(317)	-	-	(7,315)	(18,048)
2,273,441	1,441,337	1,441,510	95,055,417	279,198	12,906,065	2,583,531

-	-	335,605	-	-	-	-
373,290	359,294	-	10,957,987	181,317	5,538,330	906,229
74,658	36,227	-	2,922,126	18,132	830,754	181,245
11,308	11,777	-	388,494	7,878	79,462	15,997
18,424	20,212	-	34,259	16,023	19,364	16,482
2,706	23,038	-	24,588	2,402	7,826	1,789
18,215	14,118	-	59,033	5,493	45,642	23,542
10,182	-	-	-	-	-	-
13,824	24,039	-	312,992	9,945	62,431	37,688
522,607	488,705	335,605	14,699,479	241,190	6,583,809	1,182,972
(131)	(21,456)	(136)	(3,747,077)	(5,504)	(882)	(201)
522,476	467,249	335,469	10,952,402	235,686	6,582,927	1,182,771
1,750,965	974,088	1,106,041	84,103,015	43,512	6,323,138	1,400,760

(7,432,793)	(6,335,334)	(3,202,749)	(194,529,855)	4,394,493	(5,868,249)	(60,986,253)
(209)	501	(6,028)	(274)	539	2,134	5,721
2,223,070	(360,023)	4,036,393	840,796,022	1,931,312	46,950,543	84,664,792
-	-	238	-	-	-	-
-	(3,545)	-	-	-	-	-
-	-	(22,810,974)	-	-	-	-
(5,209,932)	(6,698,401)	(21,983,120)	646,265,893	6,326,344	41,084,428	23,684,260

31,090,762	36,354,435	43,164,223	854,953,601	12,613,972	148,146,888	245,438,227
-	1,601	25,798	3,473	351	1,002	2,532
-	(5,428)	-	-	-	-	-
-	-	(587,293)	-	-	-	-
31,090,762	36,350,608	42,602,728	854,957,074	12,614,323	148,147,890	245,440,759
25,880,830	29,652,207	20,619,608	1,501,222,967	18,940,667	189,232,318	269,125,019
$27,631,795	$30,626,295	$21,725,649	$1,585,325,982	$18,984,179	$195,555,456	$270,525,779

33

Statements of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)		Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income	$23,881,473	$22,826,436	$805,405	$3,044,066
Net realized gain (loss)	229,933,597	438,078,107	2,054,939	3,853,733
Change in net unrealized appreciation (depreciation)	1,246,531,680	278,871,019	6,195,964	508,621
Net increase (decrease) in net assets resulting from operations	1,500,346,750	739,775,562	9,056,308	7,406,420
Distributions to Shareholders from:
Distributable earnings	(25,628,862)	(23,576,409)	-	(1,377,581)
Shareholder Transactions:
Proceeds from shares sold	1,052,120,018	1,855,830,446	704,398	72,437,051
Value of shares repurchased	(372,589,757)	(976,292,704)	(4,322,518)	(85,617,012)
Net increase (decrease) in net assets resulting from share transactions	679,530,261	879,537,742	(3,618,120)	(13,179,961)
Net increase (decrease) in net assets	2,154,248,149	1,595,736,895	5,438,188	(7,151,122)
Net assets:
Beginning of period	4,714,898,094	3,119,161,199	103,554,187	110,705,309
End of period	$6,869,146,243	$4,714,898,094	$108,992,375	$103,554,187
Changes in Shares Outstanding:
Shares sold	7,340,000	16,370,000	10,000	1,010,000
Shares repurchased	(2,540,000)	(8,480,000)	(60,000)	(1,210,000)
Shares outstanding, beginning of period	38,730,000	30,840,000	1,522,822	1,722,822
Shares outstanding, end of period	43,530,000	38,730,000	1,472,822	1,522,822
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Dorsey Wright Momentum ETF (PDP)		Invesco Global Listed Private Equity ETF (PSP)		Invesco Golden Dragon China ETF (PGJ)		Invesco MSCI Sustainable Future ETF (ERTH)
Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025

$1,248,535	$1,018,829	$5,009,933	$6,383,013	$1,750,965	$3,513,953	$974,088	$1,791,554
163,407,908	190,265,092	134,732	(4,028,476)	(5,209,932)	(5,999,879)	(6,698,401)	(29,287,119)
94,907,389	(102,698,516)	14,398,513	16,944,560	31,090,762	13,887,482	36,350,608	25,474,200
259,563,832	88,585,405	19,543,178	19,299,097	27,631,795	11,401,556	30,626,295	(2,021,365)

(1,800,430)	(2,211,301)	(9,794,231)	(21,054,416)	(3,457,910)	(7,683,520)	(1,350,441)	(1,537,286)

713,181,180	1,091,754,696	81,895,359	50,922,891	5,291,645	47,731,342	-	-
(780,644,958)	(1,180,877,913)	-	(50,901,124)	(15,243,454)	(56,944,540)	(19,807,956)	(39,293,300)
(67,463,778)	(89,123,217)	81,895,359	21,767	(9,951,809)	(9,213,198)	(19,807,956)	(39,293,300)
190,299,624	(2,749,113)	91,644,306	(1,733,552)	14,222,076	(5,495,162)	9,467,898	(42,851,951)

1,185,168,688	1,187,917,801	235,236,467	236,970,019	141,907,317	147,402,479	137,953,273	180,805,224
$1,375,468,312	$1,185,168,688	$326,880,773	$235,236,467	$156,129,393	$141,907,317	$147,421,171	$137,953,273

6,430,000	10,590,000	1,200,000	750,000	160,000	1,650,000	-	-
(6,950,000)	(11,580,000)	-	(800,000)	(530,000)	(2,300,000)	(450,000)	(950,000)
11,830,000	12,820,000	3,689,963	3,739,963	5,270,000	5,920,000	3,500,000	4,450,000
11,310,000	11,830,000	4,889,963	3,689,963	4,900,000	5,270,000	3,050,000	3,500,000

35

Statements of Changes in Net Assets—(continued)
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco S&P 500 BuyWrite ETF (PBP)		Invesco S&P 500® Quality ETF (SPHQ)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income	$1,106,041	$1,132,256	$84,103,015	$127,810,589
Net realized gain (loss)	(21,983,120)	9,791,188	646,265,893	1,934,112,815
Change in net unrealized appreciation (depreciation)	42,602,728	(4,883,940)	854,957,074	(692,829,991)
Net increase (decrease) in net assets resulting from operations	21,725,649	6,039,504	1,585,325,982	1,369,093,413
Distributions to Shareholders from:
Distributable earnings	(11,799,026)	(4,755,594)	(78,338,597)	(129,366,396)
Return of capital	-	(6,116,501)	-	-
Total distributions to shareholders	(11,799,026)	(10,872,095)	(78,338,597)	(129,366,396)
Shareholder Transactions:
Proceeds from shares sold	169,211,676	62,227,637	5,729,970,020	9,296,703,199
Value of shares repurchased	(8,774,869)	(21,053,983)	(4,727,515,945)	(6,750,762,992)
Net increase (decrease) in net assets resulting from share transactions	160,436,807	41,173,654	1,002,454,075	2,545,940,207
Net increase (decrease) in net assets	170,363,430	36,341,063	2,509,441,460	3,785,667,224
Net assets:
Beginning of period	134,041,475	97,700,412	12,403,993,608	8,618,326,384
End of period	$304,404,905	$134,041,475	$14,913,435,068	$12,403,993,608
Changes in Shares Outstanding:
Shares sold	7,700,000	2,700,000	81,510,000	141,210,000
Shares repurchased	(400,000)	(950,000)	(67,460,000)	(101,660,000)
Shares outstanding, beginning of period	6,200,000	4,450,000	187,360,000	147,810,000
Shares outstanding, end of period	13,500,000	6,200,000	201,410,000	187,360,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P Spin-Off ETF (CSD)		Invesco Water Resources ETF (PHO)		Invesco WilderHill Clean Energy ETF (PBW)
Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025

$43,512	$127,507	$6,323,138	$10,574,015	$1,400,760	$4,641,453
6,326,344	6,620,348	41,084,428	127,458,245	23,684,260	(278,129,567)
12,614,323	(3,729,654)	148,147,890	(92,148,343)	245,440,759	203,801,846
18,984,179	3,018,201	195,555,456	45,883,917	270,525,779	(69,686,268)

-	(130,426)	(6,200,314)	(10,778,801)	(1,731,201)	(6,224,546)
-	-	-	-	-	-
-	(130,426)	(6,200,314)	(10,778,801)	(1,731,201)	(6,224,546)

5,277,114	23,452,998	10,054,616	408,693,901	440,719,801	284,162,773
(5,043,260)	(20,653,272)	(120,267,668)	(445,952,061)	(293,511,779)	(289,149,886)
233,854	2,799,726	(110,213,052)	(37,258,160)	147,208,022	(4,987,113)
19,218,033	5,687,501	79,142,090	(2,153,044)	416,002,600	(80,897,927)

61,700,923	56,013,422	2,057,899,753	2,060,052,797	220,825,283	301,723,210
$80,918,956	$61,700,923	$2,137,041,843	$2,057,899,753	$636,827,883	$220,825,283

60,000	290,000	140,000	6,060,000	17,310,000	14,280,000
(60,000)	(270,000)	(1,680,000)	(6,680,000)	(12,450,000)	(14,950,000)
840,000	820,000	31,460,000	32,080,000	14,158,273	14,828,273
840,000	840,000	29,920,000	31,460,000	19,018,273	14,158,273

37

Financial Highlights
Invesco Aerospace & Defense ETF (PPA)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$121.74	$101.14	$80.29	$72.68	$75.01	$53.88
Net investment income(a)	0.58	0.62	0.61	0.61	0.44	0.44
Net realized and unrealized gain (loss) on investments	36.09	20.61	20.86	7.66	(2.38)	21.13
Total from investment operations	36.67	21.23	21.47	8.27	(1.94)	21.57
Distributions to shareholders from:
Net investment income	(0.61)	(0.63)	(0.62)	(0.66)	(0.39)	(0.44)
Net asset value at end of period	$157.80	$121.74	$101.14	$80.29	$72.68	$75.01
Market price at end of period(b)	$157.83	$121.74	$101.16	$80.29	$72.65	$74.97
Net Asset Value Total Return(c)	30.15%	21.03%	26.87%	11.51%	(2.59)%	40.21%
Market Price Total Return(c)	30.18%	21.01%	26.90%	11.55%	(2.58)%	39.87%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,869,146	$4,714,898	$3,119,161	$1,879,496	$1,456,410	$743,395
Ratio to average net assets of:
Expenses	0.57%(d)	0.58%	0.57%	0.58%	0.58%	0.61%
Net investment income	0.80%(d)	0.55%	0.70%	0.80%	0.59%	0.71%
Portfolio turnover rate(e)	5%	15%	18%	19%	26%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)
Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$68.00	$64.26	$55.23	$56.37	$60.80	$34.18
Net investment income(a)	0.54	1.91	0.74	0.58	0.38	0.23
Net realized and unrealized gain (loss) on investments	5.46	2.71	9.15	(1.33)	(4.48)	26.53
Total from investment operations	6.00	4.62	9.89	(0.75)	(4.10)	26.76
Distributions to shareholders from:
Net investment income	-	(0.88)	(0.86)	(0.39)	(0.33)	(0.14)
Net asset value at end of period	$74.00	$68.00	$64.26	$55.23	$56.37	$60.80
Market price at end of period(b)	$73.94	$67.94	$64.23	$55.22	$56.30	$60.81
Net Asset Value Total Return(c)	8.82%	7.15%	18.01%	(1.30)%	(6.78)%	78.39%
Market Price Total Return(b)(c)	8.83%	7.11%	17.97%	(1.19)%	(6.90)%	78.21%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$108,992	$103,554	$110,705	$118,909	$121,354	$141,230
Ratio to average net assets of:
Expenses	0.40%(d)	0.40%	0.72%	0.75%(e)	0.75%	0.75%(e)
Net investment income	1.47%(d)	2.75%	1.26%	1.05%	0.62%	0.49%
Portfolio turnover rate(f)	93%	191%	196%	104%	92%	110%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)
Invesco Dorsey Wright Momentum ETF (PDP)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$100.18	$92.66	$75.23	$74.56	$87.48	$60.60
Net investment income (loss)(a)	0.11	0.08	0.16	0.51	(0.12)	(0.15)
Net realized and unrealized gain (loss) on investments	21.49	7.62	17.53	0.61	(12.80)	27.05
Total from investment operations	21.60	7.70	17.69	1.12	(12.92)	26.90
Distributions to shareholders from:
Net investment income	(0.16)	(0.18)	(0.26)	(0.45)	-	(0.02)
Net asset value at end of period	$121.62	$100.18	$92.66	$75.23	$74.56	$87.48
Market price at end of period(b)	$121.64	$100.02	$92.63	$75.20	$74.53	$87.44
Net Asset Value Total Return(c)	21.57%	8.29%	23.56%	1.52%	(14.77)%	44.41%
Market Price Total Return(c)	21.79%	8.16%	23.57%	1.52%	(14.77)%	44.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,375,468	$1,185,169	$1,187,918	$1,014,810	$1,226,528	$1,789,037
Ratio to average net assets of:
Expenses	0.62%(d)	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	0.19%(d)	0.08%	0.20%	0.69%	(0.14)%	(0.18)%
Portfolio turnover rate(e)	79%	109%	97%	140%	173%	124%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco Global Listed Private Equity ETF (PSP)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$63.75	$63.36	$52.15	$56.25	$78.10	$46.55
Net investment income(b)	1.12	1.62	1.45	1.40	2.05	1.50
Net realized and unrealized gain (loss) on investments	4.22	4.21	12.76	(4.65)	(15.85)	32.65
Total from investment operations	5.34	5.83	14.21	(3.25)	(13.80)	34.15
Distributions to shareholders from:
Net investment income	(2.24)	(5.44)	(3.00)	(0.85)	(8.05)	(2.60)
Net asset value at end of period	$66.85	$63.75	$63.36	$52.15	$56.25	$78.10
Market price at end of period(c)	$66.87	$63.54	$63.19	$52.20	$56.35	$78.00
Net Asset Value Total Return(d)	8.40%	9.46%	28.08%	(5.65)%	(19.85)%	75.17%
Market Price Total Return(d)	8.78%	9.37%	27.62%	(5.73)%	(19.61)%	74.76%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$326,881	$235,236	$236,970	$173,148	$195,125	$234,353
Ratio to average net assets of:
Expenses, after Waivers(e)	0.65%(f)	0.65%	0.68%	0.67%	0.65%	0.68%
Expenses, prior to Waivers(e)	0.65%(f)	0.65%	0.69%	0.67%	0.65%	0.69%
Net investment income	3.23%(f)	2.45%	2.56%	2.81%	2.73%	2.42%
Portfolio turnover rate(g)	13%	39%	40%	38%	62%	47%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)
Invesco Golden Dragon China ETF (PGJ)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$26.93	$24.90	$26.81	$27.54	$63.49	$40.36
Net investment income (loss)(a)	0.35	0.63	0.45	0.19	0.14	(0.12)
Net realized and unrealized gain (loss) on investments	5.28	2.70	(1.73)	(0.67)	(36.09)	23.36
Total from investment operations	5.63	3.33	(1.28)	(0.48)	(35.95)	23.24
Distributions to shareholders from:
Net investment income	(0.70)	(1.30)	(0.63)	(0.25)	-	(0.11)
Net asset value at end of period	$31.86	$26.93	$24.90	$26.81	$27.54	$63.49
Market price at end of period(b)	$31.87	$26.93	$24.92	$26.82	$27.57	$63.52
Net Asset Value Total Return(c)	20.96%	14.17%	(4.85)%	(1.80)%	(56.62)%	57.61%
Market Price Total Return(c)	21.00%	14.08%	(4.81)%	(1.88)%	(56.60)%	57.84%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$156,129	$141,907	$147,402	$200,541	$239,006	$274,295
Ratio to average net assets of:
Expenses, after Waivers	0.70%(d)	0.70%	0.71%	0.70%	0.70%	0.69%
Expenses, prior to Waivers	0.70%(d)	0.70%	0.71%	0.74%	0.71%	0.69%
Net investment income (loss)	2.35%(d)	2.42%	1.71%	0.69%	0.35%	(0.20)%
Portfolio turnover rate(e)	13%	25%	38%	24%	42%	40%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)
Invesco MSCI Sustainable Future ETF (ERTH)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$39.42	$40.63	$46.55	$54.86	$74.89	$42.68
Net investment income(a)	0.30	0.46	0.42	0.53	0.54	0.10
Net realized and unrealized gain (loss) on investments	9.04	(1.29)	(5.88)	(8.25)	(10.40)	32.29
Total from investment operations	9.34	(0.83)	(5.46)	(7.72)	(9.86)	32.39
Distributions to shareholders from:
Net investment income	(0.43)	(0.38)	(0.46)	(0.59)	(0.52)	(0.18)
Net realized gains	-	-	-	-	(9.65)	-
Total distributions	(0.43)	(0.38)	(0.46)	(0.59)	(10.17)	(0.18)
Net asset value at end of period	$48.33	$39.42	$40.63	$46.55	$54.86	$74.89
Market price at end of period(b)	$48.28	$39.24	$40.36	$46.53	$54.67	$74.75
Net Asset Value Total Return(c)	23.79%	(2.08)%	(11.86)%	(14.22)%	(15.38)%	75.99%
Market Price Total Return(b)(c)	24.22%	(1.88)%	(12.40)%	(13.95)%	(15.57)%	75.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$147,421	$137,953	$180,805	$279,280	$386,737	$486,807
Ratio to average net assets of:
Expenses, after Waivers	0.65%(d)	0.65%	0.66%	0.61%(e)	0.55%	0.61%
Expenses, prior to Waivers	0.68%(d)	0.67%	0.66%	0.62%(e)	0.55%	0.61%
Net investment income	1.36%(d)	1.10%	0.92%	1.02%	0.83%	0.16%
Portfolio turnover rate(f)	9%	31%	29%	37%	30%	140%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights—(continued)
Invesco S&P 500 BuyWrite ETF (PBP)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$21.62	$21.96	$21.48	$22.09	$21.79	$17.45
Net investment income(a)	0.11	0.24	0.25	0.26	0.21	0.23
Net realized and unrealized gain (loss) on investments	1.94	1.75	1.56	(0.60)	1.57	4.35
Total from investment operations	2.05	1.99	1.81	(0.34)	1.78	4.58
Distributions to shareholders from:
Net investment income	(1.12)	(1.02)	(0.26)	(0.27)	(0.24)	(0.24)
Net realized gains	-	-	-	-	(1.24)	-
Return of capital	-	(1.31)	(1.07)	-	-	-
Total distributions	(1.12)	(2.33)	(1.33)	(0.27)	(1.48)	(0.24)
Net asset value at end of period	$22.55	$21.62	$21.96	$21.48	$22.09	$21.79
Market price at end of period(b)	$22.55	$21.59	$21.96	$21.47	$22.02	$21.76
Net Asset Value Total Return(c)	9.77%	9.09%	8.70%	(1.47)%	8.06%	26.40%
Market Price Total Return(c)	9.92%	8.94%	8.75%	(1.21)%	7.86%	26.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$304,405	$134,041	$97,700	$93,419	$138,047	$167,818
Ratio to average net assets of:
Expenses	0.29%(d)	0.29%	0.43%	0.49%	0.49%	0.49%
Net investment income	0.96%(d)	1.08%	1.15%	1.26%	0.92%	1.19%
Portfolio turnover rate(e)	31%	41%	12%	38%	33%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights—(continued)
Invesco S&P 500® Quality ETF (SPHQ)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$66.20	$58.31	$48.11	$46.37	$45.73	$33.61
Net investment income(a)	0.42	0.76	0.80	0.82	0.70	0.63
Net realized and unrealized gain on investments	7.82	7.90	10.18	1.76	0.60	12.11
Total from investment operations	8.24	8.66	10.98	2.58	1.30	12.74
Distributions to shareholders from:
Net investment income	(0.39)	(0.77)	(0.78)	(0.84)	(0.66)	(0.62)
Net asset value at end of period	$74.05	$66.20	$58.31	$48.11	$46.37	$45.73
Market price at end of period(b)	$74.06	$66.12	$58.30	$48.11	$46.36	$45.75
Net Asset Value Total Return(c)	12.47%	14.84%	22.97%	5.78%	2.76%	38.23%
Market Price Total Return(b)(c)	12.62%	14.72%	22.95%	5.80%	2.70%	38.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,913,435	$12,403,994	$8,618,326	$4,817,491	$3,657,788	$2,670,218
Ratio to average net assets of:
Expenses, after Waivers	0.15%(d)	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, prior to Waivers	0.20%(d)	0.21%	0.23%	0.19%	0.19%	0.19%
Net investment income	1.15%(d)	1.15%	1.50%	1.82%	1.40%	1.59%
Portfolio turnover rate(e)	20%	57%	47%	65%	48%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights—(continued)
Invesco S&P Spin-Off ETF (CSD)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$73.45	$68.31	$55.52	$56.87	$64.57	$34.38
Net investment income(a)	0.05	0.15	0.31	0.50	0.38	0.33
Net realized and unrealized gain (loss) on investments	22.83	5.13	12.81	(1.40)	(7.63)	30.41
Total from investment operations	22.88	5.28	13.12	(0.90)	(7.25)	30.74
Distributions to shareholders from:
Net investment income	-	(0.14)	(0.33)	(0.45)	(0.45)	(0.55)
Net asset value at end of period	$96.33	$73.45	$68.31	$55.52	$56.87	$64.57
Market price at end of period(b)	$96.35	$73.45	$68.35	$55.50	$56.92	$64.57
Net Asset Value Total Return(c)	31.15%	7.70%	23.69%	(1.53)%	(11.24)%	89.69%
Market Price Total Return(c)	31.18%	7.64%	23.80%	(1.65)%	(11.16)%	89.53%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$80,919	$61,701	$56,013	$52,744	$64,836	$75,548
Ratio to average net assets of:
Expenses, after Waivers	0.65%(d)	0.65%	0.64%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.67%(d)	0.67%	0.64%	0.71%	0.65%	0.68%
Net investment income	0.12%(d)	0.19%	0.51%	0.93%	0.60%	0.68%
Portfolio turnover rate(e)	46%	74%	84%	106%	68%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights—(continued)
Invesco Water Resources ETF (PHO)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$65.41	$64.22	$52.60	$48.78	$52.18	$34.44
Net investment income(a)	0.20	0.33	0.34	0.29	0.14	0.17
Net realized and unrealized gain (loss) on investments	6.02	1.19	11.62	3.82	(3.41)	17.74
Total from investment operations	6.22	1.52	11.96	4.11	(3.27)	17.91
Distributions to shareholders from:
Net investment income	(0.20)	(0.33)	(0.34)	(0.29)	(0.13)	(0.17)
Net asset value at end of period	$71.43	$65.41	$64.22	$52.60	$48.78	$52.18
Market price at end of period(b)	$71.41	$65.39	$64.23	$52.58	$48.78	$52.17
Net Asset Value Total Return(c)	9.51%	2.36%	22.82%	8.46%	(6.29)%	52.15%
Market Price Total Return(c)	9.51%	2.32%	22.89%	8.42%	(6.27)%	51.90%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,137,042	$2,057,900	$2,060,053	$1,742,190	$1,658,077	$1,604,412
Ratio to average net assets of:
Expenses	0.59%(d)	0.59%	0.59%	0.60%	0.59%	0.60%
Net investment income	0.57%(d)	0.48%	0.59%	0.58%	0.25%	0.39%
Portfolio turnover rate(e)	20%	25%	39%	32%	29%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights—(continued)
Invesco WilderHill Clean Energy ETF (PBW)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$15.60	$20.35	$35.43	$50.99	$87.86	$31.91
Net investment income(a)	0.09	0.31	0.81	1.77	0.93	0.61
Net realized and unrealized gain (loss) on investments	17.92	(4.64)(b)	(15.10)	(15.53)	(36.46)	55.82
Total from investment operations	18.01	(4.33)	(14.29)	(13.76)	(35.53)	56.43
Distributions to shareholders from:
Net investment income	(0.12)	(0.42)	(0.79)	(1.80)	(1.34)	(0.48)
Net asset value at end of period	$33.49	$15.60	$20.35	$35.43	$50.99	$87.86
Market price at end of period(c)	$33.47	$15.58	$20.34	$35.41	$50.92	$87.72
Net Asset Value Total Return(d)	115.64%	(21.73)%(b)	(41.06)%	(27.59)%	(40.88)%	176.87%
Market Price Total Return(d)	115.85%	(21.79)%(b)	(41.06)%	(27.52)%	(40.86)%	176.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$636,828	$220,825	$301,723	$650,834	$1,070,268	$2,196,396
Ratio to average net assets of:
Expenses	0.65%(e)	0.64%	0.65%	0.66%	0.62%	0.61%
Net investment income	0.77%(e)	1.58%	2.64%	3.78%	1.23%	0.71%
Portfolio turnover rate(f)	31%	62%	53%	55%	60%	81%

(a)	Based on average shares outstanding.
(b)
Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $(4.70). Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Aerospace & Defense ETF (PPA)	"Aerospace & Defense ETF"
Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)	"Bloomberg Analyst Rating Improvers ETF"
Invesco Dorsey Wright Momentum ETF (PDP)	"Dorsey Wright Momentum ETF"
Invesco Global Listed Private Equity ETF (PSP)	"Global Listed Private Equity ETF"
Invesco Golden Dragon China ETF (PGJ)	"Golden Dragon China ETF"
Invesco MSCI Sustainable Future ETF (ERTH)	"MSCI Sustainable Future ETF"
Invesco S&P 500 BuyWrite ETF (PBP)	"S&P 500 BuyWrite ETF"
Invesco S&P 500® Quality ETF (SPHQ)	"S&P 500® Quality ETF"
Invesco S&P Spin-Off ETF (CSD)	"S&P Spin-Off ETF"
Invesco Water Resources ETF (PHO)	"Water Resources ETF"
Invesco WilderHill Clean Energy ETF (PBW)	"WilderHill Clean Energy ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:
Fund	Exchange
Aerospace & Defense ETF	NYSE Arca, Inc.
Bloomberg Analyst Rating Improvers ETF	NYSE Arca, Inc.
Dorsey Wright Momentum ETF	The Nasdaq Stock Market LLC
Global Listed Private Equity ETF	NYSE Arca, Inc.
Golden Dragon China ETF	The Nasdaq Stock Market LLC
MSCI Sustainable Future ETF	NYSE Arca, Inc.
S&P 500 BuyWrite ETF	Cboe BZX Exchange, Inc.
S&P 500® Quality ETF	NYSE Arca, Inc.
S&P Spin-Off ETF	NYSE Arca, Inc.
Water Resources ETF	The Nasdaq Stock Market LLC
WilderHill Clean Energy ETF	NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

49

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Aerospace & Defense ETF	SPADE® Defense Index
Bloomberg Analyst Rating Improvers ETF	Bloomberg ANR Improvers Index
Dorsey Wright Momentum ETF	Dorsey Wright® Technical Leaders Index
Global Listed Private Equity ETF	Red Rocks Global Listed Private Equity Index
Golden Dragon China ETF	NASDAQ Golden Dragon China Index
MSCI Sustainable Future ETF	MSCI Global Environment Select Index
S&P 500 BuyWrite ETF	CBOE S&P 500 BuyWrite IndexSM
S&P 500® Quality ETF	S&P 500® Quality Index
S&P Spin-Off ETF	S&P U.S. Spin-Off Index
Water Resources ETF	NASDAQ OMX US Water IndexSM
WilderHill Clean Energy ETF	WilderHill Clean Energy Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the

50

indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

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Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except Bloomberg Analyst Rating Improvers ETF, S&P 500 BuyWrite ETF and S&P Spin-Off ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Bloomberg Analyst Rating Improvers ETF and S&P Spin-Off ETF declare and pay dividends from net investment income, if any, to shareholders annually and records such dividends on the ex-dividend date. S&P 500 BuyWrite ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, partnerships and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2025, the Funds did not enter into any closing agreements.

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G.
Expenses - Each Fund (except for Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF) is responsible for all of its own expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF have agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the

53

securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, each Fund (except for S&P 500 BuyWrite ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
Aerospace & Defense ETF	$11,620
Bloomberg Analyst Rating Improvers ETF	473
Dorsey Wright Momentum ETF	2,296
Global Listed Private Equity ETF	23,006
Golden Dragon China ETF	114,548
MSCI Sustainable Future ETF	4,080
S&P 500® Quality ETF	3,256
S&P Spin-Off ETF	490
Water Resources ETF	1,567
WilderHill Clean Energy ETF	161,829

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Call Options Written - Certain Funds may write call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the

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option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
N.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting

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firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Clean Energy Industry Risk. For certain Funds, the risks of investing in the clean energy industry include the risks of focusing investments in the water, energy and environmental sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Securities of companies in the clean energy industry are subject to swift price and supply fluctuations caused by events relating to international politics, the success of project development and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for clean energy products and services in general, may adversely affect a Fund’s performance. Obsolescence of existing technology, short product cycles, falling prices and profits, the supply of, and demand for, oil and gas, the price of oil and gas, competition from new market entrants and general economic conditions can significantly affect the clean energy industry. The clean energy industry is an emerging growth industry, and therefore shares of such companies may be more volatile and, historically, have been more volatile than shares of companies operating in other, more established industries. In addition, certain methods used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing

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obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Investments in Business Development Companies (“BDCs”) Risk. Certain Funds invest in BDCs. There are certain risks inherent in investing in BDCs, whose principal business is to invest in, and lend capital or provide services to, privately held companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established publicly traded companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. In addition, investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. With respect to a BDC’s investment in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Investment advisers to BDCs may be entitled to compensation based on the BDC’s performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. In addition, to the extent that a Fund invests a portion of its assets in BDCs, a shareholder in the Fund not only will bear his or her proportionate share of the expenses of the Fund, but also will bear indirectly the expenses of the BDCs.
Listed Private Equity Companies Risk. There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to or provide services to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. A Fund is also subject to the underlying risks which affect the listed private equity companies in which the financial institutions or vehicles held by the Fund invest. Listed private equity companies are subject to various risks depending on their underlying investments, which include additional liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings, which may be adversely impacted by the poor performance of a small number of investments. By investing in companies in the capital markets whose business is to lend money, there is a risk that the issuer may default on its payments or declare bankruptcy.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may

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have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because Aerospace & Defense ETF, Golden Dragon China ETF, S&P Spin-Off ETF and Water Resources ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Thematic Investing Risk. Certain Funds rely on the index provider for its Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology.  The Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that the index provider evaluates environmental, social and governance ("ESG") factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively impact the Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Underlying Index. There is no guarantee that the Underlying Index will reflect complete exposure to any particular environmental theme.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for Bloomberg Analyst Rating Improvers ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.15% of the Fund’s average daily net assets.

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Pursuant to another Investment Advisory Agreement, Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF accrue daily and pay monthly to the Adviser an annual unitary management fee of 0.40% and 0.29%, respectively, of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except for Bloomberg Analyst Rating Improvers ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2027. The Expense Cap (including sub-licensing fees) for S&P 500® Quality ETF is 0.15% of the Fund’s average daily net assets per year through at least August 31, 2027. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Aerospace & Defense ETF, Dorsey Wright Momentum ETF, Global Listed Private Equity ETF, Water Resources ETF and WilderHill Clean Energy ETF.
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the six months ended October 31, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Aerospace & Defense ETF	$2,150
Bloomberg Analyst Rating Improvers ETF	22
Dorsey Wright Momentum ETF	547
Global Listed Private Equity ETF	121
Golden Dragon China ETF	131
MSCI Sustainable Future ETF	21,456
S&P 500 BuyWrite ETF	136
S&P 500® Quality ETF	3,747,077
S&P Spin-Off ETF	5,504
Water Resources ETF	882
WilderHill Clean Energy ETF	201
The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2025 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/26	4/30/27	4/30/28	10/31/28
Golden Dragon China ETF	$4,893	$1,733	$1,175	$-	$1,985
MSCI Sustainable Future ETF	47,896	-	-	26,573	21,323
S&P 500® Quality ETF	16,207,472	945,554	5,177,966	6,342,431	3,741,521
S&P Spin-Off ETF	34,739	409	13,246	15,606	5,478

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Aerospace & Defense ETF	SPADE Indexes
Bloomberg Analyst Rating Improvers ETF	Bloomberg Index Services Limited
Dorsey Wright Momentum ETF	Dorsey Wright & Associates, LLC
Global Listed Private Equity ETF	Red Rocks Capital, LLC
Golden Dragon China ETF	Nasdaq, Inc.
MSCI Sustainable Future ETF	MSCI, Inc.
S&P 500 BuyWrite ETF	S&P Dow Jones Indices LLC
S&P 500® Quality ETF	S&P Dow Jones Indices LLC
S&P Spin-Off ETF	S&P Dow Jones Indices LLC
Water Resources ETF	Nasdaq, Inc.
WilderHill Clean Energy ETF	WilderHill
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended October 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Aerospace & Defense ETF	$22,794
Bloomberg Analyst Rating Improvers ETF	18,149
Dorsey Wright Momentum ETF	82,106
Global Listed Private Equity ETF	5,972
Golden Dragon China ETF	691
MSCI Sustainable Future ETF	4,257
S&P 500 BuyWrite ETF	48
S&P 500® Quality ETF	82,580
S&P Spin-Off ETF	7,975
Water Resources ETF	5,566
WilderHill Clean Energy ETF	116,165
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

60

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025, for each Fund (except for S&P 500 BuyWrite ETF). As of October 31, 2025, all of the securities in S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value of options held in S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,869,413,423	$-	$-	$6,869,413,423
Money Market Funds	2,486,010	365,365,176	-	367,851,186
Total Investments	$6,871,899,433	$365,365,176	$-	$7,237,264,609
Bloomberg Analyst Rating Improvers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$108,874,934	$-	$-	$108,874,934
Money Market Funds	35,021	3,614,888	-	3,649,909
Total Investments	$108,909,955	$3,614,888	$-	$112,524,843
Dorsey Wright Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,375,829,154	$-	$-	$1,375,829,154
Money Market Funds	863,163	148,259,533	-	149,122,696
Total Investments	$1,376,692,317	$148,259,533	$-	$1,524,951,850
Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$140,108,754	$161,404,778	$-	$301,513,532
Closed-End Funds	944,712	23,816,923	-	24,761,635
Money Market Funds	39,813	85,871,628	-	85,911,441
Total Investments	$141,093,279	$271,093,329	$-	$412,186,608
Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$156,121,394	$-	$-	$156,121,394
Money Market Funds	131,909	23,260,225	-	23,392,134
Total Investments	$156,253,303	$23,260,225	$-	$179,513,528
MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$62,082,843	$85,246,832	$-	$147,329,675
Money Market Funds	205,588	17,653,507	-	17,859,095
Total Investments	$62,288,431	$102,900,339	$-	$165,188,770
S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,896,280,951	$-	$-	$14,896,280,951
Money Market Funds	12,369,455	53,783,143	-	66,152,598
Total Investments	$14,908,650,406	$53,783,143	$-	$14,962,433,549
S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$80,922,324	$-	$-	$80,922,324
Money Market Funds	62,073	3,714,434	-	3,776,507
Total Investments	$80,984,397	$3,714,434	$-	$84,698,831

61

	Level 1	Level 2	Level 3	Total
Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,136,206,002	$-	$-	$2,136,206,002
Money Market Funds	1,929,772	77,495,005	-	79,424,777
Total Investments	$2,138,135,774	$77,495,005	$-	$2,215,630,779
WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$636,395,855	$-	$-	$636,395,855
Money Market Funds	836,455	130,796,612	-	131,633,067
Total Investments	$637,232,310	$130,796,612	$-	$768,028,922
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
S&P 500 BuyWrite ETF
Value
Derivative Liabilities	Equity Risk
Options written, at value - Exchange-Traded	$(12,291,510)
Derivatives not subject to master netting agreements	12,291,510
Total Derivative Liabilities subject to master netting agreements	$-
Effect of Derivative Investments for the Six-Month Period Ended October 31, 2025
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
S&P 500 BuyWrite ETF
Equity Risk
Realized Gain (Loss):
Options written	$(22,810,974)
Change in Net Unrealized Appreciation (Depreciation):
Options written	(587,293)
Total	$(23,398,267)
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
S&P 500 BuyWrite ETF
Options written	$230,101,500

62

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Aerospace & Defense ETF	$28,695,986	$19,672,602	$48,368,588
Bloomberg Analyst Rating Improvers ETF	42,610,692	31,604,253	74,214,945
Dorsey Wright Momentum ETF	1,001,117,072	-	1,001,117,072
Global Listed Private Equity ETF	37,820,659	91,581,242	129,401,901
Golden Dragon China ETF	57,491,337	272,166,933	329,658,270
MSCI Sustainable Future ETF	12,250,459	70,232,435	82,482,894
S&P 500 BuyWrite ETF	-	-	-
S&P 500® Quality ETF	490,918,815	126,191,002	617,109,817
S&P Spin-Off ETF	57,946,273	95,817,543	153,763,816
Water Resources ETF	189,728,509	143,007,391	332,735,900
WilderHill Clean Energy ETF	544,905,493	1,082,185,067	1,627,090,560

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the six months ended October 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Aerospace & Defense ETF	$279,409,999	$281,287,094
Bloomberg Analyst Rating Improvers ETF	100,984,978	100,063,064
Dorsey Wright Momentum ETF	1,099,424,221	1,106,506,141
Global Listed Private Equity ETF	37,469,222	41,373,130
Golden Dragon China ETF	19,373,624	21,033,693
MSCI Sustainable Future ETF	12,790,600	17,580,338
S&P 500 BuyWrite ETF	71,908,483	109,159,110
S&P 500® Quality ETF	2,855,461,506	2,831,145,910
S&P Spin-Off ETF	33,288,106	33,228,386
Water Resources ETF	433,145,012	433,424,522
WilderHill Clean Energy ETF	112,441,396	112,858,769
For the six months ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Aerospace & Defense ETF	$1,051,332,169	$371,018,317
Bloomberg Analyst Rating Improvers ETF	700,993	4,310,982
Dorsey Wright Momentum ETF	711,978,544	772,491,448
Global Listed Private Equity ETF	81,146,933	-
Golden Dragon China ETF	5,297,287	15,230,783
MSCI Sustainable Future ETF	-	15,257,981
S&P 500 BuyWrite ETF	176,722,677	9,086,380
S&P 500® Quality ETF	5,699,862,888	4,721,686,481
S&P Spin-Off ETF	5,273,521	5,042,337

63

	In-kind Purchases	In-kind Sales
Water Resources ETF	$10,046,092	$120,260,934
WilderHill Clean Energy ETF	440,759,245	293,460,436
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Aerospace & Defense ETF	$2,106,118,478	$(112,588,907)	$1,993,529,571	$5,243,735,038
Bloomberg Analyst Rating Improvers ETF	9,881,612	(5,633,139)	4,248,473	108,276,370
Dorsey Wright Momentum ETF	279,953,190	(25,621,172)	254,332,018	1,270,619,832
Global Listed Private Equity ETF	51,708,216	(38,205,520)	13,502,696	398,683,912
Golden Dragon China ETF	16,526,318	(55,495,664)	(38,969,346)	218,482,874
MSCI Sustainable Future ETF	31,523,154	(47,031,889)	(15,508,735)	180,697,505
S&P 500 BuyWrite ETF	66,679,901	(24,077,173)	42,602,728	261,753,088
S&P 500® Quality ETF	2,212,915,302	(805,855,473)	1,407,059,829	13,555,373,720
S&P Spin-Off ETF	22,085,166	(6,761,957)	15,323,209	69,375,622
Water Resources ETF	530,500,828	(36,976,905)	493,523,923	1,722,106,856
WilderHill Clean Energy ETF	116,280,290	(91,734,868)	24,545,422	743,483,500
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

64

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

65

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SPEC-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2025
PWB	Invesco Large Cap Growth ETF
PWV	Invesco Large Cap Value ETF
EQWL	Invesco S&P 100 Equal Weight ETF
SPGP	Invesco S&P 500 GARP ETF
SPVM	Invesco S&P 500 Value with Momentum ETF
XMMO	Invesco S&P MidCap Momentum ETF
XMHQ	Invesco S&P MidCap Quality ETF
XMVM	Invesco S&P MidCap Value with Momentum ETF
XSMO	Invesco S&P SmallCap Momentum ETF
XSVM	Invesco S&P SmallCap Value with Momentum ETF
CZA	Invesco Zacks Mid-Cap ETF
CVY	Invesco Zacks Multi-Asset Income ETF

2

Invesco Large Cap Growth ETF (PWB)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-10.77%
Alphabet, Inc., Class A	213,464	$60,023,942
Meta Platforms, Inc., Class A	58,657	38,030,266
Netflix, Inc.(b)	36,046	40,330,428
Spotify Technology S.A. (Sweden)(b)	27,188	17,816,840
		156,201,476
Consumer Discretionary-8.01%
Amazon.com, Inc.(b)	193,322	47,213,099
DoorDash, Inc., Class A(b)	76,031	19,340,005
Flutter Entertainment PLC (Ireland)(b)(c)	62,935	14,638,052
Hilton Worldwide Holdings, Inc.	68,738	17,662,917
O’Reilly Automotive, Inc.(b)	183,398	17,320,107
		116,174,180
Consumer Staples-7.56%
Costco Wholesale Corp.	46,951	42,793,489
Monster Beverage Corp.(b)	304,669	20,361,029
Walmart, Inc.	460,390	46,582,260
		109,736,778
Financials-13.62%
Charles Schwab Corp. (The)	194,599	18,393,497
Coinbase Global, Inc., Class A(b)	61,332	21,084,715
Intercontinental Exchange, Inc.	105,857	15,485,821
Mastercard, Inc., Class A	74,731	41,250,765
Nasdaq, Inc.	199,378	17,044,825
Progressive Corp. (The)	76,899	15,841,194
Robinhood Markets, Inc., Class A(b)	173,893	25,524,015
Visa, Inc., Class A	125,911	42,902,914
		197,527,746
Health Care-5.16%
Boston Scientific Corp.(b)	177,861	17,914,160
Edwards Lifesciences Corp.(b)	232,810	19,195,184
IDEXX Laboratories, Inc.(b)	29,454	18,541,588
Veeva Systems, Inc., Class A(b)(c)	66,137	19,259,094
		74,910,026
Industrials-14.40%
Automatic Data Processing, Inc.	62,360	16,232,308
Fastenal Co.	378,719	15,584,287
GE Vernova, Inc.	30,273	17,713,943
General Electric Co.	161,422	49,871,327
Howmet Aerospace, Inc.	107,582	22,156,513
Quanta Services, Inc.	49,268	22,127,737
Republic Services, Inc.	80,776	16,820,794
Trane Technologies PLC	44,406	19,922,752
Vertiv Holdings Co., Class A	147,917	28,527,272
		208,956,933
	Shares	Value
Information Technology-40.44%
Advanced Micro Devices, Inc.(b)	265,379	$67,968,869
Amphenol Corp., Class A	172,189	23,992,815
Analog Devices, Inc.	74,163	17,363,783
AppLovin Corp., Class A(b)	40,361	25,723,276
Arista Networks, Inc.(b)	141,181	22,262,832
Broadcom, Inc.	148,355	54,836,459
Cadence Design Systems, Inc.(b)	54,971	18,618,128
Cloudflare, Inc., Class A(b)	95,338	24,149,115
Corning, Inc.	280,765	25,010,546
Fortinet, Inc.(b)	243,685	21,061,695
Intuit, Inc.	67,034	44,748,547
KLA Corp.	21,328	25,780,007
Lam Research Corp.	182,828	28,788,097
Micron Technology, Inc.	162,627	36,391,044
Microsoft Corp.	88,055	45,595,760
NVIDIA Corp.	243,246	49,254,882
Palantir Technologies, Inc., Class A(b)	274,938	55,116,821
		586,662,676
Total Common Stocks & Other Equity Interests (Cost $1,101,497,818)		1,450,169,815
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $1,326,532)	1,326,532	1,326,532
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,102,824,350)		1,451,496,347
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.01%
Invesco Private Government Fund, 4.13%(d)(e)(f)	4,098,536	4,098,536
Invesco Private Prime Fund, 4.30%(d)(e)(f)	10,599,613	10,602,793
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,701,329)		14,701,329
TOTAL INVESTMENTS IN SECURITIES-101.06% (Cost $1,117,525,679)		1,466,197,676
OTHER ASSETS LESS LIABILITIES-(1.06)%		(15,401,930)
NET ASSETS-100.00%		$1,450,795,746

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Large Cap Growth ETF (PWB)—(continued)
October 31, 2025
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$582,888	$4,856,199	$(4,112,555)	$-	$-	$1,326,532	$23,849
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,023,694	89,122,717	(94,047,875)	-	-	4,098,536	45,746 *
Invesco Private Prime Fund	23,483,510	225,702,886	(238,580,848)	120	(2,875)	10,602,793	124,349 *
Total	$33,090,092	$319,681,802	$(336,741,278)	$120	$(2,875)	$16,027,861	$193,944

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Large Cap Value ETF (PWV)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-8.04%
AT&T, Inc.	1,392,640	$34,467,840
Comcast Corp., Class A	506,114	14,087,683
T-Mobile US, Inc.	158,339	33,259,107
Verizon Communications, Inc.	387,766	15,409,821
		97,224,451
Consumer Discretionary-4.52%
Ford Motor Co.	1,439,684	18,903,051
General Motors Co.	289,893	20,028,707
Lowe’s Cos., Inc.	65,974	15,710,389
		54,642,147
Consumer Staples-5.67%
Altria Group, Inc.	256,514	14,462,259
Kroger Co. (The)	247,073	15,721,255
Procter & Gamble Co. (The)	255,020	38,347,358
		68,530,872
Energy-16.56%
Cheniere Energy, Inc.	70,565	14,959,780
Chevron Corp.	252,750	39,863,730
Energy Transfer L.P.	969,068	16,309,414
EOG Resources, Inc.	140,518	14,872,425
Exxon Mobil Corp.	356,744	40,797,244
Kinder Morgan, Inc.	640,344	16,770,609
Marathon Petroleum Corp.	98,252	19,150,297
Phillips 66 Co.	131,225	17,864,972
Valero Energy Corp.	115,994	19,667,943
		200,256,414
Financials-34.40%
Aflac, Inc.	157,591	16,892,179
Allstate Corp. (The)	83,896	16,067,762
American International Group, Inc.	206,429	16,299,634
Ameriprise Financial, Inc.	32,987	14,935,524
Bank of America Corp.	791,521	42,306,797
Berkshire Hathaway, Inc., Class B(b)	80,799	38,584,755
Capital One Financial Corp.	75,797	16,674,582
Chubb Ltd.	62,680	17,358,599
CME Group, Inc., Class A	62,769	16,664,542
Goldman Sachs Group, Inc. (The)	53,099	41,914,758
JPMorgan Chase & Co.	133,209	41,443,984
MetLife, Inc.	210,426	16,796,203
Morgan Stanley	266,992	43,786,688
PayPal Holdings, Inc.(b)	242,885	16,824,644
	Shares	Value
Financials-(continued)
Travelers Cos., Inc. (The)	62,933	$16,905,063
Wells Fargo & Co.	487,954	42,437,359
		415,893,073
Health Care-14.11%
AbbVie, Inc.	190,886	41,620,784
Bristol-Myers Squibb Co.	361,059	16,633,988
Cigna Group (The)	56,747	13,869,534
CVS Health Corp.	238,249	18,619,159
Gilead Sciences, Inc.	148,560	17,796,003
HCA Healthcare, Inc.	42,416	19,497,787
Johnson & Johnson	225,367	42,565,065
		170,602,320
Industrials-4.38%
3M Co.	108,862	18,125,523
Cummins, Inc.	42,782	18,724,826
Deere & Co.	34,955	16,136,276
		52,986,625
Information Technology-7.69%
Cisco Systems, Inc.	581,562	42,517,998
International Business Machines Corp.	163,933	50,394,643
		92,912,641
Materials-1.58%
Newmont Corp.	235,341	19,055,561
Utilities-2.89%
Duke Energy Corp.	138,267	17,186,588
Exelon Corp.	383,733	17,697,766
		34,884,354
Total Common Stocks & Other Equity Interests (Cost $1,046,299,575)		1,206,988,458
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(c)(d) (Cost $797,975)	797,975	797,975
TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $1,047,097,550)		1,207,786,433
OTHER ASSETS LESS LIABILITIES-0.09%		1,148,204
NET ASSETS-100.00%		$1,208,934,637

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Large Cap Value ETF (PWV)—(continued)
October 31, 2025
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$785,842	$20,346,874	$(20,334,741)	$-	$-	$797,975	$18,892
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,347,453	123,837,777	(136,185,230)	-	-	-	83,298 *
Invesco Private Prime Fund	32,179,394	204,428,120	(236,607,647)	-	133	-	211,528 *
Total	$45,312,689	$348,612,771	$(393,127,618)	$-	$133	$797,975	$313,718

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 100 Equal Weight ETF (EQWL)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-7.14%
Alphabet, Inc., Class A	41,066	$11,547,349
Alphabet, Inc., Class C	32,968	9,291,042
AT&T, Inc.	607,531	15,036,392
Comcast Corp., Class A	529,866	14,748,820
Meta Platforms, Inc., Class A	23,591	15,295,225
Netflix, Inc.(b)	14,218	15,907,951
T-Mobile US, Inc.	73,800	15,501,690
Verizon Communications, Inc.	407,561	16,196,474
Walt Disney Co. (The)	153,061	17,237,730
		130,762,673
Consumer Discretionary-8.84%
Amazon.com, Inc.(b)	77,020	18,809,824
Booking Holdings, Inc.	3,240	16,451,878
General Motors Co.	309,381	21,375,133
Home Depot, Inc. (The)	42,929	16,295,419
Lowe’s Cos., Inc.	66,553	15,848,266
McDonald’s Corp.	57,985	17,304,464
NIKE, Inc., Class B	238,921	15,431,907
Starbucks Corp.	213,867	17,295,424
Tesla, Inc.(b)	51,007	23,287,756
		162,100,071
Consumer Staples-9.24%
Altria Group, Inc.	267,621	15,088,472
Coca-Cola Co. (The)	261,346	18,006,739
Colgate-Palmolive Co.	213,016	16,412,883
Costco Wholesale Corp.	18,527	16,886,434
Mondelez International, Inc., Class A	284,651	16,356,046
PepsiCo, Inc.	124,351	18,166,438
Philip Morris International, Inc.	107,214	15,474,197
Procter & Gamble Co. (The)	112,659	16,940,534
Target Corp.	195,246	18,103,209
Walmart, Inc.	176,514	17,859,686
		169,294,638
Energy-2.86%
Chevron Corp.	112,309	17,713,376
ConocoPhillips	187,897	16,696,527
Exxon Mobil Corp.	157,547	18,017,075
		52,426,978
Financials-17.82%
American Express Co.	54,802	19,768,725
American International Group, Inc.	227,217	17,941,054
Bank of America Corp.	353,878	18,914,779
Bank of New York Mellon Corp. (The)	170,576	18,410,268
Berkshire Hathaway, Inc., Class B(b)	36,168	17,271,667
BlackRock, Inc.	16,085	17,416,999
Capital One Financial Corp.	79,397	17,466,546
Charles Schwab Corp. (The)	192,153	18,162,302
Citigroup, Inc.	182,415	18,465,870
Goldman Sachs Group, Inc. (The)	23,044	18,190,242
JPMorgan Chase & Co.	59,021	18,362,614
Mastercard, Inc., Class A	30,618	16,900,830
MetLife, Inc.	223,704	17,856,053
Morgan Stanley	115,104	18,877,056
PayPal Holdings, Inc.(b)	270,043	18,705,879
	Shares	Value
Financials-(continued)
U.S. Bancorp	360,568	$16,831,314
Visa, Inc., Class A	52,403	17,855,798
Wells Fargo & Co.	220,717	19,195,758
		326,593,754
Health Care-15.32%
Abbott Laboratories	137,015	16,937,794
AbbVie, Inc.	83,821	18,276,331
Amgen, Inc.	63,695	19,008,499
Bristol-Myers Squibb Co.	375,931	17,319,141
CVS Health Corp.	239,606	18,725,209
Danaher Corp.	92,112	19,839,083
Eli Lilly and Co.	23,493	20,271,170
Gilead Sciences, Inc.	153,926	18,438,795
Intuitive Surgical, Inc.(b)	39,388	21,044,221
Johnson & Johnson	100,915	19,059,816
Medtronic PLC	191,993	17,413,765
Merck & Co., Inc.	210,932	18,135,933
Pfizer, Inc.	721,375	17,781,894
Thermo Fisher Scientific, Inc.	37,214	21,114,851
UnitedHealth Group, Inc.	51,150	17,470,794
		280,837,296
Industrials-14.57%
3M Co.	115,398	19,213,767
Boeing Co. (The)(b)	77,971	15,673,730
Caterpillar, Inc.	41,914	24,195,276
Deere & Co.	37,637	17,374,368
Emerson Electric Co.	132,714	18,522,893
FedEx Corp.	78,542	19,935,530
General Dynamics Corp.	54,914	18,939,839
General Electric Co.	62,595	19,338,725
Honeywell International, Inc.	89,075	17,933,470
Lockheed Martin Corp.	38,243	18,810,967
RTX Corp.	114,452	20,429,682
Uber Technologies, Inc.(b)	188,157	18,157,150
Union Pacific Corp.	82,348	18,147,029
United Parcel Service, Inc., Class B	211,368	20,380,103
		267,052,529
Information Technology-18.34%
Accenture PLC, Class A	72,889	18,229,539
Adobe, Inc.(b)	50,609	17,222,749
Advanced Micro Devices, Inc.(b)	111,112	28,458,005
Apple, Inc.	78,143	21,127,523
Broadcom, Inc.	48,001	17,742,610
Cisco Systems, Inc.	260,142	19,018,982
Intel Corp.(b)	715,581	28,616,084
International Business Machines Corp.	69,009	21,214,057
Intuit, Inc.	26,999	18,023,182
Microsoft Corp.	35,454	18,358,436
NVIDIA Corp.	100,039	20,256,897
Oracle Corp.	54,030	14,188,818
Palantir Technologies, Inc., Class A(b)	106,318	21,313,570
QUALCOMM, Inc.	111,520	20,173,968
Salesforce, Inc.	73,045	19,021,648
ServiceNow, Inc.(b)	19,208	17,657,530
Texas Instruments, Inc.	96,313	15,550,697
		336,174,295
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Materials-0.86%
Linde PLC	37,529	$15,698,381
Real Estate-1.84%
American Tower Corp.	91,470	16,371,301
Simon Property Group, Inc.	98,903	17,383,191
		33,754,492
Utilities-3.09%
Duke Energy Corp.	146,074	18,156,998
NextEra Energy, Inc.	249,520	20,310,928
Southern Co. (The)(c)	193,586	18,204,828
		56,672,754
Total Common Stocks & Other Equity Interests (Cost $1,621,701,570)		1,831,367,861
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $25,601)	25,601	25,601
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,621,727,171)		1,831,393,462
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.99%
Invesco Private Government Fund, 4.13%(d)(e)(f)	5,036,476	$5,036,476
Invesco Private Prime Fund, 4.30%(d)(e)(f)	13,100,763	13,104,693
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,141,169)		18,141,169
TOTAL INVESTMENTS IN SECURITIES-100.91% (Cost $1,639,868,340)		1,849,534,631
OTHER ASSETS LESS LIABILITIES-(0.91)%		(16,702,414)
NET ASSETS-100.00%		$1,832,832,217

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$660,360	$19,650,565	$(20,285,324)	$-	$-	$25,601	$26,565
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,777,174	150,388,611	(155,129,309)	-	-	5,036,476	102,857 *
Invesco Private Prime Fund	25,442,638	321,140,594	(333,479,307)	-	768	13,104,693	276,817 *
Total	$35,880,172	$491,179,770	$(508,893,940)	$-	$768	$18,166,770	$406,239

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500 GARP ETF (SPGP)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-3.47%
Alphabet, Inc., Class C	142,686	$40,211,768
Meta Platforms, Inc., Class A	41,732	27,056,942
Netflix, Inc.(b)	19,852	22,211,609
		89,480,319
Consumer Discretionary-20.10%
Airbnb, Inc., Class A(b)	362,138	45,824,943
Aptiv PLC(b)	435,207	35,295,288
Chipotle Mexican Grill, Inc.(b)	614,042	19,458,991
D.R. Horton, Inc.	191,941	28,614,564
Darden Restaurants, Inc.	152,313	27,439,187
Deckers Outdoor Corp.(b)	329,437	26,849,116
Expedia Group, Inc.	289,502	63,690,440
General Motors Co.	652,407	45,074,800
Lennar Corp., Class A(c)	204,390	25,297,350
lululemon athletica, Inc.(b)	139,360	23,766,454
NVR, Inc.(b)	3,287	23,701,965
PulteGroup, Inc.	309,037	37,044,265
Royal Caribbean Cruises Ltd.(c)	194,440	55,771,225
Tapestry, Inc.	273,919	30,081,785
Ulta Beauty, Inc.(b)	57,556	29,922,213
		517,832,586
Consumer Staples-2.37%
Monster Beverage Corp.(b)	360,963	24,123,158
Sysco Corp.	496,340	36,868,135
		60,991,293
Energy-6.18%
Baker Hughes Co., Class A	843,431	40,830,495
Halliburton Co.	1,270,438	34,098,556
Phillips 66 Co.	194,854	26,527,424
SLB Ltd.	895,705	32,299,122
Texas Pacific Land Corp.(c)	26,885	25,362,771
		159,118,368
Financials-14.68%
Allstate Corp. (The)	163,329	31,280,770
American Express Co.	89,906	32,431,791
Ameriprise Financial, Inc.	50,146	22,704,604
Arch Capital Group Ltd.	451,568	38,974,834
Chubb Ltd.	86,466	23,945,894
Erie Indemnity Co., Class A(c)	77,442	22,662,627
Global Payments, Inc.	314,125	24,426,360
Hartford Insurance Group, Inc. (The)	198,247	24,618,313
Mastercard, Inc., Class A	49,644	27,402,991
PayPal Holdings, Inc.(b)	303,158	20,999,755
Progressive Corp. (The)	125,910	25,937,460
Travelers Cos., Inc. (The)	96,827	26,009,669
Visa, Inc., Class A	85,645	29,182,677
W.R. Berkley Corp.	387,686	27,657,519
		378,235,264
Health Care-5.79%
Centene Corp.(b)	529,378	18,724,100
Cigna Group (The)	85,784	20,966,468
Eli Lilly and Co.	38,394	33,128,647
Molina Healthcare, Inc.(b)(c)	92,378	14,139,377
	Shares	Value
Health Care-(continued)
ResMed, Inc.	112,787	$27,844,854
Universal Health Services, Inc., Class B	158,975	34,499,165
		149,302,611
Industrials-21.32%
Caterpillar, Inc.	72,766	42,004,901
Cintas Corp.	106,914	19,594,129
Copart, Inc.(b)	542,388	23,328,108
Cummins, Inc.	87,781	38,419,988
Delta Air Lines, Inc.	1,117,794	64,139,020
Hubbell, Inc.	64,999	30,549,530
Lennox International, Inc.	43,328	21,880,640
PACCAR, Inc.	298,138	29,336,779
Parker-Hannifin Corp.	36,654	28,327,311
Paycom Software, Inc.	156,372	29,255,637
Trane Technologies PLC	66,570	29,866,631
Uber Technologies, Inc.(b)	685,909	66,190,218
United Airlines Holdings, Inc.(b)	648,543	60,988,984
United Rentals, Inc.	47,763	41,610,170
W.W. Grainger, Inc.	24,336	23,824,944
		549,316,990
Information Technology-22.01%
Adobe, Inc.(b)	57,840	19,683,530
Arista Networks, Inc.(b)	545,698	86,051,118
Autodesk, Inc.(b)	96,098	28,958,171
First Solar, Inc.(b)	180,215	48,106,592
Fortinet, Inc.(b)	414,939	35,863,178
Gartner, Inc.(b)	64,017	15,897,982
KLA Corp.	33,664	40,691,023
Microsoft Corp.	54,785	28,368,221
Monolithic Power Systems, Inc.	66,880	67,214,400
NVIDIA Corp.	447,261	90,565,880
Super Micro Computer, Inc.(b)	1,478,315	76,813,247
Synopsys, Inc.(b)	63,569	28,848,884
		567,062,226
Materials-1.11%
Martin Marietta Materials, Inc.	46,583	28,560,037
Real Estate-2.91%
Host Hotels & Resorts, Inc.	3,347,540	53,627,591
VICI Properties, Inc.	712,782	21,376,332
		75,003,923
Total Common Stocks & Other Equity Interests (Cost $2,346,315,925)		2,574,903,617
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $2,669,420)	2,669,420	2,669,420
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,348,985,345)		2,577,573,037
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500 GARP ETF (SPGP)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.86%
Invesco Private Government Fund, 4.13%(d)(e)(f)	6,205,981	$6,205,981
Invesco Private Prime Fund, 4.30%(d)(e)(f)	15,964,566	15,969,355
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,175,408)		22,175,336
TOTAL INVESTMENTS IN SECURITIES-100.90% (Cost $2,371,160,753)		2,599,748,373
OTHER ASSETS LESS LIABILITIES-(0.90)%		(23,149,402)
NET ASSETS-100.00%		$2,576,598,971

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$371,281	$19,255,700	$(16,957,561)	$-	$-	$2,669,420	$44,912
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,556,829	324,142,531	(344,493,379)	-	-	6,205,981	641,345 *
Invesco Private Prime Fund	69,169,970	835,210,921	(888,425,792)	2,923	11,333	15,969,355	1,755,562 *
Total	$96,098,080	$1,178,609,152	$(1,249,876,732)	$2,923	$11,333	$24,844,756	$2,441,819

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500 Value with Momentum ETF (SPVM)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-7.26%
AT&T, Inc.	21,136	$523,116
Charter Communications, Inc., Class A(b)(c)	1,799	420,678
Fox Corp., Class A	11,861	766,814
News Corp., Class A	16,811	445,491
Paramount Skydance Corp.(c)	80,279	1,235,494
Verizon Communications, Inc.	18,494	734,952
Warner Bros. Discovery, Inc.(b)	64,810	1,454,984
		5,581,529
Consumer Discretionary-8.68%
Best Buy Co., Inc.	13,578	1,115,297
Carnival Corp.(b)	24,293	700,367
General Motors Co.	34,294	2,369,372
Mohawk Industries, Inc.(b)	11,779	1,338,566
PulteGroup, Inc.	9,632	1,154,588
		6,678,190
Consumer Staples-4.90%
Altria Group, Inc.	7,147	402,948
Keurig Dr Pepper, Inc.	12,895	350,228
Kroger Co. (The)	14,405	916,590
Molson Coors Beverage Co., Class B(c)	22,561	986,367
Tyson Foods, Inc., Class A	21,574	1,109,120
		3,765,253
Energy-2.24%
Baker Hughes Co., Class A	17,952	869,056
Kinder Morgan, Inc.	15,377	402,724
ONEOK, Inc.	6,680	447,560
		1,719,340
Financials-36.28%
Aflac, Inc.	5,135	550,421
Allstate Corp. (The)	3,567	683,152
Assurant, Inc.	3,728	789,292
Bank of America Corp.	16,849	900,579
Bank of New York Mellon Corp. (The)	6,858	740,184
Berkshire Hathaway, Inc., Class B(b)	1,338	638,949
Chubb Ltd.	2,230	617,576
Cincinnati Financial Corp.	4,137	639,539
Citigroup, Inc.	12,858	1,301,615
Citizens Financial Group, Inc.	23,106	1,175,402
Fifth Third Bancorp	18,843	784,246
Globe Life, Inc.	6,622	870,859
Goldman Sachs Group, Inc. (The)	1,018	803,579
Hartford Insurance Group, Inc. (The)	5,423	673,428
Huntington Bancshares, Inc.	48,905	755,093
Invesco Ltd.(d)	73,682	1,746,263
JPMorgan Chase & Co.	2,119	659,263
Loews Corp.	10,189	1,014,417
M&T Bank Corp.	4,434	815,280
MetLife, Inc.	10,810	862,854
Morgan Stanley	4,153	681,092
Northern Trust Corp.	7,187	924,751
PNC Financial Services Group, Inc. (The)	4,169	761,051
Prudential Financial, Inc.	9,361	973,544
Raymond James Financial, Inc.	3,821	606,278
Regions Financial Corp.	39,833	963,959
	Shares	Value
Financials-(continued)
State Street Corp.	8,997	$1,040,593
Synchrony Financial	14,892	1,107,667
Travelers Cos., Inc. (The)	2,430	652,747
Truist Financial Corp.	23,351	1,042,155
U.S. Bancorp	18,871	880,898
W.R. Berkley Corp.	6,413	457,504
Wells Fargo & Co.	9,022	784,643
		27,898,873
Health Care-6.70%
Cardinal Health, Inc.	4,975	949,081
Cencora, Inc.	2,572	868,847
DaVita, Inc.(b)	3,826	455,371
Labcorp Holdings, Inc.	1,667	423,351
McKesson Corp.	1,042	845,416
Quest Diagnostics, Inc.	2,494	438,819
Universal Health Services, Inc., Class B	5,386	1,168,816
		5,149,701
Industrials-7.00%
C.H. Robinson Worldwide, Inc.	5,822	896,530
Cummins, Inc.	1,616	707,291
General Dynamics Corp.	1,699	585,985
Leidos Holdings, Inc.	3,771	718,262
Snap-on, Inc.	1,387	465,408
Southwest Airlines Co.(c)	18,168	550,490
United Airlines Holdings, Inc.(b)	15,550	1,462,322
		5,386,288
Information Technology-5.06%
Cognizant Technology Solutions Corp., Class A	6,240	454,771
Hewlett Packard Enterprise Co.	73,428	1,793,112
HP, Inc.	37,974	1,050,741
Trimble, Inc.(b)	7,466	595,413
		3,894,037
Materials-4.50%
Amcor PLC	64,841	512,244
International Paper Co.	13,520	522,413
Newmont Corp.	12,398	1,003,866
Smurfit WestRock PLC	16,927	624,945
Steel Dynamics, Inc.	5,087	797,641
		3,461,109
Real Estate-2.59%
Healthpeak Properties, Inc.	24,001	430,818
Kimco Realty Corp.	23,354	482,494
Realty Income Corp.	7,277	421,920
VICI Properties, Inc.	22,019	660,350
		1,995,582
Utilities-14.75%
Alliant Energy Corp.	6,988	466,938
Ameren Corp.	4,651	474,495
American Electric Power Co., Inc.	4,836	581,577
Atmos Energy Corp.	2,991	513,615
CenterPoint Energy, Inc.(c)	11,775	450,276
CMS Energy Corp.	6,178	454,392
Consolidated Edison, Inc.	5,681	553,386
Dominion Energy, Inc.	8,845	519,113
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
DTE Energy Co.	3,710	$502,853
Duke Energy Corp.	4,414	548,660
Evergy, Inc.	8,949	687,373
Eversource Energy	8,188	604,356
Exelon Corp.	15,067	694,890
FirstEnergy Corp.	13,056	598,356
NiSource, Inc.	11,735	494,161
PG&E Corp.	53,498	853,828
Pinnacle West Capital Corp.	6,755	597,953
PPL Corp.	13,676	499,448
Sempra	7,345	675,299
Xcel Energy, Inc.	7,003	568,434
		11,339,403
Total Common Stocks & Other Equity Interests (Cost $67,444,202)		76,869,305
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $82,664)	82,664	82,664
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $67,526,866)		76,951,969
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.80%
Invesco Private Government Fund, 4.13%(d)(e)(f)	590,939	$590,939
Invesco Private Prime Fund, 4.30%(d)(e)(f)	1,565,267	1,565,737
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,156,832)		2,156,676
TOTAL INVESTMENTS IN SECURITIES-102.87% (Cost $69,683,698)		79,108,645
OTHER ASSETS LESS LIABILITIES-(2.87)%		(2,204,818)
NET ASSETS-100.00%		$76,903,827

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Invesco Ltd.	$265,673	$946,649	$(58,738)	$575,841	$16,838	$1,746,263	$17,315
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	110,016	1,069,123	(1,096,475)	-	-	82,664	2,155
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,893,177	21,267,679	(22,569,917)	-	-	590,939	32,087 *
Invesco Private Prime Fund	4,930,086	42,578,830	(45,942,958)	(27)	(194)	1,565,737	87,993 *
Total	$7,198,952	$65,862,281	$(69,668,088)	$575,814	$16,644	$3,985,603	$139,550

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap Momentum ETF (XMMO)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Consumer Discretionary-9.07%
Aramark	1,172,106	$44,399,375
Boyd Gaming Corp.	353,983	27,564,656
Chewy, Inc., Class A(b)	1,183,285	39,900,370
Duolingo, Inc.(b)(c)	283,177	76,639,023
Five Below, Inc.(b)	331,195	52,087,038
Ollie’s Bargain Outlet Holdings, Inc.(b)	282,223	34,095,361
Planet Fitness, Inc., Class A(b)(c)	536,674	48,670,965
Somnigroup International, Inc.(c)	1,143,788	90,748,140
Travel + Leisure Co.	308,398	19,361,227
		433,466,155
Consumer Staples-9.92%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	504,672	44,542,351
Casey’s General Stores, Inc.	198,731	101,986,762
Maplebear, Inc.(b)	837,062	30,854,105
Performance Food Group Co.(b)	1,065,684	103,094,270
Pilgrim’s Pride Corp.	184,824	7,041,794
Sprouts Farmers Market, Inc.(b)(c)	590,462	46,622,880
US Foods Holding Corp.(b)	1,932,009	140,302,494
		474,444,656
Energy-2.03%
Antero Midstream Corp.	1,895,416	32,695,926
DT Midstream, Inc.	588,820	64,469,902
		97,165,828
Financials-10.07%
Comerica, Inc.(c)	565,478	43,259,067
Federated Hermes, Inc., Class B	626,232	30,359,727
First Horizon Corp.(c)	2,354,041	50,282,316
FirstCash Holdings, Inc.	164,456	26,066,276
Hanover Insurance Group, Inc. (The)	186,332	31,840,412
Houlihan Lokey, Inc.	256,673	45,965,001
Janus Henderson Group PLC	455,035	19,821,325
Old Republic International Corp.	869,712	34,318,835
SEI Investments Co.	520,993	41,997,246
Shift4 Payments, Inc., Class A(b)(c)	325,880	22,518,308
SLM Corp.(c)	1,132,679	30,412,431
Stifel Financial Corp.	443,611	52,536,851
Unum Group	711,694	52,252,573
		481,630,368
Health Care-6.42%
Doximity, Inc., Class A(b)(c)	831,295	54,865,470
Encompass Health Corp.	395,174	44,990,560
Exelixis, Inc.(b)	1,438,756	55,636,695
Hims & Hers Health, Inc.(b)(c)	1,527,159	69,424,648
Masimo Corp.(b)(c)	223,940	31,497,161
Penumbra, Inc.(b)(c)	222,382	50,562,995
		306,977,529
Industrials-32.11%
Acuity, Inc.	122,440	44,696,722
AECOM	663,091	89,086,276
AeroVironment, Inc.(b)(c)	138,791	51,340,179
Alaska Air Group, Inc.(b)(c)	488,560	20,387,609
API Group Corp.(b)(c)	2,125,170	78,248,759
Applied Industrial Technologies, Inc.	148,991	38,304,096
Avis Budget Group, Inc.(b)(c)	81,325	11,065,893
	Shares	Value
Industrials-(continued)
BWX Technologies, Inc.	585,197	$125,003,931
Carpenter Technology Corp.(c)	315,976	99,816,819
Comfort Systems USA, Inc.	265,411	256,275,553
Curtiss-Wright Corp.	292,873	174,473,232
ESAB Corp.	261,339	30,529,622
ExlService Holdings, Inc.(b)(c)	677,062	26,473,124
Genpact Ltd.	702,281	26,792,020
MasTec, Inc.(b)	405,684	82,824,446
RB Global, Inc. (Canada)(c)	1,142,733	113,381,968
RBC Bearings, Inc.(b)	167,996	71,991,326
Ryder System, Inc.	183,675	31,083,320
Watts Water Technologies, Inc., Class A	127,568	34,775,037
Woodward, Inc.	492,288	129,033,608
		1,535,583,540
Information Technology-16.93%
Belden, Inc.(c)	179,960	21,928,126
Ciena Corp.(b)	846,190	160,708,405
Flex Ltd.(b)	2,052,337	128,312,109
Guidewire Software, Inc.(b)	487,382	113,871,930
Kyndryl Holdings, Inc.(b)(c)	1,051,881	30,420,399
Lumentum Holdings, Inc.(b)(c)	469,035	94,538,695
Pegasystems, Inc.(c)	518,110	32,977,701
TD SYNNEX Corp.	299,837	46,921,492
Twilio, Inc., Class A(b)	1,334,868	180,046,996
		809,725,853
Materials-0.60%
NewMarket Corp.	37,327	28,663,403
Real Estate-3.72%
EPR Properties	455,754	22,341,061
Omega Healthcare Investors, Inc.	1,148,922	48,289,192
Sabra Health Care REIT, Inc.(c)	1,000,476	17,828,482
Vornado Realty Trust(c)	660,513	25,059,863
W.P. Carey, Inc.(c)	973,423	64,245,918
		177,764,516
Utilities-9.13%
IDACORP, Inc.(c)	378,237	48,800,138
National Fuel Gas Co.(c)	792,162	62,509,503
OGE Energy Corp.	1,088,653	48,053,143
Spire, Inc.(c)	249,843	21,586,435
Talen Energy Corp.(b)(c)	400,457	160,094,700
TXNM Energy, Inc.(c)	697,309	39,607,151
UGI Corp.(c)	1,673,974	55,960,951
		436,612,021
Total Common Stocks & Other Equity Interests (Cost $4,389,562,960)		4,782,033,869
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $617,595)	617,595	617,595
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $4,390,180,555)		4,782,651,464
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.62%
Invesco Private Government Fund, 4.13%(d)(e)(f)	86,176,399	$86,176,399
Invesco Private Prime Fund, 4.30%(d)(e)(f)	230,189,546	230,258,603
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $316,438,388)		316,435,002
TOTAL INVESTMENTS IN SECURITIES-106.63% (Cost $4,706,618,943)		5,099,086,466
OTHER ASSETS LESS LIABILITIES-(6.63)%		(317,099,616)
NET ASSETS-100.00%		$4,781,986,850

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,485,367	$53,076,919	$(53,944,691)	$-	$-	$617,595	$71,867
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	60,869,742	535,386,931	(510,080,274)	-	-	86,176,399	1,516,395 *
Invesco Private Prime Fund	159,962,627	1,169,776,440	(1,099,493,165)	3,393	9,308	230,258,603	4,121,693 *
Total	$222,317,736	$1,758,240,290	$(1,663,518,130)	$3,393	$9,308	$317,052,597	$5,709,955

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P MidCap Quality ETF (XMHQ)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Consumer Discretionary-13.62%
Abercrombie & Fitch Co., Class A(b)(c)	376,246	$27,296,647
Autoliv, Inc. (Sweden)(c)	536,934	62,713,891
Chewy, Inc., Class A(b)	2,332,548	78,653,519
Columbia Sportswear Co.(c)	276,996	13,747,311
Crocs, Inc.(b)(c)	543,041	44,361,019
GameStop Corp., Class A(b)(c)	3,232,857	72,060,383
Grand Canyon Education, Inc.(b)(c)	340,001	64,022,188
Mattel, Inc.(b)(c)	2,297,460	42,227,315
Murphy USA, Inc.	153,555	55,003,401
Texas Roadhouse, Inc.	521,738	85,345,902
TopBuild Corp.(b)(c)	209,715	88,600,393
Valvoline, Inc.(b)(c)	851,885	28,120,724
Visteon Corp.	188,607	20,211,126
YETI Holdings, Inc.(b)(c)	542,605	18,443,144
		700,806,963
Consumer Staples-4.70%
Boston Beer Co., Inc. (The), Class A(b)(c)	69,098	14,302,595
Celsius Holdings, Inc.(b)	1,044,338	62,900,478
Ingredion, Inc.	558,647	64,473,450
Marzetti Co. (The)(c)	139,486	21,870,010
Pilgrim’s Pride Corp.(c)	434,525	16,555,403
Sprouts Farmers Market, Inc.(b)	778,913	61,502,970
		241,604,906
Energy-0.65%
Weatherford International PLC	451,507	33,271,551
Financials-14.63%
American Financial Group, Inc.	519,235	68,372,865
Essent Group Ltd.	692,238	41,928,856
Evercore, Inc., Class A	277,260	81,669,706
Federated Hermes, Inc., Class B(c)	650,038	31,513,842
First Financial Bankshares, Inc.(c)	854,660	26,400,447
Hamilton Lane, Inc., Class A(c)	437,712	49,881,660
Houlihan Lokey, Inc.	412,777	73,920,105
Kinsale Capital Group, Inc.(c)	208,889	83,444,889
MGIC Investment Corp.	1,706,708	46,797,933
Morningstar, Inc.(c)	210,733	44,738,616
RenaissanceRe Holdings Ltd. (Bermuda)(c)	354,403	90,050,258
RLI Corp.(c)	670,813	39,551,134
SEI Investments Co.(c)	925,410	74,597,300
		752,867,611
Health Care-17.70%
Avantor, Inc.(b)(c)	4,596,054	54,325,358
Chemed Corp.(c)	116,313	50,165,797
Doximity, Inc., Class A(b)(c)	949,099	62,640,534
Exelixis, Inc.(b)(c)	2,572,049	99,461,135
Halozyme Therapeutics, Inc.(b)(c)	866,130	56,463,015
Hims & Hers Health, Inc.(b)(c)	1,605,807	72,999,986
Lantheus Holdings, Inc.(b)(c)	426,692	24,615,861
Medpace Holdings, Inc.(b)(c)	375,329	219,533,685
Penumbra, Inc.(b)(c)	324,291	73,734,045
United Therapeutics Corp.(b)	441,543	196,676,499
		910,615,915
	Shares	Value
Industrials-34.40%
Acuity, Inc.	213,878	$78,076,164
AECOM	909,176	122,147,796
Applied Industrial Technologies, Inc.	258,985	66,582,454
BWX Technologies, Inc.	605,900	129,426,299
Carlisle Cos., Inc.(c)	640,363	208,149,993
Comfort Systems USA, Inc.	302,163	291,762,550
Donaldson Co., Inc.	987,385	83,187,186
EnerSys	254,378	32,092,328
Exponent, Inc.(c)	352,288	24,945,513
Fluor Corp.(b)	1,098,671	53,582,185
FTI Consulting, Inc.(b)	261,048	43,075,530
Genpact Ltd.(c)	1,140,050	43,492,907
Graco, Inc.(c)	1,076,695	88,041,350
Insperity, Inc.(c)	354,398	15,636,040
Landstar System, Inc.(c)	268,950	34,541,249
Lincoln Electric Holdings, Inc.	395,687	92,768,817
MSA Safety, Inc.(c)	279,215	43,845,131
MSC Industrial Direct Co., Inc., Class A	307,750	26,131,053
Nextracker, Inc., Class A(b)(c)	1,108,553	112,207,735
Paylocity Holding Corp.(b)	320,193	45,233,665
Toro Co. (The)(c)	882,298	65,934,130
Valmont Industries, Inc.	167,366	69,194,125
		1,770,054,200
Information Technology-7.94%
Commvault Systems, Inc.(b)	311,794	43,407,961
DocuSign, Inc.(b)(c)	1,537,795	112,474,326
Manhattan Associates, Inc.(b)(c)	740,859	134,888,198
Pegasystems, Inc.(c)	698,039	44,430,182
Qualys, Inc.(b)(c)	282,356	34,803,201
Vontier Corp.(c)	1,007,298	38,780,973
		408,784,841
Materials-6.34%
Cabot Corp.(c)	391,808	26,439,204
Eagle Materials, Inc.(c)	264,346	56,125,943
Louisiana-Pacific Corp.	518,005	45,123,415
Royal Gold, Inc.(c)	509,664	89,084,171
RPM International, Inc.	1,000,080	109,288,742
		326,061,475
Total Common Stocks & Other Equity Interests (Cost $4,983,322,180)		5,144,067,462
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $2,686,888)	2,686,888	2,686,888
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $4,986,009,068)		5,146,754,350
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.79%
Invesco Private Government Fund, 4.13%(d)(e)(f)	139,064,376	139,064,376
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.30%(d)(e)(f)	364,400,923	$364,510,243
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $503,575,095)		503,574,619
TOTAL INVESTMENTS IN SECURITIES-109.82% (Cost $5,489,584,163)		5,650,328,969
OTHER ASSETS LESS LIABILITIES-(9.82)%		(505,284,508)
NET ASSETS-100.00%		$5,145,044,461

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,341,548	$39,283,571	$(40,938,231)	$-	$-	$2,686,888	$103,649
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	151,004,116	628,373,169	(640,312,909)	-	-	139,064,376	2,810,656 *
Invesco Private Prime Fund	393,999,594	1,300,496,380	(1,330,036,559)	23,250	27,578	364,510,243	7,604,148 *
Total	$549,345,258	$1,968,153,120	$(2,011,287,699)	$23,250	$27,578	$506,261,507	$10,518,453

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P MidCap Value with Momentum ETF (XMVM)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-6.71%
EchoStar Corp., Class A(b)(c)	278,677	$20,864,547
Consumer Discretionary-11.07%
Aramark	58,111	2,201,245
AutoNation, Inc.(b)	26,076	5,211,810
Gap, Inc. (The)	167,725	3,832,516
Graham Holdings Co., Class B	5,527	5,594,043
Lithia Motors, Inc., Class A	19,883	6,244,853
Murphy USA, Inc.	6,310	2,260,242
Taylor Morrison Home Corp., Class A(b)	94,393	5,594,673
Travel + Leisure Co.	55,616	3,491,572
		34,430,954
Consumer Staples-6.22%
Albertson’s Cos., Inc., Class A	245,638	4,345,336
Ingredion, Inc.	18,598	2,146,395
Performance Food Group Co.(b)	50,196	4,855,961
Pilgrim’s Pride Corp.(c)	74,647	2,844,051
Post Holdings, Inc.(b)(c)	26,673	2,772,125
US Foods Holding Corp.(b)	33,067	2,401,326
		19,365,194
Energy-0.77%
Viper Energy, Inc., Class A	64,066	2,406,319
Financials-49.95%
Affiliated Managers Group, Inc.	14,630	3,481,355
American Financial Group, Inc.	21,412	2,819,532
Annaly Capital Management, Inc.	146,806	3,107,883
Associated Banc-Corp(c)	132,087	3,271,795
Bank OZK	100,528	4,522,755
Brighthouse Financial, Inc.(b)(c)	125,693	7,173,300
Cadence Bank(c)	119,556	4,512,043
CNO Financial Group, Inc.	90,038	3,603,321
Columbia Banking System, Inc.	170,309	4,564,281
Comerica, Inc.	61,538	4,707,657
Cullen/Frost Bankers, Inc.(c)	17,717	2,181,671
East West Bancorp, Inc.	30,243	3,072,689
Essent Group Ltd.	67,122	4,065,580
F.N.B. Corp.(c)	303,459	4,770,375
Federated Hermes, Inc., Class B	56,021	2,715,898
Fidelity National Financial, Inc.	51,858	2,864,636
First American Financial Corp.	51,378	3,211,639
First Horizon Corp.	150,259	3,209,532
Hancock Whitney Corp.	65,750	3,754,983
Hanover Insurance Group, Inc. (The)	16,446	2,810,292
Home BancShares, Inc.	95,689	2,555,853
International Bancshares Corp.	50,862	3,376,220
Janus Henderson Group PLC	83,359	3,631,118
Jefferies Financial Group, Inc.	65,146	3,441,663
Kemper Corp.	57,854	2,602,851
MGIC Investment Corp.	133,498	3,660,515
Old National Bancorp(c)	160,440	3,277,789
Old Republic International Corp.	87,924	3,469,481
Pinnacle Financial Partners, Inc.	24,401	2,079,209
Prosperity Bancshares, Inc.	51,290	3,375,908
Reinsurance Group of America, Inc.	19,433	3,545,745
RenaissanceRe Holdings Ltd. (Bermuda)(c)	18,147	4,610,971
SouthState Bank Corp.	36,216	3,210,548
	Shares	Value
Financials-(continued)
Starwood Property Trust, Inc.(c)	132,772	$2,413,795
Synovus Financial Corp.	57,676	2,574,657
Texas Capital Bancshares, Inc.(b)	32,107	2,691,851
UMB Financial Corp.	29,537	3,156,915
United Bankshares, Inc.(c)	92,965	3,327,217
Unum Group	49,287	3,618,652
Valley National Bancorp	493,649	5,365,965
Webster Financial Corp.	67,230	3,834,799
Western Alliance Bancorporation	47,876	3,703,209
Wintrust Financial Corp.	25,711	3,342,944
Zions Bancorporation N.A.	78,634	4,097,618
		155,386,710
Health Care-2.40%
Tenet Healthcare Corp.(b)	18,103	3,738,088
United Therapeutics Corp.(b)	8,386	3,735,376
		7,473,464
Industrials-3.52%
Ryder System, Inc.	25,377	4,294,550
WESCO International, Inc.	25,687	6,666,547
		10,961,097
Information Technology-5.82%
Avnet, Inc.	135,537	6,566,767
Flex Ltd.(b)	61,917	3,871,051
TD SYNNEX Corp.	48,930	7,657,056
		18,094,874
Materials-0.80%
Graphic Packaging Holding Co.(c)	155,544	2,487,148
Real Estate-3.72%
Cousins Properties, Inc.	78,010	2,022,800
Jones Lang LaSalle, Inc.(b)	16,278	4,966,255
Kilroy Realty Corp.(c)	108,585	4,587,716
		11,576,771
Utilities-8.99%
Black Hills Corp.	55,418	3,515,164
Essential Utilities, Inc.	59,262	2,312,996
New Jersey Resources Corp.	63,231	2,801,133
NorthWestern Energy Group, Inc.	59,472	3,548,694
ONE Gas, Inc.(c)	36,370	2,916,510
Portland General Electric Co.	80,557	3,679,844
Southwest Gas Holdings, Inc.	38,835	3,087,382
Spire, Inc.	37,444	3,235,162
UGI Corp.	86,090	2,877,989
		27,974,874
Total Common Stocks & Other Equity Interests (Cost $265,091,039)		311,021,952
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $237,146)	237,146	$237,146
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $265,328,185)		311,259,098
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.75%
Invesco Private Government Fund, 4.13%(d)(e)(f)	11,878,345	11,878,345
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.30%(d)(e)(f)	30,882,683	$30,891,948
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,770,671)		42,770,293
TOTAL INVESTMENTS IN SECURITIES-113.80% (Cost $308,098,856)		354,029,391
OTHER ASSETS LESS LIABILITIES-(13.80)%		(42,931,984)
NET ASSETS-100.00%		$311,097,407

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$329,198	$10,361,942	$(10,453,994)	$-	$-	$237,146	$10,254
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,218,409	76,680,960	(79,021,024)	-	-	11,878,345	207,625 *
Invesco Private Prime Fund	34,788,887	140,933,233	(144,832,845)	611	2,062	30,891,948	564,654 *
Total	$49,336,494	$227,976,135	$(234,307,863)	$611	$2,062	$43,007,439	$782,533

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Momentum ETF (XSMO)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-3.01%
CarGurus, Inc.(b)	370,998	$13,029,450
Cinemark Holdings, Inc.	362,030	9,778,430
Gogo, Inc.(b)(c)	358,736	3,264,498
Telephone and Data Systems, Inc.	764,576	29,680,840
Uniti Group, Inc.(b)(c)	787,736	4,537,359
		60,290,577
Consumer Discretionary-13.74%
Adtalem Global Education, Inc.(b)(c)	196,667	19,277,299
Boot Barn Holdings, Inc.(b)(c)	113,261	21,479,949
Brinker International, Inc.(b)	358,750	38,981,775
Buckle, Inc. (The)(c)	132,039	7,235,737
Cheesecake Factory, Inc. (The)(c)	327,510	16,309,998
Cracker Barrel Old Country Store, Inc.(c)	91,990	3,100,063
Dorman Products, Inc.(b)(c)	113,268	15,192,637
Frontdoor, Inc.(b)	406,760	27,021,067
Group 1 Automotive, Inc.	42,450	16,875,573
Monarch Casino & Resort, Inc.	64,961	5,851,037
National Vision Holdings, Inc.(b)	468,591	12,066,218
Patrick Industries, Inc.(c)	117,746	12,289,150
Perdoceo Education Corp.	222,179	7,056,405
Phinia, Inc.(c)	134,710	6,992,796
Shake Shack, Inc., Class A(b)(c)	171,742	16,574,820
Sonic Automotive, Inc., Class A(c)	59,937	3,807,798
Stride, Inc.(b)(c)	259,477	17,654,815
Urban Outfitters, Inc.(b)(c)	292,057	18,869,803
Wolverine World Wide, Inc.(c)	366,573	8,321,207
		274,958,147
Consumer Staples-4.12%
Cal-Maine Foods, Inc.(c)	318,037	27,923,649
Chefs’ Warehouse, Inc. (The)(b)(c)	269,548	15,903,332
Fresh Del Monte Produce, Inc.	259,766	9,182,728
PriceSmart, Inc.	106,800	12,275,592
Tootsie Roll Industries, Inc.(c)	107,429	3,791,169
United Natural Foods, Inc.(b)	353,753	13,318,801
		82,395,271
Energy-1.22%
Archrock, Inc.	593,053	14,986,450
Comstock Resources, Inc.(b)(c)	504,671	9,462,581
		24,449,031
Financials-13.68%
Acadian Asset Management, Inc.	190,530	9,164,493
Ameris Bancorp	220,754	15,810,402
BancFirst Corp.(c)	79,139	8,615,072
Blackstone Mortgage Trust, Inc., Class A	625,286	11,555,285
Ellington Financial, Inc.	401,360	5,346,115
Enova International, Inc.(b)(c)	94,013	11,241,134
EZCORP, Inc., Class A(b)(c)	338,073	6,169,832
First Bancorp/Southern Pines NC(c)	175,886	8,537,506
Hanmi Financial Corp.	107,876	2,847,926
HCI Group, Inc.	63,751	13,005,842
Horace Mann Educators Corp.	217,230	9,712,353
Palomar Holdings, Inc.(b)(c)	147,089	16,769,617
Pathward Financial, Inc.	78,278	5,327,601
Payoneer Global, Inc.(b)(c)	948,531	5,491,995
	Shares	Value
Financials-(continued)
Piper Sandler Cos.	58,210	$18,584,125
PJT Partners, Inc., Class A(c)	123,682	19,926,407
SiriusPoint Ltd. (Sweden)(b)	539,015	9,810,073
StepStone Group, Inc., Class A	260,277	15,845,664
StoneX Group, Inc.(b)(c)	374,721	34,444,354
United Fire Group, Inc.	83,265	2,517,101
Victory Capital Holdings, Inc., Class A(c)	234,835	14,623,175
Virtu Financial, Inc., Class A	634,809	22,116,746
WisdomTree, Inc.(c)	398,065	4,760,857
World Acceptance Corp.(b)	12,952	1,650,991
		273,874,666
Health Care-6.63%
ADMA Biologics, Inc.(b)	1,064,724	16,481,928
Artivion, Inc.(b)	144,417	6,552,199
Catalyst Pharmaceuticals, Inc.(b)(c)	449,616	9,563,332
Corcept Therapeutics, Inc.(b)(c)	375,144	27,561,830
Ligand Pharmaceuticals, Inc.(b)(c)	72,951	13,956,256
Pediatrix Medical Group, Inc.(b)	408,322	6,929,224
Phibro Animal Health Corp., Class A	98,886	4,159,145
Protagonist Therapeutics, Inc.(b)	250,858	19,722,456
TG Therapeutics, Inc.(b)(c)	798,149	27,759,622
		132,685,992
Industrials-33.91%
Alamo Group, Inc.	41,289	7,379,170
Armstrong World Industries, Inc.	303,673	57,828,449
AZZ, Inc.	157,501	15,726,475
CoreCivic, Inc.(b)	496,714	9,204,110
CSG Systems International, Inc.(c)	161,796	12,663,773
DXP Enterprises, Inc.(b)(c)	102,627	12,279,320
Dycom Industries, Inc.(b)	152,640	43,928,266
Enpro, Inc.	86,558	20,082,321
ESCO Technologies, Inc.	175,926	38,610,479
Everus Construction Group, Inc.(b)	213,145	19,372,749
Federal Signal Corp.	261,287	30,839,705
Gates Industrial Corp. PLC(b)	1,204,896	26,604,104
GEO Group, Inc. (The)(b)(c)	782,282	13,275,325
Granite Construction, Inc.(c)	290,903	29,936,828
Heidrick & Struggles International, Inc.	70,307	4,103,820
Interface, Inc.	200,184	4,984,582
JBT Marel Corp.(c)	260,147	32,804,537
Mercury Systems, Inc.(b)(c)	266,518	20,631,158
Mueller Water Products, Inc., Class A	611,651	15,694,965
MYR Group, Inc.(b)(c)	65,151	14,183,373
National Presto Industries, Inc.(c)	26,400	2,824,008
OPENLANE, Inc.(b)	578,791	15,291,658
Pitney Bowes, Inc.(c)	1,098,425	10,852,439
Powell Industries, Inc.(c)	32,899	12,613,148
SkyWest, Inc.(b)	223,505	22,457,782
SPX Technologies, Inc.(b)	197,799	44,285,218
Sterling Infrastructure, Inc.(b)(c)	245,542	92,790,322
Worthington Enterprises, Inc.(c)	127,139	7,131,226
Zurn Elkay Water Solutions Corp.	859,642	40,497,735
		678,877,045
Information Technology-16.52%
A10 Networks, Inc.(c)	428,875	7,651,130
Calix, Inc.(b)	283,293	19,382,907
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Clear Secure, Inc., Class A(c)	388,378	$11,833,878
Extreme Networks, Inc.(b)	503,050	9,568,011
InterDigital, Inc.(c)	208,217	75,366,225
Itron, Inc.(b)	183,132	18,373,634
OSI Systems, Inc.(b)(c)	90,347	25,158,026
Sanmina Corp.(b)	306,735	42,038,032
Semtech Corp.(b)(c)	376,541	25,552,072
SiTime Corp.(b)	82,171	23,800,008
TTM Technologies, Inc.(b)	833,846	56,034,451
Viavi Solutions, Inc.(b)(c)	902,600	15,976,020
		330,734,394
Materials-2.61%
Century Aluminum Co.(b)	206,440	6,114,753
Hawkins, Inc.	131,233	18,615,401
Sensient Technologies Corp.	292,238	27,555,121
		52,285,275
Real Estate-2.73%
CareTrust REIT, Inc.(c)	1,130,628	39,176,260
JBG SMITH Properties, (Acquired 09/19/2025 - 10/30/2025; Cost $7,647,912)(c)(d)	324,707	6,328,540
Outfront Media, Inc.(c)	514,445	9,100,532
		54,605,332
Utilities-1.80%
Clearway Energy, Inc.	188,000	5,638,120
Clearway Energy, Inc., Class C(c)	428,484	13,681,494
MDU Resources Group, Inc.(c)	866,239	16,614,464
		35,934,078
Total Common Stocks & Other Equity Interests (Cost $1,812,489,487)		2,001,089,808
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(e)(f) (Cost $891,781)	891,781	$891,781
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,813,381,268)		2,001,981,589
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.50%
Invesco Private Government Fund, 4.13%(e)(f)(g)	79,622,593	79,622,593
Invesco Private Prime Fund, 4.30%(e)(f)(g)	210,558,885	210,622,053
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $290,246,924)		290,244,646
TOTAL INVESTMENTS IN SECURITIES-114.51% (Cost $2,103,628,192)		2,292,226,235
OTHER ASSETS LESS LIABILITIES-(14.51)%		(290,530,915)
NET ASSETS-100.00%		$2,001,695,320

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)	Restricted security. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,367,282	$14,372,218	$(14,847,719)	$-	$-	$891,781	$29,035
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$66,856,725	$266,720,267	$(253,954,399)	$-	$-	$79,622,593	$1,402,380 *
Invesco Private Prime Fund	173,410,521	654,283,533	(617,089,823)	9,023	8,799	210,622,053	3,770,835 *
Total	$241,634,528	$935,376,018	$(885,891,941)	$9,023	$8,799	$291,136,427	$5,202,250

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Value with Momentum ETF (XSVM)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-2.37%
Shenandoah Telecommunications Co.	244,616	$3,013,669
TEGNA, Inc.	323,607	6,365,350
Telephone and Data Systems, Inc.	104,106	4,041,395
		13,420,414
Consumer Discretionary-17.96%
Asbury Automotive Group, Inc.(b)(c)	26,052	6,111,799
Dana, Inc.	288,495	5,856,449
Ethan Allen Interiors, Inc.	136,912	3,309,163
G-III Apparel Group Ltd.(b)	311,143	8,354,190
Green Brick Partners, Inc.(b)(c)	64,135	4,152,100
Group 1 Automotive, Inc.	12,812	5,093,282
La-Z-Boy, Inc.(c)	85,966	2,725,122
M/I Homes, Inc.(b)	51,548	6,453,294
MarineMax, Inc.(b)(c)	410,436	10,166,500
Meritage Homes Corp.	84,627	5,717,400
PENN Entertainment, Inc.(b)	338,038	5,564,106
Phinia, Inc.	99,107	5,144,644
Sally Beauty Holdings, Inc.(b)(c)	799,275	12,077,045
Sonic Automotive, Inc., Class A(c)	93,824	5,960,639
Tri Pointe Homes, Inc.(b)	190,798	6,076,916
Victoria’s Secret & Co.(b)(c)	255,659	9,011,980
		101,774,629
Consumer Staples-4.55%
Cal-Maine Foods, Inc.	42,002	3,687,776
Fresh Del Monte Produce, Inc.(c)	184,690	6,528,792
United Natural Foods, Inc.(b)	308,056	11,598,308
Universal Corp.	77,674	3,936,518
		25,751,394
Energy-2.49%
Bristow Group, Inc.(b)	166,864	6,791,365
World Kinect Corp.(c)	284,000	7,341,400
		14,132,765
Financials-49.00%
Adamas Trust, Inc.	571,589	3,812,499
Ameris Bancorp	56,378	4,037,792
Apollo Commercial Real Estate Finance, Inc.(c)	364,360	3,567,084
Arbor Realty Trust, Inc.(c)	438,131	4,420,742
Assured Guaranty Ltd.	53,633	4,321,747
Atlantic Union Bankshares Corp., Class B(c)	127,003	4,130,138
Banc of California, Inc.	298,922	5,072,706
BankUnited, Inc.	120,197	4,817,496
Banner Corp.	54,649	3,300,253
Beacon Financial Corp.	161,348	3,927,210
Bread Financial Holdings, Inc.	93,071	5,830,898
Capitol Federal Financial, Inc.	742,138	4,482,513
Cathay General Bancorp(c)	81,435	3,701,221
Customers Bancorp, Inc.(b)(c)	73,862	4,957,617
Dime Community Bancshares, Inc., Class B	128,805	3,381,131
Eagle Bancorp, Inc.(c)	254,541	4,263,562
Ellington Financial, Inc.	317,677	4,231,458
Employers Holdings, Inc.	83,090	3,168,222
Enact Holdings, Inc.(c)	113,330	4,048,148
EZCORP, Inc., Class A(b)(c)	380,467	6,943,523
	Shares	Value
Financials-(continued)
First Commonwealth Financial Corp.	222,526	$3,402,423
First Financial Bancorp	169,806	3,975,158
First Hawaiian, Inc.	140,152	3,437,929
Franklin BSP Realty Trust, Inc.(c)	380,046	3,853,666
Fulton Financial Corp.	221,505	3,847,542
Genworth Financial, Inc., Class A(b)	1,115,678	9,416,322
Hanmi Financial Corp.	171,526	4,528,286
Heritage Financial Corp.	159,414	3,537,397
Hilltop Holdings, Inc.	136,852	4,420,320
Hope Bancorp, Inc.	517,854	5,432,288
Horace Mann Educators Corp.	82,566	3,691,526
Independent Bank Corp.	60,304	4,057,856
Jackson Financial, Inc., Class A	63,365	6,387,826
KKR Real Estate Finance Trust, Inc.(c)	465,227	3,786,948
Lincoln National Corp.	230,622	9,686,124
Mercury General Corp.	56,873	4,396,283
National Bank Holdings Corp., Class A	97,135	3,463,834
NMI Holdings, Inc., Class A(b)(c)	84,113	3,064,237
Northwest Bancshares, Inc.	300,077	3,513,902
PennyMac Mortgage Investment Trust	345,874	4,164,323
PRA Group, Inc.(b)	522,123	7,158,306
PROG Holdings, Inc.	169,124	4,892,757
Provident Financial Services, Inc.(c)	241,806	4,422,632
Radian Group, Inc.	113,563	3,854,328
Redwood Trust, Inc.	786,660	4,177,165
Renasant Corp.	119,098	4,005,266
S&T Bancorp, Inc.(c)	102,273	3,747,283
Safety Insurance Group, Inc.	42,801	2,941,713
Seacoast Banking Corp. of Florida(c)	134,065	4,062,169
Simmons First National Corp., Class A	242,892	4,221,463
SiriusPoint Ltd. (Sweden)(b)	182,560	3,322,592
Southside Bancshares, Inc.	132,012	3,712,177
Stellar Bancorp, Inc.	144,857	4,263,141
Stewart Information Services Corp.(c)	64,037	4,371,806
StoneX Group, Inc.(b)(c)	81,244	7,467,948
Tompkins Financial Corp.	54,533	3,460,664
TrustCo Bank Corp.(c)	128,332	4,839,400
Trustmark Corp.(c)	111,001	4,131,457
Two Harbors Investment Corp.(c)	332,647	3,233,329
United Community Banks, Inc.	123,321	3,600,973
United Fire Group, Inc.	187,678	5,673,506
WaFd, Inc.	145,728	4,230,484
WSFS Financial Corp.	65,352	3,404,186
		277,674,895
Health Care-2.03%
AdaptHealth Corp.(b)(c)	716,442	6,440,813
Select Medical Holdings Corp.	366,913	5,074,407
		11,515,220
Industrials-9.06%
ABM Industries, Inc.	88,062	3,786,666
Air Lease Corp., Class A	77,456	4,946,340
DNOW, Inc.(b)	262,793	3,863,057
Greenbrier Cos., Inc. (The)	132,364	5,528,844
Healthcare Services Group, Inc.(b)	230,276	4,115,032
JetBlue Airways Corp.(b)(c)	1,331,573	5,592,607
Matson, Inc.	35,699	3,603,814
Resideo Technologies, Inc.(b)(c)	220,609	9,442,065
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Rush Enterprises, Inc., Class A	79,099	$3,908,282
Schneider National, Inc., Class B	146,481	3,130,299
SkyWest, Inc.(b)	33,907	3,406,975
		51,323,981
Information Technology-3.28%
Alpha & Omega Semiconductor Ltd.(b)	168,223	4,720,337
Benchmark Electronics, Inc.	115,037	5,040,921
PC Connection, Inc.	54,572	3,327,255
Sanmina Corp.(b)	39,915	5,470,351
		18,558,864
Materials-2.62%
Century Aluminum Co.(b)(c)	195,280	5,784,194
SunCoke Energy, Inc.(c)	743,464	5,955,147
Sylvamo Corp.	76,674	3,112,964
		14,852,305
Real Estate-4.44%
American Assets Trust, Inc.	177,486	3,391,757
Cushman & Wakefield PLC(b)	593,397	9,316,333
eXp World Holdings, Inc.(c)	406,275	4,160,256
Safehold, Inc.	396,293	5,718,508
SITE Centers Corp.	353,214	2,589,059
		25,175,913
Utilities-2.03%
Avista Corp.	92,314	3,512,548
MDU Resources Group, Inc.(c)	199,456	3,825,566
Northwest Natural Holding Co.	91,749	4,177,332
		11,515,446
Total Common Stocks & Other Equity Interests (Cost $541,244,053)		565,695,826
	Shares	Value
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $686,821)	686,821	$686,821
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $541,930,874)		566,382,647
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.96%
Invesco Private Government Fund, 4.13%(d)(e)(f)	18,553,574	18,553,574
Invesco Private Prime Fund, 4.30%(d)(e)(f)	49,177,438	49,192,191
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,746,170)		67,745,765
TOTAL INVESTMENTS IN SECURITIES-111.91% (Cost $609,677,044)		634,128,412
OTHER ASSETS LESS LIABILITIES-(11.91)%		(67,479,054)
NET ASSETS-100.00%		$566,649,358

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$541,147	$17,143,707	$(16,998,033)	$-	$-	$686,821	$10,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
October 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$20,800,227	$68,685,291	$(70,931,944)	$-	$-	$18,553,574	$324,892 *
Invesco Private Prime Fund	54,108,381	155,308,348	(160,228,181)	2,608	1,035	49,192,191	873,803 *
Total	$75,449,755	$241,137,346	$(248,158,158)	$2,608	$1,035	$68,432,586	$1,208,868

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Zacks Mid-Cap ETF (CZA)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-1.40%
Fox Corp., Class B	43,332	$2,531,022
Consumer Discretionary-6.74%
Grand Canyon Education, Inc.(b)	2,670	502,761
Hasbro, Inc.	13,542	1,033,390
Las Vegas Sands Corp.	67,671	4,016,274
Ralph Lauren Corp.	6,067	1,939,377
Stellantis N.V.(c)	311,516	3,158,772
Yum China Holdings, Inc. (China)	36,538	1,580,634
		12,231,208
Consumer Staples-1.57%
Archer-Daniels-Midland Co.	47,095	2,850,661
Financials-22.03%
Arch Capital Group Ltd.	35,767	3,087,050
AXIS Capital Holdings Ltd.	7,653	716,780
Brown & Brown, Inc.	31,710	2,528,555
Cincinnati Financial Corp.	15,351	2,373,111
CNA Financial Corp.(c)	26,184	1,166,497
Corebridge Financial, Inc.	52,493	1,709,172
Corpay, Inc.(b)	7,085	1,844,580
Credicorp Ltd. (Peru)	7,719	2,014,659
Essent Group Ltd.	9,718	588,619
Hartford Insurance Group, Inc. (The)	27,174	3,374,467
Invesco Ltd.(d)	43,555	1,032,254
Janus Henderson Group PLC	15,275	665,379
Northern Trust Corp.	18,586	2,391,461
Principal Financial Group, Inc.	21,687	1,822,575
Prudential Financial, Inc.	34,503	3,588,312
SEI Investments Co.	12,232	986,022
State Street Corp.	27,369	3,165,499
Tradeweb Markets, Inc., Class A	23,287	2,454,217
Unum Group	16,432	1,206,437
Voya Financial, Inc.	9,549	711,019
W.R. Berkley Corp.	36,252	2,586,218
		40,012,883
Health Care-8.26%
Agilent Technologies, Inc.	28,529	4,175,504
Align Technology, Inc.(b)	7,405	1,021,001
Encompass Health Corp.	9,661	1,099,905
GE HealthCare Technologies, Inc.	46,446	3,481,128
ICON PLC(b)	8,395	1,442,429
IQVIA Holdings, Inc.(b)	17,491	3,786,102
		15,006,069
Industrials-23.89%
A.O. Smith Corp.	13,928	919,109
Acuity, Inc.	2,998	1,094,420
AerCap Holdings N.V. (Ireland)	17,827	2,321,788
Applied Industrial Technologies, Inc.	3,685	947,377
Armstrong World Industries, Inc.	4,304	819,611
Crane Co.	5,692	1,081,480
Dover Corp.	13,779	2,500,337
ESAB Corp.	5,923	691,925
Fortive Corp.	33,515	1,687,145
Graco, Inc.	16,204	1,325,001
IDEX Corp.	7,391	1,267,261
	Shares	Value
Industrials-(continued)
ITT, Inc.	7,826	$1,448,358
Jacobs Solutions, Inc.	11,837	1,844,323
Lincoln Electric Holdings, Inc.	5,403	1,266,733
nVent Electric PLC	16,015	1,831,315
Otis Worldwide Corp.	37,990	3,523,952
Owens Corning	8,446	1,075,260
Paylocity Holding Corp.(b)	5,370	758,620
Pentair PLC	16,210	1,723,933
SPX Technologies, Inc.(b)	4,637	1,038,178
Textron, Inc.	17,571	1,419,913
TFI International, Inc. (Canada)	8,317	746,284
Veralto Corp.	24,653	2,432,758
Wabtec Corp.	16,103	3,292,097
Watts Water Technologies, Inc., Class A	3,308	901,761
Xylem, Inc.	23,874	3,601,393
ZTO Express (Cayman), Inc., ADR (China)(c)	56,167	1,044,145
Zurn Elkay Water Solutions Corp.	16,541	779,247
		43,383,724
Information Technology-7.17%
Check Point Software Technologies Ltd. (Israel)(b)	10,374	2,029,984
Flex Ltd.(b)	37,832	2,365,257
Keysight Technologies, Inc.(b)	17,251	3,156,243
Littelfuse, Inc.	2,453	596,839
Teledyne Technologies, Inc.(b)	4,548	2,395,977
Trimble, Inc.(b)	23,916	1,907,301
Vontier Corp.	14,759	568,222
		13,019,823
Materials-11.84%
AptarGroup, Inc.	6,574	762,650
Avery Dennison Corp.	7,843	1,371,662
Axalta Coating Systems Ltd.(b)	22,715	646,696
Ball Corp.	26,557	1,248,179
DuPont de Nemours, Inc.	42,520	3,471,758
Eastman Chemical Co.	11,842	704,836
International Flavors & Fragrances, Inc.(b)	26,219	1,651,011
Nutrien Ltd. (Canada)(c)	45,866	2,497,404
Packaging Corp. of America	8,661	1,695,477
PPG Industries, Inc.	23,076	2,255,679
Reliance, Inc.	5,240	1,479,933
RPM International, Inc.	13,069	1,428,180
Steel Dynamics, Inc.	14,628	2,293,670
		21,507,135
Real Estate-9.27%
AvalonBay Communities, Inc.	13,926	2,422,010
Camden Property Trust	10,561	1,050,608
CubeSmart	22,416	844,411
Equity LifeStyle Properties, Inc.	18,999	1,159,889
Equity Residential	37,845	2,249,507
Essex Property Trust, Inc.	6,346	1,597,732
Extra Space Storage, Inc.	20,851	2,784,443
Gaming and Leisure Properties, Inc.	27,790	1,241,101
Healthpeak Properties, Inc.	67,222	1,206,635
NNN REIT, Inc.	18,375	743,453
Sun Communities, Inc.	12,174	1,541,228
		16,841,017
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Utilities-7.85%
Consolidated Edison, Inc.	34,300	$3,341,163
DTE Energy Co.	19,866	2,692,638
Edison International	38,467	2,130,302
Essential Utilities, Inc.	26,679	1,041,281
Eversource Energy	35,247	2,601,581
Fortis, Inc. (Canada)	48,716	2,447,005
		14,253,970
Total Common Stocks & Other Equity Interests (Cost $171,803,774)		181,637,512
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $112,223)	112,223	112,223
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $171,915,997)		181,749,735
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.72%
Invesco Private Government Fund, 4.13%(d)(e)(f)	1,336,513	$1,336,513
Invesco Private Prime Fund, 4.30%(d)(e)(f)	3,598,164	3,599,243
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,935,829)		4,935,756
TOTAL INVESTMENTS IN SECURITIES-102.80% (Cost $176,851,826)		186,685,491
OTHER ASSETS LESS LIABILITIES-(2.80)%		(5,082,692)
NET ASSETS-100.00%		$181,602,799

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Invesco Ltd.	$697,949	$1,028,751	$(827,052)	$131,218	$1,388	$1,032,254	$10,522
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	271,525	1,533,095	(1,692,397)	-	-	112,223	4,125
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,187,176	26,201,735	(27,052,398)	-	-	1,336,513	43,648 *
Invesco Private Prime Fund	5,676,467	55,402,815	(57,481,031)	37	955	3,599,243	118,035 *
Total	$8,833,117	$84,166,396	$(87,052,878)	$131,255	$2,343	$6,080,233	$176,330

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Zacks Multi-Asset Income ETF (CVY)
October 31, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-80.04%
Communication Services-0.80%
NetEase, Inc., ADR (China)(b)	4,983	$698,118
Tencent Music Entertainment Group, ADR (China)	8,762	195,568
		893,686
Consumer Discretionary-5.01%
ADT, Inc.	130,433	1,153,028
Century Communities, Inc.(b)	5,792	344,045
Gap, Inc. (The)(b)	53,143	1,214,317
Garrett Motion, Inc. (Switzerland)(b)	29,189	494,461
Lear Corp.(b)	6,949	727,213
Leggett & Platt, Inc.(b)	39,873	372,414
Meritage Homes Corp.	9,728	657,224
Phinia, Inc.	6,532	339,076
Sonic Automotive, Inc., Class A	4,674	296,939
		5,598,717
Consumer Staples-1.83%
Edgewell Personal Care Co.	16,409	318,171
Ingredion, Inc.	5,950	686,689
Kroger Co. (The)	16,291	1,036,596
		2,041,456
Energy-23.17%
Alliance Resource Partners L.P.	49,983	1,223,084
APA Corp.(b)	51,099	1,157,392
Black Stone Minerals L.P.	92,893	1,225,259
Crescent Energy Co., Class A(b)	40,419	340,732
Devon Energy Corp.	31,942	1,037,795
Diamondback Energy, Inc.	7,867	1,126,476
Dorchester Minerals L.P.	46,072	1,163,779
Energy Transfer L.P.	53,924	907,541
Enterprise Products Partners L.P.	27,196	837,365
Equinor ASA, ADR (Norway)	45,812	1,097,655
Genesis Energy L.P.	28,394	464,526
Global Partners L.P.	14,335	648,085
Halliburton Co.(b)	51,145	1,372,732
Matador Resources Co.	15,610	615,971
MPLX L.P.	19,019	965,404
NOV, Inc.(b)	57,881	845,063
Ovintiv, Inc.(b)	27,706	1,039,252
Peabody Energy Corp.(b)	45,342	1,243,278
Petroleo Brasileiro S.A., ADR (Brazil)	93,503	1,088,375
Plains All American Pipeline L.P.	65,367	1,075,287
Shell PLC, ADR (United Kingdom)(b)	15,479	1,159,687
SM Energy Co.(b)	26,850	560,896
Sunoco L.P.	16,822	878,445
Teekay Tankers Ltd., Class A (Canada)	9,108	555,588
Tenaris S.A., ADR(b)	31,625	1,258,675
Weatherford International PLC	12,289	905,576
Western Midstream Partners L.P.	29,778	1,115,782
		25,909,700
Financials-24.54%
Allstate Corp. (The)	5,655	1,083,046
Apollo Commercial Real Estate Finance, Inc.(b)	14,194	138,959
AXIS Capital Holdings Ltd.	7,765	727,270
	Shares	Value
Financials-(continued)
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)	61,264	$1,233,244
Banco Santander S.A., ADR (Spain)(b)	64,637	656,066
Bank of New York Mellon Corp. (The)	11,080	1,195,864
Bank OZK	14,709	661,758
BOK Financial Corp.(b)	3,500	366,030
Cannae Holdings, Inc.	20,772	371,403
CNO Financial Group, Inc.	9,890	395,798
Commerce Bancshares, Inc.(b)	12,254	644,928
Corebridge Financial, Inc.	32,995	1,074,317
East West Bancorp, Inc.	10,943	1,111,809
Ellington Financial, Inc.	10,884	144,975
Enact Holdings, Inc.(b)	10,136	362,058
Equitable Holdings, Inc.	21,606	1,067,336
Essent Group Ltd.	12,082	731,807
Hanover Insurance Group, Inc. (The)	4,399	751,701
ING Groep N.V., ADR (Netherlands)(b)	36,786	917,075
International Bancshares Corp.	5,336	354,204
Itau Unibanco Holding S.A., ADR (Brazil)	22,631	166,564
Jackson Financial, Inc., Class A	7,797	786,016
Kemper Corp.(b)	7,287	327,842
Lincoln National Corp.(b)	18,405	773,010
Lloyds Banking Group PLC, ADR (United Kingdom)(b)	201,696	949,988
MetLife, Inc.	14,136	1,128,336
MGIC Investment Corp.	27,282	748,072
Popular, Inc.	6,199	691,003
Radian Group, Inc.	21,896	743,150
Reinsurance Group of America, Inc.	3,987	727,468
Selective Insurance Group, Inc.	4,987	375,721
SouthState Bank Corp.	11,519	1,021,159
Unum Group(b)	16,520	1,212,898
Virtu Financial, Inc., Class A	9,099	317,009
Voya Financial, Inc.(b)	10,037	747,355
Wells Fargo & Co.	14,250	1,239,322
Western Alliance Bancorporation	8,770	678,360
Woori Financial Group, Inc., ADR (South Korea)	15,418	826,713
		27,449,634
Health Care-5.06%
Baxter International, Inc.(b)	46,523	859,280
Cigna Group (The)(b)	3,799	928,514
Elevance Health, Inc.	3,637	1,153,656
Royalty Pharma PLC, Class A	31,746	1,191,745
Select Medical Holdings Corp.	29,256	404,610
Viatris, Inc.	108,302	1,122,009
		5,659,814
Industrials-5.08%
Atkore, Inc.(b)	6,554	453,864
Concentrix Corp.(b)	7,522	303,212
Greenbrier Cos., Inc. (The)	8,341	348,404
Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR (Mexico)	6,143	605,823
Herc Holdings, Inc.(b)	5,850	830,992
LATAM Airlines Group S.A., ADR (Chile)	9,459	425,560
Owens Corning	7,444	947,696
Pitney Bowes, Inc.	31,144	307,703
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
October 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Ryder System, Inc.	4,137	$700,105
Timken Co. (The)(b)	9,610	754,481
		5,677,840
Information Technology-1.03%
Cognizant Technology Solutions Corp., Class A	15,835	1,154,055
Materials-3.08%
Cabot Corp.	4,729	319,113
CEMEX S.A.B. de C.V., ADR (Mexico)	35,896	364,344
CF Industries Holdings, Inc.	13,260	1,104,425
Graphic Packaging Holding Co.(b)	33,928	542,509
Methanex Corp. (Canada)(b)	9,893	388,993
Sealed Air Corp.	11,945	400,277
Silgan Holdings, Inc.(b)	8,316	321,164
		3,440,825
Real Estate-9.67%
American Healthcare REIT, Inc.	16,218	735,000
American Tower Corp.	5,411	968,461
CareTrust REIT, Inc.	21,620	749,133
Crown Castle, Inc.	11,096	1,001,081
Digital Realty Trust, Inc.	6,889	1,173,954
EPR Properties	9,927	486,622
NETSTREIT Corp.(b)	14,381	267,774
NNN REIT, Inc.	13,875	561,382
Omega Healthcare Investors, Inc.	26,575	1,116,947
Sabra Health Care REIT, Inc.(b)	28,886	514,749
Ventas, Inc.	16,871	1,244,911
VICI Properties, Inc.(b)	34,107	1,022,869
W.P. Carey, Inc.	14,697	970,002
		10,812,885
Utilities-0.77%
Suburban Propane Partners L.P.	47,568	867,165
Total Common Stocks & Other Equity Interests (Cost $80,537,183)		89,505,777
Preferred Stocks-10.02%
Financials-10.02%
Ares Management Corp., Series B, Conv. Pfd., 6.75%	22,947	1,085,164
Bank of America Corp., Series QQ, Pfd., 4.25%	50,868	909,520
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%(b)	58,241	1,174,721
JPMorgan Chase & Co., Series LL, Pfd., 4.63%(b)	60,892	1,240,979
JPMorgan Chase & Co., Series MM, Pfd., 4.20%(b)	66,146	1,260,081
KKR & Co., Inc., Series D, Conv. Pfd., 6.25%	23,053	1,130,058
M&T Bank Corp., Series J, Pfd., 7.50%	21,992	584,987
Morgan Stanley, Series K, Pfd., 5.85%	36,036	878,918
Morgan Stanley, Series O, Pfd., 4.25%(b)	53,235	969,942
Morgan Stanley, Series P, Pfd., 6.50%	24,579	629,468
Wells Fargo & Co., Series CC, Pfd., 4.38%	34,921	641,149
Wells Fargo & Co., Series DD, Pfd., 4.25%	39,629	703,415
Total Preferred Stocks (Cost $11,465,017)		11,208,402
	Shares	Value

Closed-End Funds-9.63%
abrdn Income Credit Strategies Fund(b)	126,628	$705,318
Allspring Income Opportunities Fund(b)	35,130	243,451
Barings Global Short Duration High Yield Fund	20,674	316,932
Blackstone Strategic Credit 2027 Term Fund	29,939	354,478
DoubleLine Yield Opportunities Fund	35,699	527,274
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	24,560	412,854
FS Credit Opportunities Corp.	171,103	1,125,858
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(b)	75,328	404,511
Nuveen Credit Strategies Income Fund	156,404	802,353
Nuveen Floating Rate Income Fund	124,505	983,589
Nuveen Preferred & Income Opportunities Fund(b)	153,295	1,250,887
Nuveen Taxable Municipal Income Fund(b)	11,354	188,022
PGIM High Yield Bond Fund, Inc.	20,722	301,091
Tortoise Energy Infrastructure Corp.(b)	16,078	697,946
Western Asset Diversified Income Fund(b)	38,428	555,669
Western Asset Emerging Markets Debt Fund, Inc.	37,290	393,037
Western Asset High Income Fund II, Inc.	66,055	279,413
Western Asset High Income Opportunity Fund, Inc.	62,368	240,740
Western Asset Inflation-Linked Opportunities & Income Fund	46,022	406,374
XAI Octagon Floating Rate Alternative Income Term Trust	117,810	583,160
Total Closed-End Funds (Cost $10,694,669)		10,772,957
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(c)(d) (Cost $169,516)	169,516	169,516
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $102,866,385)		111,656,652
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.07%
Invesco Private Government Fund, 4.13%(c)(d)(e)	5,556,347	5,556,347
Invesco Private Prime Fund, 4.30%(c)(d)(e)	13,528,820	13,532,879
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,089,540)		19,089,226
TOTAL INVESTMENTS IN SECURITIES-116.91% (Cost $121,955,925)		130,745,878
OTHER ASSETS LESS LIABILITIES-(16.91)%		(18,911,400)
NET ASSETS-100.00%		$111,834,478
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
October 31, 2025
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$41,902	$3,840,890	$(3,713,276)	$-	$-	$169,516	$2,879
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,331,054	30,945,078	(30,719,785)	-	-	5,556,347	86,860 *
Invesco Private Prime Fund	13,870,132	61,008,173	(61,346,241)	443	372	13,532,879	237,049 *
Total	$19,243,088	$95,794,141	$(95,779,302)	$443	$372	$19,258,742	$326,788

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Statements of Assets and Liabilities
October 31, 2025
(Unaudited)

	Invesco Large Cap Growth ETF (PWB)	Invesco Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)
Assets:
Unaffiliated investments in securities, at value(a)	$1,450,169,815	$1,206,988,458	$1,831,367,861	$2,574,903,617
Affiliated investments in securities, at value	16,027,861	797,975	18,166,770	24,844,756
Due from broker	-	-	-	-
Receivable for:
Dividends	211,826	2,012,082	2,099,316	675,104
Securities lending	1,030	-	1,468	5,110
Investments sold	-	-	-	4,487,331
Fund shares sold	-	-	-	-
Expenses absorbed	-	-	78,423	-
Foreign tax reclaims	-	-	-	-
Total assets	1,466,410,532	1,209,798,515	1,851,713,838	2,604,915,918
Liabilities:
Due to broker	-	-	-	135
Payable for:
Investments purchased	-	-	-	-
Collateral upon return of securities loaned	14,701,329	-	18,141,169	22,175,408
Fund shares repurchased	-	-	-	4,502,576
Accrued advisory fees	590,342	510,436	379,449	648,221
Accrued trustees’ and officer’s fees	147,554	200,062	77,394	89,536
Accrued expenses	175,561	153,380	283,609	901,071
Total liabilities	15,614,786	863,878	18,881,621	28,316,947
Net Assets	$1,450,795,746	$1,208,934,637	$1,832,832,217	$2,576,598,971
Net assets consist of:
Shares of beneficial interest	$1,274,153,435	$1,536,810,136	$1,595,468,847	$2,804,785,571
Distributable earnings (loss)	176,642,311	(327,875,499)	237,363,370	(228,186,600)
Net Assets	$1,450,795,746	$1,208,934,637	$1,832,832,217	$2,576,598,971
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,130,000	18,680,000	15,740,000	22,890,000
Net asset value	$130.35	$64.72	$116.44	$112.56
Market price	$130.38	$64.73	$116.54	$112.59
Unaffiliated investments in securities, at cost	$1,101,497,818	$1,046,299,575	$1,621,701,570	$2,346,315,925
Affiliated investments in securities, at cost	$16,027,861	$797,975	$18,166,770	$24,844,828
(a)Includes securities on loan with an aggregate value of:	$14,520,640	$-	$17,587,549	$21,674,680
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$75,123,042	$4,782,033,869	$5,144,067,462	$311,021,952	$2,001,089,808	$565,695,826	$180,605,258	$111,487,136
3,985,603	317,052,597	506,261,507	43,007,439	291,136,427	68,432,586	6,080,233	19,258,742
-	-	-	-	-	-	-	1,853

51,634	1,371,075	335,458	69,373	577,228	686,608	46,706	219,914
1,281	60,819	58,040	5,337	52,667	13,193	507	3,602
-	-	-	-	-	544,940	-	86,924
3,231,260	4,079,037	-	1,794,795	-	-	-	-
4,947	-	241,931	-	-	-	-	-
-	2,922	-	-	-	-	13,617	2,618
82,397,767	5,104,600,319	5,650,964,398	355,898,896	2,292,856,130	635,373,153	186,746,321	131,060,789

-	-	-	-	-	-	-	-

3,235,269	4,078,660	-	1,794,971	-	-	-	-
2,156,832	316,438,388	503,575,095	42,770,671	290,246,924	67,746,170	4,935,829	19,089,540
-	-	-	-	-	545,905	-	-
17,356	1,154,307	1,111,116	75,231	491,482	141,815	77,399	47,796
58,126	114,102	92,324	78,553	78,820	86,834	16,060	14,873
26,357	828,012	1,141,402	82,063	343,584	203,071	114,234	74,102
5,493,940	322,613,469	505,919,937	44,801,489	291,160,810	68,723,795	5,143,522	19,226,311
$76,903,827	$4,781,986,850	$5,145,044,461	$311,097,407	$2,001,695,320	$566,649,358	$181,602,799	$111,834,478

$89,114,695	$4,764,684,752	$5,113,133,354	$327,466,313	$2,005,060,185	$825,129,410	$301,254,349	$544,856,846
(12,210,868)	17,302,098	31,911,107	(16,368,906)	(3,364,865)	(258,480,052)	(119,651,550)	(433,022,368)
$76,903,827	$4,781,986,850	$5,145,044,461	$311,097,407	$2,001,695,320	$566,649,358	$181,602,799	$111,834,478
1,190,000	35,170,000	50,140,000	5,200,000	27,980,000	10,380,000	1,670,000	4,260,800
$64.63	$135.97	$102.61	$59.83	$71.54	$54.59	$108.74	$26.25
$64.63	$135.97	$102.61	$59.83	$71.58	$54.60	$108.75	$26.26
$66,211,705	$4,389,562,960	$4,983,322,180	$265,091,039	$1,812,489,487	$541,244,053	$170,775,023	$102,696,869
$3,471,993	$317,055,983	$506,261,983	$43,007,817	$291,138,705	$68,432,991	$6,076,803	$19,259,056
$2,089,860	$313,897,271	$497,065,913	$42,345,981	$281,997,570	$66,078,645	$4,815,264	$18,679,162

31

Statements of Operations
For the six months ended October 31, 2025
(Unaudited)

	Invesco Large Cap Growth ETF (PWB)	Invesco Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)
Investment income:
Unaffiliated dividend income	$2,998,026	$14,026,288	$16,052,959	$17,162,379
Affiliated dividend income	23,849	18,892	26,565	44,912
Securities lending income, net	5,488	7,428	10,736	66,654
Foreign withholding tax	-	-	-	-
Total investment income	3,027,363	14,052,608	16,090,260	17,273,945
Expenses:
Advisory fees	3,111,890	2,854,010	1,973,381	4,022,063
Sub-licensing fees	186,710	171,237	271,211	530,065
Accounting & administration fees	37,056	38,378	34,953	143,259
Professional fees	17,438	17,510	17,432	22,115
Custodian & transfer agent fees	4,492	5,648	4,777	14,307
Trustees’ and officer’s fees	22,399	28,053	15,375	21,739
Other expenses	22,709	24,970	41,433	104,584
Total expenses	3,402,694	3,139,806	2,358,562	4,858,132
Less: Waivers	(572)	(451)	(385,817)	(1,068)
Net expenses	3,402,122	3,139,355	1,972,745	4,857,064
Net investment income (loss)	(374,759)	10,913,253	14,117,515	12,416,881
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(16,246,273)	10,159,254	(8,463,502)	(80,368,210)
Affiliated investment securities	(2,875)	133	768	11,333
Unaffiliated in-kind redemptions	146,083,776	32,785,123	61,883,289	84,899,749
Affiliated in-kind redemptions	-	-	-	-
Foreign currencies	-	-	-	-
Net realized gain	129,834,628	42,944,510	53,420,555	4,542,872
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	188,265,259	91,698,434	158,466,052	430,887,729
Affiliated investment securities	120	-	-	2,923
Foreign currencies	-	-	-	-
Change in net unrealized appreciation	188,265,379	91,698,434	158,466,052	430,890,652
Net realized and unrealized gain	318,100,007	134,642,944	211,886,607	435,433,524
Net increase in net assets resulting from operations	$317,725,248	$145,556,197	$226,004,122	$447,850,405
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$738,556	$23,074,277	$19,444,174	$3,302,902	$9,898,302	$10,207,405	$1,827,995	$2,345,149
19,470	71,867	103,649	10,254	29,035	10,173	14,647	2,879
128,994	179,883	323,828	22,022	174,724	79,743	8,867	22,330
-	(68,669)	-	-	-	-	(18,616)	(27,848)
887,020	23,257,358	19,871,651	3,335,178	10,102,061	10,297,321	1,832,893	2,342,510

92,103	6,136,507	6,362,503	403,811	2,569,531	843,065	461,515	285,596
6,352	776,688	888,447	50,204	350,454	109,460	125,853	73,077
6,908	104,450	199,775	14,335	44,560	32,765	12,753	10,435
16,007	21,653	24,991	16,335	18,068	17,140	16,336	16,536
3,136	12,149	11,202	3,059	7,077	5,370	3,373	4,173
10,223	25,185	27,284	12,955	16,005	14,804	6,037	5,718
9,442	126,589	164,634	15,651	79,220	32,555	12,792	13,470
144,171	7,203,221	7,678,836	516,350	3,084,915	1,055,159	638,659	409,005
(20,360)	(1,735)	(1,318,793)	(244)	(698)	(244)	(100)	(69)
123,811	7,201,486	6,360,043	516,106	3,084,217	1,054,915	638,559	408,936
763,209	16,055,872	13,511,608	2,819,072	7,017,844	9,242,406	1,194,334	1,933,574

(725,527)	(29,661,012)	(72,255,160)	(6,007,013)	26,056,465	4,963,596	3,902,756	4,002,044
(194)	9,308	27,578	2,062	8,799	1,035	5,986	372
2,610,474	264,765,247	170,832,141	12,441,825	22,020,776	9,334,915	747,072	497,501
16,838	-	-	-	-	-	(3,643)	-
-	36	-	-	-	-	-	(3)
1,901,591	235,113,579	98,604,559	6,436,874	48,086,040	14,299,546	4,652,171	4,499,914

6,378,341	411,804,987	413,306,048	33,359,449	183,541,847	51,468,917	7,831,065	4,526,490
575,814	3,393	23,250	611	9,023	2,608	131,255	443
-	(60)	-	-	-	-	206	-
6,954,155	411,808,320	413,329,298	33,360,060	183,550,870	51,471,525	7,962,526	4,526,933
8,855,746	646,921,899	511,933,857	39,796,934	231,636,910	65,771,071	12,614,697	9,026,847
$9,618,955	$662,977,771	$525,445,465	$42,616,006	$238,654,754	$75,013,477	$13,809,031	$10,960,421

33

Statements of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco Large Cap Growth ETF (PWB)		Invesco Large Cap Value ETF (PWV)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income (loss)	$(374,759)	$538,928	$10,913,253	$21,709,639
Net realized gain	129,834,628	121,468,393	42,944,510	83,286,168
Change in net unrealized appreciation (depreciation)	188,265,379	7,583,063	91,698,434	(43,820,141)
Net increase (decrease) in net assets resulting from operations	317,725,248	129,590,384	145,556,197	61,175,666
Distributions to Shareholders from:
Distributable earnings	(20,227)	(688,790)	(13,193,277)	(22,503,866)
Shareholder Transactions:
Proceeds from shares sold	757,519,365	786,726,074	302,104,319	661,899,690
Value of shares repurchased	(600,681,474)	(742,488,043)	(226,267,445)	(572,573,337)
Net increase (decrease) in net assets resulting from share transactions	156,837,891	44,238,031	75,836,874	89,326,353
Net increase (decrease) in net assets	474,542,912	173,139,625	208,199,794	127,998,153
Net assets:
Beginning of period	976,252,834	803,113,209	1,000,734,843	872,736,690
End of period	$1,450,795,746	$976,252,834	$1,208,934,637	$1,000,734,843
Changes in Shares Outstanding:
Shares sold	6,530,000	7,970,000	4,720,000	11,270,000
Shares repurchased	(5,180,000)	(7,640,000)	(3,530,000)	(9,880,000)
Shares outstanding, beginning of period	9,780,000	9,450,000	17,490,000	16,100,000
Shares outstanding, end of period	11,130,000	9,780,000	18,680,000	17,490,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 100 Equal Weight ETF (EQWL)		Invesco S&P 500 GARP ETF (SPGP)		Invesco S&P 500 Value with Momentum ETF (SPVM)
Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025

$14,117,515	$17,842,732	$12,416,881	$60,357,368	$763,209	$856,860
53,420,555	56,000,690	4,542,872	579,144,529	1,901,591	1,688,248
158,466,052	8,888,519	430,890,652	(664,043,224)	6,954,155	(490,738)
226,004,122	82,731,941	447,850,405	(24,541,327)	9,618,955	2,054,370

(13,127,957)	(17,310,552)	(13,000,448)	(59,282,455)	(744,972)	(848,603)

587,232,347	716,329,652	80,398,932	2,338,779,177	31,323,177	15,627,160
(151,628,252)	(211,133,344)	(720,726,159)	(4,228,738,261)	(12,896,825)	(9,932,976)
435,604,095	505,196,308	(640,327,227)	(1,889,959,084)	18,426,352	5,694,184
648,480,260	570,617,697	(205,477,270)	(1,973,782,866)	27,300,335	6,899,951

1,184,351,957	613,734,260	2,782,076,241	4,755,859,107	49,603,492	42,703,541
$1,832,832,217	$1,184,351,957	$2,576,598,971	$2,782,076,241	$76,903,827	$49,603,492

5,360,000	7,070,000	760,000	22,570,000	520,000	270,000
(1,350,000)	(2,070,000)	(6,720,000)	(41,060,000)	(220,000)	(180,000)
11,730,000	6,730,000	28,850,000	47,340,000	890,000	800,000
15,740,000	11,730,000	22,890,000	28,850,000	1,190,000	890,000

35

Statements of Changes in Net Assets—(continued)
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco S&P MidCap Momentum ETF (XMMO)		Invesco S&P MidCap Quality ETF (XMHQ)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income	$16,055,872	$19,804,791	$13,511,608	$40,443,246
Net realized gain (loss)	235,113,579	38,747,655	98,604,559	221,821,000
Change in net unrealized appreciation (depreciation)	411,808,320	(150,556,743)	413,329,298	(675,329,461)
Net increase (decrease) in net assets resulting from operations	662,977,771	(92,004,297)	525,445,465	(413,065,215)
Distributions to Shareholders from:
Distributable earnings	(17,490,446)	(17,116,434)	(13,999,221)	(242,654,316)
Shareholder Transactions:
Proceeds from shares sold	2,131,081,395	3,961,804,723	647,891,932	3,251,481,196
Value of shares repurchased	(1,413,925,830)	(2,568,278,012)	(769,193,044)	(2,472,689,264)
Net increase (decrease) in net assets resulting from share transactions	717,155,565	1,393,526,711	(121,301,112)	778,791,932
Net increase (decrease) in net assets	1,362,642,890	1,284,405,980	390,145,132	123,072,401
Net assets:
Beginning of period	3,419,343,960	2,134,937,980	4,754,899,329	4,631,826,928
End of period	$4,781,986,850	$3,419,343,960	$5,145,044,461	$4,754,899,329
Changes in Shares Outstanding:
Shares sold	16,070,000	31,900,000	6,220,000	32,050,000
Shares repurchased	(10,520,000)	(21,930,000)	(7,530,000)	(25,700,000)
Shares outstanding, beginning of period	29,620,000	19,650,000	51,450,000	45,100,000
Shares outstanding, end of period	35,170,000	29,620,000	50,140,000	51,450,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P MidCap Value with Momentum ETF (XMVM)		Invesco S&P SmallCap Momentum ETF (XSMO)		Invesco S&P SmallCap Value with Momentum ETF (XSVM)
Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025

$2,819,072	$5,083,217	$7,017,844	$10,781,179	$9,242,406	$14,422,902
6,436,874	5,097,288	48,086,040	(58,986,689)	14,299,546	34,355,204
33,360,060	(5,256,662)	183,550,870	(23,354,062)	51,471,525	(103,815,756)
42,616,006	4,923,843	238,654,754	(71,559,572)	75,013,477	(55,037,650)

(3,127,741)	(4,661,050)	(6,041,240)	(10,398,630)	(6,977,218)	(15,212,956)

81,257,374	45,082,797	477,199,572	1,916,290,502	27,061,215	298,288,658
(48,554,112)	(21,756,531)	(93,662,888)	(855,312,470)	(101,671,888)	(418,178,959)
32,703,262	23,326,266	383,536,684	1,060,978,032	(74,610,673)	(119,890,301)
72,191,527	23,589,059	616,150,198	979,019,830	(6,574,414)	(190,140,907)

238,905,880	215,316,821	1,385,545,122	406,525,292	573,223,772	763,364,679
$311,097,407	$238,905,880	$2,001,695,320	$1,385,545,122	$566,649,358	$573,223,772

1,440,000	820,000	6,850,000	29,200,000	480,000	5,420,000
(890,000)	(400,000)	(1,320,000)	(13,810,000)	(1,940,000)	(7,780,000)
4,650,000	4,230,000	22,450,000	7,060,000	11,840,000	14,200,000
5,200,000	4,650,000	27,980,000	22,450,000	10,380,000	11,840,000

37

Statements of Changes in Net Assets—(continued)
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)

	Invesco Zacks Mid-Cap ETF (CZA)		Invesco Zacks Multi-Asset Income ETF (CVY)
	Six Months Ended October 31, 2025	Year Ended April 30, 2025	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Operations:
Net investment income	$1,194,334	$2,528,680	$1,933,574	$4,150,460
Net realized gain	4,652,171	17,494,508	4,499,914	3,766,971
Change in net unrealized appreciation (depreciation)	7,962,526	(8,872,062)	4,526,933	(5,480,429)
Net increase in net assets resulting from operations	13,809,031	11,151,126	10,960,421	2,437,002
Distributions to Shareholders from:
Distributable earnings	-	(2,455,516)	(2,464,784)	(4,591,729)
Shareholder Transactions:
Proceeds from shares sold	1,103,818	66,647,302	-	785,936
Value of shares repurchased	(12,716,044)	(89,255,552)	(3,214,333)	(5,017,005)
Net increase (decrease) in net assets resulting from share transactions	(11,612,226)	(22,608,250)	(3,214,333)	(4,231,069)
Net increase (decrease) in net assets	2,196,805	(13,912,640)	5,281,304	(6,385,796)
Net assets:
Beginning of period	179,405,994	193,318,634	106,553,174	112,938,970
End of period	$181,602,799	$179,405,994	$111,834,478	$106,553,174
Changes in Shares Outstanding:
Shares sold	10,000	630,000	-	30,000
Shares repurchased	(120,000)	(850,000)	(120,000)	(200,000)
Shares outstanding, beginning of period	1,780,000	2,000,000	4,380,800	4,550,800
Shares outstanding, end of period	1,670,000	1,780,000	4,260,800	4,380,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights
Invesco Large Cap Growth ETF (PWB)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$99.82	$84.99	$65.50	$63.70	$71.25	$48.91
Net investment income (loss)(a)	(0.04)	0.06	0.19	0.25	0.04	0.08
Net realized and unrealized gain (loss) on investments	30.57	14.84	19.51	1.81	(7.55)	22.34
Total from investment operations	30.53	14.90	19.70	2.06	(7.51)	22.42
Distributions to shareholders from:
Net investment income	(0.00)(b)	(0.07)	(0.21)	(0.26)	(0.04)	(0.08)
Net asset value at end of period	$130.35	$99.82	$84.99	$65.50	$63.70	$71.25
Market price at end of period(c)	$130.38	$99.69	$84.99	$65.48	$63.74	$71.25
Net Asset Value Total Return(d)	30.58%	17.53%	30.13%	3.27%	(10.55)%	45.89%
Market Price Total Return(d)	30.78%	17.38%	30.17%	3.18%	(10.50)%	45.83%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,450,796	$976,253	$803,113	$603,941	$613,418	$753,157
Ratio to average net assets of:
Expenses	0.55%(e)	0.55%	0.56%	0.56%	0.55%	0.56%
Net investment income (loss)	(0.06)%(e)	0.06%	0.26%	0.40%	0.05%	0.13%
Portfolio turnover rate(f)	56%	92%	101%	123%	129%	118%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005) per share.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)
Invesco Large Cap Value ETF (PWV)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$57.22	$54.21	$45.76	$46.66	$44.21	$33.19
Net investment income(a)	0.60	1.28	1.13	1.07	0.99	0.91
Net realized and unrealized gain (loss) on investments	7.63	3.06	8.42	(0.85)	2.40	11.05
Total from investment operations	8.23	4.34	9.55	0.22	3.39	11.96
Distributions to shareholders from:
Net investment income	(0.73)	(1.33)	(1.10)	(1.12)	(0.94)	(0.94)
Net asset value at end of period	$64.72	$57.22	$54.21	$45.76	$46.66	$44.21
Market price at end of period(b)	$64.73	$57.18	$54.23	$45.75	$46.66	$44.20
Net Asset Value Total Return(c)	14.43%	8.00%	21.14%	0.53%	7.72%	36.68%
Market Price Total Return(c)	14.53%	7.89%	21.21%	0.52%	7.75%	36.50%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,208,935	$1,000,735	$872,737	$774,738	$802,083	$736,477
Ratio to average net assets of:
Expenses	0.55%(d)	0.55%	0.53%	0.55%	0.55%	0.58%
Net investment income	1.91%(d)	2.22%	2.30%	2.32%	2.12%	2.47%
Portfolio turnover rate(e)	44%	103%	101%	104%	113%	149%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco S&P 100 Equal Weight ETF (EQWL)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$100.97	$91.19	$78.76	$76.86	$77.93	$53.60
Net investment income(a)	1.00	2.05	1.88	1.66	1.57	1.34
Net realized and unrealized gain (loss) on investments	15.39	9.70	12.31	1.85	(1.14)	24.35
Total from investment operations	16.39	11.75	14.19	3.51	0.43	25.69
Distributions to shareholders from:
Net investment income	(0.92)	(1.97)	(1.76)	(1.61)	(1.50)	(1.36)
Net asset value at end of period	$116.44	$100.97	$91.19	$78.76	$76.86	$77.93
Market price at end of period(b)	$116.54	$101.23	$91.26	$78.76	$76.71	$77.98
Net Asset Value Total Return(c)	16.29%	12.89%	18.19%	4.75%	0.46%	48.53%
Market Price Total Return(c)	16.09%	13.10%	18.28%	4.95%	0.20%	48.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,832,832	$1,184,352	$613,734	$218,168	$117,593	$89,618
Ratio to average net assets of:
Expenses, after Waivers	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.30%(d)	0.30%	0.33%	0.36%	0.35%	0.40%
Net investment income	1.79%(d)	2.03%	2.21%	2.21%	1.90%	2.08%
Portfolio turnover rate(e)	8%	20%	18%	17%	15%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)
Invesco S&P 500 GARP ETF (SPGP)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$96.43	$100.46	$86.08	$85.51	$85.25	$51.39
Net investment income(a)	0.49	1.50	1.31	1.10	0.75	0.71
Net realized and unrealized gain (loss) on investments	16.15	(4.00)	14.41	0.50	0.17 (b)	33.95
Total from investment operations	16.64	(2.50)	15.72	1.60	0.92	34.66
Distributions to shareholders from:
Net investment income	(0.51)	(1.53)	(1.34)	(1.03)	(0.66)	(0.80)
Net asset value at end of period	$112.56	$96.43	$100.46	$86.08	$85.51	$85.25
Market price at end of period(c)	$112.59	$96.34	$100.46	$86.07	$85.51	$85.34
Net Asset Value Total Return(d)	17.29%	(2.60)%	18.34%	1.96%	1.04%	67.94%
Market Price Total Return(d)	17.43%	(2.69)%	18.35%	1.95%	0.94%	67.99%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,576,599	$2,782,076	$4,755,859	$2,867,205	$833,750	$411,737
Ratio to average net assets of:
Expenses	0.35%(e)	0.35%	0.36%	0.34%	0.33%	0.36%
Net investment income	0.90%(e)	1.45%	1.38%	1.30%	0.83%	1.07%
Portfolio turnover rate(f)	58%	69%	51%	49%	50%	68%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)
Invesco S&P 500 Value with Momentum ETF (SPVM)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$55.73	$53.38	$47.73	$51.04	$48.45	$31.56
Net investment income(a)	0.75	1.20	1.08	1.22	0.84	0.78
Net realized and unrealized gain (loss) on investments	8.87	2.31	5.71	(3.22)	2.50 (b)	16.94
Total from investment operations	9.62	3.51	6.79	(2.00)	3.34	17.72
Distributions to shareholders from:
Net investment income	(0.72)	(1.16)	(1.14)	(1.31)	(0.75)	(0.83)
Net asset value at end of period	$64.63	$55.73	$53.38	$47.73	$51.04	$48.45
Market price at end of period(c)	$64.63	$55.71	$53.41	$47.71	$50.98	$48.46
Net Asset Value Total Return(d)	17.32%	6.54%	14.43%	(3.87)%	6.94%	56.93%
Market Price Total Return(d)	17.36%	6.44%	14.54%	(3.80)%	6.80%	56.68%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$76,904	$49,603	$42,704	$41,998	$57,681	$35,372
Ratio to average net assets of:
Expenses, after Waivers	0.39%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.45%(e)	0.45%	0.58%	0.52%	0.48%	0.57%
Net investment income	2.40%(e)	2.10%	2.18%	2.50%	1.64%	2.07%
Portfolio turnover rate(f)	26%	69%	73%	77%	71%	83%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights—(continued)
Invesco S&P MidCap Momentum ETF (XMMO)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$115.44	$108.65	$75.06	$81.98	$85.50	$54.07
Net investment income(a)	0.50	0.75	0.52	1.15	0.58	0.32
Net realized and unrealized gain (loss) on investments	20.57	6.65 (b)	33.57	(6.89)	(3.56)	31.45
Total from investment operations	21.07	7.40	34.09	(5.74)	(2.98)	31.77
Distributions to shareholders from:
Net investment income	(0.54)	(0.61)	(0.50)	(1.18)	(0.54)	(0.34)
Net asset value at end of period	$135.97	$115.44	$108.65	$75.06	$81.98	$85.50
Market price at end of period(c)	$135.97	$115.29	$108.67	$75.05	$82.00	$85.51
Net Asset Value Total Return(d)	18.29%	6.78%	45.60%	(6.97)%	(3.50)%	58.94%
Market Price Total Return(d)	18.44%	6.62%	45.63%	(7.01)%	(3.49)%	58.66%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,781,987	$3,419,344	$2,134,938	$1,053,054	$894,410	$943,934
Ratio to average net assets of:
Expenses	0.34%(e)	0.33%	0.39%	0.34%	0.33%	0.33%
Net investment income	0.76%(e)	0.62%	0.58%	1.50%	0.67%	0.44%
Portfolio turnover rate(f)	56%	104%	132%	129%	135%	100%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights—(continued)
Invesco S&P MidCap Quality ETF (XMHQ)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$92.42	$102.70	$73.93	$70.03	$78.05	$47.16
Net investment income(a)	0.27	0.73	0.76	1.03	1.00	0.77
Net realized and unrealized gain (loss) on investments	10.20	(5.90)	28.65	3.98	(8.07)	30.84
Total from investment operations	10.47	(5.17)	29.41	5.01	(7.07)	31.61
Distributions to shareholders from:
Net investment income	(0.28)	(0.74)	(0.64)	(1.11)	(0.95)	(0.72)
Net realized gains	-	(4.37)	-	-	-	-
Total distributions	(0.28)	(5.11)	(0.64)	(1.11)	(0.95)	(0.72)
Net asset value at end of period	$102.61	$92.42	$102.70	$73.93	$70.03	$78.05
Market price at end of period(b)	$102.61	$92.32	$102.75	$73.92	$70.16	$78.13
Net Asset Value Total Return(c)	11.33%	(5.32)%	39.91%	7.33%	(9.16)%	67.43%
Market Price Total Return(c)	11.45%	(5.47)%	40.00%	7.11%	(9.07)%	67.00%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,145,044	$4,754,899	$4,631,827	$714,869	$329,824	$245,868
Ratio to average net assets of:
Expenses, after Waivers	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.30%(d)	0.30%	0.31%	0.33%	0.31%	0.37%
Net investment income	0.53%(d)	0.74%	0.84%	1.46%	1.30%	1.17%
Portfolio turnover rate(e)	34%	58%	62%	79%	83%	56%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights—(continued)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$51.38	$50.90	$42.56	$44.63	$46.41	$25.75
Net investment income(a)	0.59	1.12	0.68	0.83	0.64	0.38
Net realized and unrealized gain (loss) on investments	8.52	0.38 (b)	8.41	(2.10)	(1.79)	20.73
Total from investment operations	9.11	1.50	9.09	(1.27)	(1.15)	21.11
Distributions to shareholders from:
Net investment income	(0.66)	(1.02)	(0.75)	(0.80)	(0.63)	(0.45)
Net asset value at end of period	$59.83	$51.38	$50.90	$42.56	$44.63	$46.41
Market price at end of period(c)	$59.83	$51.30	$50.96	$42.50	$44.65	$46.51
Net Asset Value Total Return(d)	17.77%	2.84%	21.48%	(2.78)%	(2.51)%	82.77%
Market Price Total Return(d)	17.96%	2.56%	21.79%	(2.97)%	(2.67)%	82.75%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$311,097	$238,906	$215,317	$170,228	$257,070	$132,722
Ratio to average net assets of:
Expenses, after Waivers	0.37%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.37%(e)	0.39%	0.41%	0.40%	0.39%	0.46%
Net investment income	2.02%(e)	2.04%	1.44%	1.88%	1.38%	1.09%
Portfolio turnover rate(f)	26%	73%	82%	76%	76%	78%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights—(continued)
Invesco S&P SmallCap Momentum ETF (XSMO)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$61.72	$57.58	$44.82	$48.07	$51.21	$32.48
Net investment income(a)	0.28	0.62	0.37	0.66	0.26	0.24
Net realized and unrealized gain (loss) on investments	9.78	4.07 (b)	12.80	(3.25)	(3.20)	18.77
Total from investment operations	10.06	4.69	13.17	(2.59)	(2.94)	19.01
Distributions to shareholders from:
Net investment income	(0.24)	(0.55)	(0.41)	(0.66)	(0.20)	(0.28)
Net asset value at end of period	$71.54	$61.72	$57.58	$44.82	$48.07	$51.21
Market price at end of period(c)	$71.58	$61.71	$57.64	$44.77	$48.05	$51.16
Net Asset Value Total Return(d)	16.30%	8.11%	29.51%	(5.38)%	(5.78)%	58.74%
Market Price Total Return(d)	16.39%	7.98%	29.79%	(5.45)%	(5.72)%	58.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,001,695	$1,385,545	$406,525	$177,922	$145,652	$171,548
Ratio to average net assets of:
Expenses, after Waivers	0.35%(e)	0.35%	0.39%	0.39%	0.37%	0.39%
Expenses, prior to Waivers	0.35%(e)	0.35%	0.40%	0.42%	0.37%	0.40%
Net investment income	0.79%(e)	0.96%	0.70%	1.40%	0.48%	0.53%
Portfolio turnover rate(f)	50%	115%	107%	125%	147%	132%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights—(continued)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$48.41	$53.76	$44.08	$50.04	$49.21	$22.95
Net investment income(a)	0.86	1.02	0.89	0.68	0.74	0.38
Net realized and unrealized gain (loss) on investments	5.98	(5.27)	9.60	(5.91)	0.84 (b)	26.23
Total from investment operations	6.84	(4.25)	10.49	(5.23)	1.58	26.61
Distributions to shareholders from:
Net investment income	(0.66)	(1.10)	(0.81)	(0.73)	(0.75)	(0.35)
Net asset value at end of period	$54.59	$48.41	$53.76	$44.08	$50.04	$49.21
Market price at end of period(c)	$54.60	$48.37	$53.82	$44.07	$50.03	$49.27
Net Asset Value Total Return(d)	14.15%	(8.07)%	23.95%	(10.46)%	3.18%	116.75%
Market Price Total Return(d)	14.26%	(8.25)%	24.11%	(10.47)%	3.04%	117.30%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$566,649	$573,224	$763,365	$612,331	$711,075	$259,319
Ratio to average net assets of:
Expenses, after Waivers	0.36%(e)	0.36%	0.37%	0.36%	0.36%	0.39%
Expenses, prior to Waivers	0.36%(e)	0.36%	0.37%	0.36%	0.36%	0.41%
Net investment income	3.18%(e)	1.88%	1.79%	1.44%	1.41%	1.11%
Portfolio turnover rate(f)	40%	87%	77%	86%	73%	75%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights—(continued)
Invesco Zacks Mid-Cap ETF (CZA)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$100.79	$96.66	$86.48	$89.72	$88.94	$57.49
Net investment income(a)	0.70	1.33	1.39	1.06	1.06	0.83
Net realized and unrealized gain (loss) on investments	7.25	4.12	10.07	(2.78)	0.57	31.70
Total from investment operations	7.95	5.45	11.46	(1.72)	1.63	32.53
Distributions to shareholders from:
Net investment income	-	(1.32)	(1.28)	(1.52)	(0.85)	(1.08)
Net asset value at end of period	$108.74	$100.79	$96.66	$86.48	$89.72	$88.94
Market price at end of period(b)	$108.75	$100.74	$96.66	$86.48	$89.97	$88.93
Net Asset Value Total Return(c)	7.89%	5.60%	13.31%	(1.93)%	1.82%	56.93%
Market Price Total Return(c)	7.96%	5.55%	13.31%	(2.20)%	2.12%	56.65%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$181,603	$179,406	$193,319	$198,895	$211,735	$226,798
Ratio to average net assets of:
Expenses	0.69%(d)	0.69%	0.69%	0.72%	0.74%	0.69%
Net investment income	1.29%(d)	1.28%	1.54%	1.20%	1.16%	1.18%
Portfolio turnover rate(e)	62%	112%	118%	122%	121%	162%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights—(continued)
Invesco Zacks Multi-Asset Income ETF (CVY)
	Six Months Ended October 31, 2025 (Unaudited)	Years Ended April 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$24.32	$24.82	$21.46	$22.65	$24.06	$15.82
Net investment income(a)(b)	0.45	0.92	0.90	0.95	0.67	0.65
Net realized and unrealized gain (loss) on investments	2.05	(0.40)	3.46	(0.94)	(1.44)	8.20
Total from investment operations	2.50	0.52	4.36	0.01	(0.77)	8.85
Distributions to shareholders from:
Net investment income	(0.57)	(1.02)	(1.00)	(1.20)	(0.64)	(0.61)
Net asset value at end of period	$26.25	$24.32	$24.82	$21.46	$22.65	$24.06
Market price at end of period(c)	$26.26	$24.33	$24.86	$21.48	$22.61	$24.08
Net Asset Value Total Return(d)	10.29%	1.97%	20.83%	0.28%	(3.30)%	57.19%
Market Price Total Return(d)	10.29%	1.85%	20.91%	0.56%	(3.54)%	57.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$111,834	$106,553	$112,939	$96,175	$114,150	$133,536
Ratio to average net assets of:
Expenses, after Waivers(e)	0.72%(f)	0.71%	0.64%	0.73%	0.73%	0.73%
Expenses, prior to Waivers(e)	0.72%(f)	0.72%	0.65%	0.73%	0.74%	0.73%
Net investment income(b)	3.39%(f)	3.59%	3.94%	4.37%	2.77%	3.48%
Portfolio turnover rate(g)	69%	115%	117%	142%	161%	176%

(a)	Based on average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Large Cap Growth ETF (PWB)	"Large Cap Growth ETF"
Invesco Large Cap Value ETF (PWV)	"Large Cap Value ETF"
Invesco S&P 100 Equal Weight ETF (EQWL)	"S&P 100 Equal Weight ETF"
Invesco S&P 500 GARP ETF (SPGP)	"S&P 500 GARP ETF"
Invesco S&P 500 Value with Momentum ETF (SPVM)	"S&P 500 Value with Momentum ETF"
Invesco S&P MidCap Momentum ETF (XMMO)	"S&P MidCap Momentum ETF"
Invesco S&P MidCap Quality ETF (XMHQ)	"S&P MidCap Quality ETF"
Invesco S&P MidCap Value with Momentum ETF (XMVM)	"S&P MidCap Value with Momentum ETF"
Invesco S&P SmallCap Momentum ETF (XSMO)	"S&P SmallCap Momentum ETF"
Invesco S&P SmallCap Value with Momentum ETF (XSVM)	"S&P SmallCap Value with Momentum ETF"
Invesco Zacks Mid-Cap ETF (CZA)	"Zacks Mid-Cap ETF"
Invesco Zacks Multi-Asset Income ETF (CVY)	"Zacks Multi-Asset Income ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Large Cap Growth ETF	Dynamic Large Cap Growth IntellidexSM Index
Large Cap Value ETF	Dynamic Large Cap Value IntellidexSM Index
S&P 100 Equal Weight ETF	S&P 100® Equal Weight Index
S&P 500 GARP ETF	S&P 500® GARP Index
S&P 500 Value with Momentum ETF	S&P 500® High Momentum Value Index
S&P MidCap Momentum ETF	S&P MidCap 400® Momentum Index
S&P MidCap Quality ETF	S&P MidCap 400® Quality Index
S&P MidCap Value with Momentum ETF	S&P MidCap 400® High Momentum Value Index
S&P SmallCap Momentum ETF	S&P SmallCap 600® Momentum Index
S&P SmallCap Value with Momentum ETF	S&P SmallCap 600® High Momentum Value Index
Zacks Mid-Cap ETF	Zacks Mid-Cap Core Index
Zacks Multi-Asset Income ETF	Zacks Multi-Asset Income Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

51

A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity

52

to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly (except for Zacks Mid-Cap ETF, which declares and pays dividends from net investment income, if any, to shareholders annually) and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s

53

taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2025, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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J.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Large Cap Growth ETF	$450
Large Cap Value ETF	808
S&P 100 Equal Weight ETF	1,169
S&P 500 GARP ETF	5,644
S&P 500 Value with Momentum ETF	13,394
S&P MidCap Momentum ETF	11,715
S&P MidCap Quality ETF	20,688
S&P MidCap Value with Momentum ETF	1,667
S&P SmallCap Momentum ETF	12,130
S&P SmallCap Value with Momentum ETF	4,874
Zacks Mid-Cap ETF	631
Zacks Multi-Asset Income ETF	1,467

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from

55

investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Other Risks
ADR Risk. Certain Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Growth Investing Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may

56

lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Investment in Investment Companies Risk. Investing in other investment companies, including exchange-traded funds ("ETFs") and closed-end funds, subjects a Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, a Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests. Investments in another ETF or closed-end fund are subject to, among other risks, the risk that the ETF’s or closed-end fund’s shares may trade at a discount or premium relative to the NAV of its shares and the listing exchange may halt trading of the fund’s shares.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Master Limited Partnership Risk. Certain Funds may invest in master limited partnerships (“MLPs”). An MLP is an entity that is classified as a partnership under the Internal Revenue Code and whose partnership interests or “units” are traded on securities exchanges like shares of corporate stock. Investments in MLP units are subject to certain risks inherent in a partnership structure, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Securities issued by MLPs may experience limited trading volumes and may be relatively illiquid or volatile at times. As partnerships, MLPs may be subject to less regulation (and less protection for investors) than corporations under state laws, and may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its

57

corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. Each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.25% of the Fund’s average daily net assets. Each of Large Cap Growth ETF, Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2027. The Expense Cap for each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF is 0.25% of the Fund’s

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average daily net assets per year, through at least August 31, 2027. The Expense Cap for each of Large Cap Growth ETF, Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF is 0.60% of the Fund’s average daily net assets per year through at least August 31, 2027, and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the six months ended October 31, 2025 under this Expense Cap for Large Cap Growth ETF, Large Cap Value ETF, S&P 500 GARP ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF, S&P SmallCap Value with Momentum ETF, Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF.
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the six months ended October 31, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Large Cap Growth ETF	$572
Large Cap Value ETF	451
S&P 100 Equal Weight ETF	385,817
S&P 500 GARP ETF	1,068
S&P 500 Value with Momentum ETF	20,360
S&P MidCap Momentum ETF	1,735
S&P MidCap Quality ETF	1,318,793
S&P MidCap Value with Momentum ETF	244
S&P SmallCap Momentum ETF	698
S&P SmallCap Value with Momentum ETF	244
Zacks Mid-Cap ETF	100
Zacks Multi-Asset Income ETF	69
The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2025 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/26	4/30/27	4/30/28	10/31/28
S&P 100 Equal Weight ETF	$1,262,718	$101,624	$318,934	$456,983	$385,177
S&P 500 Value with Momentum ETF	172,907	47,727	73,164	31,707	20,309
S&P MidCap Quality ETF	5,752,801	187,707	1,257,926	2,990,848	1,316,320
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Large Cap Growth ETF	ICE Data Indices, LLC
Large Cap Value ETF	ICE Data Indices, LLC
S&P 100 Equal Weight ETF	S&P Dow Jones Indices LLC
S&P 500 GARP ETF	S&P Dow Jones Indices LLC
S&P 500 Value with Momentum ETF	S&P Dow Jones Indices LLC
S&P MidCap Momentum ETF	S&P Dow Jones Indices LLC
S&P MidCap Quality ETF	S&P Dow Jones Indices LLC
S&P MidCap Value with Momentum ETF	S&P Dow Jones Indices LLC
S&P SmallCap Momentum ETF	S&P Dow Jones Indices LLC
S&P SmallCap Value with Momentum ETF	S&P Dow Jones Indices LLC
Zacks Mid-Cap ETF	Zacks Investment Research, Inc.
Zacks Multi-Asset Income ETF	Zacks Investment Research, Inc.
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended October 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Large Cap Growth ETF	$39,166
Large Cap Value ETF	50,634
S&P 100 Equal Weight ETF	6,625
S&P 500 GARP ETF	12
S&P 500 Value with Momentum ETF	4,679
S&P MidCap Momentum ETF	71,479
S&P MidCap Quality ETF	19,896
S&P MidCap Value with Momentum ETF	16,303
S&P SmallCap Momentum ETF	56,307
S&P SmallCap Value with Momentum ETF	50,458
Zacks Mid-Cap ETF	21,054
Zacks Multi-Asset Income ETF	31,336
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

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Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025, for each Fund (except for Large Cap Value ETF). As of October 31, 2025, all of the securities in Large Cap Value ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,450,169,815	$-	$-	$1,450,169,815
Money Market Funds	1,326,532	14,701,329	-	16,027,861
Total Investments	$1,451,496,347	$14,701,329	$-	$1,466,197,676
S&P 100 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,831,367,861	$-	$-	$1,831,367,861
Money Market Funds	25,601	18,141,169	-	18,166,770
Total Investments	$1,831,393,462	$18,141,169	$-	$1,849,534,631
S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,574,903,617	$-	$-	$2,574,903,617
Money Market Funds	2,669,420	22,175,336	-	24,844,756
Total Investments	$2,577,573,037	$22,175,336	$-	$2,599,748,373
S&P 500 Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$76,869,305	$-	$-	$76,869,305
Money Market Funds	82,664	2,156,676	-	2,239,340
Total Investments	$76,951,969	$2,156,676	$-	$79,108,645
S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,782,033,869	$-	$-	$4,782,033,869
Money Market Funds	617,595	316,435,002	-	317,052,597
Total Investments	$4,782,651,464	$316,435,002	$-	$5,099,086,466
S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,144,067,462	$-	$-	$5,144,067,462
Money Market Funds	2,686,888	503,574,619	-	506,261,507
Total Investments	$5,146,754,350	$503,574,619	$-	$5,650,328,969
S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$311,021,952	$-	$-	$311,021,952
Money Market Funds	237,146	42,770,293	-	43,007,439
Total Investments	$311,259,098	$42,770,293	$-	$354,029,391
S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,001,089,808	$-	$-	$2,001,089,808
Money Market Funds	891,781	290,244,646	-	291,136,427
Total Investments	$2,001,981,589	$290,244,646	$-	$2,292,226,235

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	Level 1	Level 2	Level 3	Total
S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$565,695,826	$-	$-	$565,695,826
Money Market Funds	686,821	67,745,765	-	68,432,586
Total Investments	$566,382,647	$67,745,765	$-	$634,128,412
Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$181,637,512	$-	$-	$181,637,512
Money Market Funds	112,223	4,935,756	-	5,047,979
Total Investments	$181,749,735	$4,935,756	$-	$186,685,491
Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$89,505,777	$-	$-	$89,505,777
Preferred Stocks	11,208,402	-	-	11,208,402
Closed-End Funds	10,772,957	-	-	10,772,957
Money Market Funds	169,516	19,089,226	-	19,258,742
Total Investments	$111,656,652	$19,089,226	$-	$130,745,878
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Large Cap Growth ETF	$295,437,905	$-	$295,437,905
Large Cap Value ETF	445,982,224	80,626,797	526,609,021
S&P 100 Equal Weight ETF	4,466,509	9,540,764	14,007,273
S&P 500 GARP ETF	272,313,806	145,272,397	417,586,203
S&P 500 Value with Momentum ETF	16,331,841	7,158,323	23,490,164
S&P MidCap Momentum ETF	596,228,529	12,338,860	608,567,389
S&P MidCap Quality ETF	163,271,649	18,522,244	181,793,893
S&P MidCap Value with Momentum ETF	46,571,905	21,575,395	68,147,300
S&P SmallCap Momentum ETF	231,232,085	7,607,001	238,839,086
S&P SmallCap Value with Momentum ETF	207,683,248	89,269,421	296,952,669
Zacks Mid-Cap ETF	127,733,444	7,400,208	135,133,652
Zacks Multi-Asset Income ETF	365,714,816	80,469,083	446,183,899

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended October 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Large Cap Growth ETF	$686,345,158	$685,899,086
Large Cap Value ETF	502,974,058	500,040,098
S&P 100 Equal Weight ETF	122,538,736	119,577,786
S&P 500 GARP ETF	1,572,645,165	1,579,008,143

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	Purchases	Sales
S&P 500 Value with Momentum ETF	$16,204,645	$16,434,904
S&P MidCap Momentum ETF	2,328,165,404	2,325,511,901
S&P MidCap Quality ETF	1,715,193,504	1,709,990,000
S&P MidCap Value with Momentum ETF	72,440,227	72,562,153
S&P SmallCap Momentum ETF	878,073,446	875,018,488
S&P SmallCap Value with Momentum ETF	231,799,803	230,520,656
Zacks Mid-Cap ETF	113,418,319	112,060,134
Zacks Multi-Asset Income ETF	77,367,851	77,842,428
For the six months ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Large Cap Growth ETF	$756,873,032	$601,355,909
Large Cap Value ETF	298,651,219	227,599,952
S&P 100 Equal Weight ETF	586,065,919	152,274,772
S&P 500 GARP ETF	80,246,444	716,413,300
S&P 500 Value with Momentum ETF	31,286,904	12,579,789
S&P MidCap Momentum ETF	2,129,567,297	1,415,573,168
S&P MidCap Quality ETF	646,901,001	772,054,201
S&P MidCap Value with Momentum ETF	81,134,327	48,534,807
S&P SmallCap Momentum ETF	476,269,491	93,539,429
S&P SmallCap Value with Momentum ETF	27,025,060	101,059,508
Zacks Mid-Cap ETF	1,103,467	12,707,197
Zacks Multi-Asset Income ETF	-	2,884,539
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Large Cap Growth ETF	$366,671,146	$(23,900,285)	$342,770,861	$1,123,426,815
Large Cap Value ETF	193,730,960	(37,378,403)	156,352,557	1,051,433,876
S&P 100 Equal Weight ETF	258,889,553	(63,142,789)	195,746,764	1,653,787,867
S&P 500 GARP ETF	385,297,077	(200,867,362)	184,429,715	2,415,318,658
S&P 500 Value with Momentum ETF	10,610,427	(1,217,076)	9,393,351	69,715,294
S&P MidCap Momentum ETF	541,749,247	(152,656,133)	389,093,114	4,709,993,352
S&P MidCap Quality ETF	678,902,134	(565,250,292)	113,651,842	5,536,677,127
S&P MidCap Value with Momentum ETF	52,164,699	(6,874,508)	45,290,191	308,739,200
S&P SmallCap Momentum ETF	249,565,100	(63,504,323)	186,060,777	2,106,165,458
S&P SmallCap Value with Momentum ETF	61,433,730	(39,865,344)	21,568,386	612,560,026
Zacks Mid-Cap ETF	15,915,155	(6,857,035)	9,058,120	177,627,371
Zacks Multi-Asset Income ETF	13,721,912	(4,565,330)	9,156,582	121,589,296
NOTE 7—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

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NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

65

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SF-NCSRS
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                         ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: January 5, 2026

By:       /s/ Kelli Gallegos                                          _

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:January 5, 2026